UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: July 1, 2007 – September 30, 2007

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of September 30, 2007. The schedules have not been audited.

EQ Advisors Trust

Quarterly Report

September 30, 2007

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Quality Bond Portfolio‡	1,892,223	$19,423,682
EQ/AllianceBernstein Value Portfolio‡	1,514,886	25,553,894
EQ/AXA Rosenberg Value Long/Short Equity Portfolio‡	1,025,030	10,844,818
EQ/BlackRock Basic Value Equity Portfolio‡	2,158,921	39,317,054
EQ/BlackRock International Value Portfolio‡	1,268,273	23,539,127
EQ/Davis New York Venture Portfolio‡	742,665	8,525,224
EQ/Evergreen International Bond Portfolio‡	817,322	8,817,583
EQ/Franklin Small Cap Value Portfolio‡	1,702,602	18,757,658
EQ/GAMCO Mergers & Acquisitions Portfolio‡	866,151	11,445,647
EQ/GAMCO Small Company Value Portfolio‡	182,353	6,188,999
EQ/JPMorgan Core Bond Portfolio‡	266,893	2,987,277
EQ/Long Term Bond Portfolio‡	1,198,872	16,382,030
EQ/Marsico Focus Portfolio‡	1,682,385	32,360,437
EQ/PIMCO Real Return Portfolio*‡	908,322	9,357,842
EQ/Short Duration Bond Portfolio‡	2,468,932	25,576,070
EQ/Van Kampen Emerging Markets Equity Portfolio‡	885,126	18,857,669
EQ/Van Kampen Real Estate Portfolio‡	1,818,543	17,730,342
iShares Cohen & Steers Realty Majors Index Fund	35,710	3,329,243
iShares COMEX Gold Trust*	58,110	4,278,639
iShares S&P Global Energy Sector Index Fund	31,360	4,328,935
iShares S&P GSSI Natural Resources Index Fund	93,720	12,064,576
iShares Silver Trust*	8,610	1,177,590
MarketPLUS International Core Portfolio‡	2,980,051	47,848,184
Multimanager Aggressive Equity Portfolio‡	323,261	10,703,967
Multimanager Core Bond Portfolio‡	1,598,518	16,338,239
Multimanager High Yield Portfolio‡	917,705	5,343,664
Multimanager International Equity Portfolio‡	576,346	10,161,120
Multimanager Large Cap Core Equity Portfolio‡	1,801,655	23,432,277
Multimanager Large Cap Value Portfolio‡	315,317	4,364,334
Multimanager Mid Cap Growth Portfolio‡	340,522	3,496,467
Multimanager Mid Cap Value Portfolio‡	760,247	8,118,845
Multimanager Small Cap Value Portfolio‡	974,667	12,790,808

Total Investment Companies (99.9%) (Cost $437,411,615)		463,442,241

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.3%)
JPMorgan Chase Nassau
4.43%, 10/1/07
(Amortized Cost $1,183,804)	$1,183,804	$1,183,804

Total Investments (100.2%) (Cost/Amortized Cost $438,595,419)		464,626,045
Other Assets Less Liabilities (-0.2%)		(737,061)

Net Assets (100%)		$463,888,984

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

The holdings in affiliated Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value September 30, 2007	Dividend Income	Realized Gain/ (Loss)

EQ/AllianceBernstein Quality Bond Portfolio	$60,024,355	$24,739	$42,875,653	$19,423,682	$11,913	$(1,393,387)
EQ/AllianceBernstein Value Portfolio	61,982,610	326,318	33,842,095	25,553,894	3,101	6,394,781
EQ/AXA Rosenberg Value Long/Short Equity Portfolio	—	11,517,778	417,891	10,844,818	17,114	(11,137)
EQ/BlackRock Basic Value Equity Portfolio	64,086,404	128,076	25,024,638	39,317,054	4,678	4,726,012
EQ/BlackRock International Value Portfolio	—	24,047,077	814,373	23,539,127	—	7,965
EQ/Davis New York Venture Portfolio	—	9,000,483	304,654	8,525,224	—	(8,833)
EQ/Evergreen International Bond Portfolio	—	10,005,803	1,763,840	8,817,583	—	37,300
EQ/Franklin Small Cap Value Portfolio	40,184	21,001,967	681,722	18,757,658	—	(15,245)
EQ/GAMCO Mergers & Acquisitions Portfolio	—	12,014,635	418,008	11,445,647	—	2,717
EQ/GAMCO Small Company Value Portfolio	—	6,117,796	—	6,188,999	—	—
EQ/JPMorgan Core Bond Portfolio	—	3,000,257	72,878	2,987,277	137	1,077
EQ/Long Term Bond Portfolio	18,000,627	2,010,144	4,367,985	16,382,030	1,734	(244,889)
EQ/Marsico Focus Portfolio	43,992,768	10,858	14,069,425	32,360,437	522	2,126,798
EQ/PIMCO Real Return Portfolio	—	9,500,943	417,938	9,357,842	—	1,601
EQ/Short Duration Bond Portfolio	56,819,385	6,617	32,378,652	25,576,070	—	282,073
EQ/Small Company Index Portfolio	11,591,593	11,871	11,965,527	—	—	161,838
EQ/Van Kampen Emerging Markets Equity Portfolio	—	16,896,428	472,538	18,857,669	—	403,814
EQ/Van Kampen Real Estate Portfolio	—	18,500,966	640,412	17,730,342	—	(48,771)
MarketPLUS International Core Portfolio	—	47,284,588	1,603,466	47,848,184	16,537	215,107
Multimanager Aggressive Equity Portfolio	14,965,128	1,503,266	6,327,548	10,703,967	—	1,192,673
Multimanager Core Bond Portfolio	79,567,882	1,800,510	66,486,531	16,338,239	1,782,841	(2,603,247)
Multimanager High Yield Portfolio	20,392,812	6,406,631	22,279,460	5,343,664	1,065	(216,137)
Multimanager International Equity Portfolio	—	10,091,728	346,461	10,161,120	472	77,049
Multimanager Large Cap Core Equity Portfolio	34,446,272	344,186	12,024,535	23,432,277	—	2,639,470
Multimanager Large Cap Value Portfolio	9,710,034	40,106	5,459,845	4,364,334	—	796,904
Multimanager Mid Cap Growth Portfolio	3,471,911	46,990	505,972	3,496,467	—	5,191
Multimanager Mid Cap Value Portfolio	8,666,890	95,535	1,250,736	8,118,845	—	44,994
Multimanager Small Cap Value Portfolio	20,171,709	435,232	7,702,937	12,790,808	—	(73,757)

	$507,930,564	$212,171,528	$294,515,720	$438,263,258	$1,840,114	$14,501,961

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Investment Companies	$237,638,665
Net Proceeds of Sales and Redemptions:
Investment Companies	$308,312,997

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,191,532
Aggregate gross unrealized depreciation	(3,884,327)

Net unrealized appreciation	$25,307,205

Federal income tax cost of investments	$439,318,840

The Portfolio has a net capital loss carryforward of $29,818,238 of which $514,558 expires in the year 2009, $28,093,856 expires in the year 2010, and $1,209,824 expires in the year 2011.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Franklin Income Portfolio‡	14,669,411	$161,623,561
EQ/Mutual Shares Portfolio‡	14,128,501	158,554,822
EQ/Templeton Growth Portfolio‡	14,035,140	160,201,839

Total Investment Companies (98.1%) (Cost $477,056,452)		$480,380,222

SHORT-TERM INVESTMENT:
Time Deposit (1.2%)
JPMorgan Chase Nassau
4.43%, 10/1/07
(Amortized Cost $5,810,543)	$5,810,543	$5,810,543

Total Investments (99.3%) (Cost/Amortized Cost $482,866,995)		486,190,765
Other Assets Less Liabilities (0.7%)		3,640,811

Net Assets (100%)		$489,831,576

‡	Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

The holdings in Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the period ended September 30, 2007, were as follows:

Securities	Market Value April 30, 2007*	Purchases at Cost	Sales at Cost	Market Value September 30, 2007	Dividend Income	Realized Gain
EQ/Franklin Income Portfolio	$—	$159,038,873	$—	$161,623,561	$9,772	$26,059
EQ/Mutual Shares Portfolio	—	159,009,767	—	158,554,822	—	6,724
EQ/Templeton Growth Portfolio.	—	159,007,812	—	160,201,839	—	—

	$—	$477,056,452	$—	$480,380,222	$9,772	$32,783

*	The Portfolio commenced operations on April 30, 2007.

Investment security transactions for the period ended September 30, 2007 were as follows:

Cost of Purchases:
Investment Companies	$477,056,452
Net Proceeds of Sales and Redemptions:
Investment Companies	$—

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,778,715
Aggregate gross unrealized depreciation	(454,945)

Net unrealized appreciation	$3,323,770

Federal income tax cost of investments	$482,866,995

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
iShares MSCI Australia Index Fund	9,020	$286,566
iShares MSCI Canada Index Fund	7,940	259,876
iShares MSCI EAFE Growth Index Fund	16,270	1,291,838
iShares MSCI EAFE Index Fund	45,560	3,762,801
iShares MSCI EAFE Value Index Fund	9,660	755,219
iShares MSCI France Index Fund	3,290	126,533
iShares MSCI Germany Index Fund	3,900	134,862
iShares MSCI Japan Index Fund	49,280	706,675
iShares MSCI Pacific ex-Japan Index Fund	4,260	708,438
iShares MSCI Spain Index Fund	1,900	115,520
iShares MSCI United Kingdom Index Fund	10,770	277,112
iShares S&P Europe 350 Index Fund	22,370	2,666,504
iShares S&P Latin America 40 Index Fund	1,450	$350,175

Total Investment Companies (100.5%) (Cost $10,126,277)		11,442,119

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (1.0%)
JPMorgan Chase Nassau
4.43%, 10/1/07 (Amortized Cost $114,021)	$114,021	114,021

Total Investments (101.5%) (Cost/Amortized Cost $10,240,298)		11,556,140

Other Assets Less Liabilities (-1.5%)		(166,577)

Net Assets (100%)		$11,389,563

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$6,039,424
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$610,913

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,315,842
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$1,315,842

Federal income tax cost of investments	$10,240,298

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.9%)
Auto Components (0.6%)
Autoliv, Inc.	324,100	$19,364,975
BorgWarner, Inc.^	218,900	20,035,917
Lear Corp.*^	28,810	924,801
Magna International, Inc., Class A	116,300	11,200,853

		51,526,546

Automobiles (0.2%)
General Motors Corp.^	604,800	22,196,160

Diversified Consumer Services (0.8%)
Apollo Group, Inc., Class A*	1,289,207	77,545,801

Hotels, Restaurants & Leisure (2.2%)
Ctrip.com International Ltd. (ADR)^	405,100	20,984,180
McDonald’s Corp.	410,000	22,332,700
Wyndham Worldwide Corp.	700,900	22,961,484
Wynn Resorts Ltd.^	852,185	134,270,269

		200,548,633

Household Durables (0.2%)
Centex Corp.^	306,800	8,151,676
KB Home^	297,300	7,450,338
Pulte Homes, Inc.^	562,500	7,655,625

		23,257,639

Internet & Catalog Retail (0.9%)
Amazon.com, Inc.*^	859,470	80,059,630

Leisure Equipment & Products (0.1%)
Mattel, Inc.	567,000	13,301,820

Media (2.2%)
CBS Corp., Class B^	1,391,000	43,816,500
Citadel Broadcasting Corp.^	65,000	270,400
Comcast Corp., Class A*^	1,370,500	33,138,690
Idearc, Inc.^	57,200	1,800,084
Interpublic Group of Cos., Inc.*^	1,079,300	11,203,134
Time Warner, Inc.	2,984,500	54,795,420
Viacom, Inc., Class B*	742,400	28,931,328
Walt Disney Co.	845,500	29,076,745

		203,032,301

Multiline Retail (0.2%)
Macy’s, Inc.	705,300	22,795,296

Specialty Retail (0.9%)
Gap, Inc.	987,000	18,200,280
Home Depot, Inc.^	1,702,300	55,222,612
Limited Brands, Inc.	22,449	513,858
Office Depot, Inc.*	339,500	7,000,490

		80,937,240

Textiles, Apparel & Luxury Goods (0.6%)
Jones Apparel Group, Inc.	604,100	12,764,633
Under Armour, Inc., Class A*^	510,650	30,547,083
VF Corp.	102,100	8,244,575

		51,556,291

Total Consumer Discretionary		826,757,357

Consumer Staples (6.6%)
Beverages (1.1%)
Coca-Cola Co.^	935,800	53,780,426
PepsiCo, Inc.	692,900	50,761,854

		104,542,280

Food & Staples Retailing (1.2%)
Kroger Co.^	1,128,600	32,187,672
Safeway, Inc.	452,800	14,992,208
Wal-Mart Stores, Inc.^	1,524,300	$66,535,695

		113,715,575

Food Products (0.9%)
ConAgra Foods, Inc.	1,041,000	27,201,330
General Mills, Inc.	278,500	16,155,785
Kellogg Co.	62,800	3,516,800
Kraft Foods, Inc., Class A	441,900	15,249,969
Sara Lee Corp.	1,108,000	18,492,520

		80,616,404

Household Products (2.0%)
Clorox Co.	63,800	3,891,162
Colgate-Palmolive Co.	117,900	8,408,628
Procter & Gamble Co.	2,439,600	171,601,464

		183,901,254

Personal Products (0.2%)
Estee Lauder Cos., Inc., Class A	381,910	16,215,899

Tobacco (1.2%)
Altria Group, Inc.	1,626,100	113,062,733

Total Consumer Staples		612,054,145

Energy (10.0%)
Energy Equipment & Services (0.4%)
FMC Technologies, Inc.*	593,840	34,240,815

Oil, Gas & Consumable Fuels (9.6%)
BP plc (ADR)	253,000	17,545,550
Chevron Corp.^	2,098,200	196,349,556
ConocoPhillips^	1,621,500	142,319,055
Devon Energy Corp.	202,995	16,889,184
El Paso Corp.	1,881,225	31,924,388
Exxon Mobil Corp.^	4,690,400	434,143,424
Marathon Oil Corp.^	675,600	38,522,712
Occidental Petroleum Corp.	82,200	5,267,376
Total S.A. (Sponsored ADR)	111,000	8,994,330

		891,955,575

Total Energy		926,196,390

Financials (21.0%)
Capital Markets (2.9%)
Ameriprise Financial, Inc.^	96,900	6,115,359
Deutsche Bank AG (Registered)^	112,500	14,443,875
Goldman Sachs Group, Inc.	44,900	9,731,626
Lehman Brothers Holdings, Inc.^	1,037,740	64,059,690
Merrill Lynch & Co., Inc.^	775,200	55,256,256
Morgan Stanley^	1,125,300	70,893,900
TD Ameritrade Holding Corp.*	2,592,133	47,228,663

		267,729,369

Commercial Banks (2.6%)
Comerica, Inc.	443,700	22,752,936
KeyCorp.	912,900	29,514,057
National City Corp.	321,800	8,073,962
SunTrust Banks, Inc.	79,900	6,046,033
U.S. Bancorp	1,116,500	36,319,745
Wachovia Corp.^	1,193,000	59,828,950
Wells Fargo & Co.^	2,327,100	82,891,302

		245,426,985

Consumer Finance (0.4%)
American Express Co.	484,600	28,770,702
Discover Financial Services*	229,801	4,779,861

		33,550,563

Diversified Financial Services (8.6%)
Bank of America Corp.	3,842,300	193,152,421
Citigroup, Inc.	4,717,700	220,175,059
CME Group, Inc.	155,200	91,156,720

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Interactive Brokers Group, Inc.*^	1,392,515	$36,567,444
JPMorgan Chase & Co.	3,408,900	156,195,798
NASDAQ Stock Market, Inc.*^	2,559,635	96,447,047

		793,694,489

Insurance (4.7%)
ACE Ltd.	396,100	23,991,777
Allstate Corp.^	533,700	30,522,303
American International Group, Inc.^	2,329,400	157,583,910
Genworth Financial, Inc.,
Class A	837,300	25,730,229
Hartford Financial Services Group, Inc.^	407,400	37,704,870
MetLife, Inc.	602,400	42,005,352
Old Republic International Corp.	566,900	10,623,706
PartnerReinsurance Ltd.^	120,300	9,502,497
RenaissanceReinsurance Holdings Ltd.	335,400	21,938,514
Travelers Cos., Inc.	730,400	36,768,336
Unum Group	778,600	19,052,342
XL Capital Ltd., Class A	232,700	18,429,840

		433,853,676

Real Estate Management & Development (0.4%)
Move, Inc.*^‡	12,696,260	35,041,677

Thrifts & Mortgage Finance (1.4%)
Astoria Financial Corp.^	67,400	1,788,122
Fannie Mae^.	1,203,144	73,163,187
Freddie Mac	426,400	25,161,864
Washington Mutual, Inc.^	812,800	28,699,968

		128,813,141

Total Financials		1,938,109,900

Health Care (10.8%)
Biotechnology (2.7%)
Alnylam
Pharmaceuticals, Inc.*^	858,150	28,121,575
Amgen, Inc.*	517,400	29,269,318
Applera Corp.-
Celera Group*^‡	4,639,562	65,232,242
Celgene Corp.*	815,690	58,166,854
Genentech, Inc.*	383,983	29,958,354
Myriad Genetics, Inc.*^	694,820	36,234,863

		246,983,206

Health Care Equipment & Supplies (0.6%)
Covidien Ltd.*	332,900	13,815,350
Given Imaging Ltd.*^	552,252	15,197,975
Medtronic, Inc.^	499,700	28,188,077

		57,201,402

Health Care Providers & Services (0.5%)
AmerisourceBergen Corp.	386,200	17,506,446
PharMerica Corp.*^	32,199	480,409
UnitedHealth Group, Inc.	529,900	25,663,057

		43,649,912

Life Sciences Tools & Services (1.5%)
Affymetrix, Inc.*^‡	3,641,349	92,381,024
Applera Corp.-
Applied Biosystems Group	886,352	30,703,233
Qiagen N.V.*^	765,865	14,865,440

		137,949,697

Pharmaceuticals (5.5%)
Abbott Laboratories	1,183,815	63,476,160
Eli Lilly & Co.	467,900	26,637,547
Johnson & Johnson	1,728,100	113,536,170
Merck & Co., Inc.	1,550,800	80,160,852
Pfizer, Inc.^	7,080,000	172,964,400
Schering-Plough Corp.	893,815	$28,271,369
Wyeth	552,000	24,591,600

		509,638,098

Total Health Care		995,422,315

Industrials (8.9%)
Aerospace & Defense (1.2%)
Boeing Co.	588,600	61,797,114
Northrop Grumman Corp.	200,800	15,662,400
United Technologies Corp.	423,100	34,051,088

		111,510,602

Air Freight & Logistics (0.4%)
United Parcel Service, Inc., Class B^	462,200	34,711,220

Airlines (0.5%)
Continental Airlines, Inc.,
Class B*^.	1,466,000	48,421,980

Construction & Engineering (0.5%)
Quanta Services, Inc.*^	1,673,990	44,277,036

Electrical Equipment (1.1%)
Baldor Electric Co.^	733,000	29,283,350
First Solar, Inc.*^	291,005	34,262,929
Thomas & Betts Corp.*^	666,750	39,098,220

		102,644,499

Industrial Conglomerates (4.0%)
3M Co.	319,000	29,852,020
General Electric Co.	7,759,000	321,222,600
Textron, Inc.	145,200	9,032,892
Tyco International Ltd.	332,900	14,760,786

		374,868,298

Machinery (1.1%)
Caterpillar, Inc.	205,200	16,093,836
Eaton Corp.	226,800	22,462,272
Flowserve Corp.	347,825	26,497,308
SPX Corp.	368,900	34,145,384

		99,198,800

Road & Rail (0.1%)
Avis Budget Group, Inc.*	387,100	8,860,719

Total Industrials		824,493,154

Information Technology (24.7%)
Communications Equipment (6.5%)
Ciena Corp.*^	1,472,060	56,056,045
Cisco Systems, Inc.*	2,669,600	88,390,456
Corning, Inc.	674,900	16,636,285
F5 Networks, Inc.*	140,900	5,240,071
Infinera Corp.*^	1,336,840	26,937,326
JDS Uniphase Corp.*^	10,094,460	151,013,122
Juniper Networks, Inc.*^	2,740,132	100,316,232
Nokia Oyj (ADR)	144,400	5,477,092
QUALCOMM, Inc.	2,519,480	106,473,225
Research In Motion Ltd.*	455,710	44,910,220
Tellabs, Inc.*	328,500	3,127,320

		604,577,394

Computers & Peripherals (3.5%)
Apple, Inc.*	213,450	32,773,113
Dell, Inc.*	1,015,600	28,030,560
Hewlett-Packard Co.	1,231,300	61,306,427
International Business
Machines Corp.	804,900	94,817,220
Network Appliance, Inc.*^	4,110,198	110,605,428

		327,532,748

Electronic Equipment & Instruments (1.3%)
Arrow Electronics, Inc.*	389,200	16,548,784
Flextronics International Ltd.*	1,282,575	14,339,188
Itron, Inc.*^	631,080	58,734,616

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Sanmina-SCI Corp.*	1,685,450	$3,573,154
Solectron Corp.*	3,426,500	13,363,350
Tyco Electronics Ltd.	332,900	11,794,647

		118,353,739

Internet Software & Services (0.8%)
Google, Inc., Class A*^	129,450	73,433,101

IT Services (0.1%)
Accenture Ltd., Class A	139,300	5,606,825
Electronic Data Systems Corp.	246,300	5,379,192

		10,986,017

Semiconductors & Semiconductor Equipment (6.4%)
Advanced Micro Devices, Inc.*^	9,828,116	129,731,131
Applied Materials, Inc.	254,665	5,271,566
Broadcom Corp., Class A*	1,897,324	69,138,487
Intel Corp.^	2,571,900	66,509,334
International Rectifier Corp.*^	999,110	32,960,639
KLA-Tencor Corp.^	1,403,884	78,308,650
Lam Research Corp.*	1,283,120	68,338,971
MEMC Electronic Materials, Inc.*	590,050	34,730,343
NVIDIA Corp.*^	923,060	33,451,694
Silicon Laboratories, Inc.*^	1,731,524	72,308,442

		590,749,257

Software (6.1%)
Electronic Arts, Inc.*	289,700	16,220,303
Microsoft Corp.^	4,319,600	127,255,416
NAVTEQ Corp.*^	1,220,774	95,183,749
Nuance Communications, Inc.*^	2,256,470	43,572,436
Oracle Corp.*	1,855,700	40,175,905
Red Hat, Inc.*^	6,081,990	120,849,141
Salesforce.com, Inc.*^	1,954,085	100,283,642
VMware, Inc., Class A*^	188,900	16,056,500

		559,597,092

Total Information Technology		2,285,229,348

Materials (2.2%)
Chemicals (1.2%)
Ashland, Inc.	234,300	14,107,203
Dow Chemical Co.	165,700	7,135,042
E.I. du Pont de Nemours & Co.^	635,300	31,485,468
Lubrizol Corp.	307,700	20,018,962
Monsanto Co.	435,038	37,300,158

		110,046,833

Containers & Packaging (0.7%)
Crown Holdings, Inc.*	268,700	6,115,612
Owens-Illinois, Inc.*	703,800	29,172,510
Smurfit-Stone Container Corp.*	833,300	9,732,944
Temple-Inland, Inc.	396,500	20,867,795

		65,888,861

Metals & Mining (0.3%)
ArcelorMittal, Class A (N.Y. Shares)^	389,000	30,482,040

Total Materials		206,417,734

Telecommunication Services (4.8%)
Diversified Telecommunication Services (4.2%)
AT&T, Inc.	4,317,500	182,673,425
Embarq Corp.	98,193	5,459,531
Level 3 Communications, Inc.*^	7,144,900	33,223,785
NeuStar, Inc., Class A*^	974,969	33,431,687
Verizon Communications, Inc.	3,045,300	134,845,884

		389,634,312

Wireless Telecommunication Services (0.6%)
Sprint Nextel Corp.^	1,963,850	37,313,150
Vodafone Group plc (ADR)^	348,600	$12,654,180

		49,967,330

Total Telecommunication Services		439,601,642

Utilities (0.9%)
Electric Utilities (0.3%)
Allegheny Energy, Inc.*	197,700	10,331,802
Entergy Corp.	140,735	15,240,193

		25,571,995

Independent Power Producers & Energy Traders (0.6%)
AES Corp.*	2,190,485	43,897,319
Constellation Energy Group, Inc.	203,900	17,492,581

		61,389,900

Total Utilities		86,961,895

Total Common Stocks (98.8%) (Cost $7,473,395,206)		9,141,243,880

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (26.8%)
Allstate Life Global Funding Trusts
5.13%, 8/27/08 (l)	$4,000,000	4,000,000
ANZ National Bank Ltd.
4.87%, 3/6/09 (l)	9,996,066	9,996,066
Aspen Funding Corp.
5.30%, 10/1/07	49,977,917	49,977,917
Atlantic Asset Securitization LLC
5.30%, 10/1/07	51,977,033	51,977,033
Bancaja U.S. Debt S.A.U.
5.39%, 1/28/08 (l)	20,000,000	20,000,000
5.49%, 7/10/09 (l)	20,007,469	20,007,469
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	15,000,000	15,000,000
Bank of America N.A., Repurchase Agreement
5.10%, 10/1/07 (r)	275,000,000	275,000,000
Bank of Ireland
4.88%, 12/29/08 (l)	19,998,810	19,998,810
Bank of Montreal/Chicago
5.71%, 3/12/09 (l)	15,000,000	15,000,000
Bayerische Landesbank N.Y.
5.19%, 10/28/08 (l)	50,000,000	50,000,000
BCP Finance Bank Ltd.
5.77%, 8/1/08 (l)	30,000,000	30,000,000
Bear Stearns Cos., Inc.
6.12%, 3/28/08 (l)	40,000,000	40,000,000
Beta Finance, Inc.
4.87%, 1/15/08 (l)	20,000,000	20,000,000
4.89%, 2/17/09 (l)	9,994,619	9,994,619
4.87%, 5/11/09 (l)	29,987,504	29,987,504
BNP Paribas N.Y.
4.85%, 2/22/08 (l)	17,000,000	17,000,000
BNP Paribas S.A./Seoul
5.72%, 10/17/07	50,000,000	50,000,000
Calyon/New York
4.87%, 10/14/08 (l)	34,991,242	34,991,242
4.91%, 7/2/10 (l)	19,988,778	19,988,778
CAM U.S. Finance S.A.
5.41%, 2/2/09 (l)	20,000,000	20,000,000
CC USA, Inc.
4.87%, 1/14/08 (l)	12,000,000	12,000,000
4.87%, 1/25/08 (l)	10,000,000	10,000,000
4.88%, 2/15/08 (l)	19,997,984	19,997,984
4.87%, 3/10/08 (l)	14,998,272	14,998,272

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
CDC Financial Products, Inc.
5.40%, 11/28/07 (l)	$2,000,000	$2,000,000
Charta LLC
5.39%, 11/8/07	9,864,172	9,864,172
Citigroup Funding, Inc.
4.86%, 3/16/09 (l)	25,000,000	25,000,000
Citigroup Global Markets, Inc.
5.40%, 10/5/07 (l)	49,000,000	49,000,000
Clipper Receivables Corp.
5.30%, 10/1/07	99,955,834	99,955,834
Comerica Bank
5.38%, 1/12/09 (l)	9,003,080	9,003,080
5.78%, 3/16/09 (l)	19,998,198	19,998,198
5.55%, 6/19/09 (l)	11,998,953	11,998,953
5.54%, 6/19/09 (l)	10,001,633	10,001,633
Commonwealth Bank of Australia
5.16%, 8/22/08 (l)	15,000,000	15,000,000
Deutsche Bank Securities, Inc., Repurchase Agreement
5.10%, 10/1/07 (r)	252,662,454	252,662,454
Dorada Finance, Inc.
4.87%, 1/14/08 (l)	30,000,000	30,000,000
Eureka Securitization plc
5.41%, 11/9/07	24,655,125	24,655,125
Fifth Third Bancorp
5.14%, 8/22/08 (l)	1,999,982	1,999,982
Five Finance, Inc.
4.88%, 6/19/08 (l)	19,997,126	19,997,126
Gemini Securitization Corp.
5.41%, 10/3/07	27,472,956	27,472,956
General Electric Capital Corp.
5.60%, 10/28/08 (l)	25,000,000	25,000,000
4.90%, 3/12/10 (l)	26,000,000	26,000,000
Goldman Sachs Group, Inc.
5.41%, 12/28/07 (l)	10,000,000	10,000,000
5.40%, 2/1/08 (l)	15,000,000	15,000,000
5.37%, 8/18/08 (l)	29,000,000	29,000,000
5.82%, 9/12/08 (l)	10,000,000	10,000,000
5.35%, 12/23/08 (l)	5,001,191	5,001,191
4.91%, 3/27/09 (l)	7,000,000	7,000,000
Govco, Inc.
5.25%, 10/1/07	49,978,125	49,978,125
HBOS Treasury Services plc
4.87%, 7/17/08 (l)	5,000,000	5,000,000
K2 (USA) LLC
4.87%, 1/24/08 (l)	11,999,708	11,999,708
4.89%, 2/15/08 (l)	15,997,984	15,997,984
Lafayette Asset Securitization LLC
5.55%, 10/1/07	83,188,508	83,188,508
Lehman Brothers Bankhaus AG
4.84%, 12/11/07 (l)	24,500,000	24,500,000
Lehman Brothers Holdings, Inc., Repurchase Agreement
5.00%, 10/1/07 (r)	133,677,849	133,677,849
Lehman Brothers Holdings, Inc.
5.35%, 4/2/08 (l)	9,252,661	9,252,661
5.37%, 8/24/09 (l)	10,000,000	10,000,000
Lexington Parker Capital Corp.
5.41%, 11/9/07	9,862,179	9,862,179
Links Finance LLC
4.87%, 6/22/09 (l)	14,993,441	14,993,441
MassMutual Global Funding II
4.90%, 3/26/10 (l)	10,000,000	10,000,000
MBIA Global Funding LLC
4.86%, 1/23/09 (l)	15,000,000	15,000,000
Merrill Lynch & Co., Inc.
5.88%, 5/8/09 (l)	11,000,000	11,000,000
4.92%, 6/29/09 (l)	10,000,000	10,000,000
MetLife, Inc.
5.75%, 12/17/07 (l)	12,000,000	12,000,000
Monument Gardens Funding LLC
5.30%, 10/1/07	$24,990,957	$24,990,957
Monumental Global Funding II
4.86%, 4/25/08 (l)	50,000,000	50,000,000
4.90%, 3/26/10 (l)	3,000,000	3,000,000
4.93%, 5/26/10 (l)	4,000,000	4,000,000
Monumental Global Funding Ltd.
5.55%, 5/24/10 (l)	7,000,000	7,000,000
Morgan Stanley
5.43%, 12/17/07 (l)	45,000,000	45,000,000
Natexis Banques Populaires N.Y.
4.87%, 1/28/08 (l)	44,000,000	44,000,000
National City Bank/Ohio
4.86%, 12/5/07 (l)	24,999,550	24,999,550
New York Life Global Funding
5.15%, 3/30/09 (l)	25,000,000	25,000,000
New York Life Insurance Co.
5.74%, 12/28/07 (l)	20,000,000	20,000,000
Pricoa Global Funding I
4.86%, 5/23/08 (l)	5,000,000	5,000,000
4.87%, 9/22/08 (l)	35,000,000	35,000,000
4.90%, 6/25/10 (l)	8,997,524	8,997,524
Santander U.S. Debt S.A. Unipersonal
5.39%, 2/6/08 (l)	9,998,794	9,998,794
Sigma Finance, Inc.
4.87%, 10/24/07 (l)	34,999,152	34,999,152
Tango Finance Corp.
4.88%, 6/25/09 (l)	6,995,564	6,995,564
Transamerica Occidental Life Insurance Co.
5.90%, 9/26/08 (l)	30,000,000	30,000,000
UBS Securities LLC, Repurchase Agreement
5.08%, 10/1/07 (r)	15,805,199	15,805,199
Ulster Bank Ireland Ltd.,
4.85%, 2/20/08 (l)	15,000,000	15,000,000
United of Omaha Life Insurance Co.
5.75%, 6/2/08 (l)	12,500,000	12,500,000
Variable Funding Capital Corp.
5.38%, 11/5/07	9,868,725	9,868,725
Wachovia Bank N.A.
4.87%, 6/27/08 (l)	16,998,775	16,998,775
Wells Fargo & Co.
5.37%, 2/2/09 (l)	15,000,000	15,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		2,486,131,093

Time Deposit (1.2%)
JPMorgan Chase Nassau
4.43%, 10/1/07	109,112,819	109,112,819

Total Short-Term Investments (28.0%) (Amortized Cost $2,595,243,912)		2,595,243,912

Total Investments (126.8%) (Cost/Amortized Cost $10,068,639,118)		11,736,487,792
Other Assets Less Liabilities (-26.8%)		(2,482,312,908)

Net Assets (100%)		$9,254,174,884

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

‡	Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Glossary:

ADR — American Depositary Receipt

At September 30, 2007 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/07	Unrealized Appreciation
S&P 500 Index	7	December-07	$2,607,500	$2,691,675	$84,175

Investments in companies which were affiliates for the nine months ended September 30, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value September 30, 2007	Divided Income	Realized Loss
Affymetrix, Inc.	$129,168,722	$18,646,233	$88,258,252	$92,381,024	$—	$(21,830,332)
Applera Corp.-Celera Group	58,368,476	14,626,546	8,569,538	65,232,242	—	(577,191)
Move, Inc.	32,597,491	27,443,972	—	35,041,677	—	—

	$220,134,689	$60,716,751	$96,827,790	$192,654,943	$—	$(22,407,523)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,796,561,352
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,760,875,627

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,992,556,886
Aggregate gross unrealized depreciation	(366,117,161)

Net unrealized appreciation	$1,626,439,725

Federal income tax cost of investments	$10,110,048,067

At September 30, 2007, the Portfolio had loaned securities with a total value of $2,416,406,623. This was secured by collateral of $2,486,131,093 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2007, the Portfolio incurred approximately $86,653 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $1,376,560,488 which expires in the year 2010.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (12.4%)
Asset-Backed Securities (0.3%)
DB Master Finance LLC, Series 06-1 A2
5.779%, 6/20/31 §	$1,605,000	$1,614,770
Libertas Preferred Funding Ltd., Series 07-3A 2
6.010%, 4/9/47 †(b)(l)	1,650,000	495,000

		2,109,770

Non-Agency CMO (12.1%)
Adjustable Rate Mortgage Trust, Series 05-4 3A1
4.974%, 8/25/35 (l)	2,888,839	2,854,899
Bear Stearns Alt-A Trust, Series 06-3 22A1
6.223%, 5/25/36 (l)	2,595,499	2,624,579
Series 07-1 21A1
5.732%, 1/25/47 (l)	3,173,085	3,160,237
Citigroup Mortgage Loan Trust, Inc., Series 05-2 1A4
5.106%, 5/25/35 (l)	3,004,860	2,968,602
Countrywide Alternative Loan Trust, Series 05-59 2X
1.785%, 11/20/35 IO†	14,581,392	412,653
Series 06-J8 A2
6.000%, 2/25/37	3,202,352	3,200,226
Countrywide Home Loan Mortgage Pass Through Trust, Series 06-HYB4 2A1
5.781%, 6/20/36 (l)	3,604,840	3,654,203
Credit Suisse Mortgage Capital Certificates, Series 06-C5 A3
5.311%, 12/15/39	5,570,000	5,466,404
Deutsche Mortgage Securities, Inc., Series 05-WF1 1A1
5.068%, 6/26/35 §(l)	1,676,110	1,670,676
Greenpoint Mortgage Funding Trust, Series 05-AR5 4X1
1.100%, 11/25/45 IO (l)	12,103,074	181,546
Series 05-AR5 4X2
0.850%, 11/25/45 IO (l)	5,693,222	62,273
Series 06-AR2 4A1
6.983%, 3/25/36 †(l)	2,947,141	2,947,141
GS Mortgage Securities Corp. II, Series 07-GG10 A2
5.778%, 8/10/45 (l)	3,440,000	3,496,198
Indymac INDA Mortgage Loan Trust, Series 06-AR2 1A1
5.997%, 9/25/36^ (l)	4,211,132	4,268,900
Indymac Index Mortgage Loan Trust, Series 06-AR7 4A1
6.234%, 5/25/36 (l)	1,937,906	1,971,791
.J.P. Morgan Alternative Loan Trust, Series 06-A2 4A1
6.318%, 5/25/36 (l)	2,640,064	2,687,967
Series 06-A3 2A1
6.066%, 7/25/36 (l)	2,792,530	2,824,551
Series 06-A4 A1
5.950%, 9/25/36 (l)	2,883,267	2,915,173
JPMorgan Chase Commercial Mortgage Securities Corp., Series 07-LD11 A2
5.992%, 6/15/49 (l)	3,450,000	3,517,388
LB-UBS Commercial Mortgage Trust, Series 05-C7 XCL
0.094%, 11/15/40 IO§(l)	$81,755,616	$732,759
Series 06-C6 XCL
0.077%, 9/15/39 IO§(l)	90,399,879	1,666,305
Series 07-C6 A3
5.933%, 7/15/40 †	7,000,000	7,126,840
Merrill Lynch Mortgage Investors, Inc., Series 05-A9 2A1A
5.149%, 12/25/35 (l)	2,873,017	2,858,991
Morgan Stanley Mortgage Loan Trust, Series 06-11 1A2
6.354%, 8/25/36 (l)	2,010,000	1,896,113
RESI Finance LP, Series 03-C B3
7.220%, 9/10/35 §(l)	7,512,896	7,382,103
Residential Accredit Loans, Inc., Series 07-QS1 1A1
6.000%, 1/25/37	3,396,451	3,448,018
Residential Asset Mortgage Products, Inc., Series 04-SL2 A2
6.500%, 10/25/31	2,166,685	2,204,170
Residential Funding Mortgage Securities I, Inc., Series 05-SA3 3A
5.236%, 8/25/35 (l)	2,991,686	2,989,930
Structured Asset Mortgage Investments, Inc., Series 05-AR7 5X1
1.461%, 3/25/46 IO †	3,974,159	94,386
Structured Asset Securities Corp., Series 06-RM1 AIO
5.000%, 8/25/46 IO †§	5,148,384	1,055,419
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR11 A4
5.520%, 8/25/36 (l)	2,205,784	2,194,984

		84,535,425

Total Asset-Backed and Mortgage-Backed Securities		86,645,195

Government Securities (83.7%)
Agency CMO (0.0%)
Government National Mortgage Association
0.590%, 11/16/45 IO (l)	2,754,814	147,768

U.S. Government Agencies (43.3%)
Federal Home Loan Bank
5.000%, 7/16/08	10,000,000	10,021,550
3.875%, 8/22/08	17,000,000	16,885,641
5.000%, 9/12/08	10,000,000	10,035,470
5.000%, 11/21/08	7,000,000	7,029,477
Federal Home Loan Mortgage Corp.
4.369%, 4/1/35 (l)	3,610,903	3,658,480
4.556%, 4/1/35 (l)	585,076	593,032
6.146%, 8/1/36 (l)	3,501,419	3,564,025
5.774%, 12/1/36 (l)	4,549,484	4,589,565
5.954%, 1/1/37 (l)	18,661,394	18,936,643
5.800%, 2/1/37 (l)	4,264,777	4,296,702
7.000%, 2/1/37	10,893,296	11,248,034
5.903%, 3/1/37 (l)	6,086,052	6,148,541
6.249%, 4/1/37 (l)	2,851,538	2,886,142
6.055%, 10/25/37 TBA †	3,500,000	3,545,955
Federal National Mortgage Association
6.500%, 7/1/31	246,305	252,469
4.529%, 8/1/34 (l)	710,098	716,882
5.000%, 8/1/34	49,831,567	47,702,131
5.500%, 2/1/35	8,768,919	8,606,638

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
4.677%, 5/1/35 (l)	$949,070	$951,317
4.810%, 7/1/35 (l)	1,790,338	1,792,457
4.382%, 9/1/35 (l)	434,711	442,127
5.000%, 11/1/35	19,588,717	18,715,829
4.454%, 1/1/36 (l)	775,228	784,417
7.016%, 1/1/36 (l)	1,157,548	1,177,468
5.000%, 2/1/36	17,820,558	17,026,460
5.807%, 3/1/36 (l)	2,455,784	2,486,328
6.500%, 3/1/36	2,994,598	3,049,549
5.562%, 4/1/36 (l)	1,083,643	1,092,316
5.996%, 5/1/36 (l)	1,066,881	1,083,535
5.921%, 6/1/36 (l)	5,164,242	5,235,020
5.924%, 6/1/36 (l)	330,530	335,042
6.500%, 7/1/36	495,200	504,287
6.500%, 8/1/36	19,306,818	19,661,099
6.500%, 9/1/36	1,252,142	1,275,119
6.500%, 10/1/36	15,290,319	15,570,897
6.500%, 11/1/36	6,655,381	6,777,507
5.692%, 12/1/36 (l)	7,941,465	8,014,370
6.500%, 12/1/36	322,350	328,265
6.500%, 1/1/37	244,176	248,657
5.525%, 3/1/37 (l)	3,288,206	3,297,915
5.881%, 4/1/37 (l)	3,302,200	3,339,511
7.000%, 4/1/37	12,400,010	12,798,658
5.790%, 8/1/37 (l)	6,942,378	6,987,728
Government National Mortgage Association
9.000%, 12/15/09	399,392	407,200
5.500%, 7/15/33	7,982,206	7,882,787

		301,983,242

U.S. Treasuries (40.4%)
U.S. Treasury Bonds
7.250%, 5/15/16^	20,000,000	23,807,820
U.S. Treasury Notes
4.875%, 5/15/09	4,000,000	4,057,188
3.625%, 1/15/10^	26,110,000	25,910,102
4.000%, 3/15/10^	30,280,000	30,296,563
5.750%, 8/15/10^	32,660,000	34,173,073
4.625%, 8/31/11^	11,300,000	11,499,513
4.375%, 8/15/12^	31,500,000	31,795,312
3.625%, 5/15/13^	23,105,000	22,388,375
4.000%, 2/15/14^	10,259,000	10,068,244
4.750%, 5/15/14^	10,520,000	10,756,700
4.250%, 8/15/15^	15,110,000	14,890,437
4.500%, 11/15/15^	24,560,000	24,592,616
5.125%, 5/15/16^	6,740,000	7,022,763
4.875%, 8/15/16^	15,370,000	15,730,242
Inflation Indexed
2.375%, 4/15/11^	14,618,978	14,713,768

		281,702,716

Total Government Securities		583,833,726

Total Long-Term Debt Securities (96.1%) (Cost $665,603,304)		670,478,921

SHORT-TERM INVESTMENTS:
Government Security (1.0%)
Federal Home Loan Bank
3.95%, 10/1/07 (o)(p)	$7,000,000	$6,999,232

Short-Term Investments of Cash Collateral for Securities Loaned (16.9%)
Bear Stearns Cos., Inc.
6.12%, 3/28/08 (l)	5,000,000	5,000,000
Calyon/New York
4.87%, 10/14/08 (l)	9,997,455	9,997,455
CAM U.S. Finance S.A.
5.41%, 2/2/09 (l)	5,000,000	5,000,000
Citigroup Global Markets, Inc.
5.40%, 10/5/07 (l)	11,000,000	11,000,000
Deutsche Bank Securities, Inc.,
Repurchase Agreement
5.10%, 10/1/07 (r)	$15,182,538	$15,182,538
Goldman Sachs Group, Inc.
5.39%, 9/26/08 (l)	10,000,000	10,000,000
5.37%, 8/18/08 (l)	5,000,000	5,000,000
Lehman Brothers Holdings, Inc.
5.37%, 8/24/09 (l)	10,000,000	10,000,000
Monumental Global Funding II
4.90%, 3/26/10 (l)	5,000,000	5,000,000
Morgan Stanley
5.43%, 12/17/07 (l)	10,000,000	10,000,000
New York Life Insurance Co.
5.74%, 12/28/07 (l)	10,000,000	10,000,000
Sigma Finance, Inc.
4.87%, 10/24/07 (l)	19,999,515	19,999,515
Tango Finance Corp.
4.88%, 6/25/09 (l)	1,998,732	1,998,732

Total Short-Term Investments of Cash Collateral for Securities Loaned		118,178,240

Time Deposit (2.2%)
JPMorgan Chase Nassau
4.43%, 10/1/07	15,268,492	15,268,492

Total Short-Term Investments (20.1%) (Cost/Amortized Cost $140,446,733)		140,445,964

Total Investments (116.2%) (Cost/Amortized Cost $806,050,037)		810,924,885
Other Assets Less Liabilities (-16.2%)		(113,087,781)

Net Assets (100%)		$697,837,104

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $15,677,394 or 2.25% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2007, the market value of these securities amounted to $14,122,032 or 2.02% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CMO    —    Collateralized Mortgage Obligation

IO        —    Interest only

TBA    —    Security is subject to delayed delivery.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$676,155,858
Long-term U.S. Treasury securities	195,900,978

$872,056,836

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$657,862,963
Long-term U.S. Treasury securities	284,916,430

$942,779,393

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,998,882
Aggregate gross unrealized depreciation	(2,124,034)

Net unrealized appreciation	$4,874,848

Federal income tax cost of investments	$806,050,037

At September 30, 2007, the Portfolio had loaned securities with a total value of $279,286,166. This was secured by collateral of $118,178,240 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $166,598,499 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $30,436,976 of which $8,292,448 expires in the year 2012, $5,673,454 expires in the year 2013, and $16,471,074 expires in the year 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.5%)
BHP Billiton Ltd.	443,300	$17,524,289
CSL Ltd.^	107,622	10,246,977
Macquarie Airports Ltd.	2,729,745	10,536,741
Macquarie Bank Ltd.^	478,775	35,856,580
National Australia Bank Ltd.^	361,921	12,752,891
QBE Insurance Group Ltd.^	1,749,488	52,471,395
Suncorp-Metway Ltd.^	141,285	2,544,996
Zinifex Ltd.^	892,500	14,033,529

		155,967,398

Belgium (0.4%)
Fortis^	504,900	14,867,219

Brazil (2.0%)
Cia de Bebidas das Americas
(Preference ADR)^	120,500	8,812,165
Cia Vale do Rio Doce (ADR)^	1,392,000	47,230,560
Petroleo Brasileiro S.A. (ADR)^	183,800	13,876,900

		69,919,625

Canada (1.9%)
Gerdau Ameristeel Corp.	1,037,100	12,293,177
ING Canada, Inc.	128,600	5,771,582
Nexen, Inc.	362,434	11,073,613
Sun Life Financial, Inc.^.	266,900	14,007,118
Teck Cominco Ltd., Class B	261,400	12,409,700
TELUS Corp. (Non-Voting)	208,910	11,761,886

		67,317,076

China (1.3%)
China Construction Bank Corp., Class H^	16,118,000	14,700,132
China Shenhua Energy Co., Ltd., Class H	4,948,500	29,727,220

		44,427,352

Denmark (0.3%)
Carlsberg A/S, Class B^	71,075	9,707,062

Finland (2.1%)
Nokia Oyj	1,642,861	62,454,720
Stora Enso Oyj, Class R	459,100	8,942,569

		71,397,289

France (10.7%)
Accor S.A.	216,507	19,221,415
Air France-KLM^	74,700	2,744,981
BNP Paribas S.A	243,400	26,634,630
Cie de Saint-Gobain S.A.^	146,036	15,241,088
Cie Generale d’Optique Essilor International S.A.^	404,642	25,387,968
Compagnie Generale des Etablissements Michelin, Class B	154,900	20,824,534
Credit Agricole S.A.^	449,628	17,343,028
France Telecom S.A.^	418,400	14,014,545
L’Oreal S.A.^	167,477	21,970,872
Lagardere SCA^	169,900	14,461,031
Renault S.A.^	250,200	36,255,241
Sanofi-Aventis^	276,555	23,416,717
Societe Generale^	163,695	27,468,970
Technip S.A.	203,775	18,218,925
Total S.A.	879,158	71,482,287
Veolia Environnement	82,507	7,104,935
Vinci S.A.^	118,251	9,238,691

		371,029,858

Germany (10.4%)
Allianz SE (Registered)	134,600	$31,448,201
BASF AG	231,300	31,992,757
Bayer AG^	561,833	44,719,957
Deutsche Bank AG (Registered)	118,600	15,284,855
Deutsche Boerse AG^	267,768	36,464,171
Deutsche Lufthansa AG (Registered)	769,200	22,123,278
Deutsche Telekom AG (Registered)^	354,600	6,967,745
E.ON AG^	213,300	39,436,755
Epcos AG	270,900	5,311,486
Merck KGaA	183,116	22,090,267
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	135,600	26,058,968
Porsche AG (Preference)	12,245	26,011,815
RWE AG^	200,710	25,243,054
Siemens AG (Registered)	146,137	20,092,391
TUI AG*^	317,000	8,516,173

		361,761,873

Hong Kong (0.8%)
Esprit Holdings Ltd.	1,700,500	27,015,153
Sino Land Co.	528,300	1,314,320

		28,329,473

Indonesia (0.2%)
PT Telekomunikasi Indonesia Tbk	6,912,500	8,314,653

Ireland (1.1%)
Anglo Irish Bank Corp. plc (Dublin Exchange)	6,055	112,244
Anglo Irish Bank Corp. plc (virt-x Exchange)	2,015,389	38,107,171

		38,219,415

Israel (0.3%)
Teva Pharmaceutical Industries Ltd. (ADR)	202,900	9,022,963

Italy (3.9%)
Banco Popolare S.c.a.r.l.*^	315,000	7,056,528
Buzzi Unicem S.p.A.^	237,667	6,181,559
ENI S.p.A.	808,992	29,981,600
Fiat S.p.A.^	1,553,061	46,971,398
Fondiaria-Sai S.p.A.^	232,200	10,903,307
Italcementi S.p.A.^.	365,200	8,092,563
UniCredito Italiano S.p.A.	3,114,627	26,647,814

		135,834,769

Japan (17.3%)
Aisin Seiki Co., Ltd.	338,600	13,530,440
Canon, Inc.	728,800	39,782,144
Denso Corp.	417,800	15,749,567
EDION Corp.^	416,000	4,632,081
Fujitsu Ltd.	2,194,000	15,509,755
Hitachi Ltd.^.	766,000	5,101,554
Honda Motor Co., Ltd.	339,800	11,418,866
Isuzu Motors Ltd.^	2,600,000	14,894,006
Itochu Corp.	1,381,000	16,771,819
JFE Holdings, Inc.	446,100	31,613,233
Komatsu Ltd.	531,400	17,857,520
Konica Minolta Holdings, Inc.	288,500	4,890,171
Kyushu Electric Power Co., Inc.^	402,700	10,657,798
Leopalace21 Corp.	158,100	5,189,022
Mitsubishi Chemical Holdings Corp.	345,500	3,007,879

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsubishi Corp.	407,000	$12,897,575
Mitsubishi UFJ Financial Group, Inc.†	2,657	23,362,817
Mitsui & Co., Ltd.^	3,086,000	74,957,035
Mitsui Chemicals, Inc.^	1,705,000	16,936,447
Mitsui O.S.K. Lines Ltd.	1,323,000	21,434,754
Namco Bandai Holdings, Inc.^	490,300	7,128,377
NGK Insulators Ltd.^	1,140,000	36,721,369
Nippon Mining Holdings, Inc.	682,500	6,856,788
Nippon Telegraph & Telephone Corp.	3,870	18,092,456
Nippon Yusen KK^	710,000	6,935,272
Nissan Motor Co., Ltd.	2,151,500	21,559,017
ORIX Corp.	90,880	20,729,169
Rengo Co., Ltd.^	500,000	3,373,526
Secom Co., Ltd.	100	4,814
Sharp Corp.^	903,000	16,391,024
Sony Corp.^	146,200	7,089,488
Sumco Corp.	238,000	9,696,949
Sumitomo Mitsui Financial Group, Inc.^	2,756	21,474,078
Suzuki Motor Corp.^	167,800	4,966,874
Tokyo Electric Power Co., Inc.	674,100	17,019,022
Toshiba Corp.^	2,013,000	18,804,240
Toyota Motor Corp.^	440,200	25,983,163

		603,020,109

Luxembourg (0.8%)
ArcelorMittal^	365,446	28,843,313

Mexico (0.9%)
America Movil S.A.B. de C.V., Series L (ADR)	514,500	32,928,000

Netherlands (4.2%)
European Aeronautic Defence and Space Co. N.V.^	97,970	3,011,939
ING Groep N.V. (CVA)	856,595	38,024,101
Koninklijke Ahold N.V.*	1,056,320	15,966,351
Royal Dutch Shell plc, Class A (Amsterdam Exchange)^	865,300	35,733,007
Royal Dutch Shell plc, Class A (virt-x Exchange)	891,877	36,805,820
Royal Dutch Shell plc, Class B	184,368	7,589,605
Wolters Kluwer N.V.	360,300	10,696,687

		147,827,510

Norway (0.4%)
Renewable Energy Corp. A/S*	304,180	14,020,631

Russia (0.3%)
MMC Norilsk Nickel (ADR)^	35,904	9,191,424

Singapore (0.3%)
Flextronics International Ltd.*	608,400	6,801,912
Neptune Orient Lines Ltd.	1,431,000	5,105,554

		11,907,466

Spain (2.7%)
Banco Santander S.A.	486,300	9,451,580
Inditex S.A.	396,949	26,750,551
Repsol YPF S.A.^	598,100	21,364,161
Telefonica S.A.	1,357,122	37,987,743

		95,554,035

Sweden (1.6%)
Atlas Copco AB, Class A	1,539,063	26,629,867
Svenska Cellulosa AB, Class B^	729,300	$13,609,088
TeliaSonera AB	1,745,145	15,774,848

		56,013,803

Switzerland (10.4%)
ABB Ltd. (Registered)	1,929,764	50,819,466
Alcon, Inc.	127,700	18,378,583
Credit Suisse Group (Registered)	1,379,416	91,585,875
Nestle S.A. (Registered)	130,501	58,623,166
Novartis AG (Registered)	100,510	5,546,719
Petroplus Holdings AG*	100,758	8,887,994
Roche Holding AG.	175,538	31,828,277
Swiss Reinsurance (Registered)	288,031	25,654,983
Xstrata plc	1,040,200	69,040,402

		360,365,465

Taiwan (0.5%)
Hon Hai Precision Industry Co., Ltd.	2,222,600	16,753,780

United Kingdom (18.2%)
3i Group plc	1,037,851	21,170,728
Anglo American plc	246,533	16,589,931
AstraZeneca plc	476,400	23,870,756
Aviva plc	1,370,528	20,638,178
BAE Systems plc	2,974,600	30,034,566
Barclays plc	1,899,800	23,147,031
BHP Billiton plc	1,160,360	41,546,690
BP plc	1,440,736	16,728,458
British American Tobacco plc.	324,700	11,639,171
Capita Group plc	1,111,157	16,459,621
Friends Provident plc	2,177,325	7,662,268
GlaxoSmithKline plc	1,208,900	32,080,120
HBOS plc.	1,441,310	26,967,876
Home Retail Group plc	1,418,100	10,815,090
International Power plc	2,094,533	19,337,933
Kazakhmys plc	350,300	10,069,829
Man Group plc	4,881,982	55,286,541
Marston’s plc.	1,066,000	7,382,807
Persimmon plc	299,000	5,897,309
Punch Taverns plc	385,250	7,771,864
Reckitt Benckiser plc	428,837	25,198,943
Rio Tinto plc	736,344	63,697,347
Royal & Sun Alliance Insurance Group	636,260	2,011,263
Royal Bank of Scotland Group plc	2,535,128	27,231,078
Standard Chartered plc	920,904	30,146,714
Taylor Wimpey plc	1,044,361	5,892,123
Tesco plc	1,462,665	13,145,051
Vodafone Group plc	16,471,522	59,481,796

		631,901,082

Total Common Stocks (97.5%) (Cost $2,652,904,830)		3,394,442,643

	Number of Rights
RIGHTS:
Belgium (0.1%)
Fortis, expiring 10/9/07* (Cost $—)	504,900	2,678,259

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (16.3%)
Allstate Life Global Funding Trusts
5.13%, 8/27/08 (l)	$4,000,000	$4,000,000
Allstate Life Insurance Co.
5.16%, 8/27/08 (l)	20,000,000	20,000,000
American Express Bank FSB
5.62%, 7/18/08 (l)	5,000,000	5,000,000
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	25,000,000	25,000,000
Bank of America Corp.
4.87%, 8/8/08 (l)	9,000,000	9,000,000
Bank of Ireland
4.88%, 12/29/08 (l)	29,998,214	29,998,214
BCP Finance Bank Ltd.
5.77%, 8/1/08 (l)	20,000,000	20,000,000
Beta Finance, Inc.
4.87%, 5/11/09 (l)	9,995,835	9,995,835
Calyon/New York
4.87%, 10/14/08 (l)	24,993,637	24,993,637
Citigroup Funding, Inc.
4.86%, 3/16/09 (l)	6,000,000	6,000,000
Comerica Bank
5.38%, 1/12/09 (l)	18,006,161	18,006,161
5.78%, 3/16/09 (l)	9,999,099	9,999,099
5.54%, 6/19/09 (l)	10,001,633	10,001,633
5.55%, 6/19/09 (l)	11,998,953	11,998,953
Deutsche Bank Securities, Inc., Repurchase Agreement
5.10%, 10/1/07 (r)	59,435,478	59,435,478
Fifth Third Bancorp
5.14%, 8/22/08 (l)	3,999,964	3,999,964
Goldman Sachs Group, Inc.
5.37%, 8/18/08 (l)	20,000,000	20,000,000
5.82%, 9/12/08 (l)	7,000,000	7,000,000
5.39%, 9/26/08 (l)	10,000,000	10,000,000
5.35%, 12/23/08 (l)	5,001,191	5,001,191
4.91%, 3/27/09 (l)	5,000,000	5,000,000
Lehman Brothers Holdings, Inc.
5.35%, 4/2/08 (l)	17,004,890	17,004,890
5.37%, 8/24/09 (l)	10,000,000	10,000,000
MassMutual Global Funding II
4.90%, 3/26/10 (l)	10,000,000	10,000,000
MBIA Global Funding LLC
4.87%, 9/25/08 (l)	17,500,000	17,500,000
4.86%, 1/23/09 (l)	5,000,000	5,000,000
Merrill Lynch & Co., Inc.
5.88%, 5/8/09 (l)	12,000,000	12,000,000
4.92%, 6/29/09 (l)	10,000,000	10,000,000
Monumental Global Funding II
4.86%, 4/25/08 (l)	30,000,000	30,000,000
4.90%, 3/26/10 (l)	24,000,000	24,000,000
Morgan Stanley
5.43%, 12/17/07 (l)	10,000,000	10,000,000
Pricoa Global Funding I
4.87%, 9/22/08 (l)	25,000,000	25,000,000
Unicredito Italiano Bank (Ireland) plc
5.84%, 8/8/08 (l)	$10,000,000	$10,000,000
5.77%, 8/14/08 (l)	20,000,000	20,000,000
Wachovia Bank N.A.
4.87%, 10/2/08 (l)	10,000,000	10,000,000
Wells Fargo & Co.
5.37%, 2/2/09 (l)	42,500,000	42,500,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		567,435,055

Time Deposit (1.4%)
JPMorgan Chase Nassau
4.43%, 10/1/07	47,489,303	47,489,303

Total Short-Term Investments (17.7%) (Amortized Cost $614,924,358)		614,924,358

Total Investments (115.3%) (Cost/Amortized Cost $3,267,829,188)		4,012,045,260
Other Assets Less Liabilities (-15.3%)		(531,255,716)

Net Assets (100%)		$3,480,789,544

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary		11.8%
Consumer Staples		4.9
Energy		8.9
Financials
Capital Markets	6.3%
Commercial Banks	9.5
Consumer Finance	0.6
Diversified Financial Services	2.7
Insurance	5.7
Real Estate	0.2

Total Financials		25.0
Health Care		5.8
Industrials		11.9
Information Technology		5.3
Materials		14.7
Telecommunication Services		5.9
Utilities		3.4
Cash and Other		2.4

		100.0%

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $23,362,817 or 0.67% of net assets) valued at fair value.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

At September 30, 2007 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/07	Unrealized Depreciation
Dow Jones Euro Stoxx 50 Index	429	December-07	$27,086,184	$26,983,523	$(102,661)

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,380,714,010
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,204,815,401

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$799,999,631
Aggregate gross unrealized depreciation	(73,990,464)

Net unrealized appreciation	$726,009,167

Federal income tax cost of investments	$3,286,036,093

At September 30, 2007, the Portfolio had loaned securities with a total value of $542,107,654. This was secured by collateral of $567,435,055 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $26,778,036 which expires in the year 2010. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.7%)
Hotels, Restaurants & Leisure (1.7%)
McDonald’s Corp.	40,600	$2,211,482
Starwood Hotels & Resorts Worldwide, Inc.	170,000	10,327,500

		12,538,982

Media (2.7%)
Comcast Corp., Special Class A*	838,400	20,088,064

Multiline Retail (3.3%)
Kohl’s Corp.*	248,700	14,257,971
Target Corp.	167,200	10,628,904

		24,886,875

Total Consumer Discretionary		57,513,921

Consumer Staples (4.8%)
Beverages (1.3%)
PepsiCo, Inc.	134,950	9,886,437

Food Products (1.0%)
Wm. Wrigley Jr. Co.	114,300	7,341,489

Household Products (2.5%)
Colgate-Palmolive Co.	106,450	7,592,014
Procter & Gamble Co.	153,550	10,800,707

		18,392,721

Total Consumer Staples		35,620,647

Energy (6.5%)
Energy Equipment & Services (6.1%)
Baker Hughes, Inc.	240,150	21,702,356
Schlumberger Ltd.	225,400	23,667,000

		45,369,356

Oil, Gas & Consumable Fuels (0.4%)
Petro-Canada	55,900	3,208,101

Total Energy		48,577,457

Financials (15.6%)
Capital Markets (9.6%)
Franklin Resources, Inc.	174,500	22,248,750
Goldman Sachs Group, Inc.	89,125	19,316,952
Legg Mason, Inc.^	143,140	12,065,271
Merrill Lynch & Co., Inc.	210,150	14,979,492
MF Global Ltd.*	102,100	2,960,900

		71,571,365

Diversified Financial Services (6.0%)
CME Group, Inc.	43,680	25,655,448
Moody’s Corp.^	186,300	9,389,520
NYSE Euronext, Inc.^	125,900	9,967,503

		45,012,471

Total Financials		116,583,836

Health Care (15.7%)
Biotechnology (6.2%)
Celgene Corp.*	170,000	12,122,700
Genentech, Inc.*	194,050	15,139,781
Gilead Sciences, Inc.*	471,200	19,257,944

		46,520,425

Health Care Equipment & Supplies (2.1%)
Alcon, Inc.	110,900	15,960,728

Health Care Providers & Services (3.8%)
Medco Health Solutions, Inc.*	102,850	9,296,611
WellPoint, Inc.*	236,550	18,668,526

		27,965,137

Pharmaceuticals (3.6%)
Abbott Laboratories	329,700	17,678,514
Merck & Co., Inc.	105,550	5,455,880
Teva Pharmaceutical Industries Ltd. (ADR)^	78,200	$3,477,554

		26,611,948

Total Health Care		117,058,238

Industrials (14.1%)
Aerospace & Defense (8.9%)
Boeing Co.	273,500	28,714,765
Honeywell International, Inc.	332,800	19,791,616
Spirit Aerosystems Holdings, Inc., Class A*	302,900	11,794,926
United Technologies Corp.	81,700	6,575,216

		66,876,523

Construction & Engineering (1.4%)
Fluor Corp.	74,650	10,748,107

Electrical Equipment (1.5%)
ABB Ltd. (ADR)^	172,200	4,516,806
Emerson Electric Co.	125,900	6,700,398

		11,217,204

Machinery (2.3%)
Deere & Co.	113,650	16,867,933

Total Industrials		105,709,767

Information Technology (29.4%)
Communications Equipment (6.2%)
Cisco Systems, Inc.*	987,200	32,686,192
QUALCOMM, Inc.	200,150	8,458,339
Research In Motion Ltd.*^	49,850	4,912,718

		46,057,249

Computers & Peripherals (9.8%)
Apple, Inc.*	317,750	48,787,335
Hewlett-Packard Co.	487,950	24,295,030

		73,082,365

Internet Software & Services (6.4%)
Google, Inc., Class A*	84,160	47,741,443

Semiconductors & Semiconductor Equipment (5.5%)
Broadcom Corp., Class A*	423,700	15,439,628
Intel Corp.	526,200	13,607,532
NVIDIA Corp.*	339,850	12,316,164

		41,363,324

Software (1.5%)
Adobe Systems, Inc.*	263,650	11,510,959

Total Information Technology		219,755,340

Materials (4.6%)
Chemicals (4.6%)
Air Products & Chemicals, Inc.	132,100	12,914,096
Monsanto Co.	251,750	21,585,045

Total Materials		34,499,141

Telecommunication Services (1.1%)
Wireless Telecommunication Services (1.1%)
America Movil S.A.B. de C.V., Series L (ADR)	129,650	8,297,600

Total Telecommunication Services		8,297,600

Total Common Stocks (99.5%) (Cost $625,556,965)		743,615,947

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (3.2%)
Beta Finance, Inc.
4.89%, 2/17/09 (l)	$1,998,924	1,998,924

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1 )
Calyon/New York
4.87%, 10/14/08 (l)	$4,998,803	$4,998,803
Clipper Receivables Corp.
5.30%, 10/1/07	499,779	499,779
Goldman Sachs Group, Inc.
4.91%, 3/27/09 (l)	2,000,000	2,000,000
Lafayette Asset Securitization LLC
5.55%, 10/1/07	999,538	999,538
Monument Gardens Funding LLC
5.30%, 10/1/07	999,558	999,558
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	9,325,054	9,325,054
New York Life Insurance Co.
5.42%, 12/28/07 (l)	3,000,000	3,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		23,821,656

Time Deposit (1.2%)
JPMorgan Chase Nassau
4.43%, 10/1/07	8,924,182	8,924,182

Total Short-Term Investments (4.4%) (Amortized Cost $32,745,838)		32,745,838

Total Investments (103.9%) (Cost/Amortized Cost $658,302,803)		776,361,785
Other Assets Less Liabilities (-3.9%)		(29,227,175)

Net Assets (100%)		$747,134,610

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$460,697,161
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$643,636,901

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$129,200,716
Aggregate gross unrealized depreciation	(13,343,811)

Net unrealized appreciation	$115,856,905

Federal income tax cost of investments	$660,504,880

At September 30, 2007, the Portfolio had loaned securities with a total value of $23,625,882. This was secured by collateral of $23,821,656 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2007, the Portfolio incurred approximately $6,440 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $486,412,824 of which $123,948,597 expires in the year 2009, $258,581,589 expires in the year 2010, and $103,882,638 expires in the year 2011.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (18.8%)
Asset-Backed Securities (2.4%)
Ballyrock ABS CDO Ltd., Series 07-1A A1B
6.118%, 8/6/47 †(b)(l)	$5,090,000	$2,494,143
Bayview Financial Acquisition Trust, Series 05-D AF2
5.402%, 12/28/35 (l)	7,075,000	7,047,365
Cairn Mezzanine ABS CDO plc, Series 07-3A A2B
6.150%, 8/13/47 †(b)(l)	2,370,000	945,630
Citifinancial Mortgage Securities, Inc., Series 03-1 AFPT
3.360%, 1/25/33 (e)	2,010,967	1,814,707
Credit-Based Asset Servicing and Securitization LLC, Series 05-CB7 AF2
5.147%, 11/25/35 (e)	3,865,814	3,830,740
DB Master Finance LLC, Series 06-1 A2
5.779%, 6/20/31 §	2,000,000	2,012,174
Halcyon Securitized Products Investors CDO Ltd., Series 07-1A A2
6.367%, 5/13/46 †(b)(l)	1,280,000	465,920
Home Equity Mortgage Trust, Series 05-4 A3
4.742%, 1/25/36 (e)	2,577,585	2,540,865
Series 06-1 A2
5.300%, 5/25/36 (e)	2,335,000	2,110,693
IXIS Real Estate Capital Trust, Series 06-HE3 A2
5.231%, 1/25/37 (l)	10,075,000	9,903,431
Libertas Preferred Funding Ltd., Series 07-3A 2
6.010%, 4/9/47 †(b)(l)	7,510,000	2,253,000
MBNA Credit Card Master Note Trust, Series 03-A6 A6
2.750%, 10/15/10	4,510,000	4,446,309
Neapolitan Segregated Portfolio, Series 07-1A I
6.565%, 3/30/46 †(b)(l)	2,695,000	528,220
Option One Mortgage Loan Trust, Series 06-3 M1
5.361%, 2/25/37 (l)	2,915,000	2,590,699
Series 07-2 M1
5.491%, 3/25/37 (l)	3,660,000	3,121,181
Petra CRE CDO, Series 07-1AC
6.231%, 2/25/47 †§(l)	3,300,000	3,050,949
Residential Asset Securities Corp., Series 03-KS3 A2
5.731%, 5/25/33 (l)	267,577	265,516
Residential Funding Mortgage Securities II, Inc., Series 05-HI2 A3
4.460%, 5/25/35	2,854,215	2,826,711

		52,248,253

Non-Agency CMO (16.4%)
Banc of America Commercial Mortgage, Inc., Series 01-PB1 A2
5.787%, 5/11/35^	5,220,621	5,335,122
Series 04-3 A5
5.494%, 6/10/39 (l)	6,965,000	6,995,292
Series 04-4 A3
4.128%, 7/10/42	6,190,000	6,098,459
Series 04-6 A2
4.161%, 12/10/42	8,270,000	8,140,569
Bear Stearns Alt-A Trust, Series 06-1 22A1
5.410%, 2/25/36 (l)	$8,682,912	$8,641,784
Series 06-3 22A1
6.223%, 5/25/36 (l)	3,875,124	3,918,542
Bear Stearns Commercial Mortgage Securities, Inc., Series 02-TOP6 A2
6.460%, 10/15/36	13,190,000	13,818,287
Series 05-PWR7 A3
5.116%, 2/11/41 (l)	19,680,000	19,230,477
Series 06-PW11 A4
5.624%, 3/11/39 (l)	6,770,000	6,784,611
Series 06-PW12 A4
5.895%, 9/11/38 (l)	4,125,000	4,201,185
Citigroup Mortgage Loan Trust, Inc., Series 05-2 1A4
5.106%, 5/25/35 (l)	8,007,875	7,911,248
Series 06-AR1 3A1
5.500%, 3/25/36 (l)	11,820,826	11,708,756
Credit Suisse Mortgage Capital Certificates, Series 06-C3 A3
6.021%, 6/15/38 (l)	3,775,000	3,867,963
Series 06-C4 A3
5.467%, 9/15/39	11,725,000	11,641,609
CS First Boston Mortgage Securities Corp., Series 03-CK2 A2
3.861%, 3/15/36	4,913,092	4,863,505
Series 04-C1 A4
4.750%, 1/15/37 (l)	3,280,000	3,160,656
Deutsche Mortgage Securities, Inc., Series 05-WF1 1A1
5.068%, 6/26/35 §(l)	10,472,871	10,438,920
GE Capital Commercial Mortgage Corp., Series 05-C3 A3FX
4.863%, 7/10/45	7,710,000	7,671,938
Greenwich Capital Commercial Funding Corp., Series 03-C1 A4
4.111%, 7/5/35	6,385,000	6,031,469
Series 03-C2 A3
4.533%, 1/5/36	8,390,000	8,264,270
Series 05-GG3 A2
4.305%, 8/10/42	9,040,000	8,907,621
GS Mortgage Securities Corp. II, Series 07-EOP E
6.238%, 3/6/20 §†(l)	2,740,000	2,671,500
Indymac Index Mortgage Loan Trust, Series 06-AR7 4A1
6.234%, 5/25/36 (l)	4,946,121	5,032,605
JP Morgan Chase Commercial Mortgage Securities Corp., Series 05-CB11 A4
5.335%, 8/12/37 (l)	5,860,000	5,788,526
Series 05-LDP3 A2
4.851%, 8/15/42	6,780,000	6,739,198
Series 05-LDP4 A2
4.790%, 10/15/42	5,590,000	5,547,183
Series 06-CB14 A4
5.481%, 12/12/44 (l)	3,790,000	3,782,111
Series 06-CB15 A4
5.814%, 6/12/43 (l)	5,940,000	6,054,608
LB-UBS Commercial Mortgage Trust, Series 03-C3 A4
4.166%, 5/15/32	9,370,000	8,859,004
Series 04-C2 A4
4.367%, 3/15/36^	2,885,000	2,719,410
Series 04-C4 A4
5.295%, 6/15/29 (l)	2,985,000	2,987,743

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Series 04-C8 A2
4.201%, 12/15/29	$6,525,000	$6,425,192
Series 05-C1 A4
4.742%, 2/15/30	5,930,000	5,660,986
Series 05-C7 A4
5.197%, 11/15/30 (l)	6,090,000	5,982,103
Series 06-C3 A4
5.661%, 3/15/39 (l)	10,365,000	10,471,466
Series 06-C6 A4
5.372%, 9/15/39	11,165,000	11,035,560
Series 07-C6 A4
5.858%, 7/15/40 †(l)	7,800,000	7,841,730
Lehman XS Trust, Series 07-4N M1
5.581%, 3/25/47 (l)	10,880,000	10,472,663
Merrill Lynch Mortgage Investors, Inc., Series 05-A8 A1C1
5.250%, 8/25/36 (l)	5,578,231	5,539,605
Merrill Lynch Mortgage Trust,
Series 05-CKI1 A6
5.417%, 11/12/37 (l)	2,575,000	2,549,930
Series 05-MKB2 A2
4.806%, 9/12/42	11,020,000	10,962,790
Merrill Lynch/ Countrywide Commercial Mortgage Trust, Series 06-2 A4
6.105%, 6/12/46 (l)	5,855,000	6,027,967
Series 06-3 A4
5.414%, 7/12/46 (l)	9,640,000	9,549,821
Morgan Stanley Capital I, Series 05-T17 A5
4.780%, 12/13/41	9,300,000	8,890,691
Residential Funding Mortgage Security I, Inc., Series 05-SA3 3A
5.236%, 8/25/35 (l)	6,221,613	6,217,961
Wachovia Bank Commercial Mortgage Trust, Series 07-C32 A2
5.924%, 6/15/49 (l)	14,020,000	14,237,990
WaMu Mortgage Pass-Through Certificates, Series 05-AR2 2A22
5.351%, 1/25/45 (l)	94,409	94,341
Series 07-OA1 A1A
5.683%, 2/25/47 †(l)	8,843,578	8,520,257
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR11 A4
5.520%, 8/25/36 (l)	7,963,663	7,924,672

		356,219,896

Total Asset-Backed and Mortgage-Backed Securities		408,468,149

Consumer Discretionary (2.2%)
Automobiles (0.1%)
Daimler Finance N.A. LLC
4.875%, 6/15/10	1,970,000	1,947,647

Hotels, Restaurants & Leisure (0.4%)
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12^	3,969,000	4,235,518
7.375%, 11/15/15^	3,799,000	3,930,981

		8,166,499

Household Durables (0.2%)
Centex Corp.
5.450%, 8/15/12	5,625,000	5,135,754

Media (1.5%)
British Sky Broadcasting Group plc
6.875%, 2/23/09	1,450,000	1,483,788
BSkyB Finance UK plc
5.625%, 10/15/15 §	3,910,000	3,762,386
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	$2,905,000	$3,694,262
Comcast Cable Communications LLC
6.200%, 11/15/08	1,172,000	1,183,460
6.875%, 6/15/09	3,930,000	4,037,953
Comcast Corp.
5.500%, 3/15/11	4,290,000	4,298,258
5.300%, 1/15/14	3,365,000	3,266,984
News America, Inc.
6.550%, 3/15/33^	2,310,000	2,277,436
Time Warner Entertainment Co. LP
8.375%, 3/15/23	5,360,000	6,205,411
WPP Finance UK Corp.
5.875%, 6/15/14	2,445,000	2,506,397

		32,716,335

Total Consumer Discretionary		47,966,235

Consumer Staples (2.1%)
Food & Staples Retailing (0.1%)
Kroger Co.
6.800%, 12/15/18	1,650,000	1,724,816
Safeway, Inc.
4.125%, 11/1/08	1,496,000	1,484,532

		3,209,348

Food Products (1.3%)
Bunge Ltd. Finance Corp.
5.100%, 7/15/15	2,355,000	2,193,310
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13 §	5,675,000	5,422,270
ConAgra Foods, Inc.
7.875%, 9/15/10	1,587,000	1,708,683
Kraft Foods, Inc.
4.125%, 11/12/09	9,040,000	8,883,626
5.250%, 10/1/13	4,695,000	4,607,377
Tyson Foods, Inc.
6.850%, 4/1/16	5,210,000	5,368,994

		28,184,260

Tobacco (0.7%)
Altria Group, Inc.
7.750%, 1/15/27^	3,570,000	4,386,013
Reynolds American, Inc.
7.250%, 6/1/13	5,135,000	5,421,060
7.625%, 6/1/16	5,030,000	5,355,456

		15,162,529

Total Consumer Staples		46,556,137

Energy (1.2%)
Oil, Gas & Consumable Fuels (1.2%)
Enterprise Products Operating LP, Series B
5.600%, 10/15/14	2,145,000	2,101,113
Gaz Capital S.A. for Gazprom OAO
6.212%, 11/22/16	10,935,000	10,774,256
Hess Corp.
7.875%, 10/1/29	3,815,000	4,385,026
TransCanada Pipelines Ltd.
6.350%, 5/15/67 (l)	5,625,000	5,398,560
Valero Energy Corp.
6.875%, 4/15/12	4,135,000	4,357,227

Total Energy		27,016,182

Financials (5.4%)
Capital Markets (1.0%)
Bear Stearns Cos., Inc.
7.625%, 12/7/09	2,301,000	2,401,278
5.550%, 1/22/17^	5,680,000	5,361,738

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
Goldman Sachs Group, Inc.
4.750%, 7/15/13		$3,590,000	$3,426,544
5.125%, 1/15/15		2,490,000	2,390,808
Lehman Brothers Holdings, Inc.
4.800%, 3/13/14		1,447,000	1,345,996
6.500%, 7/19/17		1,787,000	1,811,012
Merrill Lynch & Co., Inc.
6.000%, 2/17/09		1,602,000	1,613,102
UBS Preferred Funding Trust I
8.622%, 10/29/49 (l)		3,535,000	3,839,233

			22,189,711

Commercial Banks (1.0%)
Bank of Tokyo-Mitsubishi UFJ Ltd./New York
7.400%, 6/15/11^		975,000	1,047,926
Barclays Bank plc
8.550%, 9/29/49 §(l)		4,180,000	4,519,734
Huntington National Bank
4.375%, 1/15/10		3,135,000	3,070,548
Korea Development Bank
4.625%, 9/16/10		3,000,000	2,969,397
Resona Bank Ltd.
5.850%, 9/29/49 §(l)		860,000	808,822
Wachovia Capital Trust III
5.800%, 12/31/49 (l)		3,395,000	3,372,223
Wells Fargo & Co.
4.200%, 1/15/10		3,080,000	3,028,428
Zions Bancorp
5.500%, 11/16/15^		2,390,000	2,295,117

			21,112,195

Consumer Finance (0.7%)
American General Finance Corp.
4.625%, 5/15/09		7,590,000	7,524,286
Capital One Bank
4.250%, 12/1/08		2,033,000	2,009,637
6.500%, 6/13/13		3,160,000	3,202,834
Capital One Financial Corp.
5.500%, 6/1/15		661,000	629,783
HSBC Finance Corp.
7.000%, 5/15/12		2,850,000	2,996,421

			16,362,961

Diversified Financial Services (1.2%)
CIT Group, Inc.
5.850%, 9/15/16^		5,215,000	4,912,196
General Electric Capital Corp.
4.375%, 11/21/11		3,800,000	3,689,268
6.750%, 3/15/32		1,230,000	1,354,197
JPMorgan Chase & Co.
6.750%, 2/1/11		6,680,000	7,018,128
MUFG Capital Finance 1 Ltd.
6.346%, 7/29/49 (l)		1,690,000	1,606,458
Resona Preferred Global Securities Cayman Ltd.
7.191%, 12/29/49 §(l)		1,590,000	1,595,599
Toll Brothers Finance Corp.
6.875%, 11/15/12^		2,005,000	1,941,075
5.150%, 5/15/15^		550,000	471,055
UFJ Finance Aruba AEC
6.750%, 7/15/13		2,520,000	2,608,220

			25,196,196

Insurance (0.4%)
Allstate Corp.
6.125%, 5/15/37^ (l)		5,135,000	5,034,662
Assurant, Inc.
5.625%, 2/15/14		1,645,000	1,606,875
Liberty Mutual Group, Inc.
5.750%, 3/15/14^§		$2,795,000	$2,733,756

			9,375,293

Real Estate Investment Trusts (REITs) (0.4%)
iStar Financial, Inc. (REIT)
5.650%, 9/15/11		3,210,000	3,051,041
5.150%, 3/1/12^		2,645,000	2,447,419
Simon Property Group LP (REIT)
6.375%, 11/15/07		2,575,000	2,576,081

			8,074,541

Thrifts & Mortgage Finance (0.7%)
Countrywide Financial Corp.
5.800%, 6/7/12		2,306,000	2,161,379
6.250%, 5/15/16^		4,282,000	3,875,056
Countrywide Home Loans, Inc.
4.250%, 12/19/07^		4,495,000	4,442,975
4.000%, 3/22/11		105,000	94,014
Washington Mutual, Inc.
4.000%, 1/15/09^		5,270,000	5,176,089

			15,749,513

Total Financials			118,060,410

Government Securities (58.8%)
Foreign Governments (12.6%)
Development Bank of Japan
1.750%, 6/21/10	JPY	8,510,000,000	75,434,836
Kreditanstalt fuer Wiederaufbau
1.750%, 3/23/10^		4,940,000,000	43,720,882
1.850%, 9/20/10^		3,821,000,000	33,977,044
Republic of South Africa
5.875%, 5/30/22		$10,895,000	10,663,481
Russian Federation
7.500%, 3/31/30 (e)		28,566,450	32,220,099
Swedish Government Bond
5.000%, 1/28/09^	SEK	156,185,000	24,551,979
United Mexican States
8.000%, 12/19/13	MXN	233,830,000	21,584,176
5.625%, 1/15/17^		$32,400,000	32,421,060

			274,573,557

U.S. Government Agencies (37.6%)
Federal Home Loan Mortgage Corp.
5.000%, 4/1/21		331,030	324,564
4.500%, 8/1/35		9,200,695	8,548,750
4.500%, 9/1/35		6,249,410	7,600,922
4.500%, 10/1/35		26,189,361	24,333,627
6.000%, 9/1/36		3,841,534	3,846,791
6.000%, 10/1/36		6,698,556	6,707,722
6.000%, 11/1/36		18,510,537	18,535,867
5.802%, 12/1/36 (l)		8,626,997	8,717,280
5.855%, 12/1/36 (l)		11,286,428	11,401,200
7.000%, 2/1/37		25,247,565	26,069,746
6.043%, 4/1/37 (l)		10,034,427	10,186,575
6.000%, 8/1/37		9,998,394	10,010,223
6.055%, 10/25/37 TBA †		10,460,000	10,597,340
Federal National Mortgage Association
5.000%, 4/1/19		27,615,962	27,170,954
5.000%, 1/1/21		18,277,335	17,920,445
5.000%, 3/1/21		791,692	776,202
5.000%, 4/1/21		880,469	863,242
5.000%, 5/1/21		389,886	382,273
5.000%, 6/1/21		821,607	805,532
5.000%, 1/1/22		740,842	726,347
5.000%, 2/1/22		1,334,462	1,308,011
5.000%, 3/1/22		1,777,499	1,742,317
5.000%, 4/1/22		161,918	158,709
9.000%, 8/1/26		5,890	6,402

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 4/1/33	$12,985,370	$12,755,329
5.500%, 7/1/33	37,875,526	37,204,546
5.000%, 11/1/33	3,839,714	3,675,633
5.500%, 4/1/34	7,168,952	7,041,951
5.500%, 5/1/34	4,320,504	4,243,965
5.500%, 11/1/34	20,145,008	19,772,197
5.500%, 2/1/35	42,222,398	41,468,789
6.000%, 4/1/35	18,581,562	18,675,408
5.500%, 7/1/35	7,741,098	7,582,390
4.500%, 8/1/35	25,450,201	23,623,612
4.500%, 9/1/35	4,067,010	3,775,116
6.500%, 10/1/35	511,794	521,726
5.500%, 1/1/36	84,044,040	82,419,771
5.000%, 2/1/36	52,909,420	50,551,736
5.807%, 3/1/36 (l)	9,255,131	9,370,241
5.500%, 4/1/36	20,781,047	20,379,424
5.500%, 5/1/36	92,616,318	90,826,378
6.500%, 6/1/36	174,667	177,872
6.500%, 7/1/36	7,627,460	7,767,424
6.500%, 8/1/36	31,194	31,766
6.500%, 9/1/36	39,699,669	40,428,161
6.500%, 10/1/36	4,579,556	4,663,592
5.986%, 11/1/36 (l)	9,492,545	9,632,555
6.034%, 11/1/36 (l)	3,921,585	3,965,054
6.500%, 11/1/36	9,830,634	10,011,027
6.500%, 12/1/36	56,378	57,412
5.650%, 1/1/37 (l)	9,247,209	9,328,358
5.941%, 2/1/37 (l)	15,957,965	16,143,059
6.051%, 2/1/37 (l)	10,182,683	10,333,482
6.107%, 3/1/37 (l)	11,017,563	11,191,018
6.500%, 3/1/37	13,806,073	14,059,415
6.500%, 5/1/37	4,774,216	4,861,335
6.000%, 7/1/37	1,246,645	1,248,509
6.000%, 8/1/37	22,627,273	22,661,113
4.500%, 9/1/37	19,570,000	18,206,216
Government National Mortgage Association
8.500%, 10/15/17	2,958	3,161
8.500%, 11/15/17	10,554	11,276
8.000%, 7/15/26	708	753

		817,411,811

U.S. Treasuries (8.6%)
U.S. Treasury Bonds
8.750%, 5/15/17^	36,865,000	48,552,348
4.500%, 2/15/36^	147,080,000	139,438,753

		187,991,101

Total Government Securities		1,279,976,469

Health Care (0.8%)
Health Care Providers & Services (0.4%)
WellPoint, Inc.
3.750%, 12/14/07	1,250,000	1,245,452
4.250%, 12/15/09	6,970,000	6,865,778

		8,111,230

Life Sciences Tools & Services (0.3%)
Fisher Scientific International, Inc.
6.750%, 8/15/14	1,747,000	1,759,157
6.125%, 7/1/15	5,351,000	5,253,387

		7,012,544

Pharmaceuticals (0.1%)
Wyeth
5.500%, 2/1/14	3,187,000	3,169,166

Total Health Care		18,292,940

Industrials (0.6%)
Commercial Services & Supplies (0.2%)
R.R. Donnelley & Sons Co.
4.950%, 4/1/14^	$1,315,000	$1,240,223
Waste Management, Inc.
6.875%, 5/15/09	3,550,000	3,669,312

		4,909,535

Industrial Conglomerates (0.4%)
Hutchison Whampoa International Ltd.
7.450%, 11/24/33^§	3,445,000	3,873,303
Textron, Inc.
6.375%, 11/15/08	2,085,000	2,112,889
Tyco International Group S.A.
6.000%, 11/15/13	2,865,000	2,891,988

		8,878,180

Total Industrials		13,787,715

Information Technology (0.7%)
Communications Equipment (0.2%)
Motorola, Inc.
7.625%, 11/15/10^	402,000	426,858
7.500%, 5/15/25	475,000	493,003
6.500%, 9/1/25	2,980,000	2,885,591

		3,805,452

Computers & Peripherals (0.1%)
International Business Machines Corp.
4.375%, 6/1/09	1,215,000	1,213,482

IT Services (0.4%)
Electronic Data Systems Corp.
7.450%, 10/15/29	2,215,000	2,241,321
Series B
6.500%, 8/1/13	6,379,000	6,435,958

		8,677,279

Office Electronics (0.0%)
Xerox Corp.
7.625%, 6/15/13	980,000	1,018,273

Total Information Technology		14,714,486

Materials (0.7%)
Chemicals (0.1%)
Dow Chemical Co.
7.375%, 11/1/29^	360,000	393,941
Lubrizol Corp.
4.625%, 10/1/09	1,955,000	1,939,030

		2,332,971

Containers & Packaging (0.1%)
Packaging Corp. of America
5.750%, 8/1/13^	2,675,000	2,648,445

Metals & Mining (0.1%)
Ispat Inland ULC
9.750%, 4/1/14	1,695,000	1,846,606

Paper & Forest Products (0.4%)
International Paper Co.
5.300%, 4/1/15^	4,415,000	4,262,462
Westvaco Corp.
8.200%, 1/15/30	1,130,000	1,190,407
Weyerhaeuser Co.
5.950%, 11/1/08	2,805,000	2,819,036

		8,271,905

Total Materials		15,099,927

Telecommunication Services (3.3%)
Diversified Telecommunication Services (2.8%)
AT&T Corp.
8.000%, 11/15/31	500,000	608,354

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
British Telecommunications plc
8.625%, 12/15/10	$7,320,000	$8,058,925
Embarq Corp.
6.738%, 6/1/13	435,000	452,283
7.082%, 6/1/16	8,570,000	8,884,433
Pacific Bell
6.625%, 10/15/34	6,570,000	6,431,458
Qwest Corp.
7.875%, 9/1/11	5,140,000	5,397,000
8.875%, 3/15/12	3,815,000	4,163,119
Sprint Capital Corp.
8.375%, 3/15/12^	8,920,000	9,821,232
Telecom Italia Capital S.A.
4.000%, 11/15/08	2,195,000	2,164,116
4.000%, 1/15/10	8,010,000	7,798,672
6.375%, 11/15/33	900,000	868,577
Verizon Communications, Inc.
4.900%, 9/15/15	2,670,000	2,543,311
Verizon New Jersey, Inc., Series A
5.875%, 1/17/12	3,230,000	3,285,637

		60,477,117

Wireless Telecommunication Services (0.5%)
New Cingular Wireless Services, Inc.
7.875%, 3/1/11	4,080,000	4,414,601
8.750%, 3/1/31	2,405,000	3,044,845
Vodafone Group plc
5.500%, 6/15/11	4,485,000	4,496,935

		11,956,381

Total Telecommunication Services		72,433,498

Utilities (1.7%)
Electric Utilities (1.3%)
Carolina Power & Light Co.
6.500%, 7/15/12	4,940,000	5,181,349
Consumers Energy Co., Series C
4.250%, 4/15/08	1,955,000	1,941,184
Exelon Corp.
6.750%, 5/1/11	2,190,000	2,276,466
FirstEnergy Corp., Series B
6.450%, 11/15/11	2,195,000	2,269,334
Series C
7.375%, 11/15/31	2,415,000	2,642,807
Pacific Gas & Electric Co.
4.800%, 3/1/14	5,440,000	5,185,756
Progress Energy, Inc.
7.100%, 3/1/11	1,571,000	1,652,239
Public Service Co. of Colorado
7.875%, 10/1/12	1,925,000	2,129,635
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.150%, 11/15/13 §	3,950,000	4,024,303

		27,303,073

Gas Utilities (0.1%)
DCP Midstream LLC
7.875%, 8/16/10	1,340,000	1,429,213

Multi-Utilities (0.3%)
MidAmerican Energy Holdings Co.
5.875%, 10/1/12	2,760,000	2,802,615
NiSource Finance Corp.
7.875%, 11/15/10	2,205,000	2,360,192
Wisconsin Energy Corp.
6.250%, 5/15/67 (l)	$2,550,000	$2,404,092

		7,566,899

Total Utilities		36,299,185

Total Long-Term Debt Securities (96.3%) (Cost $2,113,313,517)		2,098,671,333

SHORT-TERM INVESTMENTS:
Government Securities (3.2%)
Federal Home Loan Bank
3.95%, 10/1/07 (o)(p)	56,200,000	56,193,834
4.99%, 10/10/07 (o)(p)	13,445,000	13,426,379

Total Government Securities		69,620,213

Short-Term Investments of Cash Collateral for Securities Loaned (10.8%)
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	10,000,000	10,000,000
Bear Stearns Cos., Inc.
6.12%, 3/28/08 (l)	5,000,000	5,000,000
Beta Finance, Inc.
4.87%, 5/11/09 (l)	9,998,835	9,998,835
BNP Paribas N.Y.
4.85%, 2/22/08 (l)	14,000,000	14,000,000
Calyon/New York
4.91%, 7/2/10 (l)	4,997,195	4,997,195
Comerica Bank
5.38%, 1/12/09 (l)	9,003,080	9,003,080
Deutsche Bank Securities, Inc., Repurchase Agreement
5.10%, 10/1/07 (r)	92,523,938	92,523,938
Five Finance, Inc.
4.88%, 6/19/08 (l)	9,998,563	9,998,563
Goldman Sachs Group, Inc.
5.35%, 12/23/08 (l)	5,501,310	5,501,310
4.91%, 3/27/09 (l)	5,000,000	5,000,000
Merrill Lynch & Co., Inc.
5.88%, 5/8/09 (l)	7,000,000	7,000,000
Monumental Global Funding II
4.86%, 4/25/08 (l)	11,000,000	11,000,000
Morgan Stanley
5.43%, 12/17/07 (l)	10,000,000	10,000,000
New York Life Global Funding
5.15%, 3/30/09 (l)	5,000,000	5,000,000
Pricoa Global Funding I
4.90%, 6/25/10 (l)	4,998,625	4,998,625
SLM Corp.
5.77%, 12/15/08 (l)	8,254,819	8,254,819
Tango Finance Corp.
4.88%, 6/25/09 (l)	4,996,831	4,996,831
Wachovia Bank N.A.
4.87%, 6/27/08 (l)	11,999,135	11,999,135
Wells Fargo & Co.
5.37%, 2/2/09 (l)	5,000,000	5,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		234,272,331

Time Deposit (0.0%)
JPMorgan Chase Nassau
4.43%, 10/1/07	44,955	44,955

Total Short-Term Investments (14.0%) (Cost/Amortized Cost $303,945,039)		303,937,499

Total Investments (110.3%) (Cost/Amortized Cost $2,417,258,556)		2,402,608,832
Other Assets Less Liabilities (-10.3%)		(224,439,624)

Net Assets (100%)		$2,178,169,208

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $39,368,689 or 1.81% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2007, the market value of these securities amounted to $44,913,716 or 2.06% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2007. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CDO  — Collateralized Debt Obligation

CMO — Collateralized Mortgage Obligation

JPY   —  Japanese Yen

MXN —   Mexican Peso

SEK — Swedish Krona

TBA — Security is subject to delayed delivery.

At September 30, 2007 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Japanese Yen, expiring 11/15/07	7,415,819	$65,443,710	$64,915,473	$(528,237)

Foreign Currency Sell Contracts
Japanese Yen, expiring 11/15/07	25,115,377	$219,783,996	$219,851,166	$(67,170)
Mexican Peso, expiring 11/21/07	236,880	21,589,497	21,584,857	4,640
Swedish Krona, expiring 11/21/07	160,485	23,297,158	24,933,399	(1,636,241)

				(1,698,771)

				$(2,227,008)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,369,905,231
Long-term U.S. Treasury securities	321,951,902

$2,691,857,133

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,314,560,370
Long-term U.S. Treasury securities	333,606,315

$2,648,166,685

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,888,888
Aggregate gross unrealized depreciation	(31,542,594)

Net unrealized depreciation	$(14,653,706)

Federal income tax cost of investments	$2,417,262,538

At September 30, 2007, the Portfolio had loaned securities with a total value of $253,280,929. This was secured by collateral of $234,272,331 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $35,163,238 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $21,426,285 of which $1,234,907 expires in the year 2013 and $20,191,378 expires in the year 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.8%)
Distributors (2.2%)
LKQ Corp.*^	843,200	$29,351,792

Diversified Consumer Services (1.7%)
Strayer Education, Inc.^	135,900	22,916,817

Hotels, Restaurants & Leisure (5.4%)
Chipotle Mexican Grill, Inc., Class A*^	116,100	13,714,893
Gaylord Entertainment Co.*^	339,900	18,089,478
Life Time Fitness, Inc.*^	295,200	18,107,568
Orient-Express Hotels Ltd., Class A^	266,600	13,668,582
Red Robin Gourmet Burgers, Inc.*^	211,900	9,090,510

		72,671,031

Leisure Equipment & Products (0.3%)
MarineMax, Inc.*^	265,000	3,858,400

Media (1.1%)
National CineMedia, Inc.^	642,500	14,392,000

Specialty Retail (3.8%)
Coldwater Creek, Inc.*^	1,018,050	11,056,023
Dick’s Sporting Goods, Inc.*^	275,500	18,499,825
GameStop Corp., Class A*	375,300	21,148,155

		50,704,003

Textiles, Apparel & Luxury Goods (2.3%)
Lululemon Athletica, Inc.*^	216,600	9,103,698
Under Armour, Inc., Class A*^	163,900	9,804,498
Volcom, Inc.*^	264,100	11,229,532

		30,137,728

Total Consumer Discretionary		224,031,771

Consumer Staples (1.0%)
Personal Products (1.0%)
Bare Escentuals, Inc.*^	553,300	13,760,571

Total Consumer Staples		13,760,571

Energy (10.0%)
Energy Equipment & Services (5.0%)
Cameron International Corp.*	56,660	5,229,151
Complete Production Services, Inc.*	585,200	11,984,896
Dril-Quip, Inc.*	232,100	11,454,135
Grant Prideco, Inc.*	377,500	20,581,300
Oceaneering International, Inc.*	73,600	5,578,880
Superior Energy Services, Inc.*	340,700	12,074,408

		66,902,770

Oil, Gas & Consumable Fuels (5.0%)
Bill Barrett Corp.*^	471,790	18,593,244
Forest Oil Corp.*^	251,300	10,815,952
Newfield Exploration Co.*	291,100	14,019,376
Penn Virginia Corp	193,300	8,501,334
Range Resources Corp	366,600	14,905,956

		66,835,862

Total Energy.		133,738,632

Financials (7.0%)
Capital Markets (5.6%)
Affiliated Managers Group, Inc.*^	126,200	16,091,762
Greenhill & Co., Inc.^	278,700	17,014,635
Lazard Ltd., Class A	393,200	16,671,680
MF Global Ltd.*	418,400	12,133,600
optionsXpress Holdings, Inc.^	491,290	12,842,320

		74,753,997

Commercial Banks (0.7%)
Western Alliance Bancorp*^	412,300	$9,717,911

Diversified Financial Services (0.5%)
Duff & Phelps Corp., Class A*	163,500	3,000,225
Primus Guaranty Ltd.*^	284,190	2,989,679

		5,989,904

Thrifts & Mortgage Finance (0.2%)
Clayton Holdings, Inc.*^	355,580	2,848,196

Total Financials.		93,310,008

Health Care (17.6%)
Biotechnology (1.7%)
Alexion Pharmaceuticals, Inc.*^	209,900	13,674,985
Array BioPharma, Inc.*^	349,000	3,919,270
Pharmion Corp.*^	100,300	4,627,842

		22,222,097

Health Care Equipment & Supplies (7.0%)
ArthroCare Corp.*^	258,140	14,427,445
Hansen Medical, Inc.*^	532,500	14,436,075
Hologic, Inc.*^	360,300	21,978,300
Kyphon, Inc.*^	38,400	2,688,000
Masimo Corp.*	124,400	3,192,104
Meridian Bioscience, Inc.^	769,050	23,317,596
NuVasive, Inc.*^	167,700	6,025,461
ResMed, Inc.*^	12,700	544,449
TomoTherapy, Inc.*	307,900	7,152,517

		93,761,947

Health Care Providers & Services (3.2%)
HealthExtras, Inc.*^	481,600	13,402,928
inVentiv Health, Inc.*^	74,300	3,255,826
Psychiatric Solutions, Inc.*^	365,200	14,345,056
WellCare Health Plans, Inc.*^	104,971	11,067,093

		42,070,903

Health Care Technology (1.3%)
TriZetto Group, Inc.*^	986,700	17,277,117

Life Sciences Tools & Services (4.0%)
AMAG Pharmaceuticals, Inc.*^	242,100	13,848,120
ICON plc (ADR)*^	421,200	21,493,836
Nektar Therapeutics*^	400,500	3,536,415
Ventana Medical Systems, Inc.*	94,430	8,112,481
WuXi PharmaTech Cayman, Inc. (ADR)*	249,300	7,030,260

		54,021,112

Pharmaceuticals (0.4%)
Jazz Pharmaceuticals, Inc.*^	225,500	2,525,600
XenoPort, Inc.*	56,400	2,653,620

		5,179,220

Total Health Care		234,532,396

Industrials (18.8%)
Aerospace & Defense (1.5%)
Hexcel Corp.*^	870,700	19,773,597

Air Freight & Logistics (0.1%)
UTi Worldwide, Inc.	85,250	1,959,045

Commercial Services & Supplies (4.7%)
Kenexa Corp.*^	364,600	11,222,388
Knoll, Inc.	664,700	11,791,778
Resources Connection, Inc.^	776,000	17,964,400
Stericycle, Inc.*	385,180	22,016,889

		62,995,455

Construction & Engineering (1.5%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	106,100	4,568,666
Granite Construction, Inc.^	280,500	14,872,110

		19,440,776

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (3.2%)
Ametek, Inc.	528,750	$22,852,575
Baldor Electric Co.^	509,800	20,366,510

		43,219,085

Machinery (5.7%)
IDEX Corp.^	526,150	19,146,598
Joy Global, Inc.	362,400	18,431,664
Kaydon Corp.^	185,600	9,649,344
Lincoln Electric Holdings, Inc.	304,000	23,593,440
Watts Water Technologies, Inc., Class A^	152,500	4,681,750

		75,502,796

Trading Companies & Distributors (2.1%)
Houston Wire & Cable Co.^	426,400	7,722,104
MSC Industrial Direct Co.^	395,100	19,988,109

		27,710,213

Total Industrials		250,600,967

Information Technology (26.3%)
Communications Equipment (2.9%)
Foundry Networks, Inc.*^	1,326,800	23,577,236
Netgear, Inc.*^	502,200	15,276,924

		38,854,160

Computers & Peripherals (0.7%)
Synaptics, Inc.*^	192,500	9,193,800

Electronic Equipment & Instruments (1.7%)
Amphenol Corp., Class A	582,240	23,149,862

Internet Software & Services (5.6%)
DealerTrack Holdings, Inc.*^	723,900	30,316,932
Omniture, Inc.*^	588,700	17,849,384
VistaPrint Ltd.*^	718,510	26,850,719

		75,017,035

IT Services (2.5%)
Global Cash Access Holdings, Inc.*	271,700	2,877,303
Iron Mountain, Inc.*^	564,557	17,207,697
VeriFone Holdings, Inc.*^	296,000	13,121,680

		33,206,680

Semiconductors & Semiconductor Equipment (8.1%)
FormFactor, Inc.*^	303,800	13,479,606
Hittite Microwave Corp.*^	514,800	22,728,420
Integrated Device Technology, Inc.*	961,800	14,888,664
Intersil Corp., Class A	611,346	20,437,297
Microsemi Corp.*^	499,400	13,923,272
ON Semiconductor Corp.*^	1,817,570	22,828,679

		108,285,938

Software (4.8%)
Activision, Inc.*^	810,977	17,508,994
BladeLogic, Inc.*	344,900	8,843,236
Commvault Systems, Inc.*^	834,700	15,458,644
FactSet Research Systems, Inc.	44,700	3,064,185
Informatica Corp.*^	377,400	5,925,180
Quest Software, Inc.*^	488,240	8,378,198
Synchronoss Technologies, Inc.*^	102,800	4,323,768

		63,502,205

Total Information Technology		351,209,680

Telecommunication Services (1.6%)
Diversified Telecommunication Services (0.1%)
Time Warner Telecom, Inc., Class A*^	31,700	696,449

Wireless Telecommunication Services (1.5%)
SBA Communications Corp., Class A*	585,600	$20,659,968

Total Telecommunication Services		21,356,417

Total Common Stocks (99.1%) (Cost $1,077,893,871)		1,322,540,442

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (31.9%)
American Honda Finance Corp.
5.75%, 9/11/08 (l)	$5,000,000	5,000,000
ANZ National Bank Ltd.
4.87%, 3/6/09 (l)	17,992,918	17,992,918
Bancaja
5.39%, 1/23/08	10,000,000	10,000,000
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	10,000,000	10,000,000
Bank of Montreal/Chicago
5.71%, 3/12/09 (l)	10,000,000	10,000,000
BBVA Senior Finance S.A.
5.75%, 3/12/10 (l)	15,000,000	15,000,000
BCP Finance Bank Ltd.
5.77%, 8/1/08 (l)	15,000,000	15,000,000
Bear Stearns Cos., Inc.
6.12%, 3/28/08 (l)	5,000,000	5,000,000
5.38%, 3/23/09 (l)	10,000,000	10,000,000
Beta Finance, Inc.
4.89%, 2/17/09 (l)	14,991,929	14,991,929
Caixa d’Estalvis i Pensions de
Barcelona/Catalonia
5.75%, 6/30/08 (l)	18,500,000	18,500,000
Calyon/New York
4.87%, 10/14/08 (l)	9,997,605	9,997,605
4.91%, 7/2/10 (l)	4,997,195	4,997,195
CAM U.S. Finance S.A.
5.41%, 2/2/09 (l)	10,000,000	10,000,000
CC USA, Inc.
4.88%, 2/20/08 (l)	2,999,697	2,999,697
Citigroup Funding, Inc.
4.86%, 3/16/09 (l)	12,000,000	12,000,000
Citigroup Global Markets, Inc.
5.40%, 10/5/07 (l)	4,500,000	4,500,000
Comerica Bank
4.87%, 8/7/08 (l)	10,996,275	10,996,275
5.78%, 3/16/09(l)	9,999,099	9,999,099
Eureka Securitization plc
5.41%, 11/9/07	9,862,050	9,862,050
Five Finance, Inc.
4.88%, 2/23/09 (l)	14,991,404	14,991,404
General Electric Capital Corp.
4.90%, 3/12/10(l)	15,000,000	15,000,000
Glitnir banki hf
5.62%, 8/15/08 (l)	15,000,000	15,000,000
Goldman Sachs Group, Inc.
4.91%, 3/27/09 (l)	18,000,000	18,000,000
HBOS Treasury Services plc
4.87%, 7/17/08 (l)	5,000,000	5,000,000
Lehman Brothers Holdings, Inc.
5.35%, 4/2/08 (l)	14,254,099	14,254,099
MassMutual Global Funding II
4.90%, 3/26/10	14,000,000	14,000,000
MBIA Global Funding LLC
4.86%, 1/23/09 (l)	7,500,000	7,500,000

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Merrill Lynch & Co., Inc.
5.88%, 5/8/09 (l)	$6,000,000	$6,000,000
Monumental Global Funding II
4.90%, 3/26/10 (l)	10,000,000	10,000,000
Monumental Global Funding Ltd.
5.55%, 5/24/10 (l)	5,500,000	5,500,000
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	67,002,290	67,002,290
Pricoa Global Funding I
4.91%, 12/15/09 (l)	11,000,000	11,000,000
4.90%, 6/25/10 (l)	4,998,625	4,998,625
Tango Finance Corp.
4.88%, 6/25/09 (l)	9,993,662	9,993,662

Total Short-Term Investments of Cash Collateral for Securities Loaned		425,076,848

Time Deposit (1.3%)
JPMorgan Chase Nassau
4.43%, 10/1/07	17,317,391	17,317,391

Total Short-Term Investments: (33.2%) (Amortized Cost $442,394,239)		442,394,239

Total Investments (132.3%) (Cost/Amortized Cost $ 1,520,288,110)		1,764,934,681
Other Assets Less Liabilities (-32.3%)		(431,280,573)

Net Assets (100%)		$1,333,654,108

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$771,572,125
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$885,810,608

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for

Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$283,749,194
Aggregate gross unrealized depreciation	(41,497,899)

Net unrealized appreciation	$242,251,295

Federal income tax cost of investments	$1,522,683,386

At September 30, 2007, the Portfolio had loaned securities with a total value of $411,226,681. This was secured by collateral of $425,076,848 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2007, the Portfolio incurred approximately $3,700 as brokerage commissions with Sanford C. Bernstein & Co. Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $2,029,590 which expires in the year 2009.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.2%)
Auto Components (0.9%)
Autoliv, Inc.	330,700	$19,759,325
BorgWarner, Inc.^	262,100	23,990,013
Lear Corp.*^	36,700	1,178,070
Magna International, Inc., Class A	240,200	23,133,662

		68,061,070

Automobiles (0.6%)
General Motors Corp.^	1,261,200	46,286,040

Hotels, Restaurants & Leisure (0.8%)
McDonald’s Corp.	1,103,900	60,129,433

Household Durables (0.8%)
Black & Decker Corp.^	255,900	21,316,470
Centex Corp.^	603,325	16,030,345
KB Home^	439,100	11,003,846
Newell Rubbermaid, Inc.	7,020	202,316
Pulte Homes, Inc.^	1,267,100	17,245,231

		65,798,208

Leisure Equipment & Products (0.2%)
Mattel, Inc.	680,000	15,952,800

Media (3.2%)
CBS Corp., Class B	1,954,450	61,565,175
Gannett Co., Inc.	1,085,500	47,436,350
Idearc, Inc.^	1,259,300	39,630,171
Interpublic Group of Cos., Inc.*^	1,177,500	12,222,450
Time Warner, Inc.	2,999,700	55,074,492
Viacom, Inc., Class B*	1,023,700	39,893,589

		255,822,227

Multiline Retail (1.0%)
Dillard’s, Inc., Class A^	201,625	4,401,474
Family Dollar Stores, Inc.	741,300	19,688,928
Macy’s, Inc.	1,710,200	55,273,664

		79,364,066

Specialty Retail (2.1%)
Gap, Inc.	2,152,700	39,695,788
Home Depot, Inc.	2,032,600	65,937,544
Limited Brands, Inc.	55,100	1,261,239
Lowe’s Cos., Inc.^	1,456,900	40,822,338
Office Depot, Inc.*	693,400	14,297,908

		162,014,817

Textiles, Apparel & Luxury Goods (0.6%)
Jones Apparel Group, Inc.^	920,500	19,450,165
VF Corp.^	339,000	27,374,250

		46,824,415

Total Consumer Discretionary		800,253,076

Consumer Staples (7.5%)
Beverages (0.3%)
Molson Coors Brewing Co., Class B^	232,000	23,123,440

Food & Staples Retailing (1.1%)
Kroger Co.	1,012,600	28,879,352
Safeway, Inc.	1,568,400	51,929,724
Wal-Mart Stores, Inc.	200,000	8,730,000

		89,539,076

Food Products (1.9%)
ConAgra Foods, Inc.	1,009,600	26,380,848
General Mills, Inc.	412,800	23,946,528
Kellogg Co.	468,795	26,252,520
Kraft Foods, Inc., Class A	883,895	30,503,216
Sara Lee Corp.	2,746,100	45,832,409

		152,915,521

Household Products (2.7%)
Colgate-Palmolive Co.	415,300	$29,619,196
Procter & Gamble Co.	2,563,200	180,295,488

		209,914,684

Tobacco (1.5%)
Altria Group, Inc.	1,541,700	107,194,401
UST, Inc.^	159,600	7,916,160

		115,110,561

Total Consumer Staples		590,603,282

Energy (14.2%)
Oil, Gas & Consumable Fuels (14.2%)
BP plc (ADR)^	590,100	40,923,435
Chevron Corp.	2,687,800	251,524,324
ConocoPhillips	2,197,300	192,857,021
Exxon Mobil Corp.	4,584,482	424,339,654
Marathon Oil Corp.	1,423,500	81,167,970
Occidental Petroleum Corp.	1,035,600	66,361,248
Royal Dutch Shell plc, Class A (ADR)	521,200	42,832,216
Total S.A. (Sponsored ADR)	273,000	22,121,190

Total Energy		1,122,127,058

Financials (31.4%)
Capital Markets (4.2%)
Deutsche Bank AG (Registered)	308,600	39,621,154
Goldman Sachs Group, Inc.	400,600	86,826,044
Merrill Lynch & Co., Inc.	1,222,500	87,139,800
Morgan Stanley	1,615,900	101,801,700
Waddell & Reed Financial, Inc.^	708,600	19,153,458

		334,542,156

Commercial Banks (3.9%)
BB&T Corp.	184,500	7,451,955
Comerica, Inc.	888,200	45,546,896
Fifth Third Bancorp	499,600	16,926,448
KeyCorp	601,700	19,452,961
National City Corp.	958,900	24,058,801
SunTrust Banks, Inc	234,700	17,759,749
U.S. Bancorp	897,100	29,182,663
Wachovia Corp.	1,186,600	59,507,990
Wells Fargo & Co.	2,358,900	84,024,018

		303,911,481

Consumer Finance (0.0%)
Discover Financial Services*	153,900	3,201,120

Diversified Financial Services (9.4%)
Bank of America Corp.	5,336,700	268,275,909
CIT Group, Inc.	1,294,300	52,030,860
Citigroup, Inc.	4,612,700	215,274,709
JPMorgan Chase & Co.	4,395,800	201,415,556

		736,997,034

Insurance (10.8%)
ACE Ltd.	977,600	59,213,232
Allstate Corp.	1,363,000	77,949,970
Ambac Financial Group, Inc.^	742,400	46,704,384
American International Group, Inc.	2,725,500	184,380,075
Chubb Corp.	312,800	16,778,592
Everest Reinsurance Group Ltd.	470,600	51,878,944
Fidelity National Financial, Inc., Class A^	676,500	11,825,220
Genworth Financial, Inc., Class A	1,760,700	54,106,311
Hartford Financial Services
Group, Inc.	363,700	33,660,435
MBIA, Inc.^	393,300	24,010,965
MetLife, Inc.	1,121,000	78,167,330
Old Republic International Corp.	1,999,300	37,466,882

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
PartnerReinsurance Ltd.^	108,600	$8,578,314
RenaissanceReinsurance Holdings Ltd.	281,300	18,399,833
Torchmark Corp.	80,200	4,998,064
Travelers Cos., Inc.	1,476,200	74,311,908
Unum Group	1,935,900	47,371,473
XL Capital Ltd., Class A	257,500	20,394,000

		850,195,932

Thrifts & Mortgage Finance (3.1%)
Fannie Mae	1,606,150	97,669,982
Freddie Mac	1,052,500	62,108,025
MGIC Investment Corp.^	372,500	12,035,475
Washington Mutual, Inc.^	2,052,100	72,459,651

		244,273,133

Total Financials		2,473,120,856

Health Care (7.6%)
Health Care Equipment & Supplies (0.1%)
Covidien Ltd.*	181,250	7,521,875

Health Care Providers & Services (2.0%)
Aetna, Inc.	934,800	50,731,596
AmerisourceBergen Corp.	964,100	43,702,653
Cardinal Health, Inc.	561,700	35,123,101
McKesson Corp.	453,200	26,643,628
PharMerica Corp.*^	18,658	278,377

		156,479,355

Pharmaceuticals (5.5%)
Eli Lilly & Co.	1,232,000	70,137,760
Johnson & Johnson	1,333,400	87,604,380
Merck & Co., Inc.	1,167,500	60,348,075
Pfizer, Inc.	8,967,500	219,076,025

		437,166,240

Total Health Care		601,167,470

Industrials (9.0%)
Aerospace & Defense (1.2%)
Boeing Co.	260,800	27,381,392
Northrop Grumman Corp.	844,100	65,839,800

		93,221,192

Commercial Services & Supplies (1.0%)
Allied Waste Industries, Inc.*	3,272,500	41,724,375
Pitney Bowes, Inc.	907,700	41,227,734

		82,952,109

Industrial Conglomerates (4.6%)
General Electric Co.	8,558,000	354,301,200
Tyco International Ltd.	181,250	8,036,625

		362,337,825

Machinery (1.9%)
Caterpillar, Inc.	375,195	29,426,544
Cummins, Inc.	154,800	19,797,372
Eaton Corp.	303,800	30,088,352
Ingersoll-Rand Co., Ltd., Class A	174,400	9,499,568
PACCAR, Inc.^	375,300	31,994,325
SPX Corp.	278,900	25,814,984

		146,621,145

Road & Rail (0.3%)
Avis Budget Group, Inc.*	911,200	20,857,368

Total Industrials		705,989,639

Information Technology (3.4%)
Communications Equipment (0.5%)
Nokia Oyj (ADR)^	951,600	36,094,188

Computers & Peripherals (1.1%)
International Business Machines Corp.	634,600	74,755,880
Lexmark International, Inc., Class A*	342,300	$14,215,719

		88,971,599

Electronic Equipment & Instruments (1.1%)
Arrow Electronics, Inc.*	837,400	35,606,248
Avnet, Inc.*	172,900	6,891,794
Flextronics International Ltd.*	1,843,700	20,612,566
Sanmina-SCI Corp.*	1,589,400	3,369,528
Solectron Corp.*	2,763,600	10,778,040
Tech Data Corp.*^	179,700	7,209,564
Tyco Electronics Ltd.	181,250	6,421,688

		90,889,428

IT Services (0.4%)
Electronic Data Systems Corp.	1,343,100	29,333,304

Software (0.3%)
Microsoft Corp.	753,600	22,201,056

Total Information Technology		267,489,575

Materials (4.8%)
Chemicals (2.7%)
Ashland, Inc.	547,600	32,970,996
Dow Chemical Co.	1,950,400	83,984,224
E.I. du Pont de Nemours & Co.	1,663,400	82,438,104
Lubrizol Corp.	264,800	17,227,888

		216,621,212

Containers & Packaging (1.6%)
Ball Corp.	765,500	41,145,625
Crown Holdings, Inc.*	771,100	17,550,236
Owens-Illinois, Inc.*	714,900	29,632,605
Smurfit-Stone Container Corp.*	719,500	8,403,760
Temple-Inland, Inc.	508,700	26,772,881

		123,505,107

Metals & Mining (0.5%)
ArcelorMittal (N.Y. Shares)^	515,900	40,425,924

Total Materials		380,552,243

Telecommunication Services (8.0%)
Diversified Telecommunication Services (6.2%)
AT&T, Inc.	7,386,100	312,505,891
Verizon Communications, Inc.	3,973,200	175,933,296

		488,439,187

Wireless Telecommunication Services (1.8%)
Sprint Nextel Corp.	5,084,800	96,611,200
Vodafone Group plc (ADR)^	1,216,200	44,148,060

		140,759,260

Total Telecommunication Services		629,198,447

Utilities (1.5%)
Electric Utilities (0.6%)
Allegheny Energy, Inc.*	478,500	25,006,410
Entergy Corp.	57,148	6,188,557
Pinnacle West Capital Corp.^	445,100	17,585,901

		48,780,868

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.	138,900	11,916,231

Multi-Utilities (0.7%)
Ameren Corp.^	1,002,800	52,647,000
Wisconsin Energy Corp.	45,400	2,044,362

		54,691,362

Total Utilities		115,388,461

Total Common Stocks (97.6%) (Cost $6,606,789,885)		7,685,890,107

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (4.5%)
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	$12,000,000	$12,000,000
Bank of Montreal/Chicago
5.71%, 3/12/09 (l)	10,000,000	10,000,000
BCP Finance Bank Ltd.
5.77%, 8/1/08 (l)	10,000,000	10,000,000
Calyon/New York
4.87%, 10/14/08 (l)	14,996,182	14,996,182
CC USA, Inc.
4.89%, 2/12/09 (l)	9,994,633	9,994,633
Charta LLC
5.39%, 11/8/07	9,864,172	9,864,172
Citigroup Global Markets, Inc.
5.40%, 10/5/07 (l)	13,100,000	13,100,000
Comerica Bank
5.78%, 3/16/09 (l)	9,999,099	9,999,099
Deutsche Bank Securities, Inc., Repurchase Agreement
5.10%, 10/1/07 (r)	115,000,000	115,000,000
Gemini Securitization Corp.
5.41%, 10/3/07	9,918,035	9,918,035
Goldman Sachs Group, Inc.
5.37%, 8/18/08 (l)	10,000,000	10,000,000
Govco, Inc.
5.25%, 10/1/07	14,993,438	14,993,438
Lehman Brothers Holdings, Inc.
5.37%, 8/24/09 (l)	10,000,000	10,000,000
Lexington Parker Capital
5.41%, 11/9/07	9,862,179	9,862,179
MBIA Global Funding LLC
4.87%, 9/25/08 (l)	7,500,000	7,500,000
Merrill Lynch & Co., Inc.
4.92%, 6/29/09 (l)	5,000,000	5,000,000
MetLife, Inc.
5.75%, 12/17/07 (l)	12,000,000	12,000,000
Monumental Global Funding II
4.86%, 4/25/08 (l)	15,000,000	15,000,000
4.90%, 3/26/10 (l)	1,000,000	1,000,000
Morgan Stanley
5.43%, 12/17/07 (l)	15,000,000	15,000,000
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	$6,681,631	$6,681,631
SLM Corp.
5.77%, 12/15/08 (l)	5,002,920	5,002,920
Tango Finance Corp.
4.88%, 6/25/09 (l)	9,993,663	9,993,663
Wachovia Bank N.A.
4.87%, 6/27/08 (l)	13,499,027	13,499,027
Wells Fargo & Co.
5.37%, 2/2/09 (l)	7,500,000	7,500,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		357,904,979

Time Deposit (2.8%)
JPMorgan Chase Nassau
4.43%, 10/1/07	217,219,518	217,219,518

Total Short-Term Investments (7.3%) (Amortized Cost $575,124,497)		575,124,497

Total Investments (104.9%) (Cost/Amortized Cost $7,181,914,382)		8,261,014,604

Other Assets Less Liabilities (-4.9%)		(387,515,581)

Net Assets (100%)		$7,873,499,023

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$5,268,165,611
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,574,181,256

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,258,023,065
Aggregate gross unrealized depreciation	(179,042,447)

Net unrealized appreciation	$1,078,980,618

Federal income tax cost of investments	$7,182,033,986

At September 30, 2007, the Portfolio had loaned securities with a total value of $349,810,118. This was secured by collateral of $357,904,979 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ARIEL APPRECIATION II PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (28.7%)
Diversified Consumer Services (3.0%)
H&R Block, Inc.^	87,075	$1,844,248

Hotels, Restaurants & Leisure (7.0%)
Carnival Corp.	44,100	2,135,763
Yum! Brands, Inc.	63,400	2,144,822

		4,280,585

Household Durables (6.0%)
Black & Decker Corp.	22,300	1,857,590
Mohawk Industries, Inc.*	22,100	1,796,730

		3,654,320

Media (12.7%)
CBS Corp., Class B	59,600	1,877,400
Gannett Co., Inc.	44,300	1,935,910
Harte-Hanks, Inc.	27,500	541,200
Interpublic Group of Cos., Inc.*	72,900	756,702
McClatchy Co., Class A^	52,200	1,042,956
Omnicom Group, Inc.	34,000	1,635,060

		7,789,228

Total Consumer Discretionary		17,568,381

Consumer Staples (10.0%)
Beverages (3.7%)
Constellation Brands, Inc., Class A*	93,400	2,261,214

Household Products (6.3%)
Clorox Co.	37,800	2,305,422
Energizer Holdings, Inc.*	14,200	1,574,070

		3,879,492

Total Consumer Staples		6,140,706

Financials (24.9%)
Capital Markets (12.7%)
Franklin Resources, Inc.	11,500	1,466,250
Janus Capital Group, Inc.	71,000	2,007,880
Northern Trust Corp.	39,100	2,591,157
T. Rowe Price Group, Inc.	31,100	1,731,959

		7,797,246

Commercial Banks (3.5%)
City National Corp.	30,800	2,140,908

Diversified Financial Services (1.3%)
Moody’s Corp.	15,300	771,120

Insurance (5.4%)
Aflac, Inc.	33,000	1,882,320
HCC Insurance Holdings, Inc.	48,700	1,394,768

		3,277,088

Real Estate Management & Development (2.0%)
CB Richard Ellis Group, Inc., Class A*	24,300	676,512
Jones Lang LaSalle, Inc.^	5,400	554,904

		1,231,416

Total Financials		15,217,778

Health Care (10.6%)
Health Care Equipment & Supplies (3.5%)
Baxter International, Inc.	38,100	2,144,268

Health Care Technology (3.7%)
IMS Health, Inc.	73,400	2,248,976

Life Sciences Tools & Services (3.4%)
Thermo Fisher Scientific, Inc.*	35,900	2,072,148

Total Health Care		6,465,392

Industrials (13.4%)
Building Products (2.1%)
USG Corp.*^	34,600	1,299,230

Commercial Services & Supplies (9.5%)
Dun & Bradstreet Corp.	18,800	$1,853,868
Equifax, Inc.	45,400	1,730,648
Pitney Bowes, Inc.	48,300	2,193,786

		5,778,302

Machinery (1.8%)
Illinois Tool Works, Inc.	18,700	1,115,268

Total Industrials		8,192,800

Information Technology (8.7%)
Electronic Equipment & Instruments (2.1%)
Anixter International, Inc.*.	15,800	1,302,710

IT Services (6.6%)
Accenture Ltd., Class A.	54,700	2,201,675
Hewitt Associates, Inc., Class A^*	51,500	1,805,075

		4,006,750

Total Information Technology		5,309,460

Total Common Stocks (96.3%) (Cost $55,116,218)		58,894,517

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (6.0%)
CDC Financial Products, Inc.
5.40%, 11/28/07 (l)	$250,000	250,000
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	3,415,550	3,415,550

Total Short-Term Investments of Cash Collateral for Securities Loaned		3,665,550

Time Deposit (3.3%)
JPMorgan Chase Nassau
4.43%, 10/1/07	2,025,194	2,025,194

Total Short-Term Investments (9.3%) (Amortized Cost $5,690,744)		5,690,744

Total Investments (105.6%) (Cost/Amortized Cost $60,806,962)		64,585,261
Other Assets Less Liabilities (-5.6%)		(3,435,266)

Net Assets (100%)		$61,149,995

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

EQ ADVISORS TRUST

EQ/ARIEL APPRECIATION II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$31,914,823
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$11,422,295

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,071,908
Aggregate gross unrealized depreciation	(2,379,895)

Net unrealized appreciation	$3,692,013

Federal income tax cost of investments	$60,893,248

At September 30, 2007, the Portfolio had loaned securities with a total value of $3,581,282. This was secured by collateral of $3,665,550 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS: (A)
Automobiles & Components (0.4%)
Aftermarket Technology Corp.*	6,242	$198,121
TRW Automotive Holdings Corp.*	17,590	557,251

		755,372

Banks (3.5%)
1st Independence Financial Group, Inc.	40	630
Alliance Financial Corp./ New York	49	1,225
AMCORE Financial, Inc.	4,591	114,408
Banco Latinoamericano de Exportaciones S.A., Class E	13,000	236,340
Bar Harbor Bankshares	5	155
Berkshire Hills Bancorp, Inc.	4,600	139,058
Beverly Hills Bancorp, Inc.	10,780	66,728
BOE Financial Services of Virginia, Inc.	300	7,557
Britton & Koontz Capital Corp.	700	11,235
Camco Financial Corp.	645	8,579
Carrollton Bancorp.	300	4,065
Carver Bancorp, Inc.	1,700	26,665
Cascade Financial Corp.	1,170	17,936
CFS Bancorp, Inc.	6,351	89,549
Citizens South Banking Corp.	94	1,159
Codorus Valley Bancorp, Inc.	11	191
Comerica, Inc.	13,488	691,665
Community Bankshares, Inc./South Carolina	2,790	41,710
Community Capital Corp.	2,086	42,054
Community Financial Corp./Virginia	1,200	11,160
Community Shores Bank Corp.*	10	105
Crescent Banking Co.	280	9,086
EuroBancshares, Inc.*	10,380	79,926
Farmer Mac, Class C	5,250	154,140
Farmers Capital Bank Corp.	4,700	133,668
Fidelity Southern Corp.	2,200	32,846
First Bancorp of Indiana, Inc.	400	6,100
First Bancshares, Inc./Missouri	100	1,688
First BancTrust Corp.	20	216
First Capital, Inc.	110	1,856
First Defiance Financial Corp.	2,861	77,247
First Federal Bancshares of Arkansas, Inc.	1,000	18,285
First Federal Bankshares, Inc.	1,350	23,490
First Financial Holdings, Inc.	6,600	206,448
First Franklin Corp.	400	5,250
First M&F Corp.	600	10,620
First Merchants Corp.	6,322	136,302
First Niagara Financial Group, Inc.	24,815	351,132
First PacTrust Bancorp, Inc.	975	24,692
First Place Financial Corp./Ohio	9,193	162,716
First United Corp.	3,300	69,267
First West Virginia Bancorp, Inc.	100	1,740
FNB United Corp.	2,400	38,352
Franklin Bank Corp./Texas*	13,159	121,063
GS Financial Corp.	900	16,389
Guaranty Federal Bancshares, Inc.	860	25,822
Hawthorn Bancshares, Inc.	280	8,680
HF Financial Corp.	980	15,680
HMN Financial, Inc.	2,700	80,001
Home Federal Bancorp/Indiana	220	5,885
HopFed Bancorp, Inc.	40	602
Horizon Bancorp/Indiana.	100	2,618
Imperial Capital Bancorp, Inc.	3,000	84,750
Leesport Financial Corp.	104	1,994
MASSBANK Corp.	200	$7,400
MidWestOne Financial Group, Inc.	1,502	27,306
Monarch Community Bancorp, Inc.	1,500	18,075
MutualFirst Financial, Inc.	200	3,530
Nara Bancorp, Inc.	541	8,450
National Bankshares, Inc.	570	11,058
New Hampshire Thrift Bancshares, Inc.	310	4,445
NewBridge Bancorp.	1,520	19,304
North Central Bancshares, Inc.	100	3,835
Northrim BanCorp, Inc.	110	2,745
Pacific Premier Bancorp, Inc.*	3,091	32,672
Park Bancorp, Inc.	100	3,070
Parkvale Financial Corp.	1,070	31,030
Peoples Bancorp of North Carolina, Inc.	1,134	20,081
Peoples Bancorp/Indiana.	6,200	161,398
Pinnacle Bancshares, Inc.	300	4,350
Premier Financial Bancorp, Inc.	300	4,440
Provident Community Bancshares, Inc.	510	10,682
Provident Financial Holdings, Inc.	4,100	91,307
QCR Holdings, Inc.	160	2,320
Republic First Bancorp, Inc.*	3,340	26,620
Rurban Financial Corp.	525	6,620
Shore Financial Corp.	380	4,912
Simmons First National Corp., Class A	7,210	189,911
Southern First Bancshares, Inc.*.	150	2,850
Southern Missouri Bancorp, Inc.	340	5,083
Southwest Bancorp, Inc./Oklahoma	7,181	135,146
Sovereign Bancorp, Inc.	63,454	1,081,256
Team Financial, Inc.	400	6,248
TF Financial Corp.	1,700	47,098
United Bancshares, Inc./Ohio	10	148
United Community Financial Corp./Ohio	16,000	115,520
United Security Bancshares, Inc./Alabama	706	16,640
Unity Bancorp, Inc.	1	6
Univest Corp. of Pennsylvania	2,797	66,345
Vineyard National Bancorp	6,300	105,336
Virginia Financial Group, Inc.	1,181	22,451
Wainwright Bank & Trust Co.	116	1,478
Washington Savings Bank FSB/Maryland	1,670	11,690
Wayne Savings Bancshares, Inc.	200	2,458
Willow Financial Bancorp, Inc.	210	2,610
WSFS Financial Corp.	3,100	193,440

		5,932,089

Capital Goods (10.0%)
AAR Corp.*	4,110	124,697
AGCO Corp.*	35,500	1,802,335
Armstrong World Industries, Inc.*	1,250	50,737
Astec Industries, Inc.*	290	16,661
Baldwin Technology Co., Inc., Class A*.	8,750	43,837
BlueLinx Holdings, Inc.	2,246	15,812
Chase Corp.	1,400	26,040
Chicago Rivet & Machine Co.	230	5,290
Ducommun, Inc.*	6,940	224,162
Eastern Co.	600	13,470
EMCOR Group, Inc.*	1,560	48,922
EnPro Industries, Inc.*	8,600	349,160

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Espey Manufacturing & Electronics Corp.	120	$2,574
Gehl Co.*	3,870	86,417
Granite Construction, Inc.	15,699	832,361
Hardinge, Inc.	1,280	44,582
Harsco Corp.	18,786	1,113,446
Herley Industries, Inc.*	7,410	110,854
Hurco Cos., Inc.*	2,990	161,639
Huttig Building Products, Inc.*	11,800	63,484
II-VI, Inc.*	10,684	368,919
Industrial Distribution Group, Inc.*	2,527	23,855
Jacobs Engineering Group, Inc.*	11,100	838,938
K-Tron International, Inc.*	600	57,000
Kadant, Inc.*	9,280	259,840
Kaman Corp.	230	7,949
Kennametal, Inc.	16,830	1,413,383
Key Technology, Inc.*	100	3,010
L.S. Starrett Co., Class A	1,290	24,962
Lawson Products, Inc.	718	24,994
Lydall, Inc.*	10,180	94,470
Meadow Valley Corp.*	2,930	34,867
Middleby Corp.*	468	30,205
NACCO Industries, Inc., Class A	2,800	289,744
Nortech Systems, Inc.*	303	2,183
Northwest Pipe Co.*	310	11,724
Orbital Sciences Corp.*	6,800	151,232
Perini Corp.*	12,400	693,532
Precision Castparts Corp.	2,490	368,470
Preformed Line Products Co.	700	36,414
Quanta Services, Inc.*	45,182	1,195,064
Regal-Beloit Corp.	4,044	193,667
Robbins & Myers, Inc.	4,510	258,378
Rush Enterprises, Inc., Class A*	2,761	69,991
Rush Enterprises, Inc., Class B*	6,616	157,858
SL Industries, Inc.*	400	9,116
SPX Corp.	5,580	516,485
Standex International Corp.	6,100	126,148
Supreme Industries, Inc., Class A	6,500	45,500
Teledyne Technologies, Inc.*	15,200	811,528
Teleflex, Inc.	12,080	941,274
Tennant Co.	4,660	226,942
Terex Corp.*	12,254	1,090,851
Tredegar Corp.	490	8,453
Twin Disc, Inc.	1,220	71,004
URS Corp.*	21,970	1,240,206
W.W. Grainger, Inc.	1,570	143,168
Willis Lease Finance Corp.*	5,100	75,684

		17,053,488

Commercial Services & Supplies (2.3%)
A.T. Cross Co., Class A*.	300	3,315
Allied Waste Industries, Inc.*	120	1,530
Bowne & Co., Inc.	13,840	230,574
CBIZ, Inc.*	1,611	12,808
CDI Corp.	8,680	241,998
Champion Industries, Inc.	2,560	15,386
Comfort Systems USA, Inc.	22,730	322,766
Deluxe Corp.	9,330	343,717
Dun & Bradstreet Corp.	4,033	397,694
Ecology And Environment, Inc., Class A	682	7,985
Exponent, Inc.*	2,400	60,216
GEO Group, Inc.*	8,820	261,160
GeoEye, Inc.*	720	18,540
GP Strategies Corp.*	6,365	70,652
Heidrick & Struggles
International, Inc.*	1,872	68,234
IKON Office Solutions, Inc.	100	$1,285
Kelly Services, Inc., Class A	12,300	243,663
Kforce, Inc.*	20,100	258,486
Layne Christensen Co.*	220	12,206
Nashua Corp.*	900	9,990
National Technical Systems, Inc.*	5,200	34,788
North American Galvanizing & Coatings, Inc.*	195	1,482
RCM Technologies, Inc.*	8,400	55,020
Spherion Corp.*	32,280	266,633
Steelcase, Inc., Class A.	39,595	711,918
Tufco Technologies, Inc.*	470	3,525
VSE Corp.	2,800	132,384
Waste Industries USA, Inc.	1,971	56,410
Westaff, Inc.*	9,394	38,985

		3,883,350

Consumer Durables & Apparel (4.3%)
American Biltrite, Inc.*	420	2,520
American Greetings Corp., Class A	24,810	654,984
Avatar Holdings, Inc.*	2,800	139,804
Blyth, Inc.	1,830	37,424
Callaway Golf Co.	13,030	208,610
Crocs, Inc.*	18,610	1,251,522
CSS Industries, Inc.	3,600	129,492
Culp, Inc.*	8,050	83,559
Deckers Outdoor Corp.*	5,500	603,900
Decorator Industries, Inc.	430	2,795
Delta Apparel, Inc.	2,310	39,501
Dixie Group, Inc.*	7,900	75,050
Eastman Kodak Co.	4,000	107,040
GameTech International, Inc.*	175	1,363
Hartmarx Corp.*	1,100	5,390
Hasbro, Inc.	42,149	1,175,114
Heelys, Inc.*	3,900	31,083
Hooker Furniture Corp.	2,845	56,957
Jaclyn, Inc.*	930	6,092
JAKKS Pacific, Inc.*	16,109	430,271
La-Z-Boy, Inc.	21,290	157,120
LaCrosse Footwear, Inc.	110	1,965
LOUD Technologies, Inc.*	376	2,822
Man Sang Holdings, Inc.*	3,430	42,326
Mohawk Industries, Inc.*	12,000	975,600
Movado Group, Inc.	9,490	302,921
National Presto Industries, Inc.	940	49,820
P&F Industries, Inc., Class A*	200	2,276
Perry Ellis International, Inc.*	687	19,037
Q.E.P. Co., Inc.*	1,580	20,256
Snap-On, Inc.	3,760	186,270
Syntax-Brillian Corp.*	23,885	97,212
Universal Electronics, Inc.*	7,933	257,822
Velcro Industries N.V.	570	10,203
Weyco Group, Inc.	2,487	78,117

		7,246,238

Consumer Services (4.0%)
Ark Restaurants Corp.	145	5,327
Bob Evans Farms, Inc.	16,834	508,050
Bowl America, Inc.	2,800	45,080
Brinker International, Inc.	45,200	1,240,288
Burger King Holdings, Inc.	28,500	726,465
Carriage Services, Inc.*	1,570	12,827
CBRL Group, Inc.	14,826	604,901
CKE Restaurants, Inc.	31,400	508,994
Darden Restaurants, Inc.	21,810	912,967
DeVry, Inc.	20	740
Famous Dave’s of America, Inc.*	200	3,252
Frisch’s Restaurants, Inc.	3,500	101,325

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Gaylord Entertainment Co.*	3,770	$200,639
ILX Resorts, Inc.	880	8,492
Interstate Hotels & Resorts, Inc.*	1,550	7,052
J. Alexander’s Corp.	850	11,143
Jack in the Box, Inc.*	760	49,278
Max & Erma’s Restaurants, Inc.*	1,490	6,899
Mexican Restaurants, Inc.*.	258	1,920
Morton’s Restaurant Group, Inc.*	5,110	81,249
Nathan’s Famous, Inc.*	1,120	18,480
Nobel Learning Communities, Inc.*	920	13,754
Red Lion Hotels Corp.*	10,000	103,000
Rubio’s Restaurants, Inc.*	5,640	56,118
Service Corp. International	5,740	74,046
Silverleaf Resorts, Inc.*	22,000	116,380
Sotheby’s, Inc.	7,807	373,097
Star Buffet, Inc.	1,600	11,584
Stewart Enterprises, Inc., Class A	60,165	458,457
WMS Industries, Inc.*	18,350	607,385

		6,869,189

Diversified Financials (2.6%)
Advanta Corp., Class A	660	16,084
Advanta Corp., Class B	1,455	39,896
Eaton Vance Corp.	9,860	394,006
Federated Investors, Inc., Class B	5,840	231,848
Financial Federal Corp.	11,440	320,435
Greenhill & Co., Inc.	8,900	543,345
IntercontinentalExchange, Inc.*	12,880	1,956,472
MVC Capital, Inc.	7,480	138,604
Patriot Capital Funding, Inc.	488	6,525
Paulson Capital Corp.*	300	1,695
Prospect Capital Corp.	560	9,531
QC Holdings, Inc.	4,500	65,025
Raymond James Financial, Inc.	21,560	708,246
Resource America, Inc., Class A	2,995	47,291
WebFinancial Corp.*	910	13,104

		4,492,107

Energy (7.6%)
ATP Oil & Gas Corp.*	9,800	460,894
Bronco Drilling Co., Inc.*	7,700	113,960
Complete Production Services, Inc.*	19,820	405,914
Dawson Geophysical Co.*	690	53,482
Diamond Offshore Drilling, Inc.	1,790	202,789
ENSCO International, Inc.	31,020	1,740,222
EXCO Resources, Inc.*	28,500	471,390
GulfMark Offshore, Inc.*	9,410	457,891
Helmerich & Payne, Inc.	12,870	422,522
Holly Corp.	15,510	927,963
Hornbeck Offshore Services, Inc.*	10,100	370,670
ION Geophysical Corp.*	80	1,106
Mariner Energy, Inc.*	40,400	836,684
Matrix Service Co.*	8,411	176,210
Oil States International, Inc.*	3,098	149,633
Penn Virginia Corp.	16,804	739,040
Pride International, Inc.*	17,710	647,301
Rosetta Resources, Inc.*	11,679	214,193
Rowan Cos., Inc.	7,844	286,934
SEACOR Holdings, Inc.*	10,580	1,006,158
Sunoco, Inc.	1,280	90,598
Superior Energy Services, Inc.*	40,754	1,444,322
Tesoro Corp.	11,950	549,939
Tidewater, Inc.	18,800	1,181,392

		12,951,207

Food & Staples Retailing (0.6%)
Arden Group, Inc., Class A	583	$81,346
Longs Drug Stores Corp.	7,830	388,916
Nash Finch Co.	2,761	109,971
Performance Food Group Co.*	1,310	39,470
Spartan Stores, Inc.	6,890	155,232
Weis Markets, Inc.	5,610	239,491

		1,014,426

Food, Beverage & Tobacco (1.5%)
Cal-Maine Foods, Inc.	7,400	186,776
Corn Products International, Inc.	18,380	843,091
Darling International, Inc.*	21,190	209,569
Diamond Foods, Inc.	9,300	192,138
Flowers Foods, Inc.	9,010	196,418
Omega Protein Corp.*	10,320	93,396
Pilgrim’s Pride Corp.	11,970	415,718
Seaboard Corp.	144	282,240
Seneca Foods Corp., Class B*	300	8,220
Tasty Baking Co.	5,580	56,302

		2,483,868

Health Care Equipment & Services (3.8%)
Air Methods Corp.*	4,845	223,839
Align Technology, Inc.*	3,180	80,549
Allied Healthcare Products, Inc.*	2,738	18,509
Amedisys, Inc.*	12,655	486,205
American Shared Hospital Services	2,500	9,825
Analogic Corp.	3,880	247,389
Angeion Corp.*	2,700	19,818
Apria Healthcare Group, Inc.*	20,700	538,407
Atrion Corp.	220	27,500
Cardiac Science Corp.*	1,470	14,818
Chemed Corp.	2,000	124,320
CONMED Corp.*	967	27,066
Datascope Corp.	5,380	181,898
E-Z-Em, Inc.*	5,985	97,436
Gentiva Health Services, Inc.*	3,103	59,609
Hanger Orthopedic Group, Inc.*	10,280	116,472
Humana, Inc.*	21,300	1,488,444
Integra LifeSciences Holdings Corp.*	4,826	234,447
IntegraMed America, Inc.*	1,384	17,089
Kewaunee Scientific Corp.	1,370	24,112
Lifecore Biomedical, Inc.*	1,736	22,394
MedCath Corp.*	5,181	142,270
National Dentex Corp.*	3,210	51,312
National Medical Health Card Systems, Inc.*	3,500	33,495
Nutraceutical International Corp.*	6,300	95,823
Omnicell, Inc.*	15,175	433,095
Orthofix International N.V.*	8,020	392,740
RehabCare Group, Inc.*	9,546	167,914
Res-Care, Inc.*	11,761	268,621
Sonic Innovations, Inc.*	13,634	125,024
Span-America Medical Systems, Inc.	1,700	31,960
SRI/Surgical Express, Inc.*	261	1,673
SunLink Health Systems, Inc.*	3,470	21,323
Theragenics Corp.*	17,890	80,326
TriZetto Group, Inc.*	5,976	104,640
WellCare Health Plans, Inc.*	1,400	147,602
Zoll Medical Corp.*	10,400	269,568

		6,427,532

Household & Personal Products (0.6%)
Elizabeth Arden, Inc.*	4,539	122,371
Estee Lauder Cos., Inc., Class A	10,780	457,719

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Geopharma, Inc.*	4,037	$13,524
Natural Alternatives International, Inc.*	4,400	27,632
Nu Skin Enterprises, Inc., Class A	18,890	305,262
Oil-Dri Corp. of America	2,362	43,461
Schiff Nutrition International, Inc.	1,700	10,183

		980,152

Insurance (5.4%)
Alleghany Corp.*	1,900	771,562
Allied World Assurance Holdings Ltd./Bermuda	10,250	532,078
American Financial Group, Inc./Ohio	37,730	1,076,060
American National Insurance Co.	2,444	321,508
American Safety Insurance Holdings Ltd.*	700	13,874
Axis Capital Holdings Ltd.	35,779	1,392,161
CNA Financial Corp.	19,600	770,672
Crawford & Co., Class B*.	2,570	16,345
Delphi Financial Group, Inc., Class A	6,750	272,835
FBL Financial Group, Inc., Class A	2,000	78,980
Hanover Insurance Group, Inc.	23,500	1,038,465
HCC Insurance Holdings, Inc.	55	1,575
Horace Mann Educators Corp.	9,090	179,164
Kansas City Life Insurance Co.	10	441
Max Capital Group Ltd.	20,499	574,792
National Western Life Insurance Co., Class A	1,005	257,240
NYMAGIC, Inc.	3,600	100,116
Platinum Underwriters Holdings Ltd.	29,000	1,042,840
Presidential Life Corp.	7,173	121,654
RAM Holdings Ltd.*	10,700	99,510
Unico American Corp.*	2,560	29,568
United America Indemnity Ltd., Class A*	11,040	237,470
Universal Insurance Holdings, Inc.	18,260	130,376
Wesco Financial Corp.	200	79,600

		9,138,886

Materials (5.6%)
Airgas, Inc.	80	4,130
AK Steel Holding Corp.*	32,630	1,434,088
Ashland, Inc.	2,530	152,331
Buckeye Technologies, Inc.*	17,027	257,789
CF Industries Holdings, Inc.	4,800	364,368
FMC Corp.	28,000	1,456,560
Friedman Industries, Inc.	450	3,983
Greif, Inc., Class A	16,100	976,948
Innospec, Inc.	11,820	269,260
Material Sciences Corp.*	8,420	89,420
Metal Management, Inc.	13,240	717,608
Packaging Corp. of America	36,690	1,066,578
Penford Corp.	1,158	43,657
Rock of Ages Corp.*	4,400	26,796
Rock-Tenn Co., Class A	1,624	46,934
Schnitzer Steel Industries, Inc., Class A	10,200	747,558
Schulman (A.), Inc.	7,860	155,078
Southern Copper Corp.	12,300	1,523,109
Stepan Co.	3,259	100,736

		9,436,931

Media (1.1%)
Alloy, Inc.*	8,100	76,059
DG Fastchannel, Inc.*	354	$8,347
Discovery Holding Co., Class A*	1,410	40,678
DreamWorks Animation SKG, Inc., Class A*	6,930	231,601
Mediacom Communications Corp., Class A*	28,100	198,105
Meredith Corp.	20,800	1,191,840
Playboy Enterprises, Inc., Class A*	14,350	156,415
Traffix, Inc.	5,527	36,644
Value Line, Inc.	100	4,927

		1,944,616

Pharmaceuticals & Biotechnology (4.6%)
Albany Molecular Research, Inc.*	13,087	197,614
Alpharma, Inc., Class A	1,220	26,059
Bio-Rad Laboratories, Inc., Class A*	5,280	477,840
Caraco Pharmaceutical Laboratories Ltd.*	5,700	86,925
Harvard Bioscience, Inc.*	19,638	88,371
Invitrogen Corp.*	12,577	1,027,918
Kendle International, Inc.*	6,700	278,251
King Pharmaceuticals, Inc.*	89,981	1,054,577
Pain Therapeutics, Inc.*	18,200	170,170
PAREXEL International Corp.*	16,340	674,352
PerkinElmer, Inc.	48,200	1,407,922
Perrigo Co.	31,688	676,539
Replidyne, Inc.*	16,300	105,298
Sciele Pharma, Inc.*	15,100	392,902
Waters Corp.*	17,615	1,178,796

		7,843,534

Real Estate (4.2%)
Alesco Financial, Inc. (REIT)	2,780	13,678
AmREIT, Inc., Class A (REIT)	3,500	28,280
Ashford Hospitality Trust, Inc. (REIT)	47,596	478,340
Colonial Properties Trust (REIT)	19,810	679,483
DiamondRock Hospitality Co. (REIT)	39,533	688,270
Douglas Emmett, Inc. (REIT)	1,620	40,063
Extra Space Storage, Inc. (REIT)	25,460	391,829
Gladstone Commercial Corp. (REIT)	2,790	52,173
GMH Communities Trust (REIT)	9,979	77,337
Hersha Hospitality Trust (REIT)	18,830	186,417
Income Opportunity Realty Investors (REIT)*	610	2,867
Intergroup Corp.*	100	1,765
iStar Financial, Inc. (REIT)	7,943	269,983
J.W. Mays, Inc.*	200	4,635
Lexington Realty Trust (REIT)	29,652	593,337
LTC Properties, Inc. (REIT)	10,600	250,902
Medical Properties Trust, Inc. (REIT)	21,210	282,517
MHI Hospitality Corp. (REIT)	4,300	40,850
Mission West Properties, Inc. (REIT)	10,900	132,435
Monmouth Reit, Class A (REIT)	9,132	76,891
National Retail Properties, Inc. (REIT)	29,770	725,793
One Liberty Properties, Inc. (REIT)	5,600	108,920
Ramco-Gershenson Properties Trust (REIT)	8,900	278,036
Reis, Inc.*	940	6,909
Strategic Hotels & Resorts, Inc. (REIT)	25,416	523,315

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Sunstone Hotel Investors, Inc. (REIT)	27,200	$697,408
Supertel Hospitality, Inc. (REIT)	7,510	56,625
United Capital Corp.*	600	15,900
Urstadt Biddle Properties, Inc. (REIT)	400	6,624
Urstadt Biddle Properties, Inc., Class A (REIT)	14,890	230,348
Winthrop Realty Trust (REIT)	27,400	184,402

		7,126,332

Retailing (5.0%)
1-800-FLOWERS.COM, Inc., Class A*	17,146	198,722
Aaron Rents, Inc.	1,425	31,777
Aaron Rents, Inc., Class A	3,210	68,694
Aristotle Corp.*	50	611
AutoZone, Inc.*	900	104,526
Big Lots, Inc.*	43,200	1,289,088
Books-A-Million, Inc.	3,080	40,748
Educational Development Corp.	890	5,741
Franklin Covey Co.*	12,800	97,280
GameStop Corp., Class A*	9,930	559,555
Hastings Entertainment, Inc.*	4,100	34,358
IAC/InterActiveCorp*	53,100	1,575,477
Jennifer Convertibles, Inc.*	910	3,913
Men’s Wearhouse, Inc.	22,140	1,118,513
Monro Muffler Brake, Inc.	7,462	252,141
Nordstrom, Inc.	70	3,282
Priceline.com, Inc.*	14,600	1,295,750
Rex Stores Corp.*	6,200	119,970
Sherwin-Williams Co.	24,480	1,608,581
Systemax, Inc.	3,540	72,358
Trans World Entertainment Corp.*	18,355	84,066

		8,565,151

Semiconductors & Semiconductor Equipment (6.3%)
AMIS Holdings, Inc.*	30,603	297,155
ANADIGICS, Inc.*	15,439	279,137
Cirrus Logic, Inc.*	3,622	23,181
Cypress Semiconductor Corp.*	52,616	1,536,913
Fairchild Semiconductor International, Inc.*	30	560
FEI Co.*	16,700	524,881
International Rectifier Corp.*	23,720	782,523
Mattson Technology, Inc.*	25,200	217,980
MEMC Electronic Materials, Inc.*	28,791	1,694,638
MIPS Technologies, Inc.*	21,149	167,077
MKS Instruments, Inc.*	25,200	479,304
ON Semiconductor Corp.*	85,871	1,078,540
Pericom Semiconductor Corp.*	13,690	160,447
Rudolph Technologies, Inc.*	9,437	130,514
Sigma Designs, Inc.*	2,068	99,760
Skyworks Solutions, Inc.*	78,300	707,832
Standard Microsystems Corp.*	10,000	384,200
TriQuint Semiconductor, Inc.*	29,127	143,014
Varian Semiconductor Equipment Associates, Inc.*	32,900	1,760,808
White Electronic Designs Corp.*	3,037	15,853
Zoran Corp.*	15,425	311,585

		10,795,902

Software & Services (7.2%)
Astea International, Inc.*	2,090	8,903
BMC Software, Inc.*	2,440	76,201
Cadence Design Systems, Inc.*	67,561	1,499,179
CIBER, Inc.*	32,270	252,029
Computer Task Group, Inc.*	7,913	34,422
Convergys Corp.*	57,735	1,002,280
CSP, Inc.*	2,273	$17,570
Dynamics Research Corp.*	3,880	43,340
Edgewater Technology, Inc.*	2,910	25,346
Epicor Software Corp.*	9,268	127,620
Hewitt Associates, Inc., Class A*	5,634	197,472
JDA Software Group, Inc.*	12,400	256,184
Lawson Software, Inc.*	56,853	569,099
Manhattan Associates, Inc.*	11,628	318,724
McAfee, Inc.*	25,100	875,237
Mentor Graphics Corp.*	23,152	349,595
Moldflow Corp.*	2,394	46,108
MPS Group, Inc.*	19,596	218,495
Ness Technologies, Inc.*	11,580	126,454
NetManage, Inc.*	2,680	11,015
NetScout Systems, Inc.*	14,660	159,794
Perot Systems Corp., Class A*	5,674	95,947
Sapient Corp.*	37,723	253,121
SonicWALL, Inc.*	30,741	268,369
SPSS, Inc.*	7,602	312,746
SumTotal Systems, Inc.*	14,300	83,798
Sybase, Inc.*	48,440	1,120,417
Synopsys, Inc.*	54,800	1,483,984
TechTeam Global, Inc.*	1,510	17,818
United Online, Inc.	36,425	546,739
VeriSign, Inc.*	44,561	1,503,488
Versant Corp.*	570	10,950
Vignette Corp.*	13,220	265,325

		12,177,769

Technology Hardware & Equipment (7.6%)
Allied Motion Technologies, Inc.*	2,600	13,052
Anaren, Inc.*	29	409
Anixter International, Inc.*	700	57,715
Arrow Electronics, Inc.*	23,628	1,004,663
Astro-Med, Inc.	3,625	36,758
Avici Systems, Inc.	2,910	31,021
Avnet, Inc.*	39,500	1,574,470
Avocent Corp.*	24,700	719,264
AVX Corp.	24,560	395,416
Bell Microproducts, Inc.*	166	1,033
Black Box Corp.	7,660	327,542
Brocade Communications Systems, Inc.*	7,797	66,742
Channell Commercial Corp.*	100	388
CommScope, Inc.*	210	10,550
Communications Systems, Inc.	2,700	28,350
CTS Corp.	7,010	90,429
DDi Corp.*	6,702	44,434
Diebold, Inc.	18,490	839,816
Digi International, Inc.*	14,000	199,360
Dolby Laboratories, Inc., Class A*	170	5,919
Dycom Industries, Inc.*	19,750	604,942
Electro Scientific Industries, Inc.*	13,300	318,668
Electronics for Imaging, Inc.*	25,414	682,620
Emulex Corp.*	41,500	795,555
Gerber Scientific, Inc.*	14,050	152,442
Globecomm Systems, Inc.*	4,033	53,478
Harmonic, Inc.*	36,600	388,326
Insight Enterprises, Inc.*	1,434	37,012
IntriCon Corp.*	3,000	27,900
KEMET Corp.*	35,533	261,168
Key Tronic Corp.*	2,355	10,904
MasTec, Inc.*	17,860	251,290
Mesa Laboratories, Inc.	400	8,360
Methode Electronics, Inc.	2,440	36,722
Mettler-Toledo International, Inc.*	10	1,020
MOCON, Inc.	180	2,106

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Novatel Wireless, Inc.*	10,119	$229,195
O.I. Corp.	700	9,013
Oplink Communications, Inc.*	12,700	173,482
Optical Cable Corp.*	200	950
OSI Systems, Inc.*	7,633	171,819
PC Connection, Inc.*	200	2,500
Polycom, Inc.*	2,713	72,871
Printronix, Inc.	790	10,705
Richardson Electronics Ltd.	2,311	15,830
SMART Modular Technologies (WWH), Inc.*	2,574	18,404
Spectrum Control, Inc.*	5,990	86,795
Symmetricom, Inc.*	22,374	105,158
Synaptics, Inc.*	9,870	471,391
SYNNEX Corp.*	250	5,140
Technitrol, Inc.	16,430	442,788
Tekelec*	24,759	299,584
Tektronix, Inc.	11,580	321,229
TESSCO Technologies, Inc.*	1,845	28,948
Tollgrade Communications, Inc.*	8,824	89,299
Trimble Navigation Ltd.*	2,291	89,830
TTM Technologies, Inc.*	19,413	224,608
Vicon Industries, Inc.*	2,110	24,645
Vishay Intertechnology, Inc.*	59,899	780,484
Western Digital Corp.*	420	10,634
Zygo Corp.*	11,811	153,897

		12,919,043

Telecommunication Services (2.8%)
Atlantic Tele-Network, Inc.	250	9,088
CenturyTel, Inc.	32,700	1,511,394
Consolidated Communications Holdings, Inc.	3,000	58,830
D&E Communications, Inc.	4,038	57,420
Gilat Satellite Networks Ltd.*	18,547	189,179
HickoryTech Corp.	720	6,977
NII Holdings, Inc.*	25,300	2,078,395
PAETEC Holding Corp.*	18,563	231,481
Premiere Global Services, Inc.*	31,765	401,827
USA Mobility, Inc.*	11,350	191,474

		4,736,065

Transportation (1.6%)
Air T., Inc.	1,610	16,502
Atlas Air Worldwide Holdings, Inc.*	41	2,117
B&H Ocean Carriers Ltd.*	3,720	62,980
Hub Group, Inc., Class A*	16,291	489,219
International Shipholding Corp.*	430	8,931
J.B. Hunt Transport Services, Inc.	16,217	426,507
Mesa Air Group, Inc.*	1,833	8,139
Park-Ohio Holdings Corp.*	100	2,595
Pinnacle Airlines Corp.*	2,528	40,499
Republic Airways Holdings, Inc.*	9,744	206,280
Ryder System, Inc.	2,623	128,527
Saia, Inc.*	5,287	87,394
SkyWest, Inc.	31,541	793,887
Werner Enterprises, Inc.	22,800	391,020

		2,664,597

Utilities (4.0%)
ALLETE, Inc.	8,227	368,240
Alliant Energy Corp.	36,106	1,383,582
Artesian Resources Corp., Class A	1,021	19,399
CH Energy Group, Inc.	543	25,955
Delta Natural Gas Co., Inc.	100	2,461
Energy West, Inc.	200	2,782
Florida Public Utilities Co.	1,050	12,390
MDU Resources Group, Inc.	54,100	$1,506,144
NorthWestern Corp.	2,310	62,763
Portland General Electric Co.	5,700	158,460
Puget Energy, Inc.	48,910	1,196,828
Questar Corp.	34,000	1,786,020
RGC Resources, Inc.	200	5,338
WGL Holdings, Inc.	7,900	267,731

		6,798,093

Total Common Stocks (96.6%) (Cost $145,424,763)		164,235,937

SHORT-TERM INVESTMENTS:
	Principal Amount
Repurchase Agreement (2.3%)
Custodian Trust Co., dated 9/28/07, due 10/1/07 at 3.95% with a maturity value of $3,909,501 (fully collateralized by the U.S. Government with a value of $4,019,878) (Amortized Cost $3,908,215)	$3,908,215	3,908,215

	Number of Shares
Collateral for Securities Sold Short (97.4%)
Custodian Trust Company Sweep
4.95%, 10/1/07
(Cost $165,752,447)	165,752,447	165,752,447

Total Short-Term Investments (99.7%) (Cost/Amortized Cost $169,660,662)		169,660,662

Total Investments before Securities Sold Short (196.3%) (Cost/Amortized Cost $315,085,425)		333,896,599

SECURITIES SOLD SHORT:
Automobiles & Components (-0.0%)
Coachmen Industries, Inc.	(2,300)	(15,410)
Proliance International, Inc.*	(7,700)	(16,247)

		(31,657)

Banks (-3.9%)
Astoria Financial Corp.	(43,500)	(1,154,055)
Capitol Federal Financial	(9,945)	(340,119)
Citizens Republic Bancorp, Inc.	(9,349)	(150,612)
Commerce Bancorp, Inc./ New Jersey	(29,700)	(1,151,766)
Cullen/Frost Bankers, Inc.	(300)	(15,036)
ESB Financial Corp.	(700)	(7,420)
First Horizon National Corp.	(15,466)	(412,324)
First Mariner Bancorp, Inc.*	(4,050)	(38,272)
Hancock Holding Co.	(1,300)	(52,103)
Investors Bancorp, Inc.*	(17,400)	(246,384)
Kearny Financial Corp.	(5,511)	(70,486)
Municipal Mortgage & Equity LLC	(12,190)	(276,835)
New York Community Bancorp, Inc.	(91,800)	(1,748,790)
Popular, Inc.	(73,900)	(907,492)
Provident Financial Services, Inc.	(1,590)	(26,028)
Wauwatosa Holdings, Inc.*	(5,583)	(90,724)

		(6,688,446)

Capital Goods (-4.9%)
Accuride Corp.*	(5,610)	(67,937)
Allied Defense Group, Inc.*	(4,090)	(32,188)
Blount International, Inc.*	(23,700)	(269,232)
Bucyrus International, Inc., Class A	(11,975)	(873,337)

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Vehicle Group, Inc.*	(11,700)	$(150,111)
Energy Conversion Devices, Inc.*	(4,600)	(104,512)
Energy Focus, Inc.*	(8,000)	(59,920)
Environmental Tectonics Corp.*	(2,000)	(6,800)
ESCO Technologies, Inc.*	(9,490)	(315,448)
Flow International Corp.*	(20,900)	(184,338)
GenCorp, Inc.*	(5,800)	(69,368)
Graco, Inc.	(27,100)	(1,059,881)
H&E Equipment Services, Inc.*	(8,100)	(145,638)
Hexcel Corp.*	(45,300)	(1,028,763)
Insteel Industries, Inc.	(9,846)	(151,136)
Joy Global, Inc.	(35,500)	(1,805,530)
Omega Flex, Inc.	(1,270)	(21,209)
Plug Power, Inc.*	(25,000)	(77,500)
Power-One, Inc.*	(6,197)	(31,605)
Sparton Corp.*	(6,170)	(28,875)
Tecumseh Products Co., Class B*	(16,638)	(282,014)
Walter Industries, Inc.	(23,700)	(637,530)
WESCO International, Inc.*	(21,200)	(910,328)
Xerium Technologies, Inc.	(10,790)	(58,266)

		(8,371,466)

Commercial Services & Supplies (-1.1%)
American Reprographics Co.*	(11,700)	(219,024)
Corporate Executive Board Co.	(16,737)	(1,242,555)
CoStar Group, Inc.*	(5,610)	(299,854)
PeopleSupport, Inc.*	(378)	(4,521)
TRC Cos., Inc.*	(9,562)	(100,975)

		(1,866,929)

Consumer Durables & Apparel (-5.2%)
Ashworth, Inc.*	(8,598)	(52,878)
Brunswick Corp.	(17,130)	(391,592)
California Coastal Communities, Inc.*	(2,949)	(36,273)
Centex Corp.	(39,945)	(1,061,339)
Champion Enterprises, Inc.*	(19,595)	(215,153)
D.R. Horton, Inc.	(38,065)	(487,612)
Furniture Brands International, Inc.	(10,814)	(109,654)
Hovnanian Enterprises, Inc., Class A*	(22,000)	(243,980)
K-Swiss, Inc., Class A	(12,500)	(286,375)
KB Home	(29,400)	(736,764)
Lazare Kaplan International, Inc.*	(5,300)	(39,273)
Lennar Corp., Class A.	(400)	(9,060)
M.D.C. Holdings, Inc.	(22,330)	(914,190)
MarineMax, Inc.*	(8,400)	(122,304)
Newell Rubbermaid, Inc.	(7,200)	(207,504)
Phoenix Footwear Group, Inc.*	(1,110)	(3,496)
Pulte Homes, Inc.	(71,382)	(971,509)
Quiksilver, Inc.*	(60,600)	(866,580)
R.G. Barry Corp.*	(5,340)	(51,531)
Ryland Group, Inc.	(19,600)	(420,028)
Stanley Furniture Co., Inc.	(6,300)	(102,375)
Tandy Brands Accessories, Inc.	(273)	(2,850)
Timberland Co., Class A*	(25,500)	(483,480)
Toll Brothers, Inc.*	(47,600)	(951,524)

		(8,767,324)

Consumer Services (-6.2%)
Apollo Group, Inc., Class A*	(32,751)	(1,969,973)
BJ’s Restaurants, Inc.*	(3,565)	(75,043)
Buca, Inc.*	(4,003)	(7,486)
Cheesecake Factory, Inc.*	(14,835)	(348,177)
Choice Hotels International, Inc.	(17,600)	(662,992)
Corinthian Colleges, Inc.*	(42,600)	(677,766)
Domino’s Pizza, Inc.	(16,950)	(281,200)
INVESTools, Inc.*	(27,000)	(326,430)
Landry’s Restaurants, Inc.	(30)	$(794)
Las Vegas Sands Corp.*	(17,340)	(2,313,503)
Orient-Express Hotels Ltd., Class A	(484)	(24,815)
Panera Bread Co., Class A*	(100)	(4,080)
Pinnacle Entertainment, Inc.*	(14,200)	(386,666)
Progressive Gaming International Corp.*	(18,700)	(93,500)
Red Robin Gourmet
Burgers, Inc.*	(6,770)	(290,433)
Ruth’s Chris Steak House, Inc.*	(4,200)	(59,850)
Scientific Games Corp., Class A*	(32,600)	(1,225,760)
Texas Roadhouse, Inc., Class A*	(24,731)	(289,353)
Universal Technical Institute, Inc.*	(12,252)	(220,536)
Wendy’s International, Inc.	(34,129)	(1,191,443)
Wynn Resorts Ltd.	(150)	(23,634)

		(10,473,434)

Diversified Financials (-2.1%)
Calamos Asset Management, Inc., Class A	(14,500)	(409,335)
Cash Systems, Inc.*	(4,890)	(25,770)
E*TRADE Financial Corp.*	(69,920)	(913,155)
Jefferies Group, Inc.	(26,710)	(743,339)
Marlin Business Services Corp.*	(6,380)	(91,426)
NASDAQ Stock Market, Inc.*	(36,600)	(1,379,088)
TradeStation Group, Inc.*	(600)	(7,002)

		(3,569,115)

Energy (-9.2%)
Alpha Natural Resources, Inc.*	(26,750)	(621,403)
Arch Coal, Inc.	(8,080)	(272,619)
BJ Services Co.	(70,200)	(1,863,810)
Cabot Oil & Gas Corp.	(19,770)	(695,113)
Clayton Williams Energy, Inc.*	(3,910)	(129,030)
CREDO Petroleum Corp.*	(3,970)	(40,534)
Delta Petroleum Corp.*.	(33,100)	(594,145)
Denbury Resources, Inc.*	(8,252)	(368,782)
Double Eagle Petroleum Co.*	(5,383)	(96,410)
Encore Acquisition Co.*	(23,200)	(734,280)
Evergreen Energy, Inc.*	(35,810)	(182,631)
Grey Wolf, Inc.*	(73,860)	(483,783)
Harvest Natural Resources, Inc.*	(12,825)	(153,131)
Kinder Morgan Management LLC*	(21,240)	(992,983)
Nabors Industries Ltd.*	(11,620)	(357,547)
Parallel Petroleum Corp.*	(15,193)	(258,129)
Patterson-UTI Energy, Inc.	(60,200)	(1,358,714)
Pioneer Drilling Co.*	(9,725)	(118,450)
Pioneer Natural Resources Co	(800)	(35,984)
Quicksilver Resources, Inc.*	(21,200)	(997,460)
Rentech, Inc.*	(50,700)	(109,512)
Southwestern Energy Co.*	(35,320)	(1,478,142)
Syntroleum Corp.*	(15,900)	(29,892)
TETRA Technologies, Inc.*	(32,700)	(691,278)
TGC Industries, Inc.*	(10,200)	(108,018)
TXCO Resources Inc.*	(16,600)	(148,736)
Ultra Petroleum Corp.*	(27,399)	(1,699,834)
VENOCO, Inc.*	(1,330)	(22,809)
Warren Resources, Inc.*	(31,763)	(398,308)
World Fuel Services Corp.	(14,000)	(571,340)

		(15,612,807)

Food & Staples Retailing (-0.4%)
Pantry, Inc.*.	(11,300)	(289,619)
United Natural Foods, Inc.*	(16,890)	(459,746)
Whole Foods Market, Inc.	(400)	(19,584)

		(768,949)

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Food, Beverage & Tobacco (-1.1%)
Cuisine Solutions, Inc.*	(3,820)	$(23,302)
Dean Foods Co.	(38,780)	(991,992)
Farmer Brothers Co.	(3,170)	(78,870)
Hershey Co.	(17,570)	(815,424)

		(1,909,588)

Health Care Equipment & Services (-6.0%)
Abaxis, Inc.*	(10,800)	(242,460)
Advocat, Inc.*	(3,333)	(36,463)
Allscripts Healthcare Solutions, Inc.*	(3,121)	(84,361)
AngioDynamics, Inc.*	(824)	(15,532)
Candela Corp.*	(7,000)	(59,430)
Cerus Corp.*	(8,646)	(75,479)
Community Health Systems, Inc.*	(16,800)	(528,192)
Computer Programs & Systems, Inc.	(5,080)	(133,909)
Conceptus, Inc.*	(1,600)	(30,368)
Cooper Cos., Inc.	(4,229)	(221,684)
DexCom, Inc.*	(11,151)	(111,398)
Emageon, Inc.*	(9,810)	(82,208)
Emeritus Corp.*	(5,090)	(137,939)
Endologix, Inc.*	(16,302)	(64,230)
Health Management Associates, Inc., Class A	(107,038)	(742,844)
HealthExtras, Inc.*	(2,690)	(74,863)
Healthways, Inc.*	(100)	(5,397)
Kensey Nash Corp.*	(6,400)	(167,104)
LifePoint Hospitals, Inc.*	(6,600)	(198,066)
Mentor Corp.	(17,063)	(785,751)
NMT Medical, Inc.*	(6,930)	(55,232)
Northstar Neuroscience, Inc.*	(11,900)	(132,804)
NxStage Medical, Inc.*	(3,080)	(44,629)
OraSure Technologies, Inc.*	(13,822)	(138,911)
Palomar Medical Technologies, Inc.*	(9,100)	(259,259)
Patterson Cos., Inc.*	(46,265)	(1,786,292)
PSS World Medical, Inc.*	(11,700)	(223,821)
Psychiatric Solutions, Inc.*	(8,138)	(319,661)
Q-Med, Inc.*	(8,839)	(22,981)
ResMed, Inc.*	(31,300)	(1,341,831)
Rockwell Medical Technologies, Inc.*	(6,670)	(38,019)
STAAR Surgical Co.*	(4,100)	(12,300)
Synergetics USA, Inc.*	(5,142)	(19,848)
Tenet Healthcare Corp.*	(198,044)	(665,428)
ThermoGenesis Corp.*	(11,800)	(26,314)
Varian Medical Systems, Inc.*	(29,840)	(1,249,998)

		(10,135,006)

Household & Personal Products (-0.7%)
Bare Escentuals, Inc.*	(16,461)	(409,385)
Central Garden & Pet Co.*	(49,091)	(436,910)
Physicians Formula Holdings, Inc.*	(8,400)	(98,532)
Reliv International, Inc.	(5,374)	(53,740)
Spectrum Brands, Inc.*	(19,600)	(113,680)

		(1,112,247)

Insurance (-2.8%)
Brown & Brown, Inc.	(47,300)	(1,243,990)
Conseco, Inc.*	(8,000)	(128,000)
First Acceptance Corp.*	(2,540)	(12,827)
First American Corp.	(35,300)	(1,292,686)
Montpelier Reinsurance Holdings Ltd.	(30,730)	(543,921)
Safety Insurance Group, Inc.	(7)	(251)
Scottish Reinsurance Group Ltd.*	(400)	(1,276)
Tower Group, Inc.	(6,137)	(160,667)
White Mountains Insurance Group Ltd.	(2,560)	$(1,330,560)

		(4,714,178)

Materials (-2.7%)
Apex Silver Mines Ltd.*	(26,502)	(515,464)
Bowater, Inc.	(13,540)	(202,017)
Chesapeake Corp.	(8,280)	(70,049)
Deltic Timber Corp.	(4,700)	(267,524)
Eagle Materials, Inc.	(1,800)	(64,332)
Georgia Gulf Corp.	(17,400)	(241,860)
Hecla Mining Co.*	(44,286)	(396,360)
Louisiana-Pacific Corp.	(65,000)	(1,103,050)
Nanophase Technologies Corp.*	(600)	(3,990)
Omnova Solutions, Inc.*	(23,040)	(133,171)
Smurfit-Stone Container Corp.*	(58,615)	(684,623)
Titanium Metals Corp.*	(24,689)	(828,563)
Wheeling-Pittsburgh Corp.*	(1,900)	(36,670)

		(4,547,673)

Media (-1.9%)
CKX, Inc.*	(13,200)	(162,492)
Clear Channel Outdoor Holdings, Inc., Class A*	(100)	(2,550)
Crown Media Holdings, Inc., Class A*	(4,100)	(29,479)
Outdoor Channel Holdings, Inc.*	(50)	(451)
R.H. Donnelley Corp.*	(19,500)	(1,092,390)
Sun-Times Media Group, Inc., Class A*	(26,364)	(59,846)
TiVo, Inc.*	(2,950)	(18,733)
Valassis Communications, Inc.*	(23,000)	(205,160)
Washington Post Co., Class B	(2,000)	(1,605,600)
Westwood One, Inc.	(39,000)	(107,250)

		(3,283,951)

Pharmaceuticals & Biotechnology (-11.3%)
Adams Respiratory Therapeutics, Inc.*	(17,549)	(676,338)
Affymetrix, Inc.*	(20,100)	(509,937)
Alexion Pharmaceuticals, Inc.*	(18,167)	(1,183,580)
Alkermes, Inc.*	(46,700)	(859,280)
Altus Pharmaceuticals, Inc.*	(12,671)	(132,919)
Amylin Pharmaceuticals, Inc.*	(34,400)	(1,720,000)
Arena Pharmaceuticals, Inc.*	(30,300)	(331,785)
ARIAD Pharmaceuticals, Inc.*	(23,200)	(107,416)
Array BioPharma, Inc.*	(22,730)	(255,258)
Avigen, Inc.*	(970)	(5,238)
Barr Pharmaceuticals, Inc.*	(7,899)	(449,532)
BioSphere Medical, Inc.*	(10,193)	(48,621)
Caliper Life Sciences, Inc.*	(2,700)	(15,498)
CV Therapeutics, Inc.*	(26,200)	(235,276)
Cypress Bioscience, Inc.*	(17,700)	(242,313)
deCODE genetics, Inc.*	(32,400)	(112,428)
DepoMed, Inc.*	(8,520)	(17,466)
Dyax Corp.*	(18,933)	(68,159)
Enzo Biochem, Inc.*	(13,500)	(153,225)
Enzon Pharmaceuticals, Inc.*	(20,750)	(182,808)
Exelixis, Inc.*	(52,400)	(554,916)
Geron Corp.*	(28,500)	(208,620)
Human Genome Sciences, Inc.*	(78,700)	(809,823)
ImClone Systems, Inc.*	(29,477)	(1,218,579)
Incyte Corp.*	(42,100)	(301,015)
Inspire Pharmaceuticals, Inc.*	(13,800)	(74,106)
Keryx Biopharmaceuticals, Inc.*	(23,780)	(236,373)
Luminex Corp.*	(17,551)	(264,669)
Maxygen, Inc.*	(2,404)	(16,371)
MGI Pharma, Inc.*	(44)	(1,222)
Myriad Genetics, Inc.*	(19,600)	(1,022,140)

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Nastech Pharmaceutical Co., Inc.*	(500)	$(6,655)
Nektar Therapeutics*	(4,380)	(38,675)
Neurocrine Biosciences, Inc.*	(23,300)	(233,000)
Onyx Pharmaceuticals, Inc.*	(22,600)	(983,552)
OSI Pharmaceuticals, Inc.*	(26,900)	(914,331)
OXiGENE, Inc.*	(800)	(2,808)
PDL BioPharma, Inc.*	(41,855)	(904,487)
Penwest Pharmaceuticals Co.*	(14,500)	(159,645)
Pharmaceutical Product Development, Inc.	(38,863)	(1,377,305)
Pharmacopeia, Inc.*	(1,170)	(6,692)
Progenics Pharmaceuticals, Inc.*	(8,700)	(192,357)
Rigel Pharmaceuticals, Inc.*	(107)	(1,009)
Salix Pharmaceuticals Ltd.*	(378)	(4,695)
Seattle Genetics, Inc.*	(3,900)	(43,836)
Senomyx, Inc.*	(14,600)	(178,850)
Techne Corp.*	(5,978)	(377,092)
Vertex Pharmaceuticals, Inc.*	(40,205)	(1,544,274)
ZymoGenetics, Inc.*	(21,157)	(276,099)

		(19,260,273)

Real Estate (-14.0%)
Alexandria Real Estate Equities, Inc. (REIT)	(7,950)	(765,267)
Apartment Investment & Management Co. (REIT)	(33,300)	(1,502,829)
AvalonBay Communities, Inc. (REIT)	(11,160)	(1,317,549)
Boston Properties, Inc. (REIT)	(16,853)	(1,751,027)
Brandywine Realty Trust (REIT)	(27,070)	(685,142)
BRE Properties, Inc. (REIT)	(21,391)	(1,196,399)
Camden Property Trust (REIT)	(24,200)	(1,554,850)
Consolidated-Tomoka Land Co.	(3,600)	(241,956)
Duke Realty Corp. (REIT)	(4,580)	(154,850)
EastGroup Properties, Inc. (REIT)	(10,600)	(479,756)
Education Realty Trust, Inc. (REIT)	(430)	(5,805)
Essex Property Trust, Inc. (REIT)	(10,546)	(1,239,893)
First Industrial Realty Trust, Inc. (REIT)	(13,807)	(536,678)
General Growth Properties, Inc. (REIT)	(1,500)	(80,430)
Glimcher Realty Trust (REIT)	(18,570)	(436,395)
Health Care REIT, Inc. (REIT)	(1,180)	(52,203)
Kilroy Realty Corp. (REIT)	(14,154)	(858,157)
Liberty Property Trust (REIT)	(35,300)	(1,419,413)
Macerich Co. (REIT)	(2,790)	(244,348)
Maguire Properties, Inc. (REIT)	(17,700)	(457,191)
Plum Creek Timber Co., Inc. (REIT)	(47,600)	(2,130,576)
Post Properties, Inc. (REIT)	(21,200)	(820,440)
Regency Centers Corp. (REIT)	(21,979)	(1,686,888)
Tanger Factory Outlet Centers (REIT)	(400)	(16,236)
Tejon Ranch Co.*	(1,400)	(57,960)
Thomas Properties Group, Inc.	(9,900)	(118,800)
UDR, Inc. (REIT)	(54,400)	(1,323,008)
Ventas, Inc. (REIT)	(47,600)	(1,970,640)
Washington Real Estate Investment Trust (REIT)	(19,800)	(656,964)

		(23,761,650)

Retailing (-2.7%)
Borders Group, Inc.	(30,600)	(407,898)
Cache, Inc.*	(2,040)	(36,414)
Celebrate Express, Inc.	(3,262)	(30,826)
Chico’s FAS, Inc.*	(13,900)	(195,295)
dELiA*s, Inc.*	(18,350)	(86,245)
Dress Barn, Inc.*	(19,358)	$(329,280)
Finlay Enterprises, Inc.*	(960)	(3,936)
Foot Locker, Inc	(65,900)	(1,010,247)
Pacific Sunwear of California, Inc.*	(29,900)	(442,520)
Pier 1 Imports, Inc.*	(41,210)	(194,923)
Sally Beauty Holdings, Inc.*	(42,780)	(361,491)
Tractor Supply Co.*	(16,200)	(746,658)
Urban Outfitters, Inc.*	(30,660)	(668,388)
ValueVision Media, Inc., Class A*	(1,505)	(11,152)
Winmark Corp.*	(1,700)	(34,102)

		(4,559,375)

Semiconductors & Semiconductor Equipment (-3.9%)
Advanced Analogic Technologies, Inc.*	(19,646)	(209,034)
Advanced Energy Industries, Inc.*	(1,370)	(20,687)
Advanced Micro Devices, Inc.*	(118,370)	(1,562,484)
Exar Corp.*	(4,321)	(56,432)
FormFactor, Inc.*	(22,000)	(976,140)
Ikanos Communications, Inc.*	(17,100)	(95,247)
Leadis Technology, Inc.*	(11,700)	(40,950)
LSI Corp.*	(4,500)	(33,390)
Marvell Technology Group Ltd.*	(1,524)	(24,948)
Microchip Technology, Inc.	(11,321)	(411,179)
Nanometrics, Inc.*	(9,960)	(89,341)
National Semiconductor Corp.	(13,160)	(356,899)
Rambus, Inc.*	(55,100)	(1,052,961)
Sigmatel, Inc.*	(18,500)	(48,100)
Silicon Laboratories, Inc.*	(26,000)	(1,085,760)
Spansion, Inc., Class A*	(42,300)	(357,435)
Xilinx, Inc.	(11,488)	(300,296)

		(6,721,283)

Software & Services (-6.0%)
ACI Worldwide, Inc.*	(18,700)	(417,945)
Advent Software, Inc.*	(9,200)	(432,124)
ANSYS, Inc.*	(4,938)	(168,731)
BearingPoint, Inc.*	(88,990)	(360,409)
Bitstream, Inc., Class A*	(5,800)	(38,048)
Blackbaud, Inc.	(2,261)	(57,068)
Catapult Communications Corp.*	(2,843)	(21,721)
Citrix Systems, Inc.*	(19,772)	(797,207)
Digital River, Inc.*	(15,100)	(675,725)
EarthLink, Inc.*	(6,435)	(50,965)
Euronet Worldwide, Inc.*	(17,200)	(512,044)
Global Cash Access Holdings, Inc.*	(21,950)	(232,450)
Global Payments, Inc.	(30,830)	(1,363,303)
Internet Capital Group, Inc.*	(20,485)	(245,820)
Iron Mountain, Inc.*	(46,810)	(1,426,769)
Jupitermedia Corp.*	(11,260)	(71,276)
Knot, Inc.*	(9,580)	(203,671)
Liquidity Services, Inc.*	(6,500)	(71,435)
LoopNet, Inc.*	(12,500)	(256,750)
MSC.Software Corp.*	(20,100)	(273,762)
Red Hat, Inc.*	(45,400)	(902,098)
RightNow Technologies, Inc.*	(10,400)	(167,336)
Saba Software, Inc.*	(1,490)	(7,271)
Secure Computing Corp.*	(20,070)	(195,281)
SRA International, Inc., Class A*	(12,980)	(364,478)
Streamline Health Solutions*	(3,968)	(11,706)
SupportSoft, Inc.*	(5,200)	(30,368)
TheStreet.com, Inc.	(4,442)	(53,793)
VistaPrint Ltd.*	(21,200)	(792,244)

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Xata Corp.*	(900)	$(2,556)

		(10,204,354)

Technology Hardware & Equipment (-4.4%)
Acacia Research- Acacia Technologies*	(11,500)	(168,820)
Acme Packet, Inc.*	(4,570)	(70,469)
Ampex Corp., Class A*	(600)	(5,190)
Arris Group, Inc.*	(47,717)	(589,305)
Avid Technology, Inc.*	(15,400)	(417,032)
Brightpoint, Inc.*.	(25,400)	(381,254)
Cogent, Inc.*	(25,820)	(404,858)
Cognex Corp.	(47)	(835)
Cray, Inc.*	(1,200)	(8,640)
Datalink Corp.*	(2,040)	(9,282)
InterDigital Inc.*	(16,911)	(351,411)
Lexmark International, Inc., Class A*	(35,800)	(1,486,774)
LoJack Corp.*	(6,867)	(130,198)
Merix Corp.*	(12,900)	(73,014)
Metalink Ltd.*	(3,100)	(20,770)
Mobility Electronics, Inc.*	(13,200)	(46,332)
Napco Security Systems, Inc.*	(10,800)	(60,156)
NumereX Corp., Class A*	(7,755)	(65,918)
Occam Networks, Inc.*	(8,339)	(79,387)
Packeteer, Inc.*	(18,204)	(138,350)
Photon Dynamics, Inc.*	(1,561)	(14,127)
Planar Systems, Inc.*	(10,900)	(73,139)
Plexus Corp.*	(23,100)	(632,940)
Powerwave Technologies, Inc.*	(62,100)	(382,536)
RAE Systems, Inc.*	(3,900)	(12,909)
RF Monolithics, Inc.*	(1,030)	(6,252)
Rogers Corp.*	(7,560)	(311,396)
Staktek Holdings, Inc.*	(4,760)	(16,375)
Tellabs, Inc.*	(52,968)	(504,255)
Universal Display Corp.*	(1,200)	(21,264)
Vyyo, Inc.*	(11,460)	(64,405)
Zebra Technologies Corp., Class A*	(27,100)	(988,879)

		(7,536,472)

Telecommunication Services (-1.4%)
Arbinet-thexchange, Inc.*	(9,322)	(55,932)
Citizens Communications Co.	(59,140)	(846,885)
Global Crossing Ltd.*	(15,900)	(335,172)
iPCS, Inc.	(8,030)	(276,152)
NeuStar, Inc., Class A*	(15,600)	(534,924)
SBA Communications Corp., Class A*	(2,619)	(92,398)
SunCom Wireless Holdings, Inc., Class A*	(4,100)	$(105,780)
Syniverse Holdings, Inc.*	(12,600)	(200,340)
Windstream Corp.	(400)	(5,648)

		(2,453,231)

Transportation (-2.7%)
AirTran Holdings, Inc.*	(41,900)	(412,296)
AMR Corp.*	(44,871)	(1,000,175)
Arkansas Best Corp	(4,700)	(153,502)
Celadon Group, Inc.*	(11,700)	(137,709)
Con-way, Inc.	(20,610)	(948,060)
Covenant Transport Group, Inc., Class A*	(1,300)	(8,775)
Expeditors International of Washington, Inc.	(8,347)	(394,813)
Frozen Food Express Industries, Inc.	(10,800)	(72,684)
JetBlue Airways Corp.*	(63,730)	(587,591)
Landstar System, Inc.	(3,500)	(146,895)
Trailer Bridge, Inc.*	(1,173)	(15,014)
YRC Worldwide, Inc.*	(27,400)	(748,568)

		(4,626,082)

Utilities (-1.6%)
Cadiz, Inc.*	(2,920)	(55,188)
CenterPoint Energy, Inc.	(84,621)	(1,356,475)
DPL, Inc.	(46,100)	(1,210,586)
Environmental Power Corp.*	(5,500)	(29,150)

		(2,651,399)

Total Securities Sold Short (-96.2%) (Proceeds Received $172,304,110)		(163,626,889)

Total Investments (100.1%) (Cost $142,781,315).		170,269,710
Other Assets Less Liabilities (-0.1%)		(190,543)

Net Assets (100%)		$170,079,167

*	Non-income producing.

(A)	All long positions are pledged as collateral for securities sold.

Glossary:

REIT — Real Estate Investment Trust

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$269,796,028
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$135,175,005

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,703,244
Aggregate gross unrealized depreciation	(4,354,054)

Net unrealized appreciation	$18,349,190

Federal income tax cost of investments	$315,547,409

The Portfolio has a net capital loss carryforward of $18,289,402 of which $ 617,013 expires in the year 2011, $2,527,100 expires in the year 2012, $3,508,597 expires in the year 2013, and $11,636,692 expires in the year 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.3%)
Automobiles (1.0%)
Honda Motor Co., Ltd. (ADR)^	1,242,400	$41,446,464

Household Durables (1.1%)
Koninklijke Philips Electronics N.V. (N.Y. Shares)	998,500	44,872,590

Media (4.2%)
Comcast Corp., Special Class A*^	1,765,350	42,297,786
Time Warner, Inc.	5,216,810	95,780,632
Walt Disney Co.	1,183,200	40,690,248

		178,768,666

Total Consumer Discretionary		265,087,720

Consumer Staples (8.0%)
Food & Staples Retailing (0.6%)
Kroger Co.	294,600	8,401,992
Wal-Mart Stores, Inc.	382,400	16,691,760

		25,093,752

Food Products (5.5%)
General Mills, Inc.	1,281,600	74,345,616
Kraft Foods, Inc., Class A	2,153,600	74,320,736
Unilever N.V. (N.Y. Shares)	2,670,600	82,388,010

		231,054,362

Household Products (1.9%)
Kimberly-Clark Corp.^	1,088,220	76,458,337

Total Consumer Staples		332,606,451

Energy (12.9%)
Energy Equipment & Services (3.5%)
BJ Services Co.	1,661,200	44,104,860
GlobalSantaFe Corp.^	635,900	48,341,118
Halliburton Co.	1,459,600	56,048,640

		148,494,618

Oil, Gas & Consumable Fuels (9.4%)
Anadarko Petroleum Corp.	971,700	52,228,875
Chevron Corp.	812,100	75,996,318
Consol Energy, Inc.	465,700	21,701,620
Exxon Mobil Corp.	2,091,490	193,588,314
Peabody Energy Corp.^	1,030,600	49,334,822

		392,849,949

Total Energy		541,344,567

Financials (20.8%)
Capital Markets (4.4%)
Bank of New York Mellon Corp.	2,293,778	101,247,361
Morgan Stanley	1,323,600	83,386,800

		184,634,161

Diversified Financial Services (8.5%)
Bank of America Corp.	1,579,580	79,405,487
Citigroup, Inc.	2,844,817	132,767,609
JPMorgan Chase & Co.	3,138,990	143,828,522

		356,001,618

Insurance (7.1%)
American International Group, Inc.	2,279,400	154,201,410
Hartford Financial Services Group, Inc.	411,700	38,102,835
Travelers Cos., Inc.	1,494,538	75,235,043
XL Capital Ltd., Class A	367,200	29,082,240

		296,621,528

Thrifts & Mortgage Finance (0.8%)
Fannie Mae	562,500	34,205,625

Total Financials		871,462,932

Health Care (10.9%)
Health Care Equipment & Supplies (2.2%)
Baxter International, Inc.	922,450	$51,915,486
Covidien Ltd.*	946,050	39,261,075

		91,176,561

Pharmaceuticals (8.7%)
Bristol-Myers Squibb Co.	2,461,500	70,940,430
GlaxoSmithKline plc (ADR)^	793,700	42,224,840
Johnson & Johnson	963,800	63,321,660
Pfizer, Inc.	3,374,070	82,428,530
Schering-Plough Corp.	2,323,900	73,504,957
Wyeth	769,600	34,285,680

		366,706,097

Total Health Care		457,882,658

Industrials (9.5%)
Aerospace & Defense (4.2%)
Honeywell International, Inc.	771,900	45,904,893
Northrop Grumman Corp.	657,300	51,269,400
Raytheon Co.^	1,255,877	80,150,070

		177,324,363

Airlines (0.3%)
Delta Air Lines, Inc.*^	637,500	11,443,125

Industrial Conglomerates (3.9%)
General Electric Co.	2,300,600	95,244,840
Tyco International Ltd.	1,538,350	68,210,439

		163,455,279

Machinery (1.1%)
Deere & Co.	316,500	46,974,930

Total Industrials		399,197,697

Information Technology (16.3%)
Communications Equipment (1.0%)
Alcatel-Lucent (ADR)^	4,090,329	41,639,549

Computers & Peripherals (4.7%)
Hewlett-Packard Co.	1,043,257	51,943,766
International Business. Machines Corp.	944,960	111,316,288
Sun Microsystems, Inc.*^	6,151,700	34,511,037

		197,771,091

IT Services (1.0%)
Unisys Corp.*	6,000,800	39,725,296

Office Electronics (1.8%)
Xerox Corp.*	4,305,500	74,657,370

Semiconductors & Semiconductor Equipment (7.6%)
Applied Materials, Inc.	1,214,800	25,146,360
Fairchild Semiconductor International, Inc.*^	2,687,000	50,193,160
Intel Corp.	2,514,800	65,032,728
LSI Corp.*	11,322,800	84,015,176
Micron Technology, Inc.*^	4,581,900	50,859,090
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)^	4,395,934	44,486,852

		319,733,366

Software (0.2%)
Borland Software Corp.*^	1,493,700	6,497,595

Total Information Technology		680,024,267

Materials (3.1%)
Chemicals (1.4%)
E.I. du Pont de Nemours & Co.	1,194,950	59,221,722

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Metals & Mining (1.7%)
Alcoa, Inc.	1,751,107	$68,503,306

Total Materials		127,725,028

Telecommunication Services (5.5%)
Diversified Telecommunication Services (5.5%)
AT&T, Inc.	1,873,258	79,257,546
Qwest Communications International, Inc.*^	6,590,500	60,368,980
Verizon Communications, Inc.	1,994,800	88,329,744

Total Telecommunication Services		227,956,270

Utilities (1.7%)
Electric Utilities (0.9%)
Southern Co.	1,047,900	38,017,812

Multi-Utilities (0.8%)
Dominion Resources, Inc.^	388,360	32,738,748

Total Utilities		70,756,560

Total Common Stocks (95.0%) (Cost $3,478,336,355)		3,974,044,150

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (7.0%)
Aspen Funding Corp.
5.30%, 10/1/07	$6,996,908	6,996,908
Atlantic Asset Securitization LLC
5.30%, 10/1/07	6,996,908	6,996,908
Beta Finance, Inc.
4.87%, 3/10/08 (l)	24,997,615	24,997,615
Calyon/New York
4.87%, 10/14/08 (l)	9,997,455	9,997,455
CAM U.S. Finance S.A.
5.41%, 2/2/09 (l)	8,000,000	8,000,000
Citigroup Global Markets, Inc., Repurchase Agreement
5.15%, 10/1/07 (r)	99,999,999	99,999,999
Comerica Bank
5.54%, 6/19/09 (l)	4,000,653	4,000,653
Gemini Securitization Corp.
5.41%, 10/3/07	9,918,035	9,918,035
Goldman Sachs Group, Inc.
4.91%, 3/27/09 (l)	3,000,000	3,000,000
K2 (USA) LLC
4.88%, 6/10/08 (l)	9,998,128	9,998,128
Lafayette Asset Securitization LLC
5.55%, 10/1/07	9,995,375	9,995,375
MassMutual Global Funding II
4.90%, 3/26/10 (l)	10,000,000	10,000,000
Monumental Global Funding II
4.90%, 3/26/10 (l)	4,000,000	4,000,000
Morgan Stanley
5.43%, 12/17/07 (l)	$5,000,000	$5,000,000
5.82%, 3/14/08 (l)	5,000,000	5,000,000
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	45,783,175	45,783,175
New York Life Insurance Co.
5.42%, 12/28/07 (l)	4,000,000	4,000,000
Pricoa Global Funding I
4.87%, 9/22/08 (l)	25,000,000	25,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		292,684,251

Time Deposit (5.1%)
JPMorgan Chase Nassau
4.43%, 10/1/07	212,829,694	212,829,694

Total Short-Term Investments (12.1%) (Amortized Cost $505,513,945)		505,513,945

Total Investments Before Options Written (107.1%) (Cost/Amortized Cost $3,983,850,300)		4,479,558,095

	Number of Contracts (c)
OPTIONS WRITTEN:
Call Options Written (-0.0%)
Chevron Corp. January 2008 @ $ 90.00*(d) (Premiums Received $460,493)	(1,500)	(1,140,000)

Total Investments (107.1%) (Cost/Amortized Cost $3,983,389,807)		4,478,418,095
Other Assets Less Liabilities (-7.1%)		(294,348,090)

Net Assets (100%)		$4,184,070,005

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(c)	One contract relates to 100 shares.

(d)	Covered call option contracts written in connection with securities held.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Options written for the nine months ended September 30, 2007 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2007	—	$—
Options Written	1,500	460,493
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	—	—
Options Exercised	—	—

Options Outstanding—September 30, 2007	1,500	$460,493

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,698,042,492
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,409,705,041

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$569,501,441
Aggregate gross unrealized depreciation	(86,576,357)

Net unrealized appreciation	$482,925,084

Federal income tax cost of investments	$3,996,633,011

At September 30, 2007, the Portfolio had loaned securities with a total value of $289,300,718. This was secured by collateral of $ 292,684,251 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $4,276,775 which the portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the nine months ended September 30, 2007, the Portfolio incurred approximately $ 363,502 as brokerage commissions with Merrill Lynch & Co., Inc., and $ 131,548 as brokerage commissions with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.5%)
BHP Billiton Ltd.	1,221,016	$48,268,525
Iluka Resources Ltd.^	1,580,621	7,742,154
Rio Tinto Ltd.^	323,364	31,052,328
United Group Ltd.^	1,122,547	18,457,587

Total Australia		105,520,594

Japan (15.5%)
Asahi Breweries Ltd.^	1,884,000	28,703,260
Canon, Inc.	749,000	40,884,778
Honda Motor Co., Ltd.	1,134,000	38,107,692
Itochu Corp.	2,816,000	34,199,452
Mazda Motor Corp.	2,034,000	10,288,199
Mitsubishi UFJ Financial Group, Inc.	1,379	12,125,803
Namco Bandai Holdings, Inc.^	541,400	7,871,310
Nippon Mining Holdings, Inc.	3,428,000	34,439,664
Nippon Sheet Glass Co., Ltd.^	2,867,000	17,521,734
NOK Corp.^	928,000	19,874,461
ORIX Corp.§	149,200	34,031,602
Ricoh Co., Ltd.	1,310,000	27,713,403
Sekisui House Ltd.	1,032,000	12,991,529
Sojitz Corp.	5,986,000	26,056,675
Sompo Japan Insurance, Inc.^	931,000	10,682,610
Sumitomo Metal Industries Ltd.^	5,384,000	31,404,519
Sumitomo Mitsui Financial Group, Inc.^	961	7,487,877
Takeda Pharmaceutical Co., Ltd.	152,000	10,692,204
Toyota Motor Corp.^	1,009,000	59,557,045

Total Japan		464,633,817

Other European Countries (47.9%)
Finland (1.4%)
Fortum Oyj	1,127,007	41,365,612

France (7.0%)
Electricite de France S.A.^	424,016	44,832,990
Renault S.A.^	148,917	21,578,824
Societe Generale^	265,919	44,622,750
Total S.A.^	767,478	62,401,848
Vallourec	124,920	35,982,195

		209,418,607

Germany (16.4%)
Allianz SE (Registered)^	383,318	89,559,149
Bayer AG^	705,352	56,143,571
Bayerische Motoren Werke (BMW) AG^	561,896	36,239,887
DaimlerChrysler AG^	315,913	31,821,628
Deutsche Post AG (Registered)^	1,205,750	35,074,520
Deutsche Telekom AG (Registered)^	2,473,726	48,607,705
E.ON AG^	289,383	53,503,640
RWE AG	403,520	50,750,223
Siemens AG (Registered)	644,448	88,605,220

		490,305,543

Ireland (2.0%)
Allied Irish Banks plc	1,094,179	26,524,158
CRH plc	803,544	31,910,902

		58,435,060

Italy (6.0%)
ENI S.p.A.^	2,241,139	83,057,599
Intesa Sanpaolo S.p.A.	5,638,775	43,539,910
UniCredito Italiano S.p.A.	6,154,190	52,653,404

		179,250,913

Luxembourg (2.1%)
ArcelorMittal^	795,707	62,847,621

Netherlands (2.7%)
Royal Dutch Shell plc, Class B	1,999,525	$82,311,487

Spain (1.8%)
Banco Santander S.A.	2,759,874	53,640,079

Switzerland (8.5%)
Credit Suisse Group (Registered)	666,736	44,267,720
Nestle S.A. (Registered)	187,188	84,087,888
Novartis AG (Registered)	788,078	43,490,669
Swiss Reinsurance (Registered)^	291,683	25,980,268
UBS AG (Registered)	1,027,862	55,266,619

		253,093,164

Total Other European Countries		1,430,668,086

Scandanavia (3.9%)
Denmark (1.0%)
Danske Bank A/S	719,505	29,211,526

Norway (1.7%)
Statoil ASA^	1,470,709	50,126,182

Sweden (1.2%)
Investor AB, Class B	1,479,877	38,006,804

Total Scandanavia		117,344,512

Southeast Asia (5.5%)
Hong Kong (2.9%)
Hang Lung Properties Ltd.	6,322,000	28,300,726
Henderson Land Development Co., Ltd.	4,504,000	35,718,672
New World Development Ltd.	8,301,000	22,957,930

		86,977,328

South Korea (0.7%)
Kookmin Bank	231,188	19,248,826

Taiwan (1.9%)
Advanced Semiconductor Engineering, Inc.	13,705,918	15,035,142
High Tech Computer Corp.	1,369,000	20,072,514
Vanguard International Semiconductor Corp.	24,486,340	22,021,574

		57,129,230

Total Southeast Asia		163,355,384

United Kingdom (16.6%)
Anglo American plc	942,856	63,447,553
Aviva plc	1,751,968	26,382,116
BAE Systems plc	4,804,122	48,507,268
Barclays plc	2,342,147	28,536,556
British American Tobacco plc	1,241,411	44,499,520
GlaxoSmithKline plc	1,728,027	45,855,997
HBOS plc	2,363,400	44,220,798
Kesa Electricals plc	3,315,537	18,671,828
Prudential plc	2,627,735	40,403,239
Unilever plc	1,647,440	52,076,732
Vodafone Group plc	23,454,289	84,697,895

Total United Kingdom		497,299,502

Total Common Stocks (92.9%) (Cost $2,369,660,381)		2,778,821,895

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (12.4%)
Allstate Life Insurance Co.
5.16%, 8/27/08 (l)	$25,000,000	25,000,000
Bancaja U.S. Debt S.A.U.
5.39%, 1/23/08 (l)	10,000,000	10,000,000

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	$25,000,000	$25,000,000
Bank of Montreal/Chicago
5.71%, 3/12/09 (l)	15,000,000	15,000,000
Calyon/New York
4.91%, 7/2/10 (l)	4,997,195	4,997,195
CAM U.S. Finance S.A.
5.41%, 2/2/09 (l)	10,000,000	10,000,000
Comerica Bank
5.54%, 6/19/09 (l)	15,002,449	15,002,449
5.55%, 6/19/09 (l)	11,998,954	11,998,954
5.78%, 3/16/09 (l)	7,999,279	7,999,279
Commonwealth Bank of Australia
5.16%, 8/22/08 (l)	10,000,000	10,000,000
Glitnir banki hf
5.62%, 8/15/08 (l)	10,000,000	10,000,000
Goldman Sachs Group, Inc.
4.91%, 3/27/09 (l)	5,000,000	5,000,000
5.35%, 12/23/08 (l)	5,001,191	5,001,191
5.41%, 12/28/07 (l)	20,000,000	20,000,000
Govco, Inc.
5.25%, 10/1/07	9,995,625	9,995,625
Lehman Brothers Holdings, Inc.
5.37%, 8/24/09 (l)	10,000,000	10,000,000
Lexington Parker Capital Corp.
5.41%, 11/9/07	9,862,179	9,862,179
Links Finance LLC
4.87%, 6/22/09 (l)	14,993,441	14,993,441
MassMutual Global Funding II
4.90%, 3/26/10 (l)	15,000,000	15,000,000
Monumental Global Funding II
4.90%, 3/26/10 (l)	7,000,000	7,000,000
4.93%, 5/26/10 (l)	1,000,000	1,000,000
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	12,110,811	12,110,811
Nomura Securities Co., Ltd., Repurchase Agreement
5.20%, 10/1/07 (r)	70,000,000	70,000,000
Pricoa Global Funding I
4.90%, 6/25/10 (l)	10,996,974	10,996,974
SLM Corp.
5.77%, 12/15/08 (l)	6,003,505	6,003,505
Tango Finance Corp.
4.88%, 6/25/09 (l)	4,996,831	4,996,831
Variable Funding Capital Corp.
5.38%, 11/5/07	19,737,450	19,737,450
Wachovia Bank N.A.
4.87%, 10/2/08 (l)	5,000,000	5,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		371,695,884

Time Deposit (5.0%)
JPMorgan Chase Nassau
4.43%, 10/1/07	$149,434,049	$149,434,049

Total Short-Term Investments (17.4%) (Amortized Cost $521,129,933)		521,129,933

Total Investments (110.3%) (Cost/Amortized Cost $2,890,790,314)		3,299,951,828
Other Assets Less Liabilities (-10.3%)		(309,051,671)

Net Assets (100%)		$2,990,900,157

Market Sector Diversification
As a Percentage of Total Net Assets
Consumer Discretionary		8.6%
Consumer Staples		7.0
Energy		10.4
Financials
Capital Markets	3.3%
Commercial Banks	12.1
Consumer Finance	1.1
Diversified Financial Services	1.3
Insurance	6.5
Real Estate Management & Development	2.9

Total Financials		27.2
Health Care		3.3
Industrials		10.2
Information Technology		4.2
Materials		11.1
Telecommunication Services		4.5
Utilities		6.4
Cash and Other		7.1

		100.0%

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2007, the market value of these securities amounted to $34,031,602 or 1.14% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,759,265,093
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,381,449,669

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$431,082,168
Aggregate gross unrealized depreciation	(27,613,972)

Net unrealized appreciation	$403,468,196

Federal income tax cost of investments	$2,896,483,632

At September 30, 2007, the Portfolio had loaned securities with a total value of $355,328,723. This was secured by collateral of $371,695,884 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2007, the Portfolio incurred approximately $29,123 as brokerage commissions with Merrill Lynch & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (6.3%)
Asset-Backed Securities (0.8%)
Capital One Multi-Asset Execution Trust, Series 06-A10 A10
5.150%, 6/16/14	$100,000	$100,754
Chase Issuance Trust, Series 05-A4 A4
4.230%, 1/15/13	125,000	123,207
Countrywide Asset-Backed Certificates, Series 06-9 1AF6
5.989%, 10/25/46	100,000	95,871

		319,832

Non-Agency CMO (5.5%)
Banc of America Commercial Mortgage, Inc., Series 05-4 A2
4.764%, 7/10/45	325,000	322,501
Series 06-4 A4
5.634%, 7/10/46	50,000	50,318
Bear Stearns Commercial Mortgage Securities, Inc., Series 05-PW10 A4
5.405%, 12/11/40 (l)	175,000	173,790
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 07-CD4 A4
5.322%, 12/11/49	100,000	97,922
Credit Suisse Mortgage Capital Certificates, Series 06-C3 A3
6.021%, 6/15/38 (l)	100,000	102,462
Greenwich Capital Commercial Funding Corp., Series 06-GG7 A4
6.111%, 7/10/38 (l)	165,000	170,114
GS Mortgage Securities Corp. II, Series 06-GG8 A4
5.560%, 11/10/39	65,000	65,049
JP Morgan Chase Commercial Mortgage Securities Corp., Series 05-LPD2 A3
4.697%, 7/15/42	200,000	194,839
JP Morgan Commercial Mortgage Finance Corp., Series 00-C10 A2
7.371%, 8/15/32 (l)	231,200	241,273
LB-UBS Commercial Mortgage Trust, Series 05-C3 A5
4.739%, 7/15/30	200,000	190,858
Merrill Lynch Mortgage Trust, Series 05-MCP1 A4
4.747%, 6/12/43 (l)	130,000	123,927
Merrill Lynch/ Countrywide Commercial Mortgage Trust, Series 06-4 A3
5.172%, 12/12/49 (l)	100,000	97,218
Morgan Stanley Capital I, Series 03-T11 A4
5.150%, 6/13/41	200,000	198,107
Series 07-IQ14 A4
5.692%, 4/15/49 (l)	85,000	85,151
Wachovia Bank Commercial Mortgage Trust, Series 06-C27 A3
5.765%, 7/15/45 (l)	85,000	86,151

		2,199,680

Total Asset-Backed and Mortgage-Backed Securities		2,519,512

Consumer Discretionary (1.6%)
Automobiles (0.1%)
Daimler Finance N.A. LLC.
8.500%, 1/18/31	$30,000	$37,187

Household Durables (0.2%)
Pulte Homes, Inc.
5.200%, 2/15/15	65,000	54,199

Media (1.0%)
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	70,000	78,459
Comcast Corp.
5.900%, 3/15/16	60,000	59,687
COX Communications, Inc.
5.450%, 12/15/14	45,000	43,655
News America, Inc.
6.200%, 12/15/34	35,000	32,952
Time Warner, Inc.
7.700%, 5/1/32	45,000	49,411
Viacom, Inc.
6.250%, 4/30/16	40,000	40,105
4.625%, 5/15/18	45,000	39,256
Walt Disney Co.
6.375%, 3/1/12	60,000	62,816

		406,341

Multiline Retail (0.1%)
Macys Retail Holdings, Inc.
6.700%, 7/15/34	30,000	27,596
Target Corp.
6.350%, 11/1/32	25,000	24,745

		52,341

Specialty Retail (0.2%)
Home Depot, Inc.
5.200%, 3/1/11	55,000	54,437
Lowe’s Cos., Inc.
5.400%, 10/15/16	20,000	19,212

		73,649

Total Consumer Discretionary		623,717

Consumer Staples (0.9%)
Beverages (0.2%)
Anheuser-Busch Cos., Inc.
5.750%, 4/1/36	30,000	28,512
Coca-Cola Enterprises, Inc.
6.950%, 11/15/26	35,000	38,369

		66,881

Food & Staples Retailing (0.2%)
CVS Caremark Corp.
5.750%, 6/1/17	65,000	63,443
Wal-Mart Stores, Inc.
5.250%, 9/1/35	45,000	39,464

		102,907

Food Products (0.4%)
Archer-Daniels-Midland Co.
5.375%, 9/15/35	35,000	31,876
ConAgra Foods, Inc.
6.750%, 9/15/11	60,000	62,718
Kellogg Co., Series B
7.450%, 4/1/31	25,000	28,267
Kraft Foods, Inc.
5.625%, 11/1/11	60,000	60,376

		183,237

Household Products (0.1%)
Proctor & Gamble Co.
4.950%, 8/15/14	25,000	24,560

Total Consumer Staples		377,585

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Energy (1.2%)
Energy Equipment & Services (0.1%)
Weatherford International Ltd.
5.500%, 2/15/16	$60,000	$57,930

Oil, Gas & Consumable Fuels (1.1%)
ConocoPhillips Holding Co.
6.950%, 4/15/29	40,000	43,993
Devon Financing Corp. ULC
7.875%, 9/30/31	60,000	70,860
Enterprise Products Operating LP, Series B
5.600%, 10/15/14	55,000	53,875
Kerr McGee Corp.
6.950%, 7/1/24	40,000	41,442
Kinder Morgan Energy Partners LP,
7.125%, 3/15/12	60,000	63,268
Marathon Oil Corp.
6.125%, 3/15/12	100,000	102,553
Norsk Hydro ASA
7.750%, 6/15/23	25,000	29,638
Pemex Project Funding Master Trust
5.750%, 12/15/15	30,000	30,018

		435,647

Total Energy		493,577

Financials (9.3%)
Capital Markets (1.7%)
Bear Stearns Cos., Inc.
5.550%, 1/22/17	40,000	37,759
Goldman Sachs Capital I
6.345%, 2/15/34	25,000	23,294
Goldman Sachs Group, Inc.
5.250%, 10/15/13	150,000	146,544
Jefferies Group, Inc.
7.750%, 3/15/12	105,000	113,033
Lehman Brothers Holdings, Inc.
4.500%, 7/26/10	100,000	97,319
Merrill Lynch & Co., Inc.
6.875%, 11/15/18	30,000	31,988
Morgan Stanley
4.250%, 5/15/10	125,000	122,229
4.750%, 4/1/14	70,000	65,753
7.250%, 4/1/32	25,000	27,578

		665,497

Commercial Banks (1.7%)
Abbey National plc
7.950%, 10/26/29	40,000	48,529
BAC Capital Trust XI
6.625%, 5/23/36	45,000	45,793
Bank One Corp.
6.000%, 8/1/08	130,000	130,689
BB&T Corp.
5.200%, 12/23/15	35,000	33,465
HSBC Holdings plc
5.250%, 12/12/12	40,000	39,321
Korea Development Bank
5.750%, 9/10/13	70,000	70,286
Landesbank Baden-Wuerttemberg/New York
5.050%, 12/30/15	100,000	99,974
PNC Funding Corp.
5.625%, 2/1/17	45,000	43,981
Royal Bank of Scotland Group plc
7.648%, 8/29/49 (l)	40,000	41,851
Wachovia Corp.
5.250%, 8/1/14	55,000	53,903
Wells Fargo & Co.
5.125%, 9/15/16	55,000	52,886
Zions Bancorp
5.500%, 11/16/15	$25,000	$24,007

		684,685

Consumer Finance (1.4%)
American Express Co.
5.500%, 9/12/16	30,000	28,936
American General Finance Corp.
4.625%, 9/1/10	90,000	88,223
HSBC Finance Corp.
5.875%, 2/1/09	250,000	251,914
SLM Corp.
4.500%, 7/26/10	80,000	74,890
Toyota Motor Credit Corp.
4.250%, 3/15/10	125,000	124,373

		568,336

Diversified Financial Services (3.3%)
Bank of America Corp.
4.375%, 12/1/10	175,000	172,248
6.000%, 9/1/17	60,000	61,391
CIT Group, Inc.
5.000%, 2/1/15	75,000	68,121
Citigroup, Inc.
6.000%, 2/21/12	135,000	138,751
5.000%, 9/15/14	65,000	62,655
5.850%, 12/11/34	35,000	33,752
Credit Suisse First Boston USA, Inc.
5.125%, 8/15/15	80,000	77,089
General Electric Capital Corp.
4.625%, 9/15/09	110,000	109,288
6.000%, 6/15/12	70,000	72,180
5.625%, 9/15/17	50,000	49,986
6.750%, 3/15/32	30,000	33,029
John Deere Capital Corp.
5.400%, 4/7/10	100,000	101,253
JPMorgan Chase & Co.
6.750%, 2/1/11	100,000	105,062
6.625%, 3/15/12	55,000	57,732
5.750%, 1/2/13	100,000	101,410
JPMorgan Chase Capital XXII
6.450%, 2/2/37	35,000	32,255
National Rural Utilities Cooperative Finance Corp.
8.000%, 3/1/32	25,000	29,772

		1,305,974

Insurance (0.9%)
Allstate Corp.
5.950%, 4/1/36	35,000	33,387
American International Group, Inc.
5.375%, 10/18/11	80,000	80,318
5.450%, 5/18/17	75,000	73,000
Berkshire Hathaway Finance Corp.
4.850%, 1/15/15	30,000	28,797
Marsh & McLennan Cos., Inc.
5.875%, 8/1/33	35,000	30,174
MetLife, Inc.
5.700%, 6/15/35	40,000	36,961
Prudential Financial, Inc.
5.100%, 9/20/14	55,000	53,020
Travelers Cos., Inc.
5.500%, 12/1/15	40,000	39,067

		374,724

Real Estate Investment Trusts (REITs) (0.3%)
iStar Financial, Inc. (REIT)
5.650%, 9/15/11	50,000	47,524

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
ProLogis (REIT)
5.625%, 11/15/16	$55,000	$52,134
Simon Property Group LP (REIT)
5.750%, 12/1/15	35,000	34,197

		133,855

Total Financials		3,733,071

Government Securities (71.1%)
Foreign Governments (1.4%)
Kreditanstalt fuer Wiederaufbau
4.125%, 10/15/14	15,000	14,549
4.875%, 1/17/17	40,000	39,515
Province of Ontario
5.125%, 7/17/12	75,000	76,068
5.450%, 4/27/16	70,000	72,077
Province of Quebec
5.125%, 11/14/16	20,000	20,008
7.500%, 9/15/29	35,000	43,556
Republic of Italy
5.625%, 6/15/12	50,000	51,890
6.875%, 9/27/23	25,000	27,948
5.375%, 6/15/33	25,000	24,342
Republic of Korea
4.875%, 9/22/14	45,000	43,823
Republic of South Africa
5.875%, 5/30/22	105,000	102,769
United Mexican States
7.500%, 4/8/33	25,000	29,675

		546,220

Supranational (0.7%)
European Investment Bank
4.875%, 2/16/16	75,000	73,913
4.875%, 1/17/17	55,000	54,053
Inter-American Development Bank
7.375%, 1/15/10	105,000	111,783
International Bank for Reconstruction & Development
4.750%, 2/15/35	40,000	37,165

		276,914

U.S. Government Agencies (47.1%)
Federal Farm Credit Bank
4.875%, 2/18/11	105,000	106,330
4.875%, 1/17/17	70,000	69,406
Federal Home Loan Bank
4.750%, 4/24/09^	270,000	271,237
5.250%, 6/12/09	150,000	151,942
5.000%, 9/18/09	195,000	197,273
4.375%, 9/17/10	115,000	114,765
4.625%, 2/18/11	160,000	160,784
5.375%, 8/19/11	35,000	36,008
5.750%, 5/15/12	100,000	104,738
5.375%, 5/18/16	30,000	30,875
4.750%, 12/16/16	25,000	24,566
4.875%, 5/17/17	55,000	54,481
Federal Home Loan Mortgage Corp.
3.625%, 9/15/08	435,000	431,055
7.000%, 3/15/10	250,000	264,860
5.750%, 1/15/12	75,000	78,335
5.125%, 7/15/12	75,000	76,658
4.500%, 1/15/14	170,000	167,511
5.250%, 4/18/16	130,000	132,698
4.000%, 12/1/20	199,825	187,883
5.500%, 3/1/21	154,729	154,296
5.000%, 7/1/21	330,058	323,611
4.500%, 8/1/21	307,680	296,207
6.000%, 9/1/21	85,055	86,130
5.000%, 8/1/26	142,461	137,505
5.500%, 8/1/26	116,015	114,450
6.250%, 7/15/32	$45,000	$51,127
4.642%, 2/1/34 (l)	227,963	225,674
4.141%, 2/1/35 (l)	276,282	271,515
4.673%, 8/1/35 (l)	138,901	137,934
5.000%, 3/1/36	1,082,624	1,032,989
4.500%, 5/1/36	147,638	137,105
5.000%, 8/1/36	97,778	93,295
6.500%, 8/1/36	336,274	342,369
5.500%, 9/1/36	1,335,453	1,307,830
6.000%, 9/1/36	681,558	682,491
6.500%, 12/1/36	122,817	125,043
6.000%, 4/1/37	67,111	67,190
5.500%, 9/1/37	160,000	156,670
Federal National Mortgage Association
5.250%, 1/15/09	210,000	211,931
6.375%, 6/15/09	125,000	128,953
7.250%, 1/15/10	300,000	318,302
6.000%, 5/15/11	185,000	194,244
5.125%, 1/2/14	90,000	90,874
5.000%, 4/15/15	70,000	70,659
5.000%, 3/15/16	130,000	130,509
5.000%, 2/13/17	135,000	135,278
4.500%, 8/1/20	297,127	286,161
4.000%, 9/1/20	133,517	125,488
5.500%, 1/1/21	187,476	187,111
5.000%, 6/1/21	324,629	318,291
6.000%, 10/1/21	133,349	135,136
5.500%, 4/1/26	110,218	108,771
5.000%, 5/1/26	137,722	132,791
6.625%, 11/15/30	75,000	88,374
4.386%, 6/1/34 (l)	95,112	93,371
4.331%, 1/1/35 (l)	180,726	179,655
4.857%, 9/1/35 (l)	367,357	365,414
4.500%, 10/1/35	161,016	149,460
5.000%, 11/1/35	113,500	108,442
6.500%, 1/1/36	450,848	459,121
5.000%, 6/1/36	1,523,109	1,453,303
6.148%, 6/1/36 (l)	183,660	186,404
5.500%, 7/1/36	1,881,242	1,842,996
7.000%, 7/1/36	77,810	80,311
6.000%, 9/1/36	86,749	86,893
6.000%, 10/1/36	884,069	885,541
6.500%, 8/1/37	297,464	302,892
6.000%, 9/1/37	299,970	300,419
Government National Mortgage Association
5.000%, 8/15/21	71,701	70,544
4.500%, 8/15/33	50,706	47,682
5.500%, 4/15/35	405,071	399,684
6.000%, 5/15/36	272,074	273,841
5.000%, 6/15/36	295,674	286,089
6.500%, 8/15/36	181,747	185,816
5.500%, 7/15/37	140,000	138,058

		18,963,645

U.S. Treasuries (21.9%)
U.S. Treasury Bonds
8.125%, 8/15/19	195,000	254,003
8.750%, 8/15/20	175,000	240,652
8.000%, 11/15/21	220,000	290,159
7.125%, 2/15/23	155,000	192,370
6.250%, 8/15/23	165,000	189,557
6.000%, 2/15/26	45,000	50,962
6.125%, 11/15/27	160,000	185,137
5.500%, 8/15/28	20,000	21,588
6.125%, 8/15/29	50,000	58,328
6.250%, 5/15/30	70,000	83,212
5.375%, 2/15/31	140,000	149,866

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
4.500%, 2/15/36	$155,000	$146,947
4.750%, 2/15/37	65,000	64,101
U.S. Treasury Notes
4.875%, 4/30/08	100,000	100,406
4.750%, 11/15/08	455,000	458,768
4.500%, 2/15/09	410,000	412,787
4.875%, 5/15/09	490,000	497,006
4.875%, 8/15/09	350,000	355,633
6.000%, 8/15/09	175,000	181,385
4.625%, 11/15/09	490,000	496,355
6.500%, 2/15/10	240,000	253,481
5.000%, 2/15/11	255,000	262,670
4.875%, 4/30/11	140,000	143,620
4.875%, 5/31/11	210,000	215,512
4.875%, 7/31/11	115,000	118,046
5.000%, 8/15/11	295,000	304,795
4.500%, 9/30/11	105,000	106,403
4.625%, 10/31/11	235,000	239,186
4.500%, 11/30/11	430,000	435,476
4.750%, 1/31/12	150,000	153,434
4.875%, 2/15/12	150,000	154,477
4.375%, 8/15/12	150,000	151,406
3.875%, 2/15/13	275,000	270,424
4.250%, 8/15/13	235,000	234,761
4.000%, 2/15/14	110,000	107,955
4.125%, 5/15/15	200,000	195,781
4.500%, 11/15/15	205,000	205,272
4.500%, 2/15/16	195,000	195,030
5.125%, 5/15/16	120,000	125,034
4.875%, 8/15/16	140,000	143,281
4.625%, 11/15/16	100,000	100,492
4.625%, 2/15/17	270,000	271,244

		8,817,002

Total Government Securities		28,603,781

Health Care (0.8%)
Health Care Providers & Services (0.3%)
Cardinal Health, Inc.
5.850%, 12/15/17	45,000	44,385
Cigna Corp.
5.375%, 3/15/17	25,000	23,794
UnitedHealth Group, Inc.
5.800%, 3/15/36	25,000	23,230
WellPoint, Inc.
5.000%, 12/15/14	40,000	38,078

		129,487

Pharmaceuticals (0.5%)
Abbott Laboratories
5.875%, 5/15/16	55,000	55,495
Eli Lilly & Co.
5.200%, 3/15/17	35,000	34,032
Johnson & Johnson
5.950%, 8/15/37	20,000	20,508
Schering-Plough Corp.
6.750%, 12/1/33	30,000	31,566
Wyeth
5.500%, 2/1/14	70,000	69,609
		211,210

Total Health Care		340,697

Industrials (1.4%)
Aerospace & Defense (0.4%)
Boeing Co.
5.125%, 2/15/13	35,000	34,845
Lockheed Martin Corp.
8.500%, 12/1/29	25,000	31,773
United Technologies Corp.
7.125%, 11/15/10	$100,000	$105,999

		172,617

Building Products (0.1%)
Masco Corp.
6.500%, 8/15/32	35,000	32,797

Industrial Conglomerates (0.1%)
General Electric Co.
5.000%, 2/1/13	25,000	24,781
Tyco International Group S.A.
6.875%, 1/15/29	25,000	25,094

		49,875

Machinery (0.2%)
Illinois Tool Works, Inc.
5.750%, 3/1/09	75,000	75,548

Road & Rail (0.6%)
Burlington North Santa Fe Corp.
6.750%, 7/15/11	70,000	73,788
Canadian National Railway Co.
6.200%, 6/1/36	25,000	24,447
CSX Corp.
6.300%, 3/15/12	100,000	102,444
Norfolk Southern Corp.
7.050%, 5/1/37	25,000	26,836

		227,515

Total Industrials		558,352

Information Technology (0.3%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
5.500%, 2/22/16	75,000	74,499

Computers & Peripherals (0.0%)
International Business Machines Corp.
5.875%, 11/29/32	25,000	24,531

IT Services (0.1%)
Electronic Data Systems Corp., Series B
6.500%, 8/1/13	40,000	40,357

Total Information Technology		139,387

Materials (0.8%)
Chemicals (0.3%)
Dow Chemical Co.
7.375%, 11/1/29	25,000	27,357
Lubrizol Corp.
4.625%, 10/1/09	100,000	99,183

		126,540

Construction Materials (0.2%)
CRH America, Inc.
6.000%, 9/30/16	70,000	68,014

Metals & Mining (0.2%)
Alcan, Inc.
6.125%, 12/15/33	40,000	38,411
BHP Finance USA Ltd.
4.800%, 4/15/13	40,000	38,984

		77,395

Paper & Forest Products (0.1%)
Weyerhaeuser Co.
7.375%, 3/15/32	40,000	40,135

Total Materials		312,084

Telecommunication Services (2.2%)
Diversified Telecommunication Services (1.9%)
AT&T Corp.
8.000%, 11/15/31	40,000	48,668

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
AT&T, Inc.
4.125%, 9/15/09	$100,000	$98,373
BellSouth Corp.
6.000%, 11/15/34	45,000	43,320
British Telecommunications plc
9.125%, 12/15/30	25,000	33,105
Deutsche Telekom International Finance B.V.
3.875%, 7/22/08	100,000	98,881
Embarq Corp.
7.082%, 6/1/16	25,000	25,917
France Telecom S.A.
8.500%, 3/1/31	25,000	32,133
Sprint Capital Corp.
6.900%, 5/1/19	60,000	60,237
8.750%, 3/15/32	30,000	34,402
Telecom Italia Capital S.A.
5.250%, 11/15/13	50,000	48,525
Telefonica Europe B.V.
7.750%, 9/15/10	75,000	80,085
Verizon Communications, Inc.
7.250%, 12/1/10	75,000	79,673
7.375%, 9/1/12	55,000	59,882
5.850%, 9/15/35	25,000	23,882

		767,083

Wireless Telecommunication Services (0.3%)
America Movil S.A.B. de C.V.
5.750%, 1/15/15	30,000	29,840
New Cingular Wireless Services, Inc.
8.750%, 3/1/31	35,000	44,312
Vodafone Group plc
4.625%, 7/15/18	40,000	35,532

		109,684

Total Telecommunication Services		876,767

Utilities (1.9%)
Electric Utilities (1.7%)
Alabama Power Co.
5.500%, 10/15/17	35,000	34,394
Consolidated Edison Co. of New York, Inc., Series B
7.500%, 9/1/10	50,000	53,291
Duke Energy Indiana, Inc.
5.000%, 9/15/13	50,000	48,061
Exelon Corp.
4.900%, 6/15/15	35,000	32,591
FirstEnergy Corp., Series C
7.375%, 11/15/31	50,000	54,717
Florida Power & Light Co.
5.650%, 2/1/37	15,000	14,105
Florida Power Corp.
4.800%, 3/1/13	55,000	53,119
Hydro-Quebec
6.300%, 5/11/11	100,000	104,950
Oncor Electric Delivery Co.
7.000%, 9/1/22	40,000	40,784
Pacific Gas & Electric Co.
3.600%, 3/1/09	150,000	146,750
Pacificorp
5.750%, 4/1/37	30,000	28,113
Virginia Electric & Power Co., Series B
6.000%, 1/15/36	55,000	52,772

		663,647

Gas Utilities (0.1%)
Oneok, Inc.
6.000%, 6/15/35	25,000	22,988
Trans-Canada Pipelines Ltd.
5.600%, 3/31/34	$25,000	$23,097

		46,085

Independent Power Producers & Energy Traders (0.1%)
Tennessee Valley Authority
5.880%, 4/1/36	55,000	59,509

Total Utilities		769,241

Total Long-Term Debt Securities (97.8%) (Cost $39,271,194)		39,347,771

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (0.3%)
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	123,800	123,800

Time Deposit (1.9%)
JPMorgan Chase Nassau
4.43%, 10/1/07	770,087	770,087

Total Short-Term Investments (2.2%) (Amortized Cost $893,887)		893,887

Total Investments (100.0%) (Cost/Amortized Cost $40,165,081)		40,241,658
Other Assets Less Liabilities (0.0%)		(1,398)

Net Assets (100%)		$40,240,260

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CMO — Collateralized Mortgage Obligation

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$5,995,296
Long-term U.S. Treasury securities	5,171,698

$11,166,994

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$6,177,475
Long-term U.S. Treasury securities	6,127,103

$12,304,578

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$223,131
Aggregate gross unrealized depreciation	(167,778)

Net unrealized appreciation	$55,353

Federal income tax cost of investments	$40,186,305

At September 30, 2007, the Portfolio had loaned securities with a total value of $123,089. This was secured by collateral of $123,800 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $205, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $1,033,667 which expires in the year 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.1%)
Hotels, Restaurants & Leisure (1.7%)
McDonald’s Corp.	145,600	$7,930,832

Household Durables (1.4%)
Newell Rubbermaid, Inc.	69,800	2,011,636
Tupperware Brands Corp.^	144,400	4,547,156

		6,558,792

Leisure Equipment & Products (0.9%)
Mattel, Inc.	187,400	4,396,404

Media (1.3%)
CBS Corp., Class B	195,400	6,155,100

Specialty Retail (0.8%)
Sherwin-Williams Co.	54,100	3,554,911

Total Consumer Discretionary		28,596,039

Consumer Staples (9.9%)
Beverages (2.1%)
Coca-Cola Co.	130,700	7,511,329
Molson Coors Brewing Co., Class B	23,700	2,362,179

		9,873,508

Food Products (2.7%)
ConAgra Foods, Inc.	285,500	7,460,115
General Mills, Inc.	24,100	1,398,041
JM Smucker Co.^	66,600	3,557,772

		12,415,928

Household Products (3.3%)
Colgate-Palmolive Co.	34,200	2,439,144
Kimberly-Clark Corp.^	85,100	5,979,126
Procter & Gamble Co.	101,800	7,160,612

		15,578,882

Tobacco (1.8%)
Altria Group, Inc.	26,600	1,849,498
Loews Corp.- Carolina Group	80,200	6,594,846

		8,444,344

Total Consumer Staples		46,312,662

Energy (12.5%)
Oil, Gas & Consumable Fuels (12.5%)
Chevron Corp.	107,183	10,030,185
ConocoPhillips.	80,900	7,100,593
Exxon Mobil Corp.	226,500	20,964,840
Marathon Oil Corp.	95,800	5,462,516
Norsk Hydro ASA (ADR)	116,100	5,032,935
PetroChina Co., Ltd. (ADR)^	31,400	5,812,454
Plains All American Pipeline LP	74,000	4,032,260

		58,435,783

Total Energy		58,435,783

Financials (28.6%)
Capital Markets (1.3%)
Morgan Stanley	97,300	6,129,900

Commercial Banks (3.4%)
Banco Santander Central S.A. (ADR)	124,000	2,394,440
Barclays plc (ADR)^	62,800	3,053,336
Canadian Imperial Bank of Commerce^	50,100	5,006,994
HSBC Holdings plc (ADR)^	13,013	1,205,004
Pacific Capital Bancorp N.A.	18,200	478,660
Webster Financial Corp.^	83,500	3,517,020

		15,655,454

Consumer Finance (0.2%)
Discover Financial Services*	48,650	1,011,920

Diversified Financial Services (6.6%)
Bank of America Corp.	115,000	$5,781,050
Citigroup, Inc.	301,450	14,068,672
JPMorgan Chase & Co.	241,900	11,083,858

		30,933,580

Insurance (13.9%)
Aegon N.V. (N.Y. Shares)^	201,300	3,830,739
Allianz SE (ADR)^	324,300	7,546,461
Allstate Corp.	41,300	2,361,947
American International Group, Inc.	47,400	3,206,610
Chubb Corp.	66,600	3,572,424
Lincoln National Corp.	111,100	7,329,267
Manulife Financial Corp.^	142,600	5,883,676
MBIA, Inc.^	90,200	5,506,710
Nationwide Financial Services, Inc.	149,620	8,052,548
Partner Reinsurance Ltd.^	64,000	5,055,360
Sun Life Financial, Inc.	134,900	7,075,505
Travelers Cos., Inc.	112,400	5,658,216

		65,079,463

Real Estate Investment Trusts (REITs) (2.0%)
First Industrial Realty Trust, Inc. (REIT)^	105,700	4,108,559
Host Hotels & Resorts, Inc. (REIT)^	95,600	2,145,264
ProLogis (REIT)	45,600	3,025,560

		9,279,383

Thrifts & Mortgage Finance (1.2%)
Fannie Mae	94,700	5,758,707

Total Financials		133,848,407

Health Care (8.6%)
Health Care Equipment & Supplies (1.2%)
Hillenbrand Industries, Inc.	101,200	5,568,024

Pharmaceuticals (7.4%)
Abbott Laboratories	104,600	5,608,652
Eli Lilly & Co.	91,600	5,214,788
Johnson & Johnson	98,300	6,458,310
Merck & Co., Inc.	179,700	9,288,693
Pfizer, Inc.	263,700	6,442,191
Wyeth	35,600	1,585,980

		34,598,614

Total Health Care		40,166,638

Industrials (11.9%)
Aerospace & Defense (2.5%)
Northrop Grumman Corp.	65,100	5,077,800
Raytheon Co.	104,900	6,694,718

		11,772,518

Commercial Services & Supplies (3.6%)
ABM Industries, Inc.^	85,600	1,710,288
Deluxe Corp.^	119,200	4,391,328
R.R. Donnelley & Sons Co.	157,600	5,761,856
Steelcase, Inc., Class A^	140,900	2,533,382
Waste Management, Inc.	62,400	2,354,976

		16,751,830

Electrical Equipment (1.2%)
Emerson Electric Co.	101,100	5,380,542

Industrial Conglomerates (2.3%)
General Electric Co.	260,100	10,768,140

Machinery (1.0%)
SPX Corp.	52,300	4,840,888

Marine (1.3%)
Diana Shipping, Inc.^	214,800	6,121,800

Total Industrials		55,635,718

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (4.1%)
Communications Equipment (1.8%)
Nokia Oyj (ADR)	91,900	$3,485,767
Telefonaktiebolaget LM Ericsson (Sponsored ADR)^	123,900	4,931,220

		8,416,987

Internet Software & Services (0.4%)
United Online, Inc.^	140,000	2,101,400

Semiconductors & Semiconductor Equipment (1.9%)
Siliconware Precision Industries Co. (ADR)^	405,700	4,908,970
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	399,682	4,044,782

		8,953,752

Total Information Technology		19,472,139

Materials (4.1%)
Chemicals (2.9%)
BASF AG (ADR)^	35,900	4,920,454
Dow Chemical Co.	52,700	2,269,262
E.I. du Pont de Nemours & Co.	46,100	2,284,716
International Flavors & Fragrances, Inc.^	46,000	2,431,560
Sensient Technologies Corp.^	54,300	1,567,641

		13,473,633

Containers & Packaging (0.4%)
Sonoco Products Co.	57,600	1,738,368

Metals & Mining (0.8%)
Southern Copper Corp.^	32,900	4,074,007

Total Materials		19,286,008

Telecommunication Services (7.6%)
Diversified Telecommunication Services (6.8%)
AT&T, Inc.	409,647	17,332,164
Embarq Corp.	76,300	4,242,280
Verizon Communications, Inc.	235,550	10,430,154

		32,004,598

Wireless Telecommunication Services (0.8%)
Sprint Nextel Corp.	200,600	3,811,400

Total Telecommunication Services		35,815,998

Utilities (3.6%)
Electric Utilities (2.2%)
American Electric Power Co., Inc.	28,400	1,308,672
Duke Energy Corp.	252,100	4,711,749
FirstEnergy Corp.	67,100	4,250,114

		10,270,535

Multi-Utilities (1.4%)
MDU Resources Group, Inc.	143,450	3,993,648
Suez S.A. (ADR)^	47,700	2,790,450

		6,784,098

Total Utilities		17,054,633

Total Common Stocks (97.0%) (Cost $395,070,227)		454,624,025

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (15.3%)
BBVA Senior Finance S.A.
5.75%, 3/12/10 (l)	$1,000,000	$1,000,000
General Electric Capital Corp.
4.90%, 3/12/10 (l)	3,000,000	3,000,000
Goldman Sachs Group, Inc.
4.91%, 3/27/09 (l)	2,000,000	2,000,000
Lafayette Asset Securitization LLC
5.55%, 10/1/07	2,998,613	2,998,613
Monument Gardens Funding LLC
5.30%, 10/1/07	2,998,675	2,998,675
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	59,866,661	59,866,661

Total Short-Term Investments of Cash Collateral for Securities Loaned		71,863,949

Time Deposit (2.4%)
JPMorgan Chase Nassau
4.43%, 10/1/07	11,277,102	11,277,102

Total Short-Term Investments (17.7%) (Amortized Cost $83,141,051)		83,141,051

Total Investments (114.7%) (Cost/Amortized Cost $ 478,211,278)		537,765,076
Other Assets Less Liabilities (-14.7%)		(69,097,844)

Net Assets (100%)		$468,667,232

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$187,665,679
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$201,804,064

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,727,886
Aggregate gross unrealized depreciation	(8,054,096)

Net unrealized appreciation	$59,673,790

Federal income tax cost of investments	$478,091,286

At September 30, 2007, the Portfolio had loaned securities with a total value of $70,287,162. This was secured by collateral of $71,863,949 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.3%)
Household Durables (2.4%)
Garmin Ltd.^	19,600	$2,340,240

Internet & Catalog Retail (2.9%)
Amazon.com, Inc.*	30,500	2,841,075

Leisure Equipment & Products (0.9%)
Mattel, Inc.	37,500	879,750

Media (1.2%)
Omnicom Group, Inc.	24,200	1,163,778

Multiline Retail (5.1%)
Kohl’s Corp.*	28,200	1,616,706
Nordstrom, Inc.	31,900	1,495,791
Target Corp.	29,500	1,875,315

		4,987,812

Specialty Retail (1.8%)
Bed Bath & Beyond, Inc.*	22,500	767,700
Staples, Inc.	47,000	1,010,030

		1,777,730

Total Consumer Discretionary		13,990,385

Consumer Staples (1.8%)
Food & Staples Retailing (1.8%)
Walgreen Co.	37,500	1,771,500

Total Consumer Staples		1,771,500

Energy (4.5%)
Energy Equipment & Services (4.5%)
Grant Prideco, Inc.*	20,100	1,095,852
Noble Corp.	19,200	941,760
Smith International, Inc.	15,800	1,128,120
Tidewater, Inc.	19,400	1,219,096

Total Energy		4,384,828

Financials (20.3%)
Capital Markets (7.4%)
Charles Schwab Corp.	94,200	2,034,720
Franklin Resources, Inc.	14,800	1,887,000
Goldman Sachs Group, Inc.	8,000	1,733,920
State Street Corp.	23,600	1,608,576

		7,264,216

Commercial Banks (1.6%)
U.S. Bancorp.	49,400	1,606,982

Diversified Financial Services (3.3%)
Bank of America Corp.	27,900	1,402,533
JPMorgan Chase & Co.	39,400	1,805,308

		3,207,841

Insurance (7.2%)
Aon Corp.	22,500	1,008,225
Chubb Corp.	30,000	1,609,200
Hartford Financial Services Group, Inc.	15,300	1,416,015
Prudential Financial, Inc.	8,500	829,430
Travelers Cos., Inc.	30,300	1,525,302
W.R. Berkley Corp.	22,050	653,341

		7,041,513

Thrifts & Mortgage Finance (0.8%)
Washington Mutual, Inc.	22,100	780,351

Total Financials		19,900,903

Health Care (20.1%)
Biotechnology (5.0%)
Amgen, Inc.*	16,700	944,719
Biogen Idec, Inc.*	27,900	1,850,607
Gilead Sciences, Inc.*	52,000	$2,125,240

		4,920,566

Health Care Equipment & Supplies (3.5%)
Medtronic, Inc.	4,950	279,230
St. Jude Medical, Inc.*	21,700	956,319
Stryker Corp.	31,000	2,131,560

		3,367,109

Health Care Providers & Services (4.2%)
CIGNA Corp.	34,200	1,822,518
Express Scripts, Inc.*	40,200	2,243,964

		4,066,482

Pharmaceuticals (7.4%)
Bristol-Myers Squibb Co.	76,600	2,207,612
Forest Laboratories, Inc.*	35,400	1,320,066
Johnson & Johnson	22,600	1,484,820
Pfizer, Inc.	55,750	1,361,972
Teva Pharmaceutical Industries Ltd. (ADR)	19,900	884,953

		7,259,423

Total Health Care		19,613,580

Industrials (1.7%)
Commercial Services & Supplies (0.8%)
R.R. Donnelley & Sons Co.	22,300	815,288

Machinery (0.9%)
Danaher Corp.	9,900	818,829

Total Industrials		1,634,117

Information Technology (30.9%)
Communications Equipment (7.6%)
Cisco Systems, Inc.*	64,185	2,125,165
Juniper Networks, Inc.*	40,800	1,493,688
Nokia Oyj (ADR)	47,900	1,816,847
Research In Motion Ltd.*	20,100	1,980,855

		7,416,555

Computers & Peripherals (10.9%)
Apple, Inc.*	21,600	3,316,464
EMC Corp.*	91,400	1,901,120
Hewlett-Packard Co.	46,900	2,335,151
International Business Machines Corp.	16,898	1,990,585
NCR Corp.*	21,700	1,080,660

		10,623,980

Internet Software & Services (2.2%)
eBay, Inc.*	54,100	2,110,982

IT Services (4.8%)
Cognizant Technology Solutions Corp., Class A*	14,700	1,172,619
Electronic Data Systems Corp.	32,300	705,432
Infosys Technologies Ltd. (ADR)	32,600	1,577,514
Paychex, Inc.	30,800	1,262,800

		4,718,365

Office Electronics (0.9%)
Xerox Corp.*	50,800	880,872

Semiconductors & Semiconductor Equipment (4.5%)
KLA-Tencor Corp.	16,600	925,948
Lam Research Corp.*	16,600	884,116
NVIDIA Corp.*	72,750	2,636,460

		4,446,524

Total Information Technology		30,197,278

Telecommunication Services (5.5%)
Diversified Telecommunication Services (3.2%)
AT&T, Inc.	73,760	3,120,786

Wireless Telecommunication Services (2.3%)
Mobile Telesystems OJSC (ADR)	10,100	700,031

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Vimpel-Communications OJSC (Sponsored ADR)	32,500	$878,800
Vodafone Group plc (ADR)	18,900	686,070

		2,264,901

Total Telecommunication Services		5,385,687

Total Common Stocks (99.1%) (Cost $77,731,403)		96,878,278

	Principal Amount

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (1.9%)
CDC Financial Products, Inc.
5.40%, 11/28/07 (l)	$250,000	250,000
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	1,562,690	1,562,690

Total Short-Term Investments of Cash Collateral for Securities Loaned		1,812,690

Time Deposit (1.0%)
JPMorgan Chase Nassau
4.43%, 10/1/07	1,002,984	1,002,984

Total Short-Term Investments (2.9%) (Amortized Cost $2,815,674)		2,815,674

Total Investments (102.0%) (Cost/Amortized Cost $80,547,077)		99,693,952
Other Assets Less Liabilities (-2.0%)		(1,922,596)

Net Assets (100%)		$97,771,356

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$30,861,114
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$30,430,222

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,208,646
Aggregate gross unrealized depreciation	(2,105,358)

Net unrealized appreciation	$19,103,288

Federal income tax cost of investments	$80,590,664

At September 30, 2007, the Portfolio had loaned securities with a total value of $1,748,971. This was secured by collateral of $1,812,690 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.5%)
Hotels, Restaurants & Leisure (4.0%)
Las Vegas Sands Corp.*	141,900	$18,932,298
Starbucks Corp.*	37,500	982,500

		19,914,798

Household Durables (0.5%)
Jarden Corp.*	76,500	2,366,910

Internet & Catalog Retail (0.3%)
IAC/InterActiveCorp.*	58,700	1,741,629

Media (2.6%)
Getty Images, Inc.*	5,900	164,256
Omnicom Group, Inc.	40,400	1,942,836
Time Warner Cable, Inc., Class A*	110,400	3,621,120
Time Warner, Inc.	221,300	4,063,068
Walt Disney Co.	61,200	2,104,668
XM Satellite Radio Holdings, Inc., Class A*	54,500	772,265

		12,668,213

Multiline Retail (3.1%)
Target Corp.	240,700	15,301,299

Specialty Retail (3.8%)
Best Buy Co., Inc.	93,700	4,312,074
Home Depot, Inc.	35,300	1,145,132
Lowe’s Cos., Inc.	343,100	9,613,662
Urban Outfitters, Inc.*^	159,200	3,470,560

		18,541,428

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.*	22,000	1,039,940

Total Consumer Discretionary		71,574,217

Consumer Staples (5.6%)
Beverages (3.3%)
Coca-Cola Co.	27,900	1,603,413
PepsiCo, Inc.	201,100	14,732,586

		16,335,999

Food & Staples Retailing (0.6%)
Sysco Corp.	74,000	2,633,660

Household Products (0.5%)
Energizer Holdings, Inc.*	22,900	2,538,465

Personal Products (1.2%)
Avon Products, Inc.	71,700	2,690,901
Bare Escentuals, Inc.*	129,100	3,210,717

		5,901,618

Total Consumer Staples		27,409,742

Energy (4.3%)
Energy Equipment & Services (3.7%)
Baker Hughes, Inc.	39,700	3,587,689
Schlumberger Ltd.	106,900	11,224,500
Weatherford International Ltd.*	54,800	3,681,464

		18,493,653

Oil, Gas & Consumable Fuels (0.6%)
EOG Resources, Inc.	40,600	2,936,598

Total Energy		21,430,251

Financials (6.9%)
Capital Markets (0.3%)
American Capital Strategies Ltd.^	22,000	940,060
Goldman Sachs Group, Inc.	3,400	736,916

		1,676,976

Commercial Banks (1.0%)
Wachovia Corp.	98,400	4,934,760

Consumer Finance (2.3%)
AmeriCredit Corp.*	65,400	$1,149,732
Capital One Financial Corp.	23,200	1,541,176
SLM Corp.	172,100	8,548,207

		11,239,115

Diversified Financial Services (0.2%)
JPMorgan Chase & Co.	21,400	980,548

Insurance (2.8%)
Aflac, Inc.	65,600	3,741,824
Ambac Financial Group, Inc.	36,700	2,308,797
American International Group, Inc.	102,900	6,961,185
Progressive Corp.	42,300	821,043

		13,832,849

Thrifts & Mortgage Finance (0.3%)
Washington Mutual, Inc.	34,100	1,204,071

Total Financials		33,868,319

Health Care (18.1%)
Biotechnology (5.8%)
Amylin Pharmaceuticals, Inc.*^	33,500	1,675,000
Genentech, Inc.*	166,500	12,990,330
ImClone Systems, Inc.*	209,900	8,677,266
Millennium Pharmaceuticals, Inc.*	500,900	5,084,135

		28,426,731

Health Care Equipment & Supplies (3.7%)
Baxter International, Inc.	139,300	7,839,804
Kyphon, Inc.*	20,500	1,435,000
Medtronic, Inc.	159,500	8,997,395

		18,272,199

Health Care Providers & Services (1.5%)
DaVita, Inc.*	63,300	3,999,294
UnitedHealth Group, Inc.	74,600	3,612,878

		7,612,172

Health Care Technology (1.5%)
Cerner Corp.*^	122,000	7,296,820

Pharmaceuticals (5.6%)
Allergan, Inc.	92,600	5,969,922
AstraZeneca plc (Sponsored ADR)	107,300	5,372,511
Forest Laboratories, Inc.*	88,200	3,288,978
Sepracor, Inc.*	196,300	5,398,250
Teva Pharmaceutical Industries Ltd. (ADR)	109,684	4,877,648
Wyeth	56,300	2,508,165

		27,415,474

Total Health Care		89,023,396

Industrials (10.6%)
Aerospace & Defense (0.8%)
Boeing Co.	16,700	1,753,333
United Technologies Corp.	26,400	2,124,672

		3,878,005

Air Freight & Logistics (1.6%)
FedEx Corp.	7,200	754,200
United Parcel Service, Inc., Class B	97,100	7,292,210

		8,046,410

Airlines (0.5%)
Southwest Airlines Co.	157,400	2,329,520

Construction & Engineering (1.4%)
Fluor Corp.	50,200	7,227,796

Industrial Conglomerates (2.2%)
General Electric Co.	260,800	10,797,120

Machinery (4.1%)
Danaher Corp.^	101,200	8,370,252

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Illinois Tool Works, Inc.	196,600	$11,725,224

		20,095,476

Total Industrials		52,374,327

Information Technology (35.2%)
Communications Equipment (7.6%)
Cisco Systems, Inc.*	593,300	19,644,163
Corning, Inc.	146,400	3,608,760
Juniper Networks, Inc.*	77,800	2,848,258
Polycom, Inc.*	77,500	2,081,650
QUALCOMM, Inc.	221,600	9,364,816

		37,547,647

Computers & Peripherals (3.1%)
Apple, Inc.*	7,400	1,136,196
Brocade Communications Systems, Inc.*	1,030,700	8,822,792
Dell, Inc.*	26,800	739,680
SanDisk Corp.*	52,800	2,909,280
Seagate Technology	70,200	1,795,716

		15,403,664

Electronic Equipment & Instruments (1.5%)
Agilent Technologies, Inc.*	39,323	1,450,232
Flextronics International Ltd.*	253,800	2,837,484
Jabil Circuit, Inc.	123,300	2,816,172

		7,103,888

Internet Software & Services (9.8%)
eBay, Inc.*	347,600	13,563,352
Google, Inc., Class A*	46,200	26,207,874
Yahoo!, Inc.*	318,800	8,556,592

		48,327,818

IT Services (3.1%)
Affiliated Computer Services, Inc., Class A*	73,600	3,697,664
Paychex, Inc.	161,000	6,601,000
VeriFone Holdings, Inc.*^	115,500	5,120,115

		15,418,779

Semiconductors & Semiconductor Equipment (4.1%)
Altera Corp.	350,100	8,430,408
KLA-Tencor Corp.	91,000	5,075,980
Linear Technology Corp.	65,200	2,281,348
Maxim Integrated Products, Inc.	23,000	675,050
Silicon Laboratories, Inc.*	45,200	1,887,552
Xilinx, Inc.	61,700	1,612,838

		19,963,176

Software (6.0%)
Microsoft Corp.	408,800	12,043,248
NAVTEQ Corp.*	204,600	15,952,662
SAP AG (Sponsored ADR)^	27,000	1,584,090

		29,580,000

Total Information Technology		173,344,972

Materials (0.2%)
Chemicals (0.2%)
Monsanto Co.	10,600	908,844

Total Materials		908,844

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.6%)
Time Warner Telecom, Inc., Class A*	139,000	3,053,830

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A*	27,200	1,184,288

Total Telecommunication Services		4,238,118

Utilities (0.0%)
Independent Power Producers & Energy Traders (0.0%)
Dynegy, Inc., Class A*	2,838	$26,223

Total Utilities		26,223

Total Common Stocks (96.3%) (Cost $390,214,241)		474,198,409

INVESTMENT COMPANY:
Exchange Traded Fund (1.4%)iShares Russell 1000 Growth Index Fund^ (Cost $6,538,501)	111,000	6,852,030

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (2.7%)
CDC Financial Products, Inc.
5.40%, 11/28/07(l)	$1,000,000	1,000,000
Citigroup Global Markets, Inc.
5.40%, 10/5/07 (l)	1,000,000	1,000,000
Goldman Sachs Group, Inc.
5.37%, 8/18/08 (l)	1,000,000	1,000,000
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	8,305,082	8,305,082
Wachovia Bank N.A.
4.87%, 6/27/08 (l)	1,999,856	1,999,856

Total Short-Term Investments of Cash Collateral for Securities Loaned		13,304,938

Time Deposit (2.3%)
JPMorgan Chase Nassau
4.43%, 10/1/07	11,226,313	11,226,313

Total Short-Term Investments (Amortized Cost $24,531,251)		24,531,251

Total Investments (102.7%) (Cost/Amortized Cost $421,283,993)		505,581,690

Other Assets Less Liabilities (-2.7%)		(13,418,964)

Net Assets (100%)		$492,162,726

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$132,840,305
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$101,273,351

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$95,911,028
Aggregate gross unrealized depreciation	(13,054,718)

Net unrealized appreciation	$82,856,310

Federal income tax cost of investments	$422,725,380

At September 30, 2007, the Portfolio had loaned securities with a total value of $13,145,976. This was secured by collateral of $13,304,938 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $98,708,821 of which $45,560,373 expires in the year 2009, $36,146,108 expires in the year 2010 and $17,002,340 expires in the year 2011.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.5%)
Auto Components (0.7%)
Johnson Controls, Inc.^	88,500	$10,452,735
WABCO Holdings, Inc.	106,533	4,980,418

		15,433,153

Hotels, Restaurants & Leisure (2.1%)
Cheesecake Factory, Inc.*^	19,100	448,277
Las Vegas Sands Corp.*^	187,200	24,976,224
McDonald’s Corp.	271,600	14,794,052
Starwood Hotels & Resorts Worldwide, Inc.	104,500	6,348,375

		46,566,928

Household Durables (1.2%)
Fortune Brands, Inc.	123,000	10,023,270
Jarden Corp.*^	462,200	14,300,468
Leggett & Platt, Inc.^	194,300	3,722,788

		28,046,526

Internet & Catalog Retail (0.1%)
IAC/InterActiveCorp*	59,200	1,756,464

Media (1.7%)
Citadel Broadcasting Corp.^	33,067	137,559
Getty Images, Inc.*^	26,800	746,112
Omnicom Group, Inc.	168,800	8,117,592
Time Warner Cable, Inc., Class A*	167,600	5,497,280
Time Warner, Inc.	485,650	8,916,534
Walt Disney Co.	430,600	14,808,334

		38,223,411

Multiline Retail (1.3%)
Target Corp.	477,700	30,367,389

Specialty Retail (2.1%)
Best Buy Co., Inc.^	261,100	12,015,822
Lowe’s Cos., Inc.	739,800	20,729,196
Urban Outfitters, Inc.*^	640,600	13,965,080

		46,710,098

Textiles, Apparel & Luxury Goods (1.3%)
Coach, Inc.*	202,900	9,591,083
Hanesbrands, Inc.*	671,087	18,830,701

		28,421,784

Total Consumer Discretionary		235,525,753

Consumer Staples (7.9%)
Beverages (3.4%)
Coca-Cola Co.	234,900	13,499,703
Pepsi Bottling Group, Inc.	181,542	6,747,916
PepsiCo, Inc.	758,700	55,582,362

		75,829,981

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.^	178,300	10,942,271

Food Products (2.4%)
Campbell Soup Co.	86,600	3,204,200
Kraft Foods, Inc., Class A	689,314	23,788,226
Sara Lee Corp.	1,587,000	26,487,030

		53,479,456

Household Products (0.3%)
Energizer Holdings, Inc.*^	68,900	7,637,565

Personal Products (0.5%)
Avon Products, Inc.	97,100	3,644,163
Bare Escentuals, Inc.*^.	294,300	7,319,241
Estee Lauder Cos., Inc., Class A	32,700	1,388,442

		12,351,846

Tobacco (0.8%)
Altria Group, Inc.	248,772	$ 17,297,117

Total Consumer Staples		177,538,236

Energy (8.9%)
Energy Equipment & Services (3.7%)
Baker Hughes, Inc.	170,600	15,417,122
BJ Services Co.	645,300	17,132,715
Schlumberger Ltd.	199,848	20,984,040
Transocean, Inc.*	80,350	9,083,567
Weatherford International Ltd.*	296,648	19,928,813

		82,546,257

Oil, Gas & Consumable Fuels (5.2%)
Arch Coal, Inc.^	221,400	7,470,036
Chevron Corp.	177,612	16,620,931
ConocoPhillips	110,800	9,724,916
EOG Resources, Inc.	124,200	8,983,386
Exxon Mobil Corp.	235,148	21,765,299
Kinder Morgan Management LLC*^	139,756	6,533,593
Royal Dutch Shell plc, Class A (ADR)	419,850	34,503,273
Royal Dutch Shell plc, Class B (ADR)	113,947	9,355,049
Williams Cos., Inc.	82,000	2,792,920

		117,749,403

Total Energy		200,295,660

Financials (18.0%)
Capital Markets (3.2%)
American Capital
Strategies Ltd.^	261,500	11,173,895
Goldman Sachs Group, Inc.	216,600	46,945,884
Lehman Brothers Holdings, Inc.	210,200	12,975,646

		71,095,425

Commercial Banks (4.6%)
Commerce Bancorp, Inc./ New Jersey^	160,400	6,220,312
SunTrust Banks, Inc.	200,900	15,202,103
Wachovia Corp.	1,105,849	55,458,327
Wells Fargo & Co.	752,600	26,807,612

		103,688,354

Consumer Finance (3.4%)
AmeriCredit Corp.*^	964,200	16,950,636
Capital One Financial Corp.	190,500	12,654,915
SLM Corp.	961,907	47,777,921

		77,383,472

Diversified Financial Services (1.2%)
JPMorgan Chase & Co.	589,136	26,994,211

Insurance (3.4%)
Aflac, Inc.	213,600	12,183,744
Ambac Financial Group, Inc.^	119,600	7,524,036
American International Group, Inc.	356,600	24,123,990
Marsh & McLennan Cos., Inc.	370,600	9,450,300
Progressive Corp.	311,900	6,053,979
RenaissanceReinsurance Holdings Ltd.	137,000	8,961,170
XL Capital Ltd., Class A	112,800	8,933,760

		77,230,979

Real Estate Investment Trusts (REITs) (0.5%)
Douglas Emmett, Inc. (REIT)^	183,200	4,530,536
General Growth Properties, Inc. (REIT)	91,100	4,884,782

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Host Hotels & Resorts, Inc. (REIT)	63,974	$1,435,577

		10,850,895

Thrifts & Mortgage Finance (1.7%)
Hudson City Bancorp, Inc.^	699,000	10,750,620
IndyMac Bancorp, Inc.^	99,800	2,356,278
Washington Mutual, Inc.	697,941	24,644,297

		37,751,195

Total Financials		404,994,531

Health Care (13.3%)
Biotechnology (1.9%)
Genentech, Inc.*	281,500	21,962,630
ImClone Systems, Inc.*^	261,800	10,822,812
Millennium Pharmaceuticals, Inc.*^	911,100	9,247,665

		42,033,107

Health Care Equipment & Supplies (1.9%)
Baxter International, Inc.	468,600	26,372,808
Kyphon, Inc.*^	52,500	3,675,000
Medtronic, Inc.	239,600	13,515,836

		43,563,644

Health Care Providers & Services (1.6%)
DaVita, Inc.*	239,475	15,130,031
UnitedHealth Group, Inc.	442,610	21,435,602

		36,565,633

Health Care Technology (0.4%)
Cerner Corp.*^	152,600	9,127,006

Life Sciences Tools & Services (0.2%)
Thermo Fisher Scientific, Inc.*	89,000	5,137,080

Pharmaceuticals (7.3%)
Allergan, Inc.	778,112	50,164,880
AstraZeneca plc (Sponsored ADR)	931,200	46,625,184
Forest Laboratories, Inc.*	1,284,346	47,893,262
Sepracor, Inc.*	231,600	6,369,000
Teva Pharmaceutical Industries Ltd. (ADR)^	299,125	13,302,089

		164,354,415

Total Health Care		300,780,885

Industrials (12.5%)
Aerospace & Defense (1.1%)
Alliant Techsystems, Inc.*^	5,500	601,150
Boeing Co.	99,100	10,404,509
United Technologies Corp.	179,462	14,443,101

		25,448,760

Air Freight & Logistics (2.0%)
FedEx Corp.	115,600	12,109,100
United Parcel Service, Inc., Class B^	438,800	32,953,880

		45,062,980

Building Products (0.8%)
American Standard Cos., Inc.	319,600	11,384,152
Owens Corning, Inc.*^	281,100	7,041,555

		18,425,707

Construction & Engineering (1.2%)
Fluor Corp.	177,400	25,542,052

Electrical Equipment (0.3%)
Cooper Industries Ltd., Class A	130,400	6,662,136

Industrial Conglomerates (3.9%)
General Electric Co.	2,071,128	85,744,699
Tyco International Ltd.	63,037	2,795,061

		88,539,760

Machinery (3.2%)
Caterpillar, Inc.	131,100	$10,282,173
Danaher Corp.	257,700	21,314,367
Illinois Tool Works, Inc.^	589,600	35,163,744
Parker Hannifin Corp.	46,900	5,244,827

		72,005,111

Total Industrials		281,686,506

Information Technology (19.8%)
Communications Equipment (4.2%)
Cisco Systems, Inc.*	1,816,387	60,140,574
Polycom, Inc.*^	308,200	8,278,252
QUALCOMM, Inc.	593,200	25,068,632

		93,487,458

Computers & Peripherals (3.4%)
Brocade Communications Systems, Inc.*	1,587,700	13,590,712
Dell, Inc.*	868,850	23,980,260
SanDisk Corp.*	278,600	15,350,860
Seagate Technology	962,500	24,620,750

		77,542,582

Electronic Equipment & Instruments (2.5%)
Agilent Technologies, Inc.*	169,800	6,262,224
Flextronics International Ltd.*	2,492,400	27,865,032
Jabil Circuit, Inc.	972,600	22,214,184

		56,341,440

Internet Software & Services (2.6%)
eBay, Inc.*	216,484	8,447,206
Google, Inc., Class A*	81,980	46,504,794
Yahoo!, Inc.*	172,300	4,624,532

		59,576,532

IT Services (1.9%)
Affiliated Computer Services, Inc., Class A*	283,200	14,227,968
Cognizant Technology Solutions Corp., Class A*^	86,300	6,884,151
Paychex, Inc.	155,500	6,375,500
VeriFone Holdings, Inc.*^	320,500	14,207,765

		41,695,384

Semiconductors & Semiconductor Equipment (1.3%)
Qimonda AG (Sponsored ADR)*^	1,407,500	15,904,750
Silicon Laboratories, Inc.*^	325,300	13,584,528

		29,489,278

Software (3.9%)
Microsoft Corp.	1,808,552	53,279,942
NAVTEQ Corp.*	102,700	8,007,519
SAP AG (Sponsored ADR)^	345,400	20,264,618
Symantec Corp.*	379,200	7,348,896

		88,900,975

Total Information Technology		447,033,649

Materials (2.2%)
Chemicals (1.1%)
Potash Corp. of Saskatchewan, Inc.^	227,100	24,004,470

Metals & Mining (1.1%)
Alcoa, Inc.	198,800	7,777,056
Barrick Gold Corp.	290,200	11,689,256
Nucor Corp.	113,200	6,732,004

		26,198,316

Total Materials		50,202,786

Telecommunication Services (3.8%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	1,082,500	45,800,575

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Time Warner Telecom, Inc., Class A*^	462,500	$10,161,125

		55,961,700

Wireless Telecommunication Services (1.3%)
American Tower Corp., Class A*	694,800	30,251,592

Total Telecommunication Services		86,213,292

Utilities (2.3%)
Electric Utilities (1.0%)
Allegheny Energy, Inc.*	108,800	5,685,888
Edison International	195,800	10,857,110
Pinnacle West Capital Corp.	162,900	6,436,179

		22,979,177

Independent Power Producers & Energy Traders (0.6%)
AES Corp.*	635,400	12,733,416

Multi-Utilities (0.7%)
CMS Energy Corp.	594,600	10,001,172
MDU Resources Group, Inc.^	220,800	6,147,072

		16,148,244

Total Utilities		51,860,837

Total Common Stocks (99.2%) (Cost $1,846,765,886)		2,236,132,135

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (14.0%)
ANZ National Bank Ltd.
4.87%, 3/6/09 (l)	$8,996,459	8,996,459
Aspen Funding Corp.
5.30%, 10/1/07	9,995,583	9,995,583
Atlantic Asset Securitization LLC
5.30%, 10/1/07	4,997,792	4,997,792
BNP Paribas N.Y.
4.85%, 2/22/08 (l)	2,000,000	2,000,000
Citigroup Global Markets, Inc.
5.40%, 10/5/07 (l)	5,000,000	5,000,000
Eureka Securitization plc
5.41%, 11/9/07	9,862,050	9,862,050
Gemini Securitization Corp.
5.41%, 10/3/07	9,918,035	9,918,035
Goldman Sachs Group, Inc.
4.91%, 3/27/09 (l)	2,000,000	2,000,000
Lafayette Asset Securitization LLC
5.55%, 10/1/07	$14,993,063	$14,993,063
Monument Gardens Funding LLC
5.30%, 10/1/07	14,993,375	14,993,375
Monumental Global Funding II
4.90%, 3/26/10 (l)	1,000,000	1,000,000
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	220,423,528	220,423,528
Tango Finance Corp.
4.88%, 6/25/09 (l)	1,998,732	1,998,732
Unicredito Italiano Bank plc
5.77%, 8/14/08 (l)	5,000,000	5,000,000
Wachovia Bank N.A.
4.87%, 6/27/08 (l)	4,999,640	4,999,640

Total Short-Term Investments of Cash Collateral for Securities Loaned		316,178,257

Time Deposit (0.6%)
JPMorgan Chase Nassau
4.43%, 10/1/07	13,090,813	13,090,813

Total Short-Term Investments (14.6%) (Amortized Cost $329,269,070)		329,269,070

Total Investments (113.8%) (Cost/Amortized Cost $2,176,034,956)		2,565,401,205
Other Assets Less Liabilities (-13.8%)		(310,775,575)

Net Assets (100%)		$2,254,625,630

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,591,847,505
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$731,604,845

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.	$450,311,531
Aggregate gross unrealized depreciation.	(65,067,992)

Net unrealized appreciation	$385,243,539

Federal income tax cost of investments	$2,180,157,666

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

At September 30, 2007, the Portfolio had loaned securities with a total value of $303,560,275. This was secured by collateral of $316,178,257 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $174,144,819 of which $129,177,632 expires in the year 2009, $2,767,387 expires in the year 2010, $42,199,800 expires in the year 2011. Included in the capital loss carryforward amounts are $44,967,187 of losses expiring in 2010 and 2011 which may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax law. Therefore, it is possible not all of these capital losses will be available for use.

Included in the capital loss carryforward amounts are $129,177,632 of losses acquired from EQ/MFS Research Portfolio as a result of a tax free reorganization.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (25.8%)
Auto Components (0.3%)
TRW Automotive, Inc.
7.250%, 3/15/17^§	$775,000	$755,625

Automobiles (0.8%)
General Motors Corp.
8.375%, 7/15/33^	2,135,000	1,870,794

Distributors (0.2%)
Buhrmann U.S., Inc.
8.250%, 7/1/14	600,000	567,000

Diversified Consumer Services (2.2%)
Carriage Services, Inc.
7.875%, 1/15/15	915,000	915,000
Education Management LLC/ Education Management Corp.
8.750%, 6/1/14	1,770,000	1,814,250
Service Corp. International
7.375%, 10/1/14	250,000	256,875
6.750%, 4/1/16^	2,235,000	2,165,156

		5,151,281

Hotels, Restaurants & Leisure (5.4%)
American Casino & Entertainment Properties LLC
7.850%, 2/1/12	595,000	611,362
Boyd Gaming Corp.
7.750%, 12/15/12	625,000	642,187
Caesars Entertainment, Inc.
8.125%, 5/15/11	375,000	382,500
Harrahs Operating Co., Inc.
6.500%, 6/1/16	2,870,000	2,339,050
Landry’s Restaurants, Inc., Series B
7.500%, 12/15/14	785,000	781,075
MGM MIRAGE
8.500%, 9/15/10	550,000	574,750
6.750%, 9/1/12	400,000	393,500
6.625%, 7/15/15	1,180,000	1,119,525
7.625%, 1/15/17^	490,000	485,100
Mohegan Tribal Gaming Authority
7.125%, 8/15/14^	1,250,000	1,253,125
Seminole Hard Rock Entertainment, Inc./ Seminole Hard Rock International LLC
8.194%, 3/15/14 §(l)	760,000	741,950
Seneca Gaming Corp.
7.250%, 5/1/12	285,000	287,138
Speedway Motorsports, Inc.
6.750%, 6/1/13	1,035,000	1,019,475
Station Casinos, Inc.
6.875%, 3/1/16	2,200,000	1,914,000
6.625%, 3/15/18	200,000	167,500
Turning Stone Resort Casino Enterprise
9.125%, 9/15/14 §	175,000	181,125

		12,893,362

Household Durables (0.5%)
American Greetings Corp.
7.375%, 6/1/16	150,000	145,500
K. Hovnanian Enterprises, Inc.
7.500%, 5/15/16^	385,000	306,075
KB Home
6.250%, 6/15/15^	660,000	563,475
Standard-Pacific Corp.
6.875%, 5/15/11^	140,000	106,400

		1,121,450

Internet & Catalog Retail (0.5%)
FTD, Inc.
7.750%, 2/15/14^	$1,304,000	$1,238,800

Leisure Equipment & Products (0.5%)
Steinway Musical Instruments, Inc.
7.000%, 3/1/14 §	1,145,000	1,087,750

Media (13.1%)
Allbritton Communications Co.
7.750%, 12/15/12	935,000	944,350
CBD Media, Inc./CBD Finance
8.625%, 6/1/11	175,000	182,985
CCH I Holdings LLC/ CCH I Holdings Capital Corp.
11.000%, 10/1/15	2,785,000	2,819,812
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.
8.375%, 4/30/14 §	1,925,000	1,934,625
Citadel Communications Corp.
6.825%, 6/12/14	2,450,000	2,331,330
CSC Holdings, Inc., Series B
8.125%, 7/15/09^	210,000	213,675
Dex Media West LLC/
Dex Media Finance Co., Series B
8.500%, 8/15/10	820,000	842,550
9.875%, 8/15/13	240,000	255,300
Echostar DBS Corp.
6.375%, 10/1/11	250,000	251,250
7.125%, 2/1/16^	575,000	590,813
Idearc, Inc.
8.000%, 11/15/16	2,230,000	2,224,425
Inmarsat Finance plc
7.625%, 6/30/12	575,000	592,250
Intelsat Bermuda Ltd.
11.409%, 6/15/13 (l)	1,375,000	1,436,875
Intelsat Corp.
9.000%, 8/15/14	406,000	418,180
Intelsat Intermediate Holding Co., Ltd.
0.000%, 2/1/15^ (e)	2,250,000	1,850,625
Intelsat Subsidiary Holding Co., Ltd.
8.625%, 1/15/15	2,435,000	2,483,700
Liberty Media LLC
8.250%, 2/1/30	500,000	490,000
Mediacom Broadband LLC
8.500%, 10/15/15^	967,000	969,417
Mediacom LLC/Mediacom Capital Corp.
9.500%, 1/15/13	1,060,000	1,073,250
Quebecor Media, Inc.
7.750%, 3/15/16	900,000	858,375
7.750%, 3/15/16 §	350,000	333,813
R.H. Donnelley Corp.
6.875%, 1/15/13^	315,000	297,675
Series A-1
6.875%, 1/15/13	1,735,000	1,639,575
Series A-2
6.875%, 1/15/13^	960,000	907,200
R.H. Donnelley, Inc.
10.875%, 12/15/12	225,000	239,625
Sinclair Broadcast Group, Inc.
8.000%, 3/15/12^	400,000	409,000
Univision Communications, Inc., Term Loan
7.605%, 12/31/49 (l)	144,966	137,718
7.610%, 12/31/49 (l)	2,255,034	2,142,282
(PIK)
9.750%, 3/15/15^ §	2,005,000	1,954,875

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Videotron Ltd.
6.875%, 1/15/14	$350,000	$343,875

		31,169,425

Multiline Retail (0.4%)
Neiman Marcus Group, Inc. (PIK)
9.000%, 10/15/15	750,000	798,750
Saks, Inc.
8.250%, 11/15/08	57,000	57,285

		856,035

Specialty Retail (0.9%)
Asbury Automotive Group, Inc.
8.000%, 3/15/14	475,000	458,375
AutoNation, Inc.
7.000%, 4/15/14^	550,000	525,250
Michaels Stores, Inc.
10.000%, 11/1/14 §	760,000	779,000
10.000%, 11/1/14	445,000	456,125

		2,218,750

Textiles, Apparel & Luxury Goods (1.0%)
INVISTA
9.250%, 5/1/12 §	450,000	472,500
Levi Strauss & Co.
8.875%, 4/1/16^	725,000	746,750
Perry Ellis International, Inc., Series B
8.875%, 9/15/13	680,000	668,100
Phillips-Van Heusen Corp.
7.250%, 2/15/11^	450,000	454,500
8.125%, 5/1/13	125,000	128,438

		2,470,288

Total Consumer Discretionary		61,400,560

Consumer Staples (5.0%)
Beverages (1.1%)
Constellation Brands, Inc.
7.250%, 9/1/16	950,000	950,000
Series B
8.125%, 1/15/12^	400,000	407,000
Cott Beverages USA, Inc.
8.000%, 12/15/11	1,225,000	1,206,625

		2,563,625

Food & Staples Retailing (1.6%)
Albertson’s, Inc.
7.450%, 8/1/29	215,000	206,960
Ingles Markets, Inc.
8.875%, 12/1/11	750,000	765,000
Pantry, Inc.
7.750%, 2/15/14^	1,635,000	1,577,775
SUPERVALU, Inc.
7.500%, 11/15/14	1,210,000	1,231,175

		3,780,910

Food Products (1.7%)
Dole Foods Co., Inc.
8.625%, 5/1/09	832,000	834,080
Pilgrim’s Pride Corp.
7.625%, 5/1/15	200,000	203,000
8.375%, 5/1/17^	850,000	867,000
Smithfield Foods, Inc.
7.625%, 2/15/08^	350,000	350,000
7.750%, 7/1/17^	565,000	579,125
Series B
7.750%, 5/15/13^	1,205,000	1,229,100

		4,062,305

Household Products (0.4%)
Central Garden & Pet Co.
9.125%, 2/1/13	$1,165,000	$1,092,187

Personal Products (0.2%)
Elizabeth Arden, Inc.
7.750%, 1/15/14^	385,000	379,225

Total Consumer Staples		11,878,252

Energy (7.3%)
Energy Equipment & Services (0.7%)
Complete Production Services, Inc.
8.000%, 12/15/16	750,000	741,563
Dresser-Rand Group, Inc.
7.375%, 11/1/14	938,000	935,655

		1,677,218

Oil, Gas & Consumable Fuels (6.6%)
Atlas Pipeline Partners LP
8.125%, 12/15/15^	625,000	615,625
Chesapeake Energy Corp.
6.625%, 1/15/16	2,225,000	2,213,875
Compton Petroleum Finance Corp.
7.625%, 12/1/13	1,925,000	1,857,625
Denbury Resources, Inc.
7.500%, 12/15/15	375,000	384,375
Ferrellgas Escrow LLC/ Ferrellgas Finance Escrow Corp.
6.750%, 5/1/14	1,400,000	1,365,000
Forest Oil Corp.
7.250%, 6/15/19^ §	135,000	135,000
Inergy LP/Inergy Finance Corp.
6.875%, 12/15/14^	200,000	193,000
Kinder Morgan, Inc., Bank Loan
6.820%, 5/22/14 (l)	2,372,121	2,324,086
OPTI Canada, Inc.
7.875%, 12/15/14 §	745,000	745,000
8.250%, 12/15/14^§	490,000	493,675
Plains Exploration & Production Co.
7.000%, 3/15/17	1,215,000	1,136,025
Pogo Producing Co.
6.875%, 10/1/17^	360,000	361,800
Sabine Pass LNG LP
7.250%, 11/30/13	350,000	344,750
7.500%, 11/30/16	1,790,000	1,763,150
Teekay Corp.
8.875%, 7/15/11	525,000	551,250
Williams Cos., Inc.
7.125%, 9/1/11	650,000	673,562
Williams Partners LP/
Williams Partners Finance Corp.
7.250%, 2/1/17	475,000	484,500

		15,642,298

Total Energy		17,319,516

Financials (11.4%)
Capital Markets (1.3%)
Arch Western Finance LLC
6.750%, 7/1/13	1,800,000	1,764,000
E*TRADE Financial Corp.
8.000%, 6/15/11	910,000	905,450
7.375%, 9/15/13	525,000	490,875

		3,160,325

Consumer Finance (5.6%)
Ford Motor Credit Co. LLC
7.875%, 6/15/10	8,290,000	8,103,674

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
GMAC LLC
6.875%, 9/15/11	$5,425,000	$5,162,777

		13,266,451

Diversified Financial Services (3.3%)
American Real Estate Partners LP/ American Real Estate Finance Corp.
7.125%, 2/15/13^	200,000	190,500
Di Finance LLC/DynCorp International, Series B
9.500%, 2/15/13	531,000	549,585
Hawker Beechcraft Acquisition Co. LLC/ Hawker Beechcraft Notes Co. (PIK)
8.875%, 4/1/15 §	1,930,000	1,944,475
KAR Holdings, Inc.
8.750%, 5/1/14 §	3,450,000	3,303,375
NSG Holdings LLC/NSG Holdings, Inc.
7.750%, 12/15/25 §	635,000	628,650
Rainbow National Services LLC
10.375%, 9/1/14 §	680,000	746,300
Regency Energy Partners LP/ Regency Energy Finance Corp.
8.375%, 12/15/13 §	452,000	473,470

		7,836,355

Real Estate Investment Trusts (REITs) (0.8%)
Felcor Lodging LP (REIT)
8.500%, 6/1/11	1,349,000	1,423,194
Host Marriott LP (REIT)
7.125%, 11/1/13^	125,000	125,938
Series M (REIT)
7.000%, 8/15/12	125,000	125,938
Ventas Realty LP/ Ventas Capital Corp. (REIT)
7.125%, 6/1/15	275,000	280,500

		1,955,570

Real Estate Management & Development (0.4%)
Realogy Corp.
12.375%, 4/15/15^ §	1,140,000	860,700

Total Financials		27,079,401

Health Care (5.2%)
Health Care Equipment & Supplies (0.5%)
Advanced Medical Optics, Inc.
7.500%, 5/1/17	700,000	644,000
Boston Scientific Corp.
6.400%, 6/15/16	570,000	520,125

		1,164,125

Health Care Providers & Services (4.7%)
Community Health Systems, Inc.
8.875%, 7/15/15 §	1,570,000	1,613,175
7.760%, 12/31/49 (l)	170,147	166,914
7.755%, 12/31/49 (l)	1,920,534	1,884,044
7.760%, 12/31/49 (l)	659,319	646,792
HCA, Inc.
6.950%, 5/1/12^	3,570,000	3,329,025
6.300%, 10/1/12	1,215,000	1,091,981
6.750%, 7/15/13	285,000	256,500
9.250%, 11/15/16 §	740,000	786,250
(PIK)
9.625%, 11/15/16 §	825,000	880,688
U.S. Oncology, Inc.
9.000%, 8/15/12	600,000	604,500

		11,259,869

Life Sciences Tools & Services (0.0%)
Fisher Scientific International, Inc.
6.125%, 7/1/15	75,000	73,632

Total Health Care		12,497,626

Industrials (8.9%)
Aerospace & Defense (2.9%)
Alion Science and Technology Corp.
10.250%, 2/1/15	$1,270,000	$1,152,525
Alliant Techsystems, Inc.
6.750%, 4/1/16	200,000	198,000
Bombardier, Inc.
6.750%, 5/1/12 §	1,200,000	1,203,000
DRS Technologies, Inc.
6.625%, 2/1/16	750,000	740,625
Esterline Technologies Corp.
7.750%, 6/15/13^	1,365,000	1,385,475
L-3 Communications Corp.
6.125%, 7/15/13^	75,000	73,687
Moog, Inc.
6.250%, 1/15/15	450,000	432,000
TransDigm, Inc.
7.750%, 7/15/14	1,790,000	1,807,900

		6,993,212

Building Products (0.7%)
Goodman Global Holdings, Inc., Series B
8.360%, 6/15/12 (l)	1,660,000	1,643,400

Commercial Services & Supplies (1.9%)
Allied Waste Industries, Inc.
7.400%, 9/15/35	758,000	712,520
Allied Waste North America, Inc., Series B
7.125%, 5/15/16^	1,025,000	1,048,062
ARAMARK Services, Inc.
8.500%, 2/1/15^	1,975,000	2,014,500
Browning-Ferris Industries, Inc.
6.375%, 1/15/08^	150,000	149,438
Corrections Corp. of America
7.500%, 5/1/11	195,000	196,463
6.750%, 1/31/14^	375,000	374,531

		4,495,514

Electrical Equipment (0.7%)
Baldor Electric Co.
8.625%, 2/15/17^	1,430,000	1,494,350
General Cable Corp.
7.125%, 4/1/17^	50,000	49,000
Thomas & Betts Corp.
7.250%, 6/1/13	120,000	124,432

		1,667,782

Machinery (0.8%)
Douglas Dynamics LLC
7.750%, 1/15/12 §	350,000	315,000
Mueller Water Products, Inc.
7.375%, 6/1/17^ §	950,000	883,500
Trinity Industries, Inc.
6.500%, 3/15/14	625,000	600,000

		1,798,500

Road & Rail (1.9%)
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc.
7.625%, 5/15/14^	705,000	692,663
Hertz Corp.
8.875%, 1/1/14	1,595,000	1,642,850
Rental Service Corp.
9.500%, 12/1/14^	1,610,000	1,537,550
United Rentals North America, Inc.
6.500%, 2/15/12	725,000	734,062

		4,607,125

Total Industrials		21,205,533

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Information Technology (2.5%)
Electronic Equipment & Instruments (0.2%)
NXP B.V./NXP Funding LLC
8.110%, 10/15/13^ (l)	$565,000	$524,744

IT Services (1.0%)
SunGard Data Systems, Inc.
9.125%, 8/15/13	1,831,000	1,904,240
4.875%, 1/15/14	495,000	431,887

		2,336,127

Semiconductors & Semiconductor Equipment (1.3%)
Freescale Semiconductor, Inc.
10.125%, 12/15/16^	2,555,000	2,376,150
(PIK)
9.125%, 12/15/14^	195,000	180,375
Sensata Technologies B.V.
8.000%, 5/1/14	455,000	443,625

		3,000,150

Total Information Technology		5,861,021

Materials (11.3%)
Chemicals (4.3%)
Airgas, Inc.
6.250%, 7/15/14	340,000	323,000
Basell AF SCA
8.375%, 8/15/15^§	1,630,000	1,487,375
Ineos Group Holdings plc
8.500%, 2/15/16^§	1,195,000	1,144,212
Lyondell Chemical Co.
8.250%, 9/15/16	2,360,000	2,660,900
ISP Chemco, Inc., Bank Loan
6.975%, 5/31/14	1,526,000	1,472,590
Mosaic Co.
7.625%, 12/1/16^ §	1,200,000	1,279,500
Nalco Co.
7.750%, 11/15/11	315,000	321,300
PolyOne Corp.
8.875%, 5/1/12^	794,000	817,820
Rockwood Specialties Group, Inc.
7.500%, 11/15/14^	750,000	748,125

		10,254,822

Construction Materials (0.4%)
Texas Industries, Inc.
7.250%, 7/15/13	450,000	448,875
U.S. Concrete, Inc.
8.375%, 4/1/14^	560,000	520,800

		969,675

Containers & Packaging (2.2%)
Ball Corp.
6.625%, 3/15/18	1,010,000	992,325
Crown Americas LLC/ Crown Americas Capital Corp.
7.750%, 11/15/15	1,760,000	1,817,200
Owens-Brockway Glass Container, Inc.
8.875%, 2/15/09	286,000	290,290
8.750%, 11/15/12	150,000	156,938
Owens-Illinois, Inc.
7.350%, 5/15/08	1,260,000	1,264,725
Smurfit-Stone Container Enterprises, Inc.
8.000%, 3/15/17^	875,000	859,687

		5,381,165

Metals & Mining (3.5%)
AK Steel Corp.
7.750%, 6/15/12^	860,000	870,750
California Steel Industries, Inc.
6.125%, 3/15/14	425,000	397,375
Foundation PA Coal Co.
7.250%, 8/1/14	$900,000	$882,000
Freeport-McMoRan Copper & Gold, Inc.
8.250%, 4/1/15	195,000	210,600
8.375%, 4/1/17	3,865,000	4,222,513
Novelis, Inc.
7.250%, 2/15/15	700,000	675,500
Steel Dynamics, Inc.
6.750%, 4/1/15 §	1,080,000	1,042,200

		8,300,938

Paper & Forest Products (0.9%)
Buckeye Technologies, Inc.
8.500%, 10/1/13^	300,000	303,000
Georgia-Pacific Corp.
8.125%, 5/15/11	515,000	522,725
9.500%, 12/1/11	155,000	163,525
Newark Group, Inc.
9.750%, 3/15/14	1,150,000	1,104,000

		2,093,250

Total Materials		26,999,850

Telecommunication Services (10.1%)
Diversified Telecommunication Services (6.3%)
Citizens Communications Co.
6.250%, 1/15/13	900,000	877,500
9.000%, 8/15/31	1,845,000	1,872,675
Level 3 Financing, Inc.
9.250%, 11/1/14^	3,460,000	3,408,100
Pathnet, Inc.
12.250%, 4/15/08 †(h)	243,268	—
Qwest Communications International, Inc.
7.500%, 2/15/14	675,000	683,438
Series B
7.500%, 2/15/14^	1,373,000	1,390,162
Qwest Corp.
8.875%, 3/15/12	800,000	873,000
7.500%, 10/1/14	250,000	260,000
Time Warner Telecom Holdings, Inc.
9.250%, 2/15/14	1,590,000	1,649,625
Williams Communications Group, Inc.
11.700%, 8/1/08 †(h)	575,000	—
Windstream Corp.
8.625%, 8/1/16	2,630,000	2,804,237
7.000%, 3/15/19	1,355,000	1,321,125

		15,139,862

Wireless Telecommunication Services (3.8%)
American Cellular Corp., Series B
10.000%, 8/1/11	170,000	177,650
Crown Castle International Corp.,
Term Loan
6.840%, 12/31/49 (l)	2,416,514	2,356,964
7.298%, 12/31/49 (l)	201,923	196,947
Dobson Cellular Systems, Inc.
8.375%, 11/1/11	800,000	849,000
9.875%, 11/1/12	1,190,000	1,285,200
Series B
8.375%, 11/1/11	400,000	424,500
Dobson Communications Corp.
8.875%, 10/1/13	640,000	681,600
MetroPCS Wireless, Inc.
9.250%, 11/1/14 §	1,675,000	1,708,500
Nextel Communications, Inc.,
Series D
7.375%, 8/1/15	345,000	350,625

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Rogers Communications, Inc.
9.625%, 5/1/11	$825,000	$929,344

		8,960,330

Total Telecommunication Services		24,100,192

Utilities (7.9%)
Electric Utilities (3.5%)
Edison Mission Energy
7.500%, 6/15/13	200,000	205,000
7.750%, 6/15/16^	895,000	926,325
7.000%, 5/15/17 §	980,000	965,300
Intergen N.V.
9.000%, 6/30/17 §	3,910,000	4,105,500
Reliant Energy, Inc.
7.875%, 6/15/17^	1,565,000	1,574,781
Tenaska Alabama Partners LP
7.000%, 6/30/21^§	636,330	639,198

		8,416,104

Gas Utilities (1.1%)
AmeriGas Partners LP
7.250%, 5/20/15	690,000	679,650
AmeriGas Partners LP/ AmeriGas Eagle Finance Corp.
7.125%, 5/20/16	850,000	826,625
Suburban Propane Partners LP/ Suburban Energy Finance Corp.
6.875%, 12/15/13	1,105,000	1,077,375

		2,583,650

Independent Power Producers & Energy Traders (3.3%)
AES Corp.
8.750%, 6/15/08	475,000	481,531
8.875%, 2/15/11	475,000	495,781
8.750%, 5/15/13 §	200,000	209,250
Dynegy Holdings, Inc.
8.375%, 5/1/16	1,955,000	1,964,775
7.750%, 6/1/19 §	2,090,000	1,998,563
Mirant North America LLC
7.375%, 12/31/13^	420,000	426,300
NRG Energy, Inc.
7.375%, 2/1/16	1,600,000	1,604,000
7.375%, 1/15/17	600,000	600,000

		7,780,200

Total Utilities		18,779,954

Total Long-Term Debt Securities (95.4%) (Cost $228,726,938)		227,121,905

CONVERTIBLE BONDS:
Consumer Discretionary (0.8%)
Automobiles (0.8%)
Ford Motor Co.
4.250%, 12/15/36	1,535,000	1,794,031

Total Consumer Discretionary		1,794,031

Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Peabody Energy Corp.
4.750%, 12/15/41	775,000	813,750

Total Energy		813,750

Total Convertible Bonds (1.1%) (Cost $2,454,571)		2,607,781

COMMON STOCKS:
Financials (0.2%)
Diversified Financial Services (0.2%)
Leucadia National Corp.^	7,818	$376,984

Total Financials		376,984

Information Technology (0.0%)
Computers & Peripherals (0.0%)
Axiohm Transaction Solutions, Inc.*†	4,056	—

Total Information Technology		—

Total Common Stocks (0.2%) (Cost $1,114,533)		376,984

	Number of Warrants
WARRANTS:
Health Care (0.0%)
Life Sciences Tools & Services (0.0%)
Charles River Laboratories International, Inc.,
$5.19, expiring 10/1/09*†	250	96,754

Total Health Care		96,754

Information Technology (0.0%)
Internet Software & Services (0.0%)
Verado Holdings, Inc.,
Class B,
$0.01, expiring 4/15/08*†	300	—

Total Information Technology		—

Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
Pathnet, Inc.,
$0.01, expiring 4/15/08*†	250	—

Total Telecommunication Services		—

Total Warrants (0.0%) (Cost $—)		96,754

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (19.0%)
BBVA Senior Finance S.A.
5.75%, 3/12/10 (l)	$1,000,000	1,000,000
Beta Finance, Inc.
4.89%, 2/17/09 (l)	1,998,923	1,998,923
Caixa d’Estalvis i Pensions de Barcelona/Catalonia
5.75%, 6/30/08 (l)	2,100,000	2,100,000
Citigroup Global Markets, Inc.
5.40%, 10/5/07 (l)	2,000,000	2,000,000
Clipper Receivables Corp.
5.30%, 10/1/07	1,999,117	1,999,117
General Electric Capital Corp.
4.90%, 3/12/10 (l)	2,000,000	2,000,000
Goldman Sachs Group, Inc.
4.91%, 3/27/09 (l)	2,000,000	2,000,000
Lafayette Asset Securitization LLC
5.55%, 10/1/07	1,999,075	1,999,075
Monument Gardens Funding LLC
5.30%, 10/1/07	1,999,117	1,999,117
Monumental Global Funding II
4.90%, 3/26/10 (l)	1,000,000	1,000,000

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Morgan Stanley,
Repurchase Agreement
5.15%, 10/1/07 (r)	$27,133,754	$27,133,754

Total Short-Term Investments of Cash Collateral for Securities Loaned		45,229,986

Time Deposit (0.8%)
JPMorgan Chase Nassau
4.43%, 10/1/07	1,920,588	1,920,588

Total Short-Term Investments (19.8%) (Amortized Cost $47,150,574)		47,150,574

Total Investments (116.5%) (Cost/Amortized Cost $279,446,616)		277,353,998
Other Assets Less Liabilities (-16.5%)		(39,202,469)

Net Assets (100%)		$238,151,529

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $96,754 or 0.04% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2007, the market value of these securities amounted to $37,833,119 or 15.89% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2007. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

PIK - Payment-in-Kind Security

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$158,180,348
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$105,945,151

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,309,157
Aggregate gross unrealized depreciation	(4,547,804)

Net unrealized depreciation	$(2,238,647)

Federal income tax cost of investments	$279,592,645

At September 30, 2007, the Portfolio had loaned securities with a total value of $44,478,588. This was secured by collateral of $45,229,986 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $24,720,759 of which $1,303,139 expires in the year 2007, $4,139,621 expires in the year 2008, $6,348,144 expires in the year 2009, $10,736,475 expires in the year 2010, $2,157,878 expires in the year 2011 and $35,502 expires in the year 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.6%)
Automobiles (0.8%)
Harley-Davidson, Inc.	81,820	$3,780,902

Diversified Consumer Services (0.9%)
H&R Block, Inc.^	199,390	4,223,080

Household Durables (0.2%)
Hunter Douglas N.V.	11,600	1,042,084

Internet & Catalog Retail (1.3%)
Amazon.com, Inc.*	45,430	4,231,805
Expedia, Inc.*	22,380	713,474
Liberty Media Corp., Interactive, Class A*	59,290	1,138,961

		6,084,240

Media (5.5%)
Comcast Corp., Special Class A*	418,850	10,035,646
Gannett Co., Inc.	15,830	691,771
Lagardere SCA	46,000	3,915,288
Liberty Media Corp., Capital Series, Class A*	11,970	1,494,215
News Corp., Class A	333,400	7,331,466
Virgin Media, Inc.	74,020	1,796,466
WPP Group plc (ADR)^	17,420	1,175,850

		26,440,702

Multiline Retail (0.3%)
Sears Holdings Corp.*^	11,760	1,495,872

Specialty Retail (1.6%)
Bed Bath & Beyond, Inc.*	96,500	3,292,580
CarMax, Inc.*^	117,560	2,389,995
Lowe’s Cos., Inc.	64,380	1,803,927

		7,486,502

Total Consumer Discretionary		50,553,382

Consumer Staples (13.8%)
Beverages (2.2%)
Diageo plc (Sponsored ADR)	75,900	6,658,707
Heineken Holding N.V.^	70,600	4,047,017

		10,705,724

Food & Staples Retailing (5.9%)
Costco Wholesale Corp.	259,800	15,943,926
CVS Caremark Corp.	165,056	6,541,169
Wal-Mart Stores, Inc.	129,200	5,639,580

		28,124,675

Food Products (0.5%)
Hershey Co.	52,230	2,423,994

Household Products (1.3%)
Procter & Gamble Co.	85,700	6,028,138

Personal Products (0.4%)
Avon Products, Inc.	50,730	1,903,897

Tobacco (3.5%)
Altria Group, Inc.	242,080	16,831,823

Total Consumer Staples		66,018,251

Energy (13.8%)
Energy Equipment & Services (1.0%)
Transocean, Inc.*	42,790	4,837,410

Oil, Gas & Consumable Fuels (12.8%)
Canadian Natural Resources Ltd.	90,500	6,855,375
China Coal Energy Co.*	1,273,600	3,784,503
ConocoPhillips	251,300	22,056,601
Devon Energy Corp.	141,900	11,806,080
EOG Resources, Inc	113,430	8,204,392
Occidental Petroleum Corp.	133,140	$8,531,611

		61,238,562

Total Energy		66,075,972

Financials (37.1%)
Capital Markets (4.0%)
Ameriprise Financial, Inc.	82,850	5,228,663
Bank of New York Mellon Corp.	197,800	8,730,892
E*TRADE Financial Corp.*	91,000	1,188,460
Morgan Stanley	37,800	2,381,400
State Street Corp.	19,560	1,333,210

		18,862,625

Commercial Banks (7.4%)
Commerce Bancorp, Inc./ New Jersey^	99,800	3,870,244
HSBC Holdings plc	645,534	11,946,298
Wachovia Corp	169,592	8,505,039
Wells Fargo & Co	311,770	11,105,247

		35,426,828

Consumer Finance (4.6%)
American Express Co.	363,100	21,557,247
Discover Financial Services*.	28,950	602,160

		22,159,407

Diversified Financial Services (5.9%)
Citigroup, Inc.	186,980	8,726,356
JPMorgan Chase & Co.	325,700	14,923,574
Moody’s Corp.	87,850	4,427,640

		28,077,570

Insurance (14.9%)
Ambac Financial Group, Inc.	33,150	2,085,466
American International Group, Inc.	278,400	18,833,760
Aon Corp.	84,560	3,789,134
Berkshire Hathaway, Inc., Class B*	3,414	13,492,128
Chubb Corp.	30,730	1,648,357
Everest Reinsurance Group Ltd.	5,900	650,416
Loews Corp.	215,860	10,436,831
Markel Corp.*	817	395,428
Millea Holdings, Inc.	100,300	4,034,179
Nipponkoa Insurance Co. Ltd.^	232,500	2,022,091
Principal Financial Group, Inc.	24,300	1,533,087
Progressive Corp.	384,270	7,458,681
Sun Life Financial, Inc.	13,870	727,482
Transatlantic Holdings, Inc.^	60,485	4,253,910

		71,360,950

Real Estate Management & Development (0.3%)
Hang Lung Group Ltd.	257,000	1,461,232

Total Financials		177,348,612

Health Care (3.5%)
Health Care Equipment & Supplies (1.1%)
Covidien Ltd.*	128,412	5,329,098

Health Care Providers & Services (2.4%)
Cardinal Health, Inc.	49,860	3,117,746
Express Scripts, Inc.*	60,200	3,360,364
UnitedHealth Group, Inc.	106,960	5,180,073

		11,658,183

Total Health Care		16,987,281

Industrials (3.6%)
Air Freight & Logistics (0.5%)
Toll Holdings Ltd.	50,800	590,964
United Parcel Service, Inc., Class B	26,980	2,026,198

		2,617,162

Industrial Conglomerates (1.2%)
Tyco International Ltd.	128,782	5,710,194

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Marine (0.7%)
China Shipping Development Co., Ltd., Class H	432,000	$1,400,387
Kuehne & Nagel International AG (Registered)	17,938	1,765,682

		3,166,069

Road & Rail (0.1%)
Asciano Group*	37,100	295,299

Transportation Infrastructure (1.1%)
China Merchants Holdings International Co., Ltd.	640,340	3,982,639
Cosco Pacific Ltd.	422,900	1,338,248

		5,320,887

Total Industrials		17,109,611

Information Technology (7.4%)
Computers & Peripherals (1.8%)
Dell, Inc.*	189,760	5,237,376
Hewlett-Packard Co.	65,180	3,245,312

		8,482,688

Electronic Equipment & Instruments (1.4%)
Agilent Technologies, Inc.*	62,200	2,293,936
Tyco Electronics Ltd.	129,212	4,577,981

		6,871,917

Internet Software & Services (0.8%)
Google, Inc., Class A*	6,680	3,789,364

IT Services (1.2%)
Iron Mountain, Inc.*	188,660	5,750,357

Semiconductors & Semiconductor Equipment (0.3%)
Texas Instruments, Inc.	42,800	1,566,052

Software (1.9%)
Microsoft Corp.	298,900	8,805,594

Total Information Technology		35,265,972

Materials (3.5%)
Construction Materials (1.2%)
Martin Marietta Materials, Inc.^	14,520	1,939,146
Vulcan Materials Co.	42,850	3,820,078

		5,759,224

Containers & Packaging (1.4%)
Sealed Air Corp.	265,840	6,794,870

Metals & Mining (0.7%)
BHP Billiton plc	44,850	1,605,854
Rio Tinto plc	19,030	1,646,188

		3,252,042

Paper & Forest Products (0.2%)
Sino-Forest Corp.*	39,800	899,516

Total Materials		16,705,652

Telecommunication Services (1.4%)
Wireless Telecommunication Services (1.4%)
SK Telecom Co., Ltd. (ADR)^	78,140	2,320,758
Sprint Nextel Corp.	226,850	4,310,150

Total Telecommunication Services		6,630,908

Total Common Stocks (94.7%) (Cost $444,023,892)		452,695,641

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (6.2%)
Rabobank USA Finance Corp. 4.99%, 10/1/07 (p)	$18,000,000	$17,997,505
Societe Generale North America, Inc. 5.05%, 10/1/07 (p)	11,864,000	11,862,336

Total Commercial Paper		29,859,841

Short-Term Investments of Cash Collateral for Securities Loaned (2.5%)
Morgan Stanley, Repurchase Agreement 5.15%, 10/1/07 (r)	11,705,134	11,705,134

Time Deposit (0.0%)
JPMorgan Chase Nassau 4.43%, 10/1/07	824	824

Total Short-Term Investments (8.7%) (Cost/Amortized Cost $41,569,958)		41,565,799

Total Investments (103.4%) (Cost/Amortized Cost $485,593,850)		494,261,440
Other Assets Less Liabilities (-3.4%)		(16,224,581)

Net Assets (100%)		$478,036,859

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR	— American Depositary Receipt

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$392,209,988
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$7,784,110

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,374,373
Aggregate gross unrealized depreciation	(18,706,837)

Net unrealized appreciation	$8,667,536

Federal income tax cost of investments	$485,593,904

At September 30, 2007, the Portfolio had loaned securities with a total value of $12,127,583. This was secured by collateral of $11,705,134 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $632,769, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the nine months ended September 30, 2007, the Portfolio incurred approximately $10,784 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.2%)
Auto Components (0.2%)
Goodyear Tire & Rubber Co.*^	58,650	$1,783,547
Johnson Controls, Inc.^	56,200	6,637,782

		8,421,329

Automobiles (0.4%)
Ford Motor Co.*^	590,147	5,010,348
General Motors Corp.^	160,950	5,906,865
Harley-Davidson, Inc.^	73,250	3,384,883

		14,302,096

Distributors (0.1%)
Genuine Parts Co.	48,500	2,425,000

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	39,850	2,396,978
H&R Block, Inc.^	91,850	1,945,383

		4,342,361

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.^	125,800	6,092,494
Darden Restaurants, Inc.	40,250	1,684,865
Harrah’s Entertainment, Inc.	53,100	4,615,983
Hilton Hotels Corp.	110,900	5,155,741
International Game Technology^	94,600	4,077,260
Marriott International, Inc., Class A	93,450	4,062,272
McDonald’s Corp.	339,600	18,498,012
Starbucks Corp.*^	210,700	5,520,340
Starwood Hotels & Resorts Worldwide, Inc.	61,200	3,717,900
Wendy’s International, Inc.	24,750	864,023
Wyndham Worldwide Corp.^	51,845	1,698,442
Yum! Brands, Inc.	148,980	5,039,993

		61,027,325

Household Durables (0.5%)
Black & Decker Corp.	18,750	1,561,875
Centex Corp.^	33,900	900,723
D.R. Horton, Inc.^	77,650	994,697
Fortune Brands, Inc.	43,450	3,540,740
Harman International Industries, Inc.	18,600	1,609,272
KB Home^	21,850	547,561
Leggett & Platt, Inc.^	50,350	964,706
Lennar Corp., Class A^	39,600	896,940
Newell Rubbermaid, Inc.	79,276	2,284,734
Pulte Homes, Inc.^	60,400	822,044
Snap-On, Inc.	16,500	817,410
Stanley Works	23,750	1,333,087
Whirlpool Corp.	22,466	2,001,721

		18,275,510

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*^	88,450	8,239,117
IAC/InterActiveCorp.*	62,150	1,843,991

		10,083,108

Leisure Equipment & Products (0.2%)
Brunswick Corp.^	25,650	586,359
Eastman Kodak Co.^	81,800	2,188,968
Hasbro, Inc.^	45,308	1,263,187
Mattel, Inc.	111,850	2,624,001

		6,662,515

Media (3.0%)
CBS Corp., Class B	208,400	6,564,600
Clear Channel Communications, Inc.	141,140	5,284,281
Comcast Corp., Class A*	885,250	21,405,345
DIRECTV Group, Inc.*	219,310	5,324,847
Dow Jones & Co., Inc.	18,550	1,107,435
E.W. Scripps Co., Class A^	23,700	995,400
Gannett Co., Inc.	66,750	$2,916,975
Interpublic Group of Cos., Inc.*^	132,900	1,379,502
McGraw-Hill Cos., Inc.	97,600	4,968,816
Meredith Corp.	11,050	633,165
New York Times Co., Class A^	40,850	807,196
News Corp., Class A	662,500	14,568,375
Omnicom Group, Inc.	94,100	4,525,269
Time Warner, Inc.	1,076,800	19,770,048
Tribune Co.^	24,009	655,926
Viacom, Inc., Class B*	196,000	7,638,120
Walt Disney Co.	563,700	19,385,643

		117,930,943

Multiline Retail (0.9%)
Big Lots, Inc.*^	31,150	929,516
Dillard’s, Inc., Class A^	17,250	376,568
Family Dollar Stores, Inc.	42,850	1,138,096
J.C. Penney Co., Inc.	64,050	4,058,848
Kohl’s Corp.*	91,800	5,262,894
Macy’s, Inc.	130,672	4,223,319
Nordstrom, Inc.^	63,800	2,991,582
Sears Holdings Corp.*^	21,962	2,793,566
Target Corp.	242,200	15,396,654

		37,171,043

Specialty Retail (1.6%)
Abercrombie & Fitch Co.	25,134	2,028,314
AutoNation, Inc.*^	42,939	760,879
AutoZone, Inc.*	13,600	1,579,504
Bed Bath & Beyond, Inc.*	77,850	2,656,242
Best Buy Co., Inc.	115,175	5,300,353
Circuit City Stores, Inc.^	39,250	310,468
Gap, Inc.	150,775	2,780,291
Home Depot, Inc.	479,208	15,545,508
Limited Brands, Inc.^	97,307	2,227,357
Lowe’s Cos., Inc.	428,150	11,996,763
Office Depot, Inc.*	78,650	1,621,763
OfficeMax, Inc.^	21,400	733,378
RadioShack Corp.^	38,550	796,443
Sherwin-Williams Co.^	31,150	2,046,866
Staples, Inc.	203,425	4,371,603
Tiffany & Co.	38,900	2,036,415
TJX Cos., Inc.	129,400	3,761,658

		60,553,805

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.*	105,550	4,989,348
Jones Apparel Group, Inc.	30,950	653,974
Liz Claiborne, Inc.	29,700	1,019,601
NIKE, Inc., Class B	107,850	6,326,481
Polo Ralph Lauren Corp.^	17,450	1,356,737
VF Corp.	25,400	2,051,050

		16,397,191

Total Consumer Discretionary		357,592,226

Consumer Staples (9.5%)
Beverages (2.2%)
Anheuser-Busch Cos., Inc.	216,100	10,802,839
Brown-Forman Corp., Class B^	22,400	1,677,984
Coca-Cola Co.	571,700	32,855,599
Coca-Cola Enterprises, Inc.^	79,350	1,921,857
Constellation Brands, Inc., Class A*^	54,950	1,330,340
Molson Coors Brewing Co., Class B	13,450	1,340,561
Pepsi Bottling Group, Inc.	37,400	1,390,158
PepsiCo, Inc.	463,410	33,949,417

		85,268,755

Food & Staples Retailing (2.3%)
Costco Wholesale Corp.^	127,050	7,797,058
CVS Caremark Corp.	439,045	17,399,353
Kroger Co.	201,400	5,743,928

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Safeway, Inc.	125,650	$4,160,272
SUPERVALU, Inc.	59,079	2,304,672
Sysco Corp.^	175,800	6,256,722
Wal-Mart Stores, Inc.	689,600	30,101,040
Walgreen Co.	284,650	13,446,866
Whole Foods Market, Inc.^	40,250	1,970,640

		89,180,551

Food Products (1.4%)
Archer-Daniels-Midland Co.	185,616	6,140,177
Campbell Soup Co.^	61,700	2,282,900
ConAgra Foods, Inc.	141,650	3,701,314
Dean Foods Co.	36,960	945,437
General Mills, Inc.	98,550	5,716,885
H.J. Heinz Co.	92,400	4,268,880
Hershey Co.	48,800	2,264,808
Kellogg Co.	71,300	3,992,800
Kraft Foods, Inc., Class A^	456,331	15,747,983
McCormick & Co., Inc. (Non-Voting)	37,000	1,330,890
Sara Lee Corp.	208,900	3,486,541
Tyson Foods, Inc., Class A	71,850	1,282,523
Wm. Wrigley Jr. Co.	61,325	3,938,905

		55,100,043

Household Products (2.2%)
Clorox Co.	39,350	2,399,957
Colgate-Palmolive Co.	145,500	10,377,060
Kimberly-Clark Corp.^	121,394	8,529,142
Procter & Gamble Co.	895,760	63,007,758

		84,313,917

Personal Products (0.2%)
Avon Products, Inc.	124,850	4,685,621
Estee Lauder Cos., Inc., Class A	33,500	1,422,410

		6,108,031

Tobacco (1.2%)
Altria Group, Inc.	598,300	41,599,799
Reynolds American, Inc.^	48,700	3,096,833
UST, Inc.^	45,550	2,259,280

		46,955,912

Total Consumer Staples		366,927,209

Energy (11.7%)
Energy Equipment & Services (2.4%)
Baker Hughes, Inc.	91,110	8,233,611
BJ Services Co.^	83,400	2,214,270
ENSCO International, Inc.	42,450	2,381,445
Halliburton Co.	260,050	9,985,920
Nabors Industries Ltd.*	80,000	2,461,600
National Oilwell Varco, Inc.*	50,600	7,311,700
Noble Corp.	76,200	3,737,610
Rowan Cos., Inc.^	31,500	1,152,270
Schlumberger Ltd.	335,300	35,206,500
Smith International, Inc.^	57,060	4,074,084
Transocean, Inc.*^	82,042	9,274,848
Weatherford International Ltd.*	96,000	6,449,280

		92,483,138

Oil, Gas & Consumable Fuels (9.3%)
Anadarko Petroleum Corp.	131,994	7,094,677
Apache Corp.	94,230	8,486,354
Chesapeake Energy Corp.^	116,500	4,107,790
Chevron Corp.	611,434	57,217,994
ConocoPhillips	464,984	40,811,646
Consol Energy, Inc.	51,800	2,413,880
Devon Energy Corp.	126,600	10,533,120
El Paso Corp.	199,196	3,380,356
EOG Resources, Inc	69,600	5,034,168
Exxon Mobil Corp.	1,602,508	148,328,140
Hess Corp.	77,650	5,166,055
Marathon Oil Corp.	195,114	$11,125,400
Murphy Oil Corp.^	53,500	3,739,115
Occidental Petroleum Corp.	237,200	15,199,776
Peabody Energy Corp.^	75,350	3,607,005
Spectra Energy Corp.	179,656	4,397,979
Sunoco, Inc.	34,600	2,448,988
Tesoro Corp.	39,254	1,806,469
Valero Energy Corp.	156,135	10,489,149
Williams Cos., Inc.	170,300	5,800,418
XTO Energy, Inc.^	109,016	6,741,549

		357,930,028

Total Energy		450,413,166

Financials (19.7%)
Capital Markets (3.4%)
American Capital Strategies Ltd.^	50,239	2,146,712
Ameriprise Financial, Inc.	66,890	4,221,428
Bank of New York Mellon Corp.	321,319	14,183,021
Bear Stearns Cos., Inc.^	33,903	4,163,627
Charles Schwab Corp.	268,425	5,797,980
E*TRADE Financial Corp.*	121,400	1,585,484
Federated Investors, Inc., Class B	25,200	1,000,440
Franklin Resources, Inc.	46,900	5,979,750
Goldman Sachs Group, Inc.	116,250	25,196,025
Janus Capital Group, Inc.^	49,900	1,411,172
Legg Mason, Inc.^	37,400	3,152,446
Lehman Brothers Holdings, Inc.^	151,500	9,352,095
Merrill Lynch & Co., Inc.	247,700	17,656,056
Morgan Stanley	299,860	18,891,180
Northern Trust Corp.	53,700	3,558,699
State Street Corp.^	113,020	7,703,443
T. Rowe Price Group, Inc.^	75,550	4,207,380

		130,206,938

Commercial Banks (3.5%)
BB&T Corp.	154,350	6,234,196
Comerica, Inc.	44,350	2,274,268
Commerce Bancorp, Inc./ New Jersey^	54,450	2,111,571
Fifth Third Bancorp	156,417	5,299,408
First Horizon National Corp.^	35,750	953,095
Huntington Bancshares, Inc./Ohio	103,888	1,764,018
KeyCorp.	111,550	3,606,412
M&T Bank Corp.	21,550	2,229,348
Marshall & Ilsley Corp.	73,750	3,228,038
National City Corp.	182,450	4,577,670
PNC Financial Services Group, Inc.	98,127	6,682,449
Regions Financial Corp.^	200,402	5,907,851
SunTrust Banks, Inc.^	101,500	7,680,505
Synovus Financial Corp.	93,000	2,608,650
U.S. Bancorp	494,595	16,089,175
Wachovia Corp.	544,280	27,295,642
Wells Fargo & Co.	950,050	33,840,781
Zions Bancorp	31,300	2,149,371

		134,532,448

Consumer Finance (0.9%)
American Express Co.	338,100	20,072,997
Capital One Financial Corp.^	117,598	7,812,035
Discover Financial Services*	149,880	3,117,504
SLM Corp.	117,000	5,811,390

		36,813,926

Diversified Financial Services (5.0%)
Bank of America Corp.	1,262,422	63,461,954
CIT Group, Inc.	54,550	2,192,910
Citigroup, Inc.	1,407,166	65,672,437
CME Group, Inc.	15,801	9,280,717
IntercontinentalExchange, Inc.*	19,952	3,030,709

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
JPMorgan Chase & Co.	971,793	$44,527,555
Leucadia National Corp.^	46,817	2,257,516
Moody’s Corp.^	65,400	3,296,160

		193,719,958

Insurance (4.5%)
ACE Ltd.	92,650	5,611,811
Aflac, Inc.	139,100	7,934,264
Allstate Corp.	172,776	9,881,059
AMBAC Financial Group, Inc.^	29,000	1,824,390
American International Group, Inc.	738,007	49,926,174
Aon Corp.	83,525	3,742,755
Assurant, Inc.	28,180	1,507,630
Chubb Corp.	114,200	6,125,688
Cincinnati Financial Corp.	48,863	2,116,257
Genworth Financial, Inc., Class A	125,870	3,867,985
Hartford Financial Services Group, Inc.	90,100	8,338,755
Lincoln National Corp.	77,028	5,081,537
Loews Corp.	126,750	6,128,362
Marsh & McLennan Cos., Inc.	157,950	4,027,725
MBIA, Inc.^	37,300	2,277,165
MetLife, Inc.	210,950	14,709,543
Principal Financial Group, Inc.	76,200	4,807,458
Progressive Corp.	209,350	4,063,484
Prudential Financial, Inc.	133,000	12,978,140
Safeco Corp.^	30,200	1,848,844
Torchmark Corp.^	27,150	1,691,988
Travelers Cos., Inc.	188,874	9,507,917
Unum Group	102,570	2,509,888
XL Capital Ltd., Class A	52,100	4,126,320

		174,635,139

Real Estate Investment Trusts (REITs) (1.2%)
Apartment Investment & Management Co. (REIT)	27,600	1,245,588
Archstone-Smith Trust (REIT)^	63,450	3,815,883
AvalonBay Communities, Inc. (REIT)^	22,663	2,675,594
Boston Properties, Inc. (REIT)^	33,900	3,522,210
Developers Diversified Realty Corp. (REIT)^	35,532	1,985,173
Equity Residential (REIT)	82,700	3,503,172
General Growth Properties, Inc. (REIT)	69,702	3,737,421
Host Hotels & Resorts, Inc. (REIT)^	148,459	3,331,420
Kimco Realty Corp. (REIT)^	64,470	2,914,689
Plum Creek Timber Co., Inc. (REIT)	50,250	2,249,190
ProLogis (REIT)^	73,050	4,846,867
Public Storage, Inc. (REIT)^	34,900	2,744,885
Simon Property Group, Inc. (REIT)	63,600	6,360,000
Vornado Realty Trust (REIT)	37,150	4,062,352

		46,994,444

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*^	53,250	1,482,480

Thrifts & Mortgage Finance (1.2%)
Countrywide Financial Corp.^	168,798	3,208,850
Fannie Mae	276,850	16,835,249
Freddie Mac	188,150	11,102,732
Hudson City Bancorp, Inc.	137,814	2,119,579
MGIC Investment Corp.^	23,650	764,132
Sovereign Bancorp, Inc.^	102,635	1,748,900
Washington Mutual, Inc.	252,840	8,927,780

		44,707,222

Total Financials		763,092,555

Health Care (11.6%)
Biotechnology (1.2%)
Amgen, Inc.*	309,154	$17,488,842
Biogen Idec, Inc.*	81,289	5,391,899
Celgene Corp.*	108,100	7,708,611
Genzyme Corp.*	74,750	4,631,510
Gilead Sciences, Inc.*	265,600	10,855,072

		46,075,934

Health Care Equipment & Supplies (1.8%)
Bausch & Lomb, Inc.	15,450	988,800
Baxter International, Inc.	185,300	10,428,684
Becton, Dickinson & Co.	69,700	5,718,885
Boston Scientific Corp.*^	337,456	4,707,511
C.R. Bard, Inc.	29,350	2,588,376
Covidien Ltd.*	140,938	5,848,927
Hospira, Inc.*	44,310	1,836,650
Medtronic, Inc.	327,600	18,479,916
St. Jude Medical, Inc.*	96,222	4,240,504
Stryker Corp.	84,950	5,841,162
Varian Medical Systems, Inc.*	36,238	1,518,010
Zimmer Holdings, Inc.*	67,350	5,454,676

		67,652,101

Health Care Providers & Services (2.2%)
Aetna, Inc.	146,922	7,973,457
AmerisourceBergen Corp.	51,250	2,323,163
Cardinal Health, Inc.	103,675	6,482,798
CIGNA Corp.	81,850	4,361,786
Coventry Health Care, Inc.*	44,450	2,765,234
Express Scripts, Inc.*	73,400	4,097,188
Humana, Inc.*	47,850	3,343,758
Laboratory Corp. of America Holdings*^	33,500	2,620,705
Manor Care, Inc.	20,800	1,339,520
McKesson Corp.	84,031	4,940,182
Medco Health Solutions, Inc.*	79,736	7,207,337
Patterson Cos., Inc.*.	39,600	1,528,956
Quest Diagnostics, Inc.	44,950	2,596,762
Tenet Healthcare Corp.*^	134,500	451,920
UnitedHealth Group, Inc.	381,200	18,461,516
WellPoint, Inc.*	174,550	13,775,486

		84,269,768

Health Care Technology (0.0%)
IMS Health, Inc.	55,820	1,710,325

Life Sciences Tools & Services (0.3%)
Applera Corp.- Applied Biosystems Group	52,200	1,808,208
Millipore Corp.*^	15,350	1,163,530
PerkinElmer, Inc.	34,000	993,140
Thermo Fisher Scientific, Inc.*	120,000	6,926,400
Waters Corp.*	28,700	1,920,604

		12,811,882

Pharmaceuticals (6.1%)
Abbott Laboratories	438,150	23,493,603
Allergan, Inc.	87,500	5,641,125
Barr Pharmaceuticals, Inc.*.	31,250	1,778,438
Bristol-Myers Squibb Co.	559,800	16,133,436
Eli Lilly & Co.	280,660	15,977,974
Forest Laboratories, Inc.*	90,400	3,371,016
Johnson & Johnson	823,960	54,134,172
King Pharmaceuticals, Inc.*	69,310	812,313
Merck & Co., Inc.	616,550	31,869,469
Mylan Laboratories Inc.^	70,650	1,127,574
Pfizer, Inc.	1,996,472	48,773,811
Schering-Plough Corp.	423,650	13,400,050
Watson Pharmaceuticals, Inc.*^	29,150	944,460

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Wyeth	382,700	$17,049,285

		234,506,726

Total Health Care		447,026,736

Industrials (11.5%)
Aerospace & Defense (2.9%)
Boeing Co.^	223,974	23,515,030
General Dynamics Corp.	115,200	9,730,944
Goodrich Corp.	35,650	2,432,399
Honeywell International, Inc.	221,812	13,191,160
L-3 Communications Holdings, Inc.	35,600	3,636,184
Lockheed Martin Corp.	101,008	10,958,358
Northrop Grumman Corp.	98,170	7,657,260
Precision Castparts Corp.	39,150	5,793,417
Raytheon Co.^	126,250	8,057,275
Rockwell Collins, Inc.	47,650	3,480,356
United Technologies Corp.	282,900	22,767,792

		111,220,175

Air Freight & Logistics (0.9%)
CH Robinson Worldwide, Inc.	48,652	2,641,317
FedEx Corp.	87,610	9,177,148
United Parcel Service, Inc., Class B^	301,250	22,623,875

		34,442,340

Airlines (0.1%)
Southwest Airlines Co.^	222,118	3,287,346

Building Products (0.1%)
American Standard Cos., Inc.	50,000	1,781,000
Masco Corp.	107,350	2,487,300

		4,268,300

Commercial Services & Supplies (0.5%)
Allied Waste Industries, Inc.*	72,550	925,013
Avery Dennison Corp.	26,100	1,488,222
Cintas Corp.	38,350	1,422,785
Equifax, Inc.	41,400	1,578,168
Monster Worldwide, Inc.*	37,150	1,265,329
Pitney Bowes, Inc.	62,500	2,838,750
R.R. Donnelley & Sons Co.	62,550	2,286,828
Robert Half International, Inc.	47,300	1,412,378
Waste Management, Inc.	147,206	5,555,554

		18,773,027

Construction & Engineering (0.1%)
Fluor Corp.	25,150	3,621,097

Electrical Equipment (0.5%)
Cooper Industries Ltd., Class A	52,050	2,659,235
Emerson Electric Co.	226,200	12,038,364
Rockwell Automation, Inc.^	44,850	3,117,523

		17,815,122

Industrial Conglomerates (3.9%)
3M Co.	204,900	19,174,542
General Electric Co.	2,926,650	121,163,310
Textron, Inc.	71,400	4,441,794
Tyco International Ltd.	140,938	6,249,191

		151,028,837

Machinery (1.8%)
Caterpillar, Inc.^	182,200	14,289,946
Cummins, Inc.	29,650	3,791,939
Danaher Corp.^	67,750	5,603,602
Deere & Co.	64,050	9,506,301
Dover Corp.	58,100	2,960,195
Eaton Corp.	41,650	4,125,016
Illinois Tool Works, Inc.	117,150	6,986,826
Ingersoll-Rand Co., Ltd., Class A	85,850	4,676,249
ITT Corp.	51,700	3,511,981
PACCAR, Inc.	70,700	6,027,175
Pall Corp.	34,850	1,355,665
Parker Hannifin Corp.	33,000	$3,690,390
Terex Corp.*	29,300	2,608,286

		69,133,571

Road & Rail (0.7%)
Burlington Northern Santa Fe Corp.	101,353	8,226,823
CSX Corp.	124,300	5,311,339
Norfolk Southern Corp.	111,850	5,806,134
Ryder System, Inc.	17,400	852,600
Union Pacific Corp.	77,050	8,711,273

		28,908,169

Trading Companies & Distributors (0.0%)
W.W. Grainger, Inc.^	20,200	1,842,038

Total Industrials		444,340,022

Information Technology (16.1%)
Communications Equipment (2.9%)
Avaya, Inc.*	127,927	2,169,642
Ciena Corp.*^	24,314	925,877
Cisco Systems, Inc.*	1,727,050	57,182,625
Corning, Inc.	447,392	11,028,213
JDS Uniphase Corp.*^	60,050	898,348
Juniper Networks, Inc.*	146,200	5,352,382
Motorola, Inc.^	658,402	12,200,189
QUALCOMM, Inc.	474,100	20,035,466
Tellabs, Inc.*	124,450	1,184,764

		110,977,506

Computers & Peripherals (4.3%)
Apple, Inc.*	246,100	37,786,194
Dell, Inc.*	646,200	17,835,120
EMC Corp.*	596,900	12,415,520
Hewlett-Packard Co.	745,022	37,094,645
International Business Machines Corp.	388,601	45,777,198
Lexmark International, Inc., Class A*	26,850	1,115,081
Network Appliance, Inc.*^	105,500	2,839,005
QLogic Corp.*	41,700	560,865
SanDisk Corp.*	64,950	3,578,745
Sun Microsystems, Inc.*	1,015,600	5,697,516
Teradata Corp.*	51,755	1,349,770

		166,049,659

Electronic Equipment & Instruments (0.4%)
Agilent Technologies, Inc.*	112,623	4,153,536
Jabil Circuit, Inc.	50,950	1,163,698
Molex, Inc.	40,400	1,087,972
Solectron Corp.*	257,150	1,002,885
Tektronix, Inc.	21,550	597,797
Tyco Electronics Ltd.	140,938	4,993,434

		12,999,322

Internet Software & Services (1.6%)
Akamai Technologies, Inc.*^	46,858	1,346,230
eBay, Inc.*	321,950	12,562,489
Google, Inc., Class A*	65,728	37,285,523
VeriSign, Inc.*	69,750	2,353,365
Yahoo!, Inc.*^	344,050	9,234,302

		62,781,909

IT Services (0.8%)
Affiliated Computer Services, Inc., Class A*	28,180	1,415,763
Automatic Data Processing, Inc.	157,350	7,227,085
Cognizant Technology Solutions Corp., Class A*^	40,950	3,266,581
Computer Sciences Corp.*	49,300	2,755,870
Convergys Corp.*	38,850	674,436
Electronic Data Systems Corp.	144,750	3,161,340
Fidelity National Information Services, Inc.	46,550	2,065,424

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Fiserv, Inc.*	47,850	$2,433,651
Paychex, Inc.	96,675	3,963,675
Unisys Corp.*	98,900	654,718
Western Union Co.	219,749	4,608,137

		32,226,680

Office Electronics (0.1%)
Xerox Corp.*	266,550	4,621,977

Semiconductors & Semiconductor Equipment (2.7%)
Advanced Micro Devices, Inc.*^	156,500	2,065,800
Altera Corp.^	101,000	2,432,080
Analog Devices, Inc.	93,050	3,364,688
Applied Materials, Inc.	393,100	8,137,170
Broadcom Corp., Class A*^	132,350	4,822,834
Intel Corp.	1,652,750	42,740,115
KLA-Tencor Corp.	54,550	3,042,799
Linear Technology Corp.^	63,150	2,209,618
LSI Corp.*	203,600	1,510,712
MEMC Electronic Materials, Inc.*	63,871	3,759,447
Microchip Technology, Inc.	62,236	2,260,412
Micron Technology, Inc.*^	215,150	2,388,165
National Semiconductor Corp.	68,300	1,852,296
Novellus Systems, Inc.*	35,900	978,634
NVIDIA Corp.*	154,850	5,611,764
Teradyne, Inc.*	53,950	744,510
Texas Instruments, Inc.	407,831	14,922,536
Xilinx, Inc.	84,650	2,212,751

		105,056,331

Software (3.3%)
Adobe Systems, Inc.*	167,250	7,302,135
Autodesk, Inc.*	65,750	3,285,528
BMC Software, Inc.*	57,950	1,809,779
CA, Inc.	116,925	3,007,311
Citrix Systems, Inc.*	51,350	2,070,432
Compuware Corp.*	85,650	686,913
Electronic Arts, Inc.*	88,250	4,941,117
Intuit, Inc.*	97,400	2,951,220
Microsoft Corp.	2,394,850	70,552,281
Novell, Inc.*	99,050	756,742
Oracle Corp.*	1,125,997	24,377,835
Symantec Corp.*	256,290	4,966,900

		126,708,193

Total Information Technology		621,421,577

Materials (3.2%)
Chemicals (1.7%)
Air Products & Chemicals, Inc.	61,650	6,026,904
Ashland, Inc.	15,900	957,339
Dow Chemical Co.	271,151	11,675,762
E.I. du Pont de Nemours & Co.	262,800	13,024,368
Eastman Chemical Co.	23,950	1,598,183
Ecolab, Inc.^	49,800	2,350,560
Hercules, Inc.	33,100	695,762
International Flavors & Fragrances, Inc.^	22,100	1,168,206
Monsanto Co.	154,648	13,259,520
PPG Industries, Inc.	46,700	3,528,185
Praxair, Inc.	90,650	7,592,844
Rohm & Haas Co.^	40,506	2,254,969
Sigma-Aldrich Corp.^	37,350	1,820,439

		65,953,041

Construction Materials (0.1%)
Vulcan Materials Co.^	27,100	2,415,965

Containers & Packaging (0.1%)
Ball Corp.	29,000	1,558,750
Bemis Co., Inc.	29,750	866,023
Pactiv Corp.*	37,050	1,061,853
Sealed Air Corp.	45,934	1,174,073
Temple-Inland, Inc.^	30,100	$1,584,163

		6,244,862

Metals & Mining (1.0%)
Alcoa, Inc.	247,298	9,674,298
Allegheny Technologies, Inc.	29,050	3,194,047
Freeport-McMoRan Copper & Gold, Inc.^	106,794	11,201,623
Newmont Mining Corp.	128,300	5,738,859
Nucor Corp.	85,850	5,105,499
United States Steel Corp.^	33,700	3,570,178

		38,484,504

Paper & Forest Products (0.3%)
International Paper Co.	123,835	4,441,962
MeadWestvaco Corp.	52,459	1,549,114
Weyerhaeuser Co.	61,450	4,442,835

		10,433,911

Total Materials		123,532,283

Telecommunication Services (3.7%)
Diversified Telecommunication Services (3.1%)
AT&T, Inc.	1,753,900	74,207,509
CenturyTel, Inc.	31,150	1,439,753
Citizens Communications Co.	97,350	1,394,052
Embarq Corp.	42,959	2,388,520
Qwest Communications International, Inc.*^	441,793	4,046,824
Verizon Communications, Inc.	825,896	36,570,675
Windstream Corp.	135,586	1,914,474

		121,961,807

Wireless Telecommunication Services (0.6%)
Alltel Corp.	98,300	6,849,544
Sprint Nextel Corp.	823,091	15,638,729

		22,488,273

Total Telecommunication Services		144,450,080

Utilities (3.4%)
Electric Utilities (1.8%)
Allegheny Energy, Inc.*	47,150	2,464,059
American Electric Power Co., Inc.	113,430	5,226,854
Duke Energy Corp.	358,262	6,695,917
Edison International	92,700	5,140,215
Entergy Corp.	56,150	6,080,484
Exelon Corp.	191,350	14,420,136
FirstEnergy Corp.	86,751	5,494,808
FPL Group, Inc.	115,650	7,040,772
Pinnacle West Capital Corp.^	28,500	1,126,035
PPL Corp.	109,588	5,073,924
Progress Energy, Inc.^	72,350	3,389,598
Southern Co.	213,850	7,758,478

		69,911,280

Gas Utilities (0.1%)
Nicor, Inc.^	12,750	546,975
Questar Corp.	49,000	2,573,970

		3,120,945

Independent Power Producers & Energy Traders (0.5%)
AES Corp.*	189,900	3,805,596
Constellation Energy Group, Inc.	51,400	4,409,606
Dynegy, Inc., Class A*	114,415	1,057,195
TXU Corp.	130,650	8,945,605

		18,218,002

Multi-Utilities (1.0%)
Ameren Corp.^	58,650	3,079,125
CenterPoint Energy, Inc.^	91,250	1,462,738
CMS Energy Corp.	63,800	1,073,116
Consolidated Edison, Inc.	76,950	3,562,785
Dominion Resources, Inc.	83,173	7,011,484
DTE Energy Co.^	50,050	2,424,422
Integrys Energy Group, Inc.	21,524	1,102,675

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
NiSource, Inc.	77,959	$1,492,135
PG&E Corp.	100,000	4,780,000
Public Service Enterprise Group, Inc.	71,950	6,330,880
Sempra Energy	75,022	4,360,279
TECO Energy, Inc.	59,600	979,228
Xcel Energy, Inc.^	116,245	2,503,917

		40,162,784

Total Utilities		131,413,011

Total Common Stocks (99.6%) (Cost $2,860,748,619)		3,850,208,865

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (7.8%)
Abbey National plc/London
5.20%, 10/1/07	$12,000,000	12,000,000
ABN Amro Bank/Amsterdam
5.25%, 10/1/07	12,000,000	12,000,000
Bank of Montreal/Chicago
5.71%, 3/12/09 (l)	15,000,000	15,000,000
Barclays plc/London
5.20%, 10/1/07	10,000,000	10,000,000
Barton Capital Corp.
5.25%, 10/1/07	6,876,873	6,876,873
BCP Finance Bank Ltd.
5.77%, 8/01/08	5,000,000	5,000,000
BNP Paribas S.A.
5.20%, 10/1/07	10,000,000	10,000,000
Calyon/Seoul
5.25%, 10/1/07	12,000,000	12,000,000
Charta LLC
5.39%, 11/8/07	4,932,150	4,932,150
CIT Group Holdings, Inc.
5.52%, 2/21/08 (l)	15,003,919	15,003,919
Citigroup Funding, Inc.
4.86%, 3/16/09 (l)	10,000,000	10,000,000
Citigroup, Inc.
5.38%, 11/1/07 (l)	1,300,134	1,300,134
Commerzbank AG/Frankfurt
5.20%, 10/1/07	10,000,000	10,000,000
Den Danske Bank/Copenhagen
5.25%, 10/1/07	10,000,000	10,000,000
Deutsche Bank AG/London
5.28%, 10/1/07	12,000,000	12,000,000
Dexia Bank
5.25%, 10/1/07	12,000,000	12,000,000
Goldman Sachs Group, Inc.
4.91%, 3/27/09 (l)	$10,000,000	$10,000,000
ING Bank N.V./Amsterdam
5.25%, 10/1/07	13,000,000	13,000,000
Lafayette Asset Securitization LLC
5.55%, 10/1/07	11,994,450	11,994,450
Landesbank Hessen-Thuringen
5.28%, 10/1/07	12,000,000	12,000,000
Lehman Brothers Holdings, Inc.
5.35%, 4/2/08 (l)	6,001,726	6,001,726
Links Finance Corp.
5.50%, 11/21/07 (l)	20,000,286	20,000,286
Lloyds Bank plc/London
5.20%, 10/1/07	12,000,000	12,000,000
MBIA Global Funding LLC
4.87%, 3/13/09 (l)	11,000,000	11,000,000
Monument Gardens Funding LLC
5.30%, 10/1/07	11,994,700	11,994,700
Monumental Global Funding II
4.90%, 3/26/10 (l)	10,000,000	10,000,000
Royal Bank of Scotland plc/London
5.30%, 10/1/07	12,000,000	12,000,000
Skandinaviska Enskilda Banken AB
5.25%, 10/1/07	12,000,000	12,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		300,104,238

Time Deposit (0.3%)
JPMorgan Chase Nassau
4.43%, 10/1/07	10,607,284	10,607,284

Total Short-Term Investments (8.1%) (Amortized Cost $310,711,522)		310,711,522

Total Investments (107.7%) (Cost/Amortized Cost $3,171,460,141)		4,160,920,387
Other Assets Less Liabilities (-7.7%)		(296,338,273)

Net Assets (100%)		$3,864,582,114

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

At September 30, 2007 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/07	Unrealized Appreciation
S&P 500 Index	21	December-07	8,003,300	8,075,025	71,725

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$95,481,527
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$268,537,887

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.	$1,208,005,830
Aggregate gross unrealized depreciation.	(234,436,292)

Net unrealized appreciation	$973,569,538

Federal income tax cost of investments	$3,187,350,849

At September 30, 2007, the Portfolio had loaned securities with a total value of $290,223,466. This was secured by collateral of $300,104,238 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Australia (5.6%)
Australia & New Zealand Banking Group Ltd.
6.000%, 3/1/11	AUD	8,500,000	$7,284,349
General Electric Capital Australia Funding Pty Ltd.
5.750%, 1/18/11		1,200,000	1,013,207
6.000%, 6/15/11		1,360,000	1,150,469
New South Wales Treasury Corp.
7.000%, 12/1/10		21,850,000	19,538,162
Series 10RG
7.000%, 12/1/10		5,450,000	4,873,363
Toyota Finance Australia Ltd.
6.500%, 5/31/10		5,700,000	4,987,661

Total Australia			38,847,211

Austria (0.1%)
Republic of Austria International Bond
6.000%, 9/26/08	NZD	820,000	607,103

Belgium (0.0%)
Telenet Communications N.V.
9.000%, 12/15/13 (b)	EUR	168,075	260,038

Bermuda (0.4%)
Central European Media Enterprises Ltd.
8.250%, 5/15/12		2,050,000	3,010,893

Canada (3.8%)
Bombardier, Inc.
7.250%, 11/15/16		2,040,000	2,967,116
Canadian Government Bond
5.000%, 6/1/14	CAD	9,975,000	10,444,943
Province of Ontario
5.750%, 3/3/08	NZD	3,474,000	2,600,080
6.250%, 6/16/15		11,400,000	7,963,728
Province of Quebec
5.125%, 6/3/14	CAD	2,800,000	2,887,827

Total Canada			26,863,694

Cayman Islands (0.0%)
ASIF II
5.375%, 12/7/09	GBP	100,000	201,409

Denmark (10.1%)
Denmark Government Bond
4.000%, 11/15/17	DKK	179,055,000	33,036,177
Nordea Bank Danmark AB
4.000%, 10/1/35		27,872,759	4,721,079
Nordic Telephone Co. Holdings ApS
8.250%, 5/1/16 (b)	EUR	2,085,000	3,114,328
Nykredit Realkredit A/S
4.000%, 10/1/25	DKK	12,752,384	2,267,324
5.000%, 10/1/35		38,755,809	7,142,681
5.000%, 10/1/38		38,737,215	7,054,042
Realkredit Danmark A/S
5.000%, 10/1/35		16,832,674	3,101,611
Totalkredit A/S
5.243%, 1/1/15 (l)		52,104,932	10,121,188

Total Denmark			70,558,430

France (10.6%)
Carrefour S.A.
3.625%, 5/6/13	EUR	2,400,000	3,197,802
Dexia Municipal Agency
5.750%, 2/7/12	AUD	5,000,000	4,229,075
France Government Bond OAT
3.750%, 4/25/17	EUR	6,000,000	8,117,562
4.250%, 4/25/19		19,760,000	27,613,518
France Telecom S.A.
7.500%, 3/14/11	GBP	2,570,000	5,498,153
Societe National des Chemins de Fer Francais
4.625%, 1/14/15	CAD	1,000,000	$1,001,883
Total Capital S.A.
4.875%, 12/23/10	GBP	4,100,000	8,172,711
4.875%, 9/22/11	CAD	5,900,000	5,989,777
Veolia Environnement
4.875%, 5/28/13	EUR	7,600,000	10,636,493

Total France			74,456,974

Germany (14.3%)
Bundesobligation
3.500%, 10/14/11		12,800,000	17,816,298
Bundesrepublik Deutschland
3.750%, 1/4/17		20,700,000	28,296,040
Kreditanstalt fuer Wiederaufbau
6.000%, 7/15/09	NZD	4,800,000	3,506,722
5.375%, 1/29/14	GBP	8,438,000	17,079,957
4.950%, 10/14/14	CAD	9,600,000	9,869,117
Landwirtschaftliche Rentenbank
7.000%, 12/27/07	NZD	1,400,000	1,053,603
5.750%, 6/15/11	AUD	10,810,000	9,235,480
4.250%, 11/16/12	CAD	13,160,000	12,989,720

Total Germany			99,846,937

Hong Kong (2.7%)
Hong Kong Government Bond
4.230%, 3/21/11	HKD	147,500,000	19,143,285

Ireland (1.2%)
GE Capital European Funding
4.125%, 10/27/16	EUR	6,365,000	8,462,323

Italy (0.4%)
Telecom Italia S.p.A.
5.625%, 12/29/15	GBP	1,400,000	2,688,669

Liberia (0.1%)
Royal Caribbean Cruises Ltd.
7.250%, 6/15/16 $		1,000,000	985,386

Luxembourg (0.9%)
Kuznetski Capital S.A.
7.335%, 5/13/13		1,935,000	1,896,300
Lighthouse International Co. S.A.
8.000%, 4/30/14 (b).	EUR	1,930,000	2,851,846
Vimpel Communications OJSC
8.250%, 5/23/16 (m)		$1,775,000	1,819,375

Total Luxembourg			6,567,521

Mexico (2.8%)
United Mexican States
10.000%, 12/5/24	MXN	177,310,000	19,330,412

Netherlands (10.3%)
Bank Nederlandse Gemeenten
4.875%, 4/21/10	GBP	8,900,000	17,976,775
5.000%, 7/16/10	AUD	6,950,000	5,867,190
BMW Finance N.V.
4.125%, 1/24/12	EUR	8,750,000	12,134,916
Netherlands Government Bond
4.000%, 7/15/16		19,430,000	26,948,167
4.000%, 1/15/37		3,520,000	4,508,876
OI European Group B.V.
6.875%, 3/31/17		500,000	691,586
RWE Finance B.V.
4.625%, 8/17/10	GBP	2,000,000	3,946,963

Total Netherlands			72,074,473

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
New Zealand (1.9%)
New Zealand Government Bond
6.000%, 7/15/08	NZD	17,370,000	$13,053,128

Norway (5.6%)
Kommunalbanken A/S
4.125%, 6/3/13	CAD	5,000,000	4,863,520
Norwegian Government Bond
6.500%, 5/15/13	NOK	92,485,000	18,572,806
4.250%, 5/19/17		90,020,000	15,863,991

Total Norway			39,300,317

South Africa (0.2%)
Savcio Holdings Pty Ltd.
8.000%, 2/15/13	EUR	1,150,000	1,648,041

South Korea (2.5%)
Korea Treasury Bond
4.750%, 6/10/09	KRW	16,200,000,000	17,498,230

Supranational (2.5%)
Eurofima
5.500%, 9/15/09	AUD	480,000	415,579
6.500%, 8/22/11		8,300,000	7,274,217
6.250%, 12/28/18		4,300,000	3,688,355
European Investment Bank
5.375%, 10/15/12	EUR	4,150,000	6,180,923

Total Supranational			17,559,074

Sweden (9.5%)
Swedish Government Bond
5.250%, 3/15/11	SEK	126,895,000	20,332,029
Series 1046
5.500%, 10/8/12		281,350,000	45,988,921

Total Sweden			66,320,950

United Kingdom (5.1%)
ABB International Finance Ltd.
6.500%, 11/30/11	EUR	3,000,000	4,533,708
Bank of Scotland plc
4.875%, 12/21/07	GBP	1,000,000	2,036,781
BAT International Finance plc
5.750%, 12/9/13		3,450,000	6,805,999
BP Capital Markets plc
5.000%, 12/27/07		700,000	1,427,333
Centrica plc
5.875%, 11/2/12		3,000,000	6,096,078
Marks & Spencer plc
5.625%, 3/24/14		5,500,000	10,719,349
National Grid Gas plc
7.000%, 12/15/08	AUD	150,000	132,764
Tesco plc
4.750%, 4/13/10	EUR	1,500,000	2,148,699
Virgin Media Finance plc
9.125%, 8/15/16		$1,800,000	1,867,500

Total United Kingdom			35,768,211

United States (4.0%)
Ahold Finance USA, Inc.
5.875%, 3/14/12	EUR	750,000	1,096,199
6.500%, 3/14/17	GBP	850,000	1,702,057
ARAMARK Services, Inc.
8.856%, 2/1/15 (l)		$1,000,000	1,010,000
Constellation Brands, Inc.
8.500%, 11/15/09	GBP	950,000	1,992,293
Daimler Finance North America LLC
4.875%, 6/15/10		$2,000,000	1,982,500
General Electric Capital Corp.
6.625%, 2/4/10	NZD	4,800,000	3,511,450
6.125%, 5/17/12	GBP	1,500,000	3,077,526
Merrill Lynch & Co., Inc.
5.125%, 9/24/10		$130,000	$256,910
Morgan Stanley
5.375%, 11/14/13		2,100,000	4,064,218
5.125%, 11/30/15		2,780,000	5,122,596
Nestle Holdings, Inc.
5.500%, 11/18/09	AUD	500,000	432,013
SLM Corp.
6.500%, 6/15/10	NZD	2,650,000	1,810,291
Wal-Mart Stores, Inc.
4.750%, 1/29/13	GBP	850,000	1,652,755

Total United States.			27,710,808

Total Investments (94.6%) (Cost $622,025,237)			662,763,517
Other Assets Less Liabilities (5.4%)			38,059,307

Net Assets (100%)			$700,822,824

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EUR — European Currency Unit

GBP — British Pound

HKD — Hong Kong Dollar

KRW — South Korean Won

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

At September 30, 2007 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Japanese Yen, expiring 11/2/07	1,489,568	$12,800,000	$13,018,657	$218,657
Japanese Yen, expiring 11/2/07	2,043,676	17,411,670	17,861,502	449,832
Japanese Yen, expiring 12/12/07	1,527,513	13,529,729	13,415,018	(114,711)
Japanese Yen, expiring 12/12/07	6,170,434	54,653,735	54,190,355	(463,380)
Japanese Yen, expiring 12/20/07	4,240,000	36,882,924	37,272,788	389,864

				$480,262

Foreign Currency Sell Contracts
Australian Dollar, expiring 12/20/07	4,240,000	$36,882,924	$39,634,431	$(2,751,507)
British Pound, expiring 12/12/07	6,170,434	54,653,735	55,457,003	(803,268)
European Union, expiring 12/12/07	1,527,513	13,529,729	14,043,724	(513,995)
Hong Kong Dollar, expiring 11/2/07	12,220,00	1,564,060	1,571,653	(7,593)
Hong Kong Dollar, expiring 11/2/07	2,043,676	17,411,670	17,645,727	(234,057)

				(4,310,420)

				$(3,830,158)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$671,951,152
Long-term U.S. Treasury securities.	19,996,558

$691,947,710

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$390,652,861
Long-term U.S. Treasury securities	31,905,944

$422,558,805

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.	$41,081,849
Aggregate gross unrealized depreciation	(346,573)

Net unrealized appreciation	$40,735,276

Federal income tax cost of investments	$622,028,241

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (20.4%)
Diversified Consumer Services (5.3%)
Apollo Group, Inc., Class A*	201,379	$12,112,947

Hotels, Restaurants & Leisure (1.0%)
Carnival Corp.	49,747	2,409,247

Internet & Catalog Retail (7.1%)
Amazon.com, Inc.*	175,923	16,387,228

Media (2.3%)
Omnicom Group, Inc.	111,038	5,339,817

Multiline Retail (0.9%)
Target Corp.	31,092	1,976,518

Specialty Retail (1.7%)
Best Buy Co., Inc.	58,447	2,689,731
Home Depot, Inc.	40,500	1,313,820

		4,003,551

Textiles, Apparel & Luxury Goods (2.1%)
Timberland Co., Class A*^	253,500	4,806,360

Total Consumer Discretionary		47,035,668

Consumer Staples (10.4%)
Beverages (2.9%)
Coca-Cola Co.	116,281	6,682,669

Food & Staples Retailing (3.0%)
Wal-Mart Stores, Inc.	128,608	5,613,739
Whole Foods Market, Inc.^	26,800	1,312,128

		6,925,867

Food Products (1.0%)
McCormick & Co., Inc. (Non-Voting)	62,900	2,262,513

Household Products (3.5%)
Clorox Co.	47,000	2,866,530
Procter & Gamble Co.	73,788	5,190,248

		8,056,778

Total Consumer Staples		23,927,827

Energy (1.4%)
Oil, Gas & Consumable Fuels (1.4%)
Chevron Corp.	16,700	1,562,786
ConocoPhillips	17,911	1,572,049

Total Energy		3,134,835

Financials (6.9%)
Capital Markets (2.8%)
Legg Mason, Inc.	77,100	6,498,759

Diversified Financial Services (2.1%)
Citigroup, Inc.	104,026	4,854,893

Insurance (2.0%)
Marsh & McLennan Cos., Inc.	180,207	4,595,279

Total Financials		15,948,931

Health Care (19.1%)
Biotechnology (6.9%)
Amgen, Inc.*	162,285	9,180,462
Biogen Idec, Inc.*	101,936	6,761,415

		15,941,877

Health Care Equipment & Supplies (6.0%)
Medtronic, Inc.	104,872	5,915,830
St. Jude Medical, Inc.*	46,964	2,069,703
Zimmer Holdings, Inc.*	71,818	5,816,540

		13,802,073

Health Care Providers & Services (0.8%)
WellPoint, Inc.*	25,100	$1,980,892

Pharmaceuticals (5.4%)
Bristol-Myers Squibb Co.	108,475	3,126,249
Novartis AG (ADR)	127,900	7,029,384
Pfizer, Inc.	91,334	2,231,290

		12,386,923

Total Health Care		44,111,765

Industrials (5.6%)
Air Freight & Logistics (2.3%)
Expeditors International of Washington, Inc.	89,600	4,238,080
United Parcel Service, Inc., Class B	14,700	1,103,970

		5,342,050

Commercial Services & Supplies (2.3%)
Cintas Corp.	141,500	5,249,650

Industrial Conglomerates (1.0%)
Tyco International Ltd.	53,995	2,394,138

Total Industrials		12,985,838

Information Technology (34.3%)
Communications Equipment (6.5%)
Cisco Systems, Inc.*	246,525	8,162,443
QUALCOMM, Inc.	161,491	6,824,609

		14,987,052

Computers & Peripherals (3.5%)
Avid Technology, Inc.*^	47,300	1,280,884
Dell, Inc.*	249,829	6,895,280

		8,176,164

Internet Software & Services (7.2%)
eBay, Inc.*	232,803	9,083,973
Google, Inc., Class A*	13,363	7,580,429

		16,664,402

IT Services (0.9%)
Automatic Data Processing, Inc.	44,272	2,033,413

Semiconductors & Semiconductor Equipment (8.7%)
Altera Corp.	436,803	10,518,216
Intel Corp.	225,436	5,829,775
KLA-Tencor Corp.	25,151	1,402,923
Texas Instruments, Inc.	64,262	2,351,347

		20,102,261

Software (7.5%)
Microsoft Corp.	256,968	7,570,277
Oracle Corp.*	449,376	9,728,991

		17,299,268

Total Information Technology		79,262,560

Total Common Stocks (98.1%) (Cost $191,117,487)		226,407,424

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (1.1%)
CDC Financial Products, Inc.
5.40%, 11/28/07 (l)	$500,000	500,000
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	2,012,313	2,012,313

Total Short-Term Investments of Cash Collateral for Securities Loaned		2,512,313

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (2.4%)
JPMorgan Chase Nassau
4.43%, 10/1/07	$5,614,146	$5,614,146

Total Short-Term Investments (3.5%) (Amortized Cost $8,126,459)		8,126,459

Total Investments (101.6%) (Cost/Amortized Cost $199,243,946)		234,533,883
Other Assets Less Liabilities (-1.6%)		(3,755,520)

Net Assets (100%)		$230,778,363

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$70,071,817
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$52,665,491

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,253,715
Aggregate gross unrealized depreciation	(3,980,345)

Net unrealized appreciation	$35,273,370

Federal income tax cost of investments	$199,260,513

At September 30, 2007, the Portfolio had loaned securities with a total value of $2,487,515. This was secured by collateral of $2,512,313 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (21.1%)
Auto Components (1.2%)
WABCO Holdings, Inc.^	453,300	$21,191,775

Diversified Consumer Services (6.9%)
DeVry, Inc.^	1,440,665	53,319,012
Service Corp. International	856,700	11,051,430
Universal Technical Institute, Inc.*^	33,293	599,274
Weight Watchers International, Inc.^	976,306	56,196,173

		121,165,889

Household Durables (5.8%)
Harman International Industries, Inc.	1,173,631	101,542,554

Media (7.2%)
Time Warner, Inc.	3,228,120	59,268,283
Walt Disney Co.	1,917,538	65,944,132

		125,212,415

Total Consumer Discretionary		369,112,633

Consumer Staples (4.9%)
Beverages (4.9%)
Coca Cola Hellenic Bottling Co. S.A. (ADR)^	446,300	26,108,550
Cott Corp.
(New York Exchange)*^	44,400	353,868
Cott Corp.
(Toronto Exchange)*^	826,200	6,562,087
Molson Coors Brewing Co.,
Class B	530,781	52,902,942

Total Consumer Staples		85,927,447

Energy (4.3%)
Energy Equipment & Services (1.1%)
SEACOR Holdings, Inc.*^	205,700	19,562,070

Oil, Gas & Consumable Fuels (3.2%)
Chesapeake Energy Corp.^	251,676	8,874,096
EOG Resources, Inc.	310,087	22,428,592
EXCO Resources, Inc.*	896,000	14,819,840
Goodrich Petroleum Corp.*^	300,950	9,540,115

		55,662,643

Total Energy		75,224,713

Financials (3.0%)
Capital Markets (2.0%)
Ashmore Group plc	4,716,900	27,987,255
EFG International (Registered)	159,815	7,522,321

		35,509,576

Commercial Banks (1.0%)
East West Bancorp, Inc.^	487,871	17,543,841

Total Financials		53,053,417

Health Care (1.5%)
Biotechnology (0.2%)
Neurocrine Biosciences, Inc.*^	371,187	3,711,870

Health Care Equipment & Supplies (1.3%)
Advanced Medical Optics, Inc.*^	760,971	23,278,103

Total Health Care		26,989,973

Industrials (19.7%)
Airlines (1.7%)
AirAsia Bhd*	25,695,100	13,799,569
Delta Air Lines, Inc.*	915,700	16,436,815

		30,236,384

Commercial Services & Supplies (1.0%)
Knoll, Inc.^	983,822	$17,453,002

Construction & Engineering (1.8%)
Quanta Services, Inc.*^	1,215,585	32,152,223

Electrical Equipment (7.3%)
ABB Ltd. (ADR)	1,460,253	38,302,437
Nexans S.A.	262,993	43,257,965
Prysmian S.p.A.*.	1,618,826	46,144,215

		127,704,617

Machinery (4.1%)
Flowserve Corp.	789,498	60,143,958
Sulzer AG (Registered)	7,504	10,763,736

		70,907,694

Road & Rail (3.8%)
CSX Corp.	215,800	9,221,134
Hertz Global Holdings, Inc.*^	2,482,600	56,404,672

		65,625,806

Total Industrials		344,079,726

Information Technology (25.7%)
Communications Equipment (3.0%)
Juniper Networks, Inc.*	1,442,764	52,819,590

Computers & Peripherals (4.0%)
Network Appliance, Inc.*	320,023	8,611,819
SanDisk Corp.*	799,387	44,046,224
Sun Microsystems, Inc.*	2,995,225	16,803,212

		69,461,255

Electronic Equipment & Instruments (3.9%)
Agilent Technologies, Inc.*	1,857,600	68,508,288

Internet Software & Services (0.9%)
Akamai Technologies, Inc.*^	358,600	10,302,578
Openwave Systems, Inc.^	1,327,826	5,815,878

		16,118,456

IT Services (2.3%)
Fiserv, Inc.*	96,944	4,930,572
Global Cash Access Holdings, Inc.*^	1,350,667	14,303,563
Western Union Co.	1,012,000	21,221,640

		40,455,775

Software (11.6%)
Electronic Arts, Inc.*	1,457,158	81,586,277
NAVTEQ Corp.*	1,556,100	121,329,117

		202,915,394

Total Information Technology		450,278,758

Telecommunication Services (11.6%)
Diversified Telecommunication Services (8.2%)
AT&T, Inc.	2,469,183	104,471,133
Level 3 Communications, Inc.*^	3,730,500	17,346,825
Time Warner Telecom, Inc., Class A*^.	1,018,591	22,378,444

		144,196,402

Wireless Telecommunication Services (3.4%)
American Tower Corp., Class A*	1,360,290	59,227,027

Total Telecommunication Services		203,423,429

Utilities (0.3%)
Independent Power Producers & Energy Traders (0.3%)
Dynegy, Inc., Class A*	553,701	5,116,197

Total Utilities		5,116,197

Total Common Stocks (92.1%) (Cost $1,378,904,202)		1,613,206,293

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (7.7%)
Allstate Life Global Funding Trusts
5.13%, 8/27/08 (l)	$2,000,000	$2,000,000
Bear Stearns Cos., Inc.
6.12%, 3/28/08 (l)	10,000,000	10,000,000
Beta Finance, Inc.
4.87%, 1/15/08 (l)	5,000,000	5,000,000
BNP Paribas N.Y.
4.85%, 2/22/08 (l)	2,000,000	2,000,000
Citigroup Global Markets, Inc.
5.40%, 10/5/07 (l)	10,000,000	10,000,000
Comerica Bank
5.38%, 1/12/09 (l)	5,001,711	5,001,711
Dorada Finance, Inc.
4.87%, 1/14/08 (l)	10,000,000	10,000,000
Goldman Sachs Group, Inc.
5.41%, 12/28/07 (l)	5,000,000	5,000,000
5.82%, 9/12/08 (l)	2,000,000	2,000,000
5.39%, 9/26/08 (l)	10,000,000	10,000,000
Govco, Inc.
5.25%, 10/1/07	4,997,813	4,997,813
MassMutual Global Funding II
4.90%, 3/26/10 (l)	12,000,000	12,000,000
MBIA Global Funding LLC
4.86%, 1/23/09 (l)	7,500,000	7,500,000
Merrill Lynch & Co., Inc.
5.88%, 5/8/09 (l)	7,000,000	7,000,000
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	1,825,408	1,825,408
Sigma Finance, Inc.
4.87%, 10/24/07 (l)	24,999,394	24,999,394
Tango Finance Corp.
4.88%, 6/25/09 (l)	$4,996,831	$4,996,831
Wells Fargo & Co.
5.37%, 2/2/09	5,000,000	5,000,000
Western Corporate Federal Credit Union
4.88%, 9/25/08 (l)	6,000,000	6,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		135,321,157

Time Deposit (7.3%)
JPMorgan Chase Nassau
4.43%, 10/1/07	127,571,770	127,571,770

Total Short-Term Investments (15.0%) (Amortized Cost $262,892,927)		262,892,927

Total Investments (107.1%) (Cost/Amortized Cost $1,641,797,129)		1,876,099,220
Other Assets Less Liabilities (-7.1%)		(125,052,985)

Net Assets (100%)		$1,751,046,235

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,075,092,258
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,191,460,269

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$296,874,462
Aggregate gross unrealized depreciation	(68,895,063)

Net unrealized appreciation	$227,979,399

Federal income tax cost of investments	$1,648,119,821

At September 30, 2007, the Portfolio had loaned securities with a total value of $133,082,338. This was secured by collateral of $135,321,157 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (8.4%)
Auto Components (0.2%)
TRW Automotive, Inc.
7.250%, 3/15/17^(b).	$1,900,000	$1,852,500

Automobiles (0.5%)
Ford Motor Co.
7.450%, 7/16/31^	3,500,000	2,747,500
General Motors Corp.
8.375%, 7/15/33^	1,700,000	1,489,625

		4,237,125

Hotels, Restaurants & Leisure (0.5%)
MGM MIRAGE
6.750%, 4/1/13	2,000,000	1,955,000
6.625%, 7/15/15	450,000	426,938
7.625%, 1/15/17^	2,000,000	1,980,000

		4,361,938

Household Durables (1.3%)
Beazer Homes USA, Inc.
6.875%, 7/15/15^	1,750,000	1,295,000
8.125%, 6/15/16^	1,250,000	975,000
D.R. Horton, Inc.
5.625%, 1/15/16^	2,350,000	1,974,703
6.500%, 4/15/16^	1,000,000	875,901
K. Hovnanian Enterprises, Inc.
7.500%, 5/15/16	350,000	278,250
KB Home
6.375%, 8/15/11	1,950,000	1,794,000
5.750%, 2/1/14^	4,000,000	3,380,000

		10,572,854

Media (4.5%)
Cablevision Systems Corp.,
Series B
8.000%, 4/15/12^	2,000,000	1,940,000
CCH I Holdings LLC
13.500%, 1/15/14^(e)	7,000,000	6,860,000
11.750%, 5/15/14^(e)	10,000,000	9,250,000
CCH I Holdings LLC/
CCH I Holdings Capital Corp.
11.000%, 10/1/15	2,300,000	2,328,750
Charter Communications Holdings II LLC/
Charter Communications Holdings II Capital Corp.
10.250%, 9/15/10	200,000	204,500
Clear Channel Communications, Inc.
5.750%, 1/15/13^	2,500,000	2,092,452
Echostar DBS Corp.
7.125%, 2/1/16^	100,000	102,750

Lamar Media Corp.

6.625%, 8/15/15	1,400,000	1,351,000
Quebecor Media, Inc.
7.750%, 3/15/16 (b)	2,900,000	2,765,875
R.H. Donnelley Corp.
8.875%, 10/15/17 (b)	3,900,000	3,958,500
Series A-2
6.875%, 1/15/13	400,000	378,000
Series A-3
8.875%, 1/15/16^	2,000,000	2,037,500
Univision Communications, Inc. (PIK)
9.750%, 3/15/15^(b)	4,000,000	3,900,000
XM Satellite Radio, Inc.
9.750%, 5/1/14^	100,000	100,250

		37,269,577

Multiline Retail (1.4%)
Dollar General Corp.
10.625%, 7/15/15^(b)	$10,000,000	$9,400,000
(PIK)
11.875%, 7/15/17^(b)	3,000,000	2,610,000

		12,010,000

Total Consumer Discretionary		70,303,994

Consumer Staples (1.2%)
Food Products (0.9%)
Dole Food Co., Inc.
8.625%, 5/1/09	1,900,000	1,904,750
Smithfield Foods, Inc.
7.750%, 7/1/17^	5,500,000	5,637,500

		7,542,250

Household Products (0.3%)
Johnsondiversey Holdings, Inc.
10.670%, 5/15/13 (e)	2,500,000	2,525,000

Total Consumer Staples		10,067,250

Energy (5.9%)
Energy Equipment & Services (0.4%)
Cie Generale de Geophysique-Veritas
7.500%, 5/15/15^	700,000	721,000
7.750%, 5/15/17^	1,000,000	1,030,000
SESI LLC
6.875%, 6/1/14	1,955,000	1,896,350

		3,647,350

Oil, Gas & Consumable Fuels (5.5%)
Callon Petroleum Co.,
Series B
9.750%, 12/8/10^	1,300,000	1,277,250
Chesapeake Energy Corp.
6.500%, 8/15/17^	3,900,000	3,792,750
6.250%, 1/15/18^	2,900,000	2,798,500
6.875%, 11/15/20^	1,300,000	1,272,375
El Paso Corp.
6.750%, 5/15/09	3,000,000	3,022,815
7.750%, 1/15/32	1,700,000	1,726,251
Mariner Energy, Inc.
7.500%, 4/15/13	3,950,000	3,831,500
Massey Energy Co.
6.875%, 12/15/13	1,250,000	1,165,625
Newfield Exploration Co.
6.625%, 4/15/16	1,800,000	1,759,500
OPTI Canada, Inc.
7.875%, 12/15/14 (b)	4,000,000	4,000,000
Peabody Energy Corp.
7.375%, 11/1/16^	1,600,000	1,688,000
Pioneer Natural Resources Co.
6.875%, 5/1/18	4,000,000	3,755,848
Plains Exploration & Production Co.
7.750%, 6/15/15	5,000,000	4,900,000
Sabine Pass LNG LP
7.250%, 11/30/13	1,500,000	1,477,500
7.500%, 11/30/16	1,500,000	1,477,500
Tesoro Corp.
6.500%, 6/1/17 (b)	4,000,000	3,970,000
W&T Offshore, Inc.
8.250%, 6/15/14 (b)	4,000,000	3,850,000

		45,765,414

Total Energy		49,412,764

Financials (10.3%)
Capital Markets (1.4%)
E*TRADE Financial Corp.
8.000%, 6/15/11	1,500,000	1,492,500

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Lehman Brothers Holdings, Inc.
6.200%, 9/26/14	$10,000,000	$10,039,610

		11,532,110

Consumer Finance (6.0%)
Ford Motor Credit Co. LLC
7.375%, 10/28/09	15,000,000	14,708,355
7.875%, 6/15/10	6,000,000	5,865,144
7.375%, 2/1/11	6,000,000	5,749,338
7.250%, 10/25/11	2,000,000	1,874,228
GMAC LLC
5.625%, 5/15/09	5,000,000	4,867,755
7.750%, 1/19/10	11,000,000	10,910,504
6.875%, 9/15/11	5,000,000	4,758,320
6.875%, 8/28/12	2,000,000	1,875,968

		50,609,612

Diversified Financial Services (1.8%)
CEVA Group plc
10.000%, 9/1/14^(b)	10,000,000	10,000,000
Hawker Beechcraft Acquisition Co. LLC/
Hawker Beechcraft Notes Co.
8.500%, 4/1/15^(b)	200,000	204,500
Rexnord Holdings, Inc.
11.350%, 2/20/13	5,000,000	4,837,500

		15,042,000

Real Estate Investment Trusts (REITs) (0.5%)
Host Hotels & Resorts LP (REIT)
6.875%, 11/1/14^	1,800,000	1,795,500
Host Marriott LP,
Series O (REIT)
6.375%, 3/15/15^	1,750,000	1,710,625
Series Q (REIT)
6.750%, 6/1/16	1,000,000	990,000

		4,496,125

Thrifts & Mortgage Finance (0.6%)
Residential Capital LLC
7.375%, 6/30/10	6,000,000	4,980,000

Total Financials		86,659,847

Government Securities (5.7%)
U.S. Government Agencies (5.7%)
Federal Home Loan Mortgage Corp.
5.000%, 10/1/36	1,894,943	1,808,066
5.500%, 5/1/37	9,888,907	9,683,072
5.500%, 6/1/37	9,967,771	9,760,295
Federal National Mortgage Association
5.000%, 2/1/37	4,958,810	4,730,075
5.500%, 7/1/37	9,943,619	9,739,753
6.000%, 7/1/37	12,443,947	12,462,557

Total Government Securities		48,183,818

Health Care (5.8%)
Biotechnology (0.2%)
Amgen, Inc.
5.850%, 6/1/17 (b)	2,000,000	1,980,936

Health Care Providers & Services (5.3%)
Community Health Systems, Inc.
8.875%, 7/15/15 (b)	4,000,000	4,110,000
DaVita, Inc.
6.625%, 3/15/13 (b)	1,886,000	1,871,855
6.625%, 3/15/13	3,400,000	3,374,500
7.250%, 3/15/15^	3,000,000	3,007,500
HCA, Inc.
6.500%, 2/15/16^	6,000,000	5,100,000
9.250%, 11/15/16 (b)	900,000	956,250
Tenet Healthcare Corp.
6.375%, 12/1/11^	12,400,000	10,850,000
7.375%, 2/1/13	2,500,000	2,118,750
9.250%, 2/1/15^	$6,500,000	$5,736,250
U.S. Oncology Holdings, Inc. (PIK)
10.759%, 3/15/12 (b)	4,500,000	4,005,000
United Surgical Partners International, Inc.
8.875%, 5/1/17	2,000,000	2,020,000
Vanguard Health Holding Co. I, LLC
0.000%, 10/1/15 (e)	1,445,000	1,080,137

		44,230,242

Pharmaceuticals (0.3%)
Mylan, Inc.
6.375%, 8/15/15	2,000,000	2,147,500

Total Health Care		48,358,678

Industrials (2.7%)
Aerospace & Defense (0.8%)
DRS Technologies, Inc.
6.625%, 2/1/16	200,000	197,500
L-3 Communications Corp.
5.875%, 1/15/15	2,400,000	2,304,000
Series B
6.375%, 10/15/15	2,000,000	1,965,000
RHI Holdings, Inc., Term Loan
11.350%, 2/20/13	2,062,427	1,948,994

		6,415,494

Building Products (0.1%)
RBS Global, Inc. & Rexnord Corp.
8.875%, 9/1/16^	1,000,000	1,005,000

Commercial Services & Supplies (1.2%)
Allied Waste North America, Inc.
6.375%, 4/15/11	1,500,000	1,503,750
6.125%, 2/15/14	1,000,000	971,250
6.875%, 6/1/17	2,500,000	2,512,500
Series B
7.375%, 4/15/14^	2,700,000	2,713,500
7.125%, 5/15/16^	2,100,000	2,147,250
Rental Service Corp.
9.500%, 12/1/14^	500,000	477,500

		10,325,750

Machinery (0.1%)
Case New Holland, Inc.
7.125%, 3/1/14	1,100,000	1,127,500

Road & Rail (0.5%)
Hertz Corp.
8.875%, 1/1/14	4,000,000	4,120,000

Total Industrials		22,993,744

Information Technology (5.8%)
Computers & Peripherals (0.5%)
Seagate Technology HDD Holdings
6.375%, 10/1/11^	4,500,000	4,421,250

Electronic Equipment & Instruments (1.3%)
Flextronics International Ltd.
6.250%, 11/15/14^	4,000,000	3,740,000
NXP B.V./NXP Funding LLC
9.500%, 10/15/15^	750,000	699,375
Sanmina-SCI Corp.
6.750%, 3/1/13^	2,000,000	1,720,000
8.444%, 6/15/14 ^(b)(l)	2,900,000	2,769,500
8.125%, 3/1/16^	2,000,000	1,730,000

		10,658,875

IT Services (1.2%)
First Data Corp., Term Loan
6.500%, 10/1/14	10,000,000	9,600,000

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
SunGard Data Systems, Inc.
9.125%, 8/15/13	$200,000	$208,000

		9,808,000

Semiconductors & Semiconductor Equipment (2.8%)
Advanced Micro Devices, Inc.
5.750%, 8/15/12^(b)(l)	10,000,000	10,275,000
Freescale Semiconductor, Inc.
8.875%, 12/15/14	4,500,000	4,342,500
10.125%, 12/15/16^	10,000,000	9,300,000

		23,917,500

Total Information Technology		48,805,625

Materials (2.0%)
Chemicals (0.9%)
Chemtura Corp.
6.875%, 6/1/16	200,000	190,000
Ineos Group Holdings plc
7.875%, 2/15/16^(b)	2,000,000	2,666,527
Lyondell Chemical Co.
8.000%, 9/15/14	2,500,000	2,750,000
6.875%, 6/15/17^	1,900,000	2,061,500

		7,668,027

Containers & Packaging (0.7%)
Berry Plastics Holding Corp., Term Loan
6.500%, 6/15/14	3,000,000	2,924,463
BPC Holding Corp.
8.875%, 9/15/14^	2,500,000	2,556,250
Jefferson Smurfit Corp.
8.250%, 10/1/12	1,000,000	1,002,500

		6,483,213

Metals & Mining (0.4%)
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/1/17	1,300,000	1,420,250
Novelis, Inc.
7.250%, 2/15/15^	1,750,000	1,688,750

		3,109,000

Paper & Forest Products (0.0%)
Abitibi-Consolidated Co. of Canada
8.375%, 4/1/15^	200,000	145,500

Total Materials		17,405,740

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.4%)
Digicel Group Ltd.
8.875%, 1/15/15^(b)	3,000,000	2,820,000
Qwest Capital Funding, Inc.
7.250%, 2/15/11	300,000	301,500

		3,121,500

Wireless Telecommunication Services (0.2%)
MetroPCS Wireless, Inc.
9.250%, 11/1/14 (b)	2,000,000	2,040,000

Total Telecommunication Services		5,161,500

Utilities (2.4%)
Electric Utilities (1.2%)
Intergen N.V.
9.000%, 6/30/17 (b)	5,000,000	5,250,000
Reliant Energy, Inc.
7.625%, 6/15/14	2,900,000	2,921,750
7.875%, 6/15/17^	1,800,000	1,811,250

		9,983,000

Independent Power Producers & Energy Traders (1.2%)
Dynegy Holdings, Inc.
6.875%, 4/1/11	1,500,000	1,473,750
8.750%, 2/15/12	2,600,000	2,684,500
8.375%, 5/1/16	$2,500,000	$2,512,500
7.750%, 6/1/19 (b)	3,500,000	3,346,875
NRG Energy, Inc.
7.250%, 2/1/14	330,000	330,825
TXU Corp.,
Series P
5.550%, 11/15/14	300,000	241,953

		10,590,403

Total Utilities		20,573,403

Total Long-Term Debt Securities (50.8%) (Cost $423,590,749)		427,926,363

CONVERTIBLE BONDS:
Health Care (0.4%)
Biotechnology (0.4%)
Amgen, Inc.
0.375%, 2/1/13	3,500,000	3,180,625

Total Health Care		3,180,625

Information Technology (0.2%)
Communications Equipment (0.2%)
Nortel Networks Corp.
4.250%, 9/1/08^	1,500,000	1,471,875

Total Information Technology		1,471,875

Total Convertible Bonds (0.6%) (Cost $4,557,473)		4,652,500

	Number of Shares
COMMON STOCKS:
Consumer Discretionary (1.4%)
Household Durables (0.4%)
KB Home^	75,000	1,879,500
Lennar Corp., Class A^	45,000	1,019,250
Ryland Group, Inc.^	38,800	831,484

		3,730,234

Specialty Retail (1.0%)
Home Depot, Inc.	250,000	8,110,000

Total Consumer Discretionary		11,840,234

Consumer Staples (0.3%)
Food & Staples Retailing (0.3%)
CVS Caremark Corp.	66,800	2,647,284

Total Consumer Staples		2,647,284

Energy (4.1%)
Energy Equipment & Services (0.5%)
Halliburton Co.	120,000	4,608,000

Oil, Gas & Consumable Fuels (3.6%)
BP plc (ADR)	20,000	1,387,000
Canadian Oil Sands Trust	40,000	1,327,100
Chesapeake Energy Corp.^	70,000	2,468,200
Chevron Corp	70,000	6,550,600
ConocoPhillips	80,000	7,021,600
Spectra Energy Corp.	163,900	4,012,272
TransCanada Corp.^	200,000	7,333,233

		30,100,005

Total Energy		34,708,005

Financials (7.6%)
Commercial Banks (2.1%)
Fifth Third Bancorp	40,000	1,355,200
HSBC Holdings plc	350,000	6,477,124
Wachovia Corp	200,000	10,030,000

		17,862,324

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (3.2%)
Bank of America Corp.	300,000	$15,081,000
Citigroup, Inc.	200,000	9,334,000
JPMorgan Chase & Co	50,000	2,291,000

		26,706,000

Real Estate Investment Trusts (REITs) (0.4%)
CapitalSource, Inc. (REIT)^	180,000	3,643,200

Thrifts & Mortgage Finance (1.9%)
Washington Mutual, Inc	450,000	15,889,500

Total Financials		64,101,024

Health Care (4.2%)
Pharmaceuticals (4.2%)
Johnson & Johnson	225,000	14,782,500
Merck & Co., Inc.	50,000	2,584,500
Pfizer, Inc	700,000	17,101,000
Schering-Plough Corp.^	30,000	948,900

Total Health Care		35,416,900

Industrials (1.2%)
Air Freight & Logistics (0.4%)
United Parcel Service, Inc., Class B	45,000	3,379,500

Industrial Conglomerates (0.8%)
3M Co	75,000	7,018,500

Total Industrials.		10,398,000

Information Technology (1.1%)
Semiconductors & Semiconductor Equipment (1.1%)
Maxim Integrated Products, Inc.	300,000	8,805,000

Total Information Technology		8,805,000

Materials (1.6%)
Chemicals (1.2%)
Dow Chemical Co	150,000	6,459,000
Lyondell Chemical Co.	80,000	3,708,000

		10,167,000

Metals & Mining (0.4%)
Barrick Gold Corp.	80,000	3,222,400

Total Materials		13,389,400

Telecommunication Services (3.1%)
Diversified Telecommunication Services (3.0%)
AT&T, Inc.	450,000	19,039,500
Verizon Communications, Inc.	150,000	6,642,000

		25,681,500

Wireless Telecommunication Services (0.1%)
Vodafone Group plc (ADR)	15,000	544,500

Total Telecommunication Services		26,226,000

Utilities (8.9%)
Electric Utilities (3.8%)
American Electric
Power Co., Inc.	17,000	783,360
Duke Energy Corp.	400,000	7,476,000
Edison International	30,000	1,663,500
Exelon Corp.	20,000	1,507,200
FirstEnergy Corp.	50,000	3,167,000
Pinnacle West Capital Corp.^	100,000	3,951,000
Portland General Electric Co.^	250,000	6,950,000
Progress Energy, Inc.^	20,000	937,000
Southern Co.	152,500	5,532,700

		31,967,760

Gas Utilities (0.6%)
AGL Resources, Inc.	65,000	2,575,300
Atmos Energy Corp.^	85,000	$2,407,200

		4,982,500

Independent Power Producers &
Energy Traders (1.4%)
TXU Corp	170,000	11,639,900

Multi-Utilities (3.1%)
Ameren Corp.^	60,000	3,150,000
Consolidated Edison, Inc.	150,000	6,945,000
Dominion Resources, Inc.	26,700	2,250,810
PG&E Corp.	150,000	7,170,000
Public Service Enterprise Group, Inc	25,000	2,199,750
TECO Energy, Inc	265,000	4,353,950

		26,069,510

Total Utilities		74,659,670

Total Common Stocks (33.5%) (Cost $273,150,806)		282,191,517

CONVERTIBLE PREFERRED STOCKS:
Financials (3.0%)
Capital Markets (2.5%)
Deutsche Bank AG/London
10.000% (b)	50,000	3,835,500
E*TRADE Financial Corp.
6.125%	150,000	2,779,500
Goldman Sachs Group, Inc.
9.000% (b)	400,000	5,296,000
10.000% (b)	12,500	572,988
Lehman Brothers Holdings, Inc.
8.000% (b)	60,000	4,435,680
Morgan Stanley
7.000% (b)	88,000	2,330,240
7.300% (b)	70,000	1,648,500
8.500% (b)	10,000	451,500

		21,349,908

Commercial Banks (0.3%)
Credit Suisse/New York
8.000%	30,000	2,203,800

Diversified Financial Services (0.2%)
Citigroup Funding, Inc.
7.500%	60,000	1,950,000

Total Financials		25,503,708

Health Care (0.5%)
Pharmaceuticals (0.5%)
Schering Plough Corp.
6.000%	15,000	4,155,000

Total Health Care		4,155,000

Materials (0.5%)
Chemicals (0.2%)
Huntsman Corp.
5.000%	35,000	1,735,650

Metals & Mining (0.3%)
Freeport-McMoRan
Copper & Gold, Inc.
6.750%	13,200	2,042,700

Total Materials		3,778,350

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (0.2%)
Multi-Utilities (0.2%)
PNM Resources, Inc.
6.750%	35,000	$1,555,750

Total Utilities		1,555,750

Total Convertible Preferred Stocks (4.2%) (Cost $33,434,033)		34,992,808

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (11.4%)
Federal Farm Credit Bank
4.00%, 10/1/07 (o)(p)	$20,000,000	19,997,777
Federal Home Loan Bank
4.00%, 10/1/07 (o)(p)	76,060,000	76,051,549

Total Government Securities		96,049,326

Short-Term Investments of Cash Collateral for Securities Loaned (15.5%)
Aspen Funding Corp.
5.30%, 10/1/07	1,999,117	1,999,117
Atlantic Asset Securitization LLC
5.30%, 10/1/07	1,999,117	1,999,117
Banc of America Securities LLC, Repurchase Agreement
5.10%, 10/1/07 (r)	50,000,000	50,000,000
Clipper Receivables Corp.
5.30%, 10/1/07	3,998,233	3,998,233
Lafayette Asset Securitization LLC
5.55%, 10/1/07	4,997,688	4,997,688
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	67,220,895	67,220,895

Total Short-Term Investments of Cash Collateral for Securities Loaned		130,215,050

Time Deposit (2.4%)
JPMorgan Chase Nassau
4.43%, 10/1/07	$20,068,700	$20,068,700

Total Short-Term Investments (29.3%) (Cost/Amortized Cost $254,065,136)		246,333,076

Total Investments (118.4%) (Cost/Amortized Cost $988,798,197)		996,096,264
Other Assets Less Liabilities (-18.4%)		(154,600,015)

Net Assets (100%)		$841,496,249

^	All, or a portion of security out on loan (See Note 1).

(b)	Illiquid security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2007. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

PIK — Payment-in-Kind Security

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$662,292,042
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$40,580,622

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.	$25,075,456
Aggregate gross unrealized depreciation.	(17,777,389)

Net unrealized appreciation	$7,298,067

Federal income tax cost of investments	$988,798,197

At September 30, 2007, the Portfolio had loaned securities with a total value of $127,743,459. This was secured by collateral of $130,215,050 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (21.3%)
Auto Components (0.5%)
Gentex Corp.^	72,600	$1,556,544

Automobiles (4.2%)
Monaco Coach Corp.^	214,000	3,002,420
Thor Industries, Inc.^	123,000	5,533,770
Winnebago Industries, Inc.^	141,000	3,367,080

		11,903,270

Diversified Consumer Services (2.0%)
Regis Corp.	178,100	5,683,171

Hotels, Restaurants & Leisure (0.4%)
Bob Evans Farms, Inc.	34,100	1,029,138

Household Durables (4.8%)
Bassett Furniture Industries, Inc.^	2,000	20,760
Ethan Allen Interiors, Inc.^	77,100	2,520,399
Hooker Furniture Corp.^	160,800	3,219,216
La-Z-Boy, Inc.^	227,500	1,678,950
M.D.C. Holdings, Inc.^	77,600	3,176,944
M/I Homes, Inc.^	224,300	3,115,527
Russ Berrie & Co., Inc.*^	3,500	58,800

		13,790,596

Leisure Equipment & Products (1.2%)
Brunswick Corp.	149,600	3,419,856

Multiline Retail (1.3%)
Fred’s, Inc., Class A^	118,600	1,248,858
Tuesday Morning Corp.^	263,100	2,365,269

		3,614,127

Specialty Retail (4.6%)
Brown Shoe Co., Inc.	154,550	2,998,270
Christopher & Banks Corp.^	216,000	2,617,920
HOT Topic, Inc.*^	193,500	1,443,510
Men’s Wearhouse, Inc.	46,800	2,364,336
Pier 1 Imports, Inc.*^	2,100	9,933
West Marine, Inc.*^	214,900	2,482,095
Zale Corp.*^	53,400	1,235,676

		13,151,740

Textiles, Apparel & Luxury Goods (2.3%)
Timberland Co., Class A*^	95,200	1,804,992
Warnaco Group, Inc.*	123,000	4,805,610

		6,610,602

Total Consumer Discretionary		60,759,044

Consumer Staples (1.5%)
Food & Staples Retailing (1.5%)
Casey’s General Stores, Inc.^	152,400	4,221,480

Total Consumer Staples		4,221,480

Energy (6.4%)
Energy Equipment & Services (4.4%)
Atwood Oceanics, Inc.*^	30,200	2,312,112
Bristow Group, Inc.*^	60,000	2,622,600
Global Industries Ltd.*	29,800	767,648
Oil States International, Inc.*^	78,000	3,767,400
Rowan Cos., Inc.	14,400	526,752
Tidewater, Inc.	7,200	452,448
Unit Corp.*	39,900	1,931,160

		12,380,120

Oil, Gas & Consumable Fuels (2.0%)
General Maritime Corp.	10,200	284,682
Helix Energy Solutions Group, Inc.*^	32,800	1,392,688
Overseas Shipholding Group, Inc.	47,000	3,611,010
Teekay Corp.^	8,100	$476,361

		5,764,741

Total Energy		18,144,861

Financials (16.0%)
Commercial Banks (1.9%)
Chemical Financial Corp.^	122,700	2,975,475
First Indiana Corp.	56,700	1,775,844
Peoples Bancorp, Inc./Ohio^	28,300	740,894

		5,492,213

Insurance (11.0%)
American National Insurance Co.	16,300	2,144,265
Arthur J. Gallagher & Co.^.	84,900	2,459,553
Aspen Insurance Holdings Ltd.	220,100	6,142,991
Erie Indemnity Co., Class A	16,500	1,008,645
IPC Holdings Ltd.^	144,900	4,180,365
Montpelier Reinsurance Holdings Ltd.^	231,800	4,102,860
Protective Life Corp.	82,700	3,509,788
RLI Corp.^	44,100	2,501,352
Security Capital Assurance Ltd.^	107,104	2,446,255
StanCorp Financial Group, Inc.	58,800	2,911,188

		31,407,262

Real Estate Investment Trusts (REITs) (0.6%)
Arbor Realty Trust, Inc. (REIT)^	92,800	1,752,992

Thrifts & Mortgage Finance (2.5%)
Corus Bankshares, Inc.^	130,700	1,701,714
PMI Group, Inc.	56,300	1,841,010
Trustco Bank Corp./New York^	329,800	3,604,714

		7,147,438

Total Financials		45,799,905

Health Care (1.9%)
Health Care Equipment & Supplies (1.9%)
STERIS Corp.	105,200	2,875,116
West Pharmaceutical Services, Inc.^	61,100	2,545,426

Total Health Care		5,420,542

Industrials (29.1%)
Airlines (1.1%)
SkyWest, Inc.^	127,200	3,201,624

Building Products (6.4%)
American Woodmark Corp.^	89,100	2,208,789
Apogee Enterprises, Inc.^	190,200	4,933,788
Gibraltar Industries, Inc.^	273,500	5,059,750
Simpson Manufacturing Co., Inc.^	45,800	1,458,730
Universal Forest Products, Inc.^	148,000	4,425,200

		18,086,257

Commercial Services & Supplies (2.1%)
ABM Industries, Inc.	65,800	1,314,684
Mine Safety Appliances Co.^	100,000	4,711,000

		6,025,684

Electrical Equipment (4.5%)
A.O. Smith Corp.^	38,800	1,702,544
Baldor Electric Co.	17,500	699,125
Brady Corp., Class A^	124,800	4,477,824
Franklin Electric Co., Inc.^	55,222	2,270,177
Genlyte Group, Inc.*^	33,600	2,159,136
Powell Industries, Inc.*^	43,400	1,644,426

		12,953,232

Industrial Conglomerates (1.3%)
Carlisle Cos., Inc.	57,600	2,799,360
Teleflex, Inc.	12,000	935,040

		3,734,400

Machinery (10.9%)
Astec Industries, Inc.*^	800	45,960

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Briggs & Stratton Corp.^	95,000	$2,392,100
CIRCOR International, Inc.	67,010	3,042,924
Graco, Inc.^	97,500	3,813,225
Kennametal, Inc.	51,700	4,341,766
Mueller Industries, Inc.	157,000	5,673,980
Nordson Corp.^	41,300	2,073,673
Timken Co.	12,200	453,230
Trinity Industries, Inc.^	66,700	2,503,918
Wabash National Corp.^	357,700	4,038,433
Watts Water Technologies, Inc., Class A^	87,200	2,677,040

		31,056,249

Road & Rail (2.4%)
Dollar Thrifty Automotive Group, Inc.*^	47,500	1,647,775
Genesee & Wyoming, Inc., Class A*^	122,600	3,535,784
Kansas City Southern, Inc.*^	49,300	1,585,981

		6,769,540

Trading Companies & Distributors (0.4%)
Applied Industrial Technologies, Inc.^	36,900	1,137,627

Total Industrials		82,964,613

Information Technology (6.8%)
Communications Equipment (1.8%)
Avocent Corp.*	173,400	5,049,408

Computers & Peripherals (0.5%)
Diebold, Inc.	32,800	1,489,776

Electronic Equipment & Instruments (2.7%)
Benchmark Electronics, Inc.*^	142,900	3,411,023
Mettler-Toledo International, Inc.*	40,400	4,120,800

		7,531,823

Semiconductors & Semiconductor Equipment (1.8%)
Cohu, Inc.^	160,700	3,013,125
OmniVision Technologies, Inc.*^	97,900	2,225,267

		5,238,392

Total Information Technology		19,309,399

Materials (10.3%)
Chemicals (4.5%)
Airgas, Inc.	43,200	2,230,416
Cabot Corp.	75,700	2,689,621
RPM International, Inc.	170,900	4,093,055
Westlake Chemical Corp.^	152,500	3,862,825

		12,875,917

Containers & Packaging (1.7%)
AptarGroup, Inc.	84,200	3,188,654
Bemis Co., Inc.	59,200	1,723,312

		4,911,966

Metals & Mining (1.9%)
Gerdau Ameristeel Corp.^	210,100	2,510,695
Reliance Steel & Aluminum Co.^	22,400	1,266,496
Steel Dynamics, Inc.	33,800	1,578,460

		5,355,651

Paper & Forest Products (2.2%)
Bowater, Inc.^	115,700	1,726,244
Glatfelter (P.H.) Co.^	200,800	2,979,872
Mercer International, Inc.*^	172,000	1,625,400

		6,331,516

Total Materials		29,475,050

Utilities (0.9%)
Electric Utilities (0.0%)
Sierra Pacific Resources	6,400	100,672

Gas Utilities (0.9%)
Atmos Energy Corp.	57,400	$1,625,568
Energen Corp.	14,700	839,664

		2,465,232

Total Utilities		2,565,904

Total Common Stocks (94.2%) (Cost $283,335,540)		268,660,798

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (6.5%)
Federal Home Loan Bank
4.00%, 10/1/07 (o)(p)	$18,445,000	18,442,951

Short-Term Investments of Cash Collateral for Securities Loaned (32.4%)
Aspen Funding Corp.
5.30%, 10/1/07	999,558	999,558
Atlantic Asset Securitization LLC
5.30%, 10/1/07	999,558	999,558
Clipper Receivables Corp.
5.30%, 10/1/07	2,998,675	2,998,675
Lafayette Asset Securitization LLC
5.55%, 10/1/07	2,998,613	2,998,613
Monument Gardens Funding LLC
5.30%, 10/1/07	2,029,103	2,029,103
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	82,275,721	82,275,721

Total Short-Term Investments of Cash Collateral for Securities Loaned		92,301,228

Time Deposit (0.0%)
JPMorgan Chase Nassau
4.43%, 10/1/07	4,873	4,873

Total Short-Term Investments (38.9%) (Cost/Amortized Cost $110,751,101)		110,749,052

Total Investments (133.1%) (Cost/Amortized Cost $394,086,641)		379,409,850
Other Assets Less Liabilities (-33.1%)		(94,272,360)

Net Assets (100%)		$285,137,490

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(o)	Discount Note Security. Effective rate calculated as of September 30, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$265,370,428
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,486,397

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,208,985
Aggregate gross unrealized depreciation	(26,885,776)

Net unrealized depreciation	$(14,676,791)

Federal income tax cost of investments	$394,086,641

At September 30, 2007, the Portfolio had loaned securities with a total value of $89,465,553. This was secured by collateral of $92,301,228 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (20.5%)
Auto Components (0.0%)
Dana Corp.*	40,000	$7,800

Distributors (0.3%)
Keystone Automotive Industries, Inc.*	10,000	477,600

Hotels, Restaurants & Leisure (7.0%)
Boyd Gaming Corp.	14,000	599,900
Churchill Downs, Inc.	10,000	499,600
Dover Motorsports, Inc.	20,000	129,400
Harrah’s Entertainment, Inc.	48,000	4,172,640
Hilton Hotels Corp.	50,000	2,324,500
Ladbrokes plc	50,000	441,680
Penn National Gaming, Inc.*	1,000	59,020
Station Casinos, Inc.	50,000	4,374,000

		12,600,740

Household Durables (0.5%)
Fedders Corp.*	16,000	736
Fortune Brands, Inc.	1,000	81,490
Harman International Industries, Inc.	7,000	605,640
Lenox Group, Inc.*	12,000	57,600
Nobility Homes, Inc.	500	9,500
Skyline Corp.	5,000	150,400

		905,366

Internet & Catalog Retail (0.0%)
Liberty Media Corp., Interactive, Class A*	5,000	96,050

Leisure Equipment & Products (1.6%)
Fairchild Corp., Class A*	15,000	30,000
Oakley, Inc.	100,000	2,903,000

		2,933,000

Media (10.5%)
Acme Communications, Inc.	4,000	15,480
Beasley Broadcasting Group, Inc., Class A	6,000	45,060
Cablevision Systems Corp. - New York Group, Class A*	120,000	4,192,800
Catalina Marketing Corp.*	3,000	97,170
CBS Corp., Class A	14,000	441,140
Clear Channel Communications, Inc.	100,000	3,744,000
Clear Channel Outdoor Holdings, Inc., Class A*	10,700	272,850
Crown Media Holdings, Inc., Class A*^	10,000	71,900
Discovery Holding Co., Class A*	3,000	86,550
Dow Jones & Co., Inc.	73,000	4,358,100
Emmis Communications Corp., Class A^	20,000	98,800
Fisher Communications, Inc.*^	6,000	299,220
Interep National Radio Sales, Inc., Class A*	3,000	510
Liberty Global, Inc., Class A*^	1,080	44,302
Liberty Media Corp., Capital Series, Class A*	10,000	1,248,300
Lin TV Corp., Class A*	115,000	1,496,150
McClatchy Co., Class A^	27,000	539,460
Media General, Inc., Class A^	20,000	550,200
PagesJaunes Groupe S.A.	20,000	410,959
Primedia, Inc.^	3,333	46,795
Salem Communications Corp., Class A^	25,000	200,000
Shaw Communications, Inc., Class B	3,000	74,520
Tribune Co.	15,687	428,569
Triple Crown Media, Inc.*	1,500	$9,255
Vivendi S.A.	2,000	84,416
Warner Music Group Corp.^	10,000	101,000
Young Broadcasting, Inc., Class A*	11,500	25,300

		18,982,806

Multiline Retail (0.2%)
Macy’s, Inc.	9,000	290,880
Saks, Inc.	200	3,430

		294,310

Specialty Retail (0.4%)
CSK Auto Corp.*	12,000	127,800
Genesco, Inc.*	1,000	46,130
Midas, Inc.*	20,000	377,400
Pier 1 Imports, Inc.*^	10,000	47,300
Sally Beauty Holdings, Inc.*	20,000	169,000

		767,630

Total Consumer Discretionary		37,065,302

Consumer Staples (6.2%)
Beverages (0.1%)
Pernod-Ricard S.A.	602	131,365

Food & Staples Retailing (2.5%)
BJ’s Wholesale Club, Inc.*	500	16,580
CVS Caremark Corp.	65,000	2,575,950
Pathmark Stores, Inc.*	20,000	255,000
SUPERVALU, Inc.	8,000	312,080
Topps Co., Inc.^	150,000	1,453,500

		4,613,110

Food Products (2.3%)
Cadbury Schweppes plc (ADR)	35,000	1,628,200
Flowers Foods, Inc.	1,125	24,525
Groupe Danone (ADR)	12,000	187,200
H.J. Heinz Co.	8,000	369,600
Reddy Ice Holdings, Inc.	3,000	79,110
Sara Lee Corp.	60,000	1,001,400
Tootsie Roll Industries, Inc.^	30,040	796,961

		4,086,996

Personal Products (1.3%)
Alberto-Culver Co.	20,000	495,800
Playtex Products, Inc.*^	100,000	1,828,000

		2,323,800

Total Consumer Staples		11,155,271

Energy (0.9%)
Energy Equipment & Services (0.1%)
RPC, Inc.^	15,000	213,150

Oil, Gas & Consumable Fuels (0.8%)
Anadarko Petroleum Corp.	6,500	349,375
James River Coal Co. *	18,000	111,600
Pioneer Natural Resources Co.	1,500	67,470
Western Oil Sands, Inc.*	25,000	978,736

		1,507,181

Total Energy		1,720,331

Financials (7.1%)
Capital Markets (3.7%)
A.G. Edwards, Inc.	25,000	2,093,750
BKF Capital Group, Inc.*	12,000	28,800
Deutsche Bank AG (Registered)	1,000	128,390
Nuveen Investments, Inc., Class A	50,000	3,097,000
SWS Group, Inc.	72,000	1,273,680

		6,621,620

Commercial Banks (0.8%)
Banco Bilbao Vizcaya Argentaria S.A. (ADR)	26,818	624,323

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
PNC Financial Services Group, Inc.	11,000	$749,100

		1,373,423

Consumer Finance (1.1%)
American Express Co.	4,000	237,480
SLM Corp.	35,000	1,738,450

		1,975,930

Insurance (1.0%)
CNA Surety Corp.*	5,000	88,150
Great American Financial Resources, Inc.^	200	4,904
Marsh & McLennan Cos., Inc.	70,000	1,785,000

		1,878,054

Real Estate Investment Trusts (REITs) (0.0%)
Equity Inns, Inc. (REIT)	4,600	103,868

Thrifts & Mortgage Finance (0.5%)
Flushing Financial Corp.^	12,000	201,600
New York Community Bancorp, Inc.	2,000	38,100
NewAlliance Bancshares, Inc.	40,000	587,200
Sovereign Bancorp, Inc.	1	17

		826,917

Total Financials		12,779,812

Health Care (14.1%)
Health Care Equipment & Supplies (11.2%)
Advanced Medical Optics, Inc.*	24,000	734,160
AngioDynamics, Inc.*	5,000	94,250
Arrow International, Inc.	30,000	1,364,700
ArthroCare Corp.*^	2,200	122,958
Bausch & Lomb, Inc.	9,000	576,000
CONMED Corp.*	10,000	279,900
Cytyc Corp.*	1,000	47,650
Dade Behring Holdings, Inc.	80,000	6,108,000
Exactech, Inc.*	3,500	56,175
Inverness Medical Innovations, Inc.*	87	4,813
Kensey Nash Corp.*	5,000	130,550
Kyphon, Inc.*	70,000	4,900,000
Lifecore Biomedical, Inc.*	15,000	193,500
Orthofix International N.V.*	1,500	73,455
Osteotech, Inc.*	1,500	11,280
PolyMedica Corp.^	100,000	5,252,000
Regeneration Technologies, Inc.*	18,000	192,960
Tutogen Medical, Inc.*^	5,000	57,500
Young Innovations, Inc.	300	8,583

		20,208,434

Health Care Providers & Services (2.3%)
Chemed Corp.	2,000	124,320
Manor Care, Inc.	10,000	644,000
Sierra Health Services, Inc.*	80,000	3,375,200

		4,143,520

Health Care Technology (0.2%)
AMICAS, Inc.*	40,000	117,600
IMS Health, Inc.	10,000	306,400

		424,000

Life Sciences Tools & Services (0.1%)
Bio-Rad Laboratories, Inc., Class A*	200	18,100
Ventana Medical Systems, Inc.*	2,000	171,820

		189,920

Pharmaceuticals (0.3%)
Allergan, Inc.	2,808	181,032
Bristol-Myers Squibb Co.	2,000	57,640
Collagenex Pharmaceuticals, Inc.*	500	4,490
Taro Pharmaceuticals Industries Ltd.*	1,000	7,600
UCB S.A.	3,057	$180,380

		431,142

Total Health Care		25,397,016

Industrials (7.7%)
Aerospace & Defense (0.9%)
EDO Corp.	5,000	280,050
Herley Industries, Inc.*	48,000	718,080
Honeywell International, Inc.	10,000	594,700

		1,592,830

Building Products (0.4%)
Griffon Corp.*^	53,000	800,300

Commercial Services & Supplies (0.3%)
PHH Corp.*	5,000	131,400
R.R. Donnelley & Sons Co.	2,000	73,120
Republic Services, Inc.	10,000	327,100

		531,620

Construction & Engineering (0.0%)
Washington Group International, Inc.*	1,000	87,810

Electrical Equipment (0.5%)
Belden, Inc.	1,000	46,910
Cooper Industries Ltd., Class A	4,000	204,360
Lamson & Sessions Co.*	10,000	269,600
SL Industries, Inc.*	12,000	273,480
Thomas & Betts Corp.*	3,000	175,920

		970,270

Industrial Conglomerates (2.5%)
Sequa Corp., Class A*^	27,400	4,542,372

Machinery (1.4%)
Ampco-Pittsburgh Corp.	1,000	39,380
Baldwin Technology Co., Inc., Class A*	20,000	100,200
CIRCOR International, Inc.	1,000	45,410
Flowserve Corp.	2,000	152,360
ITT Corp.	1,500	101,895
Navistar International Corp.*	20,000	1,234,000
Tennant Co.	15,000	730,500
Watts Water Technologies, Inc., Class A	2,000	61,400

		2,465,145

Road & Rail (1.4%)
Laidlaw International, Inc.	70,000	2,465,400
U.S. Xpress Enterprises, Inc., Class A*	1,000	19,760

		2,485,160

Trading Companies & Distributors (0.3%)
Kaman Corp.^	15,000	518,400

Total Industrials		13,993,907

Information Technology (1.3%)
Communications Equipment (0.2%)
Andrew Corp.*	28,000	387,800

Electronic Equipment & Instruments (0.6%)
CDW Corp.*	5,000	436,000
Excel Technology, Inc.*^	24,000	598,800
Park Electrochemical Corp.	2,000	67,160

		1,101,960

Internet Software & Services (0.0%)
Jupitermedia Corp.*^	3,000	18,990

IT Services (0.4%)
Acxiom Corp.	1,000	19,790

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Affiliated Computer Services, Inc., Class A*	500	$25,120
Ceridian Corp.*	4,000	138,960
CheckFree Corp.*	3,000	139,620
TNS, Inc.	22,000	353,320

		676,810

Software (0.1%)
Borland Software Corp.*	10,000	43,500
FalconStor Software, Inc.*	5,500	66,275
GSE Systems, Inc.*	424	2,862

		112,637

Total Information Technology		2,298,197

Materials (4.4%)
Chemicals (1.6%)
Ashland, Inc.	3,000	180,630
Chemtura Corp.	70,000	622,300
Ferro Corp.	30,000	599,400
Hercules, Inc.	12,000	252,240
Lyondell Chemical Co.	15,000	695,250
Sensient Technologies Corp.	20,000	577,400

		2,927,220

Construction Materials (0.9%)
Florida Rock Industries, Inc.	25,000	1,562,250

Containers & Packaging (0.6%)
Greif, Inc., Class A	2,500	151,700
Myers Industries, Inc.	45,000	891,900

		1,043,600

Metals & Mining (1.3%)
Alcan, Inc.	20,000	2,001,600
Barrick Gold Corp.	7,000	281,960
Gold Fields Ltd. (ADR)	4,000	72,360
WHX Corp.*^	4,000	30,000

		2,385,920

Total Materials		7,918,990

Telecommunication Services (6.1%)
Diversified Telecommunication Services (1.1%)
Asia Satellite Telecommunications Holdings Ltd. (ADR)	10,000	198,900
Cincinnati Bell, Inc.*	45,000	222,300
Portugal Telecom SGPS S.A. (Registered)	60,000	841,025
Qwest Communications International, Inc.*	6,000	54,960
Verizon Communications, Inc.	15,660	693,425

		2,010,610

Wireless Telecommunication Services (5.0%)
Centennial Communications Corp.*	6,000	60,720
Dobson Communications Corp., Class A*	450,000	5,755,500
Millicom International Cellular S.A.*	2,000	167,800
Rogers Communications, Inc., Class B	2,000	91,060
Sprint Nextel Corp.	75,000	1,425,000
U.S. Cellular Corp.*.	15,000	1,473,000

		8,973,080

Total Telecommunication Services		10,983,690

Utilities (8.9%)
Electric Utilities (0.6%)
American Electric Power Co., Inc.	2,000	92,160
DPL, Inc.^	20,000	525,200
Endesa S.A.	5,000	285,832
Westar Energy, Inc.	6,000	147,360

		1,050,552

Gas Utilities (0.2%)
Laclede Group, Inc.	1,000	$32,280
SEMCO Energy, Inc.*	50,000	394,500
Southwest Gas Corp.	500	14,145

		440,925

Independent Power Producers & Energy Traders (3.3%)
NRG Energy, Inc.*	10,000	422,900
TXU Corp.	80,000	5,477,600

		5,900,500

Multi-Utilities (4.8%)
Aquila, Inc.*	650,000	2,606,500
Energy East Corp.	120,000	3,246,000
Integrys Energy Group, Inc.	6,000	307,380
NorthWestern Corp.	85,000	2,309,450
NSTAR	6,000	208,860
Suez S.A. (VVPR)*	4,000	57

		8,678,247

Total Utilities		16,070,224

Total Common Stocks (77.2%) (Cost $134,759,563)		139,382,740

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (2.8%)
U.S. Treasury Bills
3.59%, 12/27/07 (p)	$5,000,000	4,956,500

Short-Term Investment of Cash Collateral for Securities Loaned (4.6%)
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	8,314,514	8,314,514

Time Deposit (19.4%)
JPMorgan Chase Nassau
4.43%, 10/1/07	35,043,023	35,043,023

Total Short-Term Investments (26.8%) (Amortized Cost $48,314,037)		48,314,037

Total Investments (104.0%) (Cost/Amortized Cost $183,073,600)		187,696,777

Other Assets Less Liabilities (-4.0%)		(7,169,419)

Net Assets (100%)		$180,527,358

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR   — American Depositary Receipt

VVPR — Verlaagde Vooheffing Precompte Reduit

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$272,254,255
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$241,261,186

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,656,761
Aggregate gross unrealized depreciation	(5,058,150)

Net unrealized appreciation	$4,598,611

Federal income tax cost of investments	$183,098,166

At September 30, 2007, the Portfolio had loaned securities with a total value of $5,185,383. This was secured by collateral of $8,314,514 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2007, the Portfolio incurred approximately $185,188 as brokerage commissions with Gabelli & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.6%)
Auto Components (2.6%)
Beru AG	6,000	$624,566
BorgWarner, Inc.	97,000	8,878,410
Dana Corp.*	450,000	87,750
Federal-Mogul Corp.*	60,000	54,000
Modine Manufacturing Co.^	320,000	8,518,400
Proliance International, Inc.*	155,000	327,050
Spartan Motors, Inc.^	290,000	4,880,700
Standard Motor Products, Inc.^	380,000	3,572,000
Strattec Security Corp.	19,000	883,880
Superior Industries International, Inc.^	40,000	867,600
Tenneco, Inc.*	2,000	62,020

		28,756,376

Automobiles (0.1%)
Fleetwood Enterprises, Inc.*^	120,000	1,026,000
Monaco Coach Corp.^	30,000	420,900
Thor Industries, Inc.^	4,000	179,960

		1,626,860

Diversified Consumer Services (0.0%)
Matthews International Corp., Class A^	10,000	438,000

Hotels, Restaurants & Leisure (2.9%)
Canterbury Park Holding Corp.	90,900	1,108,980
Churchill Downs, Inc.^	152,000	7,593,920
Dover Downs Gaming & Entertainment, Inc.^	80,000	831,200
Dover Motorsports, Inc.^	290,000	1,876,300
Gaylord Entertainment Co.*^	213,000	11,335,860
International Speedway Corp., Class A	4,000	183,440
Magna Entertainment Corp., Class A*^	80,000	181,600
Marcus Corp.^	4,000	76,800
Orient-Express Hotels Ltd., Class A^	30,000	1,538,100
Pinnacle Entertainment, Inc.*^	115,000	3,131,450
Six Flags, Inc.*^	90,000	311,400
Sonesta International Hotels Corp.^	9,700	413,802
Steak n Shake Co.*^	150,000	2,251,500
Triarc Cos., Inc., Class A	40,000	491,600
Triarc Cos., Inc., Class B^	70,000	875,700

		32,201,652

Household Durables (1.2%)
Cavalier Homes, Inc.*	560,000	1,792,000
Cavco Industries, Inc.*^	94,000	3,149,000
Champion Enterprises, Inc.*^	420,000	4,611,600
Fedders Corp.*	160,000	7,360
Lenox Group, Inc.*^	95,000	456,000
National Presto Industries, Inc.^	1,000	53,000
Nobility Homes, Inc.	27,000	513,000
Palm Harbor Homes, Inc.*^	27,000	336,960
Skyline Corp.^	87,000	2,616,960

		13,535,880

Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc., Class A*^	20,000	231,800
Audible, Inc.*^	28,400	369,200
Liberty Media Corp., Interactive, Class A*	12,500	240,125

		841,125

Leisure Equipment & Products (0.3%)
Aruze Corp.	35,000	1,560,092
Fairchild Corp., Class A*	619,300	$1,238,600

		2,798,692

Media (7.1%)
Acme Communications, Inc.	57,000	220,590
Beasley Broadcasting Group, Inc., Class A^	240,200	1,803,902
Belo Corp., Class A	120,000	2,083,200
Cablevision Systems Corp. - New York Group, Class A*^	340,000	11,879,600
Citadel Broadcasting Corp.^	50,000	208,000
Crown Media Holdings, Inc., Class A*^	120,000	862,800
Cumulus Media, Inc., Class A*^	2,011	20,552
Discovery Holding Co., Class A*	25,000	721,250
Dow Jones & Co., Inc.	100,000	5,970,000
E.W. Scripps Co., Class A	45,000	1,890,000
Emmis Communications Corp., Class A^	70,000	345,800
Fisher Communications, Inc.*^	136,000	6,782,320
Gemstar-TV Guide International, Inc.*^	600,059	4,176,411
Getty Images, Inc.*	80,000	2,227,200
Gray Television, Inc.^	382,000	3,243,180
Gray Television, Inc., Class A	37,700	323,843
Imax Corp.*^	17,000	71,400
Interactive Data Corp.^	135,000	3,807,000
Interep National Radio Sales, Inc., Class A*	65,000	11,050
Journal Communications, Inc., Class A^	270,000	2,559,600
Journal Register Co.^	180,000	432,000
Lakes Entertainment, Inc.*^	95,000	905,350
Lee Enterprises, Inc.^	135,900	2,115,963
Liberty Global, Inc., Class A*^	15,000	615,300
Liberty Media Corp., Capital Series, Class A*	2,500	312,075
Lin TV Corp., Class A*^	375,000	4,878,750
Martha Stewart Living Omnimedia, Class A*^	25,000	291,250
McClatchy Co., Class A^	165,000	3,296,700
MDC Partners, Inc., Class A*	5,000	54,300
Media General, Inc., Class A^	175,000	4,814,250
Meredith Corp.	48,000	2,750,400
Nexstar Broadcasting Group, Inc., Class A*^	36,000	377,640
Primedia, Inc.^	60,001	842,414
Salem Communications Corp., Class A^	307,000	2,456,000
Sinclair Broadcast Group, Inc., Class A^	200,000	2,408,000
Triple Crown Media, Inc.*	95,000	586,150
Voyager Learning Co.*	250,000	2,057,500
Young Broadcasting, Inc., Class A*	400,000	880,000

		79,281,740

Specialty Retail (1.7%)
Big 5 Sporting Goods Corp.^	25,000	467,500
Bowlin Travel Centers, Inc.*	70,000	140,000
Collective Brands, Inc.*	5,000	110,300
CSK Auto Corp.*^	80,000	852,000
Earl Scheib, Inc.*	280,000	1,050,000
Midas, Inc.*^	407,600	7,691,412
Penske Auto Group, Inc.^	40,000	809,600
Pep Boys - Manny, Moe & Jack^	235,000	3,297,050
Sally Beauty Holdings, Inc.*^	160,000	1,352,000
Tractor Supply Co.*^	78,000	3,595,020

		19,364,882

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.6%)
Escada AG*	40,000	$1,475,573
Hanesbrands, Inc.*	60,600	1,700,436
Hartmarx Corp.*	350,000	1,715,000
Levcor International, Inc.*	125,000	31,250
Movado Group, Inc.^	50,000	1,596,000
Wolverine World Wide, Inc.^	18,000	493,200

		7,011,459

Total Consumer Discretionary		185,856,666

Consumer Staples (6.0%)
Beverages (0.5%)
Boston Beer Co., Inc., Class A*^	55,500	2,700,630
PepsiAmericas, Inc.	90,000	2,919,600

		5,620,230

Food & Staples Retailing (1.5%)
Ingles Markets, Inc., Class A^	148,000	4,241,680
Topps Co., Inc.^	1,148,100	11,125,089
Village Super Market, Inc., Class A^	10,000	520,000
Weis Markets, Inc.^	27,000	1,152,630

		17,039,399

Food Products (2.1%)
Corn Products International, Inc.^	68,000	3,119,160
Del Monte Foods Co.	220,000	2,310,000
Flowers Foods, Inc.^	150,000	3,270,000
Griffin Land & Nurseries, Inc.*	131,200	4,791,424
Hain Celestial Group, Inc.*^	30,000	963,900
J & J Snack Foods Corp.^	4,000	139,280
John B. Sanfilippo & Son, Inc.*	1,000	8,170
Nissin Food Products Co., Ltd.	80,000	2,855,526
Ralcorp Holdings, Inc.*^	53,000	2,958,460
Tootsie Roll Industries, Inc.^	130,280	3,456,328

		23,872,248

Household Products (1.4%)
Church & Dwight Co., Inc.^	76,000	3,575,040
Energizer Holdings, Inc.*	25,000	2,771,250
Katy Industries, Inc.*	281,300	450,080
Oil-Dri Corp. of America‡	400,625	7,371,500
Spectrum Brands, Inc.*^	20,000	116,000
WD-40 Co.^	23,000	785,220

		15,069,090

Personal Products (0.5%)
Elizabeth Arden, Inc.*^	10,000	269,600
Revlon, Inc., Class A*^	220,000	253,000
Schiff Nutrition International, Inc.‡	760,100	4,552,999
United-Guardian, Inc.	60,000	612,000

		5,687,599

Total Consumer Staples		67,288,566

Energy (1.0%)
Energy Equipment & Services (1.0%)
Oceaneering International, Inc.*^	50,000	3,790,000
RPC, Inc.^	375,000	5,328,750
Union Drilling, Inc.*^	115,000	1,676,700
W-H Energy Services, Inc.*^	5,000	368,750

Total Energy.		11,164,200

Financials (4.8%)
Capital Markets (2.7%)
BKF Capital Group, Inc.*	45,000	108,000
Epoch Holding Corp.*^	415,000	5,843,200
Janus Capital Group, Inc.	221,800	6,272,504
optionsXpress Holdings, Inc.^	20,000	522,800
SWS Group, Inc.^	415,000	7,341,350
Waddell & Reed Financial, Inc.^	379,000	10,244,370

		30,332,224

Commercial Banks (0.2%)
Sterling Bancorp/New York^	180,000	$2,520,000

Diversified Financial Services (0.0%)
Duff & Phelps Corp., Class A*	500	9,175

Insurance (1.6%)
Alleghany Corp.*	3,770	1,530,620
Argo Group International Holdings Ltd.*^	77,807	3,385,382
CNA Surety Corp.*^	250,000	4,407,500
Midland Co.^	145,000	7,969,200

		17,292,702

Real Estate Management & Development (0.0%)
Gyrodyne Co. of America, Inc.	2,000	98,980

Thrifts & Mortgage Finance (0.3%)
Flushing Financial Corp.^	50,000	840,000
Franklin Bank Corp./Texas*^	40,000	368,000
NewAlliance Bancshares, Inc.^	100,000	1,468,000

		2,676,000

Total Financials		52,929,081

Health Care (7.3%)
Biotechnology (0.1%)
Crucell N.V. (ADR)*	30,400	627,456

Health Care Equipment & Supplies (4.6%)
Advanced Medical Optics, Inc.*^	300,000	9,177,000
Align Technology, Inc.*^	102,000	2,583,660
AngioDynamics, Inc.*^	150,000	2,827,500
Biolase Technology, Inc.*^	5,000	34,200
CONMED Corp.*^	135,000	3,778,650
Dentsply International, Inc.^	7,000	291,480
Edwards Lifesciences Corp.*	75,000	3,698,250
Exactech, Inc.*	160,000	2,568,000
Greatbatch, Inc.*^	175,000	4,653,250
ICU Medical Inc.*^	20,000	775,000
Inverness Medical Innovations, Inc.*^	10,000	553,200
Kensey Nash Corp.*^	100,000	2,611,000
Kinetic Concepts, Inc.*	1,000	56,280
Lifecore Biomedical, Inc.*	180,000	2,322,000
Mentor Corp.^	85,000	3,914,250
National Dentex Corp.*	30,000	476,100
Orthofix International N.V.*^	10,000	489,700
PolyMedica Corp.^	110,072	5,780,981
Possis Medical, Inc.*^	91,000	1,233,050
Quidel Corp.*^	50,000	978,000
Regeneration Technologies, Inc.*^	100,000	1,072,000
SSL International plc	50,000	434,775
Thoratec Corp.*^	6,000	124,140
Vascular Solutions, Inc.*^	87,000	694,260
Young Innovations, Inc.^	10,000	286,100

		51,412,826

Health Care Providers & Services (1.4%)
American Dental Partners, Inc.*^	19,000	532,190
Animal Health International, Inc.*^	125,000	1,391,250
Chemed Corp.^	87,000	5,407,920
Henry Schein, Inc.*^	7,000	425,880
MWI Veterinary Supply, Inc.*^	14,000	528,500
Odyssey HealthCare, Inc.*^	200,000	1,922,000
Owens & Minor, Inc.^	100,000	3,809,000
Patterson Cos., Inc.*	12,000	463,320
PSS World Medical, Inc.*^	70,000	1,339,100

		15,819,160

Health Care Technology (0.3%)
AMICAS, Inc.*^	220,000	646,800

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
IMS Health, Inc.	100,000	$3,064,000

		3,710,800

Life Sciences Tools & Services (0.1%)
Invitrogen Corp.*	15,000	1,225,950

Pharmaceuticals (0.8%)
Allergan, Inc.	28,000	1,805,160
Alpharma, Inc., Class A^	245,000	5,233,200
Heska Corp.*	76,800	165,888
Pain Therapeutics, Inc.*^	190,000	1,776,500
TL Administration Corp.*†	85,000	340

		8,981,088

Total Health Care		81,777,280

Industrials (27.8%)
Aerospace & Defense (2.9%)
AAR Corp.*^	70,000	2,123,800
Curtiss-Wright Corp.^	54,000	2,565,000
EDO Corp.^	25,000	1,400,250
Empresa Brasileira de Aeronautica S.A. (ADR)^	4,000	175,680
GenCorp, Inc.*^	220,000	2,631,200
Heico Corp.^	14,000	691,040
Herley Industries, Inc.*	239,300	3,579,928
Innovative Solutions & Support, Inc.*^	6,000	113,820
Moog, Inc., Class A*^	40,000	1,757,600
Precision Castparts Corp.	119,000	17,609,620

		32,647,938

Air Freight & Logistics (0.6%)
Park-Ohio Holdings Corp.*	255,000	6,617,250

Building Products (0.2%)
Griffon Corp.*^	110,000	1,661,000

Commercial Services & Supplies (2.5%)
ACCO Brands Corp.*^	100,000	2,244,000
Allied Waste Industries, Inc.*	260,000	3,315,000
Copart, Inc.*	70,000	2,407,300
Covanta Holding Corp.*^	150,000	3,676,500
Layne Christensen Co.*^	40,000	2,219,200
Nashua Corp.*	103,500	1,148,850
Republic Services, Inc.	150,000	4,906,500
Rollins, Inc.^	315,000	8,407,350

		28,324,700

Construction & Engineering (0.4%)
Furmanite Corp.*^	385,000	3,503,500
Insituform Technologies, Inc., Class A*^	50,000	761,500

		4,265,000

Electrical Equipment (4.5%)
A.O. Smith Corp.^	7,000	307,160
A.O. Smith Corp., Class A	8,000	348,400
Acuity Brands, Inc.^	2,000	100,960
Ametek, Inc.	220,000	9,508,400
Baldor Electric Co.^	80,000	3,196,000
Belden, Inc.^	54,000	2,533,140
C&D Technologies, Inc.*^	15,000	74,700
Franklin Electric Co., Inc.^	94,000	3,864,340
GrafTech International Ltd.*^	250,000	4,460,000
Lamson & Sessions Co.*	120,000	3,235,200
MagneTek, Inc.*	200,000	960,000
Roper Industries, Inc.^	44,000	2,882,000
SL Industries, Inc.*	78,300	1,784,457
Tech/Ops Sevcon, Inc.	94,000	817,800
Thomas & Betts Corp.*	240,000	14,073,600
Woodward Governor Co.^	33,000	2,059,200

		50,205,357

Industrial Conglomerates (3.1%)
Sequa Corp., Class A*^	112,500	$18,650,250
Sequa Corp., Class B*	49,000	8,158,500
Standex International Corp.^	60,400	1,249,072
Tredegar Corp.^	400,000	6,900,000

		34,957,822

Machinery (11.1%)
Ampco-Pittsburgh Corp.^	224,000	8,821,120
Badger Meter, Inc.^	100,000	3,205,000
Baldwin Technology Co., Inc., Class A*^	352,300	1,765,023
Basin Water, Inc.*^	19,000	224,770
CIRCOR International, Inc.^	172,700	7,842,307
Clarcor, Inc.^	354,000	12,110,340
CNH Global N.V.^	350,000	21,259,000
Crane Co	270,000	12,951,900
Danaher Corp.^	7,000	578,970
Donaldson Co., Inc.^	40,000	1,670,400
Flowserve Corp.	195,000	14,855,100
Gehl Co.*^	23,000	513,590
Gorman-Rupp Co.^	56,250	1,865,250
Graco, Inc.^	122,000	4,771,420
IDEX Corp.^	128,000	4,657,920
L.S. Starrett Co., Class A	25,100	485,685
Mueller Water Products, Inc., Class A^	45,000	557,550
Navistar International Corp.*	90,000	5,553,000
Oshkosh Truck Corp.	12,000	743,640
Robbins & Myers, Inc.^	120,000	6,874,800
Tennant Co.^	153,000	7,451,100
Watts Water Technologies, Inc., Class A^	160,000	4,912,000

		123,669,885

Trading Companies & Distributors (2.5%)
GATX Corp.^	260,000	11,115,000
Huttig Building Products, Inc.*	44,000	236,720
Industrial Distribution Group, Inc.*^	150,000	1,416,000
Kaman Corp.^	440,000	15,206,400
National Patent Development Corp.*	10,000	23,800

		27,997,920

Total Industrials		310,346,872

Information Technology (4.6%)
Communications Equipment (0.7%)
3Com Corp.*	10,000	49,400
Bel Fuse, Inc., Class A^	120,000	4,581,600
Communications Systems, Inc.	82,000	861,000
Nextwave Wireless, Inc.*^	75,000	429,000
Nortel Networks Corp.*^	40,000	679,200
Plantronics, Inc.	45,000	1,284,750

		7,884,950

Computers & Peripherals (1.1%)
Intermec, Inc.*^	489,000	12,772,680

Electronic Equipment & Instruments (1.8%)
CTS Corp.^	400,000	5,160,000
Gerber Scientific, Inc.*^	180,000	1,953,000
KEMET Corp.*^	300,000	2,205,000
Littelfuse, Inc.*^	60,000	2,141,400
Methode Electronics, Inc.^	145,000	2,182,250
Park Electrochemical Corp.^	178,000	5,977,240
Trans-Lux Corp.*	47,000	246,750

		19,865,640

Internet Software & Services (0.2%)
ValueClick, Inc.*	100,000	2,246,000

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (0.3%)
Edgewater Technology, Inc.*	420,000	$3,658,200

Semiconductors & Semiconductor Equipment (0.3%)
California Micro Devices Corp.*^	291,000	1,277,490
Cypress Semiconductor Corp.*^	40,000	1,168,400
MoSys, Inc.*^	44,000	310,640

		2,756,530

Software (0.2%)
Borland Software Corp.*^	86,000	374,100
FalconStor Software, Inc.*^	83,000	1,000,150
GSE Systems, Inc.*^	11,323	76,430
OpenTV Corp., Class A*^	10,000	14,800
Stamford Industrial Group, Inc.*	37,500	74,250
Tyler Technologies, Inc.*^	62,000	827,700

		2,367,430

Total Information Technology		51,551,430

Materials (6.4%)
Chemicals (4.0%)
Arch Chemicals, Inc.	60,000	2,812,800
Chemtura Corp.	790,000	7,023,100
Core Molding Technologies, Inc.*	240,300	1,840,698
Cytec Industries, Inc.	5,000	341,950
Ferro Corp.^	385,000	7,692,300
Hawkins, Inc.^	125,000	1,800,000
Hercules, Inc.^	250,000	5,255,000
Material Sciences Corp.*	160,000	1,699,200
NewMarket Corp.^	25,000	1,234,500
Omnova Solutions, Inc.*^	400,000	2,312,000
Scotts Miracle-Gro Co., Class A	17,500	748,125
Sensient Technologies Corp.^	400,000	11,548,000

		44,307,673

Containers & Packaging (1.8%)
Chesapeake Corp.^	5,000	42,300
Greif, Inc., Class A^	170,000	10,315,600
Myers Industries, Inc.	500,000	9,910,000

		20,267,900

Metals & Mining (0.6%)
Alcan, Inc.	47,300	4,733,784
Barrick Gold Corp.	35,000	1,409,800
Kinross Gold Corp.*^	28,167	421,942

		6,565,526

Paper & Forest Products (0.0%)
Schweitzer-Mauduit International, Inc.^	30,000	699,000

Total Materials		71,840,099

Telecommunication Services (4.3%)
Diversified Telecommunication Services (1.0%)
ATX Communications, Inc.*†	30,000	342
Cincinnati Bell, Inc.*^	1,080,000	5,335,200
Citizens Communications Co.	45,000	644,400
D&E Communications, Inc.	68,000	966,960
Verizon Communications, Inc.	93,960	4,160,549
Windstream Corp.	27,000	381,240

		11,488,691

Wireless Telecommunication Services (3.3%)
ALLTEL Corp.	60,000	4,180,800
Centennial Communications Corp.*	40,000	404,800
Clearwire Corp., Class A*	30,000	733,200
Dobson Communications Corp., Class A*	239,200	3,059,368
Rogers Communications, Inc., Class B	220,000	10,016,600
Rural Cellular Corp., Class A*	65,000	2,827,500
U.S. Cellular Corp.*^	66,000	6,481,200
Vimpel-Communications OJSC (Sponsored ADR)	330,000	$8,923,200

		36,626,668

Total Telecommunication Services		48,115,359

Utilities (3.0%)
Electric Utilities (1.0%)
Allegheny Energy, Inc.*	30,000	1,567,800
El Paso Electric Co.*^	160,000	3,700,800
Unisource Energy Corp.	10,000	298,900
Westar Energy, Inc.^	210,000	5,157,600

		10,725,100

Gas Utilities (0.7%)
AGL Resources, Inc.	4,000	158,480
ONEOK, Inc.	80,000	3,792,000
SEMCO Energy, Inc.*^	150,000	1,183,500
Southwest Gas Corp.	100,000	2,829,000

		7,962,980

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	25,000	501,000
TXU Corp.	20,000	1,369,400

		1,870,400

Multi-Utilities (1.0%)
Aquila, Inc.*	2,000,000	8,020,000
CH Energy Group, Inc.^	53,000	2,533,400
NorthWestern Corp.	30,000	815,100

		11,368,500

Water Utilities (0.1%)
Pennichuck Corp.	15,000	363,150
SJW Corp.^	22,000	751,080

		1,114,230

Total Utilities		33,041,210

Total Common Stocks (81.8%) (Cost $639,752,097)		913,910,763

	Principal Amount
SHORT TERM INVESTMENTS:
Government Securities (4.9%)
U.S. Treasury Bills
3.72%, 11/8/07^(p)	$40,000,000	39,839,548
3.59%, 12/27/07^(p)	15,000,000	14,869,681

Total Government Securities		54,709,229

Short-Term Investments of Cash Collateral for Securities Loaned (26.5%)
Aspen Funding Corp.
5.30%, 10/1/07	11,994,700	11,994,700
Atlantic Asset Securitization LLC
5.30%, 10/1/07	11,994,700	11,994,700
Bancaja U.S. Debt S.A.U.
5.49%, 7/10/09 (l)	5,001,867	5,001,867
Beta Finance, Inc.
4.87%, 5/11/09 (l)	9,992,835	9,992,835
Caixa d’Estalvis i Pensions de Barcelona/Catalonia
5.75%, 6/30/08 (l)	6,950,000	6,950,000
Calyon/New York
4.87%, 10/14/08 (l)	9,997,605	9,997,605
CC USA, Inc.
4.88%, 2/20/08 (l)	6,499,344	6,499,344
Citigroup Global Markets, Inc.
5.40%, 10/5/07 (l)	10,000,000	10,000,000
Clipper Receivables Corp.
5.30%, 10/1/07	9,995,583	9,995,583
Comerica Bank
5.54%, 6/19/09 (l)	10,001,633	10,001,633

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc., Repurchase Agreement
5.10%, 10/1/07 (r)	$75,000,000	$75,000,000
Eureka Securitization plc
5.41%, 11/9/07	9,862,050	9,862,050
Gemini Securitization Corp.
5.41%, 10/3/07	9,918,035	9,918,035
Goldman Sachs Group, Inc.
5.37%, 8/18/08 (l)	5,000,000	5,000,000
Lafayette Asset Securitization LLC
5.55%, 10/1/07	9,995,375	9,995,375
Monumental Global Funding II
4.86%, 4/25/08 (l)	7,000,000	7,000,000
4.90%, 3/26/10 (l)	1,000,000	1,000,000
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	76,294,166	76,294,166
Pricoa Global Funding I
4.90%, 6/25/10 (l)	9,997,249	9,997,249

Total Short-Term Investments of Cash Collateral for Securities Loaned		296,495,142

Time Deposit (16.2%)
JPMorgan Chase Nassau
4.43%, 10/1/07	180,935,245	180,935,245

Total Short-Term Investments (47.6%) (Cost/Amortized Cost $532,102,891)		532,139,616

Total Investments (129.4%) (Cost/Amortized Cost $1,171,854,988)		1,446,050,379
Other Assets Less Liabilities (-29.4%)		(328,153,934)

Net Assets (100%)		$1,117,896,445

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $682 or 0.00% of net assets) valued at fair value.

‡	Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the nine months ended September 30, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value September 30, 2007	Divided Income	Realized Gain/(Loss)
Oil-Dri Corp. of America	$4,905,750	$1,870,000	$—	$7,371,500	$121,831	$—
Schiff Nutrition International, Inc	3,059,000	1,733,750	—	4,552,999	1,050,000	—

	$7,964,750	$3,603,750	$—	$11,924,499	$1,171,831	$—

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$329,619,596
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$178,042,395

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$311,672,006
Aggregate gross unrealized depreciation	(42,107,884)

Net unrealized appreciation	$269,564,122

Federal income tax cost of investments	$1,176,486,257

At September 30, 2007, the Portfolio had loaned securities with a total value of $327,751,153. This was secured by collateral of $296,495,142 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $40,646,554 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

For the nine months ended September 30, 2007, the Portfolio incurred approximately $272,186 as brokerage commissions with Gabelli & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (15.3%)
Asset-Backed Securities (11.3%)
ACE Securities Corp., Series 06-NC3 A2A
5.181%, 12/25/36 (b)(l)	$494,590	$491,101
Bear Stearns Asset Backed Securities Trust, Series 06-HE10 21A1
5.201%, 12/25/36 (b)(l)	382,145	378,987
Carrington Mortgage Loan Trust, Series 06-NC5 A1
5.181%, 1/25/37 (b)(l)	505,280	501,561
Countrywide Asset-Backed Certificates, Series 06-22 2A1
5.181%, 5/25/37 (b)(l)	430,087	426,346
Daimler Chrysler Auto Trust, Series 04-C A4
3.280%, 12/8/09	557,316	551,280
Series 06-B A3
5.330%, 8/8/10	970,650	971,569
Ford Credit Auto Owner Trust, Series 07-A A2A
5.420%, 4/15/10	535,000	536,024
Honda Auto Receivables Owner Trust, Series 06-2 A3
5.300%, 7/21/10 (l)	515,000	515,552
Series 07-2 A2
5.410%, 11/23/09	495,000	495,775
Indymac Residential Asset Backed Trust, Series 06-E 2A1
5.191%, 4/25/37 (b)(l)	513,441	509,809
MBNA Credit Card Master Note Trust, Series 05-A7 A7
4.300%, 2/15/11	950,000	944,524
Morgan Stanley ABS Capital I, Series 06-HE8 A2A
5.181%, 10/25/36 (b)(l)	421,179	418,705
Nissan Auto Receivables Owner Trust, Series 5-C A3
4.190%, 7/15/09	558,078	555,249
Residential Asset Mortgage Products, Inc., Series 06-EFC2 A1
5.191%, 12/25/36 (b)(l)	398,896	396,985
Structured Asset Securities Corp., Series 06-BC6 A2
5.211%, 1/25/37 (l)	483,884	478,131
Series 07-WF2 A2
5.831%, 8/25/37 (l)	601,258	601,258

		8,772,856

Non-Agency CMO (4.0%)
Bear Stearns Adjustable Rate Mortgage Trust,
Series 06-1 A1
4.625%, 2/25/36 (l)	510,813	501,488
Countrywide Alternative Loan Trust, Series 06-OC10 2A1
5.221%, 11/25/36 (l)	371,609	370,748
Series 06-OC9 A1
5.206%, 12/25/36 (l)	493,711	492,981
Harborview Mortgage Loan Trust, Series 06-11 A1A
5.673%, 12/19/36 (l)	570,931	554,098
LB Commercial Conduit Mortgage Trust, Series 98-C4 A2
6.300%, 10/15/35	638,777	644,188
Wells Fargo Mortgage Backed Securities Trust, Series 07-11 A96
6.000%, 8/25/37	$496,246	$496,787

		3,060,290

Total Asset-Backed and Mortgage-Backed Securities		11,833,146

Consumer Staples (0.3%)
Food Products (0.3%)
Kraft Foods, Inc.
6.000%, 2/11/13	105,000	108,091
6.500%, 8/11/17	100,000	103,295

Total Consumer Staples		211,386

Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	350,000	346,643

Total Energy		346,643

Financials (8.7%)
Capital Markets (7.8%)
Bear Stearns Cos., Inc.
5.500%, 8/15/11	150,000	148,320
6.950%, 8/10/12	280,000	291,933
Goldman Sachs Group, Inc.
5.250%, 10/15/13	110,000	107,466
Lehman Brothers Holdings, Inc.
6.000%, 7/19/12	235,000	238,643
Morgan Stanley
5.610%, 1/9/12 (l)	1,275,000	1,249,045
Private Export Funding Corp.
5.750%, 1/15/08	1,000,000	1,002,194
3.400%, 2/15/08	3,000,000	2,983,098

		6,020,699

Commercial Banks (0.3%)
Royal Bank of Scotland Group plc
6.990%, 12/31/49 (l)	225,000	229,210

Diversified Financial Services (0.6%)
Bank of America Corp.
6.000%, 9/1/17	300,000	306,957
JP Morgan Chase Capital XXV
6.800%, 10/1/37	200,000	200,304

		507,261

Total Financials		6,757,170

Government Securities (99.4%)
Agency ABS (2.2%)
Federal National Mortgage Association
5.411%, 3/25/33 (b)(l)	197,413	197,442
Small Business Administration
4.754%, 8/10/14	1,533,588	1,497,762

		1,695,204

Agency CMO (4.0%)
Federal Home Loan Mortgage Corp.
5.500%, 11/15/26	450,561	453,213
6.000%, 4/15/36	460,281	470,811
Federal National Mortgage Association
5.500%, 7/25/28	1,468,470	1,475,480
5.500%, 11/25/30	445,714	447,507
5.000%, 6/1/35 IO	960,030	261,741

		3,108,752

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Government Agencies (65.5%)
Federal Home Loan Bank
5.400%, 10/27/11	$1,325,000	$1,336,392
Federal Home Loan Mortgage Corp.
4.375%, 11/16/07	2,590,000	2,587,635
5.500%, 2/1/32	1,673,448	1,644,209
4.071%, 6/1/34 (l)	2,631,639	2,592,049
4.188%, 10/1/34 (l)	2,989,290	2,946,739
Federal National Mortgage Association
3.250%, 11/15/07	5,000,000	4,989,435
5.010%, 1/1/12	1,825,000	1,823,694
5.065%, 2/1/12	1,000,000	1,001,032
5.240%, 4/1/12	2,000,000	2,014,450
5.681%, 8/1/16	1,240,260	1,256,484
4.486%, 5/1/33 (l)	1,688,028	1,674,241
4.492%, 5/1/34 (l)	1,436,153	1,427,453
5.690%, 6/1/34 (l)	942,645	950,471
4.787%, 10/1/34 (l)	1,202,656	1,192,452
4.212%, 12/1/34 (l)	2,142,296	2,154,979
5.500%, 2/1/35	587,160	576,758
4.895%, 6/1/35 (l)	1,420,624	1,410,906
5.000%, 10/1/35	1,329,151	1,269,923
6.000%, 12/1/35	329,297	330,070
6.000%, 3/1/36	421,756	422,458
6.000%, 6/1/36	52,851	52,939
6.000%, 11/1/36	53,256	53,345
5.500%, 6/1/37	91,275	89,404
6.000%, 6/1/37	1,100,000	1,101,645
5.500%, 10/25/37 TBA	4,800,000	4,701,000
Government National Mortgage Association
7.500%, 10/15/24	1,981	2,080
7.000%, 9/20/28	55,143	57,625
6.000%, 12/15/31	1,580,498	1,595,131
Overseas Private Investment Corp.
7.050%, 11/15/13	1,339,286	1,413,643
Small Business Administration
5.886%, 9/1/11	306,646	310,853
5.136%, 8/10/13	2,648,138	2,650,649
Tennessee Valley Authority
5.375%, 11/13/08^	2,000,000	2,017,578
6.000%, 3/15/13	1,000,000	1,061,985
4.750%, 8/1/13	2,000,000	2,000,176

		50,709,883

U.S. Treasuries (27.7%)
U.S. Treasury Bonds
8.750%, 5/15/17	2,040,000	2,686,743
Inflation Indexed
2.375%, 1/15/27	1,048,414	1,061,192
U.S. Treasury Notes
4.500%, 5/15/10	10,150,000	10,277,667
4.625%, 2/29/12	5,320,000	5,414,345
4.125%, 8/31/12	305,000	303,761
4.750%, 8/15/17	1,060,000	1,074,244
Inflation Indexed
2.000%, 4/15/12	641,581	636,919

		21,454,871

Total Government Securities		76,968,710

Total Long-Term Debt Securities (124.1%) (Cost $96,181,857)		96,117,055

SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (1.9%)
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	$1,462,490	$1,462,490

Time Deposit (0.4%)
JPMorgan Chase Nassau
4.43%, 10/1/07	325,682	325,682

Total Short-Term Investments (2.3%) (Amortized Cost $1,788,172)		1,788,172

Total Investments Before Security Sold Short (126.4%) (Cost/Amortized Cost $97,970,029)		97,905,227

SECURITIES SOLD SHORT:
U.S. Government Agency (-2.4%)
Federal National Mortgage Association
6.000%, 10/25/37 TBA
(Proceeds Received $1,915,734)	(1,900,000)	(1,902,375)

Total Investments (124.0%) (Cost/Amortized Cost $96,054,295)		96,002,852
Other Assets Less Liabilities (-24.0%)		(18,544,401)

Net Assets (100%)		$77,458,451

^	All, or a portion of security out on loan (See Note 1).

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ABS — Asset-Backed Security

CMO — Collateralized Mortgage Obligation

IO — Interest only

TBA — Security is subject to delayed delivery.

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$40,485,788
Long-term U.S. Treasury securities	382,505,932

$422,991,720

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$50,512,688
Long-term U.S. Treasury securities	368,581,657

$419,094,345

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$448,965
Aggregate gross unrealized depreciation	(529,227)

Net unrealized depreciation	$(80,262)

Federal income tax cost of investments	$97,985,489

At September 30, 2007, the Portfolio had loaned securities with a total value of $1,435,752. This was secured by collateral of $1,462,490 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $1,659,594 which $132,330 expires in the year 2013, and $1,527,264 expires in the year 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.1%)
BHP Billiton Ltd.	277,960	$10,988,160
Billabong International Ltd.^	129,962	1,727,520
Suncorp-Metway Ltd.	141,106	2,541,772

		15,257,452

Austria (2.5%)
Erste Bank der Oesterreichischen Sparkassen AG	46,640	3,554,762
Raiffeisen International Bank Holding AG	12,100	1,768,534
Wienerberger AG	36,920	2,309,057

		7,632,353

Bermuda (0.9%)
Accenture Ltd., Class A	68,340	2,750,685

Brazil (2.6%)
Cremer S.A.*	52,300	608,883
CSU Cardsystem S.A.*	93,780	406,227
Petroleo Brasileiro S.A. (ADR)	44,070	3,327,285
Unibanco-Uniao de Bancos Brasileiros S.A. (GDR)	26,370	3,468,973

		7,811,368

Canada (0.5%)
TELUS Corp.	25,895	1,496,988

Cyprus (0.7%)
Bank of Cyprus Public Co., Ltd.	124,460	2,197,125

Czech Republic (1.0%)
CEZ A/S	51,270	3,147,523

Denmark (1.1%)
Novo Nordisk A/S, Class B	27,980	3,377,146

Egypt (0.9%)
Orascom Telecom Holding SAE (GDR)^	39,220	2,564,988

France (11.3%)
Air Liquide^	24,302	3,252,572
Groupe Danone..	22,719	1,788,267
L’Oreal S.A.	19,680	2,581,768
LVMH Moet Hennessy Louis Vuitton S.A.	68,360	8,194,971
Pernod-Ricard S.A.^	15,042	3,282,362
Schneider Electric S.A.	20,890	2,639,225
Societe Generale	17,029	2,857,565
Societe Television Francaise 1	69,099	1,857,323
Total S.A.	91,200	7,415,259

		33,869,312

Germany (7.6%)
Adidas AG	33,730	2,212,475
Bayer AG	39,510	3,144,859
Continental AG^	15,819	2,187,588
Linde AG	24,640	3,059,943
SAP AG	61,140	3,578,845
Siemens AG (Registered)	20,220	2,780,050
Symrise AG*	105,568	2,799,945
Wacker Chemie AG	13,800	3,229,768

		22,993,473

Hong Kong (1.7%)
Dairy Farm International Holdings Ltd.	371,700	1,746,990
Li & Fung Ltd.	774,000	$3,285,631

		5,032,621

Israel (2.3%)
Makhteshim-Agan Industries Ltd*.	242,730	2,148,807
Nice Systems Ltd. (ADR)*	43,540	1,560,474
Teva Pharmaceutical Industries Ltd. (ADR)	70,850	3,150,699

		6,859,980

Italy (1.7%)
Finmeccanica S.p.A.	48,280	1,406,500
UniCredito Italiano S.p.A.	416,740	3,565,503

		4,972,003

Japan (14.0%)
Aeon Credit Service Co., Ltd.^	155,000	1,666,522
Astellas Pharma, Inc.	59,500	2,854,177
Canon, Inc.	50,000	2,729,291
Chiba Bank Ltd.^	237,000	1,832,203
Daiwa Securities Group, Inc.	241,000	2,295,338
Fanuc Ltd.	13,700	1,396,657
Fuji Television Network, Inc.	666	1,339,364
Fujitsu Ltd.	374,000	2,643,869
Hirose Electric Co., Ltd.^	35,100	4,268,898
Hisamitsu Pharmaceutical Co., Inc.	48,900	1,328,237
Inpex Holdings, Inc.	292	2,999,695
Kao Corp.	98,000	2,926,392
Keyence Corp.^	8,200	1,820,398
Kose Corp.^	38,400	1,019,632
Nippon Electric Glass Co., Ltd.^	105,000	1,691,116
Omron Corp.^	86,700	2,294,589
Toyota Industries Corp.	82,000	3,533,713
Uni-Charm Corp.^	34,300	2,105,210
Ushio, Inc.^	84,300	1,533,861

		42,279,162

Mexico (2.4%)
America Movil S.A.B. de C.V., Series L (ADR)	46,150	2,953,600

Grupo Televisa S.A. (ADR)	72,350	1,748,699
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	573,200	2,583,158

		7,285,457

Netherlands (1.5%)
Koninklijke Philips Electronics N.V.	102,820	4,640,402

Norway (1.0%)
Telenor ASA*	146,290	2,930,549

Russia (1.8%)
Gazprom OAO (Sponsored ADR)	67,090	2,941,896
Sistema JSFC (GDR)	69,720	2,318,190

		5,260,086

Singapore (0.6%)
Venture Corp., Ltd.	155,400	1,726,085

South Africa (1.4%)
ABSA Group Ltd.^	136,880	2,483,561
Massmart Holdings Ltd.	151,790	1,837,088

		4,320,649

South Korea (2.1%)
Amorepacific Corp.	1,886	1,407,494
Samsung Electronics Co., Ltd.	7,681	4,825,803

		6,233,297

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Spain (1.8%)
Telefonica S.A.	189,330	$5,299,611

Sweden (1.1%)
KappAhl Holding AB^	122,950	1,297,404
Telefonaktiebolaget LM Ericsson, Class B	486,800	1,948,983

		3,246,387

Switzerland (11.1%)
Actelion Ltd. (Registered) *	24,781	1,372,879
Julius Baer Holding AG (Registered)	61,040	4,563,910
Nestle S.A. (Registered)	16,245	7,297,518
Novartis AG (Registered)	84,850	4,682,510
Roche Holding AG	46,220	8,380,539
Synthes, Inc.	16,100	1,801,872
UBS AG (Registered)	99,005	5,323,352

		33,422,580

Taiwan (0.9%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	281,831	2,852,130

United Kingdom (14.0%)
Acergy S.A.^	98,970	2,941,793
Anglo American plc	63,169	4,250,828
ARM Holdings plc	584,780	1,842,548
Capita Group plc	97,820	1,449,010
HSBC Holdings plc	424,788	7,861,157
IG Group Holdings plc	245,430	1,901,892
Intertek Group plc	105,440	2,042,965
Reckitt Benckiser plc	109,120	6,412,013
Smiths Group plc	76,394	1,670,870
Standard Chartered plc	104,610	3,424,513
Tesco plc	317,760	2,855,727
WPP Group plc	408,490	5,532,801

		42,186,117

United States (1.1%)
Aflac, Inc.	53,590	3,056,774
Bucyrus International, Inc., Class A	4,400	320,892

		3,377,666

Total Common Stocks (94.7%) (Cost $249,440,668)		285,023,195

	Number of Rights
RIGHTS:
Austria (0.0%)
Raiffeisen International Bank Holding AG, expiring 3/27/08*†	11,900	—
Wienerberger AG, expiring 3/26/08*†	36,920	—

Total Rights (0.0%) (Cost $—)		—

	Number of Warrants
WARRANTS:
Luxembourg (2.5%)
HCL Technologies Ltd., expiring 9/1/10*	295,638	2,234,728
Housing Development Finance Corp., expiring 1/18/11*	84,603	5,391,157

Total Warrants (2.5%) (Cost $5,267,642)		7,625,885

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (8.5%)
Aspen Funding Corp.
5.30%, 10/1/07	$999,558	999,558
Atlantic Asset Securitization LLC
5.30%, 10/1/07	999,558	999,558
CDC Financial Products, Inc.
5.40%, 11/28/07 (l)	100,000	100,000
Clipper Receivables Corp.
5.30%, 10/1/07	999,558	999,558
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	22,470,056	22,470,056

Total Short-Term Investments of Cash Collateral for Securities Loaned		25,568,730

Time Deposit (2.2%)
JPMorgan Chase Nassau
4.43%, 10/1/07	6,755,618	6,755,618

Total Short-Term Investments (10.7%) (Amortized Cost $32,324,348)		32,324,348

Total Investments (107.9%) (Cost/Amortized Cost $287,032,658)		324,973,428
Other Assets Less Liabilities (-7.9%)		(23,932,379)

Net Assets (100.0%)		$301,041,049

Market Sector Diversification

As a Percentage of Total Net Assets

Financials	19.9%
Information Technology	13.0
Consumer Staples	12.6
Consumer Discretionary	12.5
Materials	10.9
Health Care	9.2
Energy	6.5
Telecommunications Services	5.8
Industrials	5.8
Utilities	1.0
Cash and Other	2.8

100.0%

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $0 or 0.00% of net assets) valued at fair value.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$188,538,840
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$85,676,726

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,518,440
Aggregate gross unrealized depreciation	(3,926,175)

Net unrealized appreciation	$37,592,265

Federal income tax cost of investments	$287,381,163

At September 30, 2007, the Portfolio had loaned securities with a total value of $24,448,039. This was secured by collateral of $25,568,730 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $7,938,257 of which $126,431 expires in the year 2009, $1,557,701 expires in the year 2010 and $6,254,125 expires in the year 2011.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (36.6%)
Asset-Backed Securities (9.5%)
American Express Credit Account Master Trust, Series 04-C C
6.253%, 2/15/12 §(l)	$1,359,485	$1,356,106
AmeriCredit Automobile Receivables Trust, Series 04-BM A4
2.670%, 3/7/11	1,969,994	1,953,291
Asset Backed Funding Certificates, Series 05-HE1 M2
5.571%, 12/25/34 (b)(l)	1,625,000	1,563,291
Series 05-HE1 M3
5.621%, 12/25/34 (b)(l)	1,625,000	1,539,023
Series 05-OPT1 M2
5.681%, 7/25/35 (b)(l)	1,000,000	860,340
Series 05-WF1 A2B
5.311%, 1/25/35 (b)(l)	211,363	211,157
Series 05-WMC1 A2C
5.411%, 6/25/35 (b)(l)	1,288,047	1,283,426
Bank of America Credit Card Trust, Series 06-C4 C4
5.983%, 11/15/11 (l)	2,500,000	2,441,177
Bear Stearns Asset Backed Securities Trust, Series 05-HE3 M1
5.561%, 3/25/35 (b)(l)	2,099,449	1,974,312
Capital Auto Receivables Asset Trust, Series 06-1 A2A
5.030%, 9/15/08	501,991	502,022
Capital One Auto Finance Trust, Series 04-A A4
5.853%, 3/15/11(l)	1,588,675	1,587,434
Series 05-D A3
4.810%, 3/15/10	6,431,517	6,422,948
Capital One Multi-Asset Execution Trust, Series 03-A
7.003%, 12/15/10 §(l)	10,240,000	10,225,600
Capital One Prime Auto Receivables Trust, Series 07-1 A2
5.430%, 2/15/10	5,000,000	5,005,630
Carmax Auto Owner Trust, Series 07-1 A3
5.240%, 7/15/11	5,000,000	5,012,945
Centex Home Equity, Series 05-B AV3
5.301%, 3/25/35 (b)(l)	230,779	230,682
Citibank Credit Card Issuance Trust, Series 06-C4 C4
6.039%, 1/9/12 (l)	7,825,000	7,622,393
Citigroup Mortgage Loan Trust, Inc., Series 03-HE3 A
5.511%, 12/25/33 (b)(l)	1,349,906	1,319,841
Series 06-WF2 A2A
5.906%, 5/25/36 (b)(e)	232,770	232,307
CNH Equipment Trust, Series 05-B A3
4.270%, 1/15/10	1,873,287	1,865,424
Countrywide Asset-Backed Certificates, Series 03-5 MF1
5.413%, 1/25/34 (b)(l)	2,170,000	2,139,132
Series 04-1 3A
5.411%, 4/25/34 (b)(l)	7,039	6,777
Series 04-1 M1
5.631%, 3/25/34 (b)(l)	1,570,000	1,490,290
Series 04-1 M2
5.681%, 3/25/34 (b)(l)	1,190,000	1,106,665
Countrywide Home Equity Loan Trust, Series 04-I A
6.043%, 2/15/34 (b)(l)	$1,662,155	$1,639,289
Series 04-K 2A
6.053%, 2/15/34 (b)(l)	528,491	522,947
Series 05-B 2A
5.933%, 5/15/35 (b)(l)	634,455	628,155
Credit-Based Asset Servicing and Securitization LLC, Series 07-CB2 A2A
5.891%, 2/25/37 (b)(e)	6,546,775	6,514,686
Daimler Chrysler Auto Trust, Series 06-C A2
5.250%, 5/8/09	2,487,423	2,487,067
First Franklin Mortgage Loan Asset Backed Certificates, Series 05-FF2 M2
5.571%, 3/25/35 (b)(l)	400,000	371,886
Series 05-FF5 M1
5.581%, 3/25/35 (b)(l)	1,500,000	1,410,496
Ford Credit Auto Owner Trust, Series 06-B A2A
5.420%, 7/15/09	4,315,405	4,314,611
Series 07-A A2A
5.420%, 4/15/10	4,000,000	4,007,659
GE Equipment Small Ticket LLC, Series 05-1A A3
4.380%, 7/22/09 §	1,046,631	1,043,345
GSAMP Trust, Series 04-OPT A1
5.471%, 11/25/34 (b)(l)	95,105	93,931
Series 05-WMC2 M1
5.561%, 11/25/35 (b)(l)	2,000,000	1,971,826
Harley-Davidson Motorcycle Trust, Series 06-2 A2
5.350%, 3/15/13	12,500,000	12,550,630
Home Equity Asset Trust, Series 05-8 M2
5.581%, 2/25/36 (b)(l)	3,325,000	3,039,964
Series 05-9 M1
5.541%, 4/25/36 (b)(l)	1,250,000	1,165,606
Series 05-9 M2
5.571%, 4/25/36 (b)(l)	750,000	683,277
Series 06-1 M2
5.591%, 4/25/36 (b)(l)	1,500,000	1,364,647
Lehman XS Trust,
Series 05-7N 1A1A
5.401%, 12/25/35 (l)	1,996,820	1,953,760
Series 06-2N 1A1
5.391%, 2/25/46 (l)	2,952,476	2,885,054
Series 06-12N A1A1
5.211%, 8/25/46 (l)	4,896,683	4,859,086
Long Beach Mortgage Loan Trust, Series 03-4 M1
5.811%, 8/25/33 (b)(l)	5,500,000	5,299,840
Series 04-1 M1
5.631%, 2/25/34 (b)(l)	2,200,000	2,129,961
Series 04-1 M2
5.681%, 2/25/34 (b)(l)	1,475,000	1,414,110
Series 04-3 M1
5.701%, 7/25/34 (b)(l)	1,750,000	1,665,217
MASTR Asset Backed Securities Trust, Series 05-OPT1 M2
5.551%, 3/25/35 (b)(l)	1,823,000	1,717,624
MBNA Credit Card Master Note Trust, Series 01-C2 C2
6.903%, 12/15/10 §(l)	3,725,000	3,732,931

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Nationstar Home Equity Loan Trust, Series 07-C 2AV2
5.261%, 6/25/37 (b)(l)	$10,000,000	$9,776,560
New Century Home Equity Loan Trust, Series 05-1 M1
5.581%, 3/25/35 (b)(l)	2,000,000	1,890,606
Series 05-2 A2B
5.311%, 6/25/35 (b)(l)	183,031	182,887
Onyx Acceptance Owner Trust, Series 05-A A4
3.910%, 9/15/11	5,500,000	5,452,019
Option One Mortgage Loan Trust, Series 03-1 A2
5.551%, 2/25/33 (b)(l)	458,576	452,997
Series 03-5 A2
5.451%, 8/25/33 (b)(l)	255,326	249,448
Series 04-1 M1
5.731%, 1/25/34 (b)(l)	4,472,490	4,259,607
Series 05-2 M1
5.571%, 5/25/35 (b)(l)	1,700,000	1,551,417
PECO Energy Transition Trust, Series 00-A A3
7.625%, 3/1/10	1,300,000	1,349,246
PSE&G Transition Funding LLC, Series 01-1 A6
6.610%, 6/15/15	2,975,000	3,135,571
Residential Asset Mortgage Products, Inc., Series 06-RS1 AI2
5.361%, 1/25/36 (b)(l)	3,000,000	2,852,571
Residential Asset Securities Corp., Series 02-KS4 AIIB
5.631%, 7/25/32 (b)(l)	137,931	135,175
Series 03-KS9 A2B
5.771%, 11/25/33 (b)(l)	245,313	242,676
Series 05-KS10 M1
5.541%, 11/25/35 (b)(l)	1,274,000	1,220,361
Series 05-KS11 M1
5.531%, 12/25/35 (b)(l)	2,000,000	1,858,353
Series 05-KS11 M2
5.551%, 12/25/35 (b)(l)	1,250,000	1,143,250
SLM Student Loan Trust, Series 05-4 A1
5.370%, 10/26/15 (l)	570,704	570,834
Soundview Home Equity Loan Trust, Series 07-NS1 M2
5.581%, 1/25/37 (b)(l)	6,250,000	5,240,499
Specialty Underwriting & Residential Finance Trust, Series 06-BC4 M1
5.421%, 9/25/37 (b)(l)	6,500,000	5,363,758
Triad Auto Receivables Owner Trust, Series 03-B A4
3.200%, 12/13/10	904,063	891,885
Series 06-C A3
5.260%, 11/14/11	6,000,000	6,004,669
Volkswagen Auto Lease Trust, Series 06-A A3
5.500%, 9/21/09	11,000,000	11,024,366
Wachovia Asset Securitization, Inc., Series 02-HE2 A
5.561%, 12/25/32 (b)(l)	363,536	360,328
Series 03-HE3 A
5.381%, 11/25/33 (b)(l)	1,292,347	1,276,403
Wachovia Auto Loan Owner Trust, Series 06-2A A2
5.350%, 5/20/10 §	4,307,967	4,306,234

		198,211,538

Non-Agency CMO (27.1%)
Adjustable Rate Mortgage Trust, Series 04-1 9A2
5.531%, 1/25/35 (l)	$478,767	$468,826
Series 05-4 7A2
5.361%, 8/25/35 (l)	448,136	441,946
Series 05-5 6A21
5.361%, 9/25/35 (l)	2,321,900	2,250,683
Series 05-6A 2A1
5.441%, 11/25/35 (l)	846,630	831,998
Series 06-2 6A1
5.301%, 5/25/36 (l)	2,703,678	2,590,685
Series 07-1 5A31
5.271%, 3/25/37 (l)	14,735,228	14,163,603
American Home Mortgage Assets, Series 06-2 2A1
5.321%, 9/25/46 (l)	4,247,180	4,176,887
Banc of America Commercial Mortgage, Inc., Series 07-2 A4
5.867%, 4/10/49 (l)	10,000,000	10,089,178
Banc of America Mortgage Securities, Inc., Series 02-K 1A1
6.400%, 10/20/32 (l)	129,928	131,117
Series 04-F 2A5
4.146%, 7/25/34 (l)	11,206,000	11,036,420
Bear Stearns Commercial Mortgage Securities, Inc., Series 04-PWR6 A4
4.521%, 11/11/41	2,345,000	2,286,284
Series 05-PWR7 A3
5.116%, 2/11/41 (l)	3,565,000	3,483,570
Series 05-PWR8 A4
4.674%, 6/11/41	2,000,000	1,901,384
Series 06-PW14 A4
5.201%, 12/11/38	6,000,000	5,848,402
Series 07-PW16 A4
5.902%, 6/11/40 (l)	20,480,000	20,718,834
Citicorp Mortgage Securities, Inc., Series 03-11 2A1
5.500%, 12/25/33	2,283,906	2,266,183
Citigroup Commercial Mortgage Trust, Series 06-C4 A3
5.914%, 3/15/49 (l)	4,735,000	4,820,714
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 05-CD1 A4
5.400%, 7/15/44 (l)	5,775,000	5,722,521
Series 07-CD4 A4
5.322%, 12/11/49^.	13,115,000	12,842,419
Countrywide Alternative Loan Trust, Series 04-28CB 3A1
6.000%, 1/25/35	6,728,913	6,695,272
Series 05-51 1A1
5.816%, 11/20/35 (l)	2,477,173	2,389,078
Series 06-29T1 2A5
6.000%, 10/25/36	8,001,632	8,044,408
Series 06-J5 1A1
6.500%, 9/25/36	13,793,756	13,991,382
Series 06-OA2 A1
5.706%, 5/20/46 (l)	11,382,098	11,116,184
Series 07-OA10 2A1
5.755%, 9/25/47 (l)	12,339,903	12,062,255
Credit Suisse Mortgage Capital Certificates, Series 06-C1 A3
5.711%, 2/15/39 (l)	7,500,000	7,570,677
Series 06-C3 A3
6.021%, 6/15/38 (l)	7,100,000	7,274,845

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Series 07-C4 A3
5.811%, 9/15/39 (l)	$13,050,000	$13,277,028
CS First Boston Mortgage Securities Corp., Series 01-CK1 A3
6.380%, 12/18/35	4,330,000	4,479,554
Series 01-CP4 A4
6.180%, 12/15/35	5,325,000	5,509,943
Series 03-C4 A4
5.137%, 8/15/36 (l)	5,870,000	5,812,659
Downey Savings & Loan Association Mortgage Loan Trust, Series 05-AR6 2A1A
5.793%, 10/19/45 (l)	6,846,764	6,689,404
First Horizon Alternative Mortgage Securities Trust, Series 06-FA4 1A1
6.000%, 8/25/36	9,329,559	9,365,575
First Union - Lehman Brothers - Bank of America, Series 98-C2 A2
6.560%, 11/18/35	1,217,504	1,219,602
GE Capital Commercial Mortgage Corp., Series 02-1A A3
6.269%, 12/10/35	4,665,000	4,861,208
Granite Master Issuer plc, Series 05-1 A3
5.668%, 12/20/24 (l)	625,000	625,125
Greenpoint Mortgage Funding Trust, Series 05-AR4 4A1A
5.441%, 10/25/45 (l)	4,869,733	4,780,313
Series 06-OH1 A1
5.311%, 1/25/37 (l)	9,795,458	9,471,726
Greenwich Capital Commercial Funding Corp., Series 07-GG9 A4
5.444%, 3/10/39	7,500,000	7,411,485
GS Mortgage Securities Corp. II, Series 07-GG10 A4
5.993%, 8/10/45 (l)	20,000,000	20,340,290
Harborview Mortgage Loan Trust, Series 05-3 2A1A
5.743%, 6/19/35 (l)	5,964,282	5,836,124
Series 05-8 1A2A
5.833%, 9/19/35 (l)	3,010,164	2,963,889
Series 05-9 2A1A
5.836%, 6/20/35 (l)	2,349,800	2,304,061
Series 06-4 2A1A
5.703%, 5/19/47 (l)	3,528,890	3,449,761
Series 07-1 2A1A
5.261%, 4/19/38 (l)	5,157,402	5,025,122
Indymac Index Mortgage Loan Trust, Series 04-AR7 A1
5.571%, 9/25/34 (l)	1,230,962	1,208,195
Series 05-AR14 2A1A
5.431%, 8/25/35 (l)	4,035,103	3,951,952
Series 06-AR2 1A1A
5.351%, 4/25/46 (l)	3,756,960	3,682,127
Series 06-AR41 A3
5.311%, 2/25/37 (l)	9,652,085	9,432,789
LB-UBS Commercial Mortgage Trust, Series 05-C1 A4
4.742%, 2/15/30	9,250,000	8,830,375
Series 06-C4 A4
6.081%, 6/15/38 (l)	3,360,000	3,458,473
Series 07-C1 A4
5.424%, 2/15/40	16,500,000	16,279,301
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 06-LLFA A2
5.873%, 9/15/21 §(l)	5,072,362	5,052,315
Lehman Mortgage Trust, Series 05-3 2A3
5.500%, 1/25/36	$5,333,133	$5,336,913
Series 07-4 4A1
6.000%, 5/25/37	3,940,780	3,905,299
Medallion Trust, Series 04-1G A1
5.635%, 5/25/35 (l)	1,206,628	1,195,958
Merrill Lynch Mortgage Trust, Series 06-C1 A4
5.843%, 5/12/39 (l)	2,140,000	2,172,468
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 07-7 A4
5.810%, 6/12/50 (l)	7,505,000	7,579,565
Morgan Stanley Capital I, Series 04-HQ3 A2
4.050%, 1/13/41	1,000,000	981,856
Series 04-T13 A2
3.940%, 9/13/45	1,000,067	980,428
Series 05-IQ9 A5
4.700%, 7/15/56	7,225,000	6,870,223
Series 06-HQ9 A4
5.731%, 7/12/44 (l)	7,500,000	7,597,569
Series 06-IQ12 A4
5.332%, 12/15/43	8,210,000	8,073,862
Series 07-IQ13 A4
5.364%, 3/15/44	11,650,000	11,429,660
Morgan Stanley Dean Witter Capital I, Series 03-HQ2 A2
4.920%, 3/12/35	3,120,000	3,065,036
Nomura Asset Securities Corp., Series 98-D6 A1B
6.590%, 3/15/30	2,371,204	2,379,944
Permanent Master Issuer plc, Series 06-1 2A
5.400%, 10/15/15 (l)	11,000,000	10,957,478
Series 07-1 2A1
5.410%, 1/15/16 (l)	10,000,000	9,903,100
RESI Finance LP, Series 03-C B3
7.220%, 9/10/35 §(l)	9,823,111	9,652,099
Series 03-C B4
7.420%, 9/10/35 §(l)	1,643,446	1,694,425
Series 03-D B3
7.120%, 12/10/35 §(l)	5,914,179	5,934,519
Series 03-D B4
7.320%, 12/10/35 §(l)	1,782,610	1,788,686
Series 05-A B3
6.400%, 3/10/37 §(l)	3,488,704	3,261,393
Series 05-A B4
6.500%, 3/10/37 §(l)	1,140,446	1,066,317
Series 05-B B3
6.400%, 6/10/37 §(l)	955,848	891,926
Series 05-B B4
6.490%, 6/10/37 §(l)	1,672,735	1,560,871
Series 05-D B4
6.453%, 12/15/37 §(l)	2,413,063	2,336,751
Residential Accredit Loans, Inc., Series 05-QO4 2A1
5.411%, 12/25/45 (l)	2,947,818	2,880,860
Series 06-QO3 A1
5.341%, 4/25/46 (l)	2,089,884	2,018,624
Series 07-QH2 A1
5.271%, 3/25/37 (l)	15,582,382	15,194,741
Residential Funding Mortgage Securities I, Series 07-S8 1A1
6.000%, 9/25/37	24,238,459	23,912,767

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Structured Asset Mortgage Investments, Inc., Series 05-AR2 2A1
5.361%, 5/25/45 (l)	$1,139,600	$1,108,467
Series 06-AR1 3A1
5.361%, 2/25/36 (l)	1,926,427	1,875,095
Series 06-AR4 4A1
5.311%, 6/25/36 (l)	4,031,901	3,926,179
Wachovia Bank Commercial Mortgage Trust, Series 02-C2 A4
4.980%, 11/15/34	8,545,000	8,439,870
Series 03-C9 A2
3.958%, 12/15/35	6,230,000	6,149,201
Series 06-C26 A3
6.011%, 6/15/45 (l)	4,680,000	4,826,937
Series 07-C33 A4
6.100%, 2/15/51 (l)	6,475,000	6,649,174
WaMu Mortgage Pass-Through Certificates, Series 05-AR1 A2A1
5.471%, 1/25/45 (l)	1,080,204	1,062,752
Series 05-AR2 2A21
5.461%, 1/25/45 (l)	1,178,128	1,155,495
Series 05-AR9 A1A
5.451%, 7/25/45 (l)	3,856,517	3,809,434
Series 05-AR15 A1A1
5.391%, 11/25/45 (l)	2,515,605	2,474,844
Series 05-AR17 A1A1
5.401%, 12/25/45 (l)	2,487,909	2,433,133
WaMu Alternative Mortgage Pass-Through Trust, Series 06-5 2CB1-5 2CB1
6.000%, 7/25/36	6,066,107	6,089,258
Wells Fargo Mortgage Backed Securities Trust, Series 07-5 2A3
5.500%, 5/25/22	6,827,900	6,800,020
Series 07-11 A96
6.000%, 8/25/37	11,463,282	11,475,777

		563,433,125

Total Asset-Backed and Mortgage-Backed Securities		761,644,663

Consumer Discretionary (2.2%)
Automobiles (0.9%)
Daimler Finance N.A. LLC
5.886%, 10/31/08 (l)	7,934,000	7,925,185
5.875%, 3/15/11	10,425,000	10,575,172

		18,500,357

Media (1.1%)
Comcast Corp.
5.660%, 7/14/09 (l)	6,425,000	6,393,184
5.300%, 1/15/14	150,000	145,631
6.950%, 8/15/37	3,085,000	3,238,047
News America, Inc.
7.250%, 5/18/18	825,000	893,607
6.200%, 12/15/34	1,535,000	1,445,196
Time Warner Cable, Inc.
6.550%, 5/1/37 §	1,685,000	1,652,953
Time Warner, Inc.
5.875%, 11/15/16	2,735,000	2,675,623
6.500%, 11/15/36	2,145,000	2,069,447
Viacom, Inc.
6.044%, 6/16/09 (l)	3,950,000	3,935,128

		22,448,816

Multiline Retail (0.1%)
Kohl’s Corp.
6.875%, 12/15/37	2,500,000	2,506,775

Specialty Retail (0.1%)
Home Depot, Inc.
5.875%, 12/16/36	$2,740,000	$2,340,396

Total Consumer Discretionary		45,796,344

Consumer Staples (1.1%)
Food & Staples Retailing (0.8%)
CVS Caremark Corp.
5.921%, 6/1/10 (l)	7,000,000	6,975,990
CVS Lease Pass Through Trust
6.036%, 12/10/28 §	2,277,121	2,211,836
Wal-Mart Stores, Inc.
5.375%, 4/5/17^	3,920,000	3,839,742
5.250%, 9/1/35	2,650,000	2,324,000
6.500%, 8/15/37	1,365,000	1,416,501

		16,768,069

Food Products (0.3%)
Kraft Foods, Inc.
6.000%, 2/11/13	5,850,000	6,022,224

Total Consumer Staples		22,790,293

Energy (1.8%)
Oil, Gas & Consumable Fuels (1.8%)
Canadian Natural Resources Ltd.
6.250%, 3/15/38^	1,655,000	1,596,529
EnCana Corp.
6.625%, 8/15/37	1,500,000	1,538,870
Enterprise Products Partners LP
6.300%, 9/15/17	4,715,000	4,732,304
Gaz Capital S.A. for Gazprom OAO
7.288%, 8/16/37^(m)	7,755,000	8,247,442
Kinder Morgan Energy Partners LP
5.850%, 9/15/12	2,790,000	2,813,511
6.500%, 2/1/37	3,115,000	2,981,317
Nexen, Inc.
6.400%, 5/15/37	2,710,000	2,633,456
ONEOK Partners LP
5.900%, 4/1/12	2,620,000	2,651,152
Pemex Project Funding Master Trust
6.994%, 6/15/10 (l)	2,250,000	2,289,375
6.994%, 6/15/10 §(l)	2,675,000	2,721,812
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.832%, 9/30/16 §	2,495,000	2,484,621
Valero Energy Corp.
6.625%, 6/15/37	2,835,000	2,877,202

Total Energy		37,567,591

Financials (21.0%)
Capital Markets (4.7%)
Bear Stearns Cos., Inc.
5.510%, 4/29/08^ (l)	2,480,000	2,476,754
5.590%, 8/21/09 (l)	3,000,000	2,926,842
5.630%, 5/18/10 (l)	12,075,000	11,782,857
Credit Suisse First Boston USA, Inc., Series 1
5.731%, 6/2/08^ (l)	3,365,000	3,364,647
Credit Suisse USA, Inc.
5.800%, 6/5/09 (l)	5,250,000	5,245,427
5.500%, 8/16/11	1,415,000	1,429,379
Goldman Sachs Capital II
5.793%, 12/31/49 (l)	4,115,000	3,893,815
Goldman Sachs Group, Inc.
5.300%, 6/23/09 (l)	5,500,000	5,481,338
5.625%, 1/15/17	2,595,000	2,517,796
5.950%, 1/15/27^	5,160,000	4,887,882
6.750%, 10/1/37	3,315,000	3,331,674

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Lehman Brothers Holdings, Inc.
5.260%, 12/23/08 (l)	$3,000,000	$2,966,604
5.630%, 11/10/09 (l)	4,300,000	4,196,520
5.250%, 2/6/12	3,455,000	3,383,475
5.750%, 1/3/17	2,955,000	2,839,900
Merrill Lynch & Co., Inc.
5.585%, 8/22/08 (l)	4,000,000	3,994,316
5.450%, 10/27/08 (l)	4,000,000	3,992,460
6.050%, 8/15/12	2,720,000	2,788,868
6.220%, 9/15/26	3,855,000	3,775,421
6.110%, 1/29/37	2,040,000	1,920,062
Mizuho Capital Investment 1 Ltd.
6.686%, 3/29/49 §(l)	3,040,000	2,849,857
Mizuho JGB Investment LLC
9.870%, 12/29/49 §(l)	2,530,000	2,596,564
Mizuho Preferred Capital Co. LLC
8.790%, 12/29/49 §(l)	725,000	738,500
Morgan Stanley
5.485%, 11/9/07 (l)	900,000	899,409
5.470%, 2/9/09 (l)	2,000,000	1,988,020
5.460%, 5/7/10 (l)	5,000,000	4,929,715
5.625%, 1/9/12	1,400,000	1,411,080
5.450%, 1/9/17	5,940,000	5,727,889

		98,337,071

Commercial Banks (6.5%)
Bancaja U.S. Debt S.A.U.
5.510%, 7/10/09^§(l)	2,000,000	1,984,880
Banco Sabadell S.A.
5.460%, 4/23/10 §(l)	5,700,000	5,633,703
Bank of Scotland plc
5.250%, 2/21/17 §	6,370,000	6,336,921
Barclays Bank plc
5.926%, 9/29/49 §(l)	3,165,000	3,002,816
7.434%, 9/29/49 §(l)	2,715,000	2,885,173
CAM U.S. Finance S.A.
5.506%, 2/1/10 §(l)	6,000,000	5,943,330
Commonwealth Bank of Australia
6.024%, 12/31/49 §(l)	4,745,000	4,502,531
Credit Agricole S.A./London
5.555%, 5/28/10 §(l)	5,000,000	5,003,220
6.637%, 5/29/49 §(l)	4,675,000	4,392,293
Depfa ACS Bank
5.125%, 3/16/37 §	7,035,000	6,576,487
Glitnir banki hf
5.520%, 10/15/08 §(l)	4,650,000	4,647,559
5.620%, 4/20/10 §(l)	3,000,000	2,941,638
5.800%, 1/21/11 §(l)	5,195,000	5,072,102
HBOS plc
6.657%, 5/29/49 (l)(m)	1,800,000	1,632,452
5.920%, 9/29/49 §(l)	5,200,000	4,704,497
Industrial Bank of Korea
4.000%, 5/19/14 §(l)	2,215,000	2,176,277
Korea Development Bank
5.500%, 4/3/10 (l)	5,000,000	4,980,160
Landsbanki Islands hf
6.100%, 8/25/11 §	3,115,000	3,155,909
Royal Bank of Scotland Group plc
7.640%, 3/31/49 (l)	3,900,000	4,084,665
6.990%, 10/29/49 (l)	5,000,000	5,093,550
Shinsei Finance II
7.160%, 7/29/49 §(l)	8,465,000	7,517,978
Societe Generale
5.922%, 12/31/49 §(l)	4,065,000	3,850,775
Standard Chartered plc
6.409%, 12/31/49 §(l)	5,500,000	5,074,658
SunTrust Preferred Capital I
5.853%, 12/31/49 (l)	5,565,000	5,460,523
VTB 24 Capital plc
6.540%, 12/7/09 (l)	$5,000,000	$4,932,750
VTB Capital S.A. (Vneshtorgbank)
5.956%, 8/1/08 §(l)	10,700,000	10,593,000
Wachovia Capital Trust III
5.800%, 12/31/49 (l)	6,227,000	6,185,223
Woori Bank
5.750%, 3/13/14 §(l)	4,160,000	4,167,813
6.208%, 5/2/37 §(l)	3,530,000	3,329,125

		135,862,008

Consumer Finance (1.9%)
American General Finance Corp.
4.500%, 11/15/07	355,000	354,380
5.330%, 6/27/08 (l)	5,000,000	4,997,470
5.375%, 10/1/12	2,065,000	2,032,553
Capital One Capital III
7.686%, 8/15/36^	3,185,000	3,129,434
Discover Financial Services
6.234%, 6/11/10 §(l)	6,950,000	6,792,444
International Lease Finance Corp.
5.719%, 5/24/10 (l)	2,715,000	2,690,739
4.875%, 9/1/10	1,210,000	1,201,747
John Deere Capital Corp.
5.440%, 7/16/10^ (l)	12,000,000	12,003,576
SLM Corp.
5.440%, 1/25/08^ (l)	2,780,000	2,773,600
5.500%, 7/27/09 (l)	2,750,000	2,643,462

		38,619,405

Diversified Financial Services (4.1%)
Caterpillar Financial Services Corp.
5.550%, 8/11/09 (l)	3,250,000	3,233,971
CIT Group, Inc.
5.708%, 8/15/08 (l)	4,125,000	4,062,725
5.510%, 1/30/09^ (l)	4,065,000	3,921,009
Citigroup, Inc.
6.000%, 8/15/17	3,845,000	3,934,292
General Electric Capital Corp.
5.560%, 5/19/08^ (l)	1,500,000	1,498,651
6.150%, 8/7/37	2,760,000	2,832,472
K2 Corp.
5.360%, 2/15/09 (l)	8,500,000	6,893,500
5.356%, 2/15/10 (l)	5,000,000	4,055,000
Kaupthing Bank hf
6.060%, 1/15/10 §(l)	7,575,000	7,543,011
5.750%, 10/4/11 §(l)	5,540,000	5,468,756
Lehman Brothers Holdings Capital Trust V
5.857%, 11/29/49 (l)	5,475,000	5,216,115
Links Finance LLC
5.944%, 9/15/08 §(l)	7,100,000	6,195,737
MUFG Capital Finance 1 Ltd.
6.346%, 7/29/49 (l)	2,625,000	2,495,238
Pemex Finance Ltd.
8.875%, 11/15/10	4,346,334	4,552,785
Pricoa Global Funding I
3.900%, 12/15/08 §	4,540,000	4,465,780
QBE Capital Funding II LP
6.797%, 6/29/49 §(l)	2,970,000	2,912,278
SMFG Preferred Capital 1 Ltd.
6.078%, 12/31/49 §(l)	4,385,000	4,054,766
Swiss Reinsurance Capital I LP
6.854%, 12/31/49 §(l)	6,880,000	6,935,047
TIAA Global Markets, Inc.
5.460%, 1/12/11 §(l)	2,000,000	2,002,092

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
ZFS Finance USA Trust II
6.450%, 12/15/65 §(l)	$2,575,000	$2,486,935

		84,760,160

Insurance (2.0%)
Financial Security Assurance Holdings Ltd.
6.400%, 12/15/66 §(l)	1,180,000	1,066,934
Liberty Mutual Group, Inc.
7.500%, 8/15/36 §	2,480,000	2,542,074
Lincoln National Corp.
7.000%, 5/17/66 (l)	5,180,000	5,338,399
Monumental Global Funding II
3.900%, 6/15/09 §	2,735,000	2,696,059
Nationwide Financial Services, Inc.
6.750%, 5/15/37^	3,215,000	3,100,064
Nationwide Life Global Funding I
5.410%, 10/9/09 §(l)	6,000,000	5,986,176
Protective Life Secured Trusts, Series 05-A
5.440%, 1/14/08 (l)	1,820,000	1,819,966
Reinsurance Group of America, Inc.
6.750%, 12/15/65 (l)	3,035,000	2,874,109
Stingray Pass-Through Trust
5.902%, 1/12/15 §	4,000,000	2,970,565
Travelers Cos., Inc.
6.250%, 3/15/37 (l)	6,005,000	5,805,964
XL Capital Ltd., Series E
6.500%, 12/31/49 (l)	9,075,000	8,476,295

		42,676,605

Real Estate Management & Development (0.1%)
Socgen Real Estate Co. LLC
7.640%, 12/29/49 §(l)	1,250,000	1,250,000

Thrifts & Mortgage Finance (1.7%)
Countrywide Financial Corp.
5.430%, 3/24/09^ (l)	4,300,000	4,043,810
5.800%, 6/7/12	8,550,000	8,013,787
Northern Rock plc
5.485%, 10/19/07 §(l)	2,250,000	2,250,004
Residential Capital LLC
7.125%, 11/21/08	1,750,000	1,566,250
7.375%, 6/30/10	653,000	541,990
Sovereign Bancorp, Inc.
5.901%, 3/1/09 (l)	2,100,000	2,097,077
Washington Mutual Preferred Funding/Delaware
6.534%, 12/31/49 § (l)	6,600,000	6,040,386
Washington Mutual Preferred Funding II
6.665%, 12/31/49 §(l)	2,600,000	2,240,696
Washington Mutual Preferred Funding III
6.895%, 6/29/49 §(l)	6,200,000	5,813,882
Washington Mutual, Inc.
5.639%, 8/24/09 (l)	3,060,000	2,958,781

		35,566,663

Total Financials		437,071,912

Government Securities (62.0%)
Agency CMO (2.9%)
Federal Home Loan Mortgage Corp.
5.000%, 10/15/23 IO	3,162,811	104,138
5.000%, 11/15/28	11,136,092	11,159,116
5.000%, 11/15/34	12,200,000	11,234,377
6.500%, 5/15/35	3,381,403	3,496,483
5.500%, 7/15/37	8,050,000	7,635,096
Federal National Mortgage Association
6.500%, 9/25/33	5,301,702	5,391,044
6.500%, 10/25/33	10,096,338	10,269,459
6.500%, 12/25/33	$4,949,200	$5,041,235
6.500%, 1/25/34	4,721,927	4,811,267
Government National Mortgage Association
5.500%, 4/20/25 IO	42,636	61
5.500%, 1/20/27 IO	774,427	18,880
5.500%, 10/20/27 IO	3,819,560	170,368

		59,331,524

Foreign Governments (1.9%)
Egypt Government AID Bonds
4.450%, 9/15/15	10,020,000	9,719,400
Russian Federation
12.750%, 6/24/28	4,275,000	7,620,187
Trinidad & Tobago Government International Bond
5.875%, 5/17/27	3,000,000	2,860,500
United Kingdom Gilt
4.500%, 12/7/42	3,465,000	7,007,856
United Mexican States
6.060%, 1/13/09 (l)	7,125,000	7,153,500
8.000%, 9/24/22	3,985,000	4,835,798

		39,197,241

U.S. Government Agencies (51.9%)
Federal Home Loan Mortgage Corp.
6.750%, 3/15/31^	6,560,000	7,858,204
6.000%, 2/1/35	1,870,015	1,873,745
5.842%, 11/1/36 (l)	3,101,417	3,129,321
5.562%, 6/1/37 (l)	15,663,449	15,643,112
5.418%, 6/1/37 (l)	1,609,843	1,597,363
5.591%, 6/1/37 (l)	2,117,795	2,117,153
5.452%, 7/1/37 (l)	3,014,278	2,992,040
5.000%, 10/15/37 TBA	19,450,000	18,550,437
5.500%, 10/15/37 TBA	244,203,000	239,089,878
6.000%, 10/15/37 TBA	50,250,000	50,297,134
Federal National Mortgage Association
4.750%, 3/12/10^	17,400,000	17,528,882
6.500%, 2/1/35	1,611,203	1,642,470
7.000%, 7/1/35	177,353	182,984
7.000%, 8/1/36	113,965	118,055
7.000%, 4/1/37	72,667,645	75,014,143
7.000%, 5/1/37	661,030	682,263
4.500%, 10/25/22 TBA	18,600,000	17,908,303
5.000%, 10/25/22 TBA	42,250,000	41,405,000
5.500%, 10/25/22 TBA	50,320,000	50,194,200
6.000%, 10/25/22 TBA	84,340,000	85,446,962
6.000%, 11/25/22 TBA	7,000,000	7,089,684
5.000%, 10/25/37 TBA	141,860,000	135,298,975
6.000%, 10/25/37 TBA	206,235,000	206,492,794
5.000%, 11/25/37 TBA	4,000,000	3,813,752
6.000%, 11/25/37 TBA	6,000,000	6,001,872
6.500%, 11/25/37 TBA	19,613,000	19,950,108
Government National Mortgage Association
6.000%, 10/15/37 TBA	37,215,000	37,447,594
6.500%, 10/15/37 TBA	30,775,000	31,448,203

		1,080,814,631

U.S. Treasuries (5.3%)
U.S. Treasury Bonds
8.875%, 2/15/19^#	8,745,000	11,900,030
7.250%, 8/15/22^	225,000	281,250
6.625%, 2/15/27^	10,875,000	13,215,670
6.375%, 8/15/27^	5,445,000	6,461,260
6.125%, 11/15/27^	1,147,000	1,327,204
6.250%, 5/15/30^	8,850,000	10,520,438
4.750%, 2/15/37^	7,095,000	6,996,890
U.S. Treasury Notes
5.125%, 6/30/08^	2,880,000	2,900,474
4.875%, 5/15/09^	7,570,000	7,678,228
4.625%, 7/31/09^	885,000	895,163

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 2/15/10^	$70,000	$69,202
4.500%, 5/15/10^	7,755,000	7,852,542
4.500%, 2/28/11^	5,690,000	5,769,569
4.750%, 3/31/11^	4,555,000	4,654,641
4.875%, 4/30/11^	9,025,000	9,258,378
4.625%, 7/31/12^	2,515,000	2,558,816
4.625%, 11/15/16^	9,310,000	9,355,824
4.625%, 2/15/17^	9,485,000	9,528,716

		111,224,295

Total Government Securities		1,290,567,691

Health Care (0.3%)
Health Care Providers & Services (0.3%)
UnitedHealth Group, Inc.
5.418%, 6/21/10 §(l)	5,900,000	5,902,614

Total Health Care		5,902,614

Industrials (0.1%)
Building Products (0.1%)
Owens Corning, Inc.
7.000%, 12/1/36 §	2,350,000	2,287,126

Total Industrials		2,287,126

Telecommunication Services (1.5%)
Diversified Telecommunication Services (0.9%)
Telefonica Emisiones S.A.U.
5.888%, 6/19/09 (l)	7,500,000	7,492,005
5.855%, 2/4/13^	8,135,000	8,222,484
Verizon Communications, Inc.
5.350%, 2/15/11^	2,260,000	2,279,422

		17,993,911

Wireless Telecommunication Services (0.6%)
America Movil S.A.B. de C.V.
5.300%, 6/27/08 §(l)	4,000,000	3,995,800
New Cingular Wireless Services, Inc.
8.125%, 5/1/12	1,270,000	1,408,248
8.750%, 3/1/31	1,710,000	2,164,942
Sprint Nextel Corp.
6.000%, 12/1/16	6,380,000	6,128,150

		13,697,140

Total Telecommunication Services		31,691,051

Utilities (1.3%)
Electric Utilities (0.8%)
Ohio Power Co.
5.540%, 4/5/10 (l)	5,550,000	5,491,930
PacifiCorp.
4.300%, 9/15/08	1,550,000	1,535,642
6.250%, 10/15/37	2,560,000	2,556,800
TXU Electric Delivery Co.
6.069%, 9/16/08 §(l)	5,225,000	5,171,862
Virginia Electric & Power Co.
4.500%, 12/15/10	1,485,000	1,459,411

		16,215,645

Gas Utilities (0.1%)
Nakilat, Inc.
6.067%, 12/31/33 §	2,700,000	2,605,149

Multi-Utilities (0.4%)
Dominion Resources, Inc.
6.300%, 3/15/33	1,805,000	1,785,073
MidAmerican Energy Holdings Co.
6.125%, 4/1/36	3,295,000	3,198,736
6.500%, 9/15/37 §	$2,745,000	$2,774,657

		7,758,466

Total Utilities		26,579,260

Total Long-Term Debt Securities (127.9%) (Cost $2,689,151,281)		2,661,898,545

SHORT-TERM INVESTMENTS:
Commercial Paper (16.7%)
Alpine Securitization Corp.
5.01%, 10/19/07 (n)(p)	35,500,000	35,406,289
Barton Capital Corp.
4.98%, 10/17/07 (n)(p)	250,000	249,413
Cancara Asset Securities LLC
5.40%, 10/15/07 (n)(p)	28,500,000	28,436,057
Ciesco LLC
5.86%, 10/5/07 (n)(p)	29,500,000	29,476,011
Clipper Receivables Corp.
5.10%, 10/26/07 (n)(p)	61,750,000	61,523,418
Crown Point Capital Co. LLC
5.14%, 11/5/07 (n)(p)	250,000	248,721
Edison Asset Securitization LLC
5.49%, 10/15/07 (n)(p)	20,000,000	19,954,388
Galleon Capital Corp.
5.92%, 10/1/07 (n)(p)	29,250,000	29,245,194
Lexington Parker Capital Corp.
5.97%, 10/2/07 (n)(p)	24,250,000	24,241,966
Scaldis Capital Ltd.
5.75%, 10/22/07 (n)(p)	25,750,000	25,659,810
Solitaire Funding LLC
5.78%, 10/10/07 (n)(p)	35,500,000	35,443,074
Three Pillars Funding Corp.
4.82%, 10/29/07 (n)(p)	25,000,000	24,903,230
Windmill Funding Corp.
5.05%, 10/22/07 (n)(p)	33,750,000	33,646,101

Total Commercial Paper		348,433,672

Government Securities (2.8%)
Federal Farm Credit Bank
4.00%, 10/1/07 (o)(p)	29,517,000	29,513,720
Federal Home Loan Bank
4.00%, 10/1/07 (o)(p)	29,000,000	28,996,778

Total Government Securities		58,510,498

Short-Term Investments of Cash Collateral for Securities Loaned (4.6%)
Beta Finance, Inc.
4.87%, 1/15/08 (l)	5,000,000	5,000,000
BNP Paribas N.Y.
4.85%, 2/22/08 (l)	5,000,000	5,000,000
CAM U.S. Finance S.A.
5.41%, 2/2/09 (l)	5,000,000	5,000,000
CC USA, Inc.
4.88%, 2/20/08 (l)	9,499,041	9,499,041
Dorada Finance, Inc.
4.87%, 1/14/08 (l)	8,000,000	8,000,000
Goldman Sachs Group, Inc.
5.37%, 8/18/08 (l)	10,000,000	10,000,000
K2 (USA) LLC
4.88%, 6/10/08 (l)	9,998,128	9,998,128
Merrill Lynch & Co., Inc.
5.88%, 5/8/09 (l)	4,000,000	4,000,000
Monumental Global Funding II
4.90%, 3/26/10 (l)	3,000,000	3,000,000
Morgan Stanley
5.43%, 12/17/07 (l)	5,000,000	5,000,000
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	1,234,251	1,234,251

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
New York Life Insurance Co.
5.42%, 12/28/07 (l)	$6,000,000	$6,000,000
Tango Finance Corp.
4.88%, 6/25/09 (l)	1,998,732	1,998,732
Unicredito Italiano Bank (Ireland) plc
5.84%, 8/8/08 (l)	5,000,000	5,000,000
5.77%, 8/14/08 (l)	11,000,000	11,000,000
Wells Fargo & Co.
5.37%, 2/2/09 (l)	5,000,000	5,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		94,730,152

Total Short-Term Investments (24.1%) (Cost/Amortized Cost $501,696,905)		501,674,322

	Number of Contract (c)
OPTIONS PURCHASED:
Put Options Purchased (0.0%)
Federal Funds Interest Rate Futures
November 2007@ $94.88*	667	6,948
November 2007@ $95.00*	405	4,219
December 2007@ $94.75*	162	1,688

Total Options Purchased (0.0%) (Cost $ 382,338)		12,855

Total Investments Before Options Written and Securities Sold Short (152.0%) (Cost/Amortized Cost $3,191,230,524)		3,163,585,722

OPTIONS WRITTEN:
Call Options Written (-0.0%)
U.S. 10 Year Treasury Note Futures
December 2007@ $111.00*	(185)	(69,375)
December 2007@ $112.00*	(571)	(115,984)
December 2007@ $114.00*	(575)	(44,922)
March 2008@ $111.00*	(149)	(121,063)

		(351,344)

Put Options Written (-0.0%)
U.S. 10 Year Treasury Note Futures
March 2008@ $108.00*	(81)	(99,984)
March 2008@ $107.50*	(113)	(116,531)

		(216,515)

Total Options Written (-0.0%) (Premiums Received $ 822,334)		(567,859)

Total Investments Before Securities Sold Short (152.0%) (Cost/Amortized Cost $3,190,408,190)		3,163,017,863

	Principal Amount
SECURITIES SOLD SHORT:
U.S. Government Agency (-0.9%)
Federal National Mortgage Association
6.500%, 10/25/37 TBA	$(6,643,010)	(6,633,085)
7.000%, 10/25/37 TBA	(11,929,875)	(11,969,750)

Total Securities Sold Short (-0.9%) (Proceeds Received $ 18,572,885)		(18,602,835)

Total Investments After Options Written and Securities Sold Short (151.1%) (Cost/Amortized Cost $3,171,835,305)		3,144,415,028
Other Assets Less Liabilities (-51.1%)		(1,063,311,558)

Net Assets (100%)		$2,081,103,470

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2007, the market value of these securities amounted to $277,103,176 or 13.32% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(b)	Illiquid security.

(c)	One contract relates to 100 shares.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2007. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CMO	— Collateralized Mortgage Obligation
IO	— Interest only
TBA	— Security is subject to delayed delivery.

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

At September 30, 2007 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/07	Unrealized Appreciation/ (Depreciation)
Japanese Yen 10 Year Bond	3	December-07	$3,533,800	$3,524,311	$(9,489)
U.S. Treasury Bonds	305	December-07	34,241,096	33,959,844	(281,252)
U.S. 2 Year Treasury Notes	2,071	December-07	428,034,477	428,794,078	759,601
U.S. 5 Year Treasury Notes	781	December-07	83,541,327	83,591,406	50,079
U.S. 10 Year Treasury Notes	181	December-07	19,871,428	19,779,906	(91,522)

					$427,417

Sales
British Pond 90-Days Sterling	83	December-07	$18,295,723	$18,160,337	$135,386
U.S. 5 Year Treasury Notes	862	December-07	90,567,946	90,510,000	57,946
U.S. 10 Year Treasury Notes	486	December-07	51,721,389	51,569,156	152,233
U.S. 10 Year Treasury Notes	1,382	December-07	150,895,294	151,026,687	(131,393)
U.S. 10 Year Treasury Notes	27	March-08	2,942,924	2,937,516	5,408

					$219,580

					$646,997

Options written for the nine months ended September 30, 2007 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2007	39	$28,327
Options Written	3,611	974,842
Options Terminated in Closing Purchase Transactions	(351)	(32,297)
Options Expired	(1,625)	(148,538)
Options Exercised	—	—

Options Outstanding—September 30, 2007	1,674	$822,334

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$8,789,316,002
Long-term U.S. Treasury securities	174,564,030

$8,963,880,032

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$8,171,088,536
Long-term U.S. Treasury securities	204,816,694

$8,375,905,230

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,046,267
Aggregate gross unrealized depreciation	(37,775,305)

Net unrealized depreciation	$(27,729,038)

Federal income tax cost of investments	$3,191,314,760

At September 30, 2007, the Portfolio had loaned securities with a total value of $175,110,151. This was secured by collateral of $94,730,152 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $83,383,215 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $13,899,800 of which $4,514,245 expires in the year 2013 and $9,385,555 expires in the year 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.6%)
Auto Components (0.5%)
TRW Automotive Holdings Corp.*	108,600	$3,440,448

Hotels, Restaurants & Leisure (0.7%)
Royal Caribbean Cruises Ltd.^	111,500	4,351,845

Media (4.8%)
Comcast Corp., Class A*	93,400	2,258,412
News Corp., Class A	367,400	8,079,126
R.H. Donnelley Corp.*	91,954	5,151,263
Time Warner Cable, Inc., Class A*	186,900	6,130,320
Time Warner, Inc.	164,600	3,022,056
Walt Disney Co.	179,400	6,169,566

		30,810,743

Multiline Retail (0.6%)
Kohl’s Corp.*	63,700	3,651,921

Specialty Retail (1.0%)
Advance Auto Parts, Inc.	77,500	2,600,900
Staples, Inc.	189,100	4,063,759

		6,664,659

Total Consumer Discretionary		48,919,616

Consumer Staples (8.3%)
Beverages (0.5%)
Constellation Brands, Inc.,
Class A*^	116,804	2,827,825

Food & Staples Retailing (1.7%)
Safeway, Inc.	230,400	7,628,544
SUPERVALU, Inc.	91,300	3,561,613

		11,190,157

Food Products (1.0%)
General Mills, Inc.	54,100	3,138,341
Kraft Foods, Inc., Class A	95,600	3,299,156

		6,437,497

Household Products (3.9%)
Colgate-Palmolive Co.	72,200	5,149,304
Procter & Gamble Co.	281,600	19,807,744

		24,957,048

Tobacco (1.2%)
Altria Group, Inc.	111,500	7,752,595

Total Consumer Staples		53,165,122

Energy (13.7%)
Energy Equipment & Services (0.5%)
Halliburton Co.	75,742	2,908,493

Oil, Gas & Consumable Fuels (13.2%)
Apache Corp.	19,200	1,729,152
Arch Coal, Inc.^	121,000	4,082,540
Chevron Corp.	141,200	13,213,496
ConocoPhillips	157,100	13,788,667
EOG Resources, Inc.	72,200	5,222,226
Exxon Mobil Corp.	362,600	33,562,256
Marathon Oil Corp.	22,900	1,305,758
Occidental Petroleum Corp.	133,800	8,573,904
XTO Energy, Inc.^	57,300	3,543,432

		85,021,431

Total Energy		87,929,924

Financials (29.9%)
Capital Markets (4.3%)
Bear Stearns Cos., Inc.^	44,600	5,477,326
Lazard Ltd., Class A^	84,900	3,599,760
Morgan Stanley	100,900	6,356,700
TD Ameritrade Holding Corp.*^	683,200	$12,447,904

		27,881,690

Commercial Banks (4.5%)
BB&T Corp.	106,200	4,289,418
TCF Financial Corp.^	109,400	2,864,092
U.S. Bancorp	97,300	3,165,169
Wachovia Corp.	267,600	13,420,140
Wells Fargo & Co.	154,400	5,499,728

		29,238,547

Consumer Finance (1.0%)
Capital One Financial Corp.	77,500	5,148,325
Discover Financial Services*	50,400	1,048,320

		6,196,645

Diversified Financial Services (8.3%)
Bank of America Corp.	490,979	24,681,514
CIT Group, Inc.	100,600	4,044,120
Citigroup, Inc.	527,900	24,637,093

		53,362,727

Insurance (6.0%)
Ambac Financial Group, Inc.^	71,200	4,479,192
American International Group, Inc.	38,200	2,584,230
Assurant, Inc.^	41,900	2,241,650
Genworth Financial, Inc., Class A	380,500	11,692,765
Hartford Financial Services Group, Inc.	72,200	6,682,110
MBIA, Inc.^	79,600	4,859,580
MetLife, Inc.	66,800	4,657,964
Prudential Financial, Inc.	17,000	1,658,860

		38,856,351

Real Estate Investment Trusts (REITs) (1.0%)
Mack-Cali Realty Corp. (REIT)^	72,600	2,983,860
Public Storage, Inc. (REIT)	41,400	3,256,110

		6,239,970

Thrifts & Mortgage Finance (4.8%)
Countrywide Financial Corp.^	252,700	4,803,827
Fannie Mae	82,800	5,035,068
Freddie Mac	243,000	14,339,430
MGIC Investment Corp.^	132,200	4,271,382
Radian Group, Inc.^	110,400	2,570,112

		31,019,819

Total Financials		192,795,749

Health Care (7.0%)
Health Care Providers & Services (1.0%)
WellPoint, Inc.*	77,900	6,147,868

Pharmaceuticals (6.0%)
Abbott Laboratories	123,200	6,605,984
Merck & Co., Inc.	202,800	10,482,732
Pfizer, Inc.	198,200	4,842,026
Schering-Plough Corp.	223,000	7,053,490
Sepracor, Inc.*^	66,900	1,839,750
Wyeth	177,800	7,920,990

		38,744,972

Total Health Care		44,892,840

Industrials (10.0%)
Aerospace & Defense (0.5%)
Spirit Aerosystems Holdings, Inc., Class A*	78,600	3,060,684

Industrial Conglomerates (4.3%)
General Electric Co.	574,700	23,792,580
Tyco International Ltd.	97,200	4,309,848

		28,102,428

Machinery (3.0%)
Caterpillar, Inc.	21,200	1,662,716
Dover Corp.	138,000	7,031,100

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Joy Global, Inc.^	112,500	$5,721,750
Kennametal, Inc.^	57,300	4,812,054

		19,227,620

Road & Rail (2.2%)
Burlington Northern Santa Fe Corp.	45,700	3,709,469
Hertz Global Holdings, Inc.*^	81,800	1,858,496
Norfolk Southern Corp.	163,500	8,487,285

		14,055,250

Total Industrials		64,445,982

Information Technology (6.5%)
Communications Equipment (1.8%)
Corning, Inc.	284,100	7,003,065
Motorola, Inc.	251,600	4,662,148

		11,665,213

Computers & Peripherals (1.3%)
International Business Machines Corp.	34,000	4,005,200
Lexmark International, Inc., Class A*	52,700	2,188,631
Network Appliance, Inc.*	70,100	1,886,391

		8,080,222

Electronic Equipment & Instruments (1.1%)
Arrow Electronics, Inc.*	77,500	3,295,300
Tyco Electronics Ltd.	114,100	4,042,563

		7,337,863

Internet Software & Services (0.5%)
Yahoo!, Inc.*^	130,600	3,505,304

IT Services (0.4%)
Western Union Co.	128,500	2,694,645

Semiconductors & Semiconductor Equipment (0.8%)
Xilinx, Inc.	184,700	4,828,058

Software (0.6%)
Symantec Corp.*	211,300	4,094,994

Total Information Technology		42,206,299

Materials (4.3%)
Chemicals (1.8%)
Dow Chemical Co.	55,200	2,376,912
Rohm & Haas Co.^	166,700	9,280,189

		11,657,101

Containers & Packaging (0.4%)
Ball Corp.	45,700	2,456,375

Metals & Mining (1.1%)
Alcoa, Inc.	181,600	7,104,192

Paper & Forest Products (1.0%)
Domtar Corp.*	788,568	6,466,258

Total Materials		27,683,926

Telecommunication Services (6.1%)
Diversified Telecommunication Services (5.2%)
AT&T, Inc.	168,800	7,141,928
Verizon Communications, Inc.	589,200	26,089,776

		33,231,704

Wireless Telecommunication Services (0.9%)
Crown Castle International Corp.*	149,884	6,089,787

Total Telecommunication Services		39,321,491

Utilities (5.8%)
Electric Utilities (3.4%)
American Electric Power Co., Inc.	101,900	4,695,552
Edison International	159,300	$8,833,185
FirstEnergy Corp.	73,300	4,642,822
Sierra Pacific Resources	255,900	4,025,307

		22,196,866

Multi-Utilities (2.4%)
CMS Energy Corp.	307,200	5,167,104
Consolidated Edison, Inc.	82,200	3,805,860
SCANA Corp.^	71,800	2,781,532
Xcel Energy, Inc.^	166,700	3,590,718

		15,345,214

Total Utilities		37,542,080

Total Common Stocks (99.2%) (Cost $588,655,208)		638,903,029

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (0.9%)
Federal Farm Credit Bank
4.00%, 10/1/07 (o)(p)	$2,809,000	2,808,687
Federal Home Loan Bank
4.00%, 10/1/07 (o)(p)	2,600,000	2,599,711

Total Government Securities		5,408,398

Short-Term Investments of Cash Collateral for Securities Loaned (9.4%)
Citigroup Global Markets, Inc.
5.40%, 10/5/07 (l)	2,000,000	2,000,000
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	58,567,709	58,567,709

Total Short-Term Investments of Cash Collateral for Securities Loaned		60,567,709

Total Short-Term Investments (10.3%) (Cost/Amortized Cost $ 65,976,708)		65,976,107

Total Investments (109.5%) (Cost/Amortized Cost $ 654,631,916)		704,879,136
Other Assets Less Liabilities (-9.5%)		(61,014,702)

Net Assets (100%)		$643,864,434

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$389,630,918
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$413,688,954

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$68,112,929
Aggregate gross unrealized depreciation	(19,738,086)

Net unrealized appreciation	$48,374,843

Federal income tax cost of investments	$656,504,293

At September 30, 2007, the Portfolio had loaned securities with a total value of $59,615,992. This was secured by collateral of $60,567,709 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2007, the Portfolio incurred approximately $980 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LEGG MASON VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (27.0%)
Automobiles (0.8%)
General Motors Corp.	47,500	$1,743,250

Household Durables (1.9%)
Beazer Homes USA, Inc.^	17,800	146,850
Centex Corp.	67,500	1,793,475
Pulte Homes, Inc	120,400	1,638,644
Ryland Group, Inc.	34,400	737,192

		4,316,161

Internet & Catalog Retail (14.0%)
Amazon.com, Inc.*	213,500	19,887,525
Expedia, Inc.*^	203,100	6,474,828
IAC/InterActiveCorp*	181,300	5,379,171

		31,741,524

Leisure Equipment & Products (2.9%)
Eastman Kodak Co.^	245,400	6,566,904

Media (4.2%)
DIRECTV Group, Inc.*	183,100	4,445,668
Time Warner, Inc.	272,700	5,006,772

		9,452,440

Multiline Retail (3.2%)
Sears Holdings Corp.*^	56,300	7,161,360

Specialty Retail (0.0%)
Best Buy Co., Inc.	1,900	87,438

Total Consumer Discretionary		61,069,077

Energy (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
Exxon Mobil Corp.	5,800	536,848

Total Energy		536,848

Financials (14.4%)
Capital Markets (1.6%)
Bear Stearns Cos., Inc.	18,800	2,308,828
Goldman Sachs Group, Inc.	5,800	1,257,092

		3,565,920

Consumer Finance (1.5%)
Capital One Financial Corp.	50,600	3,361,358

Diversified Financial Services (6.9%)
Citigroup, Inc.	119,600	5,581,732
JPMorgan Chase & Co.	208,900	9,571,798
NYSE Euronext, Inc.	5,900	467,103

		15,620,633

Insurance (2.4%)
American International Group, Inc.	81,200	5,493,180

Thrifts & Mortgage Finance (2.0%)
Countrywide Financial Corp.	239,900	4,560,499

Total Financials		32,601,590

Health Care (13.3%)
Biotechnology (0.5%)
Amgen, Inc.*	19,700	1,114,429

Health Care Equipment & Supplies (1.5%)
Covidien Ltd.*	84,250	3,496,375

Health Care Providers & Services (9.9%)
Aetna, Inc.	174,000	9,442,980
Health Net, Inc.*	64,700	3,497,035
UnitedHealth Group, Inc.	193,800	9,385,734

		22,325,749

Pharmaceuticals (1.4%)
Pfizer, Inc.	130,400	$3,185,672

Total Health Care		30,122,225

Industrials (4.3%)
Industrial Conglomerates (4.3%)
General Electric Co.	145,700	6,031,980
Tyco International Ltd.	81,350	3,607,059

Total Industrials		9,639,039

Information Technology (24.6%)
Communications Equipment (2.8%)
Cisco Systems, Inc.*	131,900	4,367,209
Motorola, Inc.	100,300	1,858,559

		6,225,768

Computers & Peripherals (5.4%)
Hewlett-Packard Co.	97,900	4,874,441
International Business Machines Corp.	34,500	4,064,100
Seagate Technology	130,200	3,330,516

		12,269,057

Internet Software & Services (11.7%)
eBay, Inc.*	201,400	7,858,628
Google, Inc., Class A*	19,550	11,090,128
Yahoo!, Inc.*	283,400	7,606,456

		26,555,212

Semiconductors & Semiconductor Equipment (1.5%)
Texas Instruments, Inc.	91,500	3,347,985

Software (3.2%)
CA, Inc.	118,600	3,050,392
Electronic Arts, Inc.*	74,600	4,176,854

		7,227,246

Total Information Technology		55,625,268

Materials (0.5%)
Metals & Mining (0.5%)
Nucor Corp.	18,800	1,118,036

Total Materials		1,118,036

Telecommunication Services (9.0%)
Diversified Telecommunication Services (4.2%)
Qwest Communications International, Inc.*	1,045,400	9,575,864

Wireless Telecommunication Services (4.8%)
Sprint Nextel Corp.	574,200	10,909,800

Total Telecommunication Services		20,485,664

Utilities (4.9%)
Independent Power Producers & Energy Traders (4.9%)
AES Corp.*	557,300	11,168,292

Total Utilities		11,168,292

Total Common Stocks (98.2%) (Cost $202,111,971)		222,366,039

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (5.2%)
CDC Financial Products, Inc.
5.40%, 11/28/07 (l)	$250,000	250,000

EQ ADVISORS TRUST

EQ/LEGG MASON VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	$11,494,720	$11,494,720

Total Short-Term Investments of Cash Collateral for Securities Loaned		11,744,720

Time Deposit (1.8%)
JPMorgan Chase Nassau
4.43%, 10/1/07	4,203,067	4,203,067

Total Short-Term Investments (7.0%) (Amortized Cost $15,947,787)		15,947,787

Total Investments (105.2%) (Cost/Amortized Cost $218,059,758)		238,313,826
Other Assets Less Liabilities (-5.2%)		(11,743,699)

Net Assets (100%)		$226,570,127

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$46,758,710
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$34,371,584

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,852,681
Aggregate gross unrealized depreciation	(15,686,415)

Net unrealized appreciation	$20,166,266

Federal income tax cost of investments	$218,147,560

At September 30, 2007, the Portfolio had loaned securities with a total value of $11,586,621. This was secured by collateral of $11,744,720 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (32.7%)
Asset-Backed Securities (23.6%)
Accredited Mortgage Loan Trust, Series 07-1 A1
5.181%, 2/25/37 (b)(l)	$6,406,641	$6,366,251
ACE Securities Corp., Series 06-NC3 A2A
5.181%, 12/25/36 (b)(l)	4,314,868	4,284,433
American Express Credit Account Master Trust, Series 01-5 A
5.933%, 11/15/10 (l)	7,740,000	7,745,373
Series 03-2 A
5.863%, 10/15/10 (l)	6,810,000	6,813,058
Bank One Issuance Trust, Series 03-A3 A3
5.863%, 12/15/10 (l)	7,130,000	7,132,223
Series 03-A6 A6
5.863%, 2/15/11 (l)	13,685,000	13,686,418
Bear Stearns Asset Backed Securities Trust, Series 05-HE12 1A1
5.231%, 12/25/35 (b)(l)	946,974	944,212
Series 06-HE10 21A1
5.201%, 12/25/36 (b)(l)	3,362,875	3,335,087
BNC Mortgage Loan Trust, Series 07-3 A2
5.191%, 7/25/37 (b)(l)	6,143,940	6,096,289
Carrington Mortgage Loan Trust, Series 06-NC5 A1
5.181%, 1/25/37 (b)(l)	4,425,556	4,392,978
Series 07-RFC1 A1
5.181%, 12/25/36 (b)(l)	5,552,721	5,516,912
Chase Issuance Trust, Series 04-A10 A10
5.773%, 7/15/10 (l)	7,850,000	7,852,020
Series 05-A1 A1
5.763%, 12/15/10 (l)	6,685,000	6,683,432
Citibank Credit Card Issuance Trust, Series 01-A1 A1
5.530%, 2/7/10 (l)	7,900,000	7,903,784
Series 03-A1 A1
5.460%, 1/15/10 (l)	7,030,000	7,031,368
Countrywide Asset-Backed Certificates, Series 06-19 2A1
5.191%, 3/25/37 (b)(l)	1,209,351	1,203,377
Series 06-22 2A1
5.181%, 5/25/37 (b)(l)	3,753,485	3,720,834
Series 06-25 2A1
5.201%, 6/25/37 (b)(l)	5,427,838	5,383,426
Series 06-26 2A1
5.211%, 6/25/37 (b)(l)	3,230,654	3,204,887
Series 07-6 2A1
5.231%, 9/25/37 (b)(l)	6,355,763	6,311,254
Series 07-7 2A1
5.211%, 10/25/37 (b)(l)	5,987,850	5,942,954
Discover Card Master Trust I, Series 01-1 A
5.973%, 1/15/08 (l)	8,485,000	8,491,639
Series 03-1 A3
5.893%, 4/16/10 (l)	10,490,000	10,491,584
Series 03-2 A
5.883%, 8/15/10 (l)	6,785,000	6,788,377
Series 04-1 A
5.783%, 4/16/10 (l)	8,085,000	8,078,466
Series 04-2 A1
5.773%, 5/15/10 (l)	6,700,000	6,701,724
Ford Credit Auto Owner Trust, Series 06-A A3
5.050%, 3/15/10	$13,509,536	$13,489,309
Series 06-B A2A
5.420%, 7/15/09	3,560,209	3,559,554
Honda Auto Receivables Owner Trust, Series 06-2 A3
5.300%, 7/21/10	6,945,000	6,952,437
Series 07-2 A2
5.410%, 11/23/09	6,675,000	6,685,446
MBNA Credit Card Master Note Trust, Series 02-A13 A
5.883%, 5/17/10 (l)	6,635,000	6,638,158
MBNA Master Credit Card Trust, Series 98-E A
5.505%, 9/15/10 (l)	7,735,000	7,736,886
Morgan Stanley ABS Capital I, Series 06-HE8 A2A
5.181%, 10/25/36 (b)(l)	3,563,822	3,542,886
Series 07-HE4 A2A
5.241%, 2/25/37 (b)(l)	8,070,793	8,010,862
Series 07-NC1 A2A
5.181%, 11/25/36 (l)	4,545,515	4,515,744
Nationstar Home Equity Loan Trust, Series 06-B AV1
5.201%, 9/25/36 (b)(l)	2,106,756	2,099,219
Option One Mortgage Loan Trust, Series 07-5 2A1
5.221%, 5/25/37 (b)(l)	6,398,587	6,357,607
Residential Asset Mortgage Products, Inc., Series 06-EFC2 A1
5.191%, 12/25/36 (b)(l)	3,412,779	3,396,430
Structured Asset Securities Corp., Series 06-BC6 A2
5.211%, 1/25/37 (b)(l)	4,392,179	4,339,955
Series 07-WF2 A2
5.831%, 8/25/37 (l)	9,138,126	9,138,126
USAA Auto Owner Trust, Series 05-4 A3
4.830%, 4/15/10	7,992,268	7,974,960
World Omni Auto Receivable Trust, Series 06-A A3
5.010%, 10/15/10	6,510,920	6,501,661

		263,041,600

Non-Agency CMO (9.1%)
Banc of America Commercial Mortgage, Inc., Series 07-3 A4
5.838%, 6/10/49 (l)	8,200,000	8,241,456
Bear Stearns Commercial Mortgage Securities, Series 07-PW17 A4
5.694%, 6/11/50 (l)	5,175,000	5,155,756
Citigroup Commercial Mortgage Trust, Series 06-C4 A3
5.914%, 3/15/49 (l)	5,000,000	5,090,511
Countrywide Alternative Loan Trust, Series 05-64CB 1A15
5.500%, 12/25/35	4,500,000	4,211,019
Series 06-OC8 2A1A
5.221%, 11/25/36 (l)	4,504,954	4,500,529
Series 06-OC10 2A1
5.221%, 11/25/36 (l)	3,195,841	3,188,439
Series 06-OC11 2A1
5.231%, 1/25/37 (l)	4,338,500	4,329,135
GS Mortgage Securities Corp. II, Series 07-GG10 A4
5.993%, 8/10/45 (l)	6,350,000	6,458,042

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LB-UBS Commercial Mortgage Trust, Series 05-C3 A5
4.739%, 7/15/30^	$10,000,000	$9,542,926
LB Commercial Conduit Mortgage Trust, Series 98-C4 A2
6.300%, 10/15/35	8,671,404	8,744,866
Morgan Stanley Capital I, Series 07-IQ15 A4
6.078%, 6/11/49 (l)	7,675,000	7,862,346
TIAA Retail Commercial Trust, Series 07-C4 A3
6.104%, 8/15/39 (l)	7,675,000	7,825,771
Wachovia Bank Commercial Mortgage Trust, Series 04-C15 A4
4.803%, 10/15/41	7,975,000	7,661,301
Series 07-C32 A3
5.929%, 6/15/49 (l)	6,175,000	6,232,936
Wells Fargo Mortgage Backed Securities Trust, Series 07-8 2A2
6.000%, 7/25/37	5,660,000	5,549,184
Series 07-11 A96
6.000%, 8/25/37	6,351,139	6,358,062

		100,952,279

Total Asset-Backed and Mortgage- Backed Securities		363,993,879

Consumer Discretionary (3.4%)
Media (3.4%)
Comcast Corp.
7.050%, 3/15/33^	3,500,000	3,689,175
6.950%, 8/15/37	5,175,000	5,431,732
COX Communications, Inc.
6.253%, 12/14/07 (l)	6,710,000	6,715,905
Historic TW, Inc.
6.625%, 5/15/29^	8,500,000	8,324,424
News America Holdings, Inc.
7.700%, 10/30/25^	3,500,000	3,849,534
News America, Inc.
6.400%, 12/15/35	4,975,000	4,804,641
TCI Communications, Inc.
7.875%, 2/15/26	4,000,000	4,406,528

Total Consumer Discretionary		37,221,939

Consumer Staples (1.2%)
Food & Staples Retailing (0.5%)
CVS Caremark Corp.
6.250%, 6/1/27	3,475,000	3,367,699
Wal-Mart Stores, Inc.
5.250%, 9/1/35	1,900,000	1,666,264

		5,033,963

Food Products (0.4%)
Kraft Foods, Inc.
7.000%, 8/11/37	4,370,000	4,584,488

Household Products (0.3%)
Kimberly Clark Corp.
6.625%, 8/1/37	2,475,000	2,638,021
Proctor & Gamble Co.
5.550%, 3/5/37	1,200,000	1,146,444

		3,784,465

Total Consumer Staples		13,402,916

Energy (3.4%)
Energy Equipment & Services (0.3%)
Halliburton Co.
8.750%, 2/15/21	2,800,000	3,506,597

Oil, Gas & Consumable Fuels (3.1%)
Anadarko Finance Co., Series B
7.500%, 5/1/31	$2,750,000	$2,994,896
Anadarko Petroleum Corp.
6.450%, 9/15/36	6,500,000	6,399,243
Burlington Resources Finance Co.
7.400%, 12/1/31	2,475,000	2,833,932
Canadian Natural Resources Ltd.
6.250%, 3/15/38^	1,200,000	1,157,604
Conoco Funding Co.
7.250%, 10/15/31	425,000	479,216
ConocoPhillips Canada Funding Co.
5.950%, 10/15/36	1,920,000	1,904,214
ConocoPhillips Holding Co.
6.950%, 4/15/29	1,800,000	1,979,692
Devon Energy Corp.
7.950%, 4/15/32	325,000	387,374
EnCana Corp.
6.500%, 8/15/34	2,500,000	2,558,230
6.625%, 8/15/37	2,000,000	2,051,826
Nexen, Inc.
6.400%, 5/15/37	1,625,000	1,579,102
Suncor Energy, Inc.
6.500%, 6/15/38	1,100,000	1,125,349
Valero Energy Corp.
6.625%, 6/15/37	2,625,000	2,664,076
XTO Energy, Inc.
6.750%, 8/1/37	6,065,000	6,328,403

		34,443,157

Total Energy		37,949,754

Financials (14.2%)
Capital Markets (3.6%)
Bear Stearns Cos., Inc.
6.950%, 8/10/12	3,670,000	3,826,404
6.400%, 10/2/17	2,300,000	2,289,781
Goldman Sachs Group, Inc.
6.250%, 9/1/17^	9,800,000	10,014,522
6.125%, 2/15/33	3,000,000	2,939,670
6.750%, 10/1/37	3,150,000	3,165,845
Lehman Brothers Holdings, Inc.
7.394%, 9/15/22 (l)	1,550,000	1,544,056
7.000%, 9/27/27	3,150,000	3,225,244
6.875%, 7/17/37	4,630,000	4,592,835
Morgan Stanley
5.550%, 4/27/17^	4,500,000	4,366,030
6.250%, 8/9/26^	4,500,000	4,431,537

		40,395,924

Commercial Banks (3.8%)
Bank of America N.A.
5.300%, 3/15/17	5,275,000	5,116,797
6.100%, 6/15/17	3,650,000	3,749,101
Barclays Bank plc
5.926%, 9/29/49 §(l)	1,880,000	1,783,663
7.434%, 9/29/49 §(l)	2,600,000	2,762,965
Depfa ACS Bank
5.125%, 3/16/37 §	9,625,000	8,997,681
First Union National Bank of Florida
6.180%, 2/15/36	5,000,000	5,200,000
FleetBoston Financial Corp.
6.875%, 1/15/28	750,000	804,104
HSBC Holdings plc
7.625%, 5/17/32	1,000,000	1,123,797
Royal Bank of Scotland Group plc
6.990%, 10/29/49 §(l)	3,250,000	3,310,808
Societe Generale
5.922%, 4/29/49 §(l)	3,700,000	3,505,010

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
UBS/New York
7.750%, 9/1/26	$2,000,000	$2,400,300
Wells Fargo Bank N.A.
5.950%, 8/26/36	4,300,000	4,202,171

		42,956,397

Consumer Finance (0.1%)
SLM Corp.
5.660%, 1/27/14 (l)	1,575,000	1,374,578

Diversified Financial Services (3.6%)
Bank of America Corp.
6.000%, 9/1/17^	8,525,000	8,722,686
Citigroup, Inc.
5.875%, 2/22/33^	2,500,000	2,387,360
5.850%, 12/11/34^	7,425,000	7,160,262
6.125%, 8/25/36	1,700,000	1,682,827
5.875%, 5/29/37	1,300,000	1,253,104
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	5,800,000	5,856,225
JPMorgan Chase Capital XXII, Series V
6.450%, 2/2/37	925,000	852,442
JPMorgan Chase Capital XXV
6.800%, 10/1/37	9,175,000	9,188,973
ZFS Finance USA Trust I
6.500%, 5/9/37 §(l)	2,775,000	2,682,873

		39,786,752

Insurance (3.1%)
Allstate Corp.
6.500%, 5/15/57 (l)	7,075,000	6,815,701
Chubb Corp.
6.000%, 5/11/37	3,275,000	3,126,787
Liberty Mutual Group, Inc.
6.500%, 3/15/35^§	3,000,000	2,736,741
Lincoln National Corp.
6.050%, 4/20/67 (l)	2,130,000	2,050,960
MetLife, Inc.
5.700%, 6/15/35	4,000,000	3,696,104
6.400%, 12/15/36	4,115,000	3,912,752
Progressive Corp.
6.700%, 6/15/37 (l)	1,600,000	1,552,296
Prudential Financial, Inc.
5.900%, 3/17/36	3,000,000	2,808,246
5.700%, 12/14/36	1,125,000	1,036,657
Travelers Cos., Inc.
6.250%, 3/15/37^ (l)	3,950,000	3,819,077
6.250%, 6/15/37	2,450,000	2,363,253

		33,918,574

Total Financials		158,432,225

Government Securities (59.8%)
Agency CMO (7.0%)
Federal Home Loan Mortgage Corp.
4.500%, 4/15/19	4,850,000	4,554,463
5.500%, 4/15/34	10,000,000	9,741,799
5.500%, 10/15/34	5,340,000	5,260,330
5.500%, 6/15/35	13,340,000	12,914,591
5.500%, 12/15/35	5,430,000	5,199,736
5.000%, 1/15/36	14,828,558	12,867,548
5.500%, 7/15/37	6,456,260	6,176,228
Federal National Mortgage Association
5.500%, 6/25/18	2,106,499	2,106,276
4.500%, 9/25/18	5,340,000	5,064,023
5.500%, 5/25/35	13,212,000	12,662,074
STRIPS
5.000%, 7/1/36 IO	8,624,880	2,124,880

		78,671,948

Foreign Governments (0.1%)
Province of British Columbia
7.250%, 9/1/36	$1,000,000	$1,248,750

Municipal Bonds (0.4%)
Illinois State
5.100%, 6/1/33	4,500,000	4,217,535

U.S. Government Agencies (11.7%)
Federal Farm Credit Bank
6.890%, 9/12/25 (o)	10,750,000	12,810,141
Federal Home Loan Bank
5.375%, 9/30/22	10,875,000	10,947,188
Federal National Mortgage Association
6.390%, 8/1/24	788,683	831,813
6.250%, 5/15/29	23,900,000	26,832,888
6.625%, 11/15/30^	16,850,000	19,854,591
5.000%, 2/1/36	15,702,898	15,003,165
6.000%, 10/1/36	19,427,630	19,459,978
5.000%, 4/1/37	326,940	311,859
5.000%, 5/1/37	171,552	163,639
5.000%, 7/1/37	2,992,005	2,853,992
6.000%, 7/1/37	13,921,305	13,942,125
5.500%, 10/25/37 TBA	100,000	97,938
Tennessee Valley Authority STRIPS
5.340%, 11/1/25 PO	17,750,000	6,838,986

		129,948,303

U.S. Treasuries (40.6%)
U.S. Treasury Bonds
8.750%, 8/15/20^	62,050,000	85,328,430
6.250%, 8/15/23	167,975,000	192,974,383
6.250%, 5/15/30^	2,900,000	3,447,375
4.500%, 2/15/36^	19,740,000	18,714,448
4.750%, 2/15/37	31,000,000	30,571,332
5.000%, 5/15/37	46,030,000	47,216,699
Inflation Indexed
2.375%, 1/15/27^	19,134,843	19,368,058
U.S. Treasury STRIPS
8/15/21^IO	23,525,000	11,793,718
11/15/27^PO	115,925,000	43,083,063

		452,497,506

Total Government Securities		666,584,042

Health Care (3.2%)
Health Care Providers & Services (0.5%)
UnitedHealth Group, Inc.
5.800%, 3/15/36^	3,500,000	3,252,238
WellPoint, Inc.
5.850%, 1/15/36	1,875,000	1,724,783
6.375%, 6/15/37^	975,000	966,523

		5,943,544

Pharmaceuticals (2.7%)
AstraZeneca plc
6.450%, 9/15/37	4,850,000	5,028,800
Bristol-Myers Squibb Co.
5.875%, 11/15/36	3,660,000	3,490,813
Eli Lilly & Co.
5.550%, 3/15/37	5,385,000	5,041,453
Johnson & Johnson
5.950%, 8/15/37	3,375,000	3,460,766
Schering Plough Corp.
6.550%, 9/15/37	3,650,000	3,723,394
Teva Pharmaceutical Finance LLC
6.150%, 2/1/36	2,000,000	1,900,270
Wyeth
6.000%, 2/15/36	4,530,000	4,356,782

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
5.950%, 4/1/37	$3,225,000	$3,112,196

		30,114,474

Total Health Care		36,058,018

Industrials (0.8%)
Aerospace & Defense (0.4%)
Honeywell International, Inc.
5.700%, 3/15/37^	2,010,000	1,916,392
United Technologies Corp.
6.700%, 8/1/28	1,725,000	1,843,820
6.050%, 6/1/36	1,300,000	1,305,168

		5,065,380

Industrial Conglomerates (0.4%)
3M Co.
5.700%, 3/15/37^	4,125,000	4,032,773

Total Industrials		9,098,153

Information Technology (1.0%)
Computers & Peripherals (1.0%)
International Business Machines Corp.
5.700%, 9/14/17	10,850,000	10,906,843

Total Information Technology		10,906,843

Materials (0.7%)
Metals & Mining (0.7%)
Alcoa, Inc.
5.870%, 2/23/22	1,425,000	1,357,119
Falconbridge Ltd.
6.200%, 6/15/35	3,500,000	3,392,567
Teck Cominco Ltd.
6.125%, 10/1/35	3,500,000	3,277,169

Total Materials		8,026,855

Telecommunication Services (4.6%)
Diversified Telecommunication Services (4.2%)
AT&T Corp.
8.000%, 11/15/31	3,000,000	3,650,123
AT&T, Inc.
6.800%, 5/15/36^	3,025,000	3,237,564
6.500%, 9/1/37	11,875,000	12,244,277
British Telecommunications plc
9.125%, 12/15/30	1,725,000	2,284,248
France Telecom S.A.
8.500%, 3/1/31	2,000,000	2,570,622
Sprint Capital Corp.
6.875%, 11/15/28	2,000,000	1,930,196
8.750%, 3/15/32	2,500,000	2,866,848
Telecom Italia Capital S.A.
6.000%, 9/30/34^	4,500,000	4,184,163
Telefonica Emisiones S.A.U.
7.045%, 6/20/36	4,500,000	4,793,314
Verizon Communications, Inc.
6.250%, 4/1/37^	4,600,000	4,625,967
Verizon Global Funding Corp.
7.750%, 12/1/30^	3,500,000	4,048,405

		46,435,727

Wireless Telecommunication Services (0.4%)
Vodafone Group plc
7.875%, 2/15/30	2,500,000	2,867,052
6.150%, 2/27/37	1,900,000	1,823,221

		4,690,273

Total Telecommunication Services		51,126,000

Utilities (3.3%)
Electric Utilities (2.0%)
Cleveland Electric Illuminating Co.
5.950%, 12/15/36	$2,500,000	$2,324,537
Florida Power & Light Co.
5.400%, 9/1/35	2,500,000	2,270,308
Florida Power Corp.
6.350%, 9/15/37	2,000,000	2,038,330
MidAmerican Energy Co.
5.800%, 10/15/36	1,550,000	1,463,371
Pacificorp
6.250%, 10/15/37	1,800,000	1,797,750
Public Service Co. of Colorado
6.250%, 9/1/37	3,550,000	3,603,914
Southern California Edison Co.
5.625%, 2/1/36	1,750,000	1,634,393
Series 05-E
5.350%, 7/15/35	2,125,000	1,908,035
Tampa Electric Co.
6.150%, 5/15/37	1,825,000	1,779,238
Virginia Electric & Power Co.
6.000%, 5/15/37	3,700,000	3,538,210

		22,358,086

Multi-Utilities (1.3%)
Dominion Resources, Inc.
5.950%, 6/15/35	2,000,000	1,874,380
Energy East Corp.
6.750%, 7/15/36	3,500,000	3,572,275
Midamerican Energy Holdings Co.
5.950%, 5/15/37	3,950,000	3,730,890
6.500%, 9/15/37 §	5,625,000	5,685,772

		14,863,317

Total Utilities		37,221,403

Total Long-Term Debt Securities (128.3%) (Cost $1,434,514,229)		1,430,022,027

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (10.7%)
Bancaja U.S. Debt S.A.U.
5.49%, 7/10/09 (l)	3,301,232	3,301,232
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	7,000,000	7,000,000
Bank of Montreal/Chicago
5.71%, 3/12/09 (l)	7,000,000	7,000,000
BBVA Senior Finance S.A.
5.75%, 3/12/10 (l)	6,000,000	6,000,000
BCP Finance Bank Ltd.
5.77%, 8/1/08 (l)	10,000,000	10,000,000
Bear Stearns Cos., Inc.
6.12%, 3/28/08 (l)	5,000,000	5,000,000
Beta Finance, Inc.
4.89%, 2/17/09 (l)	4,997,310	4,997,310
Comerica Bank
5.54%, 6/19/09 (l)	5,000,816	5,000,816
Goldman Sachs Group, Inc.
4.91%, 3/27/09 (l)	10,000,000	10,000,000
Monumental Global Funding II
4.90%, 3/26/10 (l)	3,000,000	3,000,000
Morgan Stanley Repurchase Agreement
5.15%, 10/1/07 (r)	51,936,929	51,936,929
Pricoa Global Funding I
4.91%, 12/15/09 (l)	2,000,000	2,000,000

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Principal Life Income Fund Trust
4.90%, 3/22/10 (l)	$4,000,000	$4,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		119,236,287

Time Deposit (0.2%)
JPMorgan Chase Nassau
4.43%, 10/1/07	1,992,175	1,992,175

Total Short-Term Investments (10.9%) (Amortized Cost $121,228,462)		121,228,462

Total Investments Before Securities Sold Short (139.2%) (Cost/Amortized Cost $1,555,742,691)		1,551,250,489

SECURITIES SOLD SHORT:
U.S. Government Agency (-4.5%)
Federal National Mortgage Association
5.000%, 10/25/37 TBA	(19,000,000)	(18,121,250)
6.000%, 10/25/37 TBA	(32,500,000)	(32,540,625)

Total Securities Sold Short (-4.5%) (Proceeds Received $50,662,906)		(50,661,875)

Total Investments (134.7%) (Cost/Amortized Cost $1,505,079,785)		1,500,588,614
Other Assets Less Liabilities (-34.7%)		(386,245,580)

Net Assets (100%)		$1,114,343,034

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2007, the market value of these securities amounted to $31,465,513 or 2.82.% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CMO	—	Collateralized Mortgage Obligation
IO	—	Interest only
PO	—	Principal only
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities
TBA	—	Security is subject to delayed delivery.

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$730,776,734
Long-term U.S. Treasury securities	4,080,175,620

$4,810,952,354

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$218,919,176
Long-term U.S. Treasury securities	4,011,901,460

$4,230,820,636

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,703,470
Aggregate gross unrealized depreciation	(15,854,482)

Net unrealized depreciation	$(6,151,012)

Federal income tax cost of investments	$1,557,401,501

At September 30, 2007, the Portfolio had loaned securities with a total value of $153,094,376. This was secured by collateral of $119,236,287 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $36,938,551 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $19,810,135 which expires in the year 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.1%)
Automobiles (0.5%)
General Motors Corp.	36,370	$1,334,779

Internet & Catalog Retail (2.4%)
IAC/InterActiveCorp*	203,956	6,051,374

Media (1.4%)
News Corp., Class B	69,406	1,623,406
Time Warner, Inc.	104,560	1,919,722

		3,543,128

Multiline Retail (0.1%)
Kohl’s Corp.*	4,260	244,226

Specialty Retail (0.7%)
J. Crew Group, Inc.*^	40,890	1,696,935

Total Consumer Discretionary		12,870,442

Consumer Staples (15.8%)
Beverages (4.4%)
Anheuser-Busch Cos., Inc.	18,017	900,670
Coca-Cola Co.	92,593	5,321,319
Coca-Cola Enterprises, Inc.	208,408	5,047,642

		11,269,631

Food & Staples Retailing (4.3%)
CVS Caremark Corp.	92,010	3,646,356
Kroger Co.	73,776	2,104,092
SUPERVALU, Inc.	91,906	3,585,253
Wal-Mart Stores, Inc.	38,766	1,692,136

		11,027,837

Food Products (2.9%)
Kraft Foods, Inc., Class A	175,259	6,048,188
Wm. Wrigley Jr. Co.	19,250	1,236,428

		7,284,616

Household Products (4.2%)
Colgate-Palmolive Co.	15,200	1,084,064
Procter & Gamble Co.	135,047	9,499,206

		10,583,270

Total Consumer Staples		40,165,354

Energy (8.0%)
Energy Equipment & Services (1.4%)
Schlumberger Ltd.	23,459	2,463,195
Smith International, Inc.	15,140	1,080,996

		3,544,191

Oil, Gas & Consumable Fuels (6.6%)
Devon Energy Corp.	16,320	1,357,824
Exxon Mobil Corp.	128,136	11,860,268
Occidental Petroleum Corp.	22,490	1,441,160
Spectra Energy Corp.	54,015	1,322,287
XTO Energy, Inc.	11,200	692,608

		16,674,147

Total Energy		20,218,338

Financials (21.9%)
Capital Markets (6.9%)
Bank of New York Mellon Corp.	241,467	10,658,353
Charles Schwab Corp.	47,870	1,033,992
Merrill Lynch & Co., Inc.	22,950	1,635,876
Morgan Stanley	65,870	4,149,810

		17,478,031

Commercial Banks (3.3%)
Fifth Third Bancorp	51,090	1,730,929
Marshall & Ilsley Corp.	22,431	981,805
PNC Financial Services Group, Inc.	22,910	1,560,171
SunTrust Banks, Inc.	13,944	1,055,143
Wells Fargo & Co.	85,950	3,061,539

		8,389,587

Diversified Financial Services (6.0%)
Bank of America Corp.	27,700	$1,392,479
Citigroup, Inc.	191,449	8,934,925
JPMorgan Chase & Co.	104,633	4,794,284

		15,121,688

Insurance (3.4%)
American International Group, Inc.	37,684	2,549,322
Aon Corp.	77,970	3,493,836
MetLife, Inc.	18,868	1,315,666
Prudential Financial, Inc.	13,440	1,311,475

		8,670,299

Thrifts & Mortgage Finance (2.3%)
Fannie Mae	98,203	5,971,724

Total Financials		55,631,329

Health Care (7.4%)
Biotechnology (0.4%)
Amgen, Inc.*	17,980	1,017,128

Pharmaceuticals (7.0%)
Abbott Laboratories	97,107	5,206,877
Bristol-Myers Squibb Co.	84,420	2,432,985
Eli Lilly & Co.	40,760	2,320,467
Schering-Plough Corp.	22,740	719,266
Teva Pharmaceutical Industries Ltd. (ADR)	107,850	4,796,090
Wyeth	50,168	2,234,984

		17,710,669

Total Health Care		18,727,797

Industrials (11.0%)
Aerospace & Defense (1.1%)
Boeing Co.	12,500	1,312,375
Rockwell Collins, Inc.	18,409	1,344,593

		2,656,968

Air Freight & Logistics (0.2%)
United Parcel Service, Inc., Class B	7,800	585,780

Airlines (1.0%)
Delta Air Lines, Inc.*	137,280	2,464,176

Commercial Services & Supplies (0.4%)
Waste Management, Inc.	25,246	952,784

Electrical Equipment (1.6%)
Emerson Electric Co.	76,462	4,069,308

Industrial Conglomerates (4.1%)
General Electric Co.	253,359	10,489,062

Machinery (1.3%)
Caterpillar, Inc.	26,566	2,083,571
Eaton Corp	13,116	1,299,009

		3,382,580

Road & Rail (1.3%)
Hertz Global Holdings, Inc.*^	143,130	3,251,914

Total Industrials		27,852,572

Information Technology (15.5%)
Communications Equipment (3.6%)
Cisco Systems, Inc.*	105,250	3,484,827
Corning, Inc.	74,600	1,838,890
Juniper Networks, Inc.*	53,100	1,943,991
QUALCOMM, Inc.	43,280	1,829,013

		9,096,721

Computers & Peripherals (5.2%)
Hewlett-Packard Co.	90,890	4,525,413
International Business Machines Corp.	19,660	2,315,948
Sun Microsystems, Inc.*	1,127,073	6,322,880

		13,164,241

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (0.4%)
Paychex, Inc.	26,750	$1,096,750

Semiconductors & Semiconductor Equipment (2.6%)
Altera Corp.	86,210	2,075,937
Micron Technology, Inc.*	21,640	240,204
NVIDIA Corp.*	31,575	1,144,278
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	139,403	1,410,758
Texas Instruments, Inc.	49,650	1,816,694

		6,687,871

Software (3.7%)
Adobe Systems, Inc.*	47,480	2,072,977
Microsoft Corp.	123,620	3,641,845
Oracle Corp.*	172,510	3,734,841

		9,449,663

Total Information Technology		39,495,246

Materials (6.8%)
Chemicals (1.9%)
Monsanto Co.	36,113	3,096,328
Praxair, Inc.	21,100	1,767,336

		4,863,664

Metals & Mining (4.9%)
Alcoa, Inc.	15,170	593,451
Barrick Gold Corp.	129,751	5,226,370
BHP Billiton Ltd. (ADR)	23,940	1,881,684
Freeport-McMoRan Copper & Gold, Inc.	40,400	4,237,556
United States Steel Corp.	4,750	503,215

		12,442,276

Total Materials		17,305,940

Telecommunication Services (3.6%)
Diversified Telecommunication Services (3.6%)
AT&T, Inc.	196,307	8,305,749
Verizon Communications, Inc.	20,850	923,238

Total Telecommunication Services		9,228,987

Utilities (3.4%)
Electric Utilities (2.4%)
FPL Group, Inc.	29,458	1,793,403
PPL Corp.	49,366	2,285,646
Progress Energy, Inc.	41,196	$1,930,033

		6,009,082

Multi-Utilities (1.0%)
PG&E Corp.	53,790	2,571,162

Total Utilities		8,580,244

Total Common Stocks (98.5%) (Cost $225,910,534)		250,076,249

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (0.7%)
CDC Financial Products, Inc.
5.40%, 11/28/07 (l)	$500,000	500,000
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	1,291,850	1,291,850

Total Short-Term Investments of Cash Collateral for Securities Loaned		1,791,850

Time Deposit (1.3%)
JPMorgan Chase Nassau
4.43%, 10/1/07	3,298,127	3,298,127

Total Short-Term Investments (2.0%) (Amortized Cost $5,089,977)		5,089,977

Total Investments (100.5%) (Cost/Amortized Cost $231,000,511)		255,166,226
Other Assets Less Liabilities (-0.5%)		(1,217,494)

Net Assets (100%)		$253,948,732

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$169,767,484
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$157,071,464

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,172,310
Aggregate gross unrealized depreciation	(3,181,351)

Net unrealized appreciation	$23,990,959

Federal income tax cost of investments	$231,175,267

At September 30, 2007, the Portfolio had loaned securities with a total value of $1,727,846. This was secured by collateral of $1,791,850 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2007, the Portfolio incurred approximately $63 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.5%)
Media (1.6%)
Comcast Corp., Special Class A*	29,112	$697,523
Time Warner, Inc.	11,903	218,539
Walt Disney Co.	12,025	413,540

		1,329,602

Multiline Retail (2.0%)
Kohl’s Corp.*	10,231	586,543
Macy’s, Inc.	9,351	302,225
Target Corp.	11,723	745,231

		1,633,999

Specialty Retail (2.4%)
Best Buy Co., Inc.	10,644	489,837
GameStop Corp., Class A*	23,696	1,335,269
Home Depot, Inc.	820	26,601
Tiffany & Co.	1,545	80,881

		1,932,588

Textiles, Apparel & Luxury Goods (1.5%)
Coach, Inc.*	19,439	918,882
Polo Ralph Lauren Corp.	4,012	311,933

		1,230,815

Total Consumer Discretionary		6,127,004

Consumer Staples (11.9%)
Beverages (2.8%)
Anheuser-Busch Cos., Inc.	5,258	262,847
Coca-Cola Co.	19,265	1,107,160
Diageo plc (Sponsored ADR)	4,590	402,681
PepsiCo, Inc.	6,984	511,648

		2,284,336

Food & Staples Retailing (2.5%)
CVS Caremark Corp.	29,776	1,180,023
Kroger Co.	11,601	330,860
Wal-Mart Stores, Inc.	9,209	401,973
Walgreen Co.	3,369	159,152

		2,072,008

Food Products (2.9%)
Campbell Soup Co.	14,465	535,205
Kellogg Co.	9,084	508,704
Kraft Foods, Inc., Class A	29,100	1,004,241
Wm. Wrigley Jr. Co.	4,979	319,801

		2,367,951

Household Products (3.7%)
Colgate-Palmolive Co.	11,665	831,948
Procter & Gamble Co.	30,487	2,144,455

		2,976,403

Total Consumer Staples		9,700,698

Energy (6.3%)
Energy Equipment & Services (2.0%)
Baker Hughes, Inc.	5,048	456,188
Schlumberger Ltd.	11,499	1,207,395

		1,663,583

Oil, Gas & Consumable Fuels (4.3%)
Chevron Corp.	9,756	912,967
ConocoPhillips	4,091	359,067
Exxon Mobil Corp.	19,388	1,794,553
Valero Energy Corp.	4,057	272,549
XTO Energy, Inc.	2,111	130,544

		3,469,680

Total Energy		5,133,263

Financials (14.1%)
Capital Markets (2.8%)
Bank of New York Mellon Corp.	25,545	1,127,556
Merrill Lynch & Co., Inc.	6,309	449,706
Morgan Stanley	10,684	$673,092

		2,250,354

Commercial Banks (3.2%)
Marshall & Ilsley Corp.	4,912	214,998
PNC Financial Services Group, Inc.	7,590	516,879
SunTrust Banks, Inc.	3,748	283,611
U.S. Bancorp	12,690	412,806
Wachovia Corp.	9,154	459,073
Wells Fargo & Co.	20,485	729,676

		2,617,043

Consumer Finance (0.4%)
American Express Co.	3,541	210,229
Discover Financial Services*	5,342	111,114

		321,343

Diversified Financial Services (3.9%)
Bank of America Corp.	24,002	1,206,581
Citigroup, Inc.	25,164	1,174,404
JPMorgan Chase & Co.	17,543	803,820

		3,184,805

Insurance (2.8%)
American International Group, Inc.	13,127	888,041
Hartford Financial Services Group, Inc.	7,883	729,572
MetLife, Inc.	5,364	374,032
XL Capital Ltd., Class A	3,338	264,369

		2,256,014

Thrifts & Mortgage Finance (1.0%)
Fannie Mae	9,609	584,323
Freddie Mac	4,138	244,183

		828,506

Total Financials.		11,458,065

Health Care (14.7%)
Biotechnology (4.7%)
Amgen, Inc.*	11,588	655,533
Amylin Pharmaceuticals, Inc.*^	4,350	217,500
Celgene Corp.*	11,772	839,462
Genzyme Corp.*	8,395	520,154
Gilead Sciences, Inc.*	27,483	1,123,230
ImClone Systems, Inc.*	12,238	505,919

		3,861,798

Health Care Equipment & Supplies (2.5%)
Baxter International, Inc.	10,353	582,667
Medtronic, Inc.	14,323	807,960
St. Jude Medical, Inc.*	14,500	639,015

		2,029,642

Health Care Providers & Services (2.2%)
Express Scripts, Inc.*	15,089	842,268
Medco Health Solutions, Inc.*	5,570	503,472
Quest Diagnostics, Inc.	7,031	406,181

		1,751,921

Pharmaceuticals (5.3%)
Abbott Laboratories	29,166	1,563,881
Bristol-Myers Squibb Co.	10,019	288,747
Eli Lilly & Co.	6,819	388,206
Johnson & Johnson	9,015	592,285
Merck & Co., Inc.	17,665	913,104
Pfizer, Inc.	17,853	436,149
Schering-Plough Corp.	3,601	113,900

		4,296,272

Total Health Care		11,939,633

Industrials (9.3%)
Aerospace & Defense (5.2%)
Boeing Co.	9,540	1,001,604
General Dynamics Corp.	7,263	613,506
Honeywell International, Inc.	7,234	430,206

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Lockheed Martin Corp.	3,797	$411,936
Raytheon Co.	11,106	708,785
United Technologies Corp.	13,166	1,059,600

		4,225,637

Air Freight & Logistics (0.6%)
United Parcel Service, Inc., Class B	6,512	489,051

Electrical Equipment (1.0%)
Emerson Electric Co.	15,960	849,391

Industrial Conglomerates (2.2%)
General Electric Co.	42,399	1,755,319

Machinery (0.3%)
Caterpillar, Inc.	2,863	224,545

Total Industrials		7,543,943

Information Technology (18.4%)
Communications Equipment (5.8%)
Cisco Systems, Inc.*	41,096	1,360,689
Corning, Inc.	47,467	1,170,062
Nokia Oyj (ADR)	27,537	1,044,478
QUALCOMM, Inc.	27,486	1,161,558

		4,736,787

Computers & Peripherals (2.8%)
Hewlett-Packard Co.	25,519	1,270,591
International Business Machines Corp.	8,453	995,764

		2,266,355

Electronic Equipment & Instruments (0.7%)
Agilent Technologies, Inc.*	14,112	520,451

Internet Software & Services (0.5%)
WebMD Health Corp., Class A*^	302	15,734
Yahoo!, Inc.*	15,630	419,509

		435,243

Semiconductors & Semiconductor Equipment (2.6%)
Advanced Micro Devices, Inc.*^	10,486	138,415
Intel Corp.	51,340	1,327,652
NVIDIA Corp.*	7,874	285,354
Texas Instruments, Inc.	8,774	321,041

		2,072,462

Software (6.0%)
Activision, Inc.*	55,754	1,203,729
Adobe Systems, Inc.*	13,734	599,626
Electronic Arts, Inc.*	16,197	906,870
Microsoft Corp.	34,583	1,018,815
Oracle Corp.*	53,415	1,156,435

		4,885,475

Total Information Technology		14,916,773

Materials (5.5%)
Chemicals (3.8%)
Monsanto Co.	27,007	2,315,580
Praxair, Inc.	8,966	750,992

		3,066,572

Metals & Mining (1.7%)
Barrick Gold Corp.	23,453	944,687
Freeport-McMoRan Copper & Gold, Inc.	1,291	135,413
Newmont Mining Corp.	7,624	341,022

		1,421,122

Total Materials		4,487,694

Telecommunication Services (3.0%)
Diversified Telecommunication Services (2.8%)
AT&T, Inc.	47,681	2,017,383
Verizon Communications, Inc.	6,333	280,425

		2,297,808

Wireless Telecommunication Services (0.2%)
Sprint Nextel Corp.	6,147	$116,793

Total Telecommunication Services		2,414,601

Utilities (2.9%)
Electric Utilities (1.2%)
FPL Group, Inc.	9,352	569,350
Progress Energy, Inc.	8,722	408,625

		977,975

Multi-Utilities (1.7%)
Dominion Resources, Inc.	8,114	684,010
PG&E Corp.	15,123	722,880

		1,406,890

Total Utilities		2,384,865

Total Common Stocks (93.6%) (Cost $65,199,509)		76,106,539

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (0.2%)
CDC Financial Products, Inc.
5.40%, 11/28/07 (l)	$100,000	100,000
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	97,764	97,764

Total Short-Term Investments of Cash Collateral for Securities Loaned		197,764

Time Deposit (4.8%)
JPMorgan Chase Nassau
4.43%, 10/1/07	3,883,939	3,883,939

Total Short-Term Investments (5.0%) (Amortized Cost $4,081,703)		4,081,703

Total Investments (98.6%) (Cost/Amortized Cost $69,281,212)		80,188,242
Other Assets Less Liabilities (1.4%)		1,146,698

Net Assets (100%)		$81,334,940

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$30,074,548
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$18,727,419

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,742,204
Aggregate gross unrealized depreciation	(899,165)

Net unrealized appreciation	$10,843,039

Federal income tax cost of investments	$69,345,203

At September 30, 2007, the Portfolio had loaned securities with a total value of $191,920. This was secured by collateral of $197,764 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.2%)
Auto Components (1.3%)
ArvinMeritor, Inc.^	125,500	$2,110,910
Goodyear Tire & Rubber Co.*^	123,300	3,749,553

		5,860,463

Distributors (1.8%)
Genuine Parts Co.	162,726	8,136,300

Hotels, Restaurants & Leisure (1.1%)
Brinker International, Inc.	184,484	5,062,241

Household Durables (2.6%)
Newell Rubbermaid, Inc.	198,991	5,734,920
Snap-On, Inc.	124,844	6,184,772

		11,919,692

Media (5.9%)
Arbitron, Inc.^	49,800	2,257,932
Idearc, Inc.	36,200	1,139,214
Interpublic Group of Cos., Inc.*^	1,122,684	11,653,460
R.H. Donnelley Corp.*	208,081	11,656,698

		26,707,304

Multiline Retail (0.9%)
Macy’s, Inc.	125,178	4,045,753

Specialty Retail (2.6%)
Foot Locker, Inc.	233,164	3,574,404
OfficeMax, Inc.	237,494	8,138,919

		11,713,323

Total Consumer Discretionary		73,445,076

Consumer Staples (6.7%)
Beverages (2.1%)
Coca-Cola Enterprises, Inc.	393,600	9,532,992

Food & Staples Retailing (2.6%)
Kroger Co.	210,192	5,994,676
Safeway, Inc.	180,253	5,968,177

		11,962,853

Food Products (2.0%)
Dean Foods Co.	135,600	3,468,648
Smithfield Foods, Inc.*^	172,400	5,430,600

		8,899,248

Total Consumer Staples		30,395,093

Energy (7.4%)
Energy Equipment & Services (4.1%)
GlobalSantaFe Corp.	115,759	8,799,999
Halliburton Co.	248,789	9,553,498

		18,353,497

Oil, Gas & Consumable Fuels (3.3%)
EOG Resources, Inc.	143,746	10,397,148
Range Resources Corp.	115,300	4,688,098

		15,085,246

Total Energy		33,438,743

Financials (7.3%)
Insurance (6.6%)
ACE Ltd.	76,993	4,663,466
Conseco, Inc.*	368,739	5,899,824
PartnerReinsurance Ltd.^	105,840	8,360,301
Safeco Corp.^	50,508	3,092,100
XL Capital Ltd., Class A	98,188	7,776,490

		29,792,181

Real Estate Investment Trusts (REITs) (0.7%)
Host Hotels & Resorts, Inc. (REIT)^	151,880	3,408,187

Total Financials		33,200,368

Health Care (6.1%)
Health Care Equipment & Supplies (0.6%)
Bausch & Lomb, Inc.	33,832	$2,165,248
Covidien Ltd.*	13,000	539,500

		2,704,748

Health Care Providers & Services (1.5%)
Aetna, Inc.	62,648	3,399,907
HealthSouth Corp.*^	199,400	3,491,494

		6,891,401

Pharmaceuticals (4.0%)
King Pharmaceuticals, Inc.*	689,858	8,085,136
Mylan Laboratories, Inc.	636,257	10,154,661

		18,239,797

Total Health Care		27,835,946

Industrials (10.5%)
Building Products (0.2%)
Owens Corning, Inc.*^	34,500	864,225

Commercial Services & Supplies (3.3%)
Allied Waste Industries, Inc.*	396,644	5,057,211
R.R. Donnelley & Sons Co.	267,943	9,795,996

		14,853,207

Construction & Engineering (1.2%)
KBR, Inc.*	145,231	5,630,606

Electrical Equipment (1.8%)
Hubbell, Inc., Class B^	144,334	8,244,358

Machinery (3.0%)
Cummins, Inc.	34,070	4,357,212
Pentair, Inc.^	34,400	1,141,392
Timken Co.	213,990	7,949,729

		13,448,333

Trading Companies & Distributors (1.0%)
W.W. Grainger, Inc.^	49,053	4,473,143

Total Industrials		47,513,872

Information Technology (13.0%)
Communications Equipment (6.9%)
ADC Telecommunications, Inc.*	371,316	7,281,507
Avaya, Inc.*	323,228	5,481,947
JDS Uniphase Corp.*^	756,705	11,320,307
Tellabs, Inc.*^	800,349	7,619,322

		31,703,083

Internet Software & Services (0.2%)
Openwave Systems, Inc.^	184,247	807,002

Software (5.9%)
Cadence Design Systems, Inc.*	458,395	10,171,785
McAfee, Inc.*	314,104	10,952,807
Sybase, Inc.*^	244,442	5,653,943

		26,778,535

Total Information Technology		59,288,620

Materials (12.3%)
Chemicals (7.1%)
Chemtura Corp.^	594,866	5,288,359
Eastman Chemical Co.	135,652	9,052,058
Monsanto Co.	55,708	4,776,404
Mosaic Co.*	211,293	11,308,401
Potash Corp. of Saskatchewan, Inc.	9,822	1,038,185
Valspar Corp.^	32,300	878,883

		32,342,290

Containers & Packaging (3.2%)
Ball Corp.	164,873	8,861,924
Pactiv Corp.*	203,632	5,836,093

		14,698,017

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Paper & Forest Products (2.0%)
Bowater, Inc.^	278,960	$4,162,083
MeadWestvaco Corp.	166,470	4,915,859

		9,077,942

Total Materials		56,118,249

Telecommunication Services (8.3%)
Diversified Telecommunication Services (8.3%)
CenturyTel, Inc.	118,997	5,500,041
Embarq Corp.	191,483	10,646,455
Qwest Communications International, Inc.*^	1,793,893	16,432,060
Windstream Corp.^	376,100	5,310,532

Total Telecommunication Services		37,889,088

Utilities (9.6%)
Electric Utilities (2.3%)
Northeast Utilities	357,902	10,225,260

Gas Utilities (0.3%)
Southwest Gas Corp.^	52,596	1,487,941

Multi-Utilities (7.0%)
Ameren Corp.^	197,858	10,387,545
CMS Energy Corp.^	508,481	8,552,651
NiSource, Inc.	469,843	8,992,795
Puget Energy, Inc.^	156,109	3,819,987

		31,752,978

Total Utilities		43,466,179

Total Common Stocks (97.4%) (Cost $414,598,129)		442,591,234

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (19.5%)
Aspen Funding Corp.
5.30%, 10/1/07	$1,999,117	1,999,117
Atlantic Asset Securitization LLC
5.30%, 10/1/07	1,999,117	1,999,117
Caixa d’Estalvis i Pensions de Barcelona/Catalonia
5.75%, 6/30/08 (l)	2,100,000	2,100,000
Clipper Receivables Corp.
5.30%, 10/1/07	$2,998,675	$2,998,675
Goldman Sachs Group, Inc.
4.91%, 3/27/09 (l)	2,000,000	2,000,000
Lafayette Asset Securitization LLC
5.55%, 10/1/07	2,998,613	2,998,613
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	74,737,048	74,737,048

Total Short-Term Investments of Cash Collateral for Securities Loaned		88,832,570

Time Deposit (3.2%)
JPMorgan Chase Nassau
4.43%, 10/1/07	14,525,827	14,525,827

Total Short-Term Investments (22.7%) (Amortized Cost $103,358,397)		103,358,397

Total Investments (120.1%) (Cost/Amortized Cost $517,956,526)		545,949,631
Other Assets Less Liabilities (-20.1%)		(91,454,274)

Net Assets (100%)		$454,495,357

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$188,967,640
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$77,452,299

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,078,542
Aggregate gross unrealized depreciation	(21,876,883)

Net unrealized appreciation	$27,201,659

Federal income tax cost of investments	$518,747,972

At September 30, 2007, the Portfolio had loaned securities with a total value of $88,223,889. This was secured by collateral of $88,832,570 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (24.2%)
Automobiles (2.8%)
Toyota Motor Corp. (ADR)^	1,033,404	$120,763,592

Hotels, Restaurants & Leisure (16.0%)
Las Vegas Sands Corp.*^	1,521,903	203,052,298
McDonald’s Corp.	3,920,669	213,558,840
MGM MIRAGE*^	1,160,484	103,793,689
Wynn Resorts Ltd.^	1,121,944	176,773,497

		697,178,324

Media (2.9%)
Comcast Corp., Class A*	5,290,153	127,915,900

Specialty Retail (2.5%)
Lowe’s Cos., Inc.	3,802,212	106,537,980

Total Consumer Discretionary		1,052,395,796

Consumer Staples (3.1%)
Food & Staples Retailing (3.1%)
Costco Wholesale Corp.	81,918	5,027,308
CVS Caremark Corp.	3,304,496	130,957,176

Total Consumer Staples		135,984,484

Energy (11.4%)
Energy Equipment & Services (9.3%)
Schlumberger Ltd.	2,628,887	276,033,135
Transocean, Inc.*^	1,134,629	128,269,808

		404,302,943

Oil, Gas & Consumable Fuels (2.1%)
Petroleo Brasileiro S.A. (ADR)^	1,210,908	91,423,554

Total Energy		495,726,497

Financials (12.9%)
Capital Markets (5.4%)
Goldman Sachs Group, Inc.	1,089,906	236,226,226

Commercial Banks (5.9%)
Industrial & Commercial Bank of China Ltd., Class H	259,258,250	181,757,747
Wells Fargo & Co.	2,143,532	76,352,610

		258,110,357

Real Estate Investment Trusts (REITs) (1.6%)
ProLogis (REIT)	1,020,425	67,705,199

Total Financials		562,041,782

Health Care (9.3%)
Biotechnology (4.1%)
Genentech, Inc.*	2,289,522	178,628,506

Health Care Providers & Services (5.2%)
UnitedHealth Group, Inc.	4,706,867	227,953,569

Total Health Care		406,582,075

Industrials (7.2%)
Aerospace & Defense (5.1%)
General Dynamics Corp.	1,023,853	86,484,863
Lockheed Martin Corp.	1,226,543	133,067,650

		219,552,513

Road & Rail (2.1%)
Union Pacific Corp.	816,143	92,273,128

Total Industrials		311,825,641

Information Technology (17.3%)
Communications Equipment (4.7%)
Cisco Systems, Inc.*	6,245,991	206,804,762

Computers & Peripherals (6.6%)
Apple, Inc.*	1,317,995	$202,364,952
Hewlett-Packard Co.	1,737,778	86,523,967

		288,888,919

Internet Software & Services (3.1%)
Google, Inc., Class A*^	235,032	133,326,603

Semiconductors & Semiconductor Equipment (2.9%)
Intel Corp.	4,902,798	126,786,356

Total Information Technology		755,806,640

Materials (7.3%)
Chemicals (5.1%)
Air Products & Chemicals, Inc.	687,342	67,194,554
Monsanto Co.	1,833,180	157,176,853

		224,371,407

Metals & Mining (2.2%)
Freeport-McMoRan Copper & Gold, Inc.^	908,508	95,293,404

Total Materials		319,664,811

Telecommunication Services (3.8%)
Diversified Telecommunication Services (3.8%)
AT&T, Inc.	3,908,506	165,368,889

Total Telecommunication Services		165,368,889

Total Common Stocks (96.5%) (Cost $3,217,575,697)		4,205,396,615

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (1.1%)
U.S. Treasury Bills
3.77%, 1/10/08 ^(p)	$20,690,000	20,471,327
3.81%, 1/31/08 ^(p)	8,497,000	8,387,950
3.88%, 2/7/08 ^(p)	8,072,000	7,960,582
(When Issued)
3.78%, 1/3/08 ^(p)	12,151,000	12,030,851

Total Government Securities		48,850,710

Short-Term Investments of Cash Collateral for Securities Loaned (13.9%)
Allstate Life Insurance Co.
5.16%, 8/27/08 (l)	10,000,000	10,000,000
Aspen Funding Corp.
5.30%, 10/1/07	24,988,958	24,988,958
Atlantic Asset Securitization LLC
5.30%, 10/1/07	24,988,958	24,988,958
Bancaja U.S. Debt S.A.U.
5.49%, 7/10/09 (l)	5,001,867	5,001,867
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	5,000,000	5,000,000
Beta Finance, Inc.
4.87%, 1/31/08 (l)	5,000,000	5,000,000
4.87%, 3/10/08 (l)	9,999,046	9,999,046
BNP Paribas N.Y.
4.85%, 2/22/08 (l)	3,000,000	3,000,000
Calyon/New York
4.87%, 10/14/08 (l)	4,998,727	4,998,727
4.91%, 7/2/10 (l)	4,997,195	4,997,195
CC USA, Inc.
4.87%, 1/25/08 (l)	10,000,000	10,000,000
CDC Financial Products, Inc.
5.40%, 11/28/07 (l)	5,500,000	5,500,000
Charta LLC
5.39%, 11/8/07	9,864,172	9,864,172

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup Global Markets, Inc.
5.40%, 10/5/07 (l)	$15,000,000	$15,000,000
Goldman Sachs Group, Inc.
5.37%, 8/18/08 (l)	3,000,000	3,000,000
G,X, Clarke & Co., Repurchase Agreement
5.15%, 10/1/07 (r)	110,000,000	110,000,000
HBOS Treasury Services plc
4.87%, 7/17/08 (l)	5,000,000	5,000,000
K2 (USA) LLC
4.89%, 2/15/08 (l)	9,998,740	9,998,740
4.87%, 4/14/08 (l)	13,997,371	13,997,371
Lexington Parker Capital Corp.
5.41%, 11/9/07	9,862,179	9,862,179
Merrill Lynch & Co., Inc.
5.88%, 5/8/09 (l)	5,000,000	5,000,000
4.92%, 6/29/09 (l)	5,000,000	5,000,000
Metropolitan Life Insurance Co.
5.72%, 2/1/08 (l)	8,000,000	8,000,000
Monumental Global Funding II
4.86%, 4/25/08 (l)	15,000,000	15,000,000
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	252,376,129	252,376,129
New York Life Global Funding
5.15%, 3/30/09 (l)	5,000,000	5,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.20%, 10/1/07 (r)	20,000,000	20,000,000
Pricoa Global Funding I
4.90%, 6/25/10 (l)	4,998,625	4,998,625

Total Short-Term Investments of Cash Collateral for Securities Loaned		605,571,967

Time Deposit (2.5%)
JPMorgan Chase Nassau
4.43%, 10/1/07	$111,001,691	$111,001,691

Total Short-Term Investments (17.5%) (Cost/Amortized Cost $765,441,257)		765,424,368

Total Investments (114.0%) (Cost/Amortized Cost $3,983,016,954)		4,970,820,983
Other Assets Less Liabilities (-14.0%)		(610,985,122)

Net Assets (100%)		$4,359,835,861

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,220,938,975
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,014,454,338

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$985,869,946
Aggregate gross unrealized depreciation	(6,352,671)

Net unrealized appreciation	$979,517,275

Federal income tax cost of investments	$3,991,303,708

At September 30, 2007, the Portfolio had loaned securities with a total value of $631,047,843. This was secured by collateral of $605,571,967 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $49,827,738 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

For the nine months ended September 30, 2007, the Portfolio incurred approximately $7,784 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $9,520,825 of which $3,349,942 expires in the year 2008, and $6,170,883 expires in the year 2009.

Included in the capital loss carryforward amounts are $9,520,825 of losses acquired from EQ/Enterprise Capital Appreciation as a result of a tax free reorganization that occurred during the year 2005. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Certificates of Deposit (14.7%)
Banco Bilbao Vizcaya Argentaria S.A.
5.50%, 12/20/07	$45,000,000	$45,034,477
Harris N.A.
5.28%, 12/3/07	67,500,000	67,499,727
HBOS Treasury Services plc
5.28%, 1/25/08	50,000,000	49,998,736
Union Bank of California
5.28%, 11/8/07	75,000,000	75,000,000
Wilmington Trust Co.
5.27%, 12/27/07	60,000,000	60,003,873

Total Certificates of Deposit		297,536,813

Commercial Paper (64.5%)
Abbey National N.A. LLC
2.60%, 10/1/07 (p)	70,000,000	70,000,000
Allied Irish Banks N.A.
5.13%, 11/29/07(n)(p)	80,000,000	79,321,500
ANZ National International Ltd.
5.62%, 12/11/07 (n)(p)	50,000,000	49,443,833
Bank of America Corp.
4.70%, 10/11/07 (p)	10,000,000	9,985,653
Bank of Ireland
5.59%, 12/10/07 (n)(p)	50,000,000	49,455,069
Barclays U.S. Funding Corp.
4.97%, 10/18/07 (p)	50,000,000	49,876,042
5.14%, 11/5/07 (p)	35,000,000	34,821,184
Beethoven Funding Corp.
3.95%, 10/4/07 (n)(p)	35,570,000	35,554,408
Calyon North America, Inc.
4.65%, 10/10/07 (p)	40,000,000	39,948,400
Charta Corp.
4.82%, 10/12/07 (n)(p)	50,000,000	49,919,792
Citigroup Funding, Inc.
5.01%, 10/19/07 (p)	35,000,000	34,907,688
Commerzbank U.S. Finance, Inc.
5.02%, 10/26/07 (p)	50,000,000	49,819,444
Danske Corp.
5.36%, 12/20/07 (n)(p)	50,000,000	49,403,889
Deutsche Bank Financial LLC
2.50%, 10/1/07 (p)	70,000,000	70,000,000
General Electric Capital Services, Inc.
4.95%, 10/17/07 (p)	25,000,000	24,941,667
5.16%, 12/3/07 (p)	50,000,000	49,545,875
Gotham Funding Corp.
5.15%, 11/26/07 (n)(p)	7,469,000	7,408,584
Harrier Finance Funding U.S. LLC
4.92%, 10/15/07 (n)(p)	50,000,000	49,897,722
HSBC USA, Inc.
5.15%, 11/9/07 (p)	75,000,000	74,573,438
Intesa Funding LLC
5.08%, 12/20/07 (p)	55,000,000	54,377,889
Natexis Banques Populaires
U.S. Finance Co. LLC
5.06%, 11/9/07 (p)	50,000,000	49,720,500
Prudential Funding LLC
2.50%, 10/1/07 (p)	70,000,000	70,000,000
Sigma Finance, Inc.
4.74%, 10/10/07 (n)(p)	50,000,000	49,934,250
Societe Generale North America, Inc.
5.06%, 11/7/07 (p)	50,000,000	49,734,576
5.74%, 12/7/07 (p)	25,000,000	24,731,767
Swedbank AB
5.09%, 11/15/07 (p)	30,000,000	29,806,125
Unicredito Italiano Bank plc/Ireland
5.49%, 12/18/07 (p)§	50,000,000	49,405,250
Westpac Securities NZ Ltd.
5.59%, 12/11/07 (n)(p)	$50,000,000	$49,446,792

Total Commercial Paper		1,305,981,337

Time Deposits (9.5%)
BB&T Corp.
5.00%, 10/1/07	70,000,000	70,000,000
JPMorgan Chase Nassau
4.43%, 10/1/07	2,094,587	2,094,587
Key Bank N.A.
5.00%, 10/1/07	49,000,000	49,000,000
Manufactures & Traders Trust Co.
5.20%, 10/1/07	70,000,000	70,000,000

Total Time Deposits		191,094,587

Variable Rate Securities (10.0%)
American Express Credit Corp.
5.87%, 3/5/08 (l)	3,000,000	3,000,000
General Electric Capital Corp.
5.88%, 10/17/07 (l)	3,850,000	3,850,000
International Business Machines Corp.
5.83%, 10/7/08 §(l)	2,000,000	2,000,000
Lehman Brothers Holdings, Inc.
5.37%, 5/29/08 (l)	70,000,000	70,028,260
Links Finance LLC
4.83%, 10/30/07 §(l)	71,000,000	70,999,436
Morgan Stanley
5.49%, 1/18/08 (l)	50,000,000	50,022,366
5.88%, 10/14/08 (l)	2,250,000	2,250,000

Total Variable Rate Securities		202,150,062

Total Short-Term Investments (98.7%) (Amortized Cost $1,996,762,799)		1,996,762,799

Other Assets Less Liabilities (1.3%)		27,033,553

Net Assets (100%)		$2,023,796,352

Federal Income Tax Cost of Investments		$1,996,762,799

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2007, the market value of these securities amounted to $122,404,686 or 6.05% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

The portfolio has a net capital loss carryforward of $96,738 which expires in the year 2010.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.6%)
Hotels, Restaurants & Leisure (3.2%)
McDonald’s Corp.	178,708	$9,734,225

Textiles, Apparel & Luxury Goods (2.4%)
NIKE, Inc., Class B	124,800	7,320,768

Total Consumer Discretionary		17,054,993

Consumer Staples (19.0%)
Beverages (8.2%)
Coca-Cola Co.	232,400	13,356,028
PepsiCo, Inc.	157,640	11,548,706

		24,904,734

Food & Staples Retailing (4.9%)
Costco Wholesale Corp.^	112,700	6,916,399
CVS Caremark Corp.	198,100	7,850,703

		14,767,102

Household Products (5.9%)
Colgate-Palmolive Co.	62,453	4,454,148
Procter & Gamble Co.	191,896	13,497,965

		17,952,113

Total Consumer Staples		57,623,949

Energy (15.9%)
Energy Equipment & Services (11.3%)
Baker Hughes, Inc.	115,500	10,437,735
Halliburton Co.	240,200	9,223,680
Schlumberger Ltd.	138,152	14,505,960

		34,167,375

Oil, Gas & Consumable Fuels (4.6%)
Devon Energy Corp.	81,800	6,805,760
Exxon Mobil Corp.	78,300	7,247,448

		14,053,208

Total Energy		48,220,583

Financials (3.4%)
Capital Markets (0.7%)
Merrill Lynch & Co., Inc.	29,100	2,074,248

Consumer Finance (2.7%)
American Express Co.	139,622	8,289,358

Total Financials		10,363,606

Health Care (16.0%)
Biotechnology (1.0%)
Gilead Sciences, Inc.*^	75,600	3,089,772

Health Care Equipment & Supplies (3.3%)
Stryker Corp.	143,900	9,894,564

Pharmaceuticals (11.7%)
Abbott Laboratories	160,100	8,584,562
Allergan, Inc.^	149,300	9,625,371
Merck & Co., Inc.	213,500	11,035,815
Schering-Plough Corp.	192,700	6,095,101

		35,340,849

Total Health Care		48,325,185

Industrials (9.7%)
Construction & Engineering (1.1%)
Fluor Corp.	23,100	3,325,938

Electrical Equipment (4.2%)
Emerson Electric Co.	238,100	12,671,682

Industrial Conglomerates (4.4%)
General Electric Co.	321,431	13,307,243

Total Industrials		29,304,863

Information Technology (28.2%)
Communications Equipment (9.7%)
Cisco Systems, Inc.*	264,600	$8,760,906
QUALCOMM, Inc.	256,034	10,819,997
Research In Motion Ltd.*	99,100	9,766,305

		29,347,208

Computers & Peripherals (6.8%)
Apple, Inc.*	66,000	10,133,640
Hewlett-Packard Co.	210,800	10,495,732

		20,629,372

Internet Software & Services (4.6%)
Google, Inc., Class A*^	24,500	13,898,115

IT Services (2.4%)
Paychex, Inc.^	173,494	7,113,254

Semiconductors & Semiconductor Equipment (2.8%)
Intel Corp.	327,300	8,463,978

Software (1.9%)
Electronic Arts, Inc.*^	104,600	5,856,554

Total Information Technology		85,308,481

Total Common Stocks (97.8%) (Cost $232,207,794)		296,201,660

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (5.0%)
Caixa d’Estalvis i Pensions de
Barcelona/Catalonia
5.75%, 6/30/08 (l)	$750,000	750,000
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	14,404,692	14,404,692

Total Short-Term Investments of Cash Collateral for Securities Loaned		15,154,692

Time Deposit (2.3%)
JPMorgan Chase Nassau
4.43%, 10/1/07	6,902,963	6,902,963

Total Short-Term Investments (7.3%) (Amortized Cost $22,057,655)		22,057,655

Total Investments (105.1%) (Cost/Amortized Cost $254,265,449)		318,259,315
Other Assets Less Liabilities (-5.1%)		(15,437,840)

Net Assets (100%)		$302,821,475

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$147,295,652
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$175,027,769

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$63,565,637
Aggregate gross unrealized depreciation	(336,009)

Net unrealized appreciation	$63,229,628

Federal income tax cost of investments	$255,029,687

At September 30, 2007, the Portfolio had loaned securities with a total value of $14,911,256. This was secured by collateral of $15,154,692 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2007, the Portfolio incurred approximately $8,454 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $147,350,377 of which $6,886,400 expires in the year 2007, $46,169,866 expires in the year 2008, $42,930,811 expires in the year 2009, $40,775,337 expires in the year $2010, $10,247,355 expires in the year 2011 and $340,608 expires in the year 2012.

Included in the capital loss carryforward is $1,718,952 and $78,683,026 of losses acquired from the Enterprise Balanced Portfolio and EQ/Enterprise Multi-Cap Growth Portfolio, respectively, as a result of tax-free reorganizations during the years ended 2003 and 2005, respectively. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible that not all of these capital losses will be available to use.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.8%)
Auto Components (0.3%)
International Automotive Components Group (ADR)*†(b)	1,598	$13,912
International Automotive Components Group North America LLC*†	43,600	36,759
Lear Corp.*^	52,699	1,691,638

		1,742,309

Automobiles (1.5%)
DaimlerChrysler AG	33,538	3,378,253
General Motors Corp.	144,994	5,321,280

		8,699,533

Diversified Consumer Services (0.3%)
H&R Block, Inc.^	70,960	1,502,933

Hotels, Restaurants & Leisure (1.3%)
Hilton Hotels Corp.	129,794	6,034,123
Wyndham Worldwide Corp.	41,729	1,367,042

		7,401,165

Household Durables (0.6%)
Beazer Homes USA, Inc.^	40,932	337,689
Koninklijke Philips Electronics N.V.	76,732	3,463,016

		3,800,705

Leisure Equipment & Products (0.8%)
Mattel, Inc.	192,695	4,520,625

Media (6.9%)
Cablevision Systems Corp. - New York Group, Class A*	61,095	2,134,659
Comcast Corp., Special Class A*	167,593	4,015,528
Dow Jones & Co., Inc.	35,771	2,135,529
Liberty Media Corp., Capital Series, Class A*	29,496	3,681,986
News Corp., Class A	354,748	7,800,908
Sun-Times Media Group, Inc., Class A*	17,302	39,275
Time Warner Cable, Inc., Class A*	49,946	1,638,229
Time Warner, Inc.	357,661	6,566,656
Viacom, Inc., Class B*	113,242	4,413,041
Virgin Media, Inc.	220,803	5,358,889
WPP Group plc	167,037	2,262,436

		40,047,136

Specialty Retail (1.1%)
Home Depot, Inc.	200,726	6,511,551

Total Consumer Discretionary		74,225,957

Consumer Staples (17.4%)
Beverages (1.9%)
Brown-Forman Corp., Class B	17,452	1,307,329
Coca-Cola Enterprises, Inc.	187,506	4,541,395
Pernod-Ricard S.A.	24,772	5,405,576

		11,254,300

Food & Staples Retailing (3.4%)
Carrefour S.A.	64,127	4,492,540
CVS Caremark Corp.	161,789	6,411,698
Kroger Co.	110,457	3,150,234
Wal-Mart Stores, Inc.	127,451	5,563,236

		19,617,708

Food Products (4.0%)
Cadbury Schweppes plc	474,790	5,507,953
General Mills, Inc.	22,852	1,325,645
Groupe Danone^	30,724	2,418,361
Kraft Foods, Inc., Class A	129,751	4,477,707
Nestle S.A. (Registered)	15,555	6,987,558
Royal Numico N.V	27,324	$2,119,569

		22,836,793

Tobacco (8.1%)
Altadis S.A.	95,807	6,740,633
Altria Group, Inc.	107,555	7,478,299
British American Tobacco plc	293,339	10,515,007
Imperial Tobacco Group plc	167,767	7,692,261
Japan Tobacco, Inc.	743	4,081,600
KT&G Corp.	49,397	3,859,141
Reynolds American, Inc.	102,419	6,512,824

		46,879,765

Total Consumer Staples		100,588,566

Energy (3.1%)
Energy Equipment & Services (1.1%)
SeaDrill Ltd.*	142,820	3,212,042
Transocean, Inc.*	27,234	3,078,804

		6,290,846

Oil, Gas & Consumable Fuels (2.0%)
BP plc	257,828	2,993,654
Royal Dutch Shell plc, Class A	138,897	5,735,823
Total S.A.	36,549	2,971,714

		11,701,191

Total Energy		17,992,037

Financials (22.8%)
Capital Markets (1.1%)
Bear Stearns Cos., Inc.	8,197	1,006,674
Cerberus Capital Management LP*†	3,684,500	3,867,635
Legg Mason, Inc.	16,483	1,389,352

		6,263,661

Commercial Banks (7.1%)
ABN AMRO Holding N.V.	47,658	2,511,045
ABN AMRO Holding N.V. (ADR)	800	42,000
Banco Popolare S.c.a.r.l.*	99,490	2,228,742
Centennial Bank Holdings, Inc.*^	91,672	586,701
Danske Bank A/S	122,232	4,962,555
Intesa Sanpaolo S.p.A.	491,414	3,794,463
Investors Bancorp, Inc.*^	10	142
Mitsubishi UFJ Financial Group, Inc.†	249	2,189,440
Societe Generale	22,749	3,817,414
Sumitomo Mitsui Financial
Group, Inc.	310	2,415,444
Swedbank AB, Class A	64,772	2,166,069
U.S. Bancorp	384,609	12,511,331
UnionBanCal Corp.	23,415	1,367,670
Wachovia Corp.	54,094	2,712,814

		41,305,830

Consumer Finance (1.2%)
SLM Corp.	136,383	6,774,144

Diversified Financial Services (2.0%)
Citigroup, Inc.	124,930	5,830,483
Fortis	188,422	5,548,249

		11,378,732

Insurance (8.5%)
Alleghany Corp.*	8,042	3,265,052
Allianz SE (Registered)	15,253	3,563,740
American International Group, Inc.	51,174	3,461,921
Berkshire Hathaway, Inc., Class B*	4,686	18,519,072
Conseco, Inc.*	103,982	1,663,712
Hartford Financial Services Group, Inc.	14,761	1,366,131
Nationwide Financial Services, Inc.	4,441	239,015
Old Republic International Corp.	140,157	2,626,542
Prudential Financial, Inc.	22,131	2,159,543

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Travelers Cos., Inc.	33,428	$1,682,765
White Mountains Insurance Group Ltd.	17,318	9,001,030
Zurich Financial Services AG (Registered)	5,360	1,607,885

		49,156,408

Real Estate Investment Trusts (REITs) (1.2%)
Alexander’s, Inc. (REIT)*^	7,565	2,916,308
Archstone-Smith Trust (REIT)	34,000	2,044,760
Link REIT (REIT)	379,307	834,355
Potlatch Corp. (REIT)	1,435	64,618
Ventas, Inc. (REIT)	25,873	1,071,142

		6,931,183

Real Estate Management & Development (0.1%)
St. Joe Co.^	24,889	836,519

Thrifts & Mortgage Finance (1.6%)
Hudson City Bancorp, Inc.	302,089	4,646,129
Sovereign Bancorp, Inc.	105,309	1,794,466
Washington Mutual, Inc.	73,991	2,612,622

		9,053,217

Total Financials		131,699,694

Health Care (6.0%)
Health Care Equipment & Supplies (1.3%)
Covidien Ltd.*	95,774	3,974,621
Dade Behring Holdings, Inc.	22,300	1,702,605
Hillenbrand Industries, Inc.	32,860	1,807,957

		7,485,183

Health Care Providers & Services (1.5%)
Community Health Systems, Inc.*	94,444	2,969,319
Quest Diagnostics, Inc.	61,030	3,525,703
Tenet Healthcare Corp.*^	609,047	2,046,398

		8,541,420

Life Sciences Tools & Services (0.2%)
MDS, Inc.	52,073	1,125,068

Pharmaceuticals (3.0%)
Bristol-Myers Squibb Co.	89,750	2,586,595
Novartis AG (Registered)	57,981	3,199,725
Pfizer, Inc.	269,975	6,595,489
Sanofi-Aventis	46,592	3,945,080
Valeant Pharmaceuticals International*	78,105	1,209,066

		17,535,955

Total Health Care		34,687,626

Industrials (6.5%)
Aerospace & Defense (0.1%)
GenCorp, Inc.*^	44,605	533,476

Air Freight & Logistics (0.4%)
Deutsche Post AG (Registered)	82,972	2,413,604

Airlines (0.5%)
ACE Aviation Holdings, Inc., Class A*	63,056	1,686,312
Northwest Airlines Corp.*	60,549	1,077,772

		2,764,084

Building Products (0.3%)
Owens Corning, Inc. (Registered)*†	2,232	53,116
Owens Corning, Inc.*§	71,346	1,787,217

		1,840,333

Industrial Conglomerates (4.1%)
Keppel Corp., Ltd	390,607	3,786,429
Orkla ASA	590,845	10,553,837
Siemens AG (Registered)	49,912	6,862,406
Tyco International Ltd.	60,520	$2,683,457

		23,886,129

Machinery (0.2%)
Federal Signal Corp.^	74,255	1,140,557

Marine (0.9%)
A.P. Moller-Maersk A/S	357	4,903,039

Total Industrials		37,481,222

Information Technology (6.4%)
Communications Equipment (1.5%)
Motorola, Inc.	454,766	8,426,814

Computers & Peripherals (1.5%)
Dell, Inc.*	232,408	6,414,461
Lexmark International, Inc., Class A*	55,804	2,317,540

		8,732,001

Electronic Equipment & Instruments (0.7%)
Tyco Electronics Ltd.	116,671	4,133,653

IT Services (0.8%)
Alliance Data Systems Corp.*	35,527	2,751,211
CheckFree Corp.*	42,894	1,996,287

		4,747,498

Semiconductors & Semiconductor Equipment (0.6%)
LSI Corp.*	478,309	3,549,053

Software (1.3%)
Microsoft Corp.	255,025	7,513,036

Total Information Technology		37,102,055

Materials (7.6%)
Chemicals (0.9%)
Koninklijke DSM N.V.	24,347	1,314,061
Linde AG	29,710	3,689,566

		5,003,627

Containers & Packaging (0.9%)
Temple-Inland, Inc.	95,112	5,005,745

Metals & Mining (2.3%)
Alcan, Inc.	39,704	3,973,576
Alcoa, Inc.	22,913	896,357
Anglo American plc	52,194	3,512,313
ArcelorMittal	65,848	5,200,897

		13,583,143

Paper & Forest Products (3.5%)
Domtar Corp.*	223,726	1,834,553
International Paper Co.	225,241	8,079,395
MeadWestvaco Corp.	44,038	1,300,442
Mondi Ltd.	4,151	41,213
Mondi plc	10,379	98,745
Weyerhaeuser Co.	122,700	8,871,210

		20,225,558

Total Materials		43,818,073

Telecommunication Services (2.3%)
Diversified Telecommunication Services (1.8%)
Chunghwa Telecom Co., Ltd. (ADR)	3,007	55,569
Embarq Corp.	33,971	1,888,788
Royal KPN N.V.	74,849	1,298,915
Telefonica S.A.	99,122	2,774,563
Verizon Communications, Inc.	93,698	4,148,948

		10,166,783

Wireless Telecommunication Services (0.5%)
ALLTEL Corp.	45,910	3,199,009

Total Telecommunication Services		13,365,792

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (4.9%)
Electric Utilities (1.4%)
E.ON AG	39,266	$7,259,839
Exelon Corp.	14,920	1,124,371

		8,384,210

Independent Power Producers & Energy Traders (2.1%)
Constellation Energy Group, Inc.	78,498	6,734,343
TXU Corp.	76,550	5,241,379

		11,975,722

Multi-Utilities (1.4%)
Energy East Corp.	69,704	1,885,493
NorthWestern Corp.	16,712	454,065
RWE AG	30,961	3,893,927
Suez S.A	35,629	2,098,254

		8,331,739

Total Utilities		28,691,671

Total Common Stocks (89.8%) (Cost $509,294,595)		519,652,693

	Principal Amount
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (0.2%)
Auto Components (0.1%)
Dana Corp.
6.500%, 3/1/09^(h)	$281,000	231,825
5.850%, 1/15/15 (h)	40,000	31,600
7.000%, 3/15/28^(h)	361,000	292,410

		555,835

Automobiles (0.0%)
International Automotive Components Group North America LLC, Term Loan
9.000%, 12/31/49 †	26,900	26,900

Hotels, Restaurants & Leisure (0.1%)
Trump Entertainment Resorts, Inc.
8.500%, 6/1/15^	510,000	424,575

Total Consumer Discretionary		1,007,310

Financials (0.6%)
Capital Markets (0.6%)
Cerberus Capital Management Investor I LLC
12.000%, 7/31/12 †	1,473,800	1,547,054
Cerberus Capital Management Investor II LLC
12.000%, 7/31/12 †	1,473,800	1,547,054
Cerberus Capital Management Investor III LLC
12.000%, 7/31/12 †	736,900	773,527

Total Financials		3,867,635

Industrials (0.0%)
Airlines (0.0%)
Northwest Airlines Trade Claim Escrows (Zero Coupon), 12/31/49	1,510,000	128,350

Total Industrials		128,350

Utilities (0.1%)
Independent Power Producers & Energy Traders (0.1%)
Calpine Corp.
8.500%, 7/15/10	188,000	203,040
9.875%, 11/15/11	66,000	70,290
8.750%, 7/15/13	97,000	105,730

Total Utilities		379,060

Total Long-Term Debt Securities (0.9%) (Cost $5,278,666)		5,382,355

	Number of Rights
RIGHTS:
Financials (0.2%)
Diversified Financial Services (0.2%)
Fortis, expiring 10/9/07* (Cost $—)	182,879	$972,696

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (9.1%)
Federal Home Loan Bank
4.00%, 10/1/07 (o)(p)	$28,500,000	28,496,833
4.69%, 10/9/07 (o)(p)	6,000,000	5,992,975
4.97%, 10/30/07 (o)(p)	2,000,000	1,991,750
4.70%, 11/9/07 (o)(p)	1,500,000	1,492,213
4.90%, 11/16/07 (o)(p)	3,000,000	2,980,947
4.45%, 12/7/07 (o)(p)	3,000,000	2,974,986
4.43%, 1/23/08 (o)(p)	3,000,000	2,958,105
4.44%, 1/31/08 (o)(p)	4,000,000	3,940,220
Federal Home Loan Mortgage Corp.
4.44%, 2/15/08 (o)(p)	2,000,000	1,966,512

Total Government Securities		52,794,541

Short-Term Investment of Cash Collateral for Securities Loaned (1.5%)
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	8,586,358	8,586,358

Time Deposit (0.0%)
JPMorgan Chase Nassau
4.43%, 10/1/07	319,770	319,770

Total Short-Term Investments (10.6%) (Cost/Amortized Cost $61,698,116)		61,700,669

	Number of Contracts (c)
OPTIONS PURCHASED:
Call Options Purchased (0.4%)
MeadWestvaco Corp. October 2007@ $0.00*†	42,300	1,249,119
S&P 500 Index
June 2008@ $1,375.00*	158	616,200
June 2008@ $1,250.00*	161	326,830

		2,192,149

Put Options Purchased (0.1%)
DJ Euro Stoxx
June 2008@ $88.00*	2,818	459,249

Total Options Purchased (0.5%) (Cost $3,236,147)		2,651,398

Total Investments Before Options Written (102.0%) (Cost/Amortized Cost $579,507,524)		590,359,811

OPTIONS WRITTEN:
Call Options Written (-0.0%)
ArcelorMittal
December 2007@ $54.00*(d)	(13,170)	(80,753)
Anglo American plc
December 2007@ $3,400.00*(d)	(7,500)	(25,166)

Total Options Written (-0.0%) (Premiums Received $ 77,296)		(105,919)

Total Investments After Options Written (102.0%) (Cost/Amortized Cost $579,430,228)		590,253,892
Other Assets Less Liabilities (-2.0%)		(11,464,386)

Net Assets (100%)		$578,789,506

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $11,304,516 or 1.95% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2007, the market value of these securities amounted to $1,787,217 or 0.31% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(c)	One contract relates to 100 shares.

(d)	Covered call option contracts written in connection with securities held.

(h)	Security in default.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

At September 30, 2007 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Japanese Yen, expiring 3/19/08	24,527	$217,519	$217,653	$134

Foreign Currency Sell Contracts
Canadian Dollar, expiring 3/26/08	2,239	2,240,382	2,254,448	(14,066)
Danish Krone, expiring 10/23/07	9,127	1,673,712	1,746,667	(72,955)
Danish Krone, expiring 10/23/07	763	139,915	145,998	(6,083)
Danish Krone, expiring 10/23/07	1,008	184,263	192,986	(8,723)
Danish Krone, expiring 10/23/07	1,575	286,906	301,443	(14,537)
Danish Krone, expiring 10/23/07	964	175,670	184,408	(8,738)
Danish Krone, expiring 10/23/07	668	121,509	127,894	(6,385)
Danish Krone, expiring 10/23/07	994	180,713	190,146	(9,433)
Danish Krone, expiring 10/23/07	1,160	207,804	221,965	(14,161)
Danish Krone, expiring 10/23/07	619	111,948	118,548	(6,600)
Danish Krone, expiring 10/23/07	684	125,321	130,885	(5,564)
Danish Krone, expiring 10/23/07	696	127,838	133,280	(5,442)
Danish Krone, expiring 10/23/07	750	139,652	143,620	(3,968)
Danish Krone, expiring 10/23/07	719	133,625	137,547	(3,922)
Danish Krone, expiring 10/23/07	729	134,747	139,452	(4,705)
Danish Krone, expiring 10/23/07	1,570	288,239	300,488	(12,249)
Danish Krone, expiring 10/23/07	844	154,838	161,544	(6,706)
European Union, expiring 11/27/07	264	361,351	377,167	(15,816)
European Union, expiring 11/27/07	267	365,566	381,639	(16,073)
European Union, expiring 11/27/07	215	295,117	308,311	(13,194)
European Union, expiring 11/27/07	101	137,560	143,499	(5,939)
European Union, expiring 11/27/07	364	498,597	519,368	(20,771)
European Union, expiring 11/27/07	259	354,425	369,854	(15,429)
European Union, expiring 11/27/07	291	397,564	414,977	(17,413)
European Union, expiring 11/27/07	254	347,657	363,070	(15,413)
European Union, expiring 3/13/08	318	444,240	453,942	(9,702)
European Union, expiring 3/13/08	276	386,311	394,629	(8,318)
European Union, expiring 3/13/08	356	502,536	508,525	(5,989)
European Union, expiring 3/13/08	151	213,107	215,798	(2,691)
European Union, expiring 3/13/08	49,171	69,405,524	70,265,041	(859,517)
European Union, expiring 3/13/08	125	176,673	179,007	(2,334)
European Union, expiring 3/13/08	118	166,929	169,021	(2,092)
European Union, expiring 3/13/08	469	664,062	670,253	(6,191)
European Union, expiring 3/13/08	102	145,267	146,362	(1,095)
European Union, expiring 3/13/08	199	283,817	284,580	(763)
European Union, expiring 3/13/08	600	855,252	857,388	(2,136)

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union, expiring 3/13/08	600	$854,115	$857,388	$(3,273)
British Pound, expiring 10/10/07	7,546	15,266,009	15,436,956	(170,947)
British Pound, expiring 10/10/07	153	309,026	312,649	(3,623)
British Pound, expiring 10/10/07	153	310,496	313,686	(3,190)
British Pound, expiring 10/10/07	77	155,988	157,262	(1,274)
British Pound, expiring 10/10/07	79	159,986	161,210	(1,224)
British Pound, expiring 10/10/07	158	320,642	323,514	(2,872)
British Pound, expiring 10/10/07	82	163,746	167,484	(3,738)
British Pound, expiring 10/10/07	252	505,269	514,797	(9,528)
British Pound, expiring 10/10/07	91	182,718	185,107	(2,389)
Japanese Yen, expiring 3/19/08	772,845	6,863,628	6,858,161	5,467
Korean Won, expiring 3/27/08	320,285	350,000	351,975	(1,975)
Korean Won, expiring 3/27/08	641,900	700,000	705,411	(5,411)
Korean Won, expiring 3/27/08	45,763	50,000	50,290	(290)
Korean Won, expiring 3/27/08	73,248	80,000	80,495	(495)
Korean Won, expiring 3/27/08	59,450	65,000	65,332	(332)
Korean Won, expiring 3/27/08	82,920	91,000	91,124	(124)
Korean Won, expiring 3/27/08	29,559	325,000	32,483	292,517
Norwegian Krone, expiring 11/16/07	26,679	4,615,699	4,946,737	(331,038)
Norwegian Krone, expiring 11/16/07	16,000	2,766,539	2,966,699	(200,160)
Norwegian Krone, expiring 11/16/07	884	153,899	163,924	(10,025)
Norwegian Krone, expiring 11/16/07	1,782	316,981	330,355	(13,374)
Norwegian Krone, expiring 11/16/07	2,527	456,689	468,476	(11,787)
Swedish Krona, expiring 10/15/07	7,884	1,156,111	1,223,906	(67,795)
Swedish Krona, expiring 10/15/07	1,002	145,799	155,490	(9,691)
Swiss Franc, expiring 12/7/07	2,000	1,672,520	1,726,237	(53,717)
Swiss Franc, expiring 12/7/07	2,822	2,359,315	2,435,497	(76,182)
Swiss Franc, expiring 12/7/07	2,000	1,677,851	1,726,237	(48,386)
Swiss Franc, expiring 12/7/07	184	154,470	158,978	(4,508)
Swiss Franc, expiring 12/7/07	185	155,359	160,000	(4,641)
Swiss Franc, expiring 12/7/07	389	333,542	336,165	(2,623)
Singapore Dollar, expiring 1/24/08	1,331	892,152	903,412	(11,260)
Singapore Dollar, expiring 1/24/08	201	133,309	135,914	(2,605)
Singapore Dollar, expiring 1/24/08	222	147,206	150,563	(3,357)
Singapore Dollar, expiring 1/24/08	235	155,866	159,304	(3,438)
Singapore Dollar, expiring 1/24/08	620	414,799	420,794	(5,995)
Singapore Dollar, expiring 1/24/08	247	166,727	167,519	(792)

				$(1,999,188)

				$(1,999,054)

Options written for the nine months ended September 30, 2007 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2007	10	$1,018
Options Written	20,691	82,150
Options Terminated in Closing Purchase Transactions	(11)	(3,428)
Options Expired	(20)	(2,444)
Options Exercised	—	—

Options Outstanding—September 30, 2007	20,670	$77,296

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$476,496,513
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$56,236,886

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,678,676
Aggregate gross unrealized depreciation	(23,845,503)

Net unrealized appreciation	$10,833,173

Federal income tax cost of investments	$579,526,638

At September 30, 2007, the Portfolio had loaned securities with a total value of $8,284,781. This was secured by collateral of $8,586,358 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2007, the Portfolio incurred approximately $8,354 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Bermuda (1.1%)
ACE Ltd.	10,800	$654,156
XL Capital Ltd., Class A	7,160	567,072

Total Bermuda		1,221,228

Brazil (1.7%)
Cia de Bebidas das Americas
(Preference ADR)	12,170	889,992
Empresa Brasileira de Aeronautica
S.A. (ADR)	22,490	987,761

Total Brazil		1,877,753

Canada (1.3%)
Husky Energy, Inc.	32,660	1,361,039
Manulife Financial Corp.	1,380	56,898

Total Canada		1,417,937

China (0.1%)
3SBio, Inc. (ADR)*	4,600	66,378

Denmark (0.3%)
Novo Nordisk A/S, Class B	2,570	310,195

Finland (0.7%)
Fortum Oyj	22,610	829,876

France (5.2%)
BNP Paribas S.A.	2,470	270,286
LVMH Moet Hennessy Louis Vuitton S.A.	12,840	1,539,254
NicOx S.A.*	4,854	116,282
Sanofi-Aventis	12,370	1,047,404
Societe Generale	5,473	918,401
Technip S.A.	13,860	1,239,182
Total S.A.	7,770	631,760

Total France		5,762,569

Germany (6.8%)
Allianz SE (Registered)	6,387	1,492,271
Bayerische Motoren Werke (BMW) AG	17,126	1,104,553
Bayerische Motoren Werke AG (BMW) (Preference)	5,401	291,350
Porsche AG (Preference)	442	938,932
SAP AG	24,661	1,443,537
Siemens AG (Registered)	16,798	2,309,562

Total Germany		7,580,205

India (1.4%)
ICICI Bank Ltd. (ADR)	6,460	340,571
Infosys Technologies Ltd. (ADR)	26,000	1,258,140

Total India		1,598,711

Ireland (0.2%)
Experian Group Ltd.	18,110	191,564

Italy (0.8%)
Bulgari S.p.A.	36,010	566,887
Tod’s S.p.A.	3,800	319,102

Total Italy		885,989

Japan (11.0%)
Canon, Inc.	7,390	403,389
Chugai Pharmaceutical Co., Ltd.	17,850	294,793
Credit Saison Co., Ltd.	18,840	485,495
Fanuc Ltd.	2,900	295,643
Hoya Corp.	23,050	786,628
KDDI Corp.	148	1,097,776
Keyence Corp.	2,300	510,599
Kyocera Corp.	5,620	526,944
Mitsubishi Electric Corp.	39,000	488,922
Murata Manufacturing Co., Ltd.	14,020	$1,010,626
Nidec Corp.	3,860	269,846
Nintendo Co., Ltd.	1,640	853,802
Resona Holdings, Inc.	144	246,968
Secom Co., Ltd.	11,500	553,650
Sega Sammy Holdings, Inc.^	14,100	187,812
Seven & I Holdings Co., Ltd.	11,713	301,327
Shionogi & Co., Ltd.	46,300	713,858
Sony Corp.	29,950	1,452,327
Square Enix Co., Ltd.	15,090	499,212
Sumitomo Mitsui Financial Group, Inc.	81	631,132
Toyota Motor Corp.	12,350	728,969

Total Japan		12,339,718

Mexico (2.0%)
Fomento Economico Mexicano S.A.B. de C.V.	201,720	751,374
Grupo Modelo S.A.B. de C.V., Series C	92,910	445,972
Grupo Televisa S.A. (Sponsored ADR)	41,830	1,011,031

Total Mexico		2,208,377

Netherlands (2.5%)
European Aeronautic Defence and Space Co. N.V.	33,620	1,033,596
Koninklijke Philips Electronics N.V.	30,840	1,391,849
TNT N.V.	8,200	343,768

Total Netherlands		2,769,213

Norway (0.6%)
Tandberg ASA	27,480	661,355

South Korea (1.8%)
Hyundai Heavy Industries Co., Ltd.	787	363,747
Samsung Electronics Co., Ltd.	916	575,502
SK Telecom Co., Ltd. (ADR)^	36,810	1,093,257

Total South Korea		2,032,506

Spain (1.1%)
Inditex S.A.	18,060	1,217,070

Sweden (7.2%)
Assa Abloy AB, Class B^	53,500	1,110,415
Hennes & Mauritz AB, Class B	30,890	1,958,158
Investor AB, Class B	25,884	664,763
Telefonaktiebolaget LM Ericsson, Class B	1,084,590	4,342,336

Total Sweden		8,075,672

Switzerland (2.8%)
Credit Suisse Group (Registered)	23,818	1,581,388
Roche Holding AG.	7,268	1,317,823
Syngenta AG (Registered)	1,315	283,500

Total Switzerland		3,182,711

Taiwan (2.1%)
MediaTek, Inc.	75,236	1,355,562
Qisda Corp.*	273,080	139,322
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	86,000	870,320

Total Taiwan		2,365,204

United Kingdom (11.5%)
BP plc (ADR)	11,930	827,346
Burberry Group plc	36,360	488,759
Cadbury Schweppes plc	85,400	990,709
Diageo plc	24,973	548,757
HSBC Holdings plc	56,886	1,040,564
Pearson plc	29,650	459,529

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Prudential plc	67,250	$1,034,014
Reckitt Benckiser plc	25,370	1,490,768
Royal Bank of Scotland Group plc	130,280	1,399,401
Smith & Nephew plc	45,020	550,362
Tesco plc	108,685	976,757
Vodafone Group plc	703,440	2,540,260
WPP Group plc	37,630	509,680

Total United Kingdom		12,856,906

United States (33.7%)
3M Co.	12,610	1,180,044
ACADIA Pharmaceuticals, Inc.*^	8,100	121,905
Adobe Systems, Inc.*	27,130	1,184,496
Advanced Micro Devices, Inc.*^	64,690	853,908
Aflac, Inc.	12,900	735,816
Altera Corp.	32,480	782,118
American International Group, Inc.	12,300	832,095
Automatic Data Processing, Inc.	26,710	1,226,790
Boeing Co.	6,740	707,633
Carnival Corp.	28,120	1,361,852
Chevron Corp.	9,660	903,983
Cisco Systems, Inc.*	17,260	571,479
Coach, Inc.*	7,950	375,796
Colgate-Palmolive Co.	12,200	870,104
Corning, Inc.	47,480	1,170,382
Cree, Inc.*^	19,520	607,072
eBay, Inc.*	49,860	1,945,537
Emerson Electric Co.	23,380	1,244,284
Genentech, Inc.*	5,220	407,264
Getty Images, Inc.*	5,070	141,149
Gilead Sciences, Inc.*	22,440	917,123
Hospira, Inc.*.	2,700	111,915
Idexx Laboratories, Inc.*	1,000	109,590
InterMune, Inc.*	7,100	135,823
International Game Technology	15,450	665,895
Intuit, Inc.*	37,240	1,128,372
Johnson & Johnson	3,970	260,829
Juniper Networks, Inc.*	55,460	2,030,390
Linear Technology Corp.	13,430	469,916
Lockheed Martin Corp.	6,350	688,911
Maxim Integrated Products, Inc.	29,940	878,739
McDonald’s Corp.	15,100	822,497
Microsoft Corp.	54,780	1,613,819
Morgan Stanley	13,870	873,810
Nektar Therapeutics*^	7,610	67,196
Northern Trust Corp.	17,150	1,136,530
Northrop Grumman Corp.	7,030	548,340
Pharmion Corp.*	1,900	87,666
Praxair, Inc.	4,000	335,040
Raytheon Co.	11,680	745,418
Regeneron Pharmaceuticals, Inc.*	4,800	85,440
Seattle Genetics, Inc.*^	10,700	120,268
Shuffle Master, Inc.*	7,600	113,620
Sirius Satellite Radio, Inc.*^	253,620	885,134
Theravance, Inc.*^	11,210	292,469
Tiffany & Co.	21,120	1,105,632
Transocean, Inc.*	13,600	1,537,480
United Parcel Service, Inc., Class B	500	37,550
Wal-Mart Stores, Inc.	20,230	883,039
Walt Disney Co.	32,600	1,121,114
Xilinx, Inc.	21,690	566,977

Total United States		37,600,249

Total Common Stocks (95.9%) (Cost $100,180,487)		107,051,386

INVESTMENT COMPANY:
Exchange Traded Fund (1.4%) iShares MSCI Emerging Markets Index Fund^ (Cost $1,228,809)	10,800	$1,614,060

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (3.7%)
Morgan Stanley, Repurchase Agreement 5.15%, 10/1/07 (r)	$4,144,784	4,144,784

Time Deposit (2.2%)
JPMorgan Chase Nassau 4.43%, 10/1/07	2,493,876	2,493,876

Total Short-Term Investments (5.9%) (Amortized Cost $6,638,660)		6,638,660

Total Investments (103.2%) (Cost/Amortized Cost $ 108,047,956)		115,304,106
Other Assets Less Liabilities (-3.2%)		(3,621,356)

Net Assets (100.0%)		$111,682,750

Market Sector Diversification
As a Percentage of Total Net Assets
Consumer Discretionary		18.6%
Consumer Staples		7.3
Energy		5.8
Financials		13.3
Health Care		6.4
Industrials		11.5
Information Technology
Communications Equipment	7.9%
Computers & Peripherals	0.1
Electronics Equipment & Instruments	2.8
Internet Software & Services	1.7
IT Services	2.2
Office Electronics	0.4
Semiconductors & Semiconductor Equipment	6.2
Software	6.0

Total Information Technology		27.3
Materials		0.6
Telecommunication Services		4.2
Utilities		0.8
Cash and Other		4.2

		100.0%

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$84,376,806
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$12,743,521

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,334,086
Aggregate gross unrealized depreciation	(2,101,473)

Net unrealized appreciation	$7,232,613

Federal income tax cost of investments	$108,071,493

At September 30, 2007, the Portfolio had loaned securities with a total value of $4,030,747. This was secured by collateral of $4,144,784 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2007, the Portfolio incurred approximately $1,777 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.5%)
Auto Components (0.3%)
American Axle & Manufacturing Holdings, Inc.	1,270	$32,068
Cooper Tire & Rubber Co.	1,390	33,916
Goodyear Tire & Rubber Co.*	500	15,205
Lear Corp.*	360	11,556
Tenneco, Inc.*	840	26,048
TRW Automotive Holdings Corp.*	640	20,275

		139,068

Automobiles (0.1%)
General Motors Corp.	840	30,828

Diversified Consumer Services (0.2%)
Apollo Group, Inc., Class A*	280	16,842
DeVry, Inc.	550	20,355
ITT Educational Services, Inc.*	130	15,820
Matthews International Corp., Class A	130	5,694
Regis Corp.	10	319
Service Corp. International	470	6,063
Strayer Education, Inc.	50	8,432

		73,525

Hotels, Restaurants & Leisure (0.5%)
Applebee’s International, Inc.	100	2,488
Bob Evans Farms, Inc.	300	9,054
Burger King Holdings, Inc.	350	8,922
Chipotle Mexican Grill, Inc., Class B*	36	3,852
Jack in the Box, Inc.*	80	5,187
Marriott International, Inc., Class A	670	29,125
McDonald’s Corp.	800	43,576
Wyndham Worldwide Corp.	450	14,742
Yum! Brands, Inc.	4,060	137,349

		254,295

Household Durables (0.3%)
American Greetings Corp., Class A	960	25,344
Black & Decker Corp.	170	14,161
Blyth, Inc.	530	10,839
Centex Corp.	460	12,222
Champion Enterprises, Inc.*	1,550	17,019
NVR, Inc.*	20	9,405
Stanley Works	90	5,052
Tempur-Pedic International, Inc.^	630	22,522
Toll Brothers, Inc.*	570	11,394
Tupperware Brands Corp.	980	30,860

		158,818

Internet & Catalog Retail (0.1%)
Blue Nile, Inc.*	260	24,471
Expedia, Inc.*	169	5,388
Priceline.com, Inc.*	260	23,075

		52,934

Leisure Equipment & Products (0.1%)
Brunswick Corp.	740	16,916
Callaway Golf Co.	1,350	21,613
Polaris Industries, Inc.^	630	27,481

		66,010

Media (3.7%)
CBS Corp., Class B	4,660	146,790
Charter Communications, Inc., Class A*	10,450	26,961
Clear Channel Communications, Inc.	6,750	252,720
Cox Radio, Inc., Class A*	200	2,610
EchoStar Communications Corp., Class A*	2,370	110,940
Entravision Communications Corp., Class A*	1,450	13,369
Gannett Co., Inc.	2,190	95,703
Getty Images, Inc.*	160	$4,454
Global Sources Ltd.*	180	3,991
Idearc, Inc.	405	12,745
Liberty Global, Inc., Class A*	550	22,561
Liberty Media Corp., Capital Series, Class A*	140	17,476
Marvel Entertainment, Inc.*	1,100	25,784
Omnicom Group, Inc.	1,770	85,119
Sinclair Broadcast Group, Inc., Class A	680	8,187
Time Warner, Inc.	15,470	284,029
Tribune Co.	367	10,027
Viacom, Inc., Class B*	5,560	216,673
Walt Disney Co.	13,750	472,863
Warner Music Group Corp.	550	5,555

		1,818,557

Multiline Retail (0.8%)
Big Lots, Inc.*	600	17,904
Dollar Tree Stores, Inc.*	560	22,703
Family Dollar Stores, Inc.	770	20,451
J.C. Penney Co., Inc.	60	3,802
Macy’s, Inc.	4,600	148,672
Sears Holdings Corp.*^	1,310	166,632
Target Corp.	20	1,271

		381,435

Specialty Retail (1.0%)
Aeropostale, Inc.*	1,740	33,164
AutoNation, Inc.*	650	11,518
AutoZone, Inc.*	170	19,744
Barnes & Noble, Inc.	590	20,803
Blockbuster, Inc., Class A*	4,750	25,508
Brown Shoe Co., Inc.	810	15,714
Buckle, Inc.	385	14,607
Chico’s FAS, Inc.*	690	9,695
Dress Barn, Inc.*	1,210	20,582
Gymboree Corp.*	130	4,581
Home Depot, Inc.	4,790	155,387
Men’s Wearhouse, Inc.	180	9,094
Office Depot, Inc.*	760	15,671
Pep Boys - Manny, Moe & Jack	640	8,979
RadioShack Corp.^	870	17,974
Rent-A-Center, Inc.*	20	363
Sherwin-Williams Co.	260	17,085
TJX Cos., Inc.	3,070	89,245

		489,714

Textiles, Apparel & Luxury Goods (0.4%)
Columbia Sportswear Co.	170	9,403
Deckers Outdoor Corp.*	240	26,352
Fossil, Inc.*	180	6,725
NIKE, Inc., Class B	1,590	93,269
Polo Ralph Lauren Corp.	170	13,218
Warnaco Group, Inc.*	860	33,600
Wolverine World Wide, Inc.	640	17,536

		200,103

Total Consumer Discretionary		3,665,287

Consumer Staples (6.0%)
Beverages (1.0%)
Coca-Cola Co.	4,760	273,557
PepsiCo, Inc.	2,890	211,722

		485,279

Food & Staples Retailing (0.9%)
BJ’s Wholesale Club, Inc.*	200	6,632
Costco Wholesale Corp.	1,600	98,192
Kroger Co.	5,220	148,875
Performance Food Group Co.*	170	5,122

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Safeway, Inc.	5,730	$189,720

		448,541

Food Products (1.1%)
ConAgra Foods, Inc.	4,090	106,872
Flowers Foods, Inc.	1,030	22,454
Fresh Del Monte Produce, Inc.	380	10,925
General Mills, Inc.	1,400	81,214
H.J. Heinz Co.	2,370	109,494
JM Smucker Co.	70	3,739
Kellogg Co.	1,290	72,240
Sara Lee Corp.	8,670	144,702

		551,640

Household Products (0.9%)
Energizer Holdings, Inc.*	150	16,627
Procter & Gamble Co.	5,850	411,489

		428,116

Personal Products (0.0%)
Alberto-Culver Co.	10	248
NBTY, Inc.*	320	12,992
Playtex Products, Inc.*^	300	5,484

		18,724

Tobacco (2.1%)
Altria Group, Inc.	13,680	951,170
Universal Corp.	520	25,454
UST, Inc.	350	17,360
Vector Group Ltd.	480	10,757

		1,004,741

Total Consumer Staples		2,937,041

Energy (12.2%)
Energy Equipment & Services (1.6%)
Dresser-Rand Group, Inc.*	340	14,521
Global Industries Ltd.*	600	15,456
GulfMark Offshore, Inc.*	300	14,598
NATCO Group, Inc.*	290	15,008
Oil States International, Inc.*	120	5,796
Schlumberger Ltd.	6,660	699,300
Willbros Group, Inc.*	500	17,000

		781,679

Oil, Gas & Consumable Fuels (10.6%)
Alpha Natural Resources, Inc.*	1,520	35,310
Anadarko Petroleum Corp.	2,030	109,112
Berry Petroleum Co., Class A	100	3,959
Chevron Corp.	12,840	1,201,567
ConocoPhillips	8,270	725,857
Delek U.S. Holdings, Inc.	200	5,016
Exxon Mobil Corp.	24,560	2,273,273
Foundation Coal Holdings, Inc.	760	29,792
Hess Corp.	20	1,331
Holly Corp.	260	15,556
Marathon Oil Corp.	3,080	175,622
Massey Energy Co.	1,650	36,003
Occidental Petroleum Corp.	3,620	231,969
Overseas Shipholding Group, Inc.	320	24,586
Stone Energy Corp.*	300	12,003
Tesoro Corp.	500	23,010
TUSK Energy Corp.*	1,500	2,066
Valero Energy Corp.	3,910	262,674

		5,168,706

Total Energy		5,950,385

Financials (20.9%)
Capital Markets (4.8%)
Ameriprise Financial, Inc.	3,860	243,605
Bank of New York Mellon Corp.	4,707	207,766
Bear Stearns Cos., Inc.	1,040	127,722
GAMCO Investors, Inc., Class A	200	10,960
Goldman Sachs Group, Inc.	2,870	$622,043
Janus Capital Group, Inc.	760	21,493
Lehman Brothers Holdings, Inc.	1,570	96,916
Merrill Lynch & Co., Inc.	6,830	486,843
Morgan Stanley	8,050	507,150
W.P. Carey & Co. LLC.	100	3,150

		2,327,648

Commercial Banks (2.8%)
Citizens Republic Bancorp, Inc.	140	2,255
Fifth Third Bancorp	1,920	65,050
International Bancshares Corp.	60	1,302
KeyCorp	500	16,165
National City Corp.	229	5,746
Park National Corp.	70	6,104
U.S. Bancorp	5,550	180,541
Wachovia Corp.	12,534	628,580
Wells Fargo & Co.	13,620	485,145

		1,390,888

Consumer Finance (0.1%)
AmeriCredit Corp.*	280	4,922
Discover Financial Services*	1,870	38,896

		43,818

Diversified Financial Services (6.3%)
Bank of America Corp.	20,880	1,049,638
CIT Group, Inc.	500	20,100
Citigroup, Inc.	24,390	1,138,281
JPMorgan Chase & Co.	18,860	864,165
Portfolio Recovery Associates, Inc.^	290	15,390

		3,087,574

Insurance (5.9%)
ACE Ltd.	1,190	72,078
Allstate Corp.	3,810	217,894
Ambac Financial Group, Inc.	230	14,469
American International Group, Inc.	12,600	852,390
Amtrust Financial Services, Inc.	360	5,461
Aon Corp.	1,520	68,111
Aspen Insurance Holdings Ltd.	110	3,070
Assurant, Inc.	460	24,610
Assured Guaranty Ltd.	100	2,717
Chubb Corp.	4,590	246,208
CNA Financial Corp.	700	27,524
Commerce Group, Inc.	100	2,947
FBL Financial Group, Inc., Class A	100	3,949
Fidelity National Financial, Inc., Class A	700	12,236
First American Corp.	310	11,352
Genworth Financial, Inc., Class A	7,150	219,719
HCC Insurance Holdings, Inc.	200	5,728
Infinity Property & Casualty Corp.	120	4,826
IPC Holdings Ltd.	200	5,770
LandAmerica Financial Group, Inc.	100	3,898
Lincoln National Corp.	1,360	89,719
Max Capital Group Ltd.	180	5,047
MBIA, Inc.	400	24,420
MetLife, Inc.	2,510	175,022
Midland Co.	100	5,496
Nationwide Financial Services, Inc.	100	5,382
Phoenix Cos., Inc.	700	9,877
Platinum Underwriters Holdings Ltd.	290	10,429
Principal Financial Group, Inc.	3,130	197,472
ProAssurance Corp.*	100	5,387
RenaissanceReinsurance Holdings Ltd.	20	1,308
RLI Corp.	300	17,016
Safeco Corp.	400	24,488
StanCorp Financial Group, Inc.	360	17,824
Transatlantic Holdings, Inc.	70	4,923
Travelers Cos., Inc.	5,310	267,306

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
United America Indemnity Ltd., Class A*	140	$3,011
United Fire & Casualty Co.	200	7,818
XL Capital Ltd., Class A	2,370	187,704
Zenith National Insurance Corp.	100	4,489

		2,869,095

Thrifts & Mortgage Finance (1.0%)
Fannie Mae	4,380	266,347
First Niagara Financial Group, Inc.	700	9,905
MGIC Investment Corp.	350	11,309
PMI Group, Inc.	610	19,947
Radian Group, Inc.	280	6,518
Washington Mutual, Inc.	5,220	184,318

		498,344

Total Financials		10,217,367

Health Care (11.3%)
Biotechnology (1.2%)
Amgen, Inc.*	3,780	213,834
Biogen Idec, Inc.*	3,040	201,643
Cubist Pharmaceuticals, Inc.*	1,270	26,835
Genentech, Inc.*	1,240	96,745
OSI Pharmaceuticals, Inc.*	910	30,931

		569,988

Health Care Equipment & Supplies (0.7%)
Analogic Corp.	250	15,940
Baxter International, Inc.	1,940	109,183
Covidien Ltd.*	1,680	69,720
Dade Behring Holdings, Inc.	300	22,905
Intuitive Surgical, Inc.*	70	16,100
Kinetic Concepts, Inc.*	210	11,819
Medtronic, Inc.	350	19,744
Meridian Bioscience, Inc.	490	14,857
STERIS Corp.	180	4,919
Zimmer Holdings, Inc.*	710	57,503

		342,690

Health Care Providers & Services (5.1%)
Aetna, Inc.	5,450	295,771
AMERIGROUP Corp.*	810	27,929
AmerisourceBergen Corp.	490	22,212
Apria Healthcare Group, Inc.*	860	22,369
Cardinal Health, Inc.	410	25,637
Centene Corp.*	600	12,906
Chemed Corp.	540	33,566
CIGNA Corp.	2,490	132,692
Coventry Health Care, Inc.*	340	21,151
Emergency Medical Services Corp., Class A*	300	9,075
Express Scripts, Inc.*	2,210	123,362
Health Net, Inc.*	320	17,296
Healthspring, Inc.*	780	15,210
Humana, Inc.*	410	28,651
Lincare Holdings, Inc.*	400	14,660
McKesson Corp.	2,940	172,842
Medco Health Solutions, Inc.*	2,880	260,323
Molina Healthcare, Inc.*	100	3,627
PharMerica Corp.*	41	612
PSS World Medical, Inc.*	200	3,826
Sunrise Senior Living, Inc.*	140	4,952
Tenet Healthcare Corp.*	8,090	27,182
UnitedHealth Group, Inc.	13,330	645,572
WellCare Health Plans, Inc.*	220	23,195
WellPoint, Inc.*	6,930	546,915

		2,491,533

Health Care Technology (0.0%)
Eclipsys Corp.*	200	4,664

Life Sciences Tools & Services (0.2%)
Dionex Corp.*	230	$18,276
Invitrogen Corp.*	300	24,519
PAREXEL International Corp.*	120	4,952
Varian, Inc.*	380	24,172

		71,919

Pharmaceuticals (4.1%)
Bristol-Myers Squibb Co.	3,870	111,534
Eli Lilly & Co.	160	9,109
Endo Pharmaceuticals Holdings, Inc.*	130	4,031
Forest Laboratories, Inc.*	2,770	103,293
Johnson & Johnson	11,540	758,178
King Pharmaceuticals, Inc.*	1,030	12,072
KV Pharmaceutical Co., Class A*	200	5,720
Medicis Pharmaceutical Corp., Class A	580	17,696
MGI Pharma, Inc.*	1,180	32,780
Perrigo Co.	240	5,124
Pfizer, Inc.	29,840	728,991
Sepracor, Inc.*	240	6,600
Valeant Pharmaceuticals International*	790	12,229
Wyeth	4,300	191,565
XenoPort, Inc.*	210	9,881

		2,008,803

Total Health Care		5,489,597

Industrials (9.6%)
Aerospace & Defense (3.9%)
Boeing Co.	4,950	519,700
Ceradyne, Inc.*	520	39,385
Curtiss-Wright Corp.	360	17,100
DRS Technologies, Inc.	510	28,111
DynCorp International, Inc., Class A*	640	14,790
General Dynamics Corp.	400	33,788
Honeywell International, Inc.	5,250	312,217
L-3 Communications Holdings, Inc.	1,110	113,375
Lockheed Martin Corp.	2,210	239,763
Northrop Grumman Corp.	2,990	233,220
Raytheon Co.	3,720	237,411
United Technologies Corp.	1,350	108,648

		1,897,508

Air Freight & Logistics (0.0%)
Hub Group, Inc., Class A*	490	14,715

Airlines (0.1%)
AMR Corp.*	590	13,151
Continental Airlines, Inc., Class B*	380	12,551
Northwest Airlines Corp.*	290	5,162
U.S. Airways Group, Inc.*	360	9,450
UAL Corp.*	300	13,959

		54,273

Building Products (0.1%)
Ameron International Corp.	120	12,692
Goodman Global, Inc.*	500	11,940
Lennox International, Inc.	330	11,154
Simpson Manufacturing Co., Inc.	370	11,784
USG Corp.*	290	10,890

		58,460

Commercial Services & Supplies (0.6%)
ABM Industries, Inc.	400	7,992
Administaff, Inc.	580	21,054
Advisory Board Co.*	120	7,016
ChoicePoint, Inc.*	110	4,171
Deluxe Corp.	950	34,998
G&K Services, Inc., Class A	100	4,020
Heidrick & Struggles International, Inc.*	200	7,290
IHS, Inc., Class A*	260	14,687
IKON Office Solutions, Inc.	700	8,995

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Interface, Inc., Class A	450	$8,123
Knoll, Inc.	770	13,660
Korn/Ferry International*	1,300	21,463
Labor Ready, Inc.*	1,040	19,250
M&F Worldwide Corp.*	100	5,019
Manpower, Inc.	300	19,305
Republic Services, Inc.	750	24,533
Robert Half International, Inc.	330	9,854
Steelcase, Inc., Class A	770	13,845
TeleTech Holdings, Inc.*	960	22,954
United Stationers, Inc.*	170	9,438
Waste Connections, Inc.*	420	13,339

		291,006

Construction & Engineering (0.2%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	400	17,224
EMCOR Group, Inc.*	980	30,733
Perini Corp.*	630	35,236

		83,193

Electrical Equipment (0.3%)
Acuity Brands, Inc.	400	20,192
EnerSys*	260	4,620
GrafTech International Ltd.*	2,090	37,286
Rockwell Automation, Inc	290	20,158
Thomas & Betts Corp.*	380	22,283
Woodward Governor Co.	360	22,464

		127,003

Industrial Conglomerates (2.9%)
3M Co.	2,360	220,848
General Electric Co.	23,340	966,276
Teleflex, Inc.	290	22,597
Tyco International Ltd.	4,790	212,388

		1,422,109

Machinery (1.3%)
Actuant Corp., Class A	100	6,497
Astec Industries, Inc.*	250	14,363
Cascade Corp.	100	6,517
Caterpillar, Inc.	1,370	107,449
Cummins, Inc.	690	88,244
Eaton Corp.	2,020	200,060
EnPro Industries, Inc.*	450	18,270
Ingersoll-Rand Co., Ltd., Class A	520	28,324
ITT Corp.	320	21,738
Middleby Corp.*	200	12,908
Mueller Industries, Inc.	100	3,614
NACCO Industries, Inc., Class A	10	1,035
Pall Corp.	560	21,784
Parker Hannifin Corp.	400	44,732
Robbins & Myers, Inc.	320	18,333
SPX Corp.	130	12,033
Toro Co.	210	12,354

		618,255

Marine (0.0%)
Horizon Lines, Inc., Class A.	100	3,053
TBS International Ltd., Class A*	200	8,250

		11,303

Road & Rail (0.1%)
Avis Budget Group, Inc.*	620	14,192
Con-way, Inc.	430	19,780
Kansas City Southern, Inc.*	130	4,182
Laidlaw International, Inc.	340	11,975

		50,129

Trading Companies & Distributors (0.1%)
Applied Industrial Technologies, Inc.	600	18,498
Kaman Corp.	40	1,382
TAL International Group, Inc.	180	4,513
W.W. Grainger, Inc.	290	$26,445

		50,838

Total Industrials		4,678,792

Information Technology (23.6%)
Communications Equipment (4.9%)
ADC Telecommunications, Inc.*	1,740	34,121
Adtran, Inc.	1,010	23,260
Arris Group, Inc.*	330	4,076
Avaya, Inc.*	1,180	20,013
Cisco Systems, Inc.*	36,180	1,197,920
CommScope, Inc.*	230	11,555
Comtech Telecommunications Corp.*	560	29,954
Dycom Industries, Inc.*	810	24,810
Foundry Networks, Inc.*	410	7,286
InterDigital Inc.*	80	1,662
Juniper Networks, Inc.*	7,320	267,985
MasTec, Inc.*	560	7,879
Motorola, Inc.	11,120	206,054
Plantronics, Inc.	890	25,410
QUALCOMM, Inc.	12,910	545,576
ViaSat, Inc.*	150	4,625

		2,412,186

Computers & Peripherals (6.4%)
Apple, Inc.*	3,240	497,469
Brocade Communications Systems, Inc.*	1,570	13,439
Dell, Inc.*	7,410	204,516
Electronics for Imaging, Inc.*	20	537
EMC Corp.*	13,770	286,416
Emulex Corp.*	900	17,253
Hewlett-Packard Co.	18,810	936,549
International Business Machines Corp.	8,910	1,049,598
Lexmark International, Inc., Class A*	330	13,705
NCR Corp.*	310	15,438
Network Appliance, Inc.*	650	17,492
Palm, Inc.*	1,750	28,472
Synaptics, Inc.*	530	25,313
Western Digital Corp.*	750	18,990

		3,125,187

Electronic Equipment & Instruments (0.9%)
Agilent Technologies, Inc.*	5,660	208,741
Arrow Electronics, Inc.*	230	9,780
Avnet, Inc.*	440	17,538
Checkpoint Systems, Inc.*	700	18,473
Dolby Laboratories, Inc., Class A*	360	12,535
Insight Enterprises, Inc.*	200	5,162
Mettler-Toledo International, Inc.*	200	20,400
National Instruments Corp.	140	4,806
Rofin-Sinar Technologies, Inc.*	160	11,234
Sanmina-SCI Corp.*	5,080	10,770
Tech Data Corp.*	580	23,269
Technitrol, Inc.	180	4,851
Tektronix, Inc.	600	16,644
Tyco Electronics Ltd.	1,910	67,671

		431,874

Internet Software & Services (1.4%)
Digital River, Inc.*	680	30,430
eBay, Inc.*	3,690	143,984
Google, Inc., Class A*	760	431,125
j2 Global Communications, Inc.*	770	25,202
United Online, Inc.	1,220	18,312
ValueClick, Inc.*	1,680	37,733
VeriSign, Inc.*	480	16,195

		702,981

IT Services (1.9%)
Accenture Ltd., Class A	5,830	234,657

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Affiliated Computer Services, Inc., Class A*	170	$8,541
Alliance Data Systems Corp.*	210	16,262
Automatic Data Processing, Inc.	4,970	228,272
Broadridge Financial Solutions, Inc.	1,070	20,276
CACI International, Inc., Class A*	200	10,218
Computer Sciences Corp.*	500	27,950
Convergys Corp.*	440	7,638
DST Systems, Inc.*	160	13,730
Electronic Data Systems Corp.	6,970	152,225
Fidelity National Information Services, Inc.	340	15,086
Gartner, Inc.*	180	4,403
Heartland Payment Systems, Inc.	460	11,822
Hewitt Associates, Inc., Class A*	110	3,855
ManTech International Corp., Class A*	460	16,551
Mastercard, Inc., Class A	500	73,985
MAXIMUS, Inc.	370	16,125
MPS Group, Inc.*	470	5,240
SRA International, Inc., Class A*	470	13,198
Syntel, Inc.	310	12,890
Western Union Co.	670	14,050

		906,974

Office Electronics (0.4%)
Xerox Corp.*	9,870	171,146

Semiconductors & Semiconductor Equipment (3.0%)
Advanced Energy Industries, Inc.*	250	3,775
Amkor Technology, Inc.*	2,860	32,947
Analog Devices, Inc.	2,040	73,766
Applied Materials, Inc.	11,080	229,356
Atheros Communications, Inc.*	100	2,997
Atmel Corp.*	1,990	10,268
ATMI, Inc.*	250	7,438
Brooks Automation, Inc.*	300	4,272
Cabot Microelectronics Corp.*	480	20,520
Cymer, Inc.*	720	27,641
Entegris, Inc.*	1,820	15,798
FEI Co.*	800	25,144
Integrated Device Technology, Inc.*	270	4,180
Intel Corp.	9,890	255,755
Intersil Corp., Class A	400	13,372
KLA-Tencor Corp.	320	17,850
Lam Research Corp.*	310	16,511
Linear Technology Corp.	450	15,746
Micrel, Inc.	1,300	14,040
MKS Instruments, Inc.*	650	12,363
National Semiconductor Corp.	960	26,035
Novellus Systems, Inc.*	460	12,540
NVIDIA Corp.*	2,120	76,829
ON Semiconductor Corp.*^	1,830	22,985
PMC-Sierra, Inc.*	3,580	30,036
RF Micro Devices, Inc.*	3,980	26,785
Semtech Corp.*	1,650	33,792
SiRF Technology Holdings, Inc.*	1,230	26,261
Skyworks Solutions, Inc.*	2,910	26,306
Teradyne, Inc.*	1,270	17,526
Texas Instruments, Inc.	7,720	282,474
Varian Semiconductor Equipment Associates, Inc.*	240	12,845
Verigy Ltd.*	740	18,285
Xilinx, Inc.	930	24,310
Zoran Corp.*	1,100	22,220

		1,462,968

Software (4.7%)
Activision, Inc.*	400	8,636
Adobe Systems, Inc.*	2,650	115,699
Advent Software, Inc.*	410	$19,258
ANSYS, Inc.*	150	5,126
Aspen Technology, Inc.*	1,080	15,466
Autodesk, Inc.*	380	18,989
BEA Systems, Inc.*	1,030	14,286
Blackboard, Inc.*	380	17,419
BMC Software, Inc.*	600	18,738
CA, Inc.	980	25,206
Cadence Design Systems, Inc.*	420	9,320
Check Point Software Technologies Ltd.*	410	10,324
Citrix Systems, Inc.*	390	15,725
Cognos, Inc.*	230	9,552
Compuware Corp.*	2,050	16,441
Fair Isaac Corp.	130	4,694
Informatica Corp.*	1,200	18,840
Intuit, Inc.*	590	17,877
Jack Henry & Associates, Inc.	500	12,930
Lawson Software, Inc.*	1,730	17,317
McAfee, Inc.*	460	16,040
Micros Systems, Inc.*	220	14,315
Microsoft Corp.	44,760	1,318,629
MicroStrategy, Inc., Class A*	280	22,215
Novell, Inc.*	730	5,577
Oracle Corp.*	12,970	280,800
Red Hat, Inc.*	540	10,730
Salesforce.com, Inc.*	290	14,883
Sybase, Inc.*	210	4,857
Symantec Corp.*	5,390	104,458
Synopsys, Inc.*	850	23,018
The9 Ltd. (ADR)*	130	4,484
THQ, Inc.*	1,120	27,978
TIBCO Software, Inc.*	4,170	30,816
Vasco Data Security International, Inc.*	300	10,593
Wind River Systems, Inc.*	350	4,120

		2,285,356

Total Information Technology		11,498,672

Materials (2.6%)
Chemicals (0.8%)
Arch Chemicals, Inc.	290	13,595
Ashland, Inc.	180	10,838
Cabot Corp.	310	11,014
Celanese Corp., Class A	640	24,947
CF Industries Holdings, Inc.	280	21,255
Dow Chemical Co.	3,900	167,934
Ferro Corp.	210	4,196
H.B. Fuller Co.	520	15,434
Lyondell Chemical Co.	500	23,175
Nalco Holding Co.	180	5,337
Olin Corp.	1,280	28,646
OM Group, Inc.*	530	27,989
Rockwood Holdings, Inc.*	160	5,733
Scotts Miracle-Gro Co., Class A	120	5,130
Terra Industries, Inc.*	400	12,504
W.R. Grace & Co.*	1,060	28,472

		406,199

Containers & Packaging (0.1%)
Graphic Packaging Corp.*	290	1,311
Owens-Illinois, Inc.*	360	14,922
Packaging Corp. of America	530	15,407
Pactiv Corp.*	470	13,470
Rock-Tenn Co., Class A	820	23,698

		68,808

Metals & Mining (1.2%)
AK Steel Holding Corp.*	320	14,064
Carpenter Technology Corp.	100	13,001
Century Aluminum Co.*	540	28,431

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Compass Minerals International, Inc.	270	$9,191
Hecla Mining Co.*	2,630	23,539
Metal Management, Inc.	200	10,840
Nucor Corp.	2,320	137,970
Quanex Corp.	750	35,235
Schnitzer Steel Industries, Inc., Class A	170	12,459
Southern Copper Corp.	1,490	184,507
Steel Dynamics, Inc.	400	18,680
United States Steel Corp.	950	100,643
Worthington Industries, Inc.	330	7,775

		596,335

Paper & Forest Products (0.5%)
International Paper Co.	5,340	191,546
Weyerhaeuser Co.	410	29,643

		221,189

Total Materials		1,292,531

Telecommunication Services (3.1%)
Diversified Telecommunication Services (2.1%)
AT&T, Inc.	6,284	265,876
Cbeyond, Inc.*	230	9,382
CenturyTel, Inc.	510	23,572
Cincinnati Bell, Inc.*	3,570	17,636
Cogent Communications Group, Inc.*	630	14,704
Embarq Corp.	340	18,904
NTELOS Holdings Corp.	540	15,908
Premiere Global Services, Inc.*	520	6,578
Qwest Communications International, Inc.*	24,270	222,313
Verizon Communications, Inc.	9,450	418,446
Windstream Corp.	580	8,190

		1,021,509

Wireless Telecommunication Services (1.0%)
ALLTEL Corp.	1,880	130,999
Centennial Communications Corp.*	520	5,262
Sprint Nextel Corp.	16,520	313,880
Syniverse Holdings, Inc.*	860	13,674
Telephone & Data Systems, Inc.	320	21,360

		485,175

Total Telecommunication Services		1,506,684

Utilities (1.0%)
Electric Utilities (0.4%)
American Electric Power Co., Inc.	290	13,363
Edison International	2,380	131,971
Otter Tail Corp.	100	3,565
Portland General Electric Co.	300	8,340
Progress Energy, Inc.	1,180	55,283

		212,522

Gas Utilities (0.1%)
New Jersey Resources Corp.	10	496
Northwest Natural Gas Co.	290	13,253
ONEOK, Inc.	500	$23,700
UGI Corp.	170	4,417
WGL Holdings, Inc.	150	5,083

		46,949

Independent Power Producers & Energy Traders (0.1%)
Canadian Hydro Developers, Inc.*	700	4,363
NRG Energy, Inc.*	630	26,643

		31,006

Multi-Utilities (0.4%)
PG&E Corp.	1,970	94,166
Sempra Energy	1,470	85,437
Vectren Corp.^	200	5,458

		185,061

Total Utilities		475,538

Total Common Stocks (97.8%) (Cost $45,357,894)		47,711,894

INVESTMENT COMPANY:
Exchange-Traded Fund (0.3%)
S&P 500 Depositary Receipts Trust, Series 1^
(Cost $145,883)	1,000	152,580

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (0.9%)
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	$465,338	465,338

Time Deposit (1.5%)
JPMorgan Chase Nassau
4.43%, 10/1/07	716,691	716,691

Total Short-Term Investments (2.4%) (Amortized Cost $1,182,029)		1,182,029

Total Investments (100.5%) (Cost/Amortized Cost $46,685,806)		49,046,503
Other Assets Less Liabilities (-0.5%)		(242,945)

Net Assets (100%)		$48,803,558

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$65,897,765
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$39,924,428

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,405,748
Aggregate gross unrealized depreciation	(1,057,691)

Net unrealized appreciation	$2,348,057

Federal income tax cost of investments	$46,698,446

At September 30, 2007, the Portfolio had loaned securities with a total value of $460,265. This was secured by collateral of $465,338 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2007, the Portfolio incurred approximately $928 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.8%)
Auto Components (1.7%)
Aftermarket Technology Corp.*	1,520	$48,245
American Axle & Manufacturing Holdings, Inc.	7,060	178,265
Amerigon, Inc.*	1,140	19,733
ArvinMeritor, Inc.	7,700	129,514
Cooper Tire & Rubber Co.	6,860	167,384
Drew Industries, Inc.*	2,090	85,021
Fuel Systems Solutions, Inc.*	200	3,572
GenTek, Inc.*^	600	18,048
Gentex Corp.	3,910	83,831
Goodyear Tire & Rubber Co.*	3,100	94,271
Hayes Lemmerz International, Inc.*	1,310	5,450
Lear Corp.*	3,350	107,535
Sauer-Danfoss, Inc.	1,600	42,688
Shiloh Industries, Inc.	200	2,116
Standard Motor Products, Inc.	890	8,366
Stoneridge, Inc.*	320	3,264
Tenneco, Inc.*	7,200	223,272
TRW Automotive Holdings Corp.*	1,580	50,054

		1,270,629

Automobiles (0.1%)
Fleetwood Enterprises, Inc.*	1,180	10,089
Monaco Coach Corp.	1,370	19,221

		29,310

Distributors (0.0%)
Core-Mark Holding Co., Inc.*	280	9,865
Keystone Automotive Industries, Inc.*	200	9,552

		19,417

Diversified Consumer Services (1.9%)
Apollo Group, Inc., Class A*	1,460	87,819
Capella Education Co.*	120	6,709
Career Education Corp.*	710	19,873
Coinmach Service Corp., Class A	50	600
Coinstar, Inc.*	4,270	137,366
CPI Corp.	300	11,556
DeVry, Inc.	6,300	233,163
ITT Educational Services, Inc.*	770	93,701
Jackson Hewitt Tax Service, Inc.^	1,580	44,177
Matthews International Corp., Class A	500	21,900
Pre-Paid Legal Services, Inc.*	1,200	66,552
Regis Corp.	4,250	135,617
Service Corp. International	4,250	54,825
Sotheby’s, Inc.	800	38,232
Steiner Leisure Ltd.*	1,100	47,740
Stewart Enterprises, Inc., Class A^	6,450	49,149
Strayer Education, Inc.	1,730	291,730
Weight Watchers International, Inc.	200	11,512

		1,352,221

Hotels, Restaurants & Leisure (2.0%)
AFC Enterprises, Inc.*	1,500	22,575
Ambassadors Group, Inc.	770	29,337
Ameristar Casinos, Inc.	1,210	34,001
Applebee’s International, Inc.	6,000	149,280
Bob Evans Farms, Inc.	5,700	172,026
Brinker International, Inc.	230	6,311
Buffalo Wild Wings, Inc.*^	1,180	44,510
Burger King Holdings, Inc.	1,130	28,804
California Pizza Kitchen, Inc.*	40	703
CBRL Group, Inc.	1,881	76,745
CEC Entertainment, Inc.*	3,700	99,419
Chipotle Mexican Grill, Inc., Class A*	160	18,901
Churchill Downs, Inc.	10	500
CKE Restaurants, Inc.	2,750	$44,577
Darden Restaurants, Inc.	210	8,791
Denny’s Corp.*^	7,140	28,560
Domino’s Pizza, Inc.^	5,200	86,268
IHOP Corp.	2,960	187,457
Jack in the Box, Inc.*	1,530	99,205
Luby’s, Inc.*	670	7,383
McCormick & Schmick’s Seafood Restaurants, Inc.*	780	14,687
Monarch Casino & Resort, Inc.*	1,210	34,424
Morton’s Restaurant Group, Inc.*	20	318
Multimedia Games, Inc.*^	90	767
O’Charley’s, Inc.	1,180	17,889
Premier Exhibitions, Inc.*^	1,580	23,826
Ruby Tuesday, Inc.	160	2,934
Vail Resorts, Inc.*	1,110	69,142
Wendy’s International, Inc.	2,160	75,406
Wyndham Worldwide Corp.	3,310	108,436

		1,493,182

Household Durables (2.2%)
American Greetings Corp., Class A	8,300	219,120
Avatar Holdings, Inc.*	230	11,484
Black & Decker Corp.	1,150	95,795
Blyth, Inc.	4,810	98,364
Centex Corp.	3,260	86,618
Champion Enterprises, Inc.*	3,870	42,493
CSS Industries, Inc.	600	21,582
Helen of Troy Ltd.*	1,200	23,172
Hooker Furniture Corp	400	8,008
KB Home	2,210	55,383
Kimball International, Inc., Class B	3,240	36,871
La-Z-Boy, Inc.	1,280	9,446
Lennar Corp., Class A	3,540	80,181
Libbey, Inc.	470	8,234
Mohawk Industries, Inc.*	100	8,130
NVR, Inc.*	160	75,240
Russ Berrie & Co., Inc.*	200	3,360
Stanley Furniture Co., Inc.	160	2,600
Stanley Works	630	35,362
Tempur-Pedic International, Inc.^	8,800	314,600
Toll Brothers, Inc.*	2,450	48,976
Tupperware Brands Corp.	7,900	248,771
Universal Electronics, Inc.*	1,000	32,500
Whirlpool Corp.	710	63,261

		1,629,551

Internet & Catalog Retail (1.0%)
1-800-FLOWERS.COM, Inc., Class A*^	2,540	29,439
Blue Nile, Inc.*^	1,650	155,298
Expedia, Inc.*	1,798	57,320
FTD Group, Inc.	1,280	19,046
Gaiam, Inc., Class A*^	1,280	30,759
Netflix, Inc.*	1,800	37,296
Overstock.com, Inc.*	400	11,520
PetMed Express, Inc.*	1,240	17,372
Priceline.com, Inc.*^	3,140	278,675
Shutterfly, Inc.*	490	15,636
Stamps.com, Inc.*	320	3,830
Systemax, Inc.	1,480	30,251
ValueVision Media, Inc., Class A*	480	3,557

		689,999

Leisure Equipment & Products (0.6%)
Arctic Cat, Inc.	100	1,636
Brunswick Corp.	2,700	61,722
Callaway Golf Co.	5,060	81,011
Hasbro, Inc.	560	15,613
JAKKS Pacific, Inc.*	1,820	48,612

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Polaris Industries, Inc.^	3,800	$165,756
RC2 Corp.*	1,530	42,366
Steinway Musical Instruments, Inc.	320	9,478
Sturm Ruger & Co., Inc.*	2,040	36,536

		462,730

Media (2.0%)
Arbitron, Inc.	2,370	107,456
Belo Corp., Class A	4,160	72,218
Carmike Cinemas, Inc.	20	367
Catalina Marketing Corp.*	250	8,098
Charter Communications, Inc., Class A*	31,630	81,605
Cox Radio, Inc., Class A*	6,400	83,520
Cumulus Media, Inc., Class A*	1,700	17,374
DG Fastchannel, Inc.*	500	11,790
DreamWorks Animation SKG, Inc., Class A*	1,760	58,819
Emmis Communications Corp., Class A	450	2,223
Entravision Communications Corp., Class A*	13,540	124,839
Gemstar-TV Guide International, Inc.*	13,910	96,814
Getty Images, Inc.*	1,600	44,544
Global Sources Ltd.*	2,200	48,774
Gray Television, Inc.	800	6,792
Harris Interactive, Inc.*	1,040	4,482
Idearc, Inc.	1,860	58,534
Interactive Data Corp.	750	21,150
John Wiley & Sons, Inc., Class A	310	13,928
Journal Communications, Inc., Class A	2,960	28,061
Knology, Inc.*	830	13,886
Lin TV Corp., Class A*	4,000	52,040
Live Nation, Inc.*	40	850
Marvel Entertainment, Inc.*	5,520	129,389
Mediacom Communications Corp., Class A*	6,050	42,652
Meredith Corp.	170	9,741
Nexstar Broadcasting Group, Inc., Class A*	300	3,147
Scholastic Corp.*	2,930	102,140
Sinclair Broadcast Group, Inc., Class A	11,030	132,801
Tribune Co.	1,281	34,997
Warner Music Group Corp.	920	9,292
Westwood One, Inc.	3,250	8,937
World Wrestling Entertainment, Inc., Class A	270	4,072

		1,435,332

Multiline Retail (0.5%)
Big Lots, Inc.*	3,970	118,465
Dollar Tree Stores, Inc.*	3,080	124,863
Family Dollar Stores, Inc.	4,830	128,285

		371,613

Specialty Retail (3.4%)
A.C. Moore Arts & Crafts, Inc.*	1,500	23,640
Aeropostale, Inc.*	8,640	164,678
AnnTaylor Stores Corp.*	650	20,586
Asbury Automotive Group, Inc.	4,110	81,419
AutoNation, Inc.*	4,950	87,714
AutoZone, Inc.*	1,200	139,368
Barnes & Noble, Inc.	2,840	100,138
Big 5 Sporting Goods Corp.	770	14,399
Blockbuster, Inc., Class A*	13,620	73,139
Books-A-Million, Inc.	1,300	17,199
Brown Shoe Co., Inc.	4,300	83,420
Buckle, Inc.	4,650	$176,421
Cato Corp., Class A	640	13,082
Conn’s, Inc.*	860	20,545
CSK Auto Corp.*	2,200	23,430
Dress Barn, Inc.*	3,600	61,236
GameStop Corp., Class A*	160	9,016
Genesco, Inc.*	2,430	112,096
Gymboree Corp.*	4,700	165,628
Hibbett Sports, Inc.*	890	22,072
HOT Topic, Inc.*	2,100	15,666
J. Crew Group, Inc.*	20	830
Jo-Ann Stores, Inc.*	1,250	26,375
Jos. A. Bank Clothiers, Inc.*	1,320	44,114
Men’s Wearhouse, Inc.	2,360	119,227
Midas, Inc.*	750	14,153
Monro Muffler Brake, Inc.	640	21,626
Office Depot, Inc.*	2,100	43,302
Pep Boys - Manny, Moe & Jack	4,520	63,416
RadioShack Corp.	5,820	120,241
Rent-A-Center, Inc.*	9,060	164,258
Sally Beauty Holdings, Inc.*	10,400	87,880
Select Comfort Corp.*	2,140	29,853
Sherwin-Williams Co.	1,390	91,337
Shoe Carnival, Inc.*	370	5,839
Sonic Automotive, Inc., Class A	4,950	118,503
Stage Stores, Inc.	3,950	72,008
TravelCenters of America LLC*	180	5,868
West Marine, Inc.*^	700	8,085

		2,461,807

Textiles, Apparel & Luxury Goods (1.4%)
Cherokee, Inc.	190	7,288
Columbia Sportswear Co.	560	30,974
Deckers Outdoor Corp.*	1,800	197,640
Fossil, Inc.*	3,940	147,198
G-III Apparel Group Ltd.*	320	6,301
Hanesbrands, Inc.*	1,230	34,514
Kellwood Co.	1,500	25,575
Lululemon Athletica, Inc.*^	420	17,653
Maidenform Brands, Inc.*	980	15,562
Movado Group, Inc.	2,300	73,416
Oxford Industries, Inc.	390	14,087
Perry Ellis International, Inc.*	1,040	28,818
Polo Ralph Lauren Corp.	600	46,650
Steven Madden Ltd.	340	6,443
UniFirst Corp.	660	24,724
Warnaco Group, Inc.*	4,650	181,675
Wolverine World Wide, Inc.	7,070	193,718

		1,052,236

Total Consumer Discretionary		12,268,027

Consumer Staples (3.3%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	600	29,196
Hansen Natural Corp.*	750	42,510
MGP Ingredients, Inc.^	750	7,703
Pepsi Bottling Group, Inc.	1,060	39,400

		118,809

Food & Staples Retailing (0.8%)
Arden Group, Inc., Class A	100	13,953
BJ’s Wholesale Club, Inc.*	2,900	96,164
Casey’s General Stores, Inc.	2,950	81,715
Ingles Markets, Inc., Class A	2,250	64,485
Longs Drug Stores Corp.	450	22,352
Nash Finch Co.	1,050	41,821
Pathmark Stores, Inc.*	100	1,275
Performance Food Group Co.*	4,940	148,842
Pricesmart, Inc.^	480	11,328
Spartan Stores, Inc.	850	19,151

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
SUPERVALU, Inc.	1,830	$71,388
Topps Co., Inc.	100	969

		573,443

Food Products (0.7%)
Alico, Inc.	10	433
Cal-Maine Foods, Inc.^	1,310	33,065
Darling International, Inc.*	1,380	13,648
Flowers Foods, Inc.	8,190	178,542
Fresh Del Monte Produce, Inc.	2,360	67,850
Green Mountain Coffee Roasters, Inc.*	700	23,233
Imperial Sugar Co.	1,110	29,004
J & J Snack Foods Corp.	190	6,616
JM Smucker Co.	1,100	58,762
Lance, Inc.	270	6,215
Reddy Ice Holdings, Inc.	900	23,733
Seaboard Corp.	29	56,840
Tyson Foods, Inc., Class A	560	9,996

		507,937

Household Products (0.3%)
Clorox Co.	1,600	97,584
Energizer Holdings, Inc.*	830	92,005
WD-40 Co.	740	25,264

		214,853

Personal Products (0.7%)
Alberto-Culver Co. American Oriental	2,570	63,710
Bioengineering, Inc.*	2,920	32,558
Chattem, Inc.*^	740	52,185
Elizabeth Arden, Inc.*	1,330	35,857
Estee Lauder Cos., Inc., Class A	1,670	70,908
Inter Parfums, Inc.	230	5,444
NBTY, Inc.*	2,800	113,680
Nu Skin Enterprises, Inc., Class A	1,500	24,240
Playtex Products, Inc.*	7,170	131,068
Prestige Brands Holdings, Inc.*^	1,800	19,764

		549,414

Tobacco (0.6%)
Alliance One International, Inc.*	2,560	16,743
Loews Corp.- Carolina Group	910	74,829
Universal Corp.	4,300	210,485
UST, Inc.	2,250	111,600
Vector Group Ltd.^	2,554	57,224

		470,881

Total Consumer Staples		2,435,337

Energy (4.6%)
Energy Equipment & Services (2.0%)
Atwood Oceanics, Inc.*	1,540	117,902
Dawson Geophysical Co.*	340	26,353
Dresser-Rand Group, Inc.*	2,700	115,317
Ensign Energy Services, Inc.	300	5,664
Global Industries Ltd.*	4,450	114,632
Grey Wolf, Inc.*^	23,400	153,270
Gulf Island Fabrication, Inc.	530	20,347
GulfMark Offshore, Inc.*	3,420	166,417
Hercules Offshore, Inc.*	4,752	124,075
Leader Energy Services Ltd.*	1,300	287
Lufkin Industries, Inc.	200	11,004
Matrix Service Co.*	300	6,285
NATCO Group, Inc.*	2,320	120,060
Newpark Resources, Inc.*^	2,810	15,062
Oil States International, Inc.*	3,530	170,499
OYO Geospace Corp.*	150	13,906
Patterson-UTI Energy, Inc.	480	10,834
SEACOR Holdings, Inc.*	970	92,247
Superior Energy Services, Inc.*	570	20,201
T-3 Energy Services, Inc.*	740	31,554
Technicoil Corp.*	3,300	$2,024
Tidewater, Inc.	1,000	62,840
Trican Well Service Ltd.	400	8,144
Trico Marine Services, Inc.*	540	16,092
Willbros Group, Inc.*	2,290	77,860

		1,502,876

Oil, Gas & Consumable Fuels (2.6%)
Alberta Clipper Energy, Inc.*	100	266
Alon USA Energy, Inc.^	2,990	101,002
Alpha Natural Resources, Inc.*	7,470	173,528
Arlington Tankers Ltd.	180	4,433
Berry Petroleum Co., Class A	5,000	197,950
Celtic Exploration Ltd.*	200	2,711
Continental Resources, Inc.*	3,440	62,402
Copano Energy LLC	300	11,019
Delek U.S. Holdings, Inc.	2,490	62,449
Double Hull Tankers, Inc.	800	11,912
Foundation Coal Holdings, Inc.	2,530	99,176
Frontier Oil Corp.	860	35,810
Frontline Ltd.	330	15,932
Galleon Energy, Inc., Class A*	500	7,701
General Maritime Corp.^	2,800	78,148
Holly Corp.	1,390	83,164
Jura Energy Corp.*	6,900	4,162
Knightsbridge Tankers Ltd.^	860	23,134
Mariner Energy, Inc.*	3,100	64,201
Markwest Hydrocarbon, Inc.	200	11,626
Massey Energy Co.	8,190	178,706
Midnight Oil Exploration Ltd.*	1,400	2,055
Noble Energy, Inc.	680	47,627
Overseas Shipholding Group, Inc.	1,510	116,013
Paramount Resources Ltd., Class A*	400	7,468
PetroQuest Energy, Inc.*	130	1,395
Pioneer Natural Resources Co.	360	16,193
Redstar Oil & Gas, Inc.*	700	570
Rosetta Resources, Inc.*	3,600	66,024
Stone Energy Corp.*	2,530	101,225
Sunoco, Inc.	820	58,040
Tesoro Corp.	2,100	96,642
TriStar Oil and Gas Ltd.	100	857
TUSK Energy Corp.*	2,516	3,466
USEC, Inc.*	12,660	129,765
Western Refining, Inc.	440	17,855

		1,894,627

Total Energy		3,397,503

Financials (11.6%)
Capital Markets (0.6%)
Apollo Investment Corp.	490	10,192
Ares Capital Corp.	580	9,437
Calamos Asset Management, Inc., Class A	410	11,574
Cohen & Steers, Inc.	30	1,111
Epoch Holding Corp.*	110	1,549
GAMCO Investors, Inc., Class A	920	50,416
GFI Group, Inc.*	730	62,868
Janus Capital Group, Inc.	4,790	135,461
Kohlberg Capital Corp.	70	1,054
MVC Capital, Inc.	50	926
optionsXpress Holdings, Inc.	580	15,161
Piper Jaffray Cos.*	1,170	62,712
Prospect Capital Corp.	10	170
SWS Group, Inc.	1,240	21,936
TradeStation Group, Inc.*	710	8,286
U.S. Global Investors, Inc., Class A^	960	18,259
WP Carey & Co. LLC	600	18,900

		430,012

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Banks (0.7%)
AMCORE Financial, Inc.	380	$9,470
AmericanWest Bancorp	10	196
BancFirst Corp.	50	2,243
Bancorpsouth, Inc.	210	5,103
Capital City Bank Group, Inc.	50	1,560
Cascade Bancorp	250	5,565
Centennial Bank Holdings, Inc.*	220	1,408
Central Pacific Financial Corp.	510	14,892
Citizens Republic Bancorp, Inc.	910	14,660
City Bank/Washington	100	2,872
City Holding Co.	500	18,205
Columbia Banking System, Inc.	190	6,046
Comerica, Inc.	1,910	97,945
First Citizens BancShares, Inc./ North Carolina, Class A	50	8,720
First Security Group, Inc./Tennessee	300	3,000
FirstMerit Corp.	80	1,581
FNB Corp./Pennsylvania	2,430	40,192
Greater Bay Bancorp	2,080	57,408
Hanmi Financial Corp.	620	9,604
Independent Bank Corp./Massachusetts	60	1,782
Intervest Bancshares Corp.	100	2,475
National Penn Bancshares, Inc.^	220	3,602
NBT Bancorp, Inc.	190	4,131
Park National Corp.^	380	33,136
Preferred Bank/California	310	12,195
Republic Bancorp, Inc./Kentucky, Class A	105	1,663
Southwest Bancorp, Inc./Oklahoma	60	1,129
Sterling Financial Corp./Pennsylvania	10	171
SVB Financial Group*	2,630	124,557
Texas Capital Bancshares, Inc.*	270	5,870
UMB Financial Corp.	480	20,573
WesBanco, Inc.	410	10,242

		522,196

Consumer Finance (0.5%)
Advance America Cash Advance Centers, Inc.	1,250	13,337
Advanta Corp., Class B	5,600	153,552
AmeriCredit Corp.*	4,600	80,868
Discover Financial Services*	3,940	81,952
EZCORP, Inc., Class A*	560	7,532
World Acceptance Corp.*^	1,170	38,704

		375,945

Diversified Financial Services (0.7%)
Asset Acceptance Capital Corp.^	1,470	17,052
Asta Funding, Inc.	800	30,656
CIT Group, Inc.	2,270	91,254
Financial Federal Corp.	1,030	28,850
International Securities Exchange Holdings, Inc.	2,600	172,822
MarketAxess Holdings, Inc.*	1,380	20,700
Portfolio Recovery Associates, Inc.^	2,180	115,692
Star Maritime Acquisition Corp.*	570	7,986

		485,012

Insurance (5.7%)
Affirmative Insurance Holdings, Inc.	130	1,494
Alfa Corp.	460	8,363
Alleghany Corp.*	10	4,060
Allied World Assurance Holdings Ltd./Bermuda	320	16,611
Ambac Financial Group, Inc.	2,270	142,806
American Equity Investment Life Holding Co.	1,630	17,359
American Financial Group, Inc./Ohio	1,480	42,210
American Physicians Capital, Inc.	950	$37,012
Amerisafe, Inc.*	1,690	27,953
Amtrust Financial Services, Inc.	1,370	20,783
Arch Capital Group Ltd.*	820	61,016
Argo Group International Holdings Ltd.*	2,056	89,457
Aspen Insurance Holdings Ltd.	3,520	98,243
Assurant, Inc.^	2,000	107,000
Assured Guaranty Ltd.	3,500	95,095
Axis Capital Holdings Ltd.	580	22,568
Cincinnati Financial Corp.	850	36,813
CNA Financial Corp.	140	5,505
CNA Surety Corp.*	2,100	37,023
Commerce Group, Inc.	2,460	72,496
Darwin Professional Underwriters, Inc.*	490	10,584
Delphi Financial Group, Inc., Class A	4,900	198,058
Donegal Group, Inc., Class A	270	4,369
EMC Insurance Group, Inc.	400	10,396
Endurance Specialty Holdings Ltd.	310	12,881
Everest Reinsurance Group Ltd.	560	61,734
FBL Financial Group, Inc., Class A	1,800	71,082
Fidelity National Financial, Inc., Class A	4,300	75,164
First American Corp.	1,140	41,747
FPIC Insurance Group, Inc.*	800	34,440
Great American Financial Resources, Inc.^	130	3,188
Harleysville Group, Inc.	1,580	50,528
HCC Insurance Holdings, Inc.	1,340	38,378
Hilb, Rogal & Hobbs Co.	1,170	50,696
Horace Mann Educators Corp.	5,300	104,463
Infinity Property & Casualty Corp.	3,400	136,748
IPC Holdings Ltd.	4,780	137,903
LandAmerica Financial Group, Inc.	2,830	110,313
Max Capital Group Ltd.	4,340	121,694
MBIA, Inc.	2,600	158,730
Meadowbrook Insurance Group, Inc.*	1,840	16,578
Midland Co.	700	38,472
Montpelier Reinsurance Holdings Ltd.	1,120	19,824
National Interstate Corp.	210	6,466
National Western Life Insurance Co., Class A	70	17,917
Nationwide Financial Services, Inc.	870	46,823
Navigators Group, Inc.*	270	14,648
NYMAGIC, Inc.	500	13,905
Odyssey Reinsurance Holdings Corp.	1,640	60,860
PartnerReinsurance Ltd.	770	60,822
Phoenix Cos., Inc.	12,240	172,706
Platinum Underwriters Holdings Ltd.	4,360	156,786
ProAssurance Corp.*	2,770	149,220
ProCentury Corp.	1,000	14,630
RAM Holdings Ltd.*	670	6,231
Reinsurance Group of America, Inc.	800	45,352
RenaissanceReinsurance Holdings Ltd.	790	51,674
RLI Corp.	3,600	204,192
Safeco Corp.	2,400	146,928
Safety Insurance Group, Inc.	210	7,547
SeaBright Insurance Holdings, Inc.*	1,520	25,946
Security Capital Assurance Ltd.	120	2,741
Selective Insurance Group, Inc.	3,400	72,352
StanCorp Financial Group, Inc.	930	46,044
State Auto Financial Corp.	1,200	35,100
Transatlantic Holdings, Inc.	300	21,099
United America Indemnity Ltd., Class A*	4,000	86,040

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
United Fire & Casualty Co.	1,240	$48,472
Universal American Financial Corp.*	320	7,299
Zenith National Insurance Corp.	4,110	184,498

		4,158,135

Real Estate Investment Trusts (REITs) (2.2%)
Acadia Realty Trust (REIT)	100	2,713
Agree Realty Corp. (REIT)	100	3,134
Alexandria Real Estate Equities, Inc. (REIT)	400	38,504
Arbor Realty Trust, Inc. (REIT)	500	9,445
Ashford Hospitality Trust, Inc. (REIT)	2,800	28,140
Associated Estates Realty Corp. (REIT)	300	3,912
BioMed Realty Trust, Inc. (REIT)	100	2,410
Brandywine Realty Trust (REIT)	1,100	27,841
Capital Trust, Inc./New York, Class A (REIT)	500	17,750
CBL & Associates Properties, Inc. (REIT)	1,200	42,060
Cedar Shopping Centers, Inc. (REIT)	600	8,172
Colonial Properties Trust (REIT)	300	10,290
Corporate Properties Office Trust/Maryland (REIT)	500	20,815
DiamondRock Hospitality Co. (REIT)	2,300	40,043
Digital Realty Trust, Inc. (REIT)	1,800	70,902
EastGroup Properties, Inc. (REIT)	300	13,578
Entertainment Properties Trust (REIT)	900	45,720
Equity Inns, Inc. (REIT)	1,400	31,612
Equity Lifestyle Properties, Inc. (REIT)	500	25,900
Equity One, Inc. (REIT)	1,400	38,080
FelCor Lodging Trust, Inc. (REIT)	2,700	53,811
First Industrial Realty Trust, Inc. (REIT)	2,000	77,740
Glimcher Realty Trust (REIT)	300	7,050
Gramercy Capital Corp./ New York (REIT)	600	15,102
Hersha Hospitality Trust (REIT)	500	4,950
Highwoods Properties, Inc. (REIT)	1,100	40,337
Home Properties, Inc. (REIT)	400	20,872
Inland Real Estate Corp. (REIT)^	2,500	38,725
Kite Realty Group Trust (REIT)	700	13,160
LaSalle Hotel Properties (REIT)	700	29,456
Lexington Realty Trust (REIT)	1,300	26,013
LTC Properties, Inc. (REIT)	800	18,936
Medical Properties Trust, Inc. (REIT)	300	3,996
Mid-America Apartment Communities, Inc. (REIT)	500	24,925
National Health Investors, Inc. (REIT)	400	12,364
National Retail Properties, Inc. (REIT)	2,200	53,636
Nationwide Health Properties, Inc. (REIT)^	3,400	102,442
Newcastle Investment Corp. (REIT)^	1,300	22,906
Omega Healthcare Investors, Inc. (REIT)	1,800	27,954
Parkway Properties, Inc./ Maryland (REIT)	700	30,898
Pennsylvania Real Estate Investment Trust (REIT)	1,400	54,516
PS Business Parks, Inc. (REIT)	500	28,425
RAIT Financial Trust (REIT)	1,300	10,699
Ramco-Gershenson Properties Trust (REIT)	600	18,744
Realty Income Corp. (REIT)^	2,500	69,875
Redwood Trust, Inc. (REIT)	400	13,288
Resource Capital Corp. (REIT)	100	1,126
Saul Centers, Inc. (REIT)^	300	$15,450
Senior Housing Properties Trust (REIT)	2,900	63,974
Sovran Self Storage, Inc. (REIT)	300	13,752
Strategic Hotels & Resorts, Inc. (REIT)	1,600	32,944
Sunstone Hotel Investors, Inc. (REIT)	1,800	46,152
Tanger Factory Outlet Centers (REIT)	1,300	52,767
Taubman Centers, Inc. (REIT)	700	38,325
Washington Real Estate Investment Trust (REIT)	800	26,544

		1,592,875

Real Estate Management & Development (0.0%)
Jones Lang LaSalle, Inc.	30	3,083
Stratus Properties, Inc.*	100	3,533

		6,616

Thrifts & Mortgage Finance (1.2%)
Anchor Bancorp Wisconsin, Inc.	90	2,430
Brookline Bancorp, Inc.	620	7,186
Corus Bankshares, Inc.^	1,130	14,713
Downey Financial Corp.	1,720	99,416
Encore Bancshares, Inc.*	600	12,618
Farmer Mac, Class C	690	20,258
First Financial Holdings, Inc.	10	313
First Niagara Financial Group, Inc.	10,970	155,225
FirstFed Financial Corp.*^	2,100	104,055
Franklin Bank Corp./Texas*^	140	1,288
Hudson City Bancorp, Inc.	1,420	21,840
Imperial Capital Bancorp, Inc.	200	5,650
KNBT Bancorp, Inc.	100	1,654
MGIC Investment Corp.	2,330	75,282
Ocwen Financial Corp.*^	2,540	23,952
PFF Bancorp, Inc.	200	3,068
PMI Group, Inc.	3,290	107,583
Provident Financial Services, Inc.	1,790	29,302
Radian Group, Inc.	4,610	107,321
TierOne Corp.	730	19,323
Washington Federal, Inc.	2,100	55,146
WSFS Financial Corp.	280	17,472

		885,095

Total Financials		8,455,886

Health Care (9.4%)
Biotechnology (0.5%)
Acorda Therapeutics, Inc.*	1,310	24,038
Array BioPharma, Inc.*	30	337
Cubist Pharmaceuticals, Inc.*	5,190	109,665
CytRx Corp.*^	4,280	14,809
GTx, Inc.*	100	1,628
Halozyme Therapeutics, Inc.*	870	7,560
Immunomedics, Inc.*^	1,740	3,985
Isis Pharmaceuticals, Inc.*	100	1,497
Myriad Genetics, Inc.*	500	26,075
OSI Pharmaceuticals, Inc.*	2,460	83,615
Regeneron Pharmaceuticals, Inc.*	2,200	39,160
Savient Pharmaceuticals, Inc.*	1,480	21,534
Seattle Genetics, Inc.*	700	7,868
XOMA Ltd.*	1,890	6,445

		348,216

Health Care Equipment & Supplies (1.9%)
Align Technology, Inc.*	5,230	132,476
Analogic Corp.	1,320	84,163
ArthroCare Corp.*^	690	38,564
CONMED Corp.*	3,990	111,680
Cynosure, Inc., Class A*	570	21,033
Dade Behring Holdings, Inc.	1,700	129,795
Datascope Corp.	730	24,681
Edwards Lifesciences Corp.*^	780	38,462

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Greatbatch, Inc.*	1,270	$33,769
Hansen Medical, Inc.*	480	13,013
Hologic, Inc.*	240	14,640
Immucor, Inc.*	4,420	158,015
Intuitive Surgical, Inc.*	220	50,600
Inverness Medical Innovations, Inc.*	174	9,626
IRIS International, Inc.*	360	6,912
Kinetic Concepts, Inc.*	2,110	118,751
Meridian Bioscience, Inc.	2,910	88,231
OraSure Technologies, Inc.*	480	4,824
Quidel Corp.*	1,910	37,360
Regeneration Technologies, Inc.*	620	6,646
Stereotaxis, Inc.*	160	2,206
STERIS Corp.	7,050	192,677
West Pharmaceutical Services, Inc.	1,240	51,659

		1,369,783

Health Care Providers & Services (3.5%)
Air Methods Corp.*	810	37,422
Alliance Imaging, Inc.*	3,460	31,348
American Dental Partners, Inc.*	710	19,887
AMERIGROUP Corp.*	2,590	89,303
AmerisourceBergen Corp.	2,440	110,605
Apria Healthcare Group, Inc.*	7,000	182,070
Centene Corp.*	4,060	87,331
Chemed Corp.	3,800	236,208
Community Health Systems, Inc.*	1,010	31,754
Corvel Corp.*	640	14,797
Coventry Health Care, Inc.*	2,100	130,641
Cross Country Healthcare, Inc.*	130	2,271
CryoLife, Inc.*	1,200	11,340
Emergency Medical Services Corp., Class A*	3,980	120,395
Gentiva Health Services, Inc.*	50	961
Hanger Orthopedic Group, Inc.*	200	2,266
Health Net, Inc.*	2,000	108,100
HealthExtras, Inc.*	1,280	35,623
Healthspring, Inc.*	7,600	148,200
Humana, Inc.*	2,000	139,760
Kindred Healthcare, Inc.*	5,720	102,445
Laboratory Corp. of America Holdings*	600	46,938
Landauer, Inc.	620	31,595
LCA-Vision, Inc.	3,190	93,754
LifePoint Hospitals, Inc.*	620	18,606
Lincare Holdings, Inc.*	1,750	64,138
Matria Healthcare, Inc.*	460	12,034
MedCath Corp.*	1,600	43,936
Molina Healthcare, Inc.*	3,490	126,582
National Healthcare Corp.	100	5,139
Nighthawk Radiology Holdings, Inc.*	610	14,951
PharMerica Corp.*^	2,072	30,914
Providence Service Corp.*	140	4,110
PSS World Medical, Inc.*	4,610	88,189
RehabCare Group, Inc.*	340	5,981
Res-Care, Inc.*	520	11,877
Sierra Health Services, Inc.*	220	9,282
Skilled Healthcare Group, Inc.*	2,200	34,650
Sunrise Senior Living, Inc.*	4,690	165,885
Tenet Healthcare Corp.*	12,800	43,008
WellCare Health Plans, Inc.*	640	67,475

		2,561,771

Health Care Technology (0.3%)
Computer Programs & Systems, Inc.	140	3,690
Eclipsys Corp.*	4,000	93,280
Omnicell, Inc.*	2,520	71,921
Phase Forward, Inc.*	2,520	50,425

		219,316

Life Sciences Tools & Services (1.3%)
Albany Molecular Research, Inc.*^	830	$12,533
Bio-Rad Laboratories, Inc., Class A*	610	55,205
Bruker BioSciences Corp.*	730	6,424
Cambrex Corp.	30	327
Covance, Inc.*	120	9,348
Dionex Corp.*	2,100	166,866
eResearchTechnology, Inc.*	1,740	19,819
Invitrogen Corp.*	1,270	103,797
Kendle International, Inc.*	640	26,579
PAREXEL International Corp.*	2,870	118,445
PerkinElmer, Inc.	1,580	46,152
PharmaNet Development Group, Inc.*	1,440	41,803
Techne Corp.*	80	5,046
Varian, Inc.*	4,000	254,440
Ventana Medical Systems, Inc.*	920	79,037

		945,821

Pharmaceuticals (1.9%)
Alpharma, Inc., Class A	4,340	92,702
Auxilium Pharmaceuticals, Inc.*	680	14,334
BioMimetic Therapeutics, Inc.*	900	12,006
Bradley Pharmaceuticals, Inc.*	1,090	19,838
Caraco Pharmaceutical Laboratories Ltd.*	230	3,508
Cypress Bioscience, Inc.*	1,450	19,851
Endo Pharmaceuticals Holdings, Inc.*	480	14,885
Forest Laboratories, Inc.*	400	14,916
Impax Laboratories, Inc.*	180	2,104
King Pharmaceuticals, Inc.*	9,410	110,285
KV Pharmaceutical Co., Class A*	5,060	144,716
Medicis Pharmaceutical Corp., Class A	3,080	93,971
MGI Pharma, Inc.*	7,350	204,183
Noven Pharmaceuticals, Inc.*	700	11,151
Pain Therapeutics, Inc.*	300	2,805
Par Pharmaceutical Cos., Inc.*	6,900	128,064
Perrigo Co.	9,110	194,498
Pozen, Inc.*	1,930	21,346
Salix Pharmaceuticals Ltd.*	1,000	12,420
Sciele Pharma, Inc.*	6,800	176,936
Sepracor, Inc.*	1,970	54,175
Valeant Pharmaceuticals International*	1,300	20,124
ViroPharma, Inc.*	1,700	15,130
Vivus, Inc.*^	700	3,472
XenoPort, Inc.*	920	43,286

		1,430,706

Total Health Care		6,875,613

Industrials (17.1%)
Aerospace & Defense (1.4%)
American Science & Engineering, Inc.	340	21,304
Ceradyne, Inc.*	2,950	223,433
Cubic Corp.	1,480	62,412
Curtiss-Wright Corp.	4,190	199,025
DRS Technologies, Inc.	2,260	124,571
Ducommun, Inc.*	440	14,212
DynCorp International, Inc., Class A*	5,160	119,247
EDO Corp.	330	18,483
Heico Corp.	430	21,225
Innovative Solutions & Support, Inc.*	310	5,881
Orbital Sciences Corp.*^	8,830	196,379
United Industrial Corp.	560	42,146

		1,048,318

Air Freight & Logistics (0.4%)
ABX Air, Inc.*	2,000	14,160
Atlas Air Worldwide Holdings, Inc.*	1,070	55,244

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Hub Group, Inc., Class A*	6,000	$180,180
Pacer International, Inc.	1,160	22,098
Park-Ohio Holdings Corp.*	80	2,076

		273,758

Airlines (0.7%)
Allegiant Travel Co.*	80	2,426
AMR Corp.*	3,780	84,256
Continental Airlines, Inc., Class B*	2,670	88,190
Copa Holdings S.A., Class A	1,720	68,886
ExpressJet Holdings, Inc.*	2,150	6,644
Northwest Airlines Corp.*	1,950	34,710
Pinnacle Airlines Corp.*	1,680	26,914
Republic Airways Holdings, Inc.*	2,390	50,596
SkyWest, Inc.	390	9,816
U.S. Airways Group, Inc.*	2,640	69,300
UAL Corp.*	1,910	88,872

		530,610

Building Products (0.5%)
AAON, Inc.	380	7,497
American Woodmark Corp.	420	10,412
Ameron International Corp.	340	35,962
Apogee Enterprises, Inc.	1,300	33,722
Builders FirstSource, Inc.*	400	4,312
Goodman Global, Inc.*	1,690	40,357
Lennox International, Inc.	2,410	81,458
Masco Corp.	240	5,561
Simpson Manufacturing Co., Inc.^	1,070	34,080
Universal Forest Products, Inc.	690	20,631
USG Corp.*	1,790	67,214

		341,206

Commercial Services & Supplies (5.7%)
ABM Industries, Inc.	7,560	151,049
ACCO Brands Corp.*	6,490	145,636
Administaff, Inc.	4,380	158,994
Advisory Board Co.*	350	20,465
Allied Waste Industries, Inc.*	4,590	58,523
American Ecology Corp.	120	2,543
Barrett Business Services, Inc.	170	4,051
Bowne & Co., Inc.	1,870	31,154
CBIZ, Inc.*	570	4,532
CDI Corp.	1,240	34,571
ChoicePoint, Inc.*	960	36,403
Comfort Systems USA, Inc.	2,330	33,086
COMSYS IT Partners, Inc.*	1,930	32,443
Consolidated Graphics, Inc.*	1,980	124,324
Cornell Cos., Inc.*	1,000	23,550
Corporate Executive Board Co.	300	22,272
CRA International, Inc.*	90	4,337
Deluxe Corp.	6,600	243,144
Diamond Management & Technology Consultants, Inc.	2,270	20,884
Dun & Bradstreet Corp.	480	47,333
Ennis, Inc.	1,100	24,244
Exponent, Inc.*	1,400	35,126
FTI Consulting, Inc.*	310	15,596
Fuel Tech, Inc.*	610	13,475
GeoEye, Inc.*	520	13,390
Heidrick & Struggles International, Inc.*	3,700	134,865
Herman Miller, Inc.	1,700	46,138
HNI Corp.	990	35,640
Hudson Highland Group, Inc.*	1,970	25,078
ICF International, Inc.*	570	15,721
IHS, Inc., Class A*	1,580	89,254
IKON Office Solutions, Inc.	14,600	187,610
Interface, Inc., Class A	5,470	98,733
Kelly Services, Inc., Class A	180	3,566
Kforce, Inc.*	590	$7,587
Knoll, Inc.	8,480	150,435
Korn/Ferry International*	8,300	137,033
Labor Ready, Inc.*	9,400	173,994
Layne Christensen Co.*	560	31,069
Manpower, Inc.	1,390	89,446
McGrath Rentcorp	150	4,986
PHH Corp.*	3,130	82,256
Pike Electric Corp.*	1,240	23,262
R.R. Donnelley & Sons Co.	2,800	102,368
Republic Services, Inc.	2,950	96,494
Resources Connection, Inc.	2,610	60,422
Robert Half International, Inc.	2,010	60,019
Rollins, Inc.	3,360	89,678
RSC Holdings, Inc.*	2,360	38,704
Schawk, Inc.	90	2,031
School Specialty, Inc.*	240	8,311
Spherion Corp.*	4,410	36,427
Steelcase, Inc., Class A	4,400	79,112
Team, Inc.*	1,330	36,415
TeleTech Holdings, Inc.*	4,880	116,681
Tetra Tech, Inc.*	6,280	132,634
United Stationers, Inc.*	3,390	188,213
Viad Corp.	4,600	165,600
Volt Information Sciences, Inc.*	930	16,405
Waste Connections, Inc.*	3,930	124,817
Waste Industries USA, Inc.	500	14,310
Watson Wyatt Worldwide, Inc., Class A	4,240	190,546

		4,196,985

Construction & Engineering (1.0%)
Aecom Technology Corp.*	260	9,082
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	1,500	64,590
EMCOR Group, Inc.*	7,600	238,336
Fluor Corp.	100	14,398
Integrated Electrical Services, Inc.*	710	18,183
Michael Baker Corp.*	570	27,936
Perini Corp.*	3,700	206,941
Quanta Services, Inc.*	5,468	144,629
Washington Group International, Inc.*	330	28,977

		753,072

Electrical Equipment (1.6%)
A.O. Smith Corp.	590	25,889
Acuity Brands, Inc.	2,400	121,152
AZZ, Inc.*	640	22,374
Belden, Inc.	1,500	70,365
Coleman Cable, Inc.*	30	415
Encore Wire Corp.	670	16,837
EnerSys*	1,230	21,857
FuelCell Energy, Inc.*	1,150	10,281
Genlyte Group, Inc.*	660	42,412
GrafTech International Ltd.*	14,200	253,328
Hubbell, Inc., Class B	240	13,709
II-VI, Inc.*	1,410	48,687
Lamson & Sessions Co.*	700	18,872
LSI Industries, Inc.	500	10,260
Powell Industries, Inc.*	110	4,168
Regal-Beloit Corp.	730	34,960
Rockwell Automation, Inc.	810	56,303
Superior Essex, Inc.*	500	18,640
Thomas & Betts Corp.*	2,070	121,385
Vicor Corp.	440	5,333
Woodward Governor Co.	4,100	255,840

		1,173,067

Industrial Conglomerates (0.4%)
Raven Industries, Inc.	450	18,022

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Sequa Corp., Class A*	560	$92,837
Teleflex, Inc.	1,330	103,634
Tredegar Corp.	3,020	52,095

		266,588

Machinery (3.7%)
Accuride Corp.*	2,490	30,154
Actuant Corp., Class A	1,400	90,958
AGCO Corp.*	350	17,769
Ampco-Pittsburgh Corp.	810	31,898
Astec Industries, Inc.*	2,240	128,688
Axsys Technologies, Inc.*	110	3,406
Badger Meter, Inc.	360	11,538
Barnes Group, Inc.	1,890	60,329
Blount International, Inc.*	1,180	13,405
Cascade Corp.	1,170	76,249
CIRCOR International, Inc.	790	35,874
Clarcor, Inc.	1,300	44,473
Columbus McKinnon Corp.*	800	19,912
Crane Co.	100	4,797
Cummins, Inc.	660	84,407
EnPro Industries, Inc.*	2,640	107,184
FreightCar America, Inc.	260	9,932
Gardner Denver, Inc.*	3,460	134,940
Gorman-Rupp Co.	250	8,290
Hardinge, Inc.	810	28,212
Hurco Cos., Inc.*	540	29,192
Kadant, Inc.*	1,000	28,000
Kaydon Corp.	3,200	166,368
L.B. Foster Co., Class A*	370	16,080
McCoy Corp.	3,100	15,396
Middleby Corp.*	2,640	170,386
Miller Industries, Inc.*	50	856
Mueller Industries, Inc.	2,920	105,529
NACCO Industries, Inc., Class A	960	99,341
Navistar International Corp.*	920	56,764
Nordson Corp.	1,360	68,286
Pall Corp.	2,480	96,472
RBC Bearings, Inc.*	1,140	43,719
Robbins & Myers, Inc.	2,220	127,184
SPX Corp.	1,490	137,914
Sun Hydraulics Corp.	1,030	32,754
Tecumseh Products Co., Class A*	870	16,747
Tennant Co.	650	31,655
Titan International, Inc.^	970	30,962
Toro Co.	2,000	117,660
TurboChef Technologies, Inc.*	210	2,772
Valmont Industries, Inc.	2,120	179,882
Wabash National Corp.	1,640	18,516
Wabtec Corp.	4,980	186,551

		2,721,401

Marine (0.4%)
American Commercial Lines, Inc.*	1,780	42,239
Excel Maritime Carriers Ltd.	1,500	83,700
Genco Shipping & Trading Ltd.	200	13,106
Horizon Lines, Inc., Class A	5,100	155,703
TBS International Ltd., Class A*	70	2,888

		297,636

Road & Rail (0.4%)
Avis Budget Group, Inc.*	2,500	57,225
Con-way, Inc.	1,200	55,200
Dollar Thrifty Automotive Group, Inc.*	150	5,203
Kansas City Southern, Inc.*	1,380	44,395
Laidlaw International, Inc.	2,330	82,062
Landstar System, Inc.	1,070	44,908
Ryder System, Inc.	140	6,860
Saia, Inc.*	360	$5,951

		301,804

Trading Companies & Distributors (0.8%)
Applied Industrial Technologies, Inc.^	6,700	206,561
BlueLinx Holdings, Inc.	840	5,914
Houston Wire & Cable Co.	200	3,622
Kaman Corp.	780	26,957
Nuco2, Inc.*	60	1,544
TAL International Group, Inc.	170	4,262
UAP Holding Corp.	6,890	216,070
W.W. Grainger, Inc.	940	85,718
Watsco, Inc.	920	42,716

		593,364

Transportation Infrastructure (0.1%)
CAI International, Inc.*	1,900	26,790

Total Industrials		12,524,599

Information Technology (24.2%)
Communications Equipment (2.9%)
ADC Telecommunications, Inc.*	9,100	178,451
Adtran, Inc.	8,300	191,149
Anaren, Inc.*	720	10,152
Andrew Corp.*	4,450	61,633
Arris Group, Inc.*	14,800	182,780
Avaya, Inc.*	5,750	97,520
Bel Fuse, Inc., Class A	100	3,818
Blue Coat Systems, Inc.*	450	35,442
C-COR, Inc.*^	2,200	25,278
CommScope, Inc.*	2,290	115,050
Comtech Group, Inc.*	610	11,108
Comtech Telecommunications Corp.*	4,300	230,007
Ditech Networks, Inc.*	1,210	6,377
Dycom Industries, Inc.*	5,860	179,492
EMS Technologies, Inc.*	1,320	32,380
Extreme Networks, Inc.*	6,510	24,998
F5 Networks, Inc.*	950	35,331
Foundry Networks, Inc.*	6,620	117,637
Harmonic, Inc.*	2,890	30,663
Infinera Corp.*^	1,220	24,583
InterDigital Inc.*	6,980	145,044
Ixia*	310	2,703
Loral Space & Communications, Inc.*	650	25,838
MasTec, Inc.*	1,940	27,296
Netgear, Inc.*	2,070	62,969
Network Equipment Technologies, Inc.*	2,120	30,740
Performance Technologies, Inc.*	200	1,002
Plantronics, Inc.	4,350	124,192
ShoreTel, Inc.*	3,100	44,392
Starent Networks Corp.*	600	12,666
Symmetricom, Inc.*	280	1,316
ViaSat, Inc.*	1,410	43,470

		2,115,477

Computers & Peripherals (1.8%)
Brocade Communications Systems, Inc.*	10,820	92,619
Electronics for Imaging, Inc.*	6,600	177,276
Emulex Corp.*	8,400	161,028
Hypercom Corp.*	1,130	5,108
Immersion Corp.*	510	8,354
Intevac, Inc.*	920	13,984
Iomega Corp.*	1,930	10,113
Lexmark International, Inc., Class A*	2,290	95,104
NCR Corp.*	1,680	83,664
Netezza Corp.*	120	1,501
Network Appliance, Inc.*	3,140	84,497

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Novatel Wireless, Inc.*	2,600	$58,890
Palm, Inc.*	6,600	107,382
QLogic Corp.*	5,310	71,419
Rimage Corp.*	100	2,244
Stratasys, Inc.*	1,530	42,167
Synaptics, Inc.*	3,180	151,877
Western Digital Corp.*	5,440	137,741
Xyratex Ltd.*	440	8,444

		1,313,412

Electronic Equipment & Instruments (2.1%)
Acacia Research-Acacia Technologies*	2,270	33,324
Anixter International, Inc.*	300	24,735
Arrow Electronics, Inc.*	2,100	89,292
Avnet, Inc.*	3,440	137,118
AVX Corp.	160	2,576
Checkpoint Systems, Inc.*	3,610	95,268
Cognex Corp.	1,110	19,714
CPI International, Inc.*	500	9,505
CTS Corp.	1,920	24,768
Dolby Laboratories, Inc., Class A*	1,450	50,489
Electro Scientific Industries, Inc.*	850	20,366
Excel Technology, Inc.*.	150	3,742
FARO Technologies, Inc.*	1,000	44,150
Flir Systems, Inc.*	400	22,156
Insight Enterprises, Inc.*	3,400	87,754
Littelfuse, Inc.*	3,400	121,346
LoJack Corp.*	1,350	25,596
Measurement Specialties, Inc.*	220	6,138
Methode Electronics, Inc.	2,190	32,959
Mettler-Toledo International, Inc.*	800	81,600
MTS Systems Corp.	960	39,936
NAM TAI Electronics, Inc.	360	4,529
National Instruments Corp.	560	19,225
Park Electrochemical Corp.	1,130	37,945
PC Connection, Inc.*^	1,220	15,250
Rofin-Sinar Technologies, Inc.*	2,810	197,290
Sanmina-SCI Corp.*	15,450	32,754
SMART Modular Technologies (WWH), Inc.*	1,800	12,870
SYNNEX Corp.*	260	5,346
Tech Data Corp.*	2,740	109,929
Technitrol, Inc.	2,640	71,148
Tektronix, Inc.	3,010	83,497
Zygo Corp.*	260	3,388

		1,565,703

Internet Software & Services (2.2%)
AsiaInfo Holdings, Inc.*	3,240	29,354
Bankrate, Inc.*	870	40,124
Chordiant Software, Inc.*	2,750	38,115
CMGI, Inc.*	63,500	86,360
comScore, Inc.*	300	8,100
Cybersource Corp.*	510	5,962
DealerTrack Holdings, Inc.*	800	33,504
Dice Holdings, Inc.*	810	8,327
Digital River, Inc.*	2,180	97,555
DivX, Inc.*	520	7,732
Equinix, Inc.*^	200	17,738
Greenfield Online, Inc.*	1,450	22,112
iBasis, Inc.*	490	5,267
Imergent, Inc.^	900	20,187
Internet Capital Group, Inc.*	20	240
Interwoven, Inc.*	2,370	33,725
j2 Global Communications, Inc.*	6,300	206,199
Keynote Systems, Inc.*	200	2,746
LoopNet, Inc.*^	1,300	26,702
Omniture, Inc.*	1,690	51,241
Open Text Corp.*^	5,000	$129,850
Perficient, Inc.*	630	13,778
S1 Corp.*	4,440	40,182
SonicWALL, Inc.*	3,620	31,603
TechTarget, Inc.*	330	5,577
TheStreet.com, Inc.^	1,770	21,435
Travelzoo, Inc.*	420	9,639
United Online, Inc.	12,660	190,027
ValueClick, Inc.*	7,960	178,782
VeriSign, Inc.*	4,380	147,781
Vignette Corp.*	2,180	43,753
Vocus, Inc.*	450	13,158
Websense, Inc.*	1,240	24,465

		1,591,320

IT Services (2.7%)
Acxiom Corp.	3,470	68,671
Affiliated Computer Services, Inc., Class A*	1,130	56,771
Alliance Data Systems Corp.*	700	54,208
Authorize.Net Holdings, Inc.*^	2,070	36,494
BearingPoint, Inc.*	6,360	25,758
Broadridge Financial Solutions, Inc.	4,090	77,505
CACI International, Inc., Class A*	550	28,100
Ceridian Corp.*	400	13,896
CIBER, Inc.*	3,750	29,288
Computer Sciences Corp.*	2,980	166,582
Convergys Corp.*	5,540	96,174
CSG Systems International, Inc.*	6,700	142,375
DST Systems, Inc.*	770	66,074
Electronic Data Systems Corp.	1,500	32,760
Fidelity National Information Services, Inc.	1,880	83,416
Fiserv, Inc.*	1,340	68,152
Forrester Research, Inc.*	740	17,442
Gartner, Inc.*	1,760	43,050
Heartland Payment Systems, Inc.	2,900	74,530
Hewitt Associates, Inc., Class A*	1,510	52,925
ManTech International Corp., Class A*	3,980	143,200
MAXIMUS, Inc.	1,640	71,471
MPS Group, Inc.*	7,140	79,611
NCI, Inc., Class A*	200	3,784
Perot Systems Corp., Class A*	5,000	84,550
RightNow Technologies, Inc.*	380	6,114
Safeguard Scientifics, Inc.*	1,890	4,328
SAIC, Inc.*	3,240	62,176
Sapient Corp.*	6,440	43,212
SRA International, Inc., Class A*	770	21,622
SYKES Enterprises, Inc.*	1,620	26,908
Syntel, Inc.	2,600	108,108
Total System Services, Inc.^	1,900	52,782
Unisys Corp.*	2,000	13,240
Wright Express Corp.*	130	4,744

		1,960,021

Semiconductors & Semiconductor Equipment (7.0%)
Actel Corp.*	1,260	13,520
Advanced Analogic Technologies, Inc.*	600	6,384
Advanced Energy Industries, Inc.*	8,300	125,330
AMIS Holdings, Inc.*	9,400	91,274
Amkor Technology, Inc.*	12,940	149,069
Analog Devices, Inc.	3,340	120,774
Asyst Technologies, Inc.*	1,990	10,527
Atheros Communications, Inc.*	5,330	159,740
Atmel Corp.*	19,210	99,124
ATMI, Inc.*	4,850	144,288
AuthenTec, Inc.*	1,800	18,000

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Axcelis Technologies, Inc.*	240	$1,226
Brooks Automation, Inc.*	11,300	160,912
Cabot Microelectronics Corp.*^	2,950	126,113
Cohu, Inc.	810	15,188
Credence Systems Corp.*	5,860	18,107
Cymer, Inc.*	4,890	187,727
DSP Group, Inc.*	440	6,965
Emcore Corp.*	1,620	15,552
Entegris, Inc.*	12,700	110,236
Exar Corp.*	1,600	20,896
FEI Co.*	6,280	197,380
Hittite Microwave Corp.*	890	39,294
Integrated Device Technology, Inc.*	2,540	39,319
Intersil Corp., Class A	3,940	131,714
IXYS Corp.*	270	2,816
KLA-Tencor Corp.	2,910	162,320
Kulicke & Soffa Industries, Inc.*	3,600	30,528
Lam Research Corp.*	2,700	143,802
Linear Technology Corp.	2,280	79,777
LTX Corp.*	3,920	13,994
Mattson Technology, Inc.*	2,170	18,771
Micrel, Inc.	15,500	167,400
Microtune, Inc.*	720	4,334
MIPS Technologies, Inc.*	820	6,478
MKS Instruments, Inc.*	8,180	155,584
Monolithic Power Systems, Inc.*	1,580	40,132
National Semiconductor Corp.	5,620	152,414
Netlogic Microsystems, Inc.*	1,220	44,054
Novellus Systems, Inc.*	4,500	122,670
ON Semiconductor Corp.*^	9,700	121,832
PMC-Sierra, Inc.*^	20,090	168,555
RF Micro Devices, Inc.*	23,760	159,905
Rudolph Technologies, Inc.*	1,050	14,522
Semtech Corp.*	7,970	163,226
Sigma Designs, Inc.*	800	38,592
Silicon Laboratories, Inc.*	3,850	160,776
Silicon Storage Technology, Inc.*	3,200	10,304
SiRF Technology Holdings, Inc.*	2,690	57,432
Skyworks Solutions, Inc.*	16,920	152,957
Standard Microsystems Corp.*	1,150	44,183
Supertex, Inc.*	590	23,529
Teradyne, Inc.*	8,380	115,644
Tessera Technologies, Inc.*	3,590	134,625
TriQuint Semiconductor, Inc.*	1,580	7,758
Ultra Clean Holdings, Inc.*	430	6,321
Ultratech, Inc.*	290	4,019
Varian Semiconductor Equipment Associates, Inc.*	2,360	126,307
Veeco Instruments, Inc.*	550	10,659
Verigy Ltd.*	6,050	149,495
Volterra Semiconductor Corp.*	540	6,631
Xilinx, Inc.	5,830	152,396
Zoran Corp.*	7,030	142,006

		5,125,407

Software (5.5%)
Activision, Inc.*	3,880	83,769
Actuate Corp.*	5,670	36,571
Advent Software, Inc.*	1,410	66,228
American Software, Inc., Class A	370	3,404
Ansoft Corp.*	1,060	34,959
ANSYS, Inc.*	1,600	54,672
Applix, Inc.*	400	7,112
Aspen Technology, Inc.*	11,510	164,823
Autodesk, Inc.*	3,420	170,897
BEA Systems, Inc.*	9,940	137,868
Blackbaud, Inc.	4,150	104,746
Blackboard, Inc.*	1,080	49,507
BMC Software, Inc.*	4,570	142,721
Cadence Design Systems, Inc.*	4,610	$102,296
Check Point Software Technologies Ltd.*	3,230	81,331
Citrix Systems, Inc.*	2,200	88,704
Cognos, Inc.*	650	26,995
Commvault Systems, Inc.*	370	6,852
Compuware Corp.*	11,040	88,541
Concur Technologies, Inc.*	2,500	78,800
Double-Take Software, Inc.*	300	5,733
Epicor Software Corp.*	2,540	34,976
EPIQ Systems, Inc.*	2,500	47,050
Fair Isaac Corp.	2,910	105,080
FalconStor Software, Inc.*	2,990	36,029
Informatica Corp.*	5,250	82,425
Interactive Intelligence, Inc.*	720	13,680
InterVoice, Inc.*	250	2,348
Intuit, Inc.*	1,320	39,996
Jack Henry & Associates, Inc.	4,350	112,491
JDA Software Group, Inc.*	1,350	27,891
Lawson Software, Inc.*	9,960	99,700
Magma Design Automation, Inc.*	2,600	36,582
Manhattan Associates, Inc.*	2,200	60,302
McAfee, Inc.*	3,900	135,993
Mentor Graphics Corp.*	7,600	114,760
Micros Systems, Inc.*	1,780	115,825
MicroStrategy, Inc., Class A*	1,840	145,986
NAVTEQ Corp.*	570	44,443
Novell, Inc.*	6,550	50,042
Nuance Communications, Inc.*	600	11,586
Parametric Technology Corp.*	2,800	48,776
Progress Software Corp.*	380	11,514
PROS Holdings, Inc.*	2,400	28,968
Quality Systems, Inc.	10	366
Quest Software, Inc.*	6,110	104,848
Radiant Systems, Inc.*	1,860	29,444
Red Hat, Inc.*	3,690	73,320
Salesforce.com, Inc.*	980	50,294
Secure Computing Corp.*	2,100	20,433
SPSS, Inc.*	2,000	82,280
Sybase, Inc.*	2,900	67,077
Synchronoss Technologies, Inc.*	1,930	81,176
Synopsys, Inc.*	4,400	119,152
Taleo Corp., Class A*	1,490	37,861
The9 Ltd. (ADR)*^	2,200	75,878
THQ, Inc.*	1,980	49,460
TIBCO Software, Inc.*	25,790	190,588
Tyler Technologies, Inc.*	2,230	29,770
Ultimate Software Group, Inc.*	450	15,705
Vasco Data Security International, Inc.*	1,290	45,550
Wind River Systems, Inc.*	2,800	32,956

		4,049,130

Total Information Technology		17,720,470

Materials (7.5%)
Chemicals (3.5%)
American Vanguard Corp	140	2,733
Arch Chemicals, Inc.	1,300	60,944
Ashland, Inc.	620	37,330
Cabot Corp.	1,540	54,716
Calgon Carbon Corp.*^	3,110	43,416
Celanese Corp., Class A	3,630	141,497
CF Industries Holdings, Inc.	2,830	214,825
Eastman Chemical Co.	100	6,673
Ferro Corp.	5,260	105,095
FMC Corp	100	5,202
H.B. Fuller Co.	5,560	165,021
Hercules, Inc.	7,250	152,395

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
ICO, Inc.*	1,280	$18,022
Innophos Holdings, Inc.	700	10,668
Innospec, Inc.	1,270	28,931
Koppers Holdings, Inc.	1,180	45,560
Landec Corp.*	1,100	17,006
LSB Industries, Inc.*	560	13,244
Lubrizol Corp.	910	59,205
Lyondell Chemical Co.	2,700	125,145
Minerals Technologies, Inc.	1,140	76,380
Nalco Holding Co.	2,100	62,265
NewMarket Corp.	200	9,876
Nova Chemicals Corp.	100	3,860
Olin Corp.	7,090	158,674
OM Group, Inc.*	1,770	93,474
Penford Corp	20	754
PolyOne Corp.*	2,600	19,422
Rockwood Holdings, Inc.*	3,200	114,656
Schulman (A.), Inc.	860	16,968
Scotts Miracle-Gro Co., Class A	740	31,635
Sensient Technologies Corp.	7,100	204,977
Spartech Corp.	5,000	85,300
Stepan Co.	430	13,291
Terra Industries, Inc.*	4,270	133,480
Tronox, Inc., Class A	400	3,720
Tronox, Inc., Class B	300	2,709
Valhi, Inc.	900	21,375
W.R. Grace & Co.*^	6,900	185,334

		2,545,778

Construction Materials (0.0%)
U.S. Concrete, Inc.*	40	263

Containers & Packaging (0.9%)
AEP Industries, Inc.*	400	16,936
AptarGroup, Inc.	1,110	42,036
Crown Holdings, Inc.*	1,730	39,375
Graphic Packaging Corp.*	830	3,752
Myers Industries, Inc.	1,460	28,937
Owens-Illinois, Inc.*	2,430	100,723
Packaging Corp. of America	3,890	113,082
Pactiv Corp.*	2,310	66,205
Rock-Tenn Co., Class A	6,050	174,845
Silgan Holdings, Inc.	1,600	86,000
Sonoco Products Co.	880	26,558

		698,449

Metals & Mining (2.9%)
A.M. Castle & Co.	310	10,106
AK Steel Holding Corp.*	2,130	93,614
Amerigo Resources Ltd.	8,800	22,738
Carpenter Technology Corp.	600	78,006
Century Aluminum Co.*	3,900	205,335
Claymont Steel Holdings, Inc.*	100	2,025
Cleveland-Cliffs, Inc.	730	64,218
Commercial Metals Co.	200	6,330
Compass Minerals International, Inc.	4,310	146,712
Farallon Resources Ltd.*	9,900	6,271
Haynes International, Inc.*	800	68,296
Hecla Mining Co.*	20,900	187,055
Metal Management, Inc.	4,300	233,060
Quanex Corp.	3,900	183,222
Redcorp Ventures Ltd.*	46,400	13,528
Schnitzer Steel Industries, Inc., Class A	3,710	271,906
Steel Dynamics, Inc.	2,810	131,227
United States Steel Corp.	1,410	149,375
Universal Stainless & Alloy Products, Inc.*	240	9,550
Wheeling-Pittsburgh Corp.*	90	1,737
Worthington Industries, Inc.	8,940	$210,626

		2,094,937

Paper & Forest Products (0.2%)
Bowater, Inc.	3,670	54,756
Buckeye Technologies, Inc.*	2,820	42,695
Mercer International, Inc.*	650	6,143
Neenah Paper, Inc.	410	13,567
Schweitzer-Mauduit International, Inc.	900	20,970
Wausau Paper Corp.	590	6,578

		144,709

Total Materials		5,484,136

Telecommunication Services (2.0%)
Diversified Telecommunication Services (1.6%)
Alaska Communications Systems Group, Inc.	2,750	39,738
Atlantic Tele-Network, Inc.	740	26,899
Cbeyond, Inc.*	3,900	159,081
CenturyTel, Inc.	2,100	97,062
Cincinnati Bell, Inc.*	39,100	193,154
Citizens Communications Co.	5,140	73,605
Cogent Communications Group, Inc.*	5,620	131,171
Consolidated Communications Holdings, Inc.	1,300	25,493
Embarq Corp.	2,070	115,092
FairPoint Communications, Inc.	250	4,715
General Communication, Inc., Class A*	1,340	16,268
Iowa Telecommunications Services, Inc.	2,030	40,295
North Pittsburgh Systems, Inc.	100	2,376
NTELOS Holdings Corp.	2,200	64,812
PAETEC Holding Corp.*	1,700	21,199
Premiere Global Services, Inc.*	9,350	118,277
SureWest Communications	190	4,752
Time Warner Telecom, Inc., Class A*	400	8,788
Windstream Corp.	2,190	30,923

		1,173,700

Wireless Telecommunication Services (0.4%)
Cellcom Israel Ltd.	1,160	28,211
Centennial Communications Corp.*	3,120	31,574
Dobson Communications Corp., Class A*	3,000	38,370
Rural Cellular Corp., Class A*	400	17,400
Syniverse Holdings, Inc.*	1,670	26,553
Telephone & Data Systems, Inc.	2,190	146,183
U.S. Cellular Corp.*	30	2,946
USA Mobility, Inc.*	1,560	26,317

		317,554

Total Telecommunication Services		1,491,254

Utilities (2.4%)
Electric Utilities (0.7%)
Central Vermont Public Service Corp.	340	12,424
El Paso Electric Co.*	6,800	157,284
Northeast Utilities	1,300	37,141
Otter Tail Corp.	1,710	60,961
Portland General Electric Co.	1,590	44,202
Reliant Energy, Inc.*	1,670	42,752
Unisource Energy Corp.	4,960	148,254
Westar Energy, Inc.	1,660	40,770

		543,788

Gas Utilities (1.1%)
Atmos Energy Corp.	1,910	54,091
New Jersey Resources Corp.	3,330	165,135
Northwest Natural Gas Co.^	3,340	152,638
ONEOK, Inc.	1,900	90,060
South Jersey Industries, Inc.	1,200	41,760

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Southwest Gas Corp.	3,030	$85,719
UGI Corp.	1,830	47,543
WGL Holdings, Inc.	5,460	185,040

		821,986

Independent Power Producers & Energy Traders (0.2%)
Canadian Hydro Developers, Inc.*	900	5,610
NRG Energy, Inc.*	2,670	112,914

		118,524

Multi-Utilities (0.4%)
Avista Corp.	4,270	86,894
Black Hills Corp.	2,380	97,628
CenterPoint Energy, Inc.	1,550	24,847
DTE Energy Co.	330	15,985
Energy East Corp.	670	18,124
NiSource, Inc.	330	6,316
Vectren Corp.	1,770	48,303

		298,097

Total Utilities		1,782,395

Total Common Stocks (98.9%) (Cost $72,532,569)		72,435,220

	Number of Warrants
WARRANTS:
Materials (0.0%)
Metals & Mining (0.0%)
Redcorp Ventures Ltd., expiring 7/10/09* (Cost $—)	23,200	1,624

INVESTMENT COMPANIES:
iShares Russell 2000 Index Fund^	2,200	$176,088

Total Investment Companies (0.2%) (Cost $176,737)		176,088

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (3.4%)
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	$2,448,249	2,448,249

Time Deposit (3.4%)
JPMorgan Chase Nassau
4.43%, 10/1/07	2,503,385	2,503,385

Total Short-Term Investments (6.8%)
(Amortized Cost $4,951,634)		4,951,634

Total Investments (105.9%) (Cost/Amortized Cost $77,660,940)		77,564,566
Other Assets Less Liabilities (-5.9%)		(4,347,391)

Net Assets (100%)		$73,217,175

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$100,362,301
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$49,617,922

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,583,088
Aggregate gross unrealized depreciation	(4,718,562)

Net unrealized depreciation	$(135,474)

Federal income tax cost of investments	$77,700,040

At September 30, 2007, the Portfolio had loaned securities with a total value of $2,384,575. This was secured by collateral of $2,448,249 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2007, the Portfolio incurred approximately $725 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (19.0%)
Asset-Backed Securities (11.8%)
Aames Mortgage Investment Trust, Series 06-1 A1
5.191%, 4/25/36 (b)(l)	$14,356	$14,337
Accredited Mortgage Loan Trust, Series 05-3 A2B
5.291%, 9/25/35 (b)(l)	1,682	1,682
ACE Securities Corp., Series 06-NC3 A2A
5.181%, 12/25/36 (b)(l)	68,219	67,738
Series 07-ASP2 A2A
5.221%, 6/25/37 (b)(l)	1,140,041	1,135,231
AmeriCredit Automobile Receivables Trust, Series 07-CM A1
5.318%, 8/6/08	2,659,424	2,660,231
AmeriCredit Prime Automobile Receivables Trust, Series 07-1 A1
5.322%, 6/9/08	700,982	701,150
Amortizing Residential Collateral Trust, Series 02-BC4 A
5.421%, 7/25/32 (b)(l)	1,269	1,233
Argent Securities, Inc., Series 06-M3 A2A
5.181%, 10/25/36 (b)(l)	236,868	235,045
Series 06-W1 A2A
5.211%, 3/25/36 (b)(l)	53,330	53,267
Series 06-W3 A2A
5.201%, 4/25/36 (b)(l)	62,167	62,108
Series 06-W5 A2A
5.171%, 6/25/36 (b)(l)	447,702	447,067
Asset Backed Funding Certificates, Series 04-OPT5 A1
5.481%, 6/25/34 (b)(l)	271,154	264,830
Series 06-OPT3 A3A
5.191%, 11/25/36 (b)(l)	66,109	65,730
Bank One Issuance Trust, Series 03-A3 A3
5.863%, 12/15/10 (l)	200,000	200,062
Bear Stearns Asset Backed Securities Trust, Series 02-2 A1
5.461%, 10/25/32 (b)(l)	16,483	16,123
Series 04-BO1 1A1
5.331%, 9/25/34 (b)(l)	30,110	30,037
Series 05-4 A
5.461%, 1/25/36 (b)(l)	27,428	27,034
Series 06-EC1 A1
5.211%, 12/25/35 (b)(l)	10,459	10,453
Carrington Mortgage Loan Trust, Series 06-NC5 A1
5.181%, 1/25/37 (b)(l)	1,324,182	1,314,434
Centex Home Equity, Series 06-A AV1
5.181%, 6/25/36 (b)(l)	170,809	170,591
Chase Credit Card Master Trust, Series 02-3 A
5.923%, 9/15/11 (l)	5,300,000	5,296,827
Series 02-7 A
5.873%, 2/15/10 (l)	100,000	100,014
Series 03-3 A
5.863%, 10/15/10 (l)	200,000	200,021
Series 03-6 A
5.863%, 2/15/11 (l)	300,000	299,820
Chase Issuance Trust, Series 05-A1 A1
5.763%, 12/15/10 (l)	100,000	99,977
Citibank Credit Card Issuance Trust, Series 03-A1 A1
5.460%, 1/15/10 (l)	$100,000	$100,019
Series 03-A6 A6
2.900%, 5/17/10	2,600,000	2,565,123
Series 03-A11 A11
5.410%, 10/15/09 (l)	1,100,000	1,100,022
Citigroup Mortgage Loan Trust, Inc., Series 06-WFH4 A1
5.181%, 11/25/36 (b)(l)	106,911	106,423
Series 06-WMC1 A2A
5.211%, 12/25/35 (b)(l)	75,038	74,947
Series 07-AHL3 A3A
5.191%, 5/25/37 (b)(l)	2,404,623	2,374,549
Series 07-AMC2 A3A
5.211%, 1/25/37 (l)	886,172	879,314
Series 07-AMC4 A2A
5.191%, 5/25/37 (b)(l)	2,430,047	2,409,670
Countrywide Asset-Backed Certificates, Series 06-1 AF1
5.261%, 7/25/36 (b)(l)	31,666	31,639
Series 06-4 2A1
5.201%, 7/25/36 (b)(l)	37,994	37,911
Series 06-6 2A1
5.201%, 9/25/36 (b)(l)	24,703	24,696
Series 06-6 2A2
5.311%, 9/25/36 (b)(l)	2,500,000	2,464,709
Series 06-8 2A1
5.161%, 1/25/46 (b)(l)	248,745	247,548
Series 06-11 3AV1
5.191%, 9/25/46 (b)(l)	76,031	75,733
Series 06-13 3AV1
5.181%, 1/25/37 (b)(l)	139,860	139,377
Series 06-15 A1
5.241%, 10/25/46 (b)(l)	224,913	223,846
Series 06-18 2A1
5.181%, 3/25/37 (b)(l)	765,136	761,449
Series 06-21 2A1
5.181%, 5/25/37 (b)(l)	72,882	72,299
Series 06-22 2A1
5.181%, 5/25/37 (b)(l)	78,198	77,518
Series 06-23 2A1
5.181%, 5/25/37 (b)(l)	1,355,391	1,347,654
Series 06-24 2A1
5.181%, 5/25/37 (b)(l)	1,466,077	1,457,125
Series 07-6 2A1
5.231%, 9/25/37 (b)(l)	792,026	786,479
Credit-Based Asset Servicing and Securitization LLC, Series 07-CB6 A1
5.251%, 7/25/37 §(b)(l)	3,203,480	3,189,465
First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF1 2A1
5.221%, 1/25/36 (b)(l)	201,822	201,038
Series 06-FF15 A3
5.181%, 11/25/36 (b)(l)	1,636,801	1,613,001
Series 06-FF16 2A1
5.181%, 12/25/36 (b)(l)	65,425	64,948
First NLC Trust, Series 07-1 A1
5.201%, 8/25/37 §(b)(l)	2,495,431	2,484,124
First USA Credit Card Master Trust, Series 98-6 A
5.774%, 4/18/11 (l)	2,100,000	2,100,227
Fremont Home Loan Trust, Series 06-C 2A1
5.181%, 10/25/36 (b)(l)	61,041	60,613

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Series 06-E 2A1
5.191%, 1/25/37 (b)(l)	$151,302	$149,631
GS Auto Loan Trust, Series 07-1 A1
5.344%, 7/15/08	1,737,616	1,738,709
GSAMP Trust, Series 06-HE7 A2A
5.171%, 10/25/46 (b)(l)	63,287	62,948
Series 06-S6 A1A
5.201%, 10/25/36 (b)(l)	18,612	17,943
HFC Household Home Equity Loan Asset Backed Certificates, Series 06-4 A1V
5.566%, 3/20/36 (b)(l)	960,173	955,839
Home Equity Asset Trust, Series 06-2 2A1
5.211%, 5/25/36 §(b)(l)	65,853	65,505
HSI Asset Securitization Corp. Trust, Series 06-HE1 2A1
5.181%, 10/25/36 (b)(l)	73,847	73,313
Series 06-HE2 2A1
5.181%, 12/25/36 (b)(l)	1,420,244	1,407,047
Series 06-OPT1 2A1
5.211%, 12/25/35 (b)(l)	63,214	62,955
Series 07-WF1 2A1
5.191%, 5/25/37 (b)(l)	2,502,208	2,474,448
Indymac Residential Asset Backed Trust, Series 05-D AII1
5.231%, 3/25/36 (b)(l)	5,376	5,375
Series 06-A A1
5.221%, 3/25/36 (b)(l)	131,631	131,378
Series 06-D 2A1
5.181%, 11/25/36 (b)(l)	100,420	100,063
Series 06-E 2A1
5.191%, 4/25/37 (b)(l)	1,274,750	1,265,733
Series 07-A 2A1
5.261%, 4/25/37 (b)(l)	2,122,244	2,108,691
Series 07-B 2A1
5.211%, 7/25/37 (b)(l)	1,253,242	1,243,053
JP Morgan Mortgage Acquisition Corp., Series 06-CH1 A2
5.181%, 7/25/36 (b)(l)	105,905	105,393
Series 06-CW2 AV2
5.171%, 8/25/36 (b)(l)	37,356	37,186
Series 06-HE3 A2
5.201%, 11/25/36 (b)(l)	57,431	57,123
Series 06-WMC3 A2
5.181%, 8/25/36 (b)(l)	216,508	214,951
Series 07-CH4 A2
5.191%, 5/25/27 (b)(l)	1,465,181	1,451,807
Lehman ABS Mortgage Loan Trust, Series 07-1 2A1
5.221%, 6/25/37 §(b)(l)	821,138	817,417
Lehman XS Trust, Series 06-4N A1A
5.211%, 4/25/46 (l)	171,034	170,602
Series 06-9 A1A
5.201%, 5/25/46 (l)	112,767	112,503
Series 06-10N 1A1A
5.211%, 7/25/46 (l)	143,162	142,637
Series 06-16N A1A
5.211%, 11/25/46 (b)(l)	323,682	317,197
Long Beach Mortgage Loan Trust, Series 05-WL2 3A1
5.685%, 8/25/35 (b)(l)	42,650	42,325
Series 06-1 2A1
5.211%, 2/25/36 (b)(l)	13,454	13,449
Series 06-2 2A1
5.201%, 3/25/36 (b)(l)	$7,712	$7,708
Series 06-3 2A1
5.191%, 5/25/46 (b)(l)	15,167	15,148
Series 06-10 2A1
5.171%, 11/25/36 (b)(l)	70,195	69,786
MASTR Asset Backed Securities Trust, Series 06-HE5 A1
5.191%, 11/25/36 (b)(l)	1,363,462	1,355,402
Series 06-NC1 A1
5.211%, 1/25/36 (b)(l)	59,897	59,818
Series 07-HE1 A1
5.211%, 5/25/37 (b)(l)	2,011,894	1,989,117
MBNA Master Credit Card Trust, Series 98-E A
5.505%, 9/15/10 (l)	100,000	100,024
Merrill Lynch First Franklin Mortgage Loan Trust, Series 07-4 2A1
5.191%, 7/25/37 (b)(l)	2,355,911	2,335,959
Merrill Lynch Mortgage Investors, Inc., Series 06-AHL1 A2A
5.181%, 5/25/37 (b)(l)	149,913	149,101
Series 06-FF1 A2A
5.201%, 8/25/36 (b)(l)	623,793	621,715
Series 06-MLN1 A2A
5.201%, 7/25/37 (b)(l)	205,728	204,198
Series 06-RM3 A2A
5.161%, 6/25/37 (b)(l)	91,181	90,883
Series 06-RM5 A2A
5.191%, 10/25/37 (b)(l)	149,371	148,255
Series 06-WMC1 A2A
5.211%, 1/25/37 (b)(l)	7,698	7,696
Morgan Stanley ABS Capital I, Series 06-HE4 A1
5.171%, 6/25/36 (b)(l)	33,903	33,780
Series 06-HE7 A2A
5.181%, 9/25/36 (b)(l)	183,022	181,979
Series 06-HE8 A2A
5.181%, 10/25/36 (b)(l)	129,594	128,833
Series 06-NC5 A2A
5.171%, 10/25/36 (b)(l)	188,492	187,131
Series 06-WMC2 A2A
5.171%, 7/25/36 (b)(l)	561,461	558,202
Series 07-HE6 A1
5.191%, 5/25/37 (b)(l)	1,689,057	1,669,455
Series 07-NC3 A2A
5.191%, 5/25/37 (b)(l)	1,725,853	1,718,302
Morgan Stanley IXIS Real Estate Capital Trust,
Series 06-2 A1
5.181%, 11/25/36 (b)(l)	64,163	63,661
Nationstar Home Equity Loan Trust, Series 07-C 2AV1
5.191%, 6/25/37 (b)(l)	2,157,913	2,141,534
Nelnet Student Loan Trust, Series 04-3 A3
5.450%, 7/25/16 (l)	82,594	82,652
Series 04-4 A3
5.450%, 10/25/16 (l)	59,721	59,731
Newcastle Mortgage Securities Trust, Series 06-1 A1
5.201%, 3/25/36 (b)(l)	45,267	45,079
Nomura Asset Acceptance Corp., Series 06-S1 A1
5.271%, 1/25/36 §(b)(l)	37,921	36,376

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Option One Mortgage Loan Trust, Series 06-2 2A1
5.181%, 7/25/36 (b)(l)	$32,579	$32,460
Park Place Securities, Inc., Series 05-WCW1 A1B
5.391%, 9/25/35 (b)(l)	19,872	19,715
Quest Trust, Series 04-X2 A1
5.691%, 6/25/34 §(b)(l)	1,295	1,295
Residential Asset Mortgage Products, Inc., Series 06-RS6 A1
5.201%, 11/25/36 (b)(l)	47,951	47,803
Residential Asset Securities Corp., Series 06-EMX4 A1
5.171%, 6/25/36 (b)(l)	182,866	182,186
Series 06-KS4 A1
5.171%, 6/25/36 (b)(l)	262,319	261,341
Series 06-KS9 AI1
5.201%, 11/25/36 (b)(l)	400,444	397,310
Series 07-KS3 AI1
5.241%, 4/25/37 (b)(l)	1,072,198	1,064,392
Residential Funding Mortgage Securities II, Inc., Series 05-HI3 A1
5.271%, 9/25/35 (b)(l)	22,941	22,933
Securitized Asset Backed Receivables LLC Trust, Series 06-NC3 A2A
5.181%, 9/25/36 (b)(l)	60,433	59,916
Series 07-BR5 A2A
5.261%, 5/25/37 (b)(l)	2,766,317	2,743,455
Series 07-HE1 A2A
5.191%, 12/25/36 (b)(l)	3,036,593	3,012,408
SLC Student Loan Trust,
Series 07-1 A1
5.538%, 2/15/15 (l)	2,561,408	2,556,206
SLM Student Loan Trust, Series 06-5 A2
5.350%, 7/25/17 (l)	761,931	761,296
Series 06-8 A1
5.340%, 4/25/12 (l)	37,563	37,566
Series 06-9 A1
5.330%, 10/25/12 (l)	13,540	13,541
Series 06-9 A2
5.360%, 4/25/17 (l)	2,900,000	2,890,485
Series 06-10 A1
5.330%, 7/25/13 (l)	73,980	73,984
Series 07-1 A1
5.330%, 4/25/12 (l)	673,194	673,436
Series 07-2 A1
5.340%, 4/25/14 (l)	4,169,484	4,170,259
Series 07-5 A1
5.352%, 7/25/13 (l)	3,400,000	3,400,263
Soundview Home Equity Loan Trust, Series 05-OPT1 2A3
5.361%, 6/25/35 (b)(l)	6,115	6,113
Series 06-EQ1 A1
5.181%, 10/25/36 (b)(l)	189,434	188,291
Series 06-OPT5 2A1
5.161%, 7/25/36 (b)(l)	65,226	65,194
Series 06-WF1 A1A
5.231%, 10/25/36 (b)(l)	42,122	41,919
Structured Asset Investment Loan Trust, Series 06-4 A3
5.181%, 7/25/36 (b)(l)	50,570	50,002
Structured Asset Securities Corp., Series 02-HF1 A
5.421%, 1/25/33 (b)(l)	$2,155	$2,081
Series 05-7XS 2A1A
4.900%, 4/25/35 (b)(l)	207,593	205,087
Series 05-S7 A1
5.261%, 12/25/35 §(b)(l)	83,094	82,874
Series 06-BC3 A2
5.181%, 10/25/36 (b)(l)	264,697	262,001
Wachovia Auto Loan Owner Trust, Series 07-1 A1
5.337%, 6/20/08	1,102,561	1,102,898
Wachovia Auto Owner Trust, Series 07-A A1
5.340%, 7/18/08	1,688,223	1,688,223
WaMu Mortgage Pass- Through Certificates, Series 06-HE5 2A1
5.191%, 10/25/36 (b)(l)	1,658,725	1,647,220
Wells Fargo Home Equity Trust, Series 06-3 A1
5.181%, 1/25/37 (b)(l)	1,320,202	1,312,355

		99,029,762

Non-Agency CMO (7.2%)
American Home Mortgage Investment Trust, Series 05-2 5A2
5.281%, 9/25/35 (l)	32,665	32,614
Banc of America Funding Corp., Series 06-A 1A1
4.614%, 2/20/36 (l)	665,003	658,521
Series 06-J 4A1
6.144%, 1/20/47 (l)	897,901	899,983
Bear Stearns Adjustable Rate Mortgage Trust, Series 03-8 2A1
4.779%, 1/25/34 (l)	23,883	24,086
Series 03-8 4A1
4.613%, 1/25/34 (l)	55,708	56,277
Series 04-10 21A1
4.879%, 1/25/35 (l)	5,989,996	5,923,362
Bear Stearns Alt-A Trust, Series 05-7 22A1
5.507%, 9/25/35 (l)	4,106,843	4,100,698
Bear Stearns Asset Backed Securities Trust, Series 06-IM1 A4
5.221%, 4/25/36 (b)(l)	52,785	52,658
Bear Stearns Commercial Mortgage Securities, Inc., Series 98-C1 A2
6.440%, 6/16/30	195,750	196,544
Bear Stearns Structured Products, Inc., Series 07-R7 A1
5.700%, 1/25/37 †(l)	3,640,831	3,615,521
Chevy Chase Mortgage Funding Corp., Series 07-2A A1
5.261%, 5/25/48 †§(l)	2,349,907	2,293,375
Citigroup Commercial Mortgage Trust, Series 06-FL2 A1
5.823%, 8/15/21 §(l)	71,349	71,176
Citigroup Mortgage Loan Trust, Inc., Series 05-6 A2
4.248%, 8/25/35 (l)	639,356	624,258
Series 05-6 A3
4.098%, 8/25/35 (l)	84,435	82,256
Series 05-11 A1A
4.900%, 12/25/35 (l)	69,150	68,866

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Series 05-11 A2A
4.700%, 12/25/35 (l)	$815,843	$801,896
Commercial Mortgage Pass- Through Certificates, Series 99-1 A2
6.455%, 5/15/32	181,070	182,159
Countrywide Alternative Loan Trust, Series 03-J1 4A1
6.000%, 10/25/32	6,412	6,405
Series 05-61 2A1
5.411%, 12/25/35 (l)	49,560	49,045
Series 06-OA8 2A1
5.201%, 7/25/46 (b)(l)	16,437	16,422
Series 06-OA12 A1A
5.576%, 9/20/46 (l)	135,758	135,267
Series 06-OA22 A1
5.291%, 2/25/47 (l)	1,255,155	1,226,874
Series 07-OA7 A1A
5.311%, 2/25/47 (l)	176,077	170,253
Countrywide Home Loan Mortgage Pass-Through Trust, Series 02-30 M
3.850%, 10/19/32 (l)	21,321	21,289
Series 03-HYB3 7A1
3.775%, 11/19/33 (l)	68,001	66,075
Series 04-7 5A2
5.401%, 5/25/34 (l)	914	913
Series 05-R2 1AF1
5.471%, 6/25/35 §(l)	59,532	58,256
CS First Boston Mortgage Securities Corp., Series 02-P1A A
5.953%, 3/25/32 §(l)	4,121	4,107
Series 05-C6 A1
4.938%, 12/15/40	146,268	145,863
Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 07-1 1A1
5.221%, 8/25/37 (l)	2,410,878	2,392,579
First Horizon Alternative Mortgage Securities Trust, Series 04-AA1 A1
4.731%, 6/25/34 (l)	130,247	129,212
First Horizon Mortgage Pass-Through Trust, Series 05-AR3 2A1
5.371%, 8/25/35 (l)	725,258	721,023
Greenpoint Mortgage Funding Trust, Series 05-AR5 1A1
5.401%, 11/25/45 (l)	95,079	93,400
Series 06-AR6 A1A
5.211%, 10/25/46 (l)	160,986	159,928
GS Mortgage Securities Corp. II, Series 06-FL8A A1
5.898%, 6/6/20 §(l)	21,853	21,843
Series 07-EOP A1
5.888%, 3/6/20 §(l)	856,665	848,786
Harborview Mortgage Loan Trust, Series 05-2 2A1A
5.723%, 5/19/35 (l)	64,848	63,500
Series 06-1 2A1A
5.743%, 3/19/37 (l)	201,205	197,717
Series 06-12 2A11
5.593%, 1/19/38 (l)	117,845	117,293
Impac Secured Assets Corp., Series 06-4 A2A
5.211%, 1/25/37 (b)(l)	126,317	126,174
Indymac Index Mortgage Loan Trust, Series 04-AR11 2A
5.048%, 12/25/34 (l)	429,169	426,718
JPMorgan Mortgage Trust, Series 05-A1 6T1
5.023%, 2/25/35 (l)	$2,511,270	$2,432,016
MASTR Adjustable Rate Mortgages Trust, Series 04-13 3A7
3.786%, 11/21/34 (l)	100,000	97,763
Series 07-3 22A1
5.241%, 5/25/47 (l)	401,721	400,605
Mellon Residential Funding Corp., Series 00-TBC3 A1
5.787%, 12/15/30 (l)	66,091	65,428
Series 01-TBC1 A1
6.103%, 11/15/31 (l)	254,905	253,915
Merrill Lynch Floating Trust, Series 06-1 A1
5.823%, 6/15/22 §(l)	84,756	84,254
Merrill Lynch Mortgage Investors, Inc., Series 05-A10 A
5.341%, 2/25/36 (l)	1,858,427	1,842,545
Series 05-2 1A
4.250%, 10/25/35 (l)	3,418,411	3,332,121
Series 05-2 2A
4.250%, 10/25/35 (l)	3,219,919	3,133,858
Series 05-2 3A
6.131%, 10/25/35 (l)	517,394	516,139
Series 05-3 4A
5.381%, 11/25/35 (l)	483,194	479,822
Series 05-3 5A
5.381%, 11/25/35 (l)	364,217	345,590
Residential Accredit Loans, Inc., Series 05-QO1 A1
5.431%, 8/25/35 (l)	96,529	94,007
Securitized Asset Sales, Inc., Series 93-6 A5
7.594%, 11/26/23 (l)	3,283	3,274
Sequoia Mortgage Trust, Series 10 2A1
5.876%, 10/20/27 (l)	36,101	36,022
Structured Adjustable Rate Mortgage Loan Trust, Series 04-1 4A2
4.580%, 2/25/34 (l)	144,134	145,607
Series 04-19 2A1
6.383%, 1/25/35 (l)	77,927	78,110
Series 05-17 3A1
5.535%, 8/25/35 (l)	364,337	364,072
Structured Asset Mortgage Investments, Inc., Series 04-AR5 1A1
5.833%, 10/19/34	153,699	153,608
Series 05-AR5 A1
5.753%, 7/19/35 (l)	299,821	298,872
Series 05-AR5 A2
5.753%, 7/19/35 (l)	726,008	722,587
Series 05-AR5 A3
5.753%, 7/19/35 (l)	1,253,492	1,230,827
Series 06-AR4 2A1
5.321%, 6/25/36 (l)	60,896	59,574
Series 06-AR7 A8
5.201%, 8/25/36 (l)	155,904	155,247
Series 07-AR3 1A1
5.231%, 4/25/37 (l)	1,398,934	1,389,849
Structured Asset Securities Corp., Series 06-11 A1
5.322%, 10/25/35 †§(l)	196,983	195,212

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
Series 06-OPT1 A3
5.241%, 4/25/36 (b)(l)		$2,500,000	$2,469,260
TBW Mortgage Backed Pass-Through Certificates, Series 06-4 A1B
5.231%, 9/25/36 (l)		35,760	35,709
Thornburg Mortgage Securities Trust, Series 06-5 A1
5.251%, 10/25/46		639,211	629,574
Wachovia Bank Commercial Mortgage Trust, Series 06-WL7A A1
5.843%, 9/15/21 §(l)		3,348,585	3,335,938
Series 07-WHL8 A1
5.833%, 6/15/20 §(l)		2,440,479	2,437,111
WaMu Mortgage Pass- Through Certificates, Series 02-AR2 A
5.527%, 2/27/34 (l)		17,053	16,950
Series 02-AR17 1A
6.183%, 11/25/42 (l)		30,078	30,186
Series 03-R1 A1
5.671%, 12/25/27 (l)		532,717	532,668
Series 05-AR11 A1B1
5.421%, 8/25/45 (l)		17,261	17,224
Series 05-AR13 A1A1
5.421%, 10/25/45 (l)		446,009	436,087
Series 05-AR15 A1A1
5.391%, 11/25/45 (l)		100,624	98,994
Series 06-AR3 A1A
5.983%, 2/25/46 (l)		154,976	150,429
Series 06-AR7 3A
5.777%, 7/25/46 (l)		418,781	418,317
Series 06-AR9 1A
5.983%, 8/25/46 (l)		4,228,945	4,149,652
Series 06-AR15 2A
6.483%, 11/25/46 (l)		89,718	89,820
Wells Fargo Mortgage Backed Securities Trust, Series 04-S A1
3.540%, 9/25/34 (l)		148,007	145,233
Series 05-AR10 2A12
4.110%, 6/25/35 (l)		156,029	155,254

			59,942,522

Total Asset-Backed and Mortgage-Backed Securities			158,972,284

Consumer Discretionary (0.1%)
Hotels, Restaurants & Leisure (0.0%)
Harrah’s Operating Co., Inc.
7.500%, 1/15/09		100,000	101,125

Media (0.1%)
CSC Holdings, Inc.
7.875%, 12/15/07		600,000	600,750

Total Consumer Discretionary			701,875

Consumer Staples (0.4%)
Food & Staples Retailing (0.1%)
Wal-Mart Stores, Inc.
5.594%, 6/16/08 (l)		1,100,000	1,100,427

Food Products (0.1%)
Kraft Foods, Inc.
6.000%, 2/11/13		700,000	720,608

Tobacco (0.2%)
Reynolds American, Inc.
6.394%, 6/15/11 (l)		$1,200,000	$1,200,000

Total Consumer Staples			3,021,035

Energy (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
Chesapeake Energy Corp.
2.500%, 5/15/37		4,400,000	4,493,500
El Paso Natural Gas Co.
8.375%, 6/15/32		50,000	58,759
Pemex Project Funding Master Trust
8.000%, 11/15/11		50,000	54,675
8.625%, 2/1/22		25,000	30,836
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437%, 9/15/09 §		20,564	20,359
Tennessee Gas Pipeline Co.
8.375%, 6/15/32		150,000	176,277

Total Energy			4,834,406

Financials (6.0%)
Capital Markets (1.1%)
Bear Stearns Cos., Inc.
6.950%, 8/10/12		2,200,000	2,293,757
Goldman Sachs Group, Inc.
5.250%, 12/23/08 (l)		1,800,000	1,794,200
Lehman Brothers Holdings, Inc.
5.179%, 11/24/08 (l)		100,000	98,854
5.260%, 12/23/08 (l)		1,800,000	1,779,962
Merrill Lynch & Co., Inc.
5.400%, 10/23/08 (l)		800,000	797,654
Morgan Stanley
5.189%, 11/21/08 (l)		300,000	298,520
5.410%, 5/7/09 (l)		2,200,000	2,182,220

			9,245,167

Commercial Banks (2.2%)
American Express Bank FSB
5.826%, 6/12/09 (l)		2,400,000	2,389,198
5.196%, 6/22/09 (l)		1,600,000	1,593,483
Bank of Ireland
5.608%, 12/19/08 (l)		2,500,000	2,498,032
5.696%, 12/18/09 (l)		400,000	398,694
Charter One Bank N.A
5.410%, 4/24/09 (l)		2,100,000	2,086,346
Commonwealth Bank of Australia
5.860%, 6/8/09 §(l)		100,000	99,915
Credit Agricole S.A./London
5.505%, 5/28/09 §(l)		2,300,000	2,301,396
DnB NOR Bank ASA
5.430%, 10/13/09 §(l)		400,000	400,078
HSBC Capital Funding LP
10.176%, 12/29/49 §(l)		100,000	133,903
HSBC Holdings plc
5.375%, 12/20/12 EUR		120,000	173,273
Rabobank Capital Funding II
5.260%, 12/29/49 §(l)		$100,000	94,558
Rabobank Capital Funding Trust III
5.254%, 12/29/49 §(l))		120,000	110,432
Rabobank Nederland
5.380%, 1/15/09 §(l)		200,000	200,093
Royal Bank of Scotland Group plc
7.092%, 10/29/49 (l)	EUR	400,000	588,119
Royal Bank of Scotland plc
5.410%, 7/21/08 §(l)		$100,000	99,916
Santander U.S. Debt S.A
5.298%, 9/19/08 §(l)		100,000	99,916

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
5.729%, 11/20/09 §(l)		$1,800,000	$1,792,962
Unicredito Luxembourg Finance S.A.
5.410%, 10/24/08 §(l)		500,000	500,215
Wachovia Bank N.A./North Carolina
5.494%, 2/23/09 (l)		800,000	798,823
5.691%, 12/2/10 (l)		600,000	596,467
Westpac Banking Corp./New York
5.758%, 6/6/08 (l)		1,800,000	1,798,344

			18,754,163

Consumer Finance (0.5%)
Ford Motor Credit Co. LLC
7.875%, 6/15/10		700,000	684,267
7.250%, 10/25/11		1,600,000	1,499,382
7.800%, 6/1/12		100,000	95,130
GMAC LLC
6.360%, 9/23/08 (l)		2,300,000	2,265,765

			4,544,544

Diversified Financial Services (2.2%)
Atlantic & Western Reinsurance Ltd., Series B
11.480%, 1/9/09 (b)(l)		300,000	302,487
Atlas Reinsurance plc
8.786%, 1/10/10 †(b)(l)	EUR	3,400,000	4,899,863
Bank of America N.A.
5.646%, 12/18/08 (l)		$300,000	299,734
5.704%, 6/12/09 (l)		2,400,000	2,392,725
C10 Capital SPV Ltd.
6.722%, 12/31/49 §(l)		200,000	191,780
Citigroup Funding, Inc.
5.136%, 4/23/09 (l)		2,100,000	2,097,096
Citigroup, Inc.
5.409%, 5/2/08 (l)		200,000	200,033
5.240%, 12/26/08 (l)		400,000	399,747
5.400%, 1/30/09 (l)		200,000	199,853
5.228%, 12/28/09 (l)		1,800,000	1,793,025
General Electric Capital Corp.
5.360%, 10/24/08 (l)		300,000	298,906
5.744%, 12/12/08 (l)		200,000	199,615
5.390%, 10/26/09 (l)		300,000	298,436
JPMorgan Chase & Co.
5.179%, 6/26/09 (l)		200,000	199,869
Petroleum Export Ltd.
5.265%, 6/15/11 §		79,811	79,330
Rockies Express Pipeline LLC
6.448%, 8/20/09 §(l)		3,900,000	3,896,977
Vita Capital III Ltd.
6.351%, 1/1/12 †(b)(l)		300,000	298,245

			18,047,721

Total Financials			50,591,595

Government Securities (144.1%)
Agency ABS (0.1%)
Federal Home Loan Mortgage Corp.
5.391%, 8/25/31 (b)(l)		19,548	19,633
Small Business Administration Participation Certificates,
Series 03-20 I 1
5.130%, 9/1/23		35,672	35,660
Series 04-20 C 1
4.340%, 3/1/24		224,421	213,584
Series 05-20 B 1
4.625%, 2/1/25		246,793	237,953

			506,830

Agency CMO (3.8%)
Federal Home Loan Mortgage Corp.
4.500%, 11/15/13		936,312	933,105
5.500%, 5/15/16		2,337,687	2,356,560
4.500%, 5/15/17		128,888	127,021
5.000%, 1/15/18		$258,849	$257,953
5.983%, 2/15/19 (l)		10,282,851	10,249,237
5.903%, 7/15/19 (l)		4,841,673	4,824,136
5.000%, 2/15/20		1,562,602	1,555,914
5.000%, 8/15/20		1,569,079	1,559,020
5.903%, 10/15/20 (l)		4,859,203	4,842,091
4.000%, 3/15/23		55,288	55,059
4.000%, 10/15/23		101,517	100,658
5.000%, 5/15/27		3,223,717	3,229,401
6.500%, 4/15/29		64,948	67,199
6.103%, 12/15/29 (l)		8,408	8,400
6.103%, 12/15/30 (l)		91,302	91,346
6.500%, 7/25/43		18,779	19,377
6.205%, 10/25/44 (l)		33,335	33,230
6.205%, 2/25/45 (l)		586,268	589,158
Federal National Mortgage Association
4.673%, 5/25/35 (l)		600,000	596,363
5.191%, 12/25/36 (l)		153,166	151,747
5.481%, 5/25/42 (l)		71,132	70,263
5.950%, 2/25/44		250,836	251,261

			31,968,499

Foreign Governments (0.7%)
Export-Import Bank of China
5.250%, 7/29/14 §		150,000	148,474
Export-Import Bank of Korea
5.711%, 6/1/09 (l)		2,300,000	2,302,553
Government of France
4.000%, 4/25/55	EUR	200,000	252,196
Hong Kong Government International Bond
5.125%, 8/1/14 (m)		$250,000	247,798
Kingdom of Spain
4.200%, 1/31/37	EUR	100,000	131,075
Republic of Italy
3.800%, 3/27/08	JPY	64,000,000	564,153
Republic of Panama
9.625%, 2/8/11		$75,000	84,810
Republic of South Africa
5.250%, 5/16/13	EUR	50,000	71,633
6.500%, 6/2/14		$100,000	105,250
United Kingdom Gilt Inflation Linked
2.500%, 5/20/09	GBP	400,000	2,147,070
United Mexican States
6.750%, 9/27/34		$186,000	202,275

			6,257,287

Municipal Bonds (0.1%)
New York City Municipal Water Finance Authority
4.750%, 6/15/38		100,000	100,064
Tobacco Settlement Finance
Authority of West Virginia
7.467%, 6/1/47		400,000	393,296

			493,360

U.S. Government Agencies (34.2%)
Federal Home Loan Mortgage Corp.
4.500%, 7/1/22		600,000	577,607
4.500%, 9/1/22		3,999,600	3,850,329
7.393%, 11/1/23 (l)		28,936	28,931
4.541%, 1/1/34 (l)		134,071	135,379
6.000%, 3/1/37		500,000	500,592
5.000%, 5/1/37		5,774,404	5,508,047
5.000%, 6/1/37		4,414,388	4,210,764
5.000%, 7/1/37		1,510,042	1,440,388
6.000%, 9/1/37		9,000,000	9,010,648

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
Federal National Mortgage Association
5.000%, 1/1/17		$44,642	$43,934
5.000%, 2/1/18		257,609	253,224
5.000%, 8/1/18		304,068	298,892
5.000%, 9/1/18		153,793	151,175
5.000%, 10/1/18		112,733	110,814
5.000%, 8/1/19		34,002	33,390
6.000%, 10/1/21		2,141,542	2,170,246
6.000%, 7/1/22		1,858,461	1,883,517
6.000%, 9/1/22		7,600,000	7,702,464
6.000%, 6/1/31		53,931	54,320
6.000%, 2/1/32		39,075	39,357
5.500%, 7/1/34		342,043	335,713
4.187%, 11/1/34 (l)		723,736	726,359
4.678%, 1/1/35 (l)		107,149	105,946
4.533%, 7/1/35 (l)		695,167	694,129
5.500%, 9/1/35		148,057	145,196
6.000%, 12/1/35		5,027,228	5,039,035
6.000%, 2/1/36		4,425,338	4,432,706
5.000%, 3/1/36		964,763	921,772
5.000%, 5/1/36		3,799,620	3,630,306
6.000%, 9/1/36		575,320	576,278
5.500%, 10/1/36		562,450	551,015
6.000%, 10/1/36		595,386	596,377
5.500%, 11/1/36		1,406,449	1,377,856
6.000%, 11/1/36		494,020	494,843
5.000%, 12/1/36		25,063	23,914
5.500%, 12/1/36		1,145,476	1,122,188
5.000%, 1/1/37		256,863	245,091
5.500%, 1/1/37		489,518	479,566
5.500%, 3/1/37		1,645,645	1,611,906
5.000%, 4/1/37		1,717,875	1,638,634
5.500%, 4/1/37		6,292,860	6,163,843
5.500%, 5/1/37		13,707,497	13,426,462
5.500%, 6/1/37		26,752,223	26,203,912
5.500%, 7/1/37		5,951,664	5,829,641
5.500%, 8/1/37		12,958,611	12,692,930
5.500%, 9/1/37		11,808,873	11,566,765
5.500%, 10/1/37 †		7,907,852	7,761,523
6.208%, 3/1/44 (l)		1,145,133	1,152,392
6.205%, 7/1/44 (l)		27,562	27,787
6.206%, 10/1/44 (l)		64,940	65,510
5.500%, 10/25/37 TBA		100,400,000	98,329,250
6.000%, 10/25/37 TBA		19,000,000	19,023,750
Government National Mortgage Association
6.000%, 8/15/32		138,127	139,320
6.000%, 2/15/33		154,757	156,035
6.000%, 10/15/33		19,520	19,681
6.000%, 1/15/34		59,710	60,159
6.500%, 5/15/36		63,957	65,389
6.500%, 6/15/36		625,524	639,528
6.500%, 7/15/36		1,609,626	1,645,236
6.500%, 9/15/36		331,828	339,257
6.500%, 10/15/36		734,949	751,403
6.500%, 11/15/36		2,343,620	2,396,090
6.500%, 12/15/36		1,495,329	1,528,807
6.500%, 1/15/37		355,561	363,477
6.500%, 6/15/37		747,549	764,192
6.500%, 7/15/37		414,938	424,175
5.500%, 8/15/37		3,899,612	3,845,530
6.500%, 8/15/37		7,140,220	7,299,182
6.500%, 9/15/37		337,125	344,630
Small Business Administration, Series P10A
4.504%, 2/1/14		100,631	96,108

			285,874,812

U.S. Treasuries (105.2%)
U.S. Treasury Bonds Inflation Indexed
2.375%, 1/15/25		$92,306,102	$93,120,980
2.000%, 1/15/26		65,708,973	62,752,069
2.375%, 1/15/27		36,615,765	37,062,038
3.625%, 4/15/28		38,966,709	47,466,322
3.875%, 4/15/29		27,330,048	34,704,898
U.S. Treasury Notes Inflation Indexed
3.625%, 1/15/08		772,506	771,540
3.875%, 1/15/09		45,785,991	46,723,184
4.250%, 1/15/10		14,650,274	15,342,734
0.875%, 4/15/10		75,100,464	72,606,903
3.500%, 1/15/11		25,694,865	26,815,007
2.375%, 4/15/11		59,837,945	60,225,934
2.000%, 4/15/12		62,326,080	61,873,219
3.000%, 7/15/12		57,730,807	60,085,127
1.875%, 7/15/13		8,041,318	7,913,156
2.000%, 1/15/14		19,363,416	19,085,067
2.000%, 7/15/14		34,210,050	33,747,667
1.875%, 7/15/15		53,685,888	52,264,071
2.000%, 1/15/16		32,699,472	31,963,734
2.500%, 7/15/16		33,990,990	34,623,018
2.375%, 1/15/17		59,926,083	60,356,832
2.625%, 7/15/17		17,563,000	18,103,607

			877,607,107

Total Government Securities			1,202,707,895

Industrials (0.0%)
Airlines (0.0%)
United Air Lines, Inc., Series 01-1
6.602%, 9/1/13		19,460	19,509

Total Industrials			19,509

Materials (0.3%)
Chemicals (0.0%)
Nalco Co.
8.875%, 11/15/13		200,000	210,000

Containers & Packaging (0.0%)
Packaging Corp. of America
4.375%, 8/1/08		143,000	141,700

Paper & Forest Products (0.3%)
Weyerhaeuser Co.
6.210%, 9/24/09 (l)		1,900,000	1,899,889

Total Materials			2,251,589

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.
5.460%, 2/5/10 (l)		3,600,000	3,587,324
Deutsche Telekom International Finance B.V.
8.125%, 5/29/12	EUR	76,000	121,888
France Telecom S.A.
6.750%, 3/14/08 (b)		139,000	199,642

			3,908,854

Wireless Telecommunication Services (0.2%)
America Movil S.A.B. de C.V.
5.300%, 6/27/08 §(l)		$1,800,000	1,798,110
American Cellular Corp., Series B
10.000%, 8/1/11		10,000	10,450

			1,808,560

Total Telecommunication Services			5,717,414

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
Utilities (0.0%)
Electric Utilities (0.0%)
Nevada Power Co., Series L
5.875%, 1/15/15		$150,000	$146,484

Gas Utilities (0.0%)
Sonat, Inc.
7.625%, 7/15/11		35,000	36,222

Multi-Utilities (0.0%)
NiSource Finance Corp.
6.064%, 11/23/09 (l)		100,000	99,202

Total Utilities			281,908

Total Long-Term Debt Securities (171.2%) (Cost $1,425,879,114)			1,429,099,510

SHORT-TERM INVESTMENTS:
Commercial Paper (17.3%)
Bank of America Corp.
5.19%, 10/2/07 (p)		900,000	899,740
5.19%, 10/5/07 (p)		2,800,000	2,797,985
5.21%, 10/10/07 (p)		200,000	199,711
5.74%, 11/8/07 (p)		1,300,000	1,291,963
5.30%, 11/20/07 (p)		10,500,000	10,421,694
Barclays U.S. Funding Corp.
5.28%, 10/9/07 (p)		900,000	898,814
DnB NOR Bank ASA
5.30%, 11/20/07 (n)(p)		18,800,000	18,659,795
Fortis Funding LLC
5.13%, 10/1/07 (n)(p)		22,800,000	22,796,754
General Electric Capital Corp.
5.71%, 11/6/07 (p)		4,700,000	4,672,575
Rabobank USA Finance Corp.
5.00%, 10/1/07 (p)		22,800,000	22,796,833
UBS Finance Delaware LLC
4.75%, 10/1/07 (p)		3,200,000	3,199,578
5.17%, 10/2/07 (p)		11,500,000	11,496,701
5.33%, 10/15/07 (p)		5,900,000	5,886,914
5.69%, 11/2/07 (p)		4,600,000	4,576,135
UniCredito Italiano Bank plc/Ireland
5.37%, 10/26/07 (n)(p)		9,400,000	9,363,661
5.11%, 11/27/07 (n)(p)		4,400,000	4,364,105
Westpac Banking Corp.
5.33%, 10/15/07 (n)(p)		1,000,000	997,782
5.69%, 11/2/07 (n)(p)		7,300,000	7,262,127
5.76%, 11/13/07 (n)(p)		7,300,000	7,248,924
Westpac Securitization Ltd.
5.71%, 11/6/07 (n)(p)		4,700,000	4,672,575

Total Commercial Paper			144,504,366

Government Securities (30.3%)
Dutch Treasury Certificates
3.67%, 10/31/07 (p)	EUR	134,000,000	190,475,254
Federal Home Loan Bank
4.00%, 10/1/07 (o)(p)		$16,100,000	16,098,211
France Treasury Bills
3.58%, 10/4/07 (p)	EUR	28,500,000	40,623,401
3.69%, 11/29/07 (p)		2,000,000	2,834,480
U.S. Treasury Bills
3.63%, 12/13/07 #(a)(p)		$2,870,000	2,848,771

Total Government Securities			252,880,117

Time Deposit (0.6%)
JPMorgan Chase Nassau
4.43%, 10/1/07		$4,729,269	$4,729,269

Total Short-Term Investments (48.2%)
(Cost/Amortized Cost $ 394,074,173)			402,113,752

	Number of Contracts

OPTIONS PURCHASED:
Call Options Purchased (0.1%)
EURO vs USD
June 2008 @ $1.35*		2,700,000	224,686
July 2010 @ $1.39*		3,900,000	303,614
U.S. 5 Year Treasury Notes
November 2007 @ $122.00*		288	4,500
U.S. 10 Year Treasury Note Futures
November 2007 @ $125.00*		651	10,172
November 2007 @ $126.00*		219	3,422
U.S. Long Bond
November 2007 @ $136.00*		657	10,266

			556,660

Put Options Purchased (0.0%)
EURO Dollar Futures
March 2008 @ $93.00*		366	2,288
September 2008 @ $92.25*		13	81
December 2008 @ $92.00*		1,065	6,656
3 Month EURO EURIBOR
December 2008 @ $93.50*		214	—
March 2009 @ $93.25*		150	—
LIF UK 90 Day LIBOR
March 2008 @ $93.00*		470	6,010
June 2008 @ $92.75*		110	—
90 Day Sterling Futures
March 2008 @ $92.38*		217	—
EURO vs USD
June 2008 @ $1.35*		2,700,000	24,713
July 2010 @ $1.39*		3,900,000	151,732
Federal National Mortgage Association
October 2007 @ $87.00*		40,000,000	—
November 2007 @ $86.75*		12,000,000	—
November 2007 @ $87.25*		66,000,000	—
December 2007 @ $89.38*		15,000,000	1,305
U.S. Treasury Notes Inflation Indexed
October 2007 @ $78.00*		50,000,000	—
October 2007 @ $82.00*		15,000,000	—
October 2007 @ $85.00*		20,000,000	—
October 2007 @ $88.00*		60,000,000	—
October 2007 @ $88.50*		30,000,000	—
October 2007 @ $90.00*		30,000,000	—
October 2007 @ $97.00*		45,000,000	—
November 2007 @ $64.00*		20,000,000	—
November 2007 @ $65.00*		25,000,000	—
November 2007 @ $69.50*		70,000,000	—
November 2007 @ $83.00*		27,000,000	—
December 2007 @ $81.00*		55,000,000	—

			192,785

Total Options Purchased (0.1%) (Cost $765,163)			749,445

Total Investments before Options Written (219.5%) (Cost/Amortized Cost $1,820,718,450)			1,831,962,707

OPTIONS WRITTEN:
Call Options Written (-0.0%)
U.S. 10 Year Treasury Note Futures
November 2007 @ $111.00*		(57)	(21,375)
November 2007 @ $112.00*		(253)	(51,390)

			(72,765)

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Contracts	Value (Note 1)
Put Options Written (-0.0%)
U.S. 10 Year Treasury Note Futures
November 2007 @ $107.00*	(253)	$(55,344)

Total Options Written (-0.0%) (Premium Received $146,936)		(128,109)

Total Investments before Securities Sold Short (219.5%) (Cost/Amortized Cost $1,820,571,514)		1,831,834,598

	Principal Amount
SECURITIES SOLD SHORT:
U.S. Government Agencies (-10.1%)
Federal Home Loan Mortgage Corp.
4.500%, 10/15/37 TBA	$(4,600,000)	(4,427,500)
5.000%, 10/15/37 TBA	(11,700,000)	(11,158,875)
6.000%, 10/15/37 TBA	(9,500,000)	(9,508,911)
Federal National Mortgage Association
5.500%, 10/25/37 TBA	(22,000,000)	(21,532,500)
6.000%, 10/25/37 TBA	(11,600,000)	(11,752,250)
5.000%, 11/25/37 TBA	(5,800,000)	(5,531,750)
Government National Mortgage Association
5.500%, 10/15/37 TBA	(3,900,000)	(3,845,158)
6.500%, 10/15/37 TBA	(16,200,000)	(16,554,375)

Total Securities Sold Short (-10.1%) (Proceeds Received $84,465,555)		(84,311,319)

Total Investments (209.4%) (Cost/Amortized Cost $1,736,105,959)		1,747,523,279
Other Assets Less Liabilities (-109.4%)		(912,990,290)

Net Assets (100%)		$834,532,989

*	Non-income producing.

†	Securities (totaling $19,063,739 or 2.28% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2007, the market value of these securities amounted to $27,995,528 or 3.35% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(a)	Fully or partially pledged as collateral on outstanding written call options.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2007.

(p)	Yield to maturity.

Glossary:

ABS   —  Asset-Backed Security

CMO —  Collateralized Mortgage Obligation

EUR  —  European Currency Unit

GBP  —  British Pound

JPY   —  Japanese Yen

TBA  —  Security is subject to delayed delivery.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

At September 30, 2007 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/07	Unrealized Appreciation/ (Depreciation)
EURODollar	105	December-07	$24,938,813	$24,978,188	$39,375
EURODollar	43	March-08	10,212,500	10,264,100	51,600
EURODollar	156	June-08	37,163,813	37,293,750	129,937
EURODollar	285	December-08	68,111,438	68,175,563	64,125
EURODollar	285	March-09	68,049,913	68,125,688	75,775
EURODollar	285	June-09	67,968,937	68,043,750	74,813
EURODollar	285	September-09	67,896,388	67,968,938	72,550
3 Month EURO EURIBOR	243	December-08	82,744,171	82,953,501	209,330
3 Month EURO EURIBOR	63	March-09	21,426,650	21,506,463	79,813
3 Month EURO EURIBOR	63	June-09	21,423,675	21,501,971	78,296
JPY 10 Year Bonds	5	December-07	5,891,198	5,873,852	(17,346)
UK 90 Day Gilts	432	March-08	104,370,099	104,219,558	(150,541)
UK 90 Day Gilts	148	June-08	35,776,708	35,761,625	(15,083)
UK 90 Day Gilts	295	September-08	71,265,976	71,326,885	60,909

					$753,553

Sales
3 Month EURO EURIBOR	115	December-07	$18,422,533	$18,477,745	$(55,212)
3 Month EURO EURIBOR	10	September-08	3,416,504	3,413,724	2,780
U.S. 5 Year Treasury Notes	247	December-07	26,318,109	26,436,719	(118,610)
U.S. 10 Year Treasury Notes	939	December-07	102,109,235	102,615,094	(505,859)
U.S. Treasury Bonds	890	December-07	98,830,860	99,095,938	(265,078)

					$(941,979)

					$(188,426)

At September 30, 2007 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Japanese Yen, expiring 10/25/07	1,015,195	$8,804,203	$8,863,810	$59,607
Mexican Peso, expiring 3/13/08	8,863	811,137	800,956	(10,181)
Mexican Peso, expiring 3/13/08	8,040	736,000	726,529	(9,471)
Mexican Peso, expiring 3/13/08	8,961	820,000	809,745	(10,255)
Mexican Peso, expiring 3/13/08	8,982	821,000	811,675	(9,325)
Mexican Peso, expiring 3/13/08	8,960	820,000	809,686	(10,314)
Mexican Peso, expiring 3/13/08	5,437	498,000	491,299	(6,701)
Mexican Peso, expiring 3/13/08	5,720	524,000	516,860	(7,140)
Mexican Peso, expiring 3/13/08	5,632	516,000	508,964	(7,036)
Mexican Peso, expiring 3/13/08	10,337	947,000	934,095	(12,905)
Mexican Peso, expiring 7/10/08	238,896	21,278,692	21,370,589	91,897
Malaysian Ringgit, expiring 5/21/08	2,942	872,000	870,988	(1,012)

				$67,164

Foreign Currency Sell Contracts
British Pound, expiring 11/01/07	2,520	$5,028,761	$5,152,644	$(123,883)
European Union, expiring 10/04/07	124,948	169,170,221	178,178,764	(9,008,543)
European Union, expiring 10/04/07	28,079	38,366,865	40,041,310	(1,674,445)
European Union, expiring 10/04/07	1,982	2,708,026	2,826,378	(118,352)
Japanese Yen, expiring 10/25/07	116,841	968,726	1,020,155	(51,429)
Japanese Yen, expiring 10/25/07	970,734	8,488,182	8,475,614	12,568
Japanese Yen, expiring 10/25/07	5,947	52,091	51,924	167
Swiss Franc, expiring 12/06/07	427,000	355,626	368,527	(12,901)

				$(10,976,818)

				$(10,909,654)

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Options written for the nine months ended September 30, 2007 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2007	230	$123,237
Options Written	1,274	379,175
Options Terminated in Closing Purchase Transactions	(472)	(177,465)
Options Expired	(469)	(178,011)
Options Exercised	—	—

Options Outstanding—September 30, 2007	563	$146,936

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$741,420,758
Long-term U.S. Treasury securities	6,074,073,836

$6,815,494,594

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$423,575,483
Long-term U.S. Treasury securities	5,623,155,601

$6,046,731,084

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,281,051
Aggregate gross unrealized depreciation	(5,641,066)

Net unrealized appreciation	$7,639,985

Federal income tax cost of investments	$1,824,322,722

The Portfolio has a net capital loss carryforward of $3,716,976 which expires in the year 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (62.6%)
Asset-Backed Securities (26.8%)
Advanta Business Card Master Trust, Series 05-A3 A3
4.700%, 10/20/11	$15,000,000	$14,965,445
Aegis Asset Backed Securities Trust, Series 06-1 A1
5.211%, 1/25/37 (b)(l)	8,969,580	8,922,435
American Express Credit Account Master Trust, Series 03-2 A
5.863%, 10/15/10 (l)	15,000,000	15,006,735
AmeriCredit Automobile Receivables Trust, Series 05-DA A3
4.870%, 12/6/10	9,185,904	9,164,867
Amresco Residential Securities Mortgage Loan Trust, Series 98-2 M1F
6.745%, 6/25/28 (b)(l)	47,250	42,896
Asset Backed Funding Certificates, Series 01-AQ1 M1
6.863%, 5/20/32 (b)(l)	97,991	91,467
Banc of America Securities Auto Trust, Series 06-G1 A3
5.180%, 6/18/10	17,850,000	17,845,753
Capital Auto Receivables Asset Trust, Series 04-2 C
4.160%, 1/15/10	3,665,000	3,638,309
Capital One Multi-Asset Execution Trust, Series 03-C1 C1
8.303%, 3/15/11 (l)	250,000	252,437
Carmax Auto Owner Trust, Series 05-2 A3
4.210%, 1/15/10	5,995,197	5,965,479
Centex Home Equity, Series 04-D MV3
6.131%, 9/25/34 (b)(l)	250,000	230,686
Chase Issuance Trust, Series 07-A15 A
4.960%, 9/17/12	18,035,000	18,033,238
Chase Manhattan Auto Owner Trust, Series 05-B A3
4.840%, 7/15/09	2,902,474	2,896,934
Series 05-B A4
4.880%, 6/15/12	9,500,000	9,474,048
Series 06-B A4
5.110%, 4/15/14	11,950,000	11,943,000
CIT Equipment Collateral, Series 05-EF1 A3
4.420%, 5/20/09	2,628,525	2,622,288
Citibank Credit Card Issuance Trust, Series 02-C3 C3
6.834%, 12/15/09 (l)	250,000	250,600
Series 03-A3 A3
3.100%, 3/10/10	11,375,000	11,271,131
Series 05-B1 B1
4.400%, 9/15/10	17,750,000	17,600,813
Series 05-C5 C5
4.950%, 10/25/10	15,400,000	15,227,930
CNH Equipment Trust, Series 06-A A3
5.200%, 8/16/10	17,300,000	17,309,339
Countrywide Asset-Backed Certificates, Series 06-20 2A1
5.181%, 4/25/37 (b)(l)	11,529,103	11,449,596
Daimler Chrysler Auto Trust, Series 05-B A4
4.200%, 7/8/10	14,475,000	14,346,036
Series 06-B A3
5.330%, 8/8/10	$13,103,774	$13,116,181
Series 06-C A3
5.020%, 7/8/10	17,300,000	17,279,214
Series 06-C A4
4.980%, 11/8/11	18,087,000	18,056,185
Series 06-D A3
4.980%, 2/8/11	18,275,000	18,242,613
Discover Card Master Trust I, Series 03-2 B
3.850%, 8/15/10	15,000,000	14,906,132
DVI Receivables Corp., Series 03-1 D1
7.756%, 3/14/11 (l)	160,268	—
Ford Credit Auto Owner Trust, Series 05-A A4
3.720%, 10/15/09	4,400,000	4,364,856
Series 05-C A3
4.300%, 8/15/09	9,416,035	9,379,046
Series 06-C A4A
5.150%, 2/15/12	14,995,000	14,962,408
Fremont Home Loan Trust, Series 05-E 2A2
5.301%, 1/25/36 (b)(l)	6,411,824	6,394,007
GCO Slims Trust, Series 06-1A
5.720%, 3/1/22 (b)	8,038,620	8,064,996
Harley-Davidson Motorcycle Trust, Series 06-2 A2
5.350%, 3/15/13	24,000,000	24,097,210
Honda Auto Receivables Owner Trust, Series 06-3 A4
5.110%, 4/15/12	17,190,000	17,125,931
Series 07-1 A3
5.100%, 3/18/11	20,820,000	20,836,381
Household Automotive Trust, Series 05-2 A3
4.370%, 5/17/10	3,447,279	3,430,972
Lehman ABS Manufactured Housing Contract, Series 02-A A
6.203%, 6/15/33 (l)	45,148	45,126
Long Beach Auto Receivables Trust, Series 05-A A3
4.080%, 6/15/10	7,431,261	7,388,436
Morgan Stanley ABS Capital I, Series 04-HE4 M3
6.631%, 5/25/34 (b)(l).	200,000	194,236
National City Auto Receivables Trust, Series 04-A A4
2.880%, 5/15/11	17,873,200	17,633,402
Nissan Auto Lease Trust, Series 05-A A3
4.700%, 10/15/08	3,014,712	3,013,352
Nissan Auto Receivables Owner Trust, Series 06-B A3
5.160%, 2/15/10	12,150,000	12,139,703
Series 06-C A4
5.450%, 6/15/12	14,505,000	14,607,481
Onyx Acceptance Grantor Trust, Series 05-B A3
4.180%, 3/15/10	2,138,247	2,127,761
SLM Student Loan Trust, Series 05-8 A4
4.250%, 1/25/28	34,225,000	34,166,321
Triad Auto Receivables Owner Trust, Series 04-A A4
2.500%, 9/13/10	5,111,331	5,041,830

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal	Value
	Amount	(Note 1)
USAA Auto Owner Trust, Series 07-1 A3
5.430%, 10/17/11	$20,410,000	$20,529,725
WFS Financial Owner Trust, Series 04-1 A4
2.810%, 8/22/11	6,737,445	6,702,028
World Omni Auto Receivables Trust, Series 05-A A4
3.820%, 11/12/11	19,450,000	19,222,585
Series 07-A A3
5.230%, 2/15/11	15,000,000	15,022,800
Series 07-B A3A
5.280%, 1/17/12	16,385,000	16,487,406

		573,129,786

Non-Agency CMO (35.8%)
Banc of America Commercial Mortgage, Inc., Series 04-5 A2
4.176%, 11/10/41	11,871,172	11,700,837
Banc of America Funding Corp., Series 04-B 5A1
5.217%, 11/20/34 (l)	21,447,985	21,435,663
Series 06-I 1A1
4.583%, 12/20/36 (l)	12,051,487	11,914,516
Banc of America Mortgage Securities, Inc., Series 03-I 1A1
7.366%, 10/25/33 (l)	51,386	52,274
Series 04-C 2A1
3.703%, 4/25/34 (l)	20,129,726	19,690,487
Bear Stearns Adjustable Rate Mortgage Trust, Series 05-11 2A1
4.753%, 12/25/35 (l)	20,043,290	19,886,359
Chase Commercial Mortgage Securities Corp., Series 00-1 A2
7.757%, 4/15/32	12,611,354	13,209,449
Chase Manhattan Bank- First Union National Bank, Series 99-1 A2
7.439%, 8/15/31 (l)	17,417,831	18,047,763
Commercial Mortgage Acceptance Corp., Series 99-C1 A2
7.030%, 6/15/31	9,858,359	10,086,189
Countrywide Alternative Loan Trust, Series 06-OC9 A1
5.206%, 12/25/36 (l)	9,755,057	9,740,627
Series 07-2CB 1A1
5.750%, 3/25/37	14,464,939	14,541,357
Credit Suisse Mortgage Capital Certificates, Series 06-C3 A1
4.991%, 6/15/38	14,761,227	14,719,330
CS First Boston Mortgage Securities Corp., Series 99-C1 A2
7.290%, 9/15/41	12,134,931	12,527,310
Series 00-C1 A2
7.545%, 4/15/62	15,000,000	15,693,603
DLJ Commercial Mortgage Corp., Series 98-CG1 A1B
6.410%, 6/10/31	9,304,864	9,325,907
Series 00-CKP1 A1B
7.180%, 11/10/33	18,929,305	19,887,281
First Horizon Mortgage Pass-Through Trust, Series 03-AR4 2A1
4.411%, 12/25/33 (l)	12,993,091	12,866,807
First Union National Bank Commercial Mortgage Trust, Series 00-C2 A2
7.202%, 10/15/32	16,375,000	17,257,354
GE Capital Commercial Mortgage Corp., Series 01-2 A2
5.850%, 8/11/33	8,612,568	8,711,450
GMAC Commercial Mortgage Securities, Inc., Series 98-C2 A2
6.420%, 5/15/35	$12,306,462	$12,377,789
Series 99-C1 A2
6.175%, 5/15/33 (l)	11,023,205	11,125,536
Series 99-C3 A2
7.179%, 8/15/36 (l)	15,033,418	15,512,235
GMAC Mortgage Corp. Loan Trust, Series 03-J10 A1
4.750%, 1/25/19	21,487,938	20,919,533
Greenwich Capital Commercial Funding Corp., Series 02-C1 A1
3.357%, 1/11/13	2,592,710	2,584,953
GS Mortgage Securities Corp. II, Series 05-GG4 A1P
5.285%, 7/10/39	7,936,135	7,953,441
GSR Mortgage Loan Trust, Series 07-AR1 2A1
6.010%, 3/25/37 (l)	21,057,260	21,248,894
JP Morgan Chase Commercial Mortgage Securities Corp., Series 01-CIBC A3
6.260%, 3/15/33	11,246,227	11,605,617
JP Morgan Mortgage Trust, Series 07-A1 2A1
4.760%, 7/25/35 (l)	24,890,125	24,721,173
Series 07-A1 5A1
4.770%, 7/25/35 (l)	22,729,879	22,536,743
LB-UBS Commercial Mortgage Trust, Series 00-C3 B
7.950%, 3/15/32 (l)	12,000,000	12,779,131
MASTR Asset Securitization Trust, Series 06-1 4A1
5.750%, 2/25/21	19,377,897	19,502,662
Nomura Asset Securities Corp., Series 98-D6 A1B
6.590%, 3/15/30	14,544,562	14,598,173
Paine Webber Mortgage Acceptance Corp., Series 99-C1 A2
6.820%, 6/15/32	10,591,251	10,736,279
PNC Mortgage Acceptance Corp., Series 99-CM1 A1B
7.330%, 12/10/32 (l)	9,537,029	9,898,880
Residential Accredit Loans, Inc., Series 04-QS13 CB
5.000%, 9/25/19	23,568,840	23,235,720
Series 04-QS16 2A1
5.000%, 12/25/19	22,353,284	21,815,419
Series 06-QA9 A1
5.311%, 11/25/36 (l)	11,991,478	11,717,897
Residential Funding Mortgage Securities I, Inc., Series 05-SA2 1A
4.681%, 6/25/35 (l)	11,741,500	11,963,621
Series 05-SA5 2A
5.338%, 11/25/35 (l)	14,126,420	14,111,141
SunTrust Adjustable Rate Mortgage Loan Trust, Series 07-2 3A3
5.725%, 4/25/37 (l)	20,091,439	19,865,561
TIAA Real Estate CDO Ltd., Series 07-C4 A1
5.700%, 8/15/39 (l)	19,699,251	19,988,779
Wachovia Bank Commercial Mortgage Trust, Series 06-C23 A1
5.203%, 1/15/45	20,478,614	20,486,687
WaMu Mortgage Pass-Through Certificates, Series 03-AR5 A6
3.695%, 6/25/33 (l)	14,614,937	14,487,036

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Series 03-AR10 A4
4.057%, 10/25/33 (l)	$1,124,439	$1,120,830
Series 04-AR1 A
4.229%, 3/25/34 (l)	10,684,593	10,615,233
Series 06-AR12 1A4
6.074%, 10/25/36 (l)	20,609,515	20,780,413
Wells Fargo Mortgage Backed Securities Trust, Series 05-AR2 2A1
4.546%, 3/25/35 (l)	19,904,225	19,716,845
Series 05-AR16 6A3
4.999%, 10/25/35 (l)	20,495,697	20,378,326
Series 06-AR10 2A1
5.646%, 7/25/36 (l)	28,636,321	28,585,764
Series 07-8 2A7
6.000%, 7/25/37	25,203,484	25,423,284

		763,688,158

Total Asset-Backed and Mortgage-Backed Securities		1,336,817,944

Consumer Discretionary (1.1%)
Automobiles (0.3%)
Daimler Finance N.A. LLC
4.050%, 6/4/08^	6,300,000	6,230,984

Media (0.8%)
British Sky Broadcasting Group plc
8.200%, 7/15/09	8,117,000	8,538,353
Time Warner Cable, Inc.
5.400%, 7/2/12 §	8,300,000	8,197,927

		16,736,280

Total Consumer Discretionary		22,967,264

Consumer Staples (0.2%)
Food Products (0.2%)
Kraft Foods, Inc.
5.625%, 8/11/10	3,290,000	3,342,732

Total Consumer Staples		3,342,732

Energy (1.2%)
Oil, Gas & Consumable Fuels (1.2%)
Anadarko Petroleum Corp.
3.250%, 5/1/08	6,925,000	6,834,809
Conoco Funding Co.
6.350%, 10/15/11	11,525,000	12,014,144
Ocean Energy, Inc.
4.375%, 10/1/07	6,650,000	6,650,000

Total Energy		25,498,953

Financials (5.3%)
Capital Markets (2.5%)
Goldman Sachs Group, Inc.
5.300%, 2/14/12	23,075,000	22,934,681
Lehman Brothers Holdings, Inc.
5.250%, 2/6/12^	12,000,000	11,751,576
Morgan Stanley
5.625%, 1/9/12	17,556,000	17,694,938

		52,381,195

Commercial Banks (0.4%)
Wachovia Bank N.A./North Carolina
5.800%, 12/1/08	8,250,000	8,325,974

Diversified Financial Services (1.5%)
Citigroup, Inc.
5.250%, 2/27/12	11,950,000	11,947,478
General Electric Capital Corp.
4.125%, 9/1/09	19,585,000	19,310,105

		31,257,583

Insurance (0.4%)
Protective Life Secured Trusts
3.700%, 11/24/08	$9,650,000	$9,455,659

Real Estate Investment Trusts (REITs) (0.5%)
Simon Property Group LP (REIT)
6.375%, 11/15/07^	10,850,000	10,854,557

Total Financials		112,274,968

Government Securities (25.3%)
Agency CMO (6.9%)
Federal Home Loan Mortgage Corp.
5.500%, 6/15/26	30,700,000	30,918,486
6.000%, 4/15/27	22,520,019	22,825,836
5.500%, 6/15/27	15,255,068	15,352,296
5.500%, 10/15/27	16,443,606	16,535,942
5.500%, 11/15/29	13,998,615	14,086,238
Federal National Mortgage Association
5.500%, 1/25/29	22,754,562	22,857,322
5.500%, 6/25/30	24,349,888	24,471,121

		147,047,241

U.S. Government Agencies (8.3%)
Federal Home Loan Mortgage Corp.
4.771%, 5/1/35 (l)	14,908,352	14,867,570
4.760%, 9/1/35 (l)	13,749,681	13,642,255
5.776%, 6/1/37 (l)	15,093,954	15,240,444
Federal National Mortgage Association
5.500%, 9/1/19
6.500%, 4/1/21	13,819,542	14,200,864
4.486%, 5/1/33 (l)	312,711	310,157
5.690%, 6/1/34 (l)	58,185	58,668
4.279%, 7/1/34 (l)	215,795	213,323
4.593%, 12/1/34 (l)	7,798,383	7,696,131
4.500%, 1/1/35 (l)	7,428,662	7,364,868
4.508%, 4/1/35 (l)	8,789,151	8,697,000
4.634%, 5/1/35 (l)	20,336,718	20,106,679
4.895%, 6/1/35 (l)	19,196,224	19,064,914
4.732%, 7/1/35 (l)	14,547,730	14,420,087
4.757%, 7/1/35 (l)	9,737,928	9,657,903
5.169%, 7/1/35 (l)	11,779,588	11,729,191
4.832%, 12/1/35 (l)	20,177,585	19,984,597

		177,254,651

U.S. Treasuries (10.1%)
U.S. Treasury Notes
4.000%, 8/31/09^	79,675,000	79,731,011
4.000%, 9/30/09	100,000,000	100,078,100
4.500%, 5/15/10	35,500,000	35,946,519

		215,755,630

Total Government Securities		540,057,522

Health Care (0.3%)
Health Care Providers & Services (0.3%)
WellPoint, Inc.
3.750%, 12/14/07	6,800,000	6,775,262

Total Health Care		6,775,262

Industrials (0.5%)
Aerospace & Defense (0.5%)
Goodrich Corp.
7.500%, 4/15/08^	11,525,000	11,642,532

Total Industrials		11,642,532

Telecommunication Services (1.1%)
Diversified Telecommunication Services (0.7%)
Deutsche Telekom International Finance B.V.
3.875%, 7/22/08^	11,600,000	11,470,149

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Telefonica Europe B.V.
7.750%, 9/15/10	$3,975,000	$4,244,505

		15,714,654

Wireless Telecommunication Services (0.4%)
Vodafone Group plc
5.350%, 2/27/12	8,150,000	8,128,411

Total Telecommunication Services		23,843,065

Utilities (1.3%)
Electric Utilities (0.9%)
Ohio Edison Co.
4.000%, 5/1/08	6,650,000	6,595,270
TXU Electric Delivery Co.
6.069%, 9/16/08 §(l)	12,600,000	12,471,858

		19,067,128

Multi-Utilities (0.4%)
Energy East Corp.
6.750%, 6/15/12	7,641,000	8,025,572

Total Utilities		27,092,700

Total Long-Term Debt Securities (98.9%)
(Cost $2,105,876,502)		2,110,312,942

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash
Collateral for Securities Loaned (4.3%)
Aspen Funding Corp.
5.30%, 10/1/07	2,998,675	2,998,675
Atlantic Asset Securitization LLC
5.30%, 10/1/07	2,998,675	2,998,675
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	3,000,000	3,000,000
Bear Stearns Cos., Inc.
5.38%, 3/23/09 (l)	10,000,000	10,000,000
MassMutual Global Funding II
4.90%, 3/26/10 (l)	13,000,000	13,000,000
Monumental Global Funding Ltd.
5.55%, 5/24/10 (l)	13,000,000	13,000,000
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	32,410,006	32,410,006
Principal Life Income Fund Trust
4.90%, 3/22/10 (l)	4,000,000	4,000,000
Tango Finance Corp.
4.88%, 6/25/09 (l)	$9,993,662	$9,993,662

Total Short-Term Investments of Cash Collateral for Securities Loaned		91,401,018

Time Deposit (7.9%)
JPMorgan Chase Nassau
4.43%, 10/1/07	169,648,085	169,648,085

Total Short-Term Investments (12.2%)
(Amortized Cost $261,049,103)		261,049,103

Total Investments (111.1%)
(Cost/Amortized Cost $2,366,925,605)		2,371,362,045
Other Assets Less Liabilities (-11.1%)		(236,193,951)

Net Assets (100%)		$2,135,168,094

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2007, the market value of these securities amounted to $20,669,785 or 0.97% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CMO — Collateralized Mortgage Obligation

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,421,772,450
Long-term U.S. Treasury securities	909,963,586

$2,331,736,036

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$991,671,016
Long-term U.S. Treasury securities	974,158,489

$1,965,829,505

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,471,912
Aggregate gross unrealized depreciation	(4,072,082)

Net unrealized appreciation	$4,399,830

Federal income tax cost of investments	$2,366,962,215

At September 30, 2007, the Portfolio had loaned securities with a total value of $89,931,040. This was secured by collateral of $91,401,018 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $5,463,462 of which $348,305 expires in the year 2013, and $5,115,157 expires in the year 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Consumer Discretionary (14.0%)
Auto Components (1.0%)
Aftermarket Technology Corp.*	15,500	$491,970
American Axle & Manufacturing Holdings, Inc.^	43,800	1,105,950
ArvinMeritor, Inc.^	55,600	935,192
Cooper Tire & Rubber Co.	37,600	917,440
Drew Industries, Inc.*	13,100	532,908
Exide Technologies, Inc.*^	48,600	315,900
Hayes Lemmerz International, Inc.*	76,100	316,576
Lear Corp.*	55,300	1,775,130
Modine Manufacturing Co.^	25,300	673,486
Spartan Motors, Inc.^	25,800	434,214
Superior Industries International, Inc.^	16,500	357,885
Tenneco, Inc.*	39,000	1,209,390
Visteon Corp.*^	96,000	494,400

		9,560,441

Automobiles (0.1%)
Fleetwood Enterprises, Inc.*^	49,500	423,225
Monaco Coach Corp.^	14,050	197,121
Winnebago Industries, Inc.^	23,300	556,404

		1,176,750

Distributors (0.2%)
Keystone Automotive Industries, Inc.*^	13,100	625,656
LKQ Corp.*^	32,000	1,113,920
Source Interlink Cos., Inc.*	18,829	66,278

		1,805,854

Diversified Consumer Services (1.4%)
Bright Horizons Family Solutions, Inc.*	18,400	788,256
Coinstar, Inc.*	24,000	772,080
Corinthian Colleges, Inc.*^	71,200	1,132,792
DeVry, Inc.	44,800	1,658,048
INVESTools, Inc.*^	45,700	552,513
Jackson Hewitt Tax Service, Inc.^	21,000	587,160
Matthews International Corp., Class A^	23,000	1,007,400
Pre-Paid Legal Services, Inc.*	7,250	402,085
Regis Corp.	32,700	1,043,457
Sotheby’s, Inc.^	53,696	2,566,132
Steiner Leisure Ltd.*	13,700	594,580
Stewart Enterprises, Inc., Class A^	85,200	649,224
Strayer Education, Inc.	11,900	2,006,697
Universal Technical Institute, Inc.*^	27,400	493,200

		14,253,624

Hotels, Restaurants & Leisure (3.0%)
AFC Enterprises, Inc.*^	23,500	353,675
Ambassadors Group, Inc.	8,850	337,185
Ameristar Casinos, Inc.	21,300	598,530
Applebee’s International, Inc.	57,150	1,421,892
Bally Technologies, Inc.*^	42,300	1,498,689
Bob Evans Farms, Inc	28,300	854,094
Buffalo Wild Wings, Inc.*^	9,500	358,340
CBRL Group, Inc.	17,600	718,080
CEC Entertainment, Inc.*	27,500	738,925
Chipotle Mexican Grill, Inc., Class B*	26,200	2,803,400
Churchill Downs, Inc.^	7,200	359,712
CKE Restaurants, Inc.^	55,400	898,034
Domino’s Pizza, Inc.	32,100	532,539
Gaylord Entertainment Co.*	34,400	1,830,768
IHOP Corp.^	15,200	$962,616
Jack in the Box, Inc.*	24,200	1,569,128
Jamba, Inc.*^	41,600	292,448
Landry’s Restaurants, Inc.^	9,400	248,724
Life Time Fitness, Inc.*^	24,000	1,472,160
Morgans Hotel Group Co.*^	16,300	354,525
Morton’s Restaurant Group, Inc.*^	12,600	200,340
MTR Gaming Group, Inc.*^	27,300	260,169
P.F. Chang’s China Bistro, Inc.*^	19,000	562,400
Papa John’s International, Inc.*^	17,500	427,700
Peet’s Coffee & Tea, Inc.*^	7,100	198,161
Pinnacle Entertainment, Inc.*	50,550	1,376,476
Rare Hospitality International, Inc.*^	26,700	1,017,537
Red Robin Gourmet Burgers, Inc.*^	11,800	506,220
Ruby Tuesday, Inc.	45,400	832,636
Shuffle Master, Inc.*	21,325	318,809
Sonic Corp.*^	52,400	1,226,160
Speedway Motorsports, Inc.	8,232	304,584
Steak n Shake Co.*^	22,800	342,228
Texas Roadhouse, Inc., Class A*^	34,600	404,820
Triarc Cos., Inc., Class B^	54,850	686,174
Vail Resorts, Inc.*^	23,300	1,451,357
WMS Industries, Inc.*	32,500	1,075,750

		29,394,985

Household Durables (1.0%)
American Greetings Corp., Class A^	44,350	1,170,840
Beazer Homes USA, Inc.^	31,300	258,225
Blyth, Inc.	20,400	417,180
Champion Enterprises, Inc.*^	65,700	721,386
CSS Industries, Inc.	8,497	305,637
Ethan Allen Interiors, Inc.^	27,300	892,437
Furniture Brands International, Inc.^	38,700	392,418
Helen of Troy Ltd.*	24,300	469,233
Hovnanian Enterprises, Inc., Class A*^	38,350	425,302
La-Z-Boy, Inc.^	65,400	482,652
Meritage Homes Corp.*^	21,000	296,520
National Presto Industries, Inc.^	300	15,900
Tarragon Corp.*^	10,500	27,510
Tempur-Pedic International, Inc.^	66,467	2,376,195
Tupperware Brands Corp.^	49,200	1,549,308
Universal Electronics, Inc.*	10,400	338,000
WCI Communities, Inc.*^	17,400	104,226

		10,242,969

Internet & Catalog Retail (0.7%)
1-800-FLOWERS.COM, Inc., Class A*^.	27,800	322,202
Blue Nile, Inc.*^	10,700	1,007,084
FTD Group, Inc.	19,900	296,112
GSI Commerce, Inc.*	16,000	425,600
Netflix, Inc.*^	30,500	631,960
Overstock.com, Inc.*	18,300	527,040
Priceline.com, Inc.*^	30,316	2,690,545
Shutterfly, Inc.*^	15,300	488,223

		6,388,766

Leisure Equipment & Products (0.6%)
Arctic Cat, Inc.^	19,300	315,748
Callaway Golf Co.^	58,200	931,782
JAKKS Pacific, Inc.*^	22,500	600,975
Marine Products Corp.^	58,300	494,384
MarineMax, Inc.*^	14,100	205,296

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Oakley, Inc.	25,600	$743,168
Polaris Industries, Inc.^	31,200	1,360,944
RC2 Corp.*	12,700	351,663
Smith & Wesson Holding Corp.*^	21,400	408,526
Sturm Ruger & Co., Inc.*	16,300	291,933

		5,704,419

Media (1.8%)
Arbitron, Inc.	22,700	1,029,218
Belo Corp., Class A^	71,600	1,242,976
Carmike Cinemas, Inc.^	11,700	214,929
Catalina Marketing Corp.*	28,100	910,159
Charter Communications, Inc., Class A*^	317,300	818,634
Cinemark Holdings, Inc.*^	22,400	415,744
Citadel Broadcasting Corp.^	145,883	606,873
CKX, Inc.*^	31,200	384,072
Cox Radio, Inc., Class A*^	30,000	391,500
Crown Media Holdings, Inc., Class A*^	13,400	96,346
Emmis Communications Corp., Class A^	39,678	196,009
Entercom Communications Corp., Class A^	25,100	485,183
Entravision Communications Corp., Class A*	55,300	509,866
GateHouse Media, Inc.^	28,000	357,000
Gemstar-TV Guide International, Inc.*	177,800	1,237,488
Gray Television, Inc.^	26,300	223,287
Harris Interactive, Inc.*^	44,100	190,071
Interactive Data Corp.	29,617	835,200
Journal Communications, Inc., Class A	37,700	357,396
Knology, Inc.*	18,800	314,524
Lee Enterprises, Inc.	37,100	577,647
Live Nation, Inc.*	52,717	1,120,236
Marvel Entertainment, Inc.*^	38,900	911,816
Media General, Inc., Class A^	15,000	412,650
Mediacom Communications Corp., Class A*^	41,883	295,275
Morningstar, Inc.*^	9,500	583,300
National CineMedia, Inc.	35,830	802,592
Scholastic Corp.*	27,600	962,136
Sinclair Broadcast Group, Inc., Class A^	38,808	467,248
Sun-Times Media Group, Inc., Class A*^	78,050	177,174
TiVo, Inc.*^	77,990	495,237
Valassis Communications, Inc.*	28,700	256,004
Value Line, Inc.^	4,800	236,496

		18,114,286

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.^	8,150	185,168
Fred’s, Inc., Class A^	32,030	337,276

		522,444

Specialty Retail (2.8%)
Aaron Rents, Inc.	37,650	839,595
Aeropostale, Inc.*	67,575	1,287,979
Asbury Automotive Group, Inc.	21,500	425,915
Bebe Stores, Inc.^	25,001	365,765
Big 5 Sporting Goods Corp.^	18,200	340,340
Blockbuster, Inc., Class A*^	143,900	772,743
Borders Group, Inc.^	39,500	526,535
Brown Shoe Co., Inc.	30,525	592,185
Buckle, Inc.^	11,250	426,825
Cabela’s, Inc.*^	31,100	735,515
Casual Male Retail Group, Inc.*^	21,400	$191,744
Cato Corp., Class A	25,750	526,330
Charlotte Russe Holding, Inc.*	20,300	297,192
Charming Shoppes, Inc.*^	87,700	736,680
Childrens Place Retail Stores, Inc.*	15,000	364,200
Christopher & Banks Corp.^	26,175	317,241
Collective Bancorp, Inc.*^	48,900	1,078,734
CSK Auto Corp.*^	34,500	367,425
DEB Shops, Inc.^	14,600	392,594
Dress Barn, Inc.*^	37,700	641,277
DSW, Inc., Class A*^	12,500	314,625
Genesco, Inc.*^	19,300	890,309
Group 1 Automotive, Inc.^	19,567	656,864
Guitar Center, Inc.*^	23,700	1,405,410
Gymboree Corp.*	24,500	863,380
Hibbett Sports, Inc.*^	26,025	645,420
HOT Topic, Inc.*	35,375	263,898
J. Crew Group, Inc.*^	31,200	1,294,800
Jo-Ann Stores, Inc.*^	20,735	437,509
Men’s Wearhouse, Inc.^	43,418	2,193,477
Pacific Sunwear of California, Inc.*^	57,400	849,520
Pep Boys-Manny, Moe & Jack	28,700	402,661
Pier 1 Imports, Inc.*^	70,700	334,411
Rent-A-Center, Inc.*	52,400	950,012
Sally Beauty Holdings, Inc.*^	74,900	632,905
Select Comfort Corp.*^	38,550	537,772
Sonic Automotive, Inc., Class A^	23,200	555,408
Stage Stores, Inc.	32,025	583,816
Talbots, Inc.^	30,400	547,200
Tween Brands, Inc.*^	24,049	789,769
Wet Seal, Inc., Class A*^	67,500	261,225
Zale Corp.*^	34,320	794,165
Zumiez, Inc.*^	10,400	461,448

		27,892,818

Textiles, Apparel & Luxury Goods (1.3%)
Carter’s, Inc.*^	40,980	817,551
Columbia Sportswear Co.^	11,100	613,941
Deckers Outdoor Corp.*	9,000	988,200
Fossil, Inc.*	31,900	1,191,784
Heelys, Inc.*^	19,100	152,227
Iconix Brand Group, Inc.*^	40,550	964,684
K-Swiss, Inc., Class A^	19,000	435,290
Kellwood Co.	19,700	335,885
Kenneth Cole Productions, Inc., Class A^	9,600	185,952
Oxford Industries, Inc.^	12,300	444,276
Quiksilver, Inc.*^	93,900	1,342,770
Skechers U.S.A., Inc., Class A*^	16,300	360,230
Steven Madden Ltd.	16,450	311,728
Timberland Co., Class A*	39,500	748,920
Under Armour, Inc., Class A*	16,883	1,009,941
Volcom, Inc.*^	11,700	497,484
Warnaco Group, Inc.*	34,600	1,351,822
Weyco Group, Inc.^	8,800	276,408
Wolverine World Wide, Inc.	45,200	1,238,480

		13,267,573

Total Consumer Discretionary		138,324,929

Consumer Staples (2.9%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	5,100	248,166
Central European Distribution Corp.*^	28,250	1,353,457

		1,601,623

Food & Staples Retailing (0.8%)
Andersons, Inc.	12,000	576,240

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Arden Group, Inc., Class A^	1,300	$181,389
Casey’s General Stores, Inc.	37,000	1,024,900
Great Atlantic & Pacific Tea Co., Inc.*^	15,720	478,831
Longs Drug Stores Corp.	26,896	1,335,924
Nash Finch Co.^	10,750	428,173
Pantry, Inc.*^	18,300	469,029
Performance Food Group Co.*	29,400	885,822
Ruddick Corp.^	32,900	1,103,466
Spartan Stores, Inc.	12,400	279,372
United Natural Foods, Inc.*^	30,200	822,044
Weis Markets, Inc.^	9,900	422,631
Winn-Dixie Stores, Inc.*	27,400	512,928

		8,520,749

Food Products (1.2%)
Alico, Inc.^	156	6,761
Chiquita Brands International, Inc.*^	32,800	519,224
Darling International, Inc.*^	68,800	680,432
Flowers Foods, Inc.	65,380	1,425,284
Fresh Del Monte Produce, Inc.^	21,800	626,750
Green Mountain Coffee Roasters, Inc.*^	13,800	458,022
Hain Celestial Group, Inc.*^	31,800	1,021,734
J & J Snack Foods Corp.	17,100	595,422
Lancaster Colony Corp.	20,500	782,485
Lance, Inc.^	24,000	552,480
Maui Land & Pineapple Co., Inc.*^	3,700	112,628
Pilgrim’s Pride Corp.^	34,200	1,187,766
Ralcorp Holdings, Inc.*	20,880	1,165,522
Sanderson Farms, Inc.^	13,500	562,545
Seaboard Corp.	300	588,000
Synutra International, Inc.*^	14,000	417,900
Tootsie Roll Industries, Inc.^	22,372	593,529
TreeHouse Foods, Inc.*	23,483	635,215

		11,931,699

Household Products (0.1%)
Central Garden & Pet Co., Class A*	52,760	473,785
Spectrum Brands, Inc.*^	29,900	173,420

		647,205

Personal Products (0.4%)
American Oriental Bioengineering, Inc.*^	40,100	447,115
Chattem, Inc.*^	13,200	930,864
Elizabeth Arden, Inc.*	19,500	525,720
Mannatech, Inc.^	20,700	167,670
Nu Skin Enterprises, Inc., Class A^	33,437	540,342
Playtex Products, Inc.*	37,100	678,188
Revlon, Inc., Class A*^	450,800	518,420
Tiens Biotech Group USA, Inc.*^	28,500	95,475

		3,903,794

Tobacco (0.2%)
Alliance One International, Inc.*	76,600	500,964
Universal Corp.	18,900	925,155
Vector Group Ltd.	30,435	682,055

		2,108,174

Total Consumer Staples		28,713,244

Energy (5.6%)
Energy Equipment & Services (2.3%)
Allis Chalmers Energy, Inc.*^	22,900	433,726
Atwood Oceanics, Inc.*	19,900	1,523,544
Basic Energy Services, Inc.*^	32,700	687,354
Bristow Group, Inc.*	14,700	$642,537
CARBO Ceramics, Inc.^	16,900	857,337
Complete Production Services, Inc.*	34,200	700,416
Dril-Quip, Inc.*	21,300	1,051,155
Exterran Holdings, Inc.^	43,490	3,493,987
Grey Wolf, Inc.*^	129,000	844,950
Gulf Island Fabrication, Inc.	10,400	399,256
GulfMark Offshore, Inc.*	18,300	890,478
Hercules Offshore, Inc.*	63,800	1,665,818
Horizon Offshore, Inc.*	26,200	432,300
Hornbeck Offshore Services, Inc.*^	15,000	550,500
ION Geophysical Corp.*^	60,000	829,800
Lufkin Industries, Inc.	11,400	627,228
NATCO Group, Inc.*^	13,900	719,325
Newpark Resources, Inc.*^	66,400	355,904
Oil States International, Inc.*^	38,100	1,840,230
Parker Drilling Co.*	81,600	662,592
PHI, Inc. (Non-Voting)*	9,800	295,372
Pioneer Drilling Co.*	35,800	436,044
RPC, Inc.^	20,025	284,555
Union Drilling, Inc.*	12,500	182,250
W-H Energy Services, Inc.*^	20,900	1,541,375
Willbros Group, Inc.*	20,800	707,200

		22,655,233

Oil, Gas & Consumable Fuels (3.3%)
Alon USA Energy, Inc.	14,300	483,054
Alpha Natural Resources, Inc.*^	52,500	1,219,575
APCO Argentina, Inc.	3,900	411,138
Arena Resources, Inc.*^	10,800	707,400
Atlas America, Inc.	18,456	952,883
ATP Oil & Gas Corp.*^	17,100	804,213
Aventine Renewable Energy Holdings, Inc.*^	21,700	229,369
Berry Petroleum Co., Class A^	31,600	1,251,044
Bill Barrett Corp.*^	24,700	973,427
Callon Petroleum Co.*^	11,150	155,208
Carrizo Oil & Gas, Inc.*^	18,700	838,882
Clayton Williams Energy, Inc.*	9,200	303,600
Clean Energy Fuels Corp.*	26,100	395,154
Comstock Resources, Inc.*	31,601	974,575
Contango Oil & Gas Co.*^	10,500	380,100
Crosstex Energy, Inc.^	25,750	976,182
Delek U.S. Holdings, Inc.	12,100	303,468
Delta Petroleum Corp.*^	47,400	850,830
Encore Acquisition Co.*	45,500	1,440,075
Energy Partners Ltd.*	21,547	316,310
EXCO Resources, Inc.*	43,000	711,220
General Maritime Corp.	22,900	639,139
GeoGlobal Resources, Inc.*^	67,600	243,360
Golar LNG Ltd.^	27,900	622,728
Goodrich Petroleum Corp.*^	12,400	393,080
Harvest Natural Resources, Inc.*^	29,600	353,424
International Coal Group, Inc.*^	101,700	451,548
Knightsbridge Tankers Ltd.	13,700	368,530
Mariner Energy, Inc.*^	69,800	1,445,558
McMoRan Exploration Co.*^	24,000	322,800
Meridian Resource Corp.*	200	496
Nordic American Tanker Shipping Ltd.^	21,500	843,660
Oilsands Quest, Inc.*^	90,300	400,029
Pacific Ethanol, Inc.*	23,900	229,918
Parallel Petroleum Corp.*	25,400	431,546
Penn Virginia Corp.	26,800	1,178,664

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
PetroHawk Energy Corp.*^	135,802	$2,229,869
Petroleum Development Corp.*	8,800	390,280
PetroQuest Energy, Inc.*	33,200	356,236
Rentech, Inc.*^	85,500	184,680
Rosetta Resources, Inc.*^	42,700	783,118
Ship Finance International Ltd.^	25,200	662,004
Stone Energy Corp.*	17,356	694,414
Swift Energy Co.*	23,900	977,988
U.S. BioEnergy Corp.*^	44,900	346,179
Uranium Resources, Inc.*^	41,800	392,502
USEC, Inc.*^	63,900	654,975
VAALCO Energy, Inc.*^	40,200	183,714
Verenium Corp.*^	36,000	190,080
Warren Resources, Inc.*^	32,600	408,804
Whiting Petroleum Corp.*	30,000	1,333,500
World Fuel Services Corp.^	20,800	848,848

		33,239,378

Total Energy		55,894,611

Financials (19.3%)
Capital Markets (1.4%)
ACA Capital Holdings, Inc.*^	24,600	149,814
Apollo Investment Corp.^	72,367	1,505,234
Ares Capital Corp.^	59,150	962,370
Calamos Asset Management, Inc., Class A	17,900	505,317
Capital Southwest Corp.^	2,400	294,624
Cohen & Steers, Inc.^	12,250	453,618
FCStone Group, Inc.*^	8,850	285,590
GFI Group, Inc.*	12,800	1,102,336
Greenhill & Co., Inc.^	15,280	932,844
Hercules Technology Growth Capital, Inc.	23,400	310,518
KBW, Inc.*^	18,400	529,552
Knight Capital Group, Inc., Class A*	78,800	942,448
MCG Capital Corp.^	42,200	607,258
NGP Capital Resources Co.^	13,771	223,503
optionsXpress Holdings, Inc.^	35,000	914,900
Penson Worldwide, Inc.*^	20,500	378,840
Piper Jaffray Cos.*	15,100	809,360
Sanders Morris Harris Group, Inc.^	8,000	81,200
Stifel Financial Corp.*^	12,600	728,784
SWS Group, Inc.	17,873	316,173
Technology Investment Capital Corp.^	2,233	29,855
Waddell & Reed Financial, Inc.	66,800	1,805,604

		13,869,742

Commercial Banks (6.0%)
Alabama National Bancorp^	13,600	1,059,712
AMCORE Financial, Inc.^	18,500	461,020
AmericanWest Bancorp	4,600	90,206
Ameris Bancorp^	8,240	148,979
BancFirst Corp.	200	8,974
Banco Latinoamericano de Exportaciones S.A., Class E^	21,800	396,324
Bancorp, Inc./Delaware*^	9,100	167,986
BankFinancial Corp.^	21,480	339,814
Banner Corp.	14,400	495,216
Boston Private Financial Holdings, Inc.^	29,700	826,848
Capital City Bank Group, Inc.^	12,834	400,421
Capital Corp. of the West^	4,140	76,259
Cascade Bancorp^	20,875	464,677
Cathay General Bancorp^	41,800	1,346,378
Centennial Bank Holdings, Inc.*^	44,200	282,880
Center Financial Corp.^	7,400	$102,934
Central Pacific Financial Corp.^	19,400	566,480
Chemical Financial Corp.^	21,188	513,809
Chittenden Corp.^	33,537	1,179,161
Citizens Republic Bancorp, Inc.^	68,629	1,105,613
City Bank/Washington^	14,496	416,325
City Holding Co.	13,700	498,817
Columbia Banking System, Inc.	12,914	410,923
Community Bancorp/Nevada*^	6,900	173,466
Community Bank System, Inc.^	21,700	423,584
Community Banks, Inc.^	23,796	708,883
Community Trust Bancorp, Inc.	16,285	489,201
CVB Financial Corp.^	50,639	592,476
Enterprise Financial Services Corp.^	6,200	150,908
First Bancorp/North Carolina^	13,100	266,978
First Bancorp/Puerto Rico^	85,300	810,350
First Charter Corp.^	26,416	796,971
First Commonwealth Financial Corp.^	45,952	508,229
First Community Bancorp, Inc./California^	20,700	1,132,497
First Community Bancshares, Inc./Virginia^	7,264	263,175
First Financial Bancorp^	26,583	339,731
First Financial Bankshares, Inc.^	16,844	676,792
First Financial Corp./Indiana^	13,800	418,140
First Merchants Corp.^	19,058	410,890
First Midwest Bancorp, Inc./Illinois^	39,300	1,342,488
First Regional Bancorp/California*^	6,900	169,257
First South Bancorp, Inc./ North Carolina^	3,108	81,305
First State Bancorp/New Mexico	14,700	288,708
FirstMerit Corp.^	62,933	1,243,556
FNB Corp./Pennsylvania^	48,300	798,882
Frontier Financial Corp.^	28,475	664,322
Glacier Bancorp, Inc.^	34,840	784,597
Greater Bay Bancorp	40,800	1,126,080
Hancock Holding Co.^	21,300	853,704
Hanmi Financial Corp.	29,100	450,759
Harleysville National Corp.^	20,900	332,101
Heritage Commerce Corp.^	8,100	171,477
Horizon Financial Corp.^	6,375	129,285
IBERIABANK Corp.^	8,375	440,944
Independent Bank Corp./Massachusetts^	10,200	302,940
Independent Bank Corp./Michigan^	12,642	139,694
Integra Bank Corp.^	22,056	399,875
International Bancshares Corp.	44,091	956,775
Investors Bancorp, Inc.*^	40,860	578,578
Irwin Financial Corp.^	22,100	243,542
Lakeland Bancorp, Inc.^	18,564	252,099
Lakeland Financial Corp.^	8,400	194,124
Macatawa Bank Corp.^	7,027	95,075
MainSource Financial Group, Inc.^	803	14,157
MB Financial, Inc.^	29,245	1,010,415
Midwest Banc Holdings, Inc.^	11,650	172,070
National Penn Bancshares, Inc.	35,476	580,392
NBT Bancorp, Inc.^	27,148	590,198
Old National Bancorp/Indiana^	53,140	880,530
Oriental Financial Group, Inc.^	8,191	94,197
Pacific Capital Bancorp N.A.^	34,344	903,247
Park National Corp.^	7,774	677,893
Peoples Bancorp, Inc./Ohio^	3,810	99,746

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Pinnacle Financial Partners, Inc.*^	11,200	$322,784
Preferred Bank/California	6,000	236,040
PrivateBancorp, Inc.^	11,300	393,692
Prosperity Bancshares, Inc.^	28,800	955,008
Provident Bankshares Corp.^	23,659	741,236
Renasant Corp.^	19,125	413,674
Republic Bancorp, Inc./Kentucky, Class A^	16,268	257,685
Royal Bancshares of Pennsylvania, Inc.^	11,446	250,896
S&T Bancorp, Inc.^	20,460	656,561
Sandy Spring Bancorp, Inc.^	12,600	379,512
Seacoast Banking Corp.of Florida^	16,480	308,176
Security Bank Corp./Georgia^	7,000	87,640
Signature Bank/New York*	23,800	838,474
South Financial Group, Inc.	59,400	1,350,756
Southside Bancshares, Inc.^	7,168	158,341
Southwest Bancorp, Inc./Oklahoma	5,400	101,628
Sterling Bancorp/New York^	9,362	131,068
Sterling Bancshares, Inc./Texas^	63,212	721,249
Sterling Financial Corp./Pennsylvania^	14,531	249,207
Sterling Financial Corp./Washington^	41,385	1,113,670
Suffolk Bancorp^	3,800	121,828
Sun Bancorp, Inc./New Jersey*^	14,662	256,585
Superior Bancorp*^	18,400	162,472
Susquehanna Bancshares, Inc.^	39,840	800,784
SVB Financial Group*^	29,400	1,392,384
SY Bancorp, Inc.^	12,075	326,508
Taylor Capital Group, Inc.	11,100	310,023
Tompkins Financial Corp.^	100	3,970
Trustmark Corp.^	37,600	1,054,304
UCBH Holdings, Inc.^	77,300	1,351,204
UMB Financial Corp.^	22,648	970,693
Umpqua Holdings Corp.^	52,128	1,043,081
Union Bankshares Corp./Virginia^	4,500	102,195
United Bankshares, Inc.^	30,100	916,244
United Community Banks, Inc./Georgia^	30,800	755,216
Univest Corp. of Pennsylvania^	5,050	119,786
Washington Trust Bancorp, Inc.	4,500	121,365
WesBanco, Inc.^	16,700	417,166
West Coast Bancorp/Oregon^	4,082	115,970
Westamerica Bancorp^	25,500	1,270,155
Western Alliance Bancorp*^	12,000	282,840
Wilshire Bancorp, Inc.^	30,500	334,585
Wintrust Financial Corp.^	18,840	804,280

		59,285,974

Consumer Finance (0.4%)
Advance America Cash Advance Centers, Inc.	58,200	620,994
Advanta Corp., Class B	24,900	682,758
Cash America International, Inc.	21,200	797,120
CompuCredit Corp.*^	18,600	403,806
Dollar Financial Corp.*^	16,250	463,612
EZCORP, Inc., Class A*	25,299	340,272
First Cash Financial Services, Inc.*	21,000	491,820
QC Holdings, Inc.^	8,600	124,270
World Acceptance Corp.*^	13,100	433,348

		4,358,000

Diversified Financial Services (0.7%)
Asset Acceptance Capital Corp.^	23,800	$276,080
Asta Funding, Inc.^	8,600	329,552
Financial Federal Corp.^	19,400	543,394
Freedom Acquisition Holdings, Inc.*^	45,050	506,813
Interactive Brokers Group, Inc.*	32,000	840,320
International Securities Exchange Holdings, Inc.	28,700	1,907,689
MarketAxess Holdings, Inc.*^	27,900	418,500
NewStar Financial, Inc.*^	24,700	277,628
PICO Holdings, Inc.*	11,000	457,050
Portfolio Recovery Associates, Inc.^	12,500	663,375
Primus Guaranty Ltd.*^	36,000	378,720
Resource America, Inc., Class A^	7,300	115,267
Star Maritime Acquisition Corp.*^	23,500	329,235

		7,043,623

Insurance (3.5%)
Alfa Corp.	25,150	457,227
American Equity Investment Life Holding Co.^	39,900	424,935
Amtrust Financial Services, Inc.	20,500	310,985
Argo Group International Holdings Ltd.*^	21,193	922,107
Aspen Insurance Holdings Ltd.	70,600	1,970,446
Assured Guaranty Ltd.	54,300	1,475,331
Castlepoint Holdings Ltd.	22,600	259,900
Commerce Group, Inc.^	44,083	1,299,126
Crawford & Co., Class B*^	34,700	220,692
Delphi Financial Group, Inc., Class A.	34,769	1,405,363
Employers Holdings, Inc.	48,390	997,318
Enstar Group, Ltd.*^	5,400	684,450
Flagstone Reinsurance Holdings Ltd.	26,600	353,514
FPIC Insurance Group, Inc.*	7,000	301,350
Greenlight Capital Reinsurance Ltd., Class A*	15,000	304,200
Harleysville Group, Inc.	11,300	361,374
Hilb, Rogal & Hobbs Co.^	27,317	1,183,646
Hilltop Holdings, Inc.*^	38,625	453,458
Horace Mann Educators Corp.	34,900	687,879
Independence Holding Co.^	7,800	158,964
Infinity Property & Casualty Corp.^	14,800	595,256
IPC Holdings Ltd.^	51,000	1,471,350
Max Capital Group Ltd.	48,300	1,354,332
Midland Co.	7,100	390,216
Montpelier Reinsurance Holdings Ltd.^	89,500	1,584,150
National Financial Partners Corp.	30,300	1,605,294
National Western Life Insurance Co., Class A	1,800	460,728
Navigators Group, Inc.*	9,450	512,662
Odyssey Reinsurance Holdings Corp.^	22,700	842,397
Phoenix Cos., Inc.	95,000	1,340,450
Platinum Underwriters Holdings Ltd.	47,900	1,722,484
ProAssurance Corp.*	24,364	1,312,489
RLI Corp.	18,450	1,046,484
Safety Insurance Group, Inc.^	9,100	327,054
Security Capital Assurance Ltd.^	19,100	436,244
Selective Insurance Group, Inc.	41,800	889,504
State Auto Financial Corp.	17,650	516,262

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Stewart Information Services Corp.^	13,800	$472,926
Tower Group, Inc.	16,000	418,880
United America Indemnity Ltd., Class A*	19,700	423,747
United Fire & Casualty Co.	19,400	758,346
Universal American Financial Corp.*	38,900	887,309
Zenith National Insurance Corp.	28,425	1,275,998

		34,876,827

Real Estate Investment Trusts (REITs) (5.9%)
Acadia Realty Trust (REIT)^	26,800	727,084
Agree Realty Corp. (REIT)^	5,700	178,638
Alesco Financial, Inc. (REIT)^	36,700	180,564
Alexander’s, Inc. (REIT)*^	1,500	578,250
Alexandria Real Estate Equities, Inc. (REIT)	21,100	2,031,086
American Campus Communities, Inc. (REIT)	16,700	489,143
American Financial Realty Trust (REIT)	102,200	822,710
Anthracite Capital, Inc. (REIT)^	46,700	424,970
Ashford Hospitality Trust, Inc. (REIT)	90,280	907,314
BioMed Realty Trust, Inc. (REIT)	53,950	1,300,195
Capital Trust, Inc./New York, Class A (REIT)^	16,000	568,000
CapLease, Inc. (REIT)^	34,800	356,700
Cedar Shopping Centers, Inc. (REIT)	30,800	419,496
Corporate Office Properties Trust/Maryland (REIT)	31,200	1,298,856
Cousins Properties, Inc. (REIT)^	27,500	807,400
Crystal River Capital, Inc. (REIT)^	20,800	349,648
DCT Industrial Trust, Inc. (REIT)^	143,610	1,503,597
Deerfield Triarc Capital Corp. (REIT)^	39,730	359,557
DiamondRock Hospitality Co. (REIT)	71,817	1,250,334
Digital Realty Trust, Inc. (REIT)	42,700	1,681,953
EastGroup Properties, Inc. (REIT)	19,000	859,940
Entertainment Properties Trust (REIT)	21,900	1,112,520
Equity Inns, Inc. (REIT)	44,200	998,036
Equity Lifestyle Properties, Inc. (REIT)	16,100	833,980
Equity One, Inc. (REIT)^	25,270	687,344
Extra Space Storage, Inc. (REIT)^	41,200	634,068
FelCor Lodging Trust, Inc. (REIT)	48,063	957,896
First Industrial Realty Trust, Inc. (REIT)^	33,800	1,313,806
First Potomac Realty Trust (REIT)	15,200	331,360
Franklin Street Properties Corp. (REIT)^	41,800	721,050
Friedman Billings Ramsey Group, Inc., Class A (REIT)^	129,000	594,690
Getty Realty Corp. (REIT)^	13,400	364,480
Glimcher Realty Trust (REIT)^	23,000	540,500
Gramercy Capital Corp./ New York (REIT)^	21,900	551,223
Healthcare Realty Trust, Inc. (REIT)^	37,717	$1,005,535
Hersha Hospitality Trust (REIT)	25,000	247,500
Highwoods Properties, Inc. (REIT)	40,400	1,481,468
Home Properties, Inc. (REIT)	25,400	1,325,372
Inland Real Estate Corp. (REIT)^	42,500	658,325
Investors Real Estate Trust (REIT)^	38,600	416,880
LaSalle Hotel Properties (REIT)	31,500	1,325,520
Lexington Realty Trust (REIT)^	47,699	954,457
LTC Properties, Inc. (REIT)	18,900	447,363
Maguire Properties, Inc. (REIT)^	27,833	718,926
MFA Mortgage Investments, Inc. (REIT)	58,500	470,925
Mid-America Apartment Communities, Inc. (REIT)^	19,200	957,120
National Health Investors, Inc. (REIT)^	20,300	627,473
National Retail Properties, Inc. (REIT)^	56,600	1,379,908
Nationwide Health Properties, Inc. (REIT)^	64,400	1,940,372
Newcastle Investment Corp. (REIT)^	39,800	701,276
Omega Healthcare Investors, Inc. (REIT)^	47,000	729,910
Parkway Properties, Inc./ Maryland (REIT)^	12,000	529,680
Pennsylvania Real Estate Investment Trust (REIT)^	26,294	1,023,888
Post Properties, Inc. (REIT)^	33,000	1,277,100
Potlatch Corp. (REIT)^	31,283	1,408,673
PS Business Parks, Inc. (REIT)	10,100	574,185
RAIT Financial Trust (REIT)^	51,400	423,022
Ramco-Gershenson Properties Trust (REIT)^	14,300	446,732
Realty Income Corp. (REIT)^	76,817	2,147,035
Redwood Trust, Inc. (REIT)^	13,900	461,758
Republic Property Trust (REIT)^	17,900	262,593
Resource Capital Corp. (REIT)^	9,300	104,718
Senior Housing Properties Trust (REIT)^	67,000	1,478,020
Sovran Self Storage, Inc. (REIT)^	16,600	760,944
Strategic Hotels & Resorts, Inc. (REIT)^	53,850	1,108,772
Sunstone Hotel Investors, Inc. (REIT)	53,117	1,361,920
Tanger Factory Outlet Centers (REIT)^	20,500	832,095
U-Store-It Trust (REIT)	29,900	394,680
Universal Health Realty Income Trust (REIT)^	12,500	444,125
Washington Real Estate Investment Trust (REIT)^	36,500	1,211,070

		58,375,728

Real Estate Management & Development (0.1%)
Consolidated-Tomoka Land Co.^	3,000	201,630
Meruelo Maddux Properties, Inc.*	42,900	253,539
Tejon Ranch Co.*^	13,200	546,480

		1,001,649

Thrifts & Mortgage Finance (1.3%)
Accredited Home Lenders Holding Co.*^	11,803	137,741
Anchor Bancorp Wisconsin, Inc.^	15,700	423,900

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Bank Mutual Corp.^	31,905	$376,160
BankUnited Financial Corp., Class A^	23,000	357,420
Brookline Bancorp, Inc.^	44,117	511,316
Centerline Holding Co.^	42,233	648,277
Corus Bankshares, Inc.^	23,400	304,668
Downey Financial Corp.^	17,733	1,024,967
First Busey Corp.^	14,250	312,218
First Financial Holdings, Inc.^	4,500	140,760
First Niagara Financial Group, Inc.^	81,776	1,157,130
FirstFed Financial Corp.*^	12,500	619,375
Flagstar Bancorp, Inc.^	45,900	446,607
Flushing Financial Corp.^	14,400	241,920
Franklin Bank Corp./Texas*^	27,500	253,000
Imperial Capital Bancorp, Inc.	5,500	155,375
KNBT Bancorp, Inc.^	19,900	329,146
NASB Financial, Inc.^	6,700	240,530
NewAlliance Bancshares, Inc.^	83,100	1,219,908
NexCen Brands, Inc.*^	33,700	226,464
Oritani Financial Corp.*^	24,100	381,744
Partners Trust Financial Group, Inc.	33,497	407,659
PFF Bancorp, Inc.^	15,650	240,071
Provident Financial Services, Inc.^	49,856	816,143
Provident New York Bancorp^	11,820	154,960
Rockville Financial, Inc.^	11,500	163,990
Trustco Bank Corp./New York^	56,583	618,452
United Community Financial Corp./Ohio^	11,700	84,474
Wauwatosa Holdings, Inc.*^	15,800	256,750
WSFS Financial Corp.	4,500	280,800

		12,531,925

Total Financials		191,343,468

Health Care (12.2%)
Biotechnology (3.1%)
ACADIA Pharmaceuticals, Inc.*^	24,800	373,240
Acorda Therapeutics, Inc.*	19,200	352,320
Alexion Pharmaceuticals, Inc.*^	27,180	1,770,777
Alkermes, Inc.*	69,300	1,275,120
Alnylam Pharmaceuticals, Inc.*	25,800	845,466
Applera Corp.- Celera Group*	63,100	887,186
Arena Pharmaceuticals, Inc.*^	47,900	524,505
ARIAD Pharmaceuticals, Inc.*^	45,900	212,517
Array BioPharma, Inc.*^	33,900	380,697
Bioenvision, Inc.*	16,100	85,008
BioMarin Pharmaceuticals, Inc.*^	74,068	1,844,293
Cell Genesys, Inc.*^	16,700	63,794
Cepheid, Inc.*^	44,100	1,005,480
Cubist Pharmaceuticals, Inc.*	45,849	968,789
CV Therapeutics, Inc.*	39,656	356,111
Dendreon Corp.*^	69,300	532,917
Encysive Pharmaceuticals, Inc.*^	26,600	40,166
Enzon Pharmaceuticals, Inc.*^	22,000	193,820
Geron Corp.*^	65,400	478,728
GTx, Inc.*^	19,500	317,460
Halozyme Therapeutics, Inc.*^	51,500	447,535
Human Genome Sciences, Inc.*^	94,200	969,318
Idenix Pharmaceuticals, Inc.*	90,000	260,100
Incyte Corp.*^	48,400	346,060
Indevus Pharmaceuticals, Inc.*^	82,000	566,620
InterMune, Inc.*^	29,600	566,248
Isis Pharmaceuticals, Inc.*^	52,400	784,428
Keryx Biopharmaceuticals, Inc.*^	54,400	540,736
Lifecell Corp.*^	24,000	901,680
Ligand Pharmaceuticals, Inc., Class B^	72,200	$385,548
MannKind Corp.*^	36,200	350,416
Martek Biosciences Corp.*^	20,400	592,212
Maxygen, Inc.*^	27,200	185,232
Medarex, Inc.*^	89,800	1,271,568
Momenta Pharmaceuticals, Inc.*^	27,800	316,642
Myriad Genetics, Inc.*^	32,050	1,671,408
Nabi Biopharmaceuticals*^	66,457	269,815
Neurocrine Biosciences, Inc.*^	29,400	294,000
Omrix Biopharmaceuticals, Inc.*	11,000	388,410
Onyx Pharmaceuticals, Inc.*	38,300	1,666,816
OSI Pharmaceuticals, Inc.*	41,800	1,420,782
Pharmion Corp.*	18,783	866,648
Regeneron Pharmaceuticals, Inc.*	50,600	900,680
Savient Pharmaceuticals, Inc.*^	41,900	609,645
Seattle Genetics, Inc.*^	34,700	390,028
Telik, Inc.*^	34,700	100,977
United Therapeutics Corp.*^	14,980	996,769
Vanda Pharmaceuticals, Inc.*	21,300	296,283
ZymoGenetics, Inc.*^	22,900	298,845

		31,163,843

Health Care Equipment & Supplies (3.5%)
Abaxis, Inc.*^	17,800	399,610
Accuray, Inc.*^	24,900	434,754
Align Technology, Inc.*	47,400	1,200,642
American Medical Systems Holdings, Inc.*^	57,700	978,015
Analogic Corp.	11,200	714,112
Arrow International, Inc.	19,400	882,506
ArthroCare Corp.*	22,100	1,235,169
Conceptus, Inc.*^	27,000	512,460
CONMED Corp.*	23,800	666,162
Datascope Corp.	12,100	409,101
DJO, Inc.*	16,700	819,970
Foxhollow Technologies, Inc.*^	18,000	475,200
Greatbatch, Inc.*^	17,900	475,961
Haemonetics Corp.*	21,000	1,037,820
Hologic, Inc.*^	41,600	2,537,600
I-Flow Corp.*^	12,900	239,811
ICU Medical, Inc.*^	10,350	401,062
Immucor, Inc.*	53,468	1,911,481
Integra LifeSciences Holdings Corp.*^	14,400	699,552
Invacare Corp.^	23,000	537,740
Inverness Medical Innovations, Inc.*	37,250	2,060,670
Kensey Nash Corp.*^	12,400	323,764
Kyphon, Inc.*	34,000	2,380,000
Mentor Corp.^	29,500	1,358,475
Meridian Bioscience, Inc.^	31,750	962,660
Merit Medical Systems, Inc.*^	22,712	294,802
NuVasive, Inc.*^	24,011	862,715
NxStage Medical, Inc.*^	14,800	214,452
OraSure Technologies, Inc.*^	61,100	614,055
Orthofix International N.V.*	13,200	646,404
Palomar Medical Technologies, Inc.*^	11,100	316,239
PolyMedica Corp.	16,530	868,156
Sirona Dental Systems, Inc.*^	10,800	385,236
Spectranetics Corp.*^	22,500	303,300
Stereotaxis, Inc.*^	18,000	248,220
STERIS Corp.	57,100	1,560,543
SurModics, Inc.*^	11,700	573,417
Thoratec Corp.*^	41,555	859,773
TomoTherapy, Inc.*	16,400	380,972
Vital Signs, Inc.^	8,500	443,190
Volcano Corp.*^	30,500	501,420

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
West Pharmaceutical Services, Inc.	27,414	$1,142,067
Wright Medical Group, Inc.*	28,317	759,462

		34,628,720

Health Care Providers & Services (2.4%)
Air Methods Corp.*^	7,500	346,500
Alliance Imaging, Inc.*^	38,300	346,998
Amedisys, Inc.*^	19,751	758,833
AMERIGROUP Corp.*	40,717	1,403,922
AMN Healthcare Services, Inc.*^	20,706	387,823
Amsurg Corp.*	24,450	564,062
Apria Healthcare Group, Inc.*	32,600	847,926
Assisted Living Concepts, Inc., Class A*^	48,200	440,548
Bio-Reference Labs, Inc.*^	10,400	351,104
Centene Corp.*	34,900	750,699
Chemed Corp.	17,300	1,075,368
Corvel Corp.*	11,025	254,898
Cross Country Healthcare, Inc.*^	24,600	429,762
Gentiva Health Services, Inc.*	19,900	382,279
HealthExtras, Inc.*	24,800	690,184
HealthSouth Corp.*^	63,000	1,103,130
Healthspring, Inc.*	39,700	774,150
Healthways, Inc.*^	26,550	1,432,903
HMS Holdings Corp.*^	17,700	435,597
inVentiv Health, Inc.*	23,000	1,007,860
Kindred Healthcare, Inc.*^	20,500	367,155
LCA-Vision, Inc.^	16,050	471,710
LHC Group, Inc.*^	13,500	289,845
Magellan Health Services, Inc.*	29,200	1,184,936
MedCath Corp.*	10,550	289,703
Molina Healthcare, Inc.*^	11,000	398,970
MWI Veterinary Supply, Inc.*^	6,800	256,700
Nighthawk Radiology Holdings, Inc.*	16,200	397,062
Owens & Minor, Inc.	28,700	1,093,183
PharMerica Corp.*^	19,503	290,985
Providence Service Corp.*^	6,600	193,776
PSS World Medical, Inc.*^	53,800	1,029,194
Psychiatric Solutions, Inc.*	41,700	1,637,976
Skilled Healthcare Group, Inc.*^	22,100	348,075
Sun Healthcare Group, Inc.*	41,600	695,136
Sunrise Senior Living, Inc.*^	36,680	1,297,372

		24,026,324

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*^	41,200	1,113,636
Eclipsys Corp.*^	33,200	774,224
Omnicell, Inc.*	26,300	750,602
Phase Forward, Inc.*	31,600	632,316
TriZetto Group, Inc.*	33,000	577,830

		3,848,608

Life Sciences Tools & Services (1.4%)
Affymetrix, Inc.*^	54,700	1,387,739
AMAG Pharmaceuticals, Inc.*^	9,917	567,253
Bio-Rad Laboratories, Inc., Class A*	13,700	1,239,850
Bruker BioSciences Corp.*	52,243	459,738
Dionex Corp.*	14,700	1,168,062
eResearchTechnology, Inc.*^	26,625	303,259
Exelixis, Inc.*	69,200	732,828
Illumina, Inc.*^	38,684	2,006,926
Kendle International, Inc.*	10,300	427,759
Luminex Corp.*^	33,500	505,180
Nektar Therapeutics*^	67,500	596,025
PAREXEL International Corp.*	22,000	907,940
PharmaNet Development Group, Inc.*^	14,900	$432,547
Varian, Inc.*	22,100	1,405,781
Ventana Medical Systems, Inc.*	21,800	1,872,838

		14,013,725

Pharmaceuticals (1.4%)
Adams Respiratory Therapeutics, Inc.*^	25,800	994,332
Alpharma, Inc., Class A	34,700	741,192
Auxilium Pharmaceuticals, Inc.*^	22,600	476,408
Bentley Pharmaceuticals, Inc.*^	18,600	232,128
Caraco Pharmaceutical Laboratories Ltd.*	15,900	242,475
Cypress Bioscience, Inc.*^	25,900	354,571
Durect Corp.*^	30,400	166,592
KV Pharmaceutical Co., Class A*^	27,700	792,220
Medicines Co.*^	35,900	639,379
Medicis Pharmaceutical Corp., Class A^	39,000	1,189,890
MGI Pharma, Inc.*	57,400	1,594,572
Nastech Pharmaceutical Co., Inc.*^	9,700	129,107
Par Pharmaceutical Cos., Inc.*	28,400	527,104
Penwest Pharmaceuticals Co.*^	17,200	189,372
Perrigo Co.	61,300	1,308,755
Pozen, Inc.*^	20,400	225,624
Salix Pharmaceuticals Ltd.*^	34,000	422,280
Sciele Pharma, Inc.*^	35,100	913,302
SuperGen, Inc.*^	32,200	139,748
Valeant Pharmaceuticals International*^	73,200	1,133,136
ViroPharma, Inc.*^	43,400	386,260
Xenoport, Inc.*^	17,300	813,965

		13,612,412

Total Health Care		121,293,632

Industrials (14.4%)
Aerospace & Defense (1.7%)
AAR Corp.*	28,750	872,275
Ceradyne, Inc.*^	19,750	1,495,865
Curtiss-Wright Corp.	32,200	1,529,500
DynCorp International, Inc., Class A*	19,200	443,712
EDO Corp.^	15,400	862,554
Esterline Technologies Corp.*	20,000	1,141,000
GenCorp, Inc.*^	44,900	537,004
Heico Corp.^	20,500	1,011,880
Hexcel Corp.*^	71,800	1,630,578
Ionatron, Inc.*^	25,400	87,122
Ladish Co., Inc.*^	10,700	593,636
Moog, Inc., Class A*^	28,959	1,272,458
Orbital Sciences Corp.*	51,400	1,143,136
Taser International, Inc.*^	49,700	779,793
Teledyne Technologies, Inc.*	27,968	1,493,212
Triumph Group, Inc.^	13,700	1,119,427
United Industrial Corp.^	6,800	511,768

		16,524,920

Air Freight & Logistics (0.3%)
ABX Air, Inc.*	45,100	319,308
Atlas Air Worldwide Holdings, Inc.*	10,700	552,441
Dynamex, Inc.*^	10,400	266,448
Forward Air Corp.^	22,550	671,539
Hub Group, Inc., Class A*	29,400	882,882
Pacer International, Inc.	28,900	550,545

		3,243,163

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Airlines (0.5%)
AirTran Holdings, Inc.*^	88,900	$874,776
Alaska Air Group, Inc.*^	31,300	722,717
Allegiant Travel Co.*	10,800	327,456
JetBlue Airways Corp.*^	127,700	1,177,394
Republic Airways Holdings, Inc.*	38,500	815,045
SkyWest, Inc.	48,000	1,208,160

		5,125,548

Building Products (0.5%)
Ameron International Corp.^	7,300	772,121
Apogee Enterprises, Inc.^	24,000	622,560
Goodman Global, Inc.*^	30,133	719,576
Griffon Corp.*^	24,100	363,910
Insteel Industries, Inc.^.	15,500	237,925
NCI Building Systems, Inc.*^	14,700	635,187
Simpson Manufacturing Co., Inc.^	31,400	1,000,090
Universal Forest Products, Inc.	13,350	399,165

		4,750,534

Commercial Services & Supplies (4.1%)
ABM Industries, Inc.	31,400	627,372
ACCO Brands Corp.*	43,200	969,408
Administaff, Inc.	17,200	624,360
Advisory Board Co.*^	13,400	783,498
American Ecology Corp.^	8,300	175,877
American Reprographics Co.*^	23,867	446,790
Bowne & Co., Inc.^	18,500	308,210
Casella Waste Systems, Inc.*	21,400	268,356
Cenveo, Inc.*^	40,950	885,748
Clean Harbors, Inc.*^	10,900	485,268
Comfort Systems USA, Inc.^	32,750	465,050
COMSYS IT Partners, Inc.*^	8,600	144,566
Consolidated Graphics, Inc.*	6,000	376,740
CoStar Group, Inc.*^	15,400	823,130
CRA International, Inc.*^	8,400	404,796
Deluxe Corp.	41,600	1,532,544
Ennis, Inc.	19,750	435,290
Exponent, Inc.*	11,800	296,062
FTI Consulting, Inc.*	35,875	1,804,871
G&K Services, Inc., Class A^	13,600	546,720
GEO Group, Inc.*^	45,600	1,350,216
GeoEye, Inc.*	12,600	324,450
Healthcare Services Group, Inc.^	32,175	652,187
Heidrick & Struggles International, Inc.*	14,900	543,105
Herman Miller, Inc.	50,083	1,359,253
Hudson Highland Group, Inc.*	20,200	257,146
Huron Consulting Group, Inc.*^	12,500	907,750
ICT Group, Inc.*	14,500	194,445
IHS, Inc., Class A*	25,200	1,423,548
IKON Office Solutions, Inc.	92,700	1,191,195
Interface, Inc., Class A	43,800	790,590
Kelly Services, Inc., Class A	17,100	338,751
Kenexa Corp.*	20,200	621,756
Knoll, Inc.	39,783	705,750
Korn/Ferry International*^	34,192	564,510
Labor Ready, Inc.*	41,950	776,495
Layne Christensen Co.*^	11,100	615,828
M&F Worldwide Corp.*^	9,700	486,843
McGrath Rentcorp^	27,200	904,128
Mine Safety Appliances Co.^	22,100	1,041,131
Mobile Mini, Inc.*^	29,136	703,926
PeopleSupport, Inc.*^	25,400	303,784
PHH Corp.*	44,000	1,156,320
Resources Connection, Inc.	39,200	907,480
Rollins, Inc.	17,175	458,401
RSC Holdings, Inc.*^	17,100	280,440
School Specialty, Inc.*^	16,900	$585,247
Spherion Corp.*	32,080	264,981
Standard Register Co.^	16,600	210,986
Team, Inc.*^	11,400	312,132
TeleTech Holdings, Inc.*	33,500	800,985
Tetra Tech, Inc.*^	49,415	1,043,645
United Stationers, Inc.*	21,500	1,193,680
Viad Corp.	16,300	586,800
Waste Connections, Inc.*	51,375	1,631,670
Waste Industries USA, Inc.	10,200	291,924
Waste Services, Inc.*^	44,599	433,056
Watson Wyatt Worldwide, Inc., Class A^	36,400	1,635,816

		40,255,006

Construction & Engineering (0.8%)
Aecom Technology Corp.*	32,200	1,124,746
EMCOR Group, Inc.*	51,000	1,599,360
Granite Construction, Inc.	28,600	1,516,372
Insituform Technologies, Inc., Class A*^	21,400	325,922
Perini Corp.*	21,400	1,196,902
Washington Group International, Inc.*	24,400	2,142,564

		7,905,866

Electrical Equipment (1.8%)
A.O. Smith Corp.	15,750	691,110
Acuity Brands, Inc.	33,925	1,712,534
American Superconductor Corp.*^	29,800	610,304
AZZ, Inc.*^	8,900	311,144
Baldor Electric Co	36,874	1,473,116
Belden, Inc.^	32,500	1,524,575
Brady Corp., Class A^	40,300	1,445,964
Encore Wire Corp.	13,000	326,690
Energy Conversion Devices, Inc.*^	33,000	749,760
Evergreen Solar, Inc.*^	75,600	675,108
Franklin Electric Co., Inc.	16,200	665,982
FuelCell Energy, Inc.*	33,900	303,066
Genlyte Group, Inc.*	22,800	1,465,128
GrafTech International Ltd.*	79,500	1,418,280
II-VI, Inc.*^	22,300	770,019
Medis Technologies Ltd.*^	33,300	432,900
Regal-Beloit Corp.	25,900	1,240,351
Superior Essex, Inc.*	15,800	589,024
Woodward Governor Co.^	21,500	1,341,600

		17,746,655

Industrial Conglomerates (0.2%)
Raven Industries, Inc.	11,500	460,575
Sequa Corp., Class A*	5,300	878,634
Walter Industries, Inc.^	41,700	1,121,730

		2,460,939

Machinery (2.9%)
Actuant Corp., Class A^	21,900	1,422,843
Albany International Corp.	23,450	879,141
Astec Industries, Inc.*^	15,100	867,495
ASV, Inc.*^	25,500	357,765
Badger Meter, Inc.^	10,300	330,115
Barnes Group, Inc.^	36,920	1,178,486
Briggs & Stratton Corp.^	39,350	990,833
Bucyrus International, Inc., Class A^	29,925	2,182,430
Cascade Corp.	9,500	619,115
Chart Industries, Inc.*	13,200	424,512
CIRCOR International, Inc.	13,100	594,871
Clarcor, Inc.^	37,000	1,265,770
Columbus McKinnon Corp.*^	17,400	433,086

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Dynamic Materials Corp.	9,700	$464,533
EnPro Industries, Inc.*	13,200	535,920
ESCO Technologies, Inc.*^	20,804	691,525
Federal Signal Corp.^	38,400	589,824
Flow International Corp.*^	29,800	262,836
Force Protection, Inc.*^	54,500	1,180,470
FreightCar America, Inc.	8,300	317,060
Gehl Co.*	9,400	209,902
Greenbrier Cos., Inc.	20,300	542,213
Kaydon Corp.	20,500	1,065,795
L.B. Foster Co., Class A*	7,600	330,296
Middleby Corp.*^	10,600	684,124
Mueller Industries, Inc.	26,200	946,868
Mueller Water Products, Inc., Class A^	87,400	1,082,886
NACCO Industries, Inc., Class A	4,000	413,920
Nordson Corp.	24,300	1,220,103
RBC Bearings, Inc.*	17,600	674,960
Robbins & Myers, Inc.	12,600	721,854
Sun Hydraulics Corp.	11,700	372,060
Tennant Co.	13,500	657,450
Titan International, Inc.	19,300	616,056
Valmont Industries, Inc.^	14,900	1,264,265
Wabtec Corp.	40,086	1,501,622
Watts Water Technologies, Inc., Class A^	25,200	773,640

		28,666,644

Marine (0.4%)
American Commercial Lines, Inc.*^	45,200	1,072,596
Eagle Bulk Shipping, Inc.	33,400	859,716
Genco Shipping & Trading Ltd.^	14,200	930,526
Horizon Lines, Inc., Class A.	29,900	912,847
Ultrapetrol Bahamas Ltd.*	15,000	249,150

		4,024,835

Road & Rail (0.5%)
AMERCO, Inc.*^	8,500	539,410
Arkansas Best Corp.^	16,128	526,740
Dollar Thrifty Automotive Group, Inc.*	17,700	614,013
Genesee & Wyoming, Inc., Class A*^	29,325	845,733
Heartland Express, Inc.^	49,112	701,319
Knight Transportation, Inc.^	42,109	724,696
Old Dominion Freight Line, Inc.*	17,950	430,262
Werner Enterprises, Inc.^	36,800	631,120

		5,013,293

Trading Companies & Distributors (0.7%)
Applied Industrial Technologies, Inc	37,000	1,140,710
Beacon Roofing Supply, Inc.*^	35,450	362,299
H&E Equipment Services, Inc.*^	21,800	391,964
Houston Wire & Cable Co.^	13,500	244,485
Kaman Corp.	19,500	673,920
Lawson Products, Inc.	8,200	285,442
Rush Enterprises, Inc., Class A*^	17,700	448,695
TAL International Group, Inc.^	20,567	515,615
UAP Holding Corp	43,000	1,348,480
Watsco, Inc.^	16,500	766,095
Williams Scotsman
International, Inc.*	28,600	792,506

		6,970,211

Total Industrials		142,687,614

Information Technology (17.8%)
Communications Equipment (2.8%)
3Com Corp.*	280,500	1,385,670
Acme Packet, Inc.*^	29,100	448,722
Adtran, Inc.^	51,200	$1,179,136
Anaren, Inc.*^	10,908	153,803
Andrew Corp.*	125,900	1,743,715
Arris Group, Inc.*	87,300	1,078,155
Aruba Networks, Inc.*^	18,300	366,000
Avocent Corp.*	40,300	1,173,536
Bel Fuse, Inc., Class B	8,600	298,076
BigBand Networks, Inc.*	21,600	138,240
Black Box Corp.	13,900	594,364
Blue Coat Systems, Inc.*^	11,100	874,236
Comtech Group, Inc.*^	1,300	23,673
Comtech Telecommunications Corp.*^	16,325	873,224
Dycom Industries, Inc.*^	34,033	1,042,431
Extreme Networks, Inc.*^	159,700	613,248
Finisar Corp.*^	214,500	600,600
Foundry Networks, Inc.*	114,900	2,041,773
Harmonic, Inc.*	50,600	536,866
Harris Stratex Networks, Inc.*^	24,375	425,831
Hughes Communications, Inc.*^	6,600	342,210
InterDigital Inc.*^	41,900	870,682
Loral Space & Communications, Inc.*^	13,100	520,725
MasTec, Inc.*^	34,000	478,380
Netgear, Inc.*	24,400	742,248
Nextwave Wireless, Inc.*^	35,700	204,204
OpNext, Inc.*^	41,900	486,040
Orbcomm, Inc.*^	22,000	165,660
Plantronics, Inc.^	36,200	1,033,510
Polycom, Inc.*	75,200	2,019,872
Powerwave Technologies, Inc.*^	104,300	642,488
Sirenza Microdevices, Inc.*	33,200	574,028
Sonus Networks, Inc.*^	213,100	1,299,910
Sycamore Networks, Inc.*	152,400	620,268
Symmetricom, Inc.*^	39,300	184,710
Tekelec*^	43,600	527,560
Utstarcom, Inc.*^	73,800	270,108
ViaSat, Inc.*	19,700	607,351

		27,181,253

Computers & Peripherals (1.1%)
Adaptec, Inc.*	85,400	326,228
Avid Technology, Inc.*^	35,667	965,862
Electronics for Imaging, Inc.*	39,300	1,055,598
Emulex Corp.*	72,600	1,391,742
Gateway, Inc.*^	292,583	550,056
Hutchinson Technology, Inc.*^	18,800	462,480
Imation Corp.^	25,000	613,250
Immersion Corp.*^	20,000	327,600
Intermec, Inc.*^	48,500	1,266,820
Isilon Systems, Inc.*^	33,300	256,410
Novatel Wireless, Inc.*	24,000	543,600
Palm, Inc.*^	82,800	1,347,156
Quantum Corp.*	217,600	739,840
Rackable Systems, Inc.*^	16,900	219,193
Rimage Corp.*^	10,300	231,132
Synaptics, Inc.*^	19,750	943,260

		11,240,227

Electronic Equipment & Instruments (2.5%)
Agilysys, Inc.	23,350	394,615
Anixter International, Inc.*^	23,700	1,954,065
Benchmark Electronics, Inc.*^	55,575	1,326,575
Brightpoint, Inc.*^	40,754	611,718
Checkpoint Systems, Inc.*	33,200	876,148
Cogent, Inc.*^	29,200	457,856
Cognex Corp.^	30,300	538,128
Coherent, Inc.*	20,600	660,848
CTS Corp.^	20,400	263,160

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Daktronics, Inc.^	25,300	$688,666
DTS, Inc.*	13,100	397,847
Echelon Corp.*	29,500	737,795
Electro Scientific Industries, Inc.*^	23,400	560,664
Excel Technology, Inc.*	6,200	154,690
FARO Technologies, Inc.*	11,700	516,555
Flir Systems, Inc.*^	50,800	2,813,812
Insight Enterprises, Inc.*	38,100	983,361
Itron, Inc.*^	21,660	2,015,896
KEMET Corp.*^	67,200	493,920
L-1 Identity Solutions, Inc.*^	51,066	962,594
Littelfuse, Inc.*^	18,500	660,265
LoJack Corp.*^	15,200	288,192
Measurement Specialties, Inc.*^	5,900	164,610
MTS Systems Corp.	14,200	590,720
Multi-Fineline Electronix, Inc.*	10,950	162,389
Newport Corp.*^	19,200	292,416
OSI Systems, Inc.*^	8,600	193,586
Park Electrochemical Corp.	16,200	543,996
Plexus Corp.*^	34,500	945,300
Rofin-Sinar Technologies, Inc.*	12,400	870,604
Rogers Corp.*^	12,500	514,875
Scansource, Inc.*^	21,200	595,932
Technitrol, Inc.	26,900	724,955
Universal Display Corp.*^	20,500	363,260
X-Rite, Inc.	23,400	337,896
Zygo Corp.*	23,200	302,296

		24,960,205

Internet Software & Services (2.2%)
Ariba, Inc.*^	62,712	676,035
Bankrate, Inc.*^	9,000	415,080
CMGI, Inc.*^	390,000	530,400
CNET Networks, Inc.*^	121,100	902,195
Cybersource Corp.*^	20,600	240,814
DealerTrack Holdings, Inc.*	26,700	1,118,196
Digital River, Inc.*^	30,400	1,360,400
DivX, Inc.*	22,400	333,088
EarthLink, Inc.*^	81,400	644,688
Equinix, Inc.*^	22,800	2,022,132
Internap Network Services Corp.*^	30,900	437,853
Internet Capital Group, Inc.*	19,900	238,800
Interwoven, Inc.*	33,725	479,907
j2 Global Communications, Inc.*	39,500	1,292,835
Knot, Inc.*^	21,900	465,594
NIC, Inc.^	41,400	287,316
Omniture, Inc.*^	23,300	706,456
Online Resources Corp.*^	12,900	163,056
Perficient, Inc.*	23,500	513,945
RealNetworks, Inc.*^	80,700	547,146
S1 Corp.*	39,700	359,285
SAVVIS, Inc.*^	27,600	1,070,328
Sohu.com, Inc.*	22,000	829,620
SonicWALL, Inc.*	55,600	485,388
Switch & Data Facilities Co., Inc.*	3,466	56,461
TechTarget, Inc.*	22,900	387,010
Terremark Worldwide, Inc.*^	40,710	291,891
United Online, Inc.	46,050	691,210
ValueClick, Inc.*	79,950	1,795,677
Vignette Corp.*	22,080	443,146
VistaPrint Ltd.*^	34,500	1,289,265
Visual Sciences, Inc.*	10,400	150,176
Websense, Inc.*^	35,300	696,469

		21,921,862

IT Services (1.7%)
Authorize.Net Holdings, Inc.*	22,500	$396,675
BearingPoint, Inc.*^	161,400	653,670
CACI International, Inc., Class A*	23,500	1,200,615
CIBER, Inc.*	43,500	339,735
CSG Systems International, Inc.*	34,200	726,750
EnerNOC, Inc.*	8,400	320,712
Euronet Worldwide, Inc.*^	39,000	1,161,030
ExlService Holdings, Inc.*^	18,100	384,806
Gartner, Inc.*	55,189	1,349,923
Gevity HR, Inc.^	19,600	200,900
Global Cash Access Holdings, Inc.*	36,100	382,299
Heartland Payment Systems, Inc.^	20,600	529,420
Integral Systems, Inc.^	6,600	141,834
ManTech International Corp., Class A*	14,100	507,318
MAXIMUS, Inc.^	17,500	762,650
MPS Group, Inc.*^	87,067	970,797
Ness Technologies, Inc.*	26,400	288,288
Perot Systems Corp., Class A*	70,100	1,185,391
RightNow Technologies, Inc.*^	21,950	353,176
SAIC, Inc.*^	84,600	1,623,474
Sapient Corp.*^	65,300	438,163
SRA International, Inc., Class A*	33,100	929,448
SYKES Enterprises, Inc.*	25,400	421,894
Syntel, Inc.	12,100	503,118
TNS, Inc.	17,100	274,626
Wright Express Corp.*^	31,800	1,160,382

		17,207,094

Semiconductors & Semiconductor Equipment (3.7%)
Advanced Energy Industries, Inc.*	30,400	459,040
AMIS Holdings, Inc.*	56,900	552,499
Amkor Technology, Inc.*	86,300	994,176
ANADIGICS, Inc.*^	58,800	1,063,104
Applied Micro Circuits Corp.*^	244,300	771,988
Atheros Communications, Inc.*^	42,700	1,279,719
ATMI, Inc.*	28,020	833,595
Brooks Automation, Inc.*	60,702	864,396
Cabot Microelectronics Corp.*^	18,600	795,150
Cavium Networks, Inc.*^	14,000	455,000
Cirrus Logic, Inc.*	75,300	481,920
Conexant Systems, Inc.*^	362,600	435,120
Credence Systems Corp.*^	38,930	120,294
Cymer, Inc.*	27,800	1,067,242
Diodes, Inc.*^	18,075	580,207
DSP Group, Inc.*	22,800	360,924
Entegris, Inc.*	108,535	942,084
Exar Corp.*	27,797	363,029
FEI Co.*^	32,644	1,026,001
FormFactor, Inc.*	35,200	1,561,824
Hittite Microwave Corp.*^	12,700	560,705
Kulicke & Soffa Industries, Inc.*^	44,700	379,056
Lattice Semiconductor Corp.*	91,900	412,631
LTX Corp.*^	85,600	305,592
Mattson Technology, Inc.*	38,000	328,700
Microsemi Corp.*^	61,772	1,722,203
Microtune, Inc.*	32,100	193,242
MIPS Technologies, Inc.*^	28,100	221,990
MKS Instruments, Inc.*	40,500	770,310
Monolithic Power Systems, Inc.*^	20,800	528,320
Netlogic Microsystems, Inc.*^	13,200	476,652
OmniVision Technologies, Inc.*^	44,000	1,000,120
ON Semiconductor Corp.*^	194,300	2,440,408

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
PDF Solutions, Inc.*^	13,420	$132,590
Photronics, Inc.*^	30,100	343,441
PMC-Sierra, Inc.*^	171,000	1,434,690
RF Micro Devices, Inc.*^	155,500	1,046,515
Semtech Corp.*	57,000	1,167,360
Sigma Designs, Inc.*^	16,500	795,960
Silicon Image, Inc.*	53,100	273,465
SiRF Technology Holdings, Inc.*^	42,500	907,375
Skyworks Solutions, Inc.*	115,000	1,039,600
Spansion, Inc., Class A*^	72,000	608,400
Standard Microsystems Corp.*^	16,500	633,930
Supertex, Inc.*^	8,200	327,016
Tessera Technologies, Inc.*	36,400	1,365,000
Trident Microsystems, Inc.*^	38,700	614,943
TriQuint Semiconductor, Inc.*	100,400	492,964
Ultratech, Inc.*^	11,000	152,460
Veeco Instruments, Inc.*^	20,100	389,538
Zoran Corp.*	39,700	801,940

		36,874,428

Software (3.8%)
ACI Worldwide, Inc.*^	30,300	677,205
Advent Software, Inc.*^	13,900	652,883
Ansoft Corp.*	10,800	356,184
ANSYS, Inc.*	62,100	2,121,957
Aspen Technology, Inc.*^	74,850	1,071,852
Blackbaud, Inc.	35,198	888,398
Blackboard, Inc.*^	22,900	1,049,736
Bottomline Technologies, Inc.*	9,900	124,047
Concur Technologies, Inc.*	29,200	920,384
Epicor Software Corp.*^	44,500	612,765
EPIQ Systems, Inc.*^	22,425	422,038
Informatica Corp.*^	61,700	968,690
InterVoice, Inc.*^	35,600	334,284
Jack Henry & Associates, Inc.	60,000	1,551,600
Lawson Software, Inc.*	104,200	1,043,042
Macrovision Corp.*^	37,100	913,773
Magma Design Automation, Inc.*^	33,600	472,752
Manhattan Associates, Inc.*	20,700	567,387
Mentor Graphics Corp.*	72,000	1,087,200
Micros Systems, Inc.*	33,500	2,179,845
MicroStrategy, Inc., Class A*	7,000	555,380
MSC.Software Corp.*	35,100	478,062
Net 1 UEPS Technologies, Inc.*^	38,800	1,054,196
Nuance Communications, Inc.*^	103,800	2,004,378
Parametric Technology Corp.*	87,840	1,530,173
Progress Software Corp.*	27,800	842,340
QAD, Inc.^	25,700	222,562
Quality Systems, Inc.^	13,600	498,168
Quest Software, Inc.*^	55,400	950,664
Radiant Systems, Inc.*^	16,100	254,863
Renaissance Learning, Inc.^	39,700	479,973
Secure Computing Corp.*	33,575	326,685
Smith Micro Software, Inc.*^	22,900	367,774
Solera Holdings, Inc.*^	21,000	377,790
Sonic Solutions, Inc.*^	34,900	365,403
SPSS, Inc.*^	14,700	604,758
Sybase, Inc.*	69,233	1,601,359
Synchronoss Technologies, Inc.*^	14,700	618,282
Take-Two Interactive Software, Inc.*^	59,100	1,009,428
THQ, Inc.*^	53,525	1,337,054
TIBCO Software, Inc.*^	150,900	1,115,151
Tyler Technologies, Inc.*	35,800	477,930
Ultimate Software Group, Inc.*^	18,900	659,610
Vasco Data Security International, Inc.*^	19,800	699,138
Wind River Systems, Inc.*	62,300	$733,271

		37,180,414

Total Information Technology		176,565,483

Materials (4.9%)
Chemicals (2.2%)
Arch Chemicals, Inc.	19,400	909,472
Calgon Carbon Corp.*^	32,200	449,512
CF Industries Holdings, Inc.	39,980	3,034,882
Ferro Corp.	34,600	691,308
Flotek Industries, Inc.*^	13,100	578,365
Georgia Gulf Corp.^	22,000	305,800
H.B. Fuller Co.	43,200	1,282,176
Hercules, Inc.	89,600	1,883,392
Innospec, Inc.	16,280	370,858
Koppers Holdings, Inc.^	14,000	540,540
Minerals Technologies, Inc.	13,800	924,600
NewMarket Corp.	9,700	478,986
Olin Corp.	51,832	1,160,000
OM Group, Inc.*	25,300	1,336,093
PolyOne Corp.*^	74,400	555,768
Rockwood Holdings, Inc.*	28,020	1,003,957
Schulman (A.), Inc.	20,400	402,492
Sensient Technologies Corp.	36,600	1,056,642
Spartech Corp.	23,600	402,616
Symyx Technologies, Inc.*^	16,272	141,404
Terra Industries, Inc.*	68,200	2,131,932
Tronox, Inc., Class B	29,900	269,997
W.R. Grace & Co.*^	56,100	1,506,846
Zoltek Cos., Inc.*	16,700	728,621

		22,146,259

Construction Materials (0.2%)
Texas Industries, Inc.^	23,500	1,844,750

Containers & Packaging (0.6%)
AptarGroup, Inc.	53,000	2,007,110
Greif, Inc., Class A	24,400	1,480,592
Myers Industries, Inc.	22,400	443,968
Rock-Tenn Co., Class A	26,600	768,740
Silgan Holdings, Inc.	18,900	1,015,875

		5,716,285

Metals & Mining (1.6%)
AMCOL International Corp.^	20,500	678,345
Apex Silver Mines Ltd.*^	46,900	912,205
Brush Engineered Materials, Inc.*^	13,100	679,759
Century Aluminum Co.*^	19,100	1,005,615
Coeur d’Alene Mines Corp.*^	221,200	838,348
Compass Minerals International, Inc.	22,900	779,516
Haynes International, Inc.*	9,300	793,941
Hecla Mining Co.*^	100,600	900,370
Kaiser Aluminum Corp.*^	12,100	853,897
Metal Management, Inc.	19,700	1,067,740
Olympic Steel, Inc.^	18,400	499,744
Quanex Corp.	27,050	1,270,809
Royal Gold, Inc.^	19,400	635,350
RTI International Metals, Inc.*	16,300	1,291,938
Ryerson, Inc.^	20,500	691,670
Schnitzer Steel Industries, Inc., Class A	17,650	1,293,568
Stillwater Mining Co.*^	33,500	344,715
Wheeling-Pittsburgh Corp.*^	12,400	239,320
Worthington Industries, Inc.^	54,600	1,286,376

		16,063,226

Paper & Forest Products (0.3%)
Bowater, Inc.^	45,000	671,400
Buckeye Technologies, Inc.*	30,400	460,256

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Deltic Timber Corp.^	7,600	$432,592
Glatfelter (P.H.) Co.^	35,900	532,756
Neenah Paper, Inc.	11,400	377,226
Wausau Paper Corp.	35,600	396,940

		2,871,170

Total Materials		48,641,690

Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.1%)
Alaska Communications Systems Group, Inc.^	34,700	501,415
Cbeyond, Inc.*^	17,200	701,588
Cincinnati Bell, Inc.*	204,200	1,008,748
Cogent Communications Group, Inc.*^	40,000	933,600
Consolidated Communications Holdings, Inc.	15,800	309,838
General Communication, Inc., Class A*^	41,150	499,561
Global Crossing Ltd.*^	19,300	406,844
Globalstar, Inc.*^	37,900	277,807
Golden Telecom, Inc.^	11,340	912,757
Iowa Telecommunications Services, Inc.^	25,800	512,130
NTELOS Holdings Corp.	22,900	674,634
PAETEC Holding Corp.*	52,130	650,061
Premiere Global Services, Inc.*	56,700	717,255
Shenandoah Telecommunications Co.^	16,800	365,568
Time Warner Telecom, Inc., Class A*	109,250	2,400,222
Vonage Holdings Corp.*^	136,200	140,286

		11,012,314

Wireless Telecommunication Services (0.3%)
Dobson Communications Corp., Class A*	112,100	1,433,759
InPhonic, Inc.*^	30,500	83,875
iPCS, Inc.	15,075	518,429
Rural Cellular Corp., Class A*	9,800	426,300
Syniverse Holdings, Inc.*	19,700	313,230
USA Mobility, Inc.*	18,500	312,095

		3,087,688

Total Telecommunication Services		14,100,002

Utilities (2.7%)
Electric Utilities (1.1%)
ALLETE, Inc.^	20,900	935,484
Cleco Corp.^	41,600	1,051,232
El Paso Electric Co.*	37,000	855,810
Empire District Electric Co.^	19,500	440,505
IDACORP, Inc.^	31,500	1,031,310
ITC Holdings Corp.^	34,050	1,687,177
MGE Energy, Inc.^	17,000	568,480
Otter Tail Corp.^	27,100	966,115
Portland General Electric Co.	22,683	630,587
UIL Holdings Corp.^	17,600	554,400
Unisource Energy Corp.	27,300	815,997
Westar Energy, Inc.	65,717	1,614,010

		11,151,107

Gas Utilities (0.9%)
Laclede Group, Inc.^	15,700	506,796
New Jersey Resources Corp.	22,850	1,133,131
Nicor, Inc.^	37,600	1,613,040
Northwest Natural Gas Co.	21,300	973,410
Piedmont Natural Gas Co.^	58,733	1,473,611
South Jersey Industries, Inc.^	25,500	887,400
Southwest Gas Corp.	35,600	1,007,124
WGL Holdings, Inc.^	39,500	$1,338,655

		8,933,167

Multi-Utilities (0.6%)
Aquila, Inc.*	268,000	1,074,680
Avista Corp.	41,000	834,350
Black Hills Corp.^	26,200	1,074,724
CH Energy Group, Inc.^	12,150	580,770
NorthWestern Corp.	28,697	779,698
PNM Resources, Inc.	62,750	1,460,820

		5,805,042

Water Utilities (0.1%)
American States Water Co.^	10,650	415,350
California Water Service Group^	14,100	542,709
Consolidated Water Co., Inc.	10,400	312,208

		1,270,267

Total Utilities		27,159,583

Total Common Stocks (95.2%) (Cost $819,952,935)		944,724,256

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (0.2%)
U.S. Treasury Bills
3.95%, 2/28/08 #(p)	$1,455,000	1,431,295

Short-Term Investments of Cash Collateral for Securities Loaned (30.1%)
American Honda Finance Corp.
5.75%, 9/11/08 (l)	2,500,000	2,500,000
Banco de Sabadell S.A.
5.40%, 4/23/09 (l)	5,000,000	5,000,000
Bank of Montreal/Chicago
5.71%, 3/12/09 (l)	15,000,000	15,000,000
Bear Stearns Cos., Inc.
5.38%, 3/23/09 (l)	5,000,000	5,000,000
Beta Finance, Inc.
4.87%, 1/15/08 (l)	11,000,000	11,000,000
Calyon/New York
4.87%, 10/14/08 (l)	9,997,605	9,997,605
Citigroup Global Markets, Inc.
5.40%, 10/5/07 (l)	20,000,000	20,000,000
Clipper Receivables Corp.
5.30%, 10/1/07)	9,995,583	9,995,583
Comerica Bank
5.38%, 1/12/09 (l)	5,001,711	5,001,711
5.54%, 6/19/09 (l)	5,000,816	5,000,816
Eureka Securitization plc
5.41%, 11/9/07	9,862,050	9,862,050
Five Finance, Inc.
4.88%, 6/19/08 (l)	9,998,563	9,998,563
Goldman Sachs Group, Inc.
5.41%, 12/28/07 (l)	5,000,000	5,000,000
5.37%, 8/18/08 (l)	12,000,000	12,000,000
Lafayette Asset Securitization LLC
5.55%, 10/1/07	9,995,375	9,995,375
Lehman Brothers Holdings, Inc.
5.35%, 4/2/08 (l)	14,004,027	14,004,027
Links Finance LLC
4.87%, 6/22/09 (l)	14,993,442	14,993,442
MBIA Global Funding LLC
4.87%, 9/25/08 (l)	10,000,000	10,000,000
Monument Gardens Funding LLC
5.30%, 10/1/07	9,995,583	9,995,583
Monumental Global Funding II
4.86%, 4/25/08 (l)	10,000,000	10,000,000
4.90%, 3/26/10 (l)	3,000,000	3,000,000
4.93%, 5/26/10 (l)	2,000,000	2,000,000

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Morgan Stanley
5.43%, 12/17/07 (l)	$10,000,000	$10,000,000
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	53,302,979	53,302,979
New York Life Insurance Co.
5.42%, 12/28/07 (l)	9,000,000	9,000,000
Pricoa Global Funding I
4.91%, 12/15/09 (l)	7,000,000	7,000,000
Tango Finance Corp.
4.88%, 6/25/09 (l)	9,993,663	9,993,663
Wells Fargo & Co.
5.37%, 2/2/09 (l)	10,000,000	10,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		298,641,397

Time Deposit (0.3%)
JPMorgan Chase Nassau
4.43%, 10/1/07	2,937,569	2,937,569

Total Short-Term Investments (30.6%) (Cost/Amortized Cost $303,009,078)		303,010,261
Total Investments (125.8%) (Cost/Amortized Cost $1,122,962,013)		1,247,734,517
Other Assets Less Liabilities (-25.8%)		(255,782,853)

Net Assets (100%)		$991,951,664

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

At September 30, 2007 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/07	Unrealized Depreciation
Russell 2000 Index	105	December-07	$42,896,750	$42,693,000	$(203,750)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$304,616,786
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$423,994,446

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$191,288,554
Aggregate gross unrealized depreciation	(66,575,644)

Net unrealized appreciation	$124,712,910

Federal income tax cost of investments	$1,123,021,607

At September 30, 2007, the Portfolio had loaned securities with a total value of $288,726,854. This was secured by collateral of $298,641,397 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.3%)
Hotels, Restaurants & Leisure (2.3%)
International Game Technology	96,500	$4,159,150
Las Vegas Sands Corp.*	21,900	2,921,898
Marriott International, Inc., Class A	116,500	5,064,255
MGM MIRAGE*	21,400	1,914,016

		14,059,319

Household Durables (0.9%)
Harman International Industries, Inc.	27,300	2,361,996
TomTom N.V.*	39,366	3,059,862

		5,421,858

Internet & Catalog Retail (1.5%)
Amazon.com, Inc.*^	70,400	6,557,760
Expedia, Inc.*^	87,612	2,793,071

		9,350,831

Media (2.8%)
Grupo Televisa S.A. (Sponsored ADR)^	96,700	2,337,239
McGraw-Hill Cos., Inc.	99,000	5,040,090
Naspers Ltd., Class N	132,700	3,679,380
Omnicom Group, Inc.	58,600	2,818,074
Shaw Communications, Inc., Class B	122,800	3,050,352

		16,925,135

Multiline Retail (2.3%)
Kohl’s Corp.*	129,400	7,418,502
Target Corp.	103,500	6,579,495

		13,997,997

Specialty Retail (1.7%)
Bed Bath & Beyond, Inc.*	79,500	2,712,540
Lowe’s Cos., Inc.	155,700	4,362,714
PetSmart, Inc.^	104,800	3,343,120

		10,418,374

Textiles, Apparel & Luxury Goods (0.8%)
Coach, Inc.*	101,800	4,812,086

Total Consumer Discretionary		74,985,600

Consumer Staples (6.8%)
Beverages (1.3%)
InBev N.V.	37,451	3,394,311
PepsiCo, Inc.	65,600	4,805,856

		8,200,167

Food & Staples Retailing (3.9%)
Costco Wholesale Corp.	25,900	1,589,483
CVS Caremark Corp.	334,900	13,272,087
Sysco Corp.^	51,300	1,825,767
Walgreen Co.	70,300	3,320,972
Whole Foods Market, Inc.^	74,500	3,647,520

		23,655,829

Household Products (1.6%)
Procter & Gamble Co.	102,900	7,237,986
Reckitt Benckiser plc	39,625	2,328,409

		9,566,395

Total Consumer Staples		41,422,391

Energy (6.6%)
Energy Equipment & Services (3.9%)
Baker Hughes, Inc.	87,700	7,925,449
Schlumberger Ltd.	150,600	15,813,000

		23,738,449

Oil, Gas & Consumable Fuels (2.7%)
EOG Resources, Inc.	48,100	3,479,073
Exxon Mobil Corp.	54,000	4,998,240
Total S.A.	101,721	$8,270,697

		16,748,010

Total Energy		40,486,459

Financials (15.1%)
Capital Markets (7.6%)
Charles Schwab Corp.	203,700	4,399,920
Franklin Resources, Inc.	49,200	6,273,000
Goldman Sachs Group, Inc.	28,100	6,090,394
Morgan Stanley	78,700	4,958,100
Northern Trust Corp.	54,900	3,638,223
State Street Corp.^	144,900	9,876,384
UBS AG	214,800	11,438,100

		46,674,121

Commercial Banks (1.9%)
Anglo Irish Bank Corp. plc	222,772	4,212,194
Erste Bank der Oesterreichischen Sparkassen AG	96,417	7,348,616

		11,560,810

Consumer Finance (1.4%)
American Express Co.	142,700	8,472,099

Diversified Financial Services (1.6%)
Citigroup, Inc.	133,300	6,221,111
CME Group, Inc.	2,800	1,644,580
Moody’s Corp.	33,400	1,683,360

		9,549,051

Insurance (2.6%)
American International Group, Inc.	144,500	9,775,425
Prudential Financial, Inc.	61,100	5,962,138

		15,737,563

Total Financials		91,993,644

Health Care (15.0%)
Biotechnology (2.9%)
Celgene Corp.*	52,300	3,729,513
Genentech, Inc.*	91,500	7,138,830
Gilead Sciences, Inc.*	166,500	6,804,855

		17,673,198

Health Care Equipment & Supplies (4.6%)
Alcon, Inc.	21,900	3,151,848
Becton, Dickinson & Co.	47,000	3,856,350
Covidien Ltd.*	66,200	2,747,300
Medtronic, Inc.	153,200	8,642,012
St. Jude Medical, Inc.*	60,500	2,666,235
Stryker Corp.	51,300	3,527,388
Zimmer Holdings, Inc.*	44,500	3,604,055

		28,195,188

Health Care Providers & Services (5.0%)
Aetna, Inc.	152,400	8,270,748
Humana, Inc.*	43,600	3,046,768
Laboratory Corp. of America Holdings*	46,700	3,653,341
McKesson Corp.	7,000	411,530
Medco Health Solutions, Inc.*	44,800	4,049,472
WellPoint, Inc.*	139,200	10,985,664

		30,417,523

Pharmaceuticals (2.5%)
Allergan, Inc.	85,400	5,505,738
Roche Holding AG	30,323	5,498,119
Schering-Plough Corp.	128,800	4,073,944

		15,077,801

Total Health Care		91,363,710

Industrials (11.1%)
Aerospace & Defense (1.0%)
General Dynamics Corp.	72,300	6,107,181

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (0.4%)
Expeditors International of Washington, Inc.	60,300	$2,852,190

Airlines (1.0%)
Southwest Airlines Co.	401,200	5,937,760

Construction & Engineering (0.8%)
Foster Wheeler Ltd.*	36,200	4,752,336

Electrical Equipment (0.8%)
Schneider Electric S.A.	40,781	5,152,238

Industrial Conglomerates (4.3%)
General Electric Co.	640,300	26,508,420

Machinery (2.5%)
Danaher Corp.^	135,400	11,198,934
Deere & Co.	15,600	2,315,352
Joy Global, Inc.	31,400	1,597,004

		15,111,290

Trading Companies & Distributors (0.3%)
Fastenal Co.^	36,500	1,657,465

Total Industrials		68,078,880

Information Technology (21.1%)
Communications Equipment (4.3%)
Cisco Systems, Inc.*	328,000	10,860,081
Corning, Inc.	233,100	5,745,915
Juniper Networks, Inc.*	108,200	3,961,202
QUALCOMM, Inc.	129,800	5,485,348

		26,052,546

Computers & Peripherals (1.9%)
Apple, Inc.*	33,600	5,158,944
Dell, Inc.*	91,400	2,522,640
EMC Corp.*	187,700	3,904,160

		11,585,744

Electronic Equipment & Instruments (0.7%)
Hon Hai Precision Industry Co. Ltd. (GDR)	272,040	4,039,794

Internet Software & Services (3.1%)
eBay, Inc.*	81,600	3,184,032
Google, Inc., Class A*	22,200	12,593,394
VeriSign, Inc.*	94,800	3,198,552

		18,975,978

IT Services (3.4%)
Accenture Ltd., Class A	219,100	8,818,775
Automatic Data Processing, Inc.	144,500	6,636,885
Infosys Technologies Ltd. (ADR)^	109,000	5,274,510

		20,730,170

Semiconductors & Semiconductor Equipment (3.6%)
Analog Devices, Inc.	118,900	4,299,425
ASML Holding N.V. (N.Y. Shares)*^	93,300	3,065,838
Intel Corp.	121,200	3,134,232
Marvell Technology Group Ltd.*^	295,900	4,843,883
Maxim Integrated Products, Inc.	123,400	3,621,790
Xilinx, Inc.	115,000	3,006,100

		21,971,268

Software (4.1%)
Amdocs Ltd.*	134,600	5,005,774
Autodesk, Inc.*	62,500	3,123,125
Electronic Arts, Inc.*	61,800	3,460,182
Intuit, Inc.*	71,400	2,163,420
Microsoft Corp.	391,500	11,533,590

		25,286,091

Total Information Technology		128,641,591

Materials (2.5%)
Chemicals (0.6%)
Monsanto Co.	41,500	$3,558,210

Metals & Mining (1.9%)
BHP Billiton Ltd.	210,674	8,328,247
Freeport-McMoRan Copper & Gold, Inc.^	33,600	3,524,304

		11,852,551

Total Materials		15,410,761

Telecommunication Services (5.7%)
Wireless Telecommunication Services (5.7%)
America Movil S.A.B. de C.V., Series L (ADR)	155,400	9,945,600
American Tower Corp., Class A*	144,300	6,282,822
Crown Castle International Corp.*	174,300	7,081,809
Leap Wireless International, Inc.*^	33,722	2,743,959
MetroPCS Communications, Inc.*^	54,800	1,494,944
Rogers Communications, Inc., Class B	160,600	7,312,118

Total Telecommunication Services		34,861,252

Utilities (0.7%)
Independent Power Producers & Energy Traders (0.7%)
AES Corp.*	203,500	4,078,140

Total Utilities		4,078,140

Total Common Stocks (96.9%) (Cost $548,727,052)		591,322,428

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (7.6%)
Aspen Funding Corp.
5.30%, 10/1/07	$1,999,117	1,999,117
Atlantic Asset Securitization LLC
5.30%, 10/1/07	1,999,117	1,999,117
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	42,566,515	42,566,515

		46,564,749

Time Deposit (3.8%)
JPMorgan Chase Nassau
4.43%, 10/1/07	23,270,634	23,270,634

Total Short-Term Investments (11.4%) (Amortized Cost $69,835,383)		69,835,383
Total Investments (108.3%) (Cost/Amortized Cost $618,562,435)		661,157,811
Other Assets Less Liabilities (-8.3%)		(50,744,550)

Net Assets (100%)		$610,413,261

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$823,172,902
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$556,904,962

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,425,825
Aggregate gross unrealized depreciation	(14,830,449)

Net unrealized appreciation	$42,595,376

Federal income tax cost of investments	$618,562,435

At September 30, 2007, the Portfolio had loaned securities with a total value of $45,767,579. This was secured by collateral of $46,564,749 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2007, the Portfolio incurred approximately $218 as brokerage commissions with Cowen and Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $117,715,585 of which $57,167,971 expires in the year 2010, $42,657,049 expires in the year 2011 and 17,890,565 expires in the year 2012.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.9%)
Auto Components (0.7%)
NOK Corp.^	149,902	$3,210,368

Automobiles (3.2%)
Bayerische Motoren Werke (BMW) AG	110,000	7,094,529
Harley-Davidson, Inc.	60,000	2,772,600
Hyundai Motor Co.	40,000	3,229,895
Peugeot S.A.^	30,000	2,476,020

		15,573,044

Hotels, Restaurants & Leisure (0.6%)
Accor S.A.	20,000	1,775,593
Compass Group plc	187,800	1,160,400

		2,935,993

Household Durables (1.2%)
Koninklijke Philips Electronics N.V.	130,000	5,867,071

Internet & Catalog Retail (0.4%)
Expedia, Inc.*^	60,000	1,912,800

Leisure Equipment & Products (0.6%)
Eastman Kodak Co.^	110,000	2,943,600

Media (11.0%)
British Sky Broadcasting Group plc	90,000	1,279,773
Comcast Corp., Class A*	20,000	483,600
Comcast Corp., Special Class A*	180,000	4,312,800
Interpublic Group of Cos., Inc.*	250,000	2,595,000
Mediaset S.p.A.	200,000	2,064,776
News Corp., Class A	465,000	10,225,350
Pearson plc	310,000	4,804,519
Reed Elsevier N.V.	300,000	5,698,096
Time Warner, Inc.	540,000	9,914,400
Viacom, Inc., Class B*	130,000	5,066,100
Vivendi S.A.	165,000	6,964,340

		53,408,754

Specialty Retail (1.2%)
Chico’s FAS, Inc.*	150,000	2,107,500
Kingfisher plc	1,000,000	3,658,248

		5,765,748

Total Consumer Discretionary		91,617,378

Consumer Staples (0.5%)
Food Products (0.5%)
Nestle S.A. (Registered)	5,000	2,246,081

Total Consumer Staples		2,246,081

Energy (7.1%)
Oil, Gas & Consumable Fuels (7.1%)
BP plc	700,000	8,127,735
El Paso Corp.	200,000	3,394,000
ENI S.p.A.	100,000	3,706,044
Gazprom OAO (Sponsored ADR)	70,000	3,069,500
Royal Dutch Shell plc, Class B	200,000	8,233,104
Total S.A.	100,000	8,130,767

Total Energy		34,661,150

Financials (19.3%)
Capital Markets (1.0%)
Nomura Holdings, Inc.	50,000	838,376
UBS AG (Registered)	75,000	4,032,639

		4,871,015

Commercial Banks (9.7%)
Commerzbank AG	30,000	1,214,482
HSBC Holdings plc^	399,728	7,311,862
Intesa Sanpaolo S.p.A.	1,100,000	8,493,671
Kookmin Bank (ADR)	60,000	4,919,400
Mega Financial Holding Co., Ltd.	3,000,000	$1,893,672
Mitsubishi UFJ Financial Group, Inc.†	550	4,836,112
Royal Bank of Scotland Group plc	400,000	4,296,600
Shinsei Bank Ltd.^	300,000	945,458
Sumitomo Mitsui Financial Group, Inc.	650	5,064,641
UniCredito Italiano S.p.A.	950,000	8,127,915

		47,103,813

Consumer Finance (0.4%)
Aiful Corp.^	120,000	1,880,468

Diversified Financial Services (1.6%)
ING Groep N.V. (CVA)	180,000	7,990,168

Insurance (6.4%)
ACE Ltd.	22,000	1,332,540
American International Group, Inc.	140,000	9,471,000
Aviva plc	500,000	7,529,280
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	12,000	2,306,104
Old Mutual plc	1,500,000	4,919,607
Standard Life plc (b)	300,000	1,770,813
Torchmark Corp.	40,000	2,492,800
Willis Group Holdings Ltd.	26,700	1,093,098

		30,915,242

Real Estate Management & Development (0.2%)
Cheung Kong Holdings Ltd.	41,000	676,139
Swire Pacific Ltd., Class A	33,500	406,153

		1,082,292

Total Financials		93,842,998

Health Care (12.2%)
Biotechnology (1.9%)
Amgen, Inc.*	160,000	9,051,200

Health Care Equipment & Supplies (2.0%)
Boston Scientific Corp.*	400,000	5,580,000
Covidien Ltd.*	100,000	4,150,000

		9,730,000

Health Care Providers & Services (0.8%)
Quest Diagnostics, Inc.	70,000	4,043,900

Pharmaceuticals (7.5%)
Bristol-Myers Squibb Co.	27,300	786,786
GlaxoSmithKline plc	300,000	7,960,986
Merck & Co., Inc.	64,000	3,308,160
Novartis AG (Registered)	100,000	5,518,574
Pfizer, Inc.	400,000	9,772,000
Sanofi-Aventis^	105,000	8,890,656

		36,237,162

Total Health Care		59,062,262

Industrials (10.4%)
Aerospace & Defense (0.2%)
Rolls-Royce Group plc	100,000	1,069,035
Rolls-Royce Group plc, Class B	667,940	1,394

		1,070,429

Air Freight & Logistics (3.9%)
Deutsche Post AG (Registered)	200,000	5,817,876
FedEx Corp.	60,000	6,285,000
United Parcel Service, Inc., Class B	90,000	6,759,000

		18,861,876

Commercial Services & Supplies (0.9%)
Pitney Bowes, Inc.	100,000	4,542,000

Industrial Conglomerates (4.7%)
General Electric Co.	200,000	8,280,000
Siemens AG (Registered)	80,000	10,999,208

EQ ADVISORS TRUST

EQ/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Tyco International Ltd.	80,000	$3,547,200

		22,826,408

Machinery (0.7%)
Ebara Corp.^	700,000	3,235,973

Total Industrials		50,536,686

Information Technology (9.9%)
Computers & Peripherals (1.5%)
Seagate Technology	275,000	7,034,500

Electronic Equipment & Instruments (0.9%)
FujiFilm Holdings Corp.	25,000	1,155,704
Tyco Electronics Ltd.	90,000	3,188,700

		4,344,404

IT Services (1.1%)
Accenture Ltd., Class A	60,000	2,415,000
Electronic Data Systems Corp.	140,000	3,057,600

		5,472,600

Office Electronics (0.2%)
Konica Minolta Holdings, Inc.	60,000	1,017,020

Semiconductors & Semiconductor Equipment (1.7%)
Infineon Technologies AG*	51,600	889,570
Samsung Electronics Co., Ltd. (GDR) (b)	23,000	7,225,591

		8,115,161

Software (4.5%)
Cadence Design Systems, Inc.*	50,000	1,109,500
Microsoft Corp.	400,000	11,784,000
Oracle Corp.*	420,000	9,093,000

		21,986,500

Total Information Technology		47,970,185

Materials (1.5%)
Paper & Forest Products (1.5%)
International Paper Co.	40,000	1,434,800
Stora Enso Oyj, Class R	75,000	1,460,885
Svenska Cellulosa AB, Class B^	150,000	2,799,072
UPM-Kymmene Oyj	75,000	1,813,808

Total Materials		7,508,565

Telecommunication Services (7.2%)
Diversified Telecommunication Services (3.1%)
France Telecom S.A.	160,000	5,359,291
Singapore Telecommunications Ltd.	1,650,000	4,465,163
Telekom Austria AG	198,510	5,194,249

		15,018,703

Wireless Telecommunication Services (4.1%)
SK Telecom Co., Ltd. (ADR)^	100,000	2,970,000
Sprint Nextel Corp.	500,000	9,500,000
Vodafone Group plc	2,000,000	7,222,380

		19,692,380

Total Telecommunication Services		34,711,083

Total Common Stocks (87.0%) (Cost $413,836,619)		422,156,388

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (6.6%)
Federal Home Loan Bank
4.00%, 10/1/07 (o)(p)	$24,000,000	23,997,334
U.S. Treasury Bills
3.74%, 1/17/08 (p)^	$4,015,000	$3,969,988
3.91%, 2/21/08 (p)	4,365,000	4,297,727

Total Government Securities.		32,265,049

Short-Term Investments of Cash Collateral for Securities Loaned (5.5%)
G.X. Clarke & Co., Repurchase Agreement
5.15%, 10/1/07 (r)	25,000,000	25,000,000
Goldman Sachs Group, Inc.
5.37%, 8/18/08 (l)	1,000,000	1,000,000
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	603,141	603,141

Total Short-Term Investments of Cash Collateral for Securities Loaned		26,603,141

Time Deposits (5.8%)
Dresdner Bank
5.22%, 10/1/07	24,000,000	24,000,000
JPMorgan Chase Nassau
4.43%, 10/1/07	4,210,524	4,210,524

Total Time Deposits		28,210,524

Total Short-Term Investments (17.9%) (Cost/Amortized Cost $87,063,230)		87,078,714

Total Investments (104.9%) (Cost/Amortized Cost $500,899,849)		509,235,102
Other Assets Less Liabilities (-4.9%)		(23,688,788)

Net Assets (100%)		$485,546,314

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $4,836,112 or 1.00% of net assets) valued at fair value.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

  ADR   —   American Depositary Receipt

  CVA   —   Dutch Certification

  GDR   —   Global Depositary Receipt

EQ ADVISORS TRUST

EQ/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$354,721,298
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$13,419,645

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,935,958
Aggregate gross unrealized depreciation	(15,600,863)

Net unrealized appreciation	$8,335,095

Federal income tax cost of investments	$500,900,007

At September 30, 2007, the Portfolio had loaned securities with a total value of $25,574,593. This was secured by collateral of $26,603,141 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $10,043 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

For the nine months ended September 30, 2007, the Portfolio incurred approximately $5,970 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $432 which expires in the year 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.3%)
Auto Components (3.4%)
BorgWarner, Inc.	33,500	$3,066,255
Johnson Controls, Inc.	41,500	4,901,565

		7,967,820

Automobiles (0.5%)
Harley-Davidson, Inc.	23,000	1,062,830

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.	74,000	3,583,820

Household Durables (0.9%)
Fortune Brands, Inc.	25,800	2,102,442

Internet & Catalog Retail (1.4%)
Amazon.com, Inc.*	35,600	3,316,140

Media (4.9%)
Comcast Corp., Class A*	72,000	1,740,960
McGraw-Hill Cos., Inc.	22,700	1,155,657
News Corp., Class A	105,000	2,308,950
Omnicom Group, Inc.	51,800	2,491,062
R.H. Donnelley Corp.*	35,111	1,966,918
Viacom, Inc., Class B*	47,500	1,851,075

		11,514,622

Multiline Retail (0.8%)
Target Corp.	29,400	1,868,958

Specialty Retail (0.4%)
Chico’s FAS, Inc.*	68,100	956,805

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.*	25,900	1,224,293

Total Consumer Discretionary		33,597,730

Consumer Staples (4.2%)
Beverages (1.5%)
Anheuser-Busch Cos., Inc.	30,400	1,519,696
Constellation Brands, Inc., Class A*	78,000	1,888,380

		3,408,076

Food & Staples Retailing (2.7%)
Costco Wholesale Corp.	56,100	3,442,857
Sysco Corp.	84,300	3,000,237

		6,443,094

Total Consumer Staples		9,851,170

Energy (6.2%)
Energy Equipment & Services (3.0%)
ENSCO International, Inc.	31,100	1,744,710
GlobalSantaFe Corp.	31,700	2,409,834
Halliburton Co.	76,500	2,937,600

		7,092,144

Oil, Gas & Consumable Fuels (3.2%)
Chevron Corp.	18,300	1,712,514
EOG Resources, Inc.	27,300	1,974,609
Exxon Mobil Corp.	24,600	2,276,976
Peabody Energy Corp.	32,600	1,560,562

		7,524,661

Total Energy		14,616,805

Financials (19.8%)
Capital Markets (5.1%)
Bank of New York Mellon Corp.	108,500	4,789,190
Morgan Stanley	114,100	7,188,300

		11,977,490

Commercial Banks (5.7%)
City National Corp./California	14,400	1,000,944
Fifth Third Bancorp	86,400	2,927,232
PNC Financial Services Group, Inc.	29,400	2,002,140
Wells Fargo & Co.	208,700	$7,433,894

		13,364,210

Consumer Finance (0.5%)
Discover Financial Services*	59,800	1,243,840

Diversified Financial Services (5.1%)
Citigroup, Inc.	170,300	7,947,901
JPMorgan Chase & Co.	86,800	3,977,176

		11,925,077

Insurance (2.4%)
Aflac, Inc.	27,800	1,585,712
Allstate Corp.	34,000	1,944,460
Hartford Financial Services Group, Inc.	23,400	2,165,670

		5,695,842

Thrifts & Mortgage Finance (1.0%)
Freddie Mac	38,100	2,248,281

Total Financials.		46,454,740

Health Care (15.3%)
Biotechnology (2.8%)
Amgen, Inc.*	14,300	808,951
Cephalon, Inc.*	12,700	927,862
Genzyme Corp.*	59,200	3,668,032
Millennium Pharmaceuticals, Inc.*.	116,000	1,177,400

		6,582,245

Health Care Equipment & Supplies (1.1%)
Medtronic, Inc.	44,000	2,482,040

Health Care Providers & Services (2.1%)
Medco Health Solutions, Inc.*	27,600	2,494,764
UnitedHealth Group, Inc.	50,200	2,431,186

		4,925,950

Life Sciences Tools & Services (0.6%)
Millipore Corp.*	8,800	667,040
Pharmaceutical Product Development, Inc.	22,200	786,768

		1,453,808

Pharmaceuticals (8.7%)
Allergan, Inc.	79,700	5,138,259
Bristol-Myers Squibb Co.	66,400	1,913,648
Johnson & Johnson	45,700	3,002,490
Merck & Co., Inc.	81,300	4,202,397
Schering-Plough Corp.	47,200	1,492,936
Wyeth	104,400	4,651,020

		20,400,750

Total Health Care		35,844,793

Industrials (10.7%)
Air Freight & Logistics (1.6%)
FedEx Corp.	35,300	3,697,675

Building Products (1.4%)
Masco Corp.	143,900	3,334,163

Industrial Conglomerates (2.7%)
General Electric Co.	152,700	6,321,780

Machinery (3.1%)
Illinois Tool Works, Inc.	81,000	4,830,840
PACCAR, Inc.	28,700	2,446,675

		7,277,515

Road & Rail (1.9%)
Burlington Northern Santa Fe Corp.	53,300	4,326,361

Total Industrials		24,957,494

Information Technology (15.8%)
Computers & Peripherals (1.0%)
Dell, Inc.*	84,300	2,326,680

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Software & Services (1.7%)
Google, Inc., Class A*	2,800	$1,588,356
Yahoo!, Inc.*	87,800	2,356,552

		3,944,908

Semiconductors & Semiconductor Equipment (6.3%)
Analog Devices, Inc.	111,900	4,046,304
Intel Corp.	259,000	6,697,740
Linear Technology Corp.	50,600	1,770,494
Xilinx, Inc.	87,200	2,279,408

		14,793,946

Software (6.8%)
BEA Systems, Inc.*	112,300	1,557,601
Citrix Systems, Inc.*	52,700	2,124,864
Intuit, Inc.*	56,100	1,699,830
Microsoft Corp.	226,400	6,669,744
Red Hat, Inc.*	33,700	669,619
Symantec Corp.*	160,834	3,116,963

		15,838,621

Total Information Technology		36,904,155

Telecommunication Services (3.6%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	84,500	3,575,195

Wireless Telecommunication Services (2.1%)
Sprint Nextel Corp.	257,034	4,883,646

Total Telecommunication Services		8,458,841

Utilities (5.6%)
Electric Utilities (4.2%)
American Electric Power Co., Inc.	43,300	1,995,264
Exelon Corp.	87,800	6,616,608
Northeast Utilities	6,300	179,991
Pepco Holdings, Inc.	33,800	915,304

		9,707,167

Multi-Utilities (1.4%)
NiSource, Inc.	51,700	989,538
Sempra Energy	41,100	2,388,732

		3,378,270

Total Utilities		13,085,437

Total Common Stocks (95.5%) (Cost $186,621,734)		223,771,165

INVESTMENT COMPANY:
Exchange-Traded Fund (3.2%)
S&P 500 Depositary Receipts Trust, Series 1^ (Cost $7,222,071)	48,000	$7,323,840

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (3.2%)
CDC Financial Products, Inc.
5.40%, 11/28/07 (l)	$450,000	450,000
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	6,966,000	6,966,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		7,416,000

Time Deposit (1.7%)
JPMorgan Chase Nassau
4.43%, 10/1/07	4,119,744	4,119,744

Total Short-Term Investments (4.9%) (Amortized Cost $11,535,744)		11,535,744

Total Investments (103.6%) (Cost/Amortized Cost $205,379,549)		242,630,749
Other Assets Less Liabilities (-3.6%)		(8,338,458)

Net Assets (100%)		$234,292,291

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$52,679,402
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$38,195,842

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,608,307
Aggregate gross unrealized depreciation	(4,357,107)

Net unrealized appreciation	$37,251,200

Federal income tax cost of investments	$205,379,549

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

At September 30, 2007, the Portfolio had loaned securities with a total value of $7,323,840. This was secured by collateral of $7,416,000 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2007, the Portfolio incurred approximately $1,353 as brokerage commissions with UBS AG and $275 as brokerage commissions with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $21,271,741 of which $4,623,406 expires in the year 2010 and $16,648,335 expires in the year 2011.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.7%)
Internet & Catalog Retail (1.1%)
Liberty Media Corp., Interactive, Class A*	197,975	$3,803,100

Media (10.8%)
Clear Channel Communications, Inc.	40,299	1,508,794
Comcast Corp., Class A*	411,050	9,939,189
Liberty Media Corp., Capital Series, Class A*	36,055	4,500,746
News Corp., Class B^	134,800	3,152,972
Time Warner, Inc.	530,700	9,743,652
Viacom, Inc., Class B*	235,000	9,157,950

		38,003,303

Specialty Retail (0.8%)
Home Depot, Inc.	37,000	1,200,280
Lowe’s Cos., Inc.	52,800	1,479,456

		2,679,736

Total Consumer Discretionary		44,486,139

Consumer Staples (17.5%)
Beverages (4.0%)
Anheuser-Busch Cos., Inc.	49,500	2,474,505
Coca-Cola Co.	204,100	11,729,627

		14,204,132

Food & Staples Retailing (3.8%)
CVS Caremark Corp.	139,800	5,540,274
Wal-Mart Stores, Inc.	181,400	7,918,110

		13,458,384

Food Products (5.8%)
Cadbury Schweppes plc (ADR)	142,300	6,619,796
Kraft Foods, Inc., Class A	189,636	6,544,338
Sara Lee Corp.	28,200	470,658
Unilever N.V. (N.Y. Shares)	214,000	6,601,900

		20,236,692

Household Products (2.5%)
Kimberly-Clark Corp.	75,500	5,304,630
Procter & Gamble Co.	46,900	3,298,946

		8,603,576

Tobacco (1.4%)
Altria Group, Inc.	70,600	4,908,818

Total Consumer Staples		61,411,602

Financials (25.5%)
Capital Markets (3.0%)
Bank of New York Mellon Corp.	148,387	6,549,802
Bear Stearns Cos., Inc.	9,100	1,117,571
Merrill Lynch & Co., Inc.	38,800	2,765,664

		10,433,037

Commercial Banks (5.0%)
Barclays plc (ADR)	9,800	476,476
PNC Financial Services Group, Inc.	6,400	435,840
U.S. Bancorp	57,700	1,876,981
Wachovia Corp.	190,900	9,573,635
Wells Fargo & Co.	141,500	5,040,230

		17,403,162

Diversified Financial Services (8.8%)
Bank of America Corp.	225,200	11,320,804
Citigroup, Inc.	290,400	13,552,968
JPMorgan Chase & Co.	128,300	5,878,706

		30,752,478

Insurance (7.0%)
Aflac, Inc.	37,100	2,116,184
American International Group, Inc.	64,400	4,356,660
Berkshire Hathaway, Inc., Class B*	436	1,723,072
Chubb Corp.	138,880	7,449,524
Genworth Financial, Inc., Class A	41,300	$1,269,149
Hartford Financial Services Group, Inc.	15,000	1,388,250
MBIA, Inc.	20,000	1,221,000
MetLife, Inc.	42,700	2,977,471
Travelers Cos., Inc.	41,000	2,063,940

		24,565,250

Thrifts & Mortgage Finance (1.7%)
Fannie Mae	23,300	1,416,873
Freddie Mac	78,100	4,608,681

		6,025,554

Total Financials		89,179,481

Health Care (16.6%)
Health Care Equipment & Supplies (0.5%)
Boston Scientific Corp.*	139,300	1,943,235

Health Care Providers & Services (1.2%)
Cardinal Health, Inc.	69,500	4,345,835

Pharmaceuticals (14.9%)
Abbott Laboratories	104,400	5,597,928
Bristol-Myers Squibb Co.	356,400	10,271,448
Eli Lilly & Co.	125,700	7,156,101
GlaxoSmithKline plc (ADR)	78,100	4,154,920
Pfizer, Inc.	242,500	5,924,275
Roche Holding AG (ADR)	14,200	1,279,420
Sanofi-Aventis (ADR)	24,700	1,047,774
Schering-Plough Corp.	249,400	7,888,522
Wyeth	195,800	8,722,890

		52,043,278

Total Health Care		58,332,348

Industrials (2.3%)
Airlines (0.7%)
Southwest Airlines Co.	162,000	2,397,600

Industrial Conglomerates (1.6%)
General Electric Co.	135,100	5,593,140

Total Industrials		7,990,740

Information Technology (6.3%)
Communications Equipment (0.7%)
Cisco Systems, Inc.*	32,900	1,089,319
Telefonaktiebolaget LM Ericsson (Sponsored ADR)	31,800	1,265,640

		2,354,959

Computers & Peripherals (3.2%)
Dell, Inc.*	153,900	4,247,640
Hewlett-Packard Co.	39,700	1,976,663
International Business Machines Corp.	42,000	4,947,600

		11,171,903

IT Services (0.5%)
Computer Sciences Corp.*	10,900	609,310
Western Union Co.	59,200	1,241,424

		1,850,734

Semiconductors & Semiconductor Equipment (1.2%)
Intel Corp.	73,200	1,892,952
KLA-Tencor Corp.	18,000	1,004,040
Texas Instruments, Inc.	31,600	1,156,244

		4,053,236

Software (0.7%)
Microsoft Corp.	84,000	2,474,640

Total Information Technology		21,905,472

Materials (7.6%)
Chemicals (2.9%)
E.I. du Pont de Nemours & Co.	157,400	7,800,744

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Rohm & Haas Co.	46,000	$2,560,820

		10,361,564

Metals & Mining (1.2%)
Alcoa, Inc.	67,400	2,636,688
Newmont Mining Corp.	33,100	1,480,563

		4,117,251

Paper & Forest Products (3.5%)
International Paper Co.	339,545	12,179,479

Total Materials		26,658,294

Telecommunication Services (4.5%)
Diversified Telecommunication Services (4.5%)
AT&T, Inc.	129,300	5,470,683
Verizon Communications, Inc.	232,300	10,286,244

Total Telecommunication Services		15,756,927

Total Common Stocks (93.0%) (Cost $299,237,145)		325,721,003

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (6.8%)
Federal Home Loan Bank
4.00%, 10/1/07 (o)(p)	$23,900,000	23,897,344

Short-Term Investment of Cash Collateral for Securities Loaned (0.1%)
Deutsche Bank Securities, Inc.,
Repurchase Agreement
5.10%, 10/1/07 (r)	171,000	171,000

Time Deposit (0.0%)
JPMorgan Chase Nassau
4.43%, 10/1/07	$65,172	$65,172

Total Short-Term Investments (6.9%) (Cost/Amortized Cost $24,136,172)		24,133,516

Total Investments (99.9%) (Cost/Amortized Cost $323,373,317)		349,854,519
Other Assets Less Liabilities (0.1%)		454,386

Net Assets (100%)		$350,308,905

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(o)	Discount Note Security. Effective rate calculated as of September 30, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$104,947,703
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$50,973,936

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,595,875
Aggregate gross unrealized depreciation	(6,296,026)

Net unrealized appreciation	$26,299,849

Federal income tax cost of investments	$323,554,670

At September 30, 2007, the Portfolio had loaned securities with a total value of $168,408. This was secured by collateral of $171,000 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2007, the Portfolio incurred approximately $1,550 as brokerage commissions with Morgan Stanley & Co., Inc., and $272 as brokerage commissions with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Austria (0.5%)
Raiffeisen International Bank Holding AG	127,566	$18,645,027

Bermuda (1.1%)
Central European Media Enterprises Ltd.*	418,900	38,417,319

Brazil (12.4%)
All America Latina Logistica S.A.	1,362,969	19,228,793
Banco Bradesco S.A. (ADR)	302,944	8,897,465
Banco Itau Holding Financeira S.A. (ADR)	647,383	32,770,528
Banco Itau Holding Financeira S.A. (Preference)	198,847	10,045,408
Cia Energetica de Minas Gerais (ADR)	1,412,258	30,123,463
Cia Energetica de Sao Paulo (Preference)*	359,357	6,612,718
Cia Vale do Rio Doce (Preference ADR)	21,256	607,066
Cia Vale do Rio Doce (Sponsored ADR)	5,442,936	154,851,529
Cyrela Brazil Realty S.A.	1,345,360	18,018,870
Gerdau S.A. (Preference)	157,225	4,125,762
Gerdau S.A. (Sponsored ADR)	566,072	14,842,408
Investimentos Itau S.A. (Preference)	2,295,009	15,838,442
Lojas Arapua S.A. (Preference)*(b)	1,248,000	—
NET Servicos de Comunicacao S.A.(Preference)*	110,256	1,819,555
Petroleo Brasileiro S.A. (Preference)	284,864	9,223,502
Petroleo Brasileiro S.A. (Sponsored ADR)	381,325	24,671,728
Tele Celular Sul Participacoes S.A.	258,966	10,503,661
Tim Participacoes S.A.	208,300	1,257,982
Unibanco-Uniao de Bancos Brasileiros S.A.	187,686	2,470,738
Unibanco-Uniao de Bancos Brasileiros S.A. (GDR)	365,155	48,036,140
Usinas Siderurgicas de Minas Gerais S.A.	171,062	13,345,262
Usinas Siderurgicas de Minas Gerais S.A. (Preference ADR)	184,894	12,912,319

		440,203,339

China (11.5%)
China Coal Energy Co.*	19,824,000	58,907,028
China Communications Construction Co., Ltd., Class H	11,855,000	28,181,712
China Construction Bank Corp., Class H^(b)	66,549,000	60,694,818
China COSCO Holdings Co. Ltd., Class H	7,316,500	22,870,386
China Merchants Bank Co., Ltd., Class H	5,036,500	22,125,006
China Shenhua Energy Co., Ltd., Class H	2,609,000	15,673,096
China Shipping Development Co., Ltd., Class H^	1,974,000	6,398,992
Dongfeng Motor Group Co., Ltd., Class H^	33,181,000	$29,152,380
Harbin Power Equipment Co., Ltd., Class H	11,251,000	28,193,171
Industrial & Commercial Bank of China Ltd., Class H	66,152,000	46,377,072
Maanshan Iron & Steel Co., Ltd., Class H^	26,125,000	28,565,318
PetroChina Co., Ltd., Class H^	12,204,000	23,140,009
Ping An Insurance Group Co. of China Ltd., Class H^§	2,548,000	35,267,570
Sino-Ocean Land Holdings Ltd.*	408,000	577,320

		406,123,878

Czech Republic (0.4%)
Komercni Banka A/S	60,600	14,103,273

Egypt (0.5%)
El Sewedy Cables Holding Co.*	1,099,354	17,514,898

Hong Kong (7.5%)
Cathay Pacific Airways Ltd.^	6,915,000	18,902,314
China Mobile Ltd.	5,619,000	92,013,442
China Power International Development Ltd.^	20,564,000	10,766,284
China Resources Power Holdings Co.	8,208,000	25,498,717
CNOOC Ltd.	15,847,000	26,622,821
Cosco Pacific Ltd.	5,798,000	18,347,511
GOME Electrical Appliances Holdings Ltd.^	16,398,000	32,189,132
Moulin Global Eyecare Holdings Ltd.*	1,136,000	—
Shanghai Industrial Holdings Ltd.^	5,152,000	25,714,106
Shenzhen Investment Ltd.	16,223,000	14,482,865

		264,537,192

Hungary (1.1%)
OTP Bank Nyrt	713,857	38,753,153

India (10.0%)
Aban Offshore Ltd.	181,700	15,980,115
ABB Ltd.	799,450	26,010,338
Axis Bank Ltd.	1,235,937	23,715,351
Bharat Heavy Electricals Ltd.	562,188	28,738,286
Bharti Airtel Ltd.*	1,673,400	40,293,465
Container Corp. of India	152,442	8,054,875
Deccan Chronicle Holdings Ltd.	2,496,225	12,791,372
Glenmark Pharmaceuticals Ltd.	1,495,640	15,856,280
GVK Power & Infrastructure Ltd.	569,850	9,397,752
HCL Technologies Ltd.	1,997,800	15,068,418
HDFC Bank Ltd.	617,000	22,228,878
HDFC Bank Ltd. (ADR)	200,000	21,426,000
Infosys Technologies Ltd.	672,960	31,965,495
Maruti Suzuki India Ltd.	582,500	14,599,959
Praj Industries Ltd.	1,272,500	7,582,787
Reliance Communications Ltd.	916,900	13,501,250
Reliance Industries Ltd.	498,200	28,731,753
Television Eighteen India Ltd.	186,025	4,227,724
Zee Entertainment Enterprises Ltd.	1,720,500	14,760,096

		354,930,194

Indonesia (2.7%)
PT Astra International Tbk	6,082,900	12,804,355
PT Bank Central Asia Tbk	13,614,500	9,155,733
PT Bank Mandiri Persero Tbk	12,373,000	4,769,254

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
PT Bank Rakyat Indonesia	12,779,500	$9,223,040
PT Bumi Resources Tbk	49,529,500	19,362,270
PT International Nickel Indonesia Tbk	2,500,000	17,359,213
PT Medco Energi Internasionale Tbk	4,106,000	1,863,302
PT Perusahaan Gas Negara	3,206,000	4,224,418
PT Tambang Batubara Bukit Asam Tbk	9,130,000	6,539,256
PT Telekomunikasi Indonesia Tbk	8,393,000	10,095,462
PT United Tractors Tbk	1,822,000	1,633,723

		97,030,026

Luxembourg (0.9%)
Tenaris S.A. (ADR)	621,680	32,712,802

Malaysia (0.4%)
IOI Corp. Bhd	8,569,200	15,214,574

Mexico (6.0%)
America Movil S.A.B. de C.V., Series L (ADR)	1,352,822	86,580,608
Cemex S.A.B. de C.V. (Sponsored ADR)*	400,855	11,993,582
Corp GEO S.A.B. de C.V.*	2,732,981	11,991,493
Grupo Financiero Banorte S.A.B. de C.V.	4,719,600	18,684,393
Grupo Televisa S.A. (ADR)	1,170,446	28,289,680
Urbi Desarrollos Urbanos S.A. de C.V.*	2,908,800	10,451,829
Wal-Mart de Mexico S.A.B. de C.V., Series C (ADR)	72,197	2,647,637
Wal-Mart de Mexico S.A.B. de C.V., Series V	11,636,683	42,663,795

		213,303,017

Morocco (0.4%)
Douja Promotion Groupe Addoha S.A.	31,000	13,192,903

Oman (0.7%)
Bank Muscat SAOG (GDR)	1,566,311	25,107,965

Phillippines (0.6%)
Ayala Corp.	608,334	7,426,941
Philippine Long Distance Telephone Co.	108,670	7,019,527
PNOC Energy Development Corp.	57,901,500	8,225,741

		22,672,209

Poland (4.1%)
Bank Handlowy w Warszawie S.A.	337,302	14,473,577
Bank Millennium S.A.	4,368,877	19,507,236
Bank Pekao S.A.	352,668	32,761,326
Bank Zachodni WBK S.A.	170,076	16,281,989
Budimex S.A.*	146,366	3,932,262
KGHM Polska Miedz S.A.	394,463	18,433,897
PBG S.A.*	33,709	4,591,899
Polimex Mostostal S.A.	1,848,550	7,099,719
Polski Koncern Naftowy Orlen*	296,700	6,230,953
TVN S.A.	2,491,173	20,549,644

		143,862,502

Russia (9.7%)
CTC Media, Inc.*	1,087,545	23,882,488
Evraz Group S.A. (Chi-X Alt TS Exchange) (GDR)	402,053	25,530,365
Evraz Group S.A. (Over the Counter) (GDR)	33,100	$2,101,850
Gazprom OAO (London International Exchange) (Sponsored ADR)	297,000	13,097,700
Gazprom OAO (Over the Counter) (Sponsored ADR)	1,316,776	57,740,628
Mechel (ADR)	296,683	15,130,833
MMC Norilsk Nickel (ADR)	138,250	37,396,625
Mobile Telesystems OJSC (ADR)	287,374	19,917,892
Sberbank RF (GDR)^	47,349	21,733,191
Sberbank RF, Class S	13,893,057	57,934,048
Severstal (GDR)	944,634	19,980,646
TMK OAO (GDR) (b)	447,505	18,258,204
TMK OAO (GDR) ^	216,259	8,931,497
Wimm-Bill-Dann Foods OJSC (ADR)	205,536	22,473,306

		344,109,273

South Africa (5.3%)
Allied Electronics Corp., Ltd. (Preference)	1,498,615	9,810,508
Barloworld Ltd.	582,873	10,964,879
Group Five Ltd.	1,518,400	12,210,146
Massmart Holdings Ltd.	1,351,755	16,360,056
Mittal Steel South Africa Ltd.	1,193,621	23,744,903
Mr Price Group Ltd.	3,939,200	14,980,773
MTN Group Ltd.	4,715,100	71,520,757
Murray & Roberts Holdings Ltd.	1,511,512	19,715,278
Raubex Group Ltd.*	2,170,621	10,082,283
Sanlam Ltd.	6,840	22,111

		189,411,694

South Korea (12.8%)
Amorepacific Corp.	19,562	14,598,826
Cheil Communications, Inc.	41,747	12,361,710
Cheil Industries, Inc.	212,330	14,198,641
Doosan Infracore Co., Ltd.	441,170	17,136,793
GS Engineering & Construction Corp.	158,850	27,597,411
Hite Brewery Co., Ltd.	45,498	6,363,357
Hyundai Engineering & Construction Co., Ltd.*	52,482	5,011,939
Hyundai Heavy Industries Co., Ltd.	80,044	36,995,861
Hyundai Mipo Dockyard Co., Ltd.	88,023	30,296,378
Hyundai Motor Co.	133,058	10,744,084
Kookmin Bank	12,974	1,080,222
Korea Exchange Bank	719,630	11,676,689
Korean Air Lines Co., Ltd.	171,409	11,593,332
LG Chem Ltd.	173,150	18,162,587
LG Electronics, Inc.	255,275	23,848,353
LG.Philips LCD Co., Ltd.*	344,050	16,465,680
NHN Corp.*	131,055	30,329,381
Orion Corp.	42,604	12,918,062
POSCO	24,080	17,707,430
Samsung Electronics Co., Ltd.	29,181	18,333,779
Samsung Electronics Co., Ltd. (Preference)	40,461	18,833,464
Samsung Fire & Marine Insurance Co., Ltd.	76,610	16,490,570
Shinhan Financial Group Co., Ltd.	545,465	35,641,179
SSCP Co., Ltd.*	173,466	5,686,167
STX Pan Ocean Co. Ltd.	8,413,220	20,461,874

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Woongjin Coway Co., Ltd.	597,878	$19,630,937

		454,164,706

Taiwan (5.7%)
Advanced Semiconductor Engineering, Inc.	6,613,532	7,254,924
Asustek Computer, Inc.	5,424,245	16,504,597
AU Optronics Corp.	21,558,135	37,190,838
Formosa Plastics Corp.	5,743,000	16,189,858
Foxconn Technology Co., Ltd.	1,684,300	19,508,669
High Tech Computer Corp.	213,940	3,136,825
Hon Hai Precision Industry Co., Ltd.	2,733,200	20,602,641
InnoLux Display Corp.	440,165	1,888,252
MediaTek, Inc.	1,343,545	24,207,276
Siliconware Precision Industries Co.	6,119,000	13,781,109
Taiwan Cement Corp.	5,290,000	8,655,922
Tripod Technology Corp.	2,056,530	8,381,140
TXC Corp.	2,412,534	5,507,393
Yang Ming Marine Transport Corp.	20,430,914	16,433,629
Yuanta Financial Holding Co. Ltd.*	7,605,000	4,660,641

		203,903,714

Turkey (3.7%)
Akcansa Cimento A/S	1,065,813	8,167,995
Aksigorta A/S	2,235,342	15,464,048
KOC Holding A/S*	2,184,260	11,491,343
Turkcell Iletisim Hizmet A/S	1,868,363	15,788,983
Turkcell Iletisim Hizmet A/S (ADR)	44,400	944,832
Turkiye Garanti Bankasi A/S	4,575,404	35,064,198
Turkiye Halk Bankasi A/S*	1,783,812	14,483,312
Yapi ve Kredi Bankasi A/S*	8,826,528	28,227,339

		129,632,050

United States (0.7%)
Golden Telecom, Inc.	297,700	23,961,873

Total Common Stocks (98.7%) (Cost $2,469,885,807)		3,501,507,581

	Number of Rights
RIGHTS:
Austria (0.0%)
Raiffesen International Bank Holding AG, expiring 10/3/07*†	127,566	—

Total Rights (0.0%) (Cost $—)		—

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (2.2%)
ANZ National Bank Ltd.
4.87%, 3/6/09 (l)	$3,998,426	3,998,426
Beta Finance, Inc.
4.89%, 2/17/09 (l)	5,996,772	5,996,772
BNP Paribas N.Y.
4.85%, 2/22/08 (l)	2,000,000	2,000,000
CC USA, Inc.
4.89%, 2/17/09 (l)	9,994,633	9,994,633
Citigroup Global Markets, Inc.
5.40%, 10/5/07 (l)	6,000,000	6,000,000
Comerica Bank
5.54%, 6/19/09 (l)	$4,000,653	$4,000,653
Deutsche Bank Securities, Inc., Repurchase Agreement
5.10%, 10/1/07 (r)	20,385,596	20,385,596
Five Finance, Inc.
4.88%, 2/23/09 (l)	4,997,135	4,997,135
Goldman Sachs Group, Inc.
5.35%, 12/23/08 (l)	5,001,191	5,001,191
Links Finance LLC
4.87%, 6/22/09 (l)	4,997,814	4,997,814
Monumental Global Funding II
4.90%, 3/26/10 (l)	4,000,000	4,000,000
New York Life Insurance Co.
5.42%, 12/28/07 (l)	1,000,000	1,000,000
Pricoa Global Funding I
4.86%, 5/23/08 (l)	4,000,000	4,000,000

Total Short-Term Investments (2.2%) (Amortized Cost $76,372,220)		76,372,220

Total Investments (100.9%) (Cost/Amortized Cost $2,546,258,027)		3,577,879,801
Other Assets Less Liabilities (-0.9%)		(31,950,522)

Net Assets (100%)		$3,545,929,279

Market Sector Diversification
As a Percentage of Total Net Assets
Financials	23.6%
Industrials	14.5
Materials	13.4
Telecommunications Services	11.1
Consumer Discretionary	10.8
Energy	10.4
Information Technology	8.4
Consumer Staples	3.4
Utilities	2.7
Health Care	0.4
Cash and Other	1.3

100.0%

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $0 or 0.00% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2007, the market value of these securities amounted to $35,267,570 or 0.99% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

At September 30, 2007 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Foreign Currency Sell Contracts
South African Rand, expiring 11/16/07	347,287	$47,161,317	$50,075,462	$(2,914,145)

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,317,467,417
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,121,426,966

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,043,263,403
Aggregate gross unrealized depreciation	(12,994,304)

Net unrealized appreciation	$1,030,269,099

Federal income tax cost of investments	$2,547,610,702

At September 30, 2007, the Portfolio had loaned securities with a total value of $72,617,041. This was secured by collateral of $76,372,220 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2007, the Portfolio incurred approximately $46,183 as brokerage commissions with BNP Paribas, $898 as brokerage commissions with Morgan Stanley & Co., Inc., and $9,108 as brokerage commissions with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (27.8%)
Distributors (2.0%)
Li & Fung Ltd.	1,452,000	$6,163,741

Diversified Consumer Services (2.9%)
Apollo Group, Inc., Class A*	98,799	5,942,760
Weight Watchers International, Inc.^	46,098	2,653,401

		8,596,161

Hotels, Restaurants & Leisure (8.8%)
Chipotle Mexican Grill, Inc., Class B*	33,030	3,534,210
Choice Hotels International, Inc.^	62,746	2,363,642
Ctrip.com International Ltd. (ADR)	68,666	3,556,899
Wendy’s International, Inc.	98,521	3,439,368
Wynn Resorts Ltd.	85,225	13,428,051

		26,322,170

Household Durables (1.5%)
Desarrolladora Homex S.A.B. de C.V. (ADR)*^	44,063	2,445,496
NVR, Inc.*^	4,590	2,158,448

		4,603,944

Media (7.7%)
Aeroplan Income Fund	386,197	8,639,102
Discovery Holding Co., Class A*	157,987	4,557,925
Focus Media Holding Ltd. (ADR)*^	65,174	3,781,396
Grupo Televisa S.A. (Sponsored ADR)	247,755	5,988,238

		22,966,661

Specialty Retail (3.9%)
Abercrombie & Fitch Co.	100,136	8,080,975
AutoZone, Inc.*^	30,183	3,505,454

		11,586,429

Textiles, Apparel & Luxury Goods (1.0%)
Under Armour, Inc., Class A*^	48,523	2,902,646

Total Consumer Discretionary		83,141,752

Energy (5.9%)
Oil, Gas & Consumable Fuels (5.9%)
Southwestern Energy Co.*	144,896	6,063,898
Ultra Petroleum Corp.*^	188,639	11,703,163

Total Energy		17,767,061

Financials (13.0%)
Capital Markets (3.4%)
Calamos Asset Management, Inc., Class A^	149,039	4,207,371
Janus Capital Group, Inc.	209,670	5,929,468

		10,136,839

Diversified Financial Services (5.3%)
Freedom Acquisition Holdings, Inc.*^	122,386	1,376,842
IntercontinentalExchange, Inc.*	30,883	4,691,128
Leucadia National Corp.	114,043	5,499,153
Moody’s Corp.^	86,542	4,361,717

		15,928,840

Insurance (1.5%)
Alleghany Corp.*	9,064	3,679,984
Brown & Brown, Inc.^	35,082	922,657

		4,602,641

Real Estate Management & Development (2.8%)
Brookfield Asset Management, Inc., Class A	104,984	4,041,884
Forest City Enterprises, Inc., Class A^	77,897	$4,296,798

		8,338,682

Total Financials.		39,007,002

Health Care (4.7%)
Health Care Equipment & Supplies (1.8%)
Gen-Probe, Inc.*	82,263	5,477,071

Life Sciences Tools & Services (2.9%)
Illumina, Inc.*^	55,311	2,869,535
Techne Corp.*^	90,443	5,705,144

		8,574,679

Total Health Care		14,051,750

Industrials (15.7%)
Air Freight & Logistics (4.6%)
CH Robinson Worldwide, Inc.	139,894	7,594,845
Expeditors International of Washington, Inc.	129,328	6,117,214

		13,712,059

Airlines (1.3%)
UAL Corp.*^	86,970	4,046,714

Commercial Services & Supplies (7.7%)
ChoicePoint, Inc.*.	105,690	4,007,765
Corporate Executive Board Co.^	105,303	7,817,695
Monster Worldwide, Inc.*	135,890	4,628,413
Stericycle, Inc.*	114,486	6,544,020

		22,997,893

Construction & Engineering (0.7%)
Aecom Technology Corp.*	60,004	2,095,940

Transportation Infrastructure (1.4%)
Grupo Aeroportuario del Pacifico S.A. de C.V. (ADR)	77,337	4,222,600

Total Industrials		47,075,206

Information Technology (16.1%)
Electronic Equipment & Instruments (1.0%)
Itron, Inc.*^	31,168	2,900,805

Internet Software & Services (8.6%)
Baidu.com (Sponsored ADR)*^	25,254	7,314,821
Equinix, Inc.*^	57,602	5,108,721
NHN Corp.*	20,445	4,731,481
SAVVIS, Inc.*^	63,418	2,459,350
Tencent Holdings Ltd.	945,000	6,102,382

		25,716,755

IT Services (4.2%)
Global Payments, Inc.^	93,592	4,138,638
Iron Mountain, Inc.*	131,947	4,021,745
Mastercard, Inc., Class A	29,534	4,370,146

		12,530,529

Software (2.3%)
Autodesk, Inc.*	57,245	2,860,533
Salesforce.com, Inc.*	80,882	4,150,864

		7,011,397

Total Information Technology		48,159,486

Materials (3.7%)
Chemicals (2.6%)
Nalco Holding Co.	259,489	7,693,849

Construction Materials (1.1%)
Texas Industries, Inc.^	42,546	3,339,861

Total Materials		11,033,710

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (4.1%)
Wireless Telecommunication Services (4.1%)
Crown Castle International Corp.*	101,759	4,134,468
NII Holdings, Inc.*	100,034	8,217,793

Total Telecommunication Services		12,352,261

Utilities (1.4%)
Gas Utilities (1.4%)
Questar Corp	76,626	4,025,164

Total Utilities		4,025,164

Total Common Stocks (92.4%) (Cost $239,922,116)		276,613,392

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (16.0%)
Caixa d’Estalvis i Pensions de Barcelona/Catalonia
5.75%, 6/30/08 (l)	$1,600,000	1,600,000
Deutsche Bank Securities, Inc. Repurchase Agreement
5.10%, 10/1/07 (r)	45,180,964	45,180,964
Goldman Sachs Group, Inc.
5.37%, 8/18/08 (l)	1,000,000	1,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		47,780,964

Time Deposit (7.6%)
JPMorgan Chase Nassau
4.43%, 10/1/07	$22,766,347	$22,766,347

Total Short-Term Investments (23.6%) (Amortized Cost $70,547,311)		70,547,311

Total Investments (116.0%) (Cost/Amortized Cost $310,469,427)		347,160,703
Other Assets Less Liabilities (-16.0%)		(47,935,895)

Net Assets (100%)		$299,224,808

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$184,100,558
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$82,167,136

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,134,652
Aggregate gross unrealized depreciation	(5,572,871)

Net unrealized appreciation	$36,561,781

Federal income tax cost of investments	$310,598,922

At September 30, 2007, the Portfolio had loaned securities with a total value of $46,880,690. This was secured by collateral of $47,780,964 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2007, the Portfolio incurred approximately $4,267 as brokerage commissions with Morgan Stanley & Co., Inc., and $1,456 as brokerage commissions with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (4.9%)
Hotels, Restaurants & Leisure (4.8%)
Hilton Hotels Corp.	165	$7,671
Morgans Hotel Group Co.*	480,771	10,456,769
Starwood Hotels & Resorts Worldwide, Inc.	530,480	32,226,660

		42,691,100

Household Durables (0.1%)
Brookfield Homes Corp	17,108	317,354

Total Consumer Discretionary		43,008,454

Financials (90.4%)
Diversified REITs (5.3%)
Colonial Properties Trust (REIT)	2,235	76,661
Liberty Property Trust (REIT)	265,149	10,661,641
PS Business Parks, Inc. (REIT)	10,213	580,609
Vornado Realty Trust (REIT)	327,587	35,821,638

		47,140,549

Industrial REITs (4.6%)
AMB Property Corp. (REIT)	342,359	20,476,492
DCT Industrial Trust, Inc. (REIT)	80,611	843,997
EastGroup Properties, Inc. (REIT)	44,112	1,996,509
ProLogis (REIT)	258,291	17,137,608

		40,454,606

Office REITs (14.1%)
Boston Properties, Inc. (REIT)	485,803	50,474,932
Brandywine Realty Trust (REIT)	804,641	20,365,464
Douglas Emmett, Inc. (REIT)	225,320	5,572,163
Duke Realty Corp. (REIT)	45,720	1,545,793
Highwoods Properties, Inc. (REIT)	21,397	784,628
Kilroy Realty Corp. (REIT)	117,041	7,096,196
Mack-Cali Realty Corp. (REIT)	564,908	23,217,719
Maguire Properties, Inc. (REIT)	93,999	2,427,994
Parkway Properties, Inc./ Maryland (REIT)	40,642	1,793,938
SL Green Realty Corp. (REIT)	96,362	11,252,191

		124,531,018

Real Estate Management & Development (6.4%)
Brookfield Properties Corp.	1,838,760	45,785,124
Forest City Enterprises, Inc., Class A	202,478	11,168,686

		56,953,810

Residential REITs (20.1%)
American Campus Communities, Inc. (REIT)	24,423	715,350
Apartment Investment & Management Co. (REIT)	1,530	69,049
Archstone-Smith Trust (REIT)	66,659	4,008,872
AvalonBay Communities, Inc. (REIT)	283,944	33,522,429
BRE Properties, Inc. (REIT)	206,524	11,550,887
Camden Property Trust (REIT)	121,296	7,793,268
Equity Lifestyle Properties, Inc. (REIT)	231,520	11,992,736
Equity Residential (REIT)	1,561,219	66,133,237
Essex Property Trust, Inc. (REIT)	139,859	16,443,223
GMH Communities Trust (REIT)	156,523	1,213,053
Mid-America Apartment Communities, Inc. (REIT)	117,683	5,866,497
Post Properties, Inc. (REIT)	439,074	16,992,164
UDR, Inc. (REIT)	39,317	956,189

		177,256,954

Retail REITs (22.6%)
Acadia Realty Trust (REIT)	165,946	4,502,115
Cedar Shopping Centers, Inc. (REIT)	120,711	$1,644,084
Equity One, Inc. (REIT)	11,646	316,771
Federal Realty Investment Trust (REIT)	212,315	18,811,109
General Growth Properties, Inc. (REIT)	285,219	15,293,443
Macerich Co. (REIT)	364,785	31,947,870
Ramco-Gershenson Properties Trust (REIT)	99,526	3,109,192
Regency Centers Corp. (REIT)	417,587	32,049,802
Simon Property Group, Inc. (REIT)	861,374	86,137,400
Taubman Centers, Inc. (REIT)	100,318	5,492,411

		199,304,197

Specialized REITs (17.3%)
Cogdell Spencer, Inc. (REIT)	94,132	1,741,442
DiamondRock Hospitality Co. (REIT)	215,561	3,752,917
HCP, Inc. (REIT)	30,374	1,007,505
Healthcare Realty Trust, Inc. (REIT)	458,796	12,231,501
Hersha Hospitality Trust (REIT)	455,423	4,508,688
Host Hotels & Resorts, Inc. (REIT)	2,440,116	54,756,203
Plum Creek Timber Co., Inc. (REIT)	72,668	3,252,620
Public Storage (REIT)	310,281	24,403,601
Senior Housing Properties Trust (REIT)	813,463	17,944,994
Sovran Self Storage, Inc. (REIT)	141,577	6,489,890
Strategic Hotels & Resorts, Inc. (REIT)	1,046,447	21,546,344
Universal Health Realty Income Trust (REIT)	45,578	1,619,386

		153,255,091

Total Financials		798,896,225

Health Care (0.5%)
Health Care Providers & Services (0.5%)
Assisted Living Concepts, Inc., Class A*	516,464	4,720,481

Total Health Care		4,720,481

Total Common Stocks (95.8%) (Cost $795,518,650)		846,625,160

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (3.3%)
JPMorgan Chase Nassau
4.43%, 10/1/07
(Amortized Cost $28,723,293)	$28,723,293	28,723,293

Total Investments (99.1%)
(Cost/Amortized Cost $824,241,943)		875,348,453
Other Assets Less Liabilities (0.9%)		8,369,210

Net Assets (100%)		$883,717,663

*	Non-income producing.

Glossary:

REIT — Real Estate Investment Trust

EQ ADVISORS TRUST

EQ/VAN KAMPEN REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

Investment security transactions for the period ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$853,645,021
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$58,826,313

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,009,786
Aggregate gross unrealized depreciation	(1,903,276)

Net unrealized appreciation	$51,106,510

Federal income tax cost of investments	$824,241,943

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.7%)
ABC Learning Centres Ltd.	25,932	$151,181
AGL Energy Ltd.	31,726	446,773
Alumina Ltd.	85,931	544,431
Amcor Ltd.	65,588	429,512
AMP Ltd.	141,110	1,319,755
Ansell Ltd.	10,555	117,075
APN News & Media Ltd.	20,048	92,862
Aristocrat Leisure Ltd.	27,426	338,277
Asciano Group*	38,815	308,949
ASX Ltd.	12,767	608,923
Australia & New Zealand Banking Group Ltd.	142,622	3,758,702
Babcock & Brown Ltd.	16,648	405,803
BHP Billiton Ltd.	1,233,419	48,758,843
Billabong International Ltd.	11,978	159,218
BlueScope Steel Ltd.	54,724	522,013
Boral Ltd.	43,386	276,805
Brambles Ltd.	109,255	1,430,944
Caltex Australia Ltd.	9,713	202,887
Centro Properties Group (REIT)	62,455	408,441
CFS Retail Property Trust (REIT)	100,242	212,590
Challenger Financial Services Group Ltd.	25,246	138,893
Coca-Cola Amatil Ltd.	38,668	308,808
Cochlear Ltd.	3,957	273,737
Coles Group Ltd	85,616	1,169,959
Commonwealth Bank of Australia	97,001	4,853,704
Commonwealth Property Office Fund	104,719	154,716
Computershare Ltd.	37,277	307,292
CSL Ltd.	13,758	1,309,936
CSR Ltd.	64,025	176,687
DB RREEF Trust (REIT)	212,121	378,333
Downer EDI Ltd.	21,673	120,389
Fairfax Media Ltd.	88,413	370,300
Fortescue Metals Group Ltd.*	8,578	363,001
Foster’s Group Ltd.	159,071	921,720
Futuris Corp., Ltd.	42,102	79,575
Goodman Fielder Ltd.	76,269	174,607
Goodman Group (REIT)	106,136	650,782
GPT Group (REIT)	153,438	694,381
Harvey Norman Holdings Ltd.	38,923	205,848
Iluka Resources Ltd.	16,759	82,089
ING Industrial Fund	70,030	175,859
Insurance Australia Group Ltd.	133,124	620,170
Leighton Holdings Ltd.	10,173	464,891
Lend Lease Corp., Ltd.	26,443	443,473
Lion Nathan Ltd.	21,043	172,347
Macquarie Airports Ltd.	48,814	188,421
Macquarie Bank Ltd.	19,514	1,461,449
Macquarie Communications Infrastructure Group	28,487	153,943
Macquarie Infrastructure Group	198,450	549,415
Macquarie Office Trust	144,592	200,795
Mirvac Group (REIT)	75,328	364,291
National Australia Bank Ltd.	123,981	4,368,678
Newcrest Mining Ltd.	26,308	653,643
OneSteel Ltd.	52,258	319,961
Orica Ltd.	23,392	624,782
Origin Energy Ltd.	65,905	602,352
Pacific Brands Ltd.	36,139	99,411
Paladin Resources Ltd.	40,402	277,485
PaperlinX Ltd.	32,233	86,950
Perpetual Ltd.	2,660	172,471
Publishing & Broadcasting Ltd.	34,372	$600,850
Qantas Airways Ltd.	71,174	352,412
QBE Insurance Group Ltd.	63,898	1,916,456
Rio Tinto Ltd.	21,801	2,093,529
Santos Ltd.	44,732	597,379
Sonic Healthcare Ltd.	20,491	283,650
Stockland (REIT)	107,206	856,163
Suncorp-Metway Ltd.	68,864	1,240,461
Symbion Health Ltd.	47,603	176,143
TABCORP Holdings Ltd.	39,864	535,906
Tattersall’s Ltd.	78,670	277,137
Telstra Corp., Ltd.	330,181	1,127,737
Toll Holdings Ltd.	39,829	463,337
Transurban Group	77,131	499,628
Wesfarmers Ltd.	28,749	1,071,438
Westfield Group (REIT)	134,915	2,597,855
Westpac Banking Corp.	138,647	3,506,310
Woodside Petroleum Ltd.	35,359	1,575,066
Woolworths Ltd.	91,387	2,409,251
WorleyParson Ltd.	10,601	398,942
Zinifex Ltd.	37,552	590,462

		108,399,640

Austria (0.3%)
Andritz AG	2,890	199,662
bwin Interactive Entertainment AG*	1,877	44,698
Erste Bank der Oesterreichischen Sparkassen AG	14,159	1,079,157
Flughafen Wein AG^	773	79,848
Immoeast AG*	28,474	310,203
Immofinanz Immobilien Anlagen AG*	32,731	408,387
Mayr Melnhof Karton AG	618	68,296
OMV AG	12,333	823,563
Raiffeisen International Bank Holding AG	2,646	386,739
RHI AG*	1,847	85,017
Telekom Austria AG	27,016	706,905
Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A	5,731	330,317
voestalpine AG	8,287	716,101
Wiener Staedtische Versicherung AG	2,266	158,329
Wienerberger AG	5,195	324,906

		5,722,128

Belgium (0.6%)
AGFA-Gevaert N.V.	9,274	178,528
Barco N.V.	812	69,947
Bekaert S.A.	938	125,742
Belgacom S.A.	12,373	574,112
Cofinimmo (REIT)	608	107,557
Colruyt S.A.	1,218	257,308
Compagnie Maritime Belge S.A.	1,007	74,668
D’ieteren S.A.	196	87,476
Delhaize Group	5,788	554,628
Dexia S.A.	39,288	1,189,922
Euronav N.V.	1,680	52,823
Fortis^	94,677	2,787,846
Groupe Bruxelles Lambert S.A.	6,041	732,721
InBev N.V.	13,724	1,243,852
KBC Groep N.V.	13,587	1,869,240
Mobistar S.A.	2,312	202,258
Omega Pharma S.A.	1,351	118,477
Solvay S.A., Class A	4,866	706,149
UCB S.A.	8,383	494,646

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Umicore	1,804	$431,137

		11,859,037

Bermuda (2.0%)
Frontline Ltd.^	3,850	189,242
Ingersoll-Rand Co., Ltd., Class A	154,700	8,426,509
Nabors Industries Ltd.*^	737,200	22,683,644
PartnerReinsurance Ltd.^	88,000	6,951,120
SeaDrill Ltd.*	18,500	416,068

		38,666,583

Brazil (1.6%)
Cia Vale do Rio Doce (ADR)^	912,600	30,964,528

Canada (8.4%)
Alcan, Inc.	295,100	29,470,165
Brookfield Asset Management, Inc., Class A	176,100	6,779,850
Canadian National Railway Co.^	235,900	13,446,300
Canadian Natural Resources Ltd.	65,000	4,937,817
Canadian Pacific Railway Ltd.	184,400	12,977,429
EnCana Corp.	67,100	4,148,846
Ensign Energy Services, Inc.	27,300	515,452
Finning International, Inc.	387,400	12,486,849
Manulife Financial Corp.	69,800	2,877,895
Potash Corp. of Saskatchewan, Inc.	335,100	35,391,610
Precision Drilling Trust ^	129,800	2,485,670
Suncor Energy, Inc.	103,700	9,848,190
Talisman Energy, Inc.^	211,100	4,144,958
Teck Cominco Ltd., Class B^	413,100	19,611,504

		159,122,535

China (0.1%)
Foxconn International Holdings Ltd.*	152,000	416,473
New World Department Store China Ltd.*	1,005	928
Tencent Holdings Ltd.	65,000	419,741
Tingyi Cayman Islands Holding Corp.	120,000	187,397

		1,024,539

Cyprus (0.0%)
Prosafe ASA	13,240	236,251

Denmark (0.5%)
A.P. Moller-Maersk A/S	83	1,139,922
Bang & Olufsen A/S, Class B^	750	84,642
Carlsberg A/S, Class B	2,575	351,680
Coloplast A/S, Class B	1,950	185,380
D/S Torm A/S^	2,200	89,635
Danisco A/S	3,650	283,809
Danske Bank A/S	34,200	1,388,502
DSV A/S	15,500	365,419
East Asiatic Co., Ltd. A/S	1,275	95,237
FLSmidth & Co. A/S	3,900	414,775
GN Store Nord A/S*	14,600	148,014
H. Lundbeck A/S	3,700	100,499
Jyske Bank A/S (Registered)*	4,300	334,350
NKT Holding A/S	1,725	193,357
Novo Nordisk A/S, Class B	18,600	2,244,993
Novozymes A/S, Class B	3,450	433,568
Sydbank A/S	4,550	198,000
Topdanmark A/S*	1,300	213,853
TrygVesta A/S	2,050	164,301
Vestas Wind Systems A/S*	13,800	1,090,189
William Demant Holding A/S*	1,850	163,488

		9,683,613

Finland (1.1%)
Amer Sports Oyj, Class A	5,187	$120,191
Cargotec Corp., Class B	2,744	134,835
Elisa Oyj	10,898	338,772
Fortum Oyj	33,238	1,219,966
Kesko Oyj, Class B	4,796	318,622
Kone Oyj, Class B	5,623	410,127
Konecranes Oyj	4,328	174,098
Metso Oyj	9,530	656,363
Neste Oil Oyj	9,469	346,604
Nokia Oyj	309,205	11,754,684
Nokian Renkaat Oyj	7,502	293,753
OKO Bank plc, Class A	6,883	142,315
Orion Oyj, Class B	6,188	157,240
Outokumpo Oyj	8,597	308,801
Rautaruukki Oyj	6,162	373,347
Sampo Oyj, Class A	32,638	996,424
Sanoma-WSOY Oyj	5,934	184,547
Stora Enso Oyj, Class R	43,418	845,716
Tietoenator Oyj	5,269	118,260
UPM-Kymmene Oyj	39,296	950,339
Uponor Oyj^	3,951	122,651
Wartsila Oyj, Class B^	4,726	323,811
YIT Oyj	9,249	274,851

		20,566,317

France (5.6%)
Accor S.A.	14,471	1,284,730
Aeroports de Paris	2,518	290,116
Air France-KLM	9,015	331,272
Air Liquide	18,468	2,471,750
Alcatel-Lucent	176,291	1,809,951
Alstom	7,762	1,577,996
Atos Origin S.A.*	6,015	349,945
BNP Paribas S.A.	63,678	6,968,117
Bouygues S.A.	16,286	1,404,760
Business Objects S.A.*	6,970	311,087
Cap Gemini S.A.	10,231	630,532
Carrefour S.A.	45,540	3,190,392
Casino Guichard Perrachon S.A.	3,241	339,865
Cie de Saint-Gobain S.A.	24,849	2,593,372
Cie Generale d’Optique Essilor International S.A.	14,912	935,606
CNP Assurances S.A.	3,262	417,281
Compagnie Generale des Etablissements Michelin, Class B	10,752	1,445,483
Credit Agricole S.A.	51,415	1,983,176
Dassault Systemes S.A.	4,141	271,742
France Telecom S.A.	135,835	4,549,869
Gaz de France S.A.^	14,721	764,927
Gecina S.A. (REIT)	896	152,040
Groupe Danone	33,667	2,650,011
Hermes International SCA	5,197	584,849
Icade	2,425	176,700
Imerys S.A.	2,365	215,865
Klepierre (REIT)	5,151	295,492
L’Oreal S.A.	18,854	2,473,407
Lafarge S.A.	11,215	1,737,534
Lagardere SCA	9,572	814,720
LVMH Moet Hennessy Louis Vuitton S.A.	18,319	2,196,074
M6-Metropole Television S.A.	4,738	137,488
Neopost S.A.	2,358	332,608
PagesJaunes Groupe S.A.	9,024	185,425
Pernod-Ricard S.A.	6,763	1,475,775
Peugeot S.A.	11,399	940,805
PPR S.A.	5,758	1,083,309

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Publicis Groupe S.A.	10,217	$420,168
Renault S.A.	13,862	2,008,673
Safran S.A.	12,058	291,096
Sanofi-Aventis^	76,976	6,517,781
Schneider Electric S.A.	16,245	2,052,379
SCOR S.A.	14,253	381,889
Societe BIC S.A.	2,004	171,799
Societe des Autoroutes Paris-Rhin-Rhone	1,650	173,403
Societe Generale	27,888	4,679,767
Societe Television Francaise 1	8,734	234,763
Sodexho Alliance S.A.	7,109	491,648
Suez S.A.	76,798	4,522,767
Technip S.A.	7,513	671,715
Thales S.A.	6,656	390,180
Thomson	17,932	273,089
Total S.A.	161,556	13,135,742
Unibail-Rodamco (REIT)	5,612	1,444,359
Valeo S.A.	5,101	283,822
Vallourec	37,268	10,734,746
Veolia Environnement	25,944	2,234,118
Vinci S.A.	29,314	2,290,238
Vivendi S.A.	86,950	3,669,995
Zodiac S.A.	2,757	197,511

		106,645,719

Germany (5.4%)
Adidas AG	15,216	998,074
Allianz SE (Registered)	33,951	7,932,375
Altana AG	5,051	121,722
Arcandor AG*	4,617	154,583
BASF AG	79,695	11,023,185
Bayer AG^	54,891	4,369,132
Beiersdorf AG^	6,542	489,936
Bilfinger Berger AG	2,676	209,146
Celesio AG	6,363	401,585
Commerzbank AG	47,522	1,923,819
Continental AG^	9,825	1,358,686
DaimlerChrysler AG^	70,150	7,066,146
Deutsche Bank AG (Registered)	38,334	4,940,384
Deutsche Boerse AG	15,504	2,111,307
Deutsche Lufthansa AG (Registered)	17,136	492,855
Deutsche Post AG (Registered)	58,075	1,689,365
Deutsche Postbank AG	6,332	464,909
Deutsche Telekom AG (Registered)	216,222	4,248,673
Douglas Holdings AG	2,256	140,934
E.ON AG	47,157	8,718,794
Fresenius Medical Care AG & Co. KGaA	14,116	750,197
Heidelberger Druckmaschinen AG	4,196	183,567
Henkel KGaA	7,200	340,962
Henkel KGaA (Preference)	13,300	684,452
Hochtief AG^	3,064	371,680
Hypo Real Estate Holding AG^	10,125	575,777
Infineon Technologies AG*^	56,590	975,596
IVG Immobilien AG	6,934	258,460
Linde AG	9,073	1,126,739
MAN AG	8,441	1,228,319
Merck KGaA	4,830	582,669
Metro AG	12,095	1,092,416
MLP AG	4,180	55,790
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	15,832	3,042,518
Porsche AG (Preference)	654	1,389,279
Premiere AG*^	6,018	$129,922
ProSiebenSat.1 Media AG (Preference)	5,903	185,519
Puma AG Rudolf Dassler Sport	478	205,408
Rheinmetall AG^	2,561	203,445
RWE AG	79,294	9,972,710
RWE AG (Preference)	2,868	322,876
Salzgitter AG	3,070	602,980
SAP AG^	67,238	3,935,792
Siemens AG (Registered)^	64,274	8,837,039
Solarworld AG	6,160	354,604
Suedzucker AG	4,638	93,185
ThyssenKrupp AG	26,952	1,716,382
TUI AG*	16,124	433,170
Volkswagen AG	12,203	2,758,037
Volkswagen AG (Preference)	7,867	1,082,532
Wincor Nixdorf AG	2,260	186,914

		102,534,546

Greece (0.4%)
Alpha Bank A.E.	28,974	1,009,750
Coca Cola Hellenic Bottling Co. S.A.	7,972	460,391
Cosmote Mobile Telecommunications S.A.	8,431	289,734
EFG Eurobank Ergasias S.A.	22,650	796,463
Folli-Follie S.A. (Registered)	1,255	51,182
Hellenic Exchanges S.A. Holding Clearing Settlement and Registry	4,332	138,987
Hellenic Petroleum S.A.	7,696	122,910
Hellenic Technodomiki Tev S.A.	8,716	116,580
Hellenic Telecommunications Organization S.A.	26,753	991,859
Motor Oil Hellas Corinth Refineries S.A.	3,189	84,581
National Bank of Greece S.A.	30,236	1,927,241
OPAP S.A.	16,692	647,413
Piraeus Bank S.A.	21,215	758,103
Public Power Corp. S.A.	7,512	297,786
Titan Cement Co. S.A.	4,596	237,505
Viohalco, Hellenic Copper and Aluminum Industry S.A.	6,459	106,286

		8,036,771

Hong Kong (1.1%)
ASM Pacific Technology Ltd.	14,000	123,813
Bank of East Asia Ltd.	104,400	585,532
BOC Hong Kong Holdings Ltd.	277,500	703,223
Cathay Pacific Airways Ltd.	99,000	270,619
Cheung Kong Holdings Ltd.	113,000	1,863,504
Cheung Kong Infrastructure Holdings Ltd.	32,000	120,198
CLP Holdings Ltd.	100,500	695,524
Esprit Holdings Ltd.	77,700	1,234,388
Giordano International Ltd.	108,000	53,070
Hang Lung Properties Ltd.	153,000	684,912
Hang Seng Bank Ltd.	57,300	1,017,917
Henderson Land Development Co., Ltd.	65,000	515,478
Hong Kong & China Gas Co.	273,000	635,631
Hong Kong Exchanges and Clearing Ltd.	79,000	2,414,557
HongKong Electric Holdings Ltd.	104,500	543,077
Hopewell Holdings Ltd.	47,000	224,303
Hutchison Telecommunications International Ltd.	103,000	143,095
Hutchison Whampoa Ltd.	158,000	1,689,986
Hysan Development Co., Ltd.	47,000	130,289

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Johnson Electric Holdings Ltd.	105,500	$55,099
Kerry Properties Ltd.	40,000	307,184
Kingboard Chemical Holdings Ltd.	45,500	289,721
Li & Fung Ltd.	166,000	704,670
Link REIT (REIT)	156,500	344,250
Melco International Development Ltd.	59,000	110,200
MTR Corp.	101,000	300,771
New World Development Ltd.	187,000	517,183
Noble Group Ltd.	72,000	105,177
Orient Overseas International Ltd.	15,500	147,446
PCCW Ltd.	295,000	195,051
Shangri-La Asia Ltd.	93,333	314,558
Shui On Land Ltd.^	136,000	165,498
Shun Tak Holdings Ltd.^	64,000	103,074
Sino Land Co.	102,000	253,758
Sun Hung Kai Properties Ltd.	102,000	1,718,840
Swire Pacific Ltd., Class A	62,500	757,749
Techtronic Industries Co.	82,500	94,027
Television Broadcasts Ltd.	20,000	120,146
Wharf Holdings Ltd.	90,000	442,252
Wing Hang Bank Ltd.	12,500	143,751
Yue Yuen Industrial Holdings Ltd.	44,000	131,595

		20,971,116

Ireland (0.5%)
Allied Irish Banks plc	65,731	1,593,395
Bank of Ireland	73,699	1,366,184
C&C Group plc	23,989	198,401
CRH plc	40,681	1,615,552
DCC plc	5,919	174,712
Depfa Bank plc	24,916	515,881
Elan Corp. plc*	36,067	758,074
Experian Group Ltd.	76,964	814,111
Grafton Group plc*	16,786	187,993
Greencore Group plc	11,051	71,857
Iaws Group plc	9,436	209,768
Independent News & Media plc	39,878	148,415
Irish Life & Permanent plc	21,254	471,276
Kerry Group plc, Class A	10,242	303,775
Kingspan Group plc	9,093	199,679
Paddy Power plc	3,469	121,687

		8,750,760

Italy (2.7%)
Alleanza Assicurazioni S.p.A.	30,972	412,276
Arnoldo Mondadori Editore S.p.A.	8,229	79,616
Assicurazioni Generali S.p.A.	79,001	3,476,425
Atlantia S.p.A.	19,253	650,381
Autogrill S.p.A.	7,322	141,055
Banca Monte dei Paschi di Siena S.p.A.^	82,360	505,291
Banca Popolare di Milano S.c.a.r.l.	31,565	466,305
Banco Popolare S.c.a.r.l.*	50,031	1,120,778
Bulgari S.p.A.	10,778	169,672
Capitalia S.p.A.	126,301	1,206,662
Enel S.p.A.	326,652	3,698,367
ENI S.p.A.	196,560	7,284,599
Fiat S.p.A.	53,139	1,607,157
Finmeccanica S.p.A.	22,828	665,029
Fondiaria-Sai S.p.A.	5,431	255,021
Intesa Sanpaolo S.p.A.	582,968	4,501,398
Intesa Sanpaolo S.p.A. (RNC)	70,220	514,168
Italcementi S.p.A.	5,110	113,234
Lottomatica S.p.A.	4,892	$176,835
Luxottica Group S.p.A.	10,089	343,403
Mediaset S.p.A.	57,393	592,518
Mediobanca S.p.A.	36,756	804,003
Mediolanum S.p.A.	18,712	132,345
Parmalat S.p.A.	114,272	405,736
Pirelli & C. S.p.A.*	213,576	257,344
Saipem S.p.A.	243,973	10,408,968
Seat Pagine Gialle S.p.A.	297,372	165,799
Snam Rete Gas S.p.A.^	64,279	399,861
Telecom Italia S.p.A.	801,984	2,438,703
Telecom Italia S.p.A. (RNC)	451,851	1,089,540
Terna Rete Elettrica Nazionale S.p.A.	87,049	321,800
UniCredito Italiano S.p.A.	588,759	5,037,244
Unione di Banche Italiane SCPA.	45,946	1,234,989
Unipol Gruppo Finanziario S.p.A. (Preference)	64,813	203,324

		50,879,846

Japan (11.7%)
77 Bank Ltd.	26,000	174,971
Access Co., Ltd.*	18	59,548
Acom Co., Ltd.	4,730	105,418
Aderans Holdings Co., Ltd.	2,400	50,250
Advantest Corp.	12,100	377,121
Aeon Co., Ltd.	49,000	692,352
Aeon Credit Service Co., Ltd.	6,200	66,661
Aeon Mall Co., Ltd.	4,700	143,621
Aiful Corp.	5,550	86,972
Aisin Seiki Co., Ltd.	14,700	587,411
Ajinomoto Co., Inc.	46,000	576,677
Alfresa Holdings Corp.	2,000	127,628
All Nippon Airways Co., Ltd.	46,000	179,411
Alps Electric Co., Ltd.	12,800	154,003
Amada Co., Ltd.	26,000	290,637
Aoyama Trading Co., Ltd.	4,200	106,769
Asahi Breweries Ltd.	30,100	458,582
Asahi Glass Co., Ltd.	73,000	981,892
Asahi Kasei Corp.	94,000	759,431
Asatsu-DK, Inc.	2,500	80,529
Asics Corp.	12,000	185,748
Astellas Pharma, Inc.	40,000	1,918,774
Autobacs Seven Co., Ltd.	2,100	54,573
Bank of Kyoto Ltd.	21,000	254,673
Bank of Yokohama Ltd.	90,000	621,338
Benesse Corp.	5,000	191,529
Bridgestone Corp.	45,500	1,006,138
Canon Marketing Japan, Inc.	5,500	110,129
Canon, Inc.	80,200	4,377,783
Casio Computer Co., Ltd.	17,600	252,206
Central Glass Co., Ltd.	15,000	75,610
Central Japan Railway Co.	122	1,295,782
Chiba Bank Ltd.	57,000	440,656
Chiyoda Corp.	12,000	216,254
Chubu Electric Power Co., Inc.	49,900	1,292,408
Chugai Pharmaceutical Co., Ltd.	20,700	341,861
Chuo Mitsui Trust Holdings, Inc.	54,000	421,225
Circle K Sunkus Co., Ltd.	3,500	54,390
Citizen Holdings Co., Ltd.	25,000	251,600
Coca-Cola West Holdings Co., Ltd.	4,200	98,725
COMSYS Holdings Corp.	8,000	87,755
Credit Saison Co., Ltd.	12,600	324,694
CSK Holdings Corp.	4,700	183,720
Dai Nippon Printing Co., Ltd.	48,000	686,162
Daicel Chemical Industries Ltd.	21,000	166,186
Daido Steel Co., Ltd.	25,000	213,076

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Daifuku Co., Ltd.	7,000	$79,955
Daiichi Sankyo Co., Ltd.^	52,400	1,573,848
Daikin Industries Ltd.	20,100	967,684
Dainippon Ink and Chemicals, Inc.	49,000	217,133
Dainippon Screen Manufacturing Co., Ltd.	17,000	102,416
Daito Trust Construction Co., Ltd.	6,000	289,383
Daiwa House Industry Co., Ltd.	40,000	522,004
Daiwa Securities Group, Inc.	105,000	1,000,043
Denki Kagaku Kogyo KK	34,000	190,920
Denso Corp.	36,400	1,372,150
Dentsu, Inc.	142	403,012
Dowa Holdings Co., Ltd.	21,000	266,008
eAccess Ltd.	94	52,211
East Japan Railway Co.	261	2,058,643
Ebara Corp.	29,000	134,062
EDION Corp.	6,000	66,809
Eisai Co., Ltd.	18,900	893,457
Electric Power Development Co., Ltd.	11,300	439,742
Elpida Memory, Inc.*	7,800	286,562
FamilyMart Co., Ltd.	4,300	112,119
Fanuc Ltd.	14,600	1,488,408
Fast Retailing Co., Ltd.	3,900	225,108
Fuji Electric Holdings Co., Ltd.	41,000	182,754
Fuji Soft, Inc.	2,700	55,239
Fuji Television Network, Inc.	33	66,365
FujiFilm Holdings Corp.	36,900	1,705,820
Fujikura Ltd.	26,000	164,558
Fujitsu Ltd.	144,000	1,017,960
Fukuoka Financial Group, Inc.	45,000	263,657
Furukawa Electric Co., Ltd.	51,000	249,528
Glory Ltd.	4,700	149,349
Goodwill Group, Inc.*	91	17,065
Gunma Bank Ltd.	27,000	180,055
Gunze Ltd.	14,000	68,985
Hachijuni Bank Ltd.	29,000	208,793
Hakuhodo DY Holdings, Inc.	1,680	117,884
Hankyu Department Stores, Inc.	11,000	90,881
Hankyu Hanshin Holdings, Inc.	92,000	470,152
Haseko Corp.*	77,500	185,544
Hikari Tsushin, Inc.	2,000	54,847
Hino Motors Ltd.	19,000	145,231
Hirose Electric Co., Ltd.	2,300	279,728
Hiroshima Bank Ltd.	37,000	201,967
Hitachi Cable Ltd.	12,000	74,383
Hitachi Capital Corp.	3,000	37,740
Hitachi Chemical Co., Ltd.	7,600	157,141
Hitachi Construction Machinery Co., Ltd.	7,600	303,696
Hitachi High-Technologies Corp.	5,000	114,482
Hitachi Ltd.	251,000	1,671,658
Hokkaido Electric Power Co., Inc.	13,600	294,224
Hokuhoku Financial Group, Inc.	85,000	240,500
Honda Motor Co., Ltd.	117,300	3,941,827
House Foods Corp.	5,400	94,258
Hoya Corp.	30,900	1,054,525
Ibiden Co., Ltd.	10,000	841,858
Idemitsu Kosan Co., Ltd.	1,400	157,594
Ihi Corp.	113,000	355,139
Inpex Holdings, Inc.	62	636,922
Isetan Co., Ltd.	13,800	186,098
Ito En Ltd.	4,300	104,819
Itochu Corp.	113,000	1,372,350
Itochu Techno-Solutions Corp.	2,300	81,095
J. Front Retailing Co., Ltd.*^	25,400	$249,876
Jafco Co., Ltd.	2,500	92,718
Japan Airlines Corp.*	66,000	143,072
Japan Petroleum Exploration Co.	2,200	163,566
Japan Prime Realty Investment Corp. (REIT)	42	175,145
Japan Real Estate Investment Corp. (REIT)	28	336,395
Japan Retail Fund Investment Corp. (REIT)	25	217,647
Japan Steel Works Ltd.	27,000	448,257
Japan Tobacco, Inc.	337	1,851,278
JFE Holdings, Inc.	43,600	3,089,749
JGC Corp.	15,000	289,253
Joyo Bank Ltd.	49,000	273,443
JS Group Corp.	20,200	351,365
JSR Corp.	13,200	323,493
JTEKT Corp.	14,300	252,100
Jupiter Telecommunications Co., Ltd.*	164	127,356
Kajima Corp.	77,000	264,789
Kamigumi Co., Ltd.	19,000	159,622
Kaneka Corp.	22,000	185,017
Kansai Electric Power Co., Inc.	57,800	1,320,898
Kansai Paint Co., Ltd.	16,000	122,718
Kao Corp.	40,000	1,194,446
Kawasaki Heavy Industries Ltd.	103,000	403,517
Kawasaki Kisen Kaisha Ltd.	42,000	616,846
KDDI Corp.	183	1,357,385
Keihin Electric Express Railway Co., Ltd.	32,000	207,548
Keio Corp.	43,000	268,036
Keisei Electric Railway Co., Ltd.	23,000	127,550
Keyence Corp.	2,700	599,399
Kikkoman Corp.	11,000	166,056
Kinden Corp.	9,000	82,270
Kintetsu Corp.	121,000	376,068
Kirin Holdings Co., Ltd.	59,000	780,743
KK DaVinci Advisors*	81	60,857
Kobe Steel Ltd.	208,000	776,842
Kokuyo Co., Ltd.	5,900	61,329
Komatsu Ltd.	67,900	2,281,757
Komori Corp.	4,000	98,028
Konami Corp.	6,900	188,021
Konica Minolta Holdings, Inc.	37,000	627,162
Kose Corp.	2,300	61,072
Kubota Corp.	94,000	774,161
Kuraray Co., Ltd.	27,500	348,344
Kurita Water Industries Ltd.	8,400	285,204
Kyocera Corp.	12,200	1,143,899
Kyowa Hakko Kogyo Co., Ltd.	23,000	236,878
Kyushu Electric Power Co., Inc.	28,400	751,630
Lawson, Inc.	4,500	142,210
Leopalace21 Corp.	9,500	311,801
Mabuchi Motor Co., Ltd.	2,000	130,414
Makita Corp.	8,500	372,960
Marubeni Corp.	125,000	1,146,999
Marui Co., Ltd.	21,300	235,132
Matsui Securities Co., Ltd.	9,200	70,483
Matsumotokiyoshi Co., Ltd.	2,700	49,950
Matsushita Electric Industrial Co., Ltd.	147,000	2,757,890
Matsushita Electric Works Ltd.	27,000	325,556
Mediceo Paltac Holdings Co., Ltd.	12,200	186,508
Meiji Dairies Corp.	20,000	113,002
Meiji Seika Kaisha Ltd.	24,000	120,768
Meitec Corp.	2,500	73,347

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Millea Holdings, Inc.	55,800	$2,244,339
Minebea Co., Ltd.	28,000	191,599
Mitsubishi Chemical Holdings Corp.	87,500	761,764
Mitsubishi Corp.	103,400	3,276,681
Mitsubishi Electric Corp.	147,000	1,842,859
Mitsubishi Estate Co., Ltd.	88,000	2,520,524
Mitsubishi Gas Chemical Co., Inc.	29,000	268,881
Mitsubishi Heavy Industries Ltd.	246,000	1,608,375
Mitsubishi Logistics Corp.	8,000	112,689
Mitsubishi Materials Corp.	85,000	528,359
Mitsubishi Rayon Co., Ltd.	42,000	297,636
Mitsubishi UFJ Financial Group, Inc.†	648	5,701,160
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,770	91,879
Mitsui & Co., Ltd.	127,000	3,084,752
Mitsui Chemicals, Inc.	50,000	496,670
Mitsui Engineering & Shipbuilding Co., Ltd.	57,000	323,049
Mitsui Fudosan Co., Ltd.	62,000	1,721,847
Mitsui Mining & Smelting Co., Ltd.	44,000	189,614
Mitsui O.S.K. Lines Ltd.	84,000	1,360,937
Mitsui Sumitomo Insurance Co., Ltd.	91,000	1,068,724
Mitsukoshi Ltd.	31,000	140,609
Mitsumi Electric Co., Ltd.	6,300	257,232
Mizuho Financial Group, Inc.	737	4,202,629
Murata Manufacturing Co., Ltd.	16,200	1,167,771
Namco Bandai Holdings, Inc.	15,100	219,536
NEC Corp.	156,000	757,829
NEC Electronics Corp.*	2,700	77,569
NGK Insulators Ltd.	20,000	644,234
NGK Spark Plug Co., Ltd.	13,000	202,020
NHK Spring Co., Ltd.	11,000	83,890
Nichirei Corp.	19,000	87,172
Nidec Corp.	8,300	580,238
Nikko Cordial Corp.	29,000	364,315
Nikon Corp.	23,000	790,928
Nintendo Co., Ltd.	7,500	3,904,584
Nippon Building Fund, Inc. (REIT)	33	479,781
Nippon Electric Glass Co., Ltd.	25,000	402,647
Nippon Express Co., Ltd.	61,000	303,234
Nippon Kayaku Co., Ltd.	12,000	99,874
Nippon Light Metal Co., Ltd.	35,000	77,090
Nippon Meat Packers, Inc.	13,000	144,413
Nippon Mining Holdings, Inc.	66,000	663,074
Nippon Oil Corp.	93,000	863,892
Nippon Paper Group, Inc.	64	197,797
Nippon Sheet Glass Co., Ltd.	45,000	275,018
Nippon Shokubai Co., Ltd.	9,000	87,598
Nippon Steel Corp.	440,000	3,167,893
Nippon Telegraph & Telephone Corp.	407	1,902,747
Nippon Yusen KK	84,000	820,511
Nishi-Nippon City Bank Ltd.	49,000	137,788
Nishimatsu Construction Co., Ltd.	19,000	57,398
Nissan Chemical Industries Ltd.	11,000	135,794
Nissan Motor Co., Ltd.	169,400	1,697,466
Nisshin Seifun Group, Inc.	14,500	136,460
Nisshin Steel Co., Ltd.	58,000	261,559
Nisshinbo Industries, Inc.	11,000	152,936
Nissin Food Products Co., Ltd.	6,600	235,581
Nitori Co., Ltd.	2,750	130,000
Nitto Denko Corp.	12,700	590,415
NOK Corp.	8,100	$173,473
Nomura Holdings, Inc.	136,700	2,292,119
Nomura Real Estate Holdings, Inc.	3,400	99,456
Nomura Real Estate Office Fund, Inc. (REIT)	17	177,600
Nomura Research Institute Ltd.	8,600	292,744
NSK Ltd.	32,000	280,817
NTN Corp.	28,000	249,858
NTT Data Corp.	98	436,826
NTT DoCoMo, Inc.	1,226	1,750,437
NTT Urban Development Corp.	83	171,976
Obayashi Corp.	50,000	231,576
Obic Co., Ltd.	500	96,983
Odakyu Electric Railway Co., Ltd.	49,000	316,101
OJI Paper Co., Ltd.	63,000	304,949
Oki Electric Industry Co., Ltd.*	48,000	82,741
OKUMA Corp.	11,000	160,501
Okumura Corp.	11,000	56,022
Olympus Corp.	17,000	698,559
Omron Corp.	15,900	420,807
Onward Holdings Co., Ltd.	10,000	101,162
Oracle Corp. Japan	2,800	127,976
Oriental Land Co., Ltd.	3,900	226,126
ORIX Corp.	6,920	1,578,409
Osaka Gas Co., Ltd.	149,000	522,761
OSG Corp.	6,300	65,597
Otsuka Corp.	1,200	117,738
Park24 Co., Ltd.	7,500	67,449
Pioneer Corp.	11,000	134,932
Promise Co., Ltd.	5,550	135,289
QP Corp.	7,300	66,794
Rakuten, Inc.	494	193,747
Resona Holdings, Inc.	446	764,915
Ricoh Co., Ltd.	51,000	1,078,919
Rinnai Corp.	2,800	83,611
Rohm Co., Ltd.	7,600	671,571
Round One Corp.	30	66,339
Ryohin Keikaku Co., Ltd.	1,800	103,582
Sanken Electric Co., Ltd.	8,000	39,211
Sankyo Co., Ltd.	4,200	170,026
Santen Pharmaceutical Co., Ltd.	5,300	132,656
Sanwa Shutter Corp.	16,000	89,705
Sanyo Electric Co., Ltd.*	116,000	190,868
Sapporo Hokuyo Holdings, Inc.	22	218,343
Sapporo Holdings Ltd.	19,000	125,547
SBI E*Trade Securities Co., Ltd.	114	108,179
SBI Holdings, Inc.	707	185,575
Secom Co., Ltd.^	15,900	765,481
Sega Sammy Holdings, Inc.	18,900	251,748
Seiko Epson Corp.	9,500	235,298
Seino Holdings Corp.	11,000	101,606
Sekisui Chemical Co., Ltd.	34,000	249,528
Sekisui House Ltd.	39,000	490,959
Seven & I Holdings Co., Ltd.	61,700	1,587,285
Sharp Corp.	76,000	1,379,532
Shimachu Co., Ltd.	3,100	82,044
Shimamura Co., Ltd.	1,600	149,741
Shimano, Inc.	5,100	178,488
Shimizu Corp.	46,000	250,294
Shin-Etsu Chemical Co., Ltd.	31,100	2,149,776
Shinko Electric Industries Co., Ltd.	5,000	111,000
Shinko Securities Co., Ltd.	41,000	189,892
Shinsei Bank Ltd.	107,000	337,213
Shionogi & Co., Ltd.	21,000	323,780
Shiseido Co., Ltd.	25,000	554,999

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Shizuoka Bank Ltd.	44,000	$427,493
Showa Denko KK	83,000	314,325
Showa Shell Sekiyu KK	13,600	174,877
SMC Corp.	4,400	602,551
Softbank Corp.	55,600	1,026,179
Sojitz Corp.	74,400	323,858
Sompo Japan Insurance, Inc.	62,000	711,409
Sony Corp.	75,400	3,656,275
Stanley Electric Co., Ltd.	11,000	265,268
Sumco Corp.	8,700	354,468
Sumitomo Bakelite Co., Ltd.	15,000	86,319
Sumitomo Chemical Co., Ltd.^	121,000	1,037,609
Sumitomo Corp.	80,400	1,553,894
Sumitomo Electric Industries Ltd.^	56,100	893,771
Sumitomo Heavy Industries Ltd.	43,000	553,667
Sumitomo Metal Industries Ltd.	316,000	1,843,207
Sumitomo Metal Mining Co., Ltd.	42,000	1,020,154
Sumitomo Mitsui Financial Group, Inc.	504	3,927,045
Sumitomo Osaka Cement Co., Ltd.	28,000	68,985
Sumitomo Realty & Development Co., Ltd.	28,000	984,808
Sumitomo Rubber Industries, Inc.	12,800	160,912
Sumitomo Titanium Corp.	1,300	113,289
Sumitomo Trust & Banking Co., Ltd.	96,000	726,279
Suruga Bank Ltd.	15,000	183,215
Suzuken Co., Ltd.	5,000	168,459
T&D Holdings, Inc.	15,100	929,413
Taiheiyo Cement Corp.	70,000	266,313
Taisei Corp.	73,000	211,631
Taisho Pharmaceutical Co., Ltd.	10,000	196,753
Taiyo Nippon Sanso Corp.	21,000	188,674
Taiyo Yuden Co., Ltd.	8,000	158,447
Takara Holdings, Inc.	13,000	76,394
Takashimaya Co., Ltd.	22,000	244,200
Takeda Pharmaceutical Co., Ltd.	63,600	4,473,843
Takefuji Corp.	7,950	157,803
Tanabe Seiyaku Co., Ltd.	15,000	189,353
TDK Corp.	9,400	824,899
Teijin Ltd.	62,000	302,808
Terumo Corp.	12,600	636,225
THK Co., Ltd.	9,600	202,673
TIS, Inc.	2,700	52,653
Tobu Railway Co., Ltd.	63,000	296,174
Toda Corp.	16,000	84,412
Toho Co., Ltd.	8,200	162,051
Toho Titanium Co., Ltd.	2,000	73,478
Tohoku Electric Power Co., Inc.	31,900	681,796
Tokai Rika Co., Ltd.	3,600	100,292
Tokuyama Corp.	17,000	257,964
Tokyo Broadcasting System, Inc.	2,700	75,689
Tokyo Electric Power Co., Inc.	91,200	2,302,529
Tokyo Electron Ltd.	12,800	811,248
Tokyo Gas Co., Ltd.	168,000	782,484
Tokyo Seimitsu Co., Ltd.	2,800	58,260
Tokyo Steel Manufacturing Co., Ltd.	8,200	127,356
Tokyo Tatemono Co., Ltd.	21,000	267,836
Tokyu Corp.	85,000	554,999
Tokyu Land Corp.	31,000	311,174
TonenGeneral Sekiyu KK	21,000	211,161
Toppan Printing Co., Ltd.	43,000	442,859
Toray Industries, Inc.	101,000	801,915
Toshiba Corp.	238,000	2,223,253
Tosoh Corp.	35,000	227,006
TOTO Ltd.	20,000	$145,040
Toyo Seikan Kaisha Ltd.	12,400	233,718
Toyo Suisan Kaisha Ltd.	6,000	112,828
Toyobo Co., Ltd.	47,000	110,068
Toyoda Gosei Co., Ltd.	4,600	166,596
Toyota Boshoku Corp.	4,600	155,382
Toyota Industries Corp.	13,700	590,389
Toyota Motor Corp.	204,200	12,053,071
Toyota Tsusho Corp.	16,400	435,468
Trend Micro, Inc.	8,000	346,145
Ube Industries Ltd.	73,000	258,660
Unicharm Corp.	3,000	184,129
Uny Co., Ltd.	13,000	113,289
Ushio, Inc.	8,400	152,840
USS Co., Ltd.	1,740	114,369
Wacoal Holdings Corp.	7,000	85,988
West Japan Railway Co.	127	605,894
Yahoo! Japan Corp.	1,142	432,482
Yakult Honsha Co., Ltd.	8,200	186,680
Yamada Denki Co., Ltd.^	6,380	631,529
Yamaha Corp.	13,100	293,671
Yamaha Motor Co., Ltd.	13,800	352,013
Yamato Holdings Co., Ltd.	29,000	435,006
Yamazaki Baking Co., Ltd.	8,000	60,036
Yaskawa Electric Corp.	16,000	199,330
Yokogawa Electric Corp.	15,900	193,516
Zeon Corp.	12,000	118,261

		221,024,880

Luxembourg (1.4%)
ArcelorMittal	68,352	5,394,771
Oriflame Cosmetics S.A. (SDR)	2,850	172,926
Tenaris S.A. (ADR)^	389,700	20,506,014

		26,073,711

Netherlands (3.1%)
ABN AMRO Holding N.V.	136,784	7,206,990
Aegon N.V.	113,642	2,176,302
Akzo Nobel N.V.	20,347	1,676,997
ASML Holding N.V.*	35,457	1,175,518
Corio N.V. (REIT)	3,072	262,393
Corporate Express N.V.	10,548	114,913
European Aeronautic Defence and Space Co. N.V.^	25,110	771,969
Fugro N.V. (CVA)	4,209	341,684
Hagemeyer N.V.	36,798	170,010
Heineken N.V.	18,335	1,203,183
ING Groep N.V. (CVA).	142,534	6,327,058
James Hardie Industries N.V. (CDI)	35,044	221,717
Koninklijke Ahold N.V.*	94,488	1,428,192
Koninklijke DSM N.V.	11,037	595,691
Koninklijke Philips Electronics N.V.	86,093	3,885,490
OCE N.V.	5,658	118,923
Qiagen N.V.*	13,364	258,023
Randstad Holding N.V.	3,931	212,501
Reed Elsevier N.V.	53,227	1,010,975
Royal Dutch Shell plc, Class A	277,272	11,442,411
Royal Dutch Shell plc, Class B	208,276	8,573,790
Royal KPN N.V.	144,398	2,505,855
Royal Numico N.V.	13,458	1,043,959
SBM Offshore N.V.	10,290	404,535
TNT N.V.	30,648	1,284,854
Unilever N.V. (CVA)	129,801	4,007,192
Vedior N.V. (CVA)	12,623	277,736
Wereldhave N.V. (REIT)	1,497	180,271

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Wolters Kluwer N.V.	21,924	$650,886

		59,530,018

New Zealand (0.1%)
Auckland International Airport Ltd.	71,009	168,427
Contact Energy Ltd.	20,745	144,472
Fisher & Paykel Appliances Holdings Ltd.^	19,382	52,288
Fisher & Paykel Healthcare Corp.	37,792	94,508
Fletcher Building Ltd.	36,271	348,800
Kiwi Income Property Trust	51,385	56,462
Sky City Entertainment Group Ltd.	33,041	130,701
Sky Network Television Ltd.	13,628	59,485
Telecom Corp of New Zealand Ltd.	134,626	456,028
Vector Ltd.	18,739	34,791

		1,545,962

Norway (0.6%)
Aker Kvaerner ASA^	11,800	375,915
DnB NOR ASA	55,000	843,682
DNO ASA*	55,000	114,259
Marine Harvest ASA*^	194,000	246,852
Norsk Hydro ASA	52,900	2,300,960
Norske Skogindustrier ASA	11,600	124,149
Ocean RIG ASA*	11,800	87,112
Orkla ASA	62,340	1,113,534
Petroleum Geo-Services ASA*	12,430	358,519
Renewable Energy Corp. A/S*	12,900	594,602
Schibsted ASA	3,400	179,105
Statoil ASA	50,000	1,704,150
Storebrand ASA	16,300	253,362
Tandberg ASA	8,600	206,974
Telenor ASA*	63,400	1,270,058
TGS Nopec Geophysical Co. ASA*	7,650	156,796
Tomra Systems ASA	11,200	81,020
Yara International ASA	13,250	419,036

		10,430,085

Portugal (0.2%)
Banco BPI S.A. (Registered)	18,454	155,255
Banco Commercial Portuguese S.A. (Registered)^	161,967	672,084
Banco Espirito Santo S.A. (Registered)	16,464	373,282
Brisa Auto-Estradas de Portugal S.A.	21,885	287,104
Cimpor Cimentos de Portugal SGPS S.A.	14,505	120,171
Energias de Portugal S.A.	150,153	877,854
Jeronimo Martins SGPS S.A.	13,750	84,505
Portugal Telecom SGPS S.A. (Registered)	62,216	872,087
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	7,845	116,788
Sonae Industria SGPS S.A.*	4,483	50,373
Sonae SGPS S.A.	57,646	149,604

		3,759,107

Singapore (0.6%)
Allgreen Properties Ltd.	51,000	65,917
Ascendas Real Estate Investment Trust (REIT)	72,000	132,319
CapitaCommercial Trust (REIT)	71,000	135,739
CapitaLand Ltd.	115,000	630,932
CapitaMall Trust (REIT)	74,000	$194,278
Chartered Semiconductor Manufacturing Ltd.*	72,000	52,831
City Developments Ltd.	38,000	414,406
ComfortDelgro Corp., Ltd.	137,000	178,916
Cosco Corp. Singapore Ltd.	57,000	228,307
DBS Group Holdings Ltd.	85,000	1,235,948
Fraser and Neave Ltd.	60,000	230,226
Haw Par Corp., Ltd.	8,000	43,622
Jardine Cycle & Carriage Ltd.	10,000	124,537
Keppel Corp., Ltd.	83,000	804,578
Keppel Land Ltd.	26,000	145,271
Neptune Orient Lines Ltd.	30,000	107,035
Olam International Ltd.	48,000	101,461
Oversea-Chinese Banking Corp.	189,000	1,132,346
Parkway Holdings Ltd.^	44,000	125,587
SembCorp Industries Ltd.	64,000	277,886
SembCorp Marine Ltd.	58,800	182,080
Singapore Airlines Ltd.	39,266	491,651
Singapore Exchange Ltd.	59,000	512,353
Singapore Land Ltd.	9,000	61,797
Singapore Petroleum Co., Ltd.	13,000	59,509
Singapore Post Ltd.	104,000	85,412
Singapore Press Holdings Ltd.	111,000	322,800
Singapore Technologies Engineering Ltd.	96,000	252,036
Singapore Telecommunications Ltd.	596,000	1,612,871
SMRT Corp., Ltd.	49,000	56,405
Suntec Real Estate Investment Trust (REIT)	72,000	94,514
United Overseas Bank Ltd.	91,000	1,353,820
UOL Group Ltd.	37,000	129,519
Venture Corp., Ltd.	17,000	188,825
Wing Tai Holdings Ltd.	35,000	90,946

		11,856,680

South Africa (0.0%)
Mondi Ltd.	26,531	263,413

Spain (2.4%)
Abertis Infraestructuras S.A.^	17,789	556,281
Acciona S.A.	2,138	581,383
Acerinox S.A.	11,203	337,071
ACS Actividades de Construccion y Servicios S.A.	15,911	878,037
Altadis S.A.	19,235	1,353,305
Antena 3 de Television S.A.*	6,076	112,113
Banco Bilbao Vizcaya Argentaria S.A.	279,631	6,555,283
Banco Popular Espanol S.A.	63,484	1,090,826
Banco Santander S.A.	473,057	9,194,193
Cintra Concesiones de Infraestructuras de Transporte S.A.	14,767	224,889
Ebro Puleva S.A.	6,105	125,184
Endesa S.A.	47,598	2,721,003
Fomento de Construcciones y Contratas S.A.	3,334	269,796
Gamesa Corp. Tecnologica S.A.	12,633	516,102
Gas Natural SDG S.A.	9,688	547,058
Gestevision Telecinco S.A.	7,105	186,519
Grupo Ferrovial S.A.	4,620	390,991
Iberdrola S.A.	70,774	4,157,911
Iberia Lineas Aereas de Espana S.A.	34,293	167,238
Inditex S.A.	16,307	1,098,935
Indra Sistemas S.A.	8,306	224,679
Mapfre S.A.^	40,865	184,720

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Promotora de Informaciones S.A.	5,511	$108,839
Repsol YPF S.A.	59,454	2,123,699
Sacyr Vallehermoso S.A.	6,252	218,775
Sociedad General de Aguas de Barcelona S.A., Class A	4,319	164,129
Sogecable S.A.*	3,465	125,697
Telefonica S.A.	336,708	9,424,928
Union Fenosa S.A.	7,803	461,646
Zardoya Otis S.A.^	8,689	269,732
Zeltia S.A.	11,389	123,912

		44,494,874

Sweden (1.5%)
Alfa Laval AB	7,050	453,473
Assa Abloy AB, Class B^	23,400	485,677
Atlas Copco AB, Class A	50,200	868,593
Atlas Copco AB, Class B	27,400	437,951
Axfood AB	2,150	72,566
Billerud AB	3,200	42,954
Boliden AB	38,700	824,254
Castellum AB	11,700	145,703
D. Carnegie AB	5,200	109,340
Electrolux AB, Class B	19,000	402,461
Elekta AB, Class B	6,200	101,023
Eniro AB	13,100	159,580
Fabege AB	10,200	121,483
Getinge AB, Class B	12,600	305,023
Hennes & Mauritz AB, Class B	35,600	2,256,731
Hoganas AB, Class B	1,700	45,111
Holmen AB, Class B	3,900	149,486
Husqvarna AB, Class B	24,700	319,094
Kungsleden AB	10,300	132,664
Lundin Petroleum AB*	18,200	209,703
Modern Times Group AB, Class B	3,725	240,468
Nobia AB	10,400	100,061
Nordea Bank AB	155,600	2,711,609
OMX AB	6,000	260,238
Sandvik AB	71,000	1,523,215
SAS AB*	5,500	98,579
Scania AB, Class B	22,550	549,394
Securitas AB, Class B	24,000	316,569
Securitas Direct AB, Class B*	23,000	67,457
Securitas Systems AB, Class B	22,000	81,253
Skandinaviska Enskilda Banken AB, Class A	34,500	1,121,607
Skanska AB, Class B	28,000	555,081
SKF AB, Class B	31,400	661,466
Ssab Svenskt Stal AB, Class A	14,200	525,551
Ssab Svenskt Stal AB, Class B	6,000	204,839
Svenska Cellulosa AB, Class B	36,000	671,777
Svenska Handelsbanken AB, Class A	38,100	1,182,477
Swedish Match AB	20,200	420,043
Tele2 AB, Class B	22,600	488,361
Telefonaktiebolaget LM Ericsson, Class B	1,113,000	4,456,076
TeliaSonera AB	168,000	1,518,598
Trelleborg AB, Class B	6,000	141,525
Volvo AB, Class A	35,500	616,998
Volvo AB, Class B	81,500	1,419,651
Wihlborgs Fastigheter AB	2,100	38,943

		27,614,706

Switzerland (5.2%)
ABB Ltd. (Registered)	385,057	10,140,303
Adecco S.A. (Registered)	9,751	576,643
Ciba Speciality Chemicals AG (Registered)	5,181	264,112
Clariant AG (Registered)*	17,093	$210,093
Compagnie Financiere Richemont AG, Class A	39,699	2,630,687
Credit Suisse Group (Registered)	83,389	5,536,586
Geberit AG (Registered)	3,002	392,703
Givaudan S.A. (Registered)	466	430,677
Holcim Ltd. (Registered)	14,911	1,647,030
Kudelski S.A.	2,573	72,753
Kuehne & Nagel International AG (Registered)	3,958	389,596
Kuoni Reisen Holding AG (Registered)	204	96,371
Logitech International S.A. (Registered)*	12,075	359,476
Lonza Group AG (Registered)	3,246	354,084
Nestle S.A. (Registered)	56,301	25,291,333
Nobel Biocare Holding AG	1,783	482,792
Novartis AG (Registered)	218,460	12,055,877
OC Oerlikon Corp. AG (Registered)*^	452	165,873
PSP Swiss Property AG (Registered)*	3,227	171,294
Rieter Holdings AG (Registered)	324	175,323
Roche Holding AG	53,150	9,637,075
Schindler Holding AG (PC)	3,707	234,026
SGS S.A. (Registered)	335	382,693
Sonova Holding AG	3,389	339,992
STMicroelectronics N.V.	51,140	859,763
Straumann Holding AG (Registered)	572	160,656
Sulzer AG (Registered)	270	387,288
Swatch Group AG	2,323	762,195
Swatch Group AG (Registered)	3,963	253,761
Swiss Life Holding (Registered)*	2,512	651,599
Swiss Reinsurance (Registered)	26,706	2,378,709
Swisscom AG (Registered)	1,713	651,433
Syngenta AG (Registered)	7,870	1,696,689
Synthes, Inc.	4,424	495,123
UBS AG (Registered)	231,151	12,428,647
Xstrata plc	47,529	3,154,606
Zurich Financial Services AG (Registered)	10,821	3,246,068

		99,163,929

United Kingdom (15.7%)
3i Group plc	29,285	597,373
Acergy S.A.	14,200	422,082
Aegis Group plc	61,743	157,908
Aggreko plc	18,302	216,437
Amec plc	24,198	366,862
Anglo American plc	342,878	23,073,274
ARM Holdings plc	95,569	301,122
Arriva plc	14,526	229,588
AstraZeneca plc	112,978	5,660,937
Aviva plc	192,298	2,895,731
BAE Systems plc	827,695	8,357,245
Balfour Beatty plc	31,639	307,160
Barclays plc	496,437	6,048,554
Barratt Developments plc	21,454	328,333
BBA Aviation plc	29,586	138,318
Bellway plc	8,233	173,669
Berkeley Group Holdings plc*	6,085	178,531
BG Group plc	257,757	4,461,557
BHP Billiton plc	174,014	6,230,571
Biffa plc	25,174	114,086
Bovis Homes Group plc	8,761	117,229
BP plc	1,437,623	16,692,313
British Airways plc*	42,766	335,341

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
British American Tobacco plc	430,669	$15,437,727
British Energy Group plc	78,300	856,278
British Land Co. plc (REIT)	40,153	962,833
British Sky Broadcasting Group plc	85,275	1,212,585
Brixton plc (REIT)	19,350	143,415
BT Group plc	616,160	3,870,236
Bunzl plc	24,834	355,926
Burberry Group plc	32,245	433,444
Cable & Wireless plc	179,943	677,421
Cadbury Schweppes plc	348,301	4,040,577
Capita Group plc	44,946	665,786
Carnival plc	13,048	623,089
Carphone Warehouse Group plc	29,014	206,879
Cattles plc	26,102	186,382
Centrica plc	274,181	2,134,507
Charter plc*	12,128	293,548
Close Brothers Group plc	9,475	157,607
Cobham plc	82,448	327,256
Compass Group plc	151,297	934,851
Cookson Group plc	13,920	217,305
CSR plc*	9,372	123,392
Daily Mail & General Trust	21,965	283,124
Davis Service Group plc	12,262	134,346
De La Rue plc	10,777	160,963
Diageo plc	796,075	17,492,984
DSG International plc	136,849	377,990
Electrocomponents plc	30,903	161,072
Emap plc	15,603	280,609
Enterprise Inns plc	41,668	504,696
Firstgroup plc	31,622	445,449
FKI plc	42,309	78,773
Friends Provident plc	136,816	481,471
G4S plc	84,301	348,409
Galiform plc*	43,177	97,174
GKN plc	51,342	371,862
GlaxoSmithKline plc	431,546	11,451,772
Great Portland Estates plc (REIT)	12,064	147,480
Hammerson plc (REIT)	22,213	532,648
Hays plc	108,231	294,516
HBOS plc	284,284	5,319,144
Home Retail Group plc	65,588	500,205
HSBC Holdings plc	875,559	16,203,156
ICAP plc	38,169	411,554
IMI plc	25,073	274,195
Imperial Chemical Industries plc	89,558	1,194,695
Imperial Tobacco Group plc	50,757	2,327,252
Inchcape plc	33,260	286,490
Intercontinental Hotels Group plc	21,965	436,146
International Power plc	111,555	1,029,939
Intertek Group plc	11,336	219,642
Invensys plc*	58,264	369,843
Invesco plc	60,010	812,192
Investec plc	31,178	326,605
ITV plc	291,531	611,980
J Sainsbury plc	118,043	1,394,756
Johnson Matthey plc	16,377	558,567
Kelda Group plc	19,903	351,019
Kesa Electricals plc	37,825	213,016
Kingfisher plc	178,823	654,178
Ladbrokes plc	46,900	414,296
Land Securities Group plc (REIT)	36,466	1,254,930
Legal & General Group plc	488,917	1,336,432
Liberty International plc	19,080	445,419
Lloyds TSB Group plc	429,711	4,769,599
LogicaCMG plc	115,762	$358,234
London Stock Exchange Group plc	11,522	387,321
Man Group plc	135,180	1,530,862
Marks & Spencer Group plc	127,138	1,601,064
Meggitt plc	48,641	315,725
Meinl European Land Ltd.*	22,117	315,377
Michael Page International plc	24,792	209,238
Misys plc	36,001	162,784
Mitchells & Butlers plc	29,753	371,944
Mondi plc	94,119	895,438
National Express Group plc	9,297	235,298
National Grid plc	202,926	3,255,063
Next plc	18,116	727,962
Old Mutual plc	391,132	1,282,809
PartyGaming plc*	99,702	56,097
Pearson plc	60,363	935,533
Persimmon plc	20,803	410,306
Premier Farnell plc	27,068	87,641
Prudential plc	185,370	2,850,192
Punch Taverns plc	19,553	394,453
Rank Group plc	28,085	92,945
Reckitt Benckiser plc	45,690	2,684,796
Reed Elsevier plc	95,198	1,203,710
Rentokil Initial plc	137,168	468,397
Resolution plc	51,577	720,218
Reuters Group plc	95,544	1,256,956
Rexam plc	48,989	552,776
Rio Tinto plc	431,149	37,296,503
Rolls-Royce Group plc	135,686	1,450,529
Royal & Sun Alliance Insurance Group	237,355	750,295
Royal Bank of Scotland Group plc	714,145	7,670,989
SABMiller plc	67,886	1,933,416
Sage Group plc	98,976	504,743
Schroders plc	8,035	228,017
Scottish & Newcastle plc	59,851	748,812
Scottish & Southern Energy plc	64,508	1,994,270
Segro plc (REIT)	32,707	334,258
Serco Group plc	35,753	303,575
Severn Trent plc	17,292	498,849
Signet Group plc	122,839	210,487
Smith & Nephew plc	70,605	863,135
Smiths Group plc	28,859	631,196
SSL International plc	13,658	118,763
Stagecoach Group plc	38,170	177,473
Standard Life plc	157,639	930,496
Stolt-Nielsen S.A.	2,600	77,162
Tate & Lyle plc	35,830	295,065
Taylor Wimpey plc	84,937	479,201
Tesco plc	603,618	5,424,748
Thomas Cook Group plc*	35,000	199,434
Tomkins plc	62,363	289,959
Travis Perkins plc	8,463	267,348
Trinity Mirror plc	21,092	177,795
TUI Travel plc*	66,098	340,796
Tullett Prebon plc	12,986	114,647
Unilever plc	101,036	3,193,819
United Business Media plc	18,267	258,817
United Utilities plc	65,680	940,668
Vodafone Group plc	3,988,931	14,404,788
Whitbread plc	14,730	488,831
William Hill plc	25,989	342,171
Wolseley plc	49,344	834,416
WPP Group plc	87,947	1,191,199

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Yell Group plc	59,574	$522,901

		296,478,563

United States (9.4%)
Cooper Industries Ltd., Class A	245,100	12,522,159
GlobalSantaFe Corp.	408,100	31,023,772
Noble Corp.	613,200	30,077,470
Schlumberger Ltd.^	353,800	37,149,010
Transocean, Inc.*	297,400	33,621,080
Weatherford International Ltd.*	496,600	33,361,598

		177,755,089

Total Common Stocks (87.9%) (Cost $1,451,890,233)		1,664,054,946

	Number of Rights

RIGHTS:
Austria (0.0%)
Raiffesen International Bank
Holding AG,expiring 10/3/07*†	2,646	—
Wienerberger AG, expiring 10/8/07*†	5,195	—

		—

Belgium (0.0%)
Fortis, expiring 10/9/07*	94,677	502,217

France (0.0%)
Omega Pharma S.A., expiring 10/3/07*†	1,351	—

Total Rights (0.0%) (Cost $—)		502,217

	Number of Shares

INVESTMENT COMPANIES:
United States (9.6%)
iShares FTSE/Xinhua China 25 Index Fund^	7,990	1,438,200
iShares MSCI Canada Index Fund^	31,230	1,022,158
iShares MSCI EAFE Growth Index Fund^	191,690	15,220,186
iShares MSCI EAFE Index Fund^	586,280	48,420,865
iShares MSCI EAFE Value Index Fund^	162,270	12,686,269
iShares MSCI Emerging Markets Index Fund^	42,550	6,359,098
iShares MSCI Hong Kong Index Fund^	82,110	1,726,773
iShares MSCI Japan Index Fund^	965,830	13,850,002
iShares MSCI Pacific ex-Japan Index Fund^	54,770	9,108,251
iShares MSCI Singapore Index Fund^	127,220	1,885,400
iShares S&P Europe 350 Index Fund^	556,260	66,306,192
iShares S&P Latin America 40 Index Fund^	13,520	3,265,080

Total Investment Companies (9.6%) (Cost $173,455,069)		181,288,474

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
3.57%, 12/27/07 #(p)	$1,050,000	$1,040,916

Short-Term Investments of Cash Collateral for Securities Loaned (10.6%)
Aspen Funding Corp.
5.30%, 10/1/07	5,997,350	5,997,350
Atlantic Asset Securitization LLC
5.30%, 10/1/07	5,997,350	5,997,350
Clipper Receivables Corp.
5.30%, 10/1/07	6,996,908	6,996,908
Deutsche Bank Securities, Inc., Repurchase Agreement
5.10%, 10/1/07 (r)	50,000,000	50,000,000
Lafayette Asset Securitization LLC
5.55%, 10/1/07	2,998,613	2,998,613
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	128,094,339	128,094,339

Total Short-Term Investments of Cash Collateral for Securities Loaned		200,084,560

Time Deposit (2.1%)
JPMorgan Chase Nassau
4.43%, 10/1/07	40,368,906	40,368,906

Total Short-Term Investments (12.8%) (Cost/Amortized Cost $241,494,382)		241,494,382

Total Investments (110.3%) (Cost/Amortized Cost $1,866,839,684)		2,087,340,019
Other Assets Less Liabilities (-10.3%)		(195,417,712)

Net Assets (100%)		$1,891,922,307

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	6.3%
Consumer Staples	6.6
Energy	17.1
Exchange Traded Funds	9.6
Financials	16.4
Health Care	3.7
Industrials	11.1
Information Technology	3.4
Materials	16.6
Telecommunication Services	3.3
Utilities	3.4
Cash and Other	2.5

100.0%

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $5,701,160 or 0.30% of net assets) valued at fair value.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Receipt

CVA — Dutch Certification

PC — Swiss Certification

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

At September 30, 2007 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/07	Unrealized Appreciation
Hang Seng Index	3	October-07	$510,385	$524,489	$14,104
CAC 40 10 Euro	8	December-07	643,584	656,735	13,151
Dow Jones Euro Stock 50 Index	113	December-07	6,933,488	7,107,548	174,060
FTSE 100 Index	39	December-07	5,131,480	5,202,170	70,690
SPI 200	11	December-07	1,557,174	1,612,004	54,830
TOPIX Index	32	December-07	4,276,216	4,524,267	248,051

					$574,886

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks, long-term corporate debt securities, and Investment Companies	$3,144,816,750
Net Proceeds of Sales and Redemptions:
Stocks, long-term corporate debt securities, and Investment Companies	$1,508,731,906

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$256,195,526
Aggregate gross unrealized depreciation	(46,920,653)

Net unrealized appreciation	$209,274,873

Federal income tax cost of investments	$1,878,065,146

At September 30, 2007, the Portfolio had loaned securities with a total value of $195,113,410. This was secured by collateral of $200,084,560 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.9%)
Auto Components (0.1%)
Goodyear Tire & Rubber Co.*	2,900	$88,189
Johnson Controls, Inc.	2,700	318,897

		407,086

Automobiles (0.2%)
Ford Motor Co.*^	28,500	241,965
General Motors Corp.	7,700	282,590
Harley-Davidson, Inc.	3,400	157,114

		681,669

Distributors (0.0%)
Genuine Parts Co.	2,300	115,000

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	1,900	114,285
H&R Block, Inc.	4,500	95,310

		209,595

Hotels, Restaurants & Leisure (1.4%)
Carnival Corp.	5,900	285,737
Darden Restaurants, Inc.	1,900	79,534
Harrah’s Entertainment, Inc.	2,500	217,325
Hilton Hotels Corp.	5,300	246,397
Intercontinental Hotels Group plc (ADR)	78,832	1,565,603
International Game Technology	4,600	198,260
Marriott International, Inc., Class A	4,300	186,921
McDonald’s Corp.	16,200	882,414
Starbucks Corp.*	10,100	264,620
Starwood Hotels & Resorts Worldwide, Inc.	2,900	176,175
Wendy’s International, Inc.	1,200	41,892
Wyndham Worldwide Corp.	2,400	78,624
Yum! Brands, Inc.	7,100	240,193

		4,463,695

Household Durables (0.3%)
Black & Decker Corp.	900	74,970
Centex Corp.	1,700	45,169
D.R. Horton, Inc.	3,800	48,678
Fortune Brands, Inc.	2,100	171,129
Harman International Industries, Inc.	900	77,868
KB Home^	1,100	27,566
Leggett & Platt, Inc.	2,400	45,984
Lennar Corp., Class A	1,900	43,035
Newell Rubbermaid, Inc.	3,800	109,516
Pulte Homes, Inc.	2,900	39,469
Snap-On, Inc.	800	39,632
Stanley Works	1,100	61,743
Whirlpool Corp.	1,100	98,010

		882,769

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	4,200	391,230
IAC/InterActiveCorp*	2,600	77,142

		468,372

Leisure Equipment & Products (0.1%)
Brunswick Corp.	1,200	27,432
Eastman Kodak Co.^	4,000	107,040
Hasbro, Inc.	2,200	61,336
Mattel, Inc.	5,400	126,684

		322,492

Media (1.8%)
CBS Corp., Class B	9,300	292,950
Clear Channel Communications, Inc.	6,800	254,592
Comcast Corp., Class A*	42,000	1,015,560
DIRECTV Group, Inc.*	10,300	250,084
Dow Jones & Co., Inc.	900	53,730
E.W. Scripps Co., Class A	1,200	50,400

Gannett Co., Inc.	3,200	$139,840
Interpublic Group of Cos., Inc.*	6,500	67,470
McGraw-Hill Cos., Inc.	4,600	234,186
Meredith Corp.	500	28,650
New York Times Co., Class A.	2,000	39,520
News Corp., Class A	31,500	692,685
Omnicom Group, Inc.	4,500	216,405
Time Warner, Inc.	50,700	930,852
Tribune Co.	1,077	29,424
Viacom, Inc., Class B*	9,300	362,421
Walt Disney Co.	26,400	907,896

		5,566,665

Multiline Retail (1.5%)
Big Lots, Inc.*	1,400	41,776
Dillard’s, Inc., Class A	800	17,464
Family Dollar Stores, Inc.	2,000	53,120
J.C. Penney Co., Inc.	3,000	190,110
Kohl’s Corp.*	4,300	246,519
Macy’s, Inc.	5,900	190,688
Nordstrom, Inc.	2,700	126,603
Sears Holdings Corp.*^	1,000	127,200
Target Corp.	55,100	3,502,707

		4,496,187

Specialty Retail (0.9%)
Abercrombie & Fitch Co.	1,200	96,840
AutoNation, Inc.*	2,100	37,212
AutoZone, Inc.*	600	69,684
Bed Bath & Beyond, Inc.*	3,700	126,244
Best Buy Co., Inc.	5,400	248,508
Circuit City Stores, Inc.	2,300	18,193
Gap, Inc.	6,800	125,392
Home Depot, Inc.	23,000	746,120
Limited Brands, Inc.	4,400	100,716
Lowe’s Cos., Inc.	20,100	563,202
Office Depot, Inc.*	3,800	78,356
OfficeMax, Inc.	1,000	34,270
RadioShack Corp.	1,900	39,254
Sherwin-Williams Co.	1,500	98,565
Staples, Inc.	9,700	208,453
Tiffany & Co.	1,900	99,465
TJX Cos., Inc.	6,000	174,420

		2,864,894

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.*	5,100	241,077
Jones Apparel Group, Inc.	1,300	27,469
Liz Claiborne, Inc.	1,400	48,062
NIKE, Inc., Class B	5,300	310,898
Polo Ralph Lauren Corp.	800	62,200
VF Corp.	1,200	96,900

		786,606

Total Consumer Discretionary		21,265,030

Consumer Staples (8.8%)
Beverages (2.3%)
Anheuser-Busch Cos., Inc.	10,200	509,898
Brown-Forman Corp., Class B	1,200	89,892
Coca-Cola Co.	80,750	4,640,703
Coca-Cola Enterprises, Inc.	3,900	94,458
Constellation Brands, Inc., Class A*	2,700	65,367
Molson Coors Brewing Co., Class B	900	89,703
Pepsi Bottling Group, Inc.	1,900	70,623
PepsiCo, Inc.	22,000	1,611,720

		7,172,364

Food & Staples Retailing (2.3%)
Costco Wholesale Corp.	6,000	368,220
CVS Caremark Corp.	96,250	3,814,387
Kroger Co.	9,600	273,792
Safeway, Inc.	6,000	198,660

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
SUPERVALU, Inc.	2,900	$113,129
Sysco Corp.	8,300	295,397
Wal-Mart Stores, Inc.	32,600	1,422,990
Walgreen Co.	13,500	637,740
Whole Foods Market, Inc.^	1,900	93,024

		7,217,339

Food Products (0.9%)
Archer-Daniels-Midland Co.	8,700	287,796
Campbell Soup Co.	3,100	114,700
ConAgra Foods, Inc.	6,800	177,684
Dean Foods Co.	1,800	46,044
General Mills, Inc.	4,500	261,045
H.J. Heinz Co.	4,300	198,660
Hershey Co.	2,300	106,743
Kellogg Co.	3,600	201,600
Kraft Foods, Inc., Class A	21,400	738,514
McCormick & Co., Inc. (Non-Voting)	1,800	64,746
Sara Lee Corp.	10,000	166,900
Tyson Foods, Inc., Class A	3,800	67,830
Wm. Wrigley Jr. Co.	3,000	192,690

		2,624,952

Household Products (2.5%)
Clorox Co.	1,900	115,881
Colgate-Palmolive Co.	6,900	492,108
Kimberly-Clark Corp.	5,800	407,508
Procter & Gamble Co.	96,750	6,805,395

		7,820,892

Personal Products (0.1%)
Avon Products, Inc.	5,900	221,427
Estee Lauder Cos., Inc., Class A	1,600	67,936

		289,363

Tobacco (0.7%)
Altria Group, Inc.	28,600	1,988,558
Reynolds American, Inc.	2,300	146,257
UST, Inc.	2,200	109,120

		2,243,935

Total Consumer Staples		27,368,845

Energy (9.4%)
Energy Equipment & Services (1.4%)
Baker Hughes, Inc.	4,300	388,591
BJ Services Co.	4,000	106,200
ENSCO International, Inc.	2,000	112,200
Halliburton Co.	12,100	464,640
Nabors Industries Ltd.*	3,800	116,926
National Oilwell Varco, Inc.*	2,400	346,800
Noble Corp.	3,600	176,580
Rowan Cos., Inc.	1,500	54,870
Schlumberger Ltd.	16,200	1,701,000
Smith International, Inc.	2,700	192,780
Transocean, Inc.*	3,900	440,895
Weatherford International Ltd.*	4,600	309,028

		4,410,510

Oil, Gas & Consumable Fuels (8.0%)
Anadarko Petroleum Corp.	6,300	338,625
Apache Corp.	4,500	405,270
Chesapeake Energy Corp.	5,600	197,456
Chevron Corp.	29,000	2,713,820
ConocoPhillips	22,100	1,939,717
Consol Energy, Inc.	2,500	116,500
Devon Energy Corp.	6,100	507,520
El Paso Corp.	9,500	161,215
EOG Resources, Inc.	3,300	238,689
Exxon Mobil Corp.	75,400	6,979,024
Hess Corp.	58,650	3,901,985
Marathon Oil Corp.	9,300	530,286
Murphy Oil Corp.	2,600	181,714
Occidental Petroleum Corp.	75,300	$4,825,224
Peabody Energy Corp.	3,600	172,332
Spectra Energy Corp.	8,700	212,976
Sunoco, Inc.	1,600	113,248
Tesoro Corp.	1,900	87,438
Valero Energy Corp	7,500	503,850
Williams Cos., Inc.	8,200	279,292
XTO Energy, Inc.	5,200	321,568

		24,727,749

Total Energy		29,138,259

Financials (17.6%)
Capital Markets (3.3%)
American Capital Strategies Ltd.	2,600	111,098
Ameriprise Financial, Inc.	3,200	201,952
Bank of New York Mellon Corp.	15,489	683,684
Bear Stearns Cos., Inc.	1,600	196,496
Charles Schwab Corp.	12,900	278,640
E*TRADE Financial Corp.*	5,900	77,054
Federated Investors, Inc., Class B	1,200	47,640
Franklin Resources, Inc.	2,200	280,500
Goldman Sachs Group, Inc.	5,500	1,192,070
Janus Capital Group, Inc.	2,200	62,216
Legg Mason, Inc.	1,800	151,722
Lehman Brothers Holdings, Inc.	7,200	444,456
Merrill Lynch & Co., Inc.	11,700	833,976
Morgan Stanley	78,200	4,926,600
Northern Trust Corp.	2,600	172,302
State Street Corp.	5,300	361,248
T. Rowe Price Group, Inc.	3,600	200,484

		10,222,138

Commercial Banks (2.1%)
BB&T Corp.	7,500	302,925
Comerica, Inc.	2,100	107,688
Commerce Bancorp, Inc./New Jersey	2,600	100,828
Fifth Third Bancorp	7,300	247,324
First Horizon National Corp.	1,700	45,322
Huntington Bancshares, Inc./Ohio	5,100	86,598
KeyCorp.	5,300	171,349
M&T Bank Corp.	1,000	103,450
Marshall & Ilsley Corp.	3,600	157,572
National City Corp.	8,700	218,283
PNC Financial Services Group, Inc.	4,600	313,260
Regions Financial Corp.	9,700	285,956
SunTrust Banks, Inc.	4,700	355,649
Synovus Financial Corp.	4,500	126,225
U.S. Bancorp	23,500	764,455
Wachovia Corp.	25,900	1,298,885
Wells Fargo & Co.	45,400	1,617,148
Zions Bancorp	1,500	103,005

		6,405,922

Consumer Finance (1.3%)
American Express Co.	16,100	955,857
Capital One Financial Corp.	37,600	2,497,768
Discover Financial Services*	6,550	136,240
SLM Corp.	5,600	278,152

		3,868,017

Diversified Financial Services (5.5%)
Bank of America Corp.	60,300	3,031,281
CIT Group, Inc.	2,600	104,520
Citigroup, Inc.	151,950	7,091,506
CME Group, Inc.	700	411,145
IntercontinentalExchange, Inc.*	900	136,710
JPMorgan Chase & Co.	132,250	6,059,695
Leucadia National Corp.	2,200	106,084
Moody’s Corp.	3,000	151,200

		17,092,141

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Insurance (4.0%)
ACE Ltd.	4,500	$272,565
Aflac, Inc.	6,600	376,464
Allstate Corp.	8,000	457,520
Ambac Financial Group, Inc.	1,400	88,074
American International Group, Inc.	96,650	6,538,373
Aon Corp.	4,000	179,240
Assurant, Inc.	1,300	69,550
Chubb Corp.	5,300	284,292
Cincinnati Financial Corp.	2,300	99,613
Genworth Financial, Inc., Class A	6,000	184,380
Hartford Financial Services Group, Inc.	4,300	397,965
Lincoln National Corp.	3,700	244,089
Loews Corp.	6,000	290,100
Marsh & McLennan Cos., Inc.	7,500	191,250
MBIA, Inc.	1,700	103,785
MetLife, Inc.	10,100	704,273
Principal Financial Group, Inc.	3,600	227,124
Progressive Corp.	9,800	190,218
Prudential Financial, Inc.	6,200	604,996
Safeco Corp.	1,400	85,708
Torchmark Corp.	1,300	81,016
Travelers Cos., Inc.	8,900	448,026
Unum Group	5,000	122,350
XL Capital Ltd., Class A	2,500	198,000

		12,438,971

Real Estate Investment Trusts (REITs) (0.7%)
Apartment Investment & Management Co. (REIT)	1,300	58,669
Archstone-Smith Trust (REIT)	3,000	180,420
AvalonBay Communities, Inc. (REIT)	1,100	129,866
Boston Properties, Inc. (REIT)	1,600	166,240
Developers Diversified Realty Corp. (REIT)	1,700	94,979
Equity Residential (REIT)	3,800	160,968
General Growth Properties, Inc. (REIT)	3,300	176,946
Host Hotels & Resorts, Inc. (REIT)	7,200	161,568
Kimco Realty Corp. (REIT)	3,400	153,714
Plum Creek Timber Co., Inc. (REIT)	2,400	107,424
ProLogis (REIT)	3,500	232,225
Public Storage, Inc. (REIT)	1,700	133,705
Simon Property Group, Inc. (REIT)	3,000	300,000
Vornado Realty Trust (REIT)	1,800	196,830

		2,253,554

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	2,700	75,168

Thrifts & Mortgage Finance (0.7%)
Countrywide Financial Corp.	7,800	148,278
Fannie Mae	13,200	802,692
Freddie Mac	8,800	519,288
Hudson City Bancorp, Inc.	7,300	112,274
MGIC Investment Corp.	1,100	35,541
Sovereign Bancorp, Inc.	5,000	85,200
Washington Mutual, Inc.	11,900	420,189

		2,123,462

Total Financials		54,479,373

Health Care (10.7%)
Biotechnology (0.7%)
Amgen, Inc.*	14,800	837,236
Biogen Idec, Inc.*	3,900	258,687
Celgene Corp.*	5,200	370,812
Genzyme Corp.*	3,600	223,056
Gilead Sciences, Inc.*	12,600	$514,962

		2,204,753

Health Care Equipment & Supplies (1.0%)
Bausch & Lomb, Inc.	800	51,200
Baxter International, Inc.	8,800	495,264
Becton, Dickinson & Co.	3,300	270,765
Boston Scientific Corp.*	18,100	252,495
C.R. Bard, Inc.	1,400	123,466
Covidien Ltd.*	6,800	282,200
Hospira, Inc.*	2,100	87,045
Medtronic, Inc.	15,400	868,714
St. Jude Medical, Inc.*	4,600	202,722
Stryker Corp.	3,200	220,032
Varian Medical Systems, Inc.*	1,700	71,213
Zimmer Holdings, Inc.*	3,200	259,168

		3,184,284

Health Care Providers & Services (1.3%)
Aetna, Inc.	7,000	379,890
AmerisourceBergen Corp.	2,400	108,792
Cardinal Health, Inc.	5,000	312,650
CIGNA Corp.	3,800	202,502
Coventry Health Care, Inc.*	2,100	130,641
Express Scripts, Inc.*	3,500	195,370
Humana, Inc.*	2,300	160,724
Laboratory Corp. of America Holdings*^	1,600	125,168
Manor Care, Inc.	1,000	64,400
McKesson Corp.	4,000	235,160
Medco Health Solutions, Inc.*	3,700	334,443
Patterson Cos., Inc.*	1,900	73,359
Quest Diagnostics, Inc.	2,100	121,317
Tenet Healthcare Corp.*	6,500	21,840
UnitedHealth Group, Inc.	18,000	871,740
WellPoint, Inc.*	8,200	647,144

		3,985,140

Health Care Technology (0.0%)
IMS Health, Inc.	2,700	82,728

Life Sciences Tools & Services (0.2%)
Applera Corp.- Applied Biosystems Group	2,500	86,600
Millipore Corp.*	700	53,060
PerkinElmer, Inc.	1,700	49,657
Thermo Fisher Scientific, Inc.*	5,800	334,776
Waters Corp.*	1,400	93,688

		617,781

Pharmaceuticals (7.5%)
Abbott Laboratories	21,000	1,126,020
Allergan, Inc.	4,200	270,774
Barr Pharmaceuticals, Inc.*	1,500	85,365
Bristol-Myers Squibb Co.	141,750	4,085,235
Eli Lilly & Co.	13,400	762,862
Forest Laboratories, Inc.*	4,300	160,347
Johnson & Johnson	39,400	2,588,580
King Pharmaceuticals, Inc.*	3,400	39,848
Merck & Co., Inc.	94,650	4,892,458
Mylan Laboratories, Inc.	3,400	54,264
Novartis AG (ADR)	94,750	5,207,460
Pfizer, Inc.	94,200	2,301,306
Schering-Plough Corp.	22,000	695,860
Watson Pharmaceuticals, Inc.*	1,400	45,360
Wyeth	18,300	815,265

		23,131,004

Total Health Care		33,205,690

Industrials (10.9%)
Aerospace & Defense (1.7%)
Boeing Co	10,700	1,123,393

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
General Dynamics Corp.	5,500	$464,585
Goodrich Corp.	1,700	115,991
Honeywell International, Inc.	10,200	606,594
L-3 Communications Holdings, Inc.	1,700	173,638
Lockheed Martin Corp.	4,700	509,903
Northrop Grumman Corp.	4,700	366,600
Precision Castparts Corp.	1,900	281,162
Raytheon Co.	5,900	376,538
Rockwell Collins, Inc.	2,300	167,992
United Technologies Corp.	13,500	1,086,480

		5,272,876

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	2,300	124,867
FedEx Corp.	4,200	439,950
United Parcel Service, Inc., Class B	14,300	1,073,930

		1,638,747

Airlines (0.0%)
Southwest Airlines Co.	10,300	152,440

Building Products (0.6%)
American Standard Cos., Inc.	2,500	89,050
Masco Corp.^	71,050	1,646,229

		1,735,279

Commercial Services & Supplies (0.3%)
Allied Waste Industries, Inc.*	4,000	51,000
Avery Dennison Corp.	1,400	79,828
Cintas Corp.	1,800	66,780
Equifax, Inc.	1,900	72,428
Monster Worldwide, Inc.*	1,800	61,308
Pitney Bowes, Inc.	3,000	136,260
R.R. Donnelley & Sons Co.	3,000	109,680
Robert Half International, Inc.	2,200	65,692
Waste Management, Inc.	7,100	267,954

		910,930

Construction & Engineering (0.1%)
Fluor Corp.	1,200	172,776

Electrical Equipment (0.3%)
Cooper Industries Ltd., Class A	2,500	127,725
Emerson Electric Co.	10,800	574,776
Rockwell Automation, Inc.	2,100	145,971

		848,472

Industrial Conglomerates (4.8%)
3M Co.	9,700	907,726
General Electric Co.	243,700	10,089,180
Textron, Inc.	56,900	3,539,749
Tyco International Ltd.	6,800	301,512

		14,838,167

Machinery (1.1%)
Caterpillar, Inc.	8,700	682,341
Cummins, Inc.	1,400	179,046
Danaher Corp.	3,400	281,214
Deere & Co.	3,000	445,260
Dover Corp.	2,800	142,660
Eaton Corp.	2,000	198,080
Illinois Tool Works, Inc.	5,700	339,948
Ingersoll-Rand Co., Ltd., Class A	3,900	212,433
ITT Corp.	2,500	169,825
PACCAR, Inc.	3,400	289,850
Pall Corp.	1,700	66,130
Parker Hannifin Corp.	1,600	178,928
Terex Corp.*	1,400	124,628

		3,310,343

Road & Rail (1.5%)
Burlington Northern Santa Fe Corp.	4,100	332,797
CSX Corp.	6,000	256,380
Norfolk Southern Corp.	68,850	3,574,003
Ryder System, Inc.	800	39,200
Union Pacific Corp.	3,600	$407,016

		4,609,396

Trading Companies & Distributors (0.0%)
W.W. Grainger, Inc.	1,000	91,190

Total Industrials		33,580,616

Information Technology (13.6%)
Communications Equipment (4.0%)
Avaya, Inc.*	6,300	106,848
Ciena Corp.*^	1,200	45,696
Cisco Systems, Inc.*	189,350	6,269,378
Corning, Inc.	21,400	527,510
JDS Uniphase Corp.*.	2,900	43,384
Juniper Networks, Inc.*	7,000	256,270
Motorola, Inc.	213,100	3,948,743
QUALCOMM, Inc.	22,800	963,528
Tellabs, Inc.*	6,100	58,072

		12,219,429

Computers & Peripherals (3.5%)
Apple, Inc.*	11,800	1,811,772
Dell, Inc.*	30,900	852,840
EMC Corp.*	28,500	592,800
Hewlett-Packard Co.	94,300	4,695,197
International Business Machines Corp.	18,500	2,179,300
Lexmark International, Inc., Class A*	1,300	53,989
NCR Corp.*	2,500	124,500
Network Appliance, Inc.*	4,900	131,859
QLogic Corp.*	2,000	26,900
SanDisk Corp.*	3,100	170,810
Sun Microsystems, Inc.*	48,100	269,841

		10,909,808

Electronic Equipment & Instruments (0.2%)
Agilent Technologies, Inc.*	5,300	195,464
Jabil Circuit, Inc.	2,900	66,236
Molex, Inc.	2,000	53,860
Solectron Corp.*	12,600	49,140
Tektronix, Inc.	1,000	27,740
Tyco Electronics Ltd.	6,800	240,924

		633,364

Internet Software & Services (1.0%)
Akamai Technologies, Inc.*	2,300	66,079
eBay, Inc.*	15,500	604,810
Google, Inc., Class A*	3,100	1,758,537
VeriSign, Inc.*	3,300	111,342
Yahoo!, Inc.*	18,300	491,172

		3,031,940

IT Services (0.5%)
Affiliated Computer Services, Inc., Class A*	1,400	70,336
Automatic Data Processing, Inc.	7,200	330,696
Cognizant Technology Solutions Corp., Class A*	2,000	159,540
Computer Sciences Corp.*	2,400	134,160
Convergys Corp.*	1,900	32,984
Electronic Data Systems Corp.	7,000	152,880
Fidelity National Information Services, Inc.	2,300	102,051
Fiserv, Inc.*	2,300	116,978
Paychex, Inc.	4,600	188,600
Unisys Corp.*	4,800	31,776
Western Union Co.	10,500	220,185

		1,540,186

Office Electronics (0.1%)
Xerox Corp.*	12,700	220,218

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (2.4%)
Advanced Micro Devices, Inc.*	7,600	$100,320
Altera Corp.	4,900	117,992
Analog Devices, Inc.	4,200	151,872
Applied Materials, Inc.	18,700	387,090
Broadcom Corp., Class A*	6,400	233,216
Intel Corp.	79,400	2,053,284
KLA-Tencor Corp.	2,600	145,028
Linear Technology Corp.	3,000	104,970
LSI Corp.*	9,900	73,458
MEMC Electronic Materials, Inc.*	3,100	182,466
Microchip Technology, Inc.	3,000	108,960
Micron Technology, Inc.*	10,400	115,440
National Semiconductor Corp.	3,300	89,496
Novellus Systems, Inc.*	1,700	46,342
NVIDIA Corp.*	7,500	271,800
Teradyne, Inc.*	2,600	35,880
Texas Instruments, Inc.	88,000	3,219,920
Xilinx, Inc.	4,100	107,174

		7,544,708

Software (1.9%)
Adobe Systems, Inc.*	8,000	349,280
Autodesk, Inc.*	3,100	154,907
BMC Software, Inc.*	2,700	84,321
CA, Inc.	5,400	138,888
Citrix Systems, Inc.*	2,400	96,768
Compuware Corp.*	4,200	33,684
Electronic Arts, Inc.*	4,200	235,158
Intuit, Inc.*	4,700	142,410
Microsoft Corp.	109,600	3,228,816
Novell, Inc.*	4,800	36,672
Oracle Corp.*	53,500	1,158,275
Symantec Corp.*	12,200	236,436

		5,895,615

Total Information Technology		41,995,268

Materials (4.6%)
Chemicals (2.3%)
Air Products & Chemicals, Inc.	2,900	283,504
Ashland, Inc.	800	48,168
Dow Chemical Co.	12,900	555,474
E.I. du Pont de Nemours & Co.	92,250	4,571,910
Eastman Chemical Co.	1,100	73,403
Ecolab, Inc.	2,400	113,280
Hercules, Inc.	1,600	33,632
International Flavors & Fragrances, Inc.	1,200	63,432
Monsanto Co.	7,400	634,476
PPG Industries, Inc.	2,200	166,210
Praxair, Inc.	4,300	360,168
Rohm & Haas Co.	1,900	105,773
Sigma-Aldrich Corp.	1,800	87,732

		7,097,162

Construction Materials (0.0%)
Vulcan Materials Co.	1,300	115,895

Containers & Packaging (0.2%)
Ball Corp.	1,400	75,250
Bemis Co., Inc.	1,400	40,754
Pactiv Corp.*	1,800	51,588
Sealed Air Corp.	2,200	56,232
Temple-Inland, Inc.	9,700	510,511

		734,335

Metals & Mining (1.4%)
Alcoa, Inc.	12,000	469,440
Allegheny Technologies, Inc.	1,400	153,930
Freeport-McMoRan Copper & Gold, Inc.	5,200	545,428
Newmont Mining Corp.	6,100	$272,853
Nucor Corp.	3,900	231,933
Rio Tinto plc (ADR)^	6,750	2,317,950
United States Steel Corp.	1,600	169,504

		4,161,038

Paper & Forest Products (0.7%)
International Paper Co.	54,850	1,967,470
MeadWestvaco Corp.	2,500	73,825
Weyerhaeuser Co.	2,900	209,670

		2,250,965

Total Materials		14,359,395

Telecommunication Services (4.3%)
Diversified Telecommunication Services (3.2%)
AT&T, Inc.	179,550	7,596,761
CenturyTel, Inc.	1,500	69,330
Citizens Communications Co.	4,700	67,304
Embarq Corp.	2,100	116,760
Qwest Communications International, Inc.*	21,700	198,772
Verizon Communications, Inc.	39,500	1,749,060
Windstream Corp.	6,600	93,192

		9,891,179

Wireless Telecommunication Services (1.1%)
ALLTEL Corp.	4,800	334,464
Sprint Nextel Corp	38,700	735,300
Vodafone Group plc (ADR)	65,200	2,366,760

		3,436,524

Total Telecommunication Services		13,327,703

Utilities (2.0%)
Electric Utilities (1.1%)
Allegheny Energy, Inc.*.	2,300	120,198
American Electric Power Co., Inc.	5,400	248,832
Duke Energy Corp.	17,100	319,599
Edison International	4,400	243,980
Entergy Corp.	2,700	292,383
Exelon Corp.	9,200	693,312
FirstEnergy Corp.	4,100	259,694
FPL Group, Inc.	5,500	334,840
Pinnacle West Capital Corp.	1,400	55,314
PPL Corp.	5,200	240,760
Progress Energy, Inc.	3,500	163,975
Southern Co.	10,300	373,684

		3,346,571

Gas Utilities (0.0%)
Nicor, Inc.	600	25,740
Questar Corp.	2,300	120,819

		146,559

Independent Power Producers & Energy Traders (0.3%)
AES Corp.*	9,200	184,368
Constellation Energy Group, Inc.	2,500	214,475
Dynegy, Inc., Class A*	6,800	62,832
TXU Corp.	6,300	431,361

		893,036

Multi-Utilities (0.6%)
Ameren Corp.^	2,800	147,000
CenterPoint Energy, Inc.	4,400	70,532
CMS Energy Corp.	3,100	52,142
Consolidated Edison, Inc.	3,700	171,310
Dominion Resources, Inc.	4,000	337,200
DTE Energy Co.	2,300	111,412
Integrys Energy Group, Inc.	1,000	51,230
NiSource, Inc.	3,800	72,732
PG&E Corp.	4,800	229,440
Public Service Enterprise Group, Inc.	3,500	307,965
Sempra Energy	3,600	209,232
TECO Energy, Inc.	2,900	47,647

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Xcel Energy, Inc.	5,800	$124,932

		1,932,774

Total Utilities		6,318,940

Total Common Stocks (88.8%) (Cost $262,536,195)		275,039,119

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (9.9%)
iShares Morningstar Large Core Index Fund	47,986	3,907,020
iShares Morningstar Large Growth Index Fund^	34,690	2,515,719
iShares Morningstar Large Value Index Fund	3,907	341,472
iShares NYSE 100 Index Fund	27,822	2,227,986
iShares Russell 1000 Growth Index Fund	39,107	2,414,075
iShares Russell 1000 Index Fund	60,759	5,039,351
iShares Russell 1000 Value Index Fund^	5,966	512,778
iShares S&P 100 Index Fund	26,117	1,867,888
iShares S&P 500 Growth Index Fund	39,356	2,800,573
iShares S&P 500 Index Fund	56,460	8,636,686
iShares S&P 500 Value Index Fund^	5,488	447,052

Total Investment Companies (9.9%) (Cost $30,227,212)		30,710,600

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills 3.57%, 12/27/07 #(p)	$135,000	133,832

Short-Term Investment of Cash Collateral for Securities Loaned (1.4%)
Morgan Stanley, Repurchase Agreement 5.15%, 10/1/07 (r)	$4,252,584	$4,252,584

Time Deposit (0.2%)
JPMorgan Chase Nassau 4.43%, 10/1/07	698,486	698,486

Total Short Term Investments (1.7%) (Cost/Amortized Cost $5,084,902)		5,084,902

Total Investments (100.4%) (Cost/Amortized Cost $297,848,309)		310,834,621
Other Assets Less Liabilities (-0.4%)		(1,189,899)

Net Assets (100%)		$309,644,722

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

At September 30, 2007 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/07	Unrealized Appreciation
S&P 500 Index	36	December-07	$2,766,731	$2,768,400	$1,669

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$265,389,076
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$292,539,167

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,835,203
Aggregate gross unrealized depreciation	(11,810,740)

Net unrealized appreciation	$12,024,463

Federal income tax cost of investments	$298,810,158

At September 30, 2007, the Portfolio had loaned securities with a total value of $4,176,498. This was secured by collateral of $4,252,584 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2007, the Portfolio incurred approximately $1,006 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $731,111 which expires in the year 2011.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.8%)
Auto Components (0.3%)
Autoliv, Inc.	3,200	$191,200
BorgWarner, Inc.	800	73,224
Gentex Corp.	9,600	205,824
Goodyear Tire & Rubber Co.*	14,200	431,822
Johnson Controls, Inc.	10,700	1,263,777
WABCO Holdings, Inc.	4,133	193,218

		2,359,065

Automobiles (0.9%)
Harley-Davidson, Inc.	17,600	813,296
Thor Industries, Inc.	2,100	94,479
Toyota Motor Corp. (ADR)	64,300	7,514,098

		8,421,873

Diversified Consumer Services (0.2%)
Apollo Group, Inc., Class A*	9,900	595,485
Career Education Corp.*	6,400	179,136
H&R Block, Inc.	22,100	468,078
ITT Educational Services, Inc.*	2,800	340,732
Weight Watchers International, Inc.	2,400	138,144

		1,721,575

Hotels, Restaurants & Leisure (5.6%)
Boyd Gaming Corp.	3,800	162,830
Brinker International, Inc.	7,600	208,544
Burger King Holdings, Inc.	4,300	109,607
Carnival Corp.	12,400	600,532
Cheesecake Factory, Inc.*	4,900	115,003
Choice Hotels International, Inc.^	2,500	94,175
Darden Restaurants, Inc.	9,600	401,856
Harrah’s Entertainment, Inc.	7,300	634,589
Hilton Hotels Corp.	26,700	1,241,283
International Game Technology	22,700	978,370
Las Vegas Sands Corp.*	123,076	16,420,800
Marriott International, Inc., Class A	22,500	978,075
McDonald’s Corp.	283,934	15,465,885
MGM MIRAGE*	13,772	1,231,768
Orient-Express Hotels Ltd., Class A	2,700	138,429
Panera Bread Co., Class A*	1,900	77,520
Penn National Gaming, Inc.*	5,000	295,100
Scientific Games Corp., Class A*	4,400	165,440
Starbucks Corp.*	50,700	1,328,340
Starwood Hotels & Resorts Worldwide, Inc.	14,700	893,025
Station Casinos, Inc.	1,800	157,464
Tim Hortons, Inc.	13,000	453,050
Wendy’s International, Inc.	5,900	205,969
Wyndham Worldwide Corp.	900	29,484
Wynn Resorts Ltd.^	58,400	9,201,504
Yum! Brands, Inc.	35,800	1,211,114

		52,799,756

Household Durables (0.3%)
Black & Decker Corp.	2,300	191,590
Centex Corp.	400	10,628
Garmin Ltd.	7,900	943,260
Harman International Industries, Inc.	4,500	389,340
Jarden Corp.*	2,400	74,256
Newell Rubbermaid, Inc.	9,900	285,318
NVR, Inc.*	100	47,025
Pulte Homes, Inc.	5,100	69,411
Stanley Works	1,800	101,034
Whirlpool Corp.	3,900	347,490

		2,459,352

Internet & Catalog Retail (0.3%)
Amazon.com, Inc.*	20,800	1,937,520
IAC/InterActiveCorp*	800	23,736
Liberty Media Corp., Interactive, Class A*	26,700	$512,907
NutriSystem, Inc.*	2,300	107,847

		2,582,010

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	3,600	100,368
Mattel, Inc.	12,100	283,866
Pool Corp.	3,300	82,434

		466,668

Media (2.6%)
Cablevision Systems Corp., Class A*	4,900	171,206
Central European Media Enterprises Ltd.*	2,100	192,591
Clear Channel Communications, Inc.	7,200	269,568
Clear Channel Outdoor Holdings, Inc., Class A*	2,700	68,850
Comcast Corp., Class A*	395,529	9,563,891
CTC Media, Inc.*	3,500	76,860
DIRECTV Group, Inc.*	51,600	1,252,848
Discovery Holding Co., Class A*	10,500	302,925
Dow Jones & Co., Inc.	4,100	244,770
DreamWorks Animation SKG, Inc., Class A*	3,500	116,970
EchoStar Communications Corp., Class A*	14,100	660,021
Getty Images, Inc.*	1,600	44,544
Harte-Hanks, Inc.	2,400	47,232
Interpublic Group of Cos., Inc.*	19,600	203,448
John Wiley & Sons, Inc., Class A	3,400	152,762
Lamar Advertising Co., Class A	5,700	279,129
Liberty Global, Inc., Class A*	13,400	549,668
McGraw-Hill Cos., Inc.	23,500	1,196,385
Meredith Corp.	3,300	189,090
New York Times Co., Class A	2,400	47,424
News Corp., Class A	103,000	2,264,970
Omnicom Group, Inc.	22,600	1,086,834
Regal Entertainment Group, Class A	4,300	94,385
Sirius Satellite Radio, Inc.*^	98,900	345,161
Time Warner Cable, Inc., Class A*	5,800	190,240
Time Warner, Inc.	37,100	681,156
Viacom, Inc., Class B*	41,700	1,625,049
Walt Disney Co.	59,500	2,046,205
Warner Music Group Corp.	1,300	13,130
XM Satellite Radio Holdings, Inc., Class A*	19,200	272,064

		24,249,376

Multiline Retail (0.8%)
Big Lots, Inc.*	7,500	223,800
Dollar Tree Stores, Inc.*	6,600	267,564
Family Dollar Stores, Inc.	10,200	270,912
J.C. Penney Co., Inc.	15,400	975,898
Kohl’s Corp.*	22,000	1,261,260
Nordstrom, Inc.	17,600	825,264
Saks, Inc.	8,200	140,630
Target Corp	58,500	3,718,845

		7,684,173

Specialty Retail (2.4%)
Abercrombie & Fitch Co.	6,000	484,200
Advance Auto Parts, Inc.	7,200	241,632
American Eagle Outfitters, Inc.	12,600	331,506
AnnTaylor Stores Corp.*	3,700	117,179
AutoZone, Inc.*	3,200	371,648
Barnes & Noble, Inc.	300	10,578
Bed Bath & Beyond, Inc.*	19,000	648,280
Best Buy Co., Inc.	27,100	1,247,142
CarMax, Inc.*	14,800	300,884

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Chico’s FAS, Inc.*	11,900	$167,195
Circuit City Stores, Inc.	4,900	38,759
Coldwater Creek, Inc.*	4,100	44,526
Dick’s Sporting Goods, Inc.*	2,800	188,020
GameStop Corp., Class A*	10,800	608,580
Guess?, Inc.	3,700	181,411
Home Depot, Inc.	78,100	2,533,564
Limited Brands, Inc.	24,000	549,360
Lowe’s Cos., Inc.	361,966	10,142,287
O’Reilly Automotive, Inc.*	7,700	257,257
Office Depot, Inc.*	18,600	383,532
OfficeMax, Inc.	2,300	78,821
PetSmart, Inc.	9,200	293,480
RadioShack Corp.	6,400	132,224
Ross Stores, Inc.	9,400	241,016
Sherwin-Williams Co.	7,600	499,396
Staples, Inc.	48,900	1,050,861
Tiffany & Co.	9,300	486,855
TJX Cos., Inc.	31,100	904,077
Tractor Supply Co.*	2,400	110,616
Urban Outfitters, Inc.*^	7,700	167,860
Williams-Sonoma, Inc.^	6,200	202,244

		23,014,990

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.*	25,400	1,200,658
Crocs, Inc.*^	5,500	369,875
Hanesbrands, Inc.*	6,500	182,390
Liz Claiborne, Inc.	500	17,165
NIKE, Inc., Class B	24,400	1,431,304
Phillips-Van Heusen Corp.	3,800	199,424
Polo Ralph Lauren Corp.	4,200	326,550

		3,727,366

Total Consumer Discretionary		129,486,204

Consumer Staples (6.9%)
Beverages (1.7%)
Anheuser-Busch Cos., Inc.	32,700	1,634,673
Brown-Forman Corp., Class B	3,700	277,167
Coca-Cola Co.	104,300	5,994,121
Hansen Natural Corp.*	4,700	266,396
Pepsi Bottling Group, Inc.	2,400	89,208
PepsiCo, Inc.	111,400	8,161,164

		16,422,729

Food & Staples Retailing (2.8%)
Costco Wholesale Corp.	26,491	1,625,753
CVS Caremark Corp.	329,700	13,066,011
Kroger Co.	30,900	881,268
Sysco Corp.	42,300	1,505,457
Wal-Mart Stores, Inc.	121,000	5,281,650
Walgreen Co.	68,200	3,221,768
Whole Foods Market, Inc.^	9,600	470,016

		26,051,923

Food Products (0.4%)
Campbell Soup Co.	8,900	329,300
Dean Foods Co.	600	15,348
General Mills, Inc.	1,900	110,219
H.J. Heinz Co.	12,200	563,640
Hershey Co.	8,100	375,921
Kellogg Co	10,900	610,400
McCormick & Co., Inc. (Non-Voting)	5,900	212,223
Sara Lee Corp.	26,300	438,947
Wm. Wrigley Jr. Co.	14,400	924,912

		3,580,910

Household Products (1.1%)
Church & Dwight Co., Inc.	4,200	197,568
Clorox Co.	9,300	567,207
Colgate-Palmolive Co.	32,300	2,303,636
Energizer Holdings, Inc.*	2,800	$310,380
Kimberly-Clark Corp.	13,600	955,536
Procter & Gamble Co.	85,300	6,000,002

		10,334,329

Personal Products (0.2%)
Alberto-Culver Co.	1,000	24,790
Avon Products, Inc.	27,700	1,039,581
Bare Escentuals, Inc.*	2,600	64,662
Estee Lauder Cos., Inc., Class A	7,400	314,204
Herbalife Ltd.	3,400	154,564
NBTY, Inc.*	3,700	150,220

		1,748,021

Tobacco (0.7%)
Altria Group, Inc.	82,100	5,708,413
Loews Corp.- Carolina Group	4,400	361,812
UST, Inc.	6,000	297,600

		6,367,825

Total Consumer Staples		64,505,737

Energy (8.3%)
Energy Equipment & Services (5.7%)
Baker Hughes, Inc.	21,900	1,979,103
BJ Services Co.	20,100	533,655
Cameron International Corp.*	7,500	692,175
Diamond Offshore Drilling, Inc.	4,700	532,463
Dresser-Rand Group, Inc.*	5,800	247,718
ENSCO International, Inc.	9,500	532,950
FMC Technologies, Inc.*	8,900	513,174
Global Industries Ltd.*	6,200	159,712
GlobalSantaFe Corp.	15,600	1,185,912
Grant Prideco, Inc.*	8,700	474,324
Halliburton Co.	62,500	2,400,000
Nabors Industries Ltd.*	17,000	523,090
National Oilwell Varco, Inc.*	12,100	1,748,450
Noble Corp.	18,300	897,615
Oceaneering International, Inc.*	3,700	280,460
Pride International, Inc.*	8,300	303,365
Rowan Cos., Inc.	5,300	193,874
Schlumberger Ltd.	256,114	26,891,970
Smith International, Inc.	13,700	978,180
Superior Energy Services, Inc.*	5,500	194,920
TETRA Technologies, Inc.*	4,900	103,586
Tidewater, Inc.	2,500	157,100
Transocean, Inc.*	89,099	10,072,642
Unit Corp.*	2,500	121,000
Weatherford International Ltd.*	23,100	1,551,858

		53,269,296

Oil, Gas & Consumable Fuels (2.6%)
Arch Coal, Inc.	9,800	330,652
Cabot Oil & Gas Corp.	6,600	232,056
Cheniere Energy, Inc.*^	3,400	133,178
Chesapeake Energy Corp.	18,400	648,784
CNX Gas Corp.*	1,900	54,663
Consol Energy, Inc.	12,500	582,500
Continental Resources, Inc.*	900	16,326
Denbury Resources, Inc.*	8,200	366,458
Exxon Mobil Corp.	78,600	7,275,216
Foundation Coal Holdings, Inc.	3,100	121,520
Frontier Oil Corp.	3,800	158,232
Frontline Ltd.	3,300	159,324
Helix Energy Solutions Group, Inc.*	4,900	208,054
Holly Corp.	3,100	185,473
Massey Energy Co.	5,500	120,010
Noble Energy, Inc.	1,700	119,068
Peabody Energy Corp.	18,100	866,447
Petroleo Brasileiro S.A. (ADR)	85,103	6,425,277
Quicksilver Resources, Inc.*^	3,400	159,970
Range Resources Corp.	10,000	406,600

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Southwestern Energy Co.*	11,500	$481,275
Sunoco, Inc.	8,300	587,474
Tesoro Corp.	9,300	427,986
Valero Energy Corp.	29,600	1,988,528
W&T Offshore, Inc.	1,200	29,256
Western Refining, Inc.	1,000	40,580
Williams Cos., Inc.	34,300	1,168,258
XTO Energy, Inc.	25,200	1,558,368

		24,851,533

Total Energy		78,120,829

Financials (6.4%)
Capital Markets (3.3%)
A.G. Edwards, Inc.	4,500	376,875
Affiliated Managers Group, Inc.*	2,000	255,020
Bank of New York Mellon Corp.	26,900	1,187,366
BlackRock, Inc.	2,500	433,525
Charles Schwab Corp.	69,300	1,496,880
E*TRADE Financial Corp.*	10,900	142,354
Eaton Vance Corp.	7,412	296,184
Federated Investors, Inc., Class B	5,900	234,230
Franklin Resources, Inc.	11,300	1,440,750
Goldman Sachs Group, Inc.	85,226	18,471,883
Investment Technology Group, Inc.*	3,000	128,940
Janus Capital Group, Inc.	9,600	271,488
Lazard Ltd., Class A	3,500	148,400
Legg Mason, Inc.	3,700	311,873
Merrill Lynch & Co., Inc.	14,800	1,054,944
Morgan Stanley	4,100	258,300
Northern Trust Corp.	12,700	841,629
Nuveen Investments, Inc., Class A	5,400	334,476
SEI Investments Co.	8,800	240,064
State Street Corp.	21,977	1,497,952
T. Rowe Price Group, Inc.	18,200	1,013,558
TD Ameritrade Holding Corp.*	16,800	306,096

		30,742,787

Commercial Banks (0.6%)
Bank of Hawaii Corp.	1,100	58,135
Commerce Bancorp, Inc./New Jersey	3,700	143,486
Synovus Financial Corp.	7,100	199,155
Wells Fargo & Co.	146,975	5,235,250

		5,636,026

Consumer Finance (0.6%)
American Express Co.	70,800	4,203,396
AmeriCredit Corp.*	500	8,790
Discover Financial Services*	2,000	41,600
First Marblehead Corp.^	4,100	155,513
SLM Corp.	28,100	1,395,727

		5,805,026

Diversified Financial Services (0.7%)
CME Group, Inc.	3,712	2,180,243
IntercontinentalExchange, Inc.*	4,800	729,120
Moody’s Corp.	15,500	781,200
NASDAQ Stock Market, Inc.*	6,100	229,848
Nymex Holdings, Inc.	6,300	820,134
NYSE Euronext, Inc.	18,000	1,425,060

		6,165,605

Insurance (0.4%)
ACE Ltd.	1,200	72,684
Aflac, Inc.	30,600	1,745,424
American International Group, Inc.	10,700	723,855
Arthur J. Gallagher & Co.	1,300	37,661
Brown & Brown, Inc.	7,600	199,880
CNA Financial Corp.	200	7,864
Erie Indemnity Co., Class A	700	42,791
Hanover Insurance Group, Inc.	200	8,838
HCC Insurance Holdings, Inc.	3,300	94,512
PartnerReinsurance Ltd.	900	$71,091
Philadelphia Consolidated Holding Corp.*	2,900	119,886
Principal Financial Group, Inc.	1,000	63,090
Prudential Financial, Inc.	7,600	741,608
Transatlantic Holdings, Inc.	700	49,231
W.R. Berkley Corp.	3,100	91,853
XL Capital Ltd., Class A	1,500	118,800

		4,189,068

Real Estate Investment Trusts (REITs) (0.5%)
Apartment Investment & Management Co. (REIT)	400	18,052
CapitalSource, Inc. (REIT)	5,000	101,200
Duke Realty Corp. (REIT)	6,800	229,908
Essex Property Trust, Inc. (REIT)	800	94,056
Federal Realty Investment Trust (REIT)	2,000	177,200
General Growth Properties, Inc. (REIT)	8,200	439,684
Health Care REIT, Inc. (REIT)	700	30,968
Kilroy Realty Corp. (REIT)	2,200	133,386
Macerich Co. (REIT)	4,900	429,142
Plum Creek Timber Co., Inc. (REIT)	900	40,284
ProLogis (REIT)	15,400	1,021,790
Public Storage, Inc. (REIT)	700	55,055
Rayonier, Inc.(REIT)	300	14,412
Simon Property Group, Inc. (REIT)	8,300	830,000
Taubman Centers, Inc. (REIT)	2,000	109,500
UDR, Inc. (REIT)^	9,200	223,744
Ventas, Inc. (REIT)	9,000	372,600
Weingarten Realty Investors (REIT)	5,200	215,592

		4,536,573

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	13,400	373,056
Forest City Enterprises, Inc., Class A	4,900	270,284
Jones Lang LaSalle, Inc.^	2,500	256,900
St. Joe Co.^	5,000	168,050

		1,068,290

Thrifts & Mortgage Finance (0.2%)
Capitol Federal Financial^	1,000	34,200
Freddie Mac	17,700	1,044,477
Hudson City Bancorp, Inc.	14,700	226,086
People’s United Financial, Inc.	10,200	176,256
TFS Financial Corp.*	1,300	16,822

		1,497,841

Total Financials		59,641,216

Health Care (11.7%)
Biotechnology (2.4%)
Amgen, Inc.*	53,100	3,003,867
Amylin Pharmaceuticals, Inc.*^	9,000	450,000
Biogen Idec, Inc.*	4,400	291,852
Celgene Corp.*	26,000	1,854,060
Cephalon, Inc.*	4,500	328,770
Genentech, Inc.*	152,253	11,878,779
Genzyme Corp.*	18,100	1,121,476
Gilead Sciences, Inc.*	63,900	2,611,593
ImClone Systems, Inc.*	4,000	165,360
Millennium Pharmaceuticals, Inc.*	11,900	120,785
PDL BioPharma, Inc.*	7,900	170,719
Vertex Pharmaceuticals, Inc.*	8,900	341,849

		22,339,110

Health Care Equipment & Supplies (1.8%)
Advanced Medical Optics, Inc.*	4,100	125,419

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Bausch & Lomb, Inc.	800	$51,200
Baxter International, Inc.	44,600	2,510,088
Beckman Coulter, Inc.	3,400	250,784
Becton, Dickinson & Co.	16,800	1,378,440
C.R. Bard, Inc.	7,100	626,149
Cooper Cos., Inc.	1,200	62,904
Cytyc Corp.*	7,800	371,670
Dade Behring Holdings, Inc.	5,600	427,560
Dentsply International, Inc.	10,300	428,892
Edwards Lifesciences Corp.*^	3,900	192,309
Gen-Probe, Inc.*	3,600	239,688
Hillenbrand Industries, Inc.	700	38,514
Hospira, Inc.*	10,600	439,370
Idexx Laboratories, Inc.*	2,100	230,139
Intuitive Surgical, Inc.*	2,600	598,000
Kinetic Concepts, Inc.*	3,000	168,840
Medtronic, Inc.	78,600	4,433,826
ResMed, Inc.*	5,300	227,211
Respironics, Inc.*	5,000	240,150
St. Jude Medical, Inc.*	23,100	1,018,017
Stryker Corp.	20,800	1,430,208
Varian Medical Systems, Inc.*	8,600	360,254
Zimmer Holdings, Inc.*	16,200	1,312,038

		17,161,670

Health Care Providers & Services (3.8%)
Aetna, Inc.	28,300	1,535,841
AmerisourceBergen Corp.	5,900	267,447
Brookdale Senior Living, Inc.^	600	23,886
Cardinal Health, Inc.	25,700	1,607,021
CIGNA Corp.	19,700	1,049,813
Community Health Systems, Inc.*	600	18,864
Coventry Health Care, Inc.*	10,000	622,100
DaVita, Inc.*	7,200	454,896
Express Scripts, Inc.*	15,600	870,792
Health Net, Inc.*	7,700	416,185
Henry Schein, Inc.*	6,100	371,124
Humana, Inc.*	11,500	803,620
Laboratory Corp. of America Holdings*	8,000	625,840
Lincare Holdings, Inc.*	5,700	208,905
Manor Care, Inc.	5,000	322,000
McKesson Corp.	18,700	1,099,373
Medco Health Solutions, Inc.*	19,200	1,735,488
Omnicare, Inc.	1,000	33,130
Patterson Cos., Inc.*	9,400	362,934
Pediatrix Medical Group, Inc.*	3,300	215,886
Quest Diagnostics, Inc.	9,900	571,923
Sierra Health Services, Inc.*	3,800	160,322
Tenet Healthcare Corp.*.	24,600	82,656
UnitedHealth Group, Inc.	412,993	20,001,251
Universal Health Services, Inc., Class B	900	48,978
VCA Antech, Inc.*	5,700	237,975
WellCare Health Plans, Inc.*	2,800	295,204
WellPoint, Inc.*	18,900	1,491,588

		35,535,042

Health Care Technology (0.1%)
Cerner Corp.*	4,500	269,145
HLTH Corp.*	12,300	174,291
IMS Health, Inc.	12,000	367,680

		811,116

Life Sciences Tools & Services (0.3%)
Applera Corp.- Applied Biosystems Group	2,200	76,208
Charles River Laboratories International, Inc.*	1,600	89,840
Covance, Inc.*	4,300	334,970
Invitrogen Corp.*	1,200	$98,076
Millipore Corp.*	3,700	280,460
PerkinElmer, Inc.	2,000	58,420
Pharmaceutical Product Development, Inc.	7,000	248,080
Techne Corp.*	2,700	170,316
Thermo Fisher Scientific, Inc.*	14,300	825,396
Waters Corp.*	6,900	461,748

		2,643,514

Pharmaceuticals (3.3%)
Abbott Laboratories	105,300	5,646,186
Abraxis BioScience, Inc.*^	1,700	38,811
Allergan, Inc.	20,900	1,347,423
Barr Pharmaceuticals, Inc.*	7,500	426,825
Bristol-Myers Squibb Co.	134,600	3,879,172
Eli Lilly & Co.	33,200	1,890,076
Endo Pharmaceuticals Holdings, Inc.*	9,000	279,090
Forest Laboratories, Inc.*	21,900	816,651
Johnson & Johnson	74,300	4,881,510
Merck & Co., Inc.	122,400	6,326,856
Mylan Laboratories, Inc.	16,800	268,128
Schering-Plough Corp.	101,900	3,223,097
Sepracor, Inc.*	7,200	198,000
Warner Chilcott Ltd., Class A*^	6,100	108,397
Watson Pharmaceuticals, Inc.*	4,000	129,600
Wyeth	48,400	2,156,220

		31,616,042

Total Health Care		110,106,494

Industrials (10.6%)
Aerospace & Defense (3.2%)
Alliant Techsystems, Inc.*	2,000	218,600
BE Aerospace, Inc.*	6,200	257,486
Boeing Co.	136,500	14,331,135
DRS Technologies, Inc.	200	11,024
General Dynamics Corp.	24,223	2,046,117
Goodrich Corp.	8,600	586,778
Honeywell International, Inc.	45,600	2,711,832
L-3 Communications Holdings, Inc.	2,900	296,206
Lockheed Martin Corp.	28,688	3,112,361
Northrop Grumman Corp.	1,500	117,000
Precision Castparts Corp.	9,400	1,391,012
Raytheon Co.	15,700	1,001,974
Rockwell Collins, Inc	11,400	832,656
Spirit Aerosystems Holdings, Inc., Class A*	3,900	151,866
United Technologies Corp.	41,500	3,339,920

		30,405,967

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	11,600	629,764
Expeditors International of Washington, Inc.	14,600	690,580
FedEx Corp.	17,700	1,854,075
United Parcel Service, Inc., Class B	45,900	3,447,090
UTi Worldwide, Inc.	6,700	153,966

		6,775,475

Airlines (0.2%)
AMR Corp.*^	16,500	367,785
Continental Airlines, Inc., Class B*	6,600	217,998
Copa Holdings S.A., Class A	1,200	48,060
Delta Air Lines, Inc.*	16,200	290,790
Northwest Airlines Corp.*	11,800	210,040
Southwest Airlines Co.	11,100	164,280
UAL Corp.*	4,700	218,691

		1,517,644

Building Products (0.1%)
American Standard Cos., Inc.	12,200	434,564

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Lennox International, Inc.	500	$16,900
Masco Corp.	1,500	34,755

		486,219

Commercial Services & Supplies (0.6%)
Allied Waste Industries, Inc.*	2,900	36,975
Avery Dennison Corp.	6,200	353,524
Brink’s Co.	3,000	167,640
ChoicePoint, Inc.*	5,100	193,392
Cintas Corp.	7,000	259,700
Copart, Inc.*	4,300	147,877
Corporate Executive Board Co.	2,600	193,024
Corrections Corp. of America*	8,300	217,211
Covanta Holding Corp.*	8,100	198,531
Dun & Bradstreet Corp.	4,100	404,301
Equifax, Inc.	9,800	373,576
HNI Corp.	3,200	115,200
Manpower, Inc.	5,800	373,230
Monster Worldwide, Inc.*	8,500	289,510
Pitney Bowes, Inc.	12,300	558,666
Republic Services, Inc.	10,100	330,371
Robert Half International, Inc.	10,100	301,586
Steelcase, Inc., Class A	4,400	79,112
Stericycle, Inc.*	6,000	342,960
Waste Management, Inc.	19,900	751,026

		5,687,412

Construction & Engineering (0.3%)
Fluor Corp.	6,000	863,880
Foster Wheeler Ltd.*	4,800	630,144
Jacobs Engineering Group, Inc.*	8,200	619,756
Quanta Services, Inc.*	11,100	293,595
Shaw Group, Inc.*	5,100	296,310
URS Corp.*	900	50,805

		2,754,490

Electrical Equipment (0.5%)
Ametek, Inc.	7,200	311,184
Cooper Industries Ltd., Class A	4,000	204,360
Emerson Electric Co.	45,200	2,405,544
First Solar, Inc.*	2,400	282,576
General Cable Corp.*	3,600	241,632
Hubbell, Inc., Class B	1,400	79,968
Rockwell Automation, Inc.	10,800	750,708
Roper Industries, Inc.	6,000	393,000
SunPower Corp., Class A*	1,700	140,794
Thomas & Betts Corp.*	4,000	234,560

		5,044,326

Industrial Conglomerates (2.3%)
3M Co.	46,100	4,314,038
Carlisle Cos., Inc.	1,200	58,320
General Electric Co.	78,100	3,233,340
McDermott International, Inc.*	233,600	12,633,088
Textron, Inc.	17,000	1,057,570

		21,296,356

Machinery (1.4%)
AGCO Corp.*	4,100	208,157
Caterpillar, Inc.	43,800	3,435,234
Cummins, Inc.	7,100	908,019
Danaher Corp.	16,800	1,389,528
Deere & Co.	900	133,578
Donaldson Co., Inc.	5,400	225,504
Dover Corp.	4,500	229,275
Eaton Corp.	1,200	118,848
Flowserve Corp.	3,500	266,630
Graco, Inc.	4,500	175,995
Harsco Corp.	5,800	343,766
IDEX Corp.	5,500	200,145
Illinois Tool Works, Inc.	25,300	1,508,892
Ingersoll-Rand Co., Ltd., Class A	1,300	70,811
ITT Corp.	1,600	$108,688
Joy Global, Inc.	7,400	376,364
Kennametal, Inc.	1,500	125,970
Lincoln Electric Holdings, Inc.	2,000	155,220
Manitowoc Co., Inc.	8,400	371,952
Oshkosh Truck Corp.	5,100	316,047
PACCAR, Inc.	17,000	1,449,250
Pall Corp.	7,600	295,640
Terex Corp.*	7,100	632,042
Toro Co.	2,800	164,724
Trinity Industries, Inc.	4,700	176,438

		13,386,717

Marine (0.0%)
Kirby Corp.*	3,600	158,904

Road & Rail (1.2%)
Avis Budget Group, Inc.*	2,500	57,225
Burlington Northern Santa Fe Corp.	23,000	1,866,910
Con-way, Inc.	2,400	110,400
CSX Corp.	5,100	217,923
Hertz Global Holdings, Inc.*	14,100	320,352
JB Hunt Transport Services, Inc.^	6,600	173,580
Kansas City Southern, Inc.*^	3,100	99,727
Landstar System, Inc.	3,800	159,486
Norfolk Southern Corp.	13,700	711,167
Union Pacific Corp.	67,240	7,602,154

		11,318,924

Trading Companies & Distributors (0.1%)
Aircastle Ltd.^	1,700	56,814
Fastenal Co.	8,600	390,526
GATX Corp.	1,300	55,575
MSC Industrial Direct Co.	3,200	161,888
W.W. Grainger, Inc.	4,100	373,879
WESCO International, Inc.*	3,100	133,114

		1,171,796

Total Industrials		100,004,230

Information Technology (22.1%)
Communications Equipment (4.0%)
Avaya, Inc.*	7,900	133,984
Ciena Corp.*^	5,800	220,864
Cisco Systems, Inc.*	833,694	27,603,608
CommScope, Inc.*^	4,200	211,008
Corning, Inc.	107,600	2,652,340
F5 Networks, Inc.*	5,600	208,264
Harris Corp.	9,200	531,668
JDS Uniphase Corp.*	7,600	113,696
Juniper Networks, Inc.*	27,200	995,792
QUALCOMM, Inc.	114,000	4,817,640
Riverbed Technology, Inc.*	1,300	52,507

		37,541,371

Computers & Peripherals (5.9%)
Apple, Inc.*	149,665	22,979,564
Brocade Communications Systems, Inc.*	26,900	230,264
Dell, Inc.*	155,400	4,289,040
Diebold, Inc.	4,400	199,848
EMC Corp.*	143,500	2,984,800
Hewlett-Packard Co.	268,277	13,357,512
International Business Machines Corp.	74,400	8,764,320
Lexmark International, Inc., Class A*	3,500	145,355
NCR Corp.*	1,500	74,700
Network Appliance, Inc.*	25,400	683,514
QLogic Corp.*	9,200	123,740
SanDisk Corp.*	9,300	512,430
Seagate Technology	14,100	360,678

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Sun Microsystems, Inc.*	61,600	$345,576
Western Digital Corp.*	4,500	113,940

		55,165,281

Electronic Equipment & Instruments (0.4%)
Agilent Technologies, Inc.*	27,600	1,017,888
Amphenol Corp., Class A	12,100	481,096
Arrow Electronics, Inc.*	4,600	195,592
Avnet, Inc.*	5,900	235,174
AVX Corp.	700	11,270
CDW Corp.*	4,000	348,800
Dolby Laboratories, Inc., Class A*	2,700	94,014
Jabil Circuit, Inc.	7,800	178,152
Mettler-Toledo International, Inc.*	2,600	265,200
Molex, Inc.	5,300	142,729
National Instruments Corp.	3,900	133,887
Sanmina-SCI Corp.*	7,900	16,748
Solectron Corp.*	18,700	72,930
Tektronix, Inc.	1,100	30,514
Trimble Navigation Ltd.*	8,100	317,601
Vishay Intertechnology, Inc.*	2,100	27,363

		3,568,958

Internet Software & Services (2.6%)
Akamai Technologies, Inc.*	11,200	321,776
eBay, Inc.*	78,200	3,051,364
Google, Inc., Class A*	31,846	18,065,280
VeriSign, Inc.*	16,600	560,084
WebMD Health Corp., Class A*^	500	26,050
Yahoo!, Inc.*	82,700	2,219,668

		24,244,222

IT Services (2.1%)
Accenture Ltd., Class A	40,600	1,634,150
Acxiom Corp.	4,300	85,097
Affiliated Computer Services, Inc., Class A*	2,600	130,624
Alliance Data Systems Corp.*	5,400	418,176
Automatic Data Processing, Inc.	37,800	1,736,154
Broadridge Financial Solutions, Inc.	9,400	178,130
Ceridian Corp.*	8,800	305,712
CheckFree Corp.*	4,300	200,122
Cognizant Technology Solutions Corp., Class A*	9,800	781,746
DST Systems, Inc.*	3,700	317,497
Electronic Data Systems Corp.	20,000	436,800
Fidelity National Information Services, Inc.	11,000	488,070
Fiserv, Inc.*	11,500	584,890
Global Payments, Inc.	5,500	243,210
Hewitt Associates, Inc., Class A*^	4,000	140,200
Iron Mountain, Inc.*	12,000	365,760
Mastercard, Inc., Class A^	63,400	9,381,298
MoneyGram International, Inc.	5,600	126,504
Paychex, Inc.	23,200	951,200
Total System Services, Inc.^	2,500	69,450
VeriFone Holdings, Inc.*	4,200	186,186
Western Union Co.	49,800	1,044,306

		19,805,282

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	4,700	171,503

Semiconductor Equipment (0.0%)
Rambus, Inc.*	5,500	105,105

Semiconductors & Semiconductor Equipment (3.7%)
Advanced Micro Devices, Inc.*^	15,100	199,320
Altera Corp.	24,300	585,144
Analog Devices, Inc.	22,400	809,984
Applied Materials, Inc.	94,500	$1,956,150
Broadcom Corp., Class A*	32,000	1,166,080
Cree, Inc.*^	1,400	43,540
Cypress Semiconductor Corp.*	10,200	297,942
Fairchild Semiconductor International, Inc.*	3,400	63,512
Integrated Device Technology, Inc.*	4,500	69,660
Intel Corp.	712,317	18,420,518
International Rectifier Corp.*	1,100	36,289
Intersil Corp., Class A	5,000	167,150
KLA-Tencor Corp.	13,100	730,718
Lam Research Corp.*	9,000	479,340
Linear Technology Corp.	17,000	594,830
LSI Corp.*	30,600	227,052
Marvell Technology Group Ltd.*	32,300	528,751
Maxim Integrated Products, Inc.	21,900	642,765
MEMC Electronic Materials, Inc.*	15,300	900,558
Microchip Technology, Inc.	14,800	537,536
Micron Technology, Inc.*	16,700	185,370
National Semiconductor Corp.	21,000	569,520
Novellus Systems, Inc.*	5,600	152,656
NVIDIA Corp.*	37,250	1,349,940
Silicon Laboratories, Inc.*	3,700	154,512
Teradyne, Inc.*	6,400	88,320
Texas Instruments, Inc.	98,100	3,589,479
Varian Semiconductor Equipment Associates, Inc.*	6,000	321,120
Xilinx, Inc.	20,400	533,256

		35,401,012

Software (3.4%)
Activision, Inc.*	19,200	414,528
Adobe Systems, Inc.*	40,200	1,755,132
Amdocs Ltd.*	13,400	498,346
Autodesk, Inc.*	15,800	789,526
BEA Systems, Inc.*	26,500	367,555
BMC Software, Inc.*	13,600	424,728
CA, Inc.	17,600	452,672
Cadence Design Systems, Inc.*	5,200	115,388
Citrix Systems, Inc.*	12,400	499,968
Compuware Corp.*	16,400	131,528
Electronic Arts, Inc.*	21,300	1,192,587
FactSet Research Systems, Inc.	2,900	198,795
Fair Isaac Corp.	400	14,444
Intuit, Inc.*	23,000	696,900
McAfee, Inc.*	10,800	376,596
Microsoft Corp.	561,400	16,538,844
NAVTEQ Corp.*	6,700	522,399
Novell, Inc.*	2,900	22,156
Oracle Corp.*	263,700	5,709,105
Red Hat, Inc.*	13,100	260,297
Salesforce.com, Inc.*	6,500	333,580
Symantec Corp.*	8,800	170,544
Synopsys, Inc.*	9,800	265,384

		31,751,002

Total Information Technology		207,753,736

Materials (4.6%)
Chemicals (3.1%)
Air Products & Chemicals, Inc.	107,500	10,509,200
Airgas, Inc.	5,000	258,150
Albemarle Corp.	5,400	238,680
Cabot Corp.	3,300	117,249
Celanese Corp., Class A.	5,800	226,084
Chemtura Corp.	1,000	8,890
E.I. du Pont de Nemours & Co.	10,000	495,600
Ecolab, Inc.	12,000	566,400
International Flavors & Fragrances, Inc.	4,500	237,870

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Lubrizol Corp.	1,200	$78,072
Monsanto Co.	37,200	3,189,528
Mosaic Co.*	4,500	240,840
Nalco Holding Co.	9,800	290,570
Praxair, Inc.	138,200	11,575,632
Rohm & Haas Co.	5,600	311,752
RPM International, Inc.	7,000	167,650
Scotts Miracle-Gro Co., Class A	600	25,650
Sigma-Aldrich Corp.	2,700	131,598
Valspar Corp.	800	21,768

		28,691,183

Construction Materials (0.1%)
Eagle Materials, Inc.	3,200	114,368
Florida Rock Industries, Inc.	3,300	206,217
Martin Marietta Materials, Inc.^	2,900	387,295
Vulcan Materials Co.	6,500	579,475

		1,287,355

Containers & Packaging (0.2%)
Ball Corp.	7,000	376,250
Crown Holdings, Inc.*	11,100	252,636
Owens-Illinois, Inc.*	9,800	406,210
Packaging Corp. of America	6,300	183,141
Pactiv Corp.*	8,800	252,208
Sealed Air Corp.	1,500	38,340

		1,508,785

Metals & Mining (1.2%)
AK Steel Holding Corp.*	7,500	329,625
Allegheny Technologies, Inc.	7,000	769,650
Carpenter Technology Corp.	1,000	130,010
Cleveland-Cliffs, Inc.	2,800	246,316
Freeport-McMoRan Copper & Gold, Inc.^	77,518	8,130,863
Newmont Mining Corp.	12,100	541,233
Nucor Corp.	4,600	273,562
Reliance Steel & Aluminum Co.	500	28,270
Southern Copper Corp.	5,000	619,150
Steel Dynamics, Inc.	2,100	98,070
Titanium Metals Corp.*^	4,600	154,376

		11,321,125

Paper & Forest Products (0.0%)
Domtar Corp.*	15,600	127,920

Total Materials		42,936,368

Telecommunication Services (3.1%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	260,197	11,008,935
Citizens Communications Co.	4,000	57,280
Level 3 Communications, Inc.*	104,600	486,390
NeuStar, Inc., Class A*^	5,100	174,879
Windstream Corp.	17,700	249,924

		11,977,408

Wireless Telecommunication Services (1.8%)
American Tower Corp., Class A*	28,600	1,245,244
China Mobile Ltd. (ADR)	164,200	13,470,968
Crown Castle International Corp.*	13,000	528,190
Leap Wireless International, Inc.*	3,500	284,795
MetroPCS Communications, Inc.*	3,900	106,392
NII Holdings, Inc.*	11,800	969,370
SBA Communications Corp., Class A*	7,000	246,960
Telephone & Data Systems, Inc.	3,100	206,925
U.S. Cellular Corp.*	400	39,280

		17,098,124

Total Telecommunication Services		29,075,532

Utilities (0.9%)
Electric Utilities (0.3%)
Allegheny Energy, Inc.*	11,300	$590,538
DPL, Inc.	4,100	107,666
Exelon Corp.	20,800	1,567,488
PPL Corp.	19,700	912,110
Sierra Pacific Resources	2,200	34,606

		3,212,408

Gas Utilities (0.1%)
Equitable Resources, Inc.	6,300	326,781
Questar Corp.	4,000	210,120

		536,901

Independent Power Producers & Energy Traders (0.5%)
AES Corp.*	45,700	915,828
Constellation Energy Group, Inc.	9,600	823,584
Dynegy, Inc., Class A*	3,700	34,188
Mirant Corp.*	11,900	484,092
NRG Energy, Inc.*	13,200	558,228
TXU Corp.	23,000	1,574,810

		4,390,730

Multi-Utilities (0.0%)
CenterPoint Energy, Inc.	21,700	347,851

Water Utilities (0.0%)
Aqua America, Inc.	600	13,608

Total Utilities		8,501,498

Total Common Stocks (88.4%) (Cost $757,798,525)		830,131,844

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (9.6%)
iShares Morningstar Large Core Index Fund	50,870	4,141,835
iShares NYSE 100 Index Fund	32,080	2,568,966
iShares Russell 1000 Growth Index Fund	668,210	41,248,603
iShares Russell 1000 Index Fund	17,290	1,434,033
iShares Russell 1000 Value Index Fund^	5,500	472,725
iShares S&P 100 Index Fund	35,630	2,548,258
iShares S&P 500 Growth Index Fund	506,360	36,032,578
iShares S&P 500 Index Fund	10,450	1,598,536
iShares S&P 500 Value Index Fund^	5,480	446,401

Total Investment Companies (9.6%) (Cost $87,844,849)		90,491,935

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (0.5%)
U.S. Treasury Bills
3.57%, 12/27/07 (p)	$340,000	337,058
3.77%, 1/10/08 (p)	1,973,000	1,952,147
3.81%, 1/31/08 (p)	810,000	799,605
3.88%, 2/7/08 (p)	770,000	759,372
(When Issued)
3.78%, 1/3/08 (p)	1,159,000	1,147,540

Total Government Securities		4,995,722

Short-Term Investments of Cash Collateral for Securities Loaned (1.6%)
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	15,105,471	15,105,471

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (1.4%)
JPMorgan Chase Nassau
4.43%, 10/1/07	$13,639,128	$13,639,128

Total Short-Term Investments (3.5%) (Cost/Amortized Cost $33,741,932)		33,740,321

Total Investments (101.5%) (Cost/Amortized Cost $879,385,306)		954,364,100
Other Assets Less Liabilities (-1.5%)		(14,490,690)

Net Assets (100%)		$939,873,410

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

At September 30, 2007 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/07	Unrealized Appreciation
S&P 500 Index	94	December-07	$7,113,396	$7,228,600	$115,204

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities, and Investment Companies	$1,054,229,635
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities, and Investment Companies	$1,092,823,406

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$94,659,285
Aggregate gross unrealized depreciation	(23,931,513)

Net unrealized appreciation	$70,727,772

Federal income tax cost of investments	$883,636,328

At September 30, 2007, the Portfolio had loaned securities with a total value of $14,774,231. This was secured by collateral of $15,105,471 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $803,251,793 of which $321,488,707 expires in the year 2009, $430,153,032 expires in the year 2010, and $51,610,054 which expires in the year 2011.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MARKETPLUS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.4%)
Auto Components (0.8%)
Autoliv, Inc.	18,800	$1,123,300
BorgWarner, Inc.^	104,100	9,528,273
TRW Automotive Holdings Corp.*	24,500	776,160
WABCO Holdings, Inc.^	73,100	3,417,425

		14,845,158

Automobiles (0.5%)
Ford Motor Co.*^	1,168,300	9,918,867
Thor Industries, Inc.^	1,700	76,483

		9,995,350

Distributors (0.3%)
Genuine Parts Co.	98,400	4,920,000

Diversified Consumer Services (0.1%)
Service Corp. International	169,900	2,191,710

Hotels, Restaurants & Leisure (0.7%)
Harrah’s Entertainment, Inc.	46,000	3,998,780
International Speedway Corp., Class A	20,100	921,786
Orient-Express Hotels Ltd., Class A^	1,300	66,651
Royal Caribbean Cruises Ltd.^	77,000	3,005,310
Ruby Tuesday, Inc.^	33,600	616,224
Station Casinos, Inc.	10,600	927,288
Wyndham Worldwide Corp.	97,500	3,194,100

		12,730,139

Household Durables (2.3%)
Black & Decker Corp.^	18,400	1,532,720
Centex Corp.	65,900	1,750,963
D.R. Horton, Inc^	181,500	2,325,015
Fortune Brands, Inc.	88,300	7,195,567
Jarden Corp.*	19,200	594,048
KB Home^	44,600	1,117,676
Leggett & Platt, Inc.^	102,400	1,961,984
Lennar Corp., Class A^	78,400	1,775,760
M.D.C. Holdings, Inc.^	128,800	5,273,072
Mohawk Industries, Inc.*^	31,800	2,585,340
Newell Rubbermaid, Inc.	236,900	6,827,458
NVR, Inc.*^	1,500	705,375
Pulte Homes, Inc.^	78,800	1,072,468
Ryland Group, Inc.^	24,400	522,892
Snap-On, Inc.	33,500	1,659,590
Stanley Works	32,700	1,835,451
Toll Brothers, Inc.*^	72,800	1,455,272
Whirlpool Corp.	53,500	4,766,850

		44,957,501

Internet & Catalog Retail (0.5%)
Expedia, Inc.*^	116,800	3,723,584
IAC/InterActiveCorp*^	94,200	2,794,914
Liberty Media Corp., Interactive, Class A*	151,000	2,900,710

		9,419,208

Leisure Equipment & Products (0.5%)
Brunswick Corp.	52,200	1,193,292
Eastman Kodak Co.	166,200	4,447,512
Hasbro, Inc.^	61,100	1,703,468
Mattel, Inc.	125,500	2,944,230

		10,288,502

Media (4.0%)
Cablevision Systems Corp. - New York Group, Class A*^	164,900	5,761,606
Central European Media Enterprises Ltd.*	1,800	165,078
Cinram International Income Fund	250,700	$4,698,183
Discovery Holding Co., Class A*	72,600	2,094,510
DreamWorks Animation SKG, Inc., Class A*	7,900	264,018
E.W. Scripps Co., Class A^	52,000	2,184,000
Entercom Communications Corp., Class A^	195,700	3,782,881
Gannett Co., Inc.	135,600	5,925,720
Getty Images, Inc.*^	14,800	412,032
Harte-Hanks, Inc.^	8,800	173,184
Hearst-Argyle Television, Inc.^	14,400	373,824
Idearc, Inc.^	84,800	2,668,656
Interpublic Group of Cos., Inc.*^	103,800	1,077,444
Liberty Global, Inc., Class A*	108,900	4,467,078
Liberty Media Corp., Capital Series, Class A*	74,600	9,312,318
McClatchy Co., Class A^	26,200	523,476
New York Times Co., Class A^	61,800	1,221,168
R.H. Donnelley Corp.*	281,200	15,752,824
Regal Entertainment Group, Class A^	8,600	188,770
Tribune Co.^	48,267	1,318,655
Virgin Media, Inc.^	468,100	11,360,787
Warner Music Group Corp.	9,400	94,940
Washington Post Co., Class B^	3,400	2,729,520

		76,550,672

Multiline Retail (0.1%)
Dillard’s, Inc., Class A^	35,400	772,782
Saks, Inc.^	11,400	195,510

		968,292

Specialty Retail (1.2%)
AnnTaylor Stores Corp.*	7,500	237,525
AutoNation, Inc.*^	90,900	1,610,748
Barnes & Noble, Inc.^	27,100	955,546
Circuit City Stores, Inc.^	589,500	4,662,945
Foot Locker, Inc.	194,300	2,978,619
Gap, Inc.	346,500	6,389,460
Office Depot, Inc.*	243,900	5,029,218
OfficeMax, Inc.	23,600	808,772
Penske Auto Group, Inc.^	32,300	653,752
RadioShack Corp.^	23,400	483,444

		23,810,029

Textiles, Apparel & Luxury Goods (0.4%)
Jones Apparel Group, Inc.	62,900	1,329,077
Liz Claiborne, Inc.	78,700	2,701,771
VF Corp.^	51,600	4,166,700

		8,197,548

Total Consumer Discretionary		218,874,109

Consumer Staples (6.1%)
Beverages (0.8%)
Brown-Forman Corp., Class B^	13,300	996,303
Coca-Cola Enterprises, Inc.^	180,100	4,362,022
Constellation Brands, Inc., Class A*	110,800	2,682,468
Molson Coors Brewing Co., Class B	31,700	3,159,539
Pepsi Bottling Group, Inc.	61,000	2,267,370
PepsiAmericas, Inc.	34,100	1,106,204

		14,573,906

Food & Staples Retailing (0.8%)
BJ’s Wholesale Club, Inc.*	37,700	1,250,132
Rite Aid Corp.*^	393,300	1,817,046
Safeway, Inc.	255,200	8,449,672
SUPERVALU, Inc.	121,400	4,735,814

		16,252,664

EQ ADVISORS TRUST

MARKETPLUS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Food Products (4.1%)
Bunge Ltd.^	189,400	$20,351,030
Campbell Soup Co.^	57,600	2,131,200
ConAgra Foods, Inc.	287,800	7,520,214
Corn Products International, Inc.^	43,000	1,972,410
Cosan Ltd., Class A*^	131,100	1,691,190
Dean Foods Co.	266,400	6,814,512
Del Monte Foods Co.	116,700	1,225,350
H.J. Heinz Co.	84,300	3,894,660
Hershey Co.^	28,600	1,327,326
Hormel Foods Corp.	42,700	1,527,806
JM Smucker Co.^	32,700	1,746,834
Marine Harvest*	7,134,000	9,077,531
McCormick & Co., Inc. (Non-Voting)	25,400	913,638
Sara Lee Corp.	202,500	3,379,725
Smithfield Foods, Inc.*	238,600	7,515,900
Tyson Foods, Inc., Class A	416,500	7,434,525
Wm. Wrigley Jr. Co.	16,600	1,066,218

		79,590,069

Household Products (0.1%)
Church & Dwight Co., Inc.^	2,200	103,488
Clorox Co.	6,400	390,336
Energizer Holdings, Inc.*	9,200	1,019,820

		1,513,644

Personal Products (0.1%)
Alberto-Culver Co.	40,400	1,001,516
Avon Products, Inc.	19,800	743,094

		1,744,610

Tobacco (0.2%)
Loews Corp.- Carolina Group	25,500	2,096,865
UST, Inc.^	41,500	2,058,400

		4,155,265

Total Consumer Staples		117,830,158

Energy (5.8%)
Energy Equipment & Services (0.6%)
ENSCO International, Inc.	6,300	353,430
Helmerich & Payne, Inc.	59,700	1,959,951
Nabors Industries Ltd.*	19,200	590,784
Patterson-UTI Energy, Inc.^	90,600	2,044,842
Pride International, Inc.*^	24,800	906,440
Rowan Cos., Inc.^	18,300	669,414
SBM Offshore N.V.	58,500	2,299,836
SEACOR Holdings, Inc.*^	14,000	1,331,400
Tidewater, Inc.^	11,200	703,808
Unit Corp.*	5,800	280,720

		11,140,625

Oil, Gas & Consumable Fuels (5.2%)
Arch Coal, Inc.^	186,000	6,275,640
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A. (ADR)*	522,300	3,375,103
Chesapeake Energy Corp.^	111,000	3,913,860
Cimarex Energy Co.	48,100	1,791,725
Continental Resources, Inc.*	9,200	166,888
El Paso Corp.	404,600	6,866,062
Forest Oil Corp.*^	45,600	1,962,624
Frontier Oil Corp.	31,600	1,315,824
Helix Energy Solutions Group, Inc.*^	10,700	454,322
Hess Corp.^	160,400	10,671,412
Murphy Oil Corp.^	108,700	7,597,043
Newfield Exploration Co.*.	279,100	13,441,456
Noble Energy, Inc.	184,900	12,950,396
Overseas Shipholding Group, Inc.^	19,200	1,475,136
Pioneer Natural Resources Co.	71,300	3,207,074
Plains Exploration & Production Co.*	41,400	$1,830,708
Pogo Producing Co.	33,800	1,795,118
Spectra Energy Corp.	365,100	8,937,648
St. Mary Land & Exploration Co.	36,300	1,294,821
Teekay Corp.^	23,300	1,370,273
Uranium One, Inc.*	323,600	4,278,228
USEC, Inc.*^	299,300	3,067,825
W&T Offshore, Inc.^	6,100	148,718
Western Refining, Inc.	7,500	304,350
Williams Cos., Inc.	56,400	1,920,984

		100,413,238

Total Energy		111,553,863

Financials (22.9%)
Capital Markets (2.5%)
A.G. Edwards, Inc.	5,800	485,750
Affiliated Managers Group, Inc.*^	59,400	7,574,094
Allied Capital Corp.^	88,000	2,586,320
American Capital Strategies Ltd.^	108,600	4,640,478
Ameriprise Financial, Inc.	135,900	8,576,649
Apollo Investment Corp.^	179,000	3,723,200
BlackRock, Inc.^	15,900	2,757,219
E*TRADE Financial Corp.*^	665,300	8,688,818
Janus Capital Group, Inc.^	22,800	644,784
Jefferies Group, Inc.	72,500	2,017,675
Legg Mason, Inc.	44,800	3,776,192
Northern Trust Corp.	19,300	1,279,011
Raymond James Financial, Inc.	54,400	1,787,040

		48,537,230

Commercial Banks (4.4%)
Associated Banc-Corp^	73,700	2,183,731
Bancorpsouth, Inc.^	47,500	1,154,250
Bank of Hawaii Corp.^	19,000	1,004,150
BOK Financial Corp.^	12,900	663,189
City National Corp./California^	51,800	3,600,618
Colonial BancGroup, Inc.^	91,800	1,984,716
Comerica, Inc.	90,100	4,620,328
Commerce Bancorp, Inc./New Jersey^	327,400	12,696,572
Commerce Bancshares, Inc./Missouri^	40,200	1,844,778
Cullen/Frost Bankers, Inc.^	34,700	1,739,164
East West Bancorp, Inc.^	35,500	1,276,580
First Citizens BancShares, Inc./North Carolina, Class A	3,500	610,400
First Horizon National Corp.^	72,700	1,938,182
Fulton Financial Corp.^	100,100	1,439,438
Huntington Bancshares, Inc./Ohio^	211,072	3,584,002
KeyCorp.	226,700	7,329,211
M&T Bank Corp.	39,700	4,106,965
Marshall & Ilsley Corp.^	149,700	6,552,369
Popular, Inc.^	161,400	1,981,992
Synovus Financial Corp.	99,800	2,799,390
TCF Financial Corp.^	74,700	1,955,646
UnionBanCal Corp.	71,300	4,164,633
Valley National Bancorp^	69,500	1,541,510
Webster Financial Corp.^	153,500	6,465,420
Whitney Holding Corp.	39,000	1,028,820
Wilmington Trust Corp.	39,700	1,544,330
Zions Bancorp	62,500	4,291,875

		84,102,259

Consumer Finance (0.1%)
AmeriCredit Corp.*^	63,500	1,116,330

EQ ADVISORS TRUST

MARKETPLUS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Student Loan Corp.^	2,300	$414,736

		1,531,066

Diversified Financial Services (1.2%)
CIT Group, Inc.^	236,500	9,507,300
Genesis Lease Ltd. (ADR)	304,800	7,583,424
Leucadia National Corp.^	94,700	4,566,434
NASDAQ Stock Market, Inc.*^	13,000	489,840

		22,146,998

Insurance (7.3%)
Alleghany Corp.*	2,900	1,177,400
Allied World Assurance Holdings Ltd./Bermuda^	34,900	1,811,659
Ambac Financial Group, Inc.^	58,900	3,705,399
American Financial Group, Inc./Ohio^.	47,500	1,354,700
American National Insurance Co.	9,100	1,197,105
Aon Corp.^	169,700	7,604,257
Arch Capital Group Ltd.*	29,400	2,187,654
Arthur J. Gallagher & Co.^	46,200	1,338,414
Assurant, Inc.^	69,900	3,739,650
Axis Capital Holdings Ltd.	88,800	3,455,208
Cincinnati Financial Corp.	99,200	4,296,352
CNA Financial Corp.^	15,700	617,324
Conseco, Inc.*^	109,000	1,744,000
Endurance Specialty Holdings Ltd.^	33,900	1,408,545
Erie Indemnity Co., Class A	22,500	1,375,425
Everest Reinsurance Group Ltd.	150,800	16,624,192
Fidelity National Financial, Inc., Class A^	128,100	2,239,188
First American Corp.^	55,800	2,043,396
Genworth Financial, Inc., Class A	251,300	7,722,449
Hanover Insurance Group, Inc.	28,200	1,246,158
HCC Insurance Holdings, Inc.^	36,900	1,056,816
Markel Corp.*	5,800	2,807,200
MBIA, Inc.^	75,600	4,615,380
Mercury General Corp.^	15,400	830,522
Nationwide Financial Services, Inc., Class A	30,600	1,646,892
Old Republic International Corp.	133,700	2,505,538
OneBeacon Insurance Group Ltd.^	16,500	355,575
PartnerReinsurance Ltd.^	25,500	2,014,245
Philadelphia Consolidated Holding Corp.*	7,800	322,452
Platinum Underwriters Holdings Ltd.^	35,000	1,258,600
Principal Financial Group, Inc.	146,100	9,217,449
Protective Life Corp.	40,500	1,718,820
Reinsurance Group of America, Inc.	179,600	10,181,524
RenaissanceReinsurance Holdings Ltd.^	41,800	2,734,138
Safeco Corp.	61,400	3,758,908
StanCorp Financial Group, Inc.	30,900	1,529,859
Torchmark Corp.	55,200	3,440,064
Transatlantic Holdings, Inc.^	10,000	703,300
Unitrin, Inc.	26,400	1,309,176
Unum Group	358,300	8,767,601
W.R. Berkley Corp.	72,000	2,133,360
Wesco Financial Corp.^	840	334,320
White Mountains Insurance Group Ltd.^	5,300	2,754,675
XL Capital Ltd., Class A	94,900	7,516,080

		140,400,969

Real Estate Investment Trusts (REITs) (6.4%)
AMB Property Corp. (REIT)	57,600	3,445,056
Annaly Capital Management, Inc. (REIT)^	182,800	$2,912,004
Apartment Investment & Management Co. (REIT)	53,100	2,396,403
Archstone-Smith Trust (REIT)^	128,800	7,746,032
AvalonBay Communities, Inc. (REIT)^	46,000	5,430,760
Boston Properties, Inc. (REIT)^	59,200	6,150,880
Brandywine Realty Trust (REIT)^	50,300	1,273,093
BRE Properties, Inc. (REIT)^	29,300	1,638,749
Camden Property Trust (REIT)	32,800	2,107,400
CapitalSource, Inc. (REIT)^	29,700	601,128
CBL & Associates Properties, Inc. (REIT)^	37,900	1,328,395
Colonial Properties Trust (REIT)	26,900	922,670
Developers Diversified Realty Corp. (REIT)^	72,200	4,033,814
Douglas Emmett, Inc. (REIT)^	59,800	1,478,854
Duke Realty Corp. (REIT)^	21,300	720,153
Equity Residential (REIT)^	168,000	7,116,480
Essex Property Trust, Inc. (REIT)^	7,600	893,532
Federal Realty Investment Trust (REIT)	15,700	1,391,020
First Industrial Realty Trust, Inc. (REIT)^	41,000	1,593,670
General Growth Properties, Inc. (REIT)	56,000	3,002,720
HCP, Inc. (REIT)^	119,000	3,947,230
Health Care REIT, Inc. (REIT)^	40,700	1,800,568
Hospitality Properties Trust (REIT)^	54,200	2,203,230
Host Hotels & Resorts, Inc. (REIT)^	301,700	6,770,148
HRPT Properties Trust (REIT)^	122,500	1,211,525
iStar Financial, Inc. (REIT)^	74,100	2,518,659
Kimco Realty Corp. (REIT)^	124,100	5,610,561
Liberty Property Trust (REIT)^	176,932	7,114,436
Mack-Cali Realty Corp. (REIT)^	39,200	1,611,120
Plum Creek Timber Co., Inc. (REIT)	94,200	4,216,392
ProLogis (REIT)^	18,500	1,227,475
Public Storage, Inc. (REIT)^	66,600	5,238,090
Rayonier, Inc. (REIT)^	42,000	2,017,680
Regency Centers Corp. (REIT)	40,100	3,077,675
SL Green Realty Corp. (REIT)^	34,300	4,005,211
Taubman Centers, Inc. (REIT)	13,900	761,025
Thornburg Mortgage, Inc. (REIT)^	363,700	4,673,545
Vornado Realty Trust (REIT)	77,100	8,430,885

		122,618,268

Thrifts & Mortgage Finance (1.0%)
Astoria Financial Corp.^	50,300	1,334,459
Capitol Federal Financial^	3,900	133,380
Hudson City Bancorp, Inc.^	189,400	2,912,972
IndyMac Bancorp, Inc.^	42,500	1,003,425
MGIC Investment Corp.^	48,000	1,550,880
New York Community Bancorp, Inc.^	181,100	3,449,955
People’s United Financial, Inc.	38,500	665,280
PMI Group, Inc.	50,200	1,641,540
Radian Group, Inc.^	46,500	1,082,520
Sovereign Bancorp, Inc.^	247,800	4,222,512
TFS Financial Corp.*^	50,000	647,000

EQ ADVISORS TRUST

MARKETPLUS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Washington Federal, Inc.	50,600	$1,328,756

		19,972,679

Total Financials		439,309,469

Health Care (4.1%)
Biotechnology (0.8%)
Alkermes, Inc.*^	397,600	7,315,840
Millennium Pharmaceuticals, Inc.*^	83,100	843,465
Theravance, Inc.*^	263,600	6,877,324

		15,036,629

Health Care Equipment & Supplies (0.6%)
Bausch & Lomb, Inc	24,600	1,574,400
Beckman Coulter, Inc	6,700	494,192
Cooper Cos., Inc.^	139,700	7,323,074
Hillenbrand Industries, Inc.^	29,500	1,623,090
Kinetic Concepts, Inc.*^	5,600	315,168

		11,329,924

Health Care Providers & Services (0.6%)
AmerisourceBergen Corp.	58,200	2,638,206
Brookdale Senior Living, Inc.^	16,500	656,865
Community Health Systems, Inc.*	50,600	1,590,864
Coventry Health Care, Inc.*.	5,900	367,039
Health Management Associates, Inc., Class A^	140,000	971,600
LifePoint Hospitals, Inc.*^	33,500	1,005,335
Omnicare, Inc.^	61,700	2,044,121
Quest Diagnostics, Inc.^	6,600	381,282
Tenet Healthcare Corp.*^	62,600	210,336
Universal Health Services, Inc., Class B	19,000	1,033,980

		10,899,628

Health Care Technology (0.4%)
IMS Health, Inc.	232,900	7,136,056

Life Sciences Tools & Services (0.4%)
Applera Corp.- Applied Biosystems Group	87,800	3,041,392
Charles River Laboratories International, Inc.*	25,600	1,437,440
Invitrogen Corp.*^	16,900	1,381,237
PerkinElmer, Inc.	51,800	1,513,078

		7,373,147

Pharmaceuticals (1.3%)
Barr Pharmaceuticals, Inc.*	251,500	14,312,865
Endo Pharmaceuticals Holdings, Inc.*^	304,100	9,430,141
King Pharmaceuticals, Inc.*	140,800	1,650,176
Watson Pharmaceuticals, Inc.*^	24,800	803,520

		26,196,702

Total Health Care		77,972,086

Industrials (12.7%)
Aerospace & Defense (1.2%)
Alliant Techsystems, Inc.*^	77,700	8,492,610
DRS Technologies, Inc.^	22,200	1,223,664
Goodrich Corp.	121,800	8,310,414
L-3 Communications Holdings, Inc.	48,000	4,902,720
Spirit Aerosystems Holdings, Inc., Class A*	7,400	288,156

		23,217,564

Airlines (1.1%)
Northwest Airlines Corp.*^	421,300	7,499,140
Southwest Airlines Co.	356,400	5,274,720
U.S. Airways Group, Inc.*	47,000	1,233,750
UAL Corp.*^	148,600	6,914,358

		20,921,968

Building Products (0.7%)
American Standard Cos., Inc.	125,100	$4,456,062
Armstrong World Industries, Inc.*	11,200	454,608
Lennox International, Inc.	28,900	976,820
Masco Corp.^	205,600	4,763,752
Owens Corning, Inc.*	63,700	1,595,685
USG Corp.*^	46,300	1,738,565

		13,985,492

Commercial Services & Supplies (1.5%)
Allied Waste Industries, Inc.*	140,100	1,786,275
Avery Dennison Corp.	9,000	513,180
Cintas Corp.	18,700	693,770
Copart, Inc.*	230,800	7,937,212
Pitney Bowes, Inc.	23,100	1,049,202
R.R. Donnelley & Sons Co.	295,000	10,785,200
Republic Services, Inc.	10,200	333,642
Steelcase, Inc., Class A^	9,900	178,002
United Stationers, Inc.*^	110,500	6,134,960

		29,411,443

Construction & Engineering (1.0%)
KBR, Inc.*	97,500	3,780,075
Shaw Group, Inc.*^	97,700	5,676,370
URS Corp.*^	163,400	9,223,930

		18,680,375

Electrical Equipment (0.3%)
Cooper Industries Ltd., Class A	71,700	3,663,153
Hubbell, Inc., Class B^	22,900	1,308,048

		4,971,201

Industrial Conglomerates (0.7%)
Carlisle Cos., Inc.^	195,600	9,506,160
Teleflex, Inc.	22,600	1,760,992
Walter Industries, Inc.^	60,300	1,622,070

		12,889,222

Machinery (4.2%)
AGCO Corp.*^	103,100	5,234,387
Crane Co.^	29,400	1,410,318
Dover Corp.	80,100	4,081,095
Eaton Corp.	74,700	7,398,288
Flowserve Corp.^	3,300	251,394
Gardner Denver, Inc.*	30,600	1,193,400
Ingersoll-Rand Co., Ltd., Class A	163,500	8,905,845
ITT Corp.	91,900	6,242,767
Kennametal, Inc.	123,400	10,363,132
Lincoln Electric Holdings, Inc.	7,900	613,119
Pall Corp.	6,200	241,180
Parker Hannifin Corp.	66,900	7,481,427
Pentair, Inc.^	250,600	8,314,908
SPX Corp.	32,900	3,045,224
Timken Co.^	54,800	2,035,820
Toro Co.^	164,200	9,659,886
Trinity Industries, Inc.^	93,500	3,509,990

		79,982,180

Marine (0.4%)
Alexander & Baldwin, Inc.^	24,800	1,243,224
American Commercial Lines, Inc.*^	287,700	6,827,121

		8,070,345

Road & Rail (1.1%)
Avis Budget Group, Inc.*	275,000	6,294,750
Con-way, Inc.^	5,800	266,800
CSX Corp.	209,400	8,947,662
Hertz Global Holdings, Inc.*^	64,500	1,465,440
Kansas City Southern, Inc.*^	17,700	569,409
Laidlaw International, Inc.	45,900	1,616,598
Ryder System, Inc.^	35,300	1,729,700

EQ ADVISORS TRUST

MARKETPLUS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
YRC Worldwide, Inc.*^	33,300	$909,756

		21,800,115

Trading Companies & Distributors (0.5%)
GATX Corp.^	18,000	769,500
UAP Holding Corp.^	215,800	6,767,488
United Rentals, Inc.*	47,200	1,518,424
W.W. Grainger, Inc.^	6,700	610,973

		9,666,385

Total Industrials		243,596,290

Information Technology (8.9%)
Communications Equipment (0.9%)
ADC Telecommunications, Inc.*^	67,800	1,329,558
Avaya, Inc.*	192,600	3,266,496
JDS Uniphase Corp.*^	531,000	7,943,760
Juniper Networks, Inc.*	84,100	3,078,901
Tellabs, Inc.*^	253,000	2,408,560

		18,027,275

Computers & Peripherals (1.0%)
Lexmark International, Inc., Class A*	24,900	1,034,097
NCR Corp.*	166,900	8,311,620
QLogic Corp.*	9,400	126,430
SanDisk Corp.*	53,500	2,947,850
Seagate Technology^	195,100	4,990,658
Western Digital Corp.*	90,000	2,278,800

		19,689,455

Electronic Equipment & Instruments (2.2%)
Arrow Electronics, Inc.*	393,700	16,740,124
Avnet, Inc.*	35,700	1,423,002
AVX Corp.^	23,400	376,740
Flextronics International Ltd.*	792,200	8,856,796
Ingram Micro, Inc., Class A*	83,800	1,643,318
Jabil Circuit, Inc.	39,300	897,612
Kingboard Laminates Holdings Ltd.	2,968,000	2,645,824
Molex, Inc.	34,300	923,699
Sanmina-SCI Corp.*	238,200	504,984
Solectron Corp.*	354,500	1,382,550
Tech Data Corp.*^	31,800	1,275,816
Tektronix, Inc.^	160,900	4,463,366
Vishay Intertechnology, Inc.*	88,800	1,157,064

		42,290,895

IT Services (1.5%)
Affiliated Computer Services, Inc., Class A*	31,100	1,562,464
BearingPoint, Inc.*^	818,700	3,315,735
CACI International, Inc., Class A*^	210,300	10,744,227
Ceridian Corp.*	8,100	281,394
CheckFree Corp.*^	9,900	460,746
Computer Sciences Corp.*	100,100	5,595,590
Convergys Corp.*	79,100	1,373,176
Electronic Data Systems Corp.	123,500	2,697,240
Fidelity National Information Services, Inc.	17,500	776,475
Hewitt Associates, Inc., Class A*	20,600	722,030
Unisys Corp.*	200,900	1,329,958

		28,859,035

Office Electronics (0.5%)
Xerox Corp.*	541,600	9,391,344

Semiconductors & Semiconductor Equipment (2.1%)
Advanced Micro Devices, Inc.*^	189,400	2,500,080
Atmel Corp.*	282,500	$1,457,700
Cree, Inc.*^	36,600	1,138,260
Fairchild Semiconductor International, Inc.*^	485,000	9,059,800
Integrated Device Technology, Inc.*	75,900	1,174,932
International Rectifier Corp.*	32,400	1,068,876
Intersil Corp., Class A	35,400	1,183,422
LSI Corp.*^	175,200	1,299,984
Micron Technology, Inc.*^	294,600	3,270,060
Novellus Systems, Inc.*	25,600	697,856
Rambus, Inc.*^	12,700	242,697
Teradyne, Inc.*	54,400	750,720
Varian Semiconductor
Equipment Associates, Inc.*^	294,250	15,748,260

		39,592,647

Software (0.7%)
CA, Inc.	89,200	2,294,224
Cadence Design Systems, Inc.*^	116,400	2,582,916
Compuware Corp.*	32,900	263,858
Fair Isaac Corp.	29,900	1,079,689
McAfee, Inc.*	181,700	6,335,879
Novell, Inc.*	175,300	1,339,292

		13,895,858

Total Information Technology		171,746,509

Materials (6.5%)
Chemicals (4.1%)
Air Products & Chemicals, Inc	66,200	6,471,712
Airgas, Inc.	2,900	149,727
Ashland, Inc.	32,400	1,950,804
Cabot Corp.^	10,500	373,065
Celanese Corp., Class A	240,100	9,359,098
Chemtura Corp.^	770,000	6,845,300
Cytec Industries, Inc.^	155,000	10,600,450
Eastman Chemical Co.^	48,600	3,243,078
FMC Corp.	239,600	12,463,992
Huntsman Corp.	52,200	1,382,778
International Flavors & Fragrances, Inc.^	13,200	697,752
Lubrizol Corp.	29,500	1,919,270
Lyondell Chemical Co.	133,700	6,196,995
Mosaic Co.*	51,000	2,729,520
PPG Industries, Inc.^	94,900	7,169,695
Rohm & Haas Co.^	40,400	2,249,068
RPM International, Inc.	9,900	237,105
Scotts Miracle-Gro Co., Class A^	20,500	876,375
Sigma-Aldrich Corp.^	53,000	2,583,220
Valspar Corp.	52,400	1,425,804
Westlake Chemical Corp.^	11,100	281,163

		79,205,971

Containers & Packaging (1.0%)
Bemis Co., Inc.^	60,400	1,758,244
Greif, Inc., Class A	9,700	588,596
Owens-Illinois, Inc.*	217,400	9,011,230
Sealed Air Corp.	80,500	2,057,580
Smurfit-Stone Container Corp.*	147,400	1,721,632
Sonoco Products Co.	57,800	1,744,404
Temple-Inland, Inc.^	61,100	3,215,693

		20,097,379

Metals & Mining (1.1%)
Carpenter Technology Corp.^	6,700	871,067
Cleveland-Cliffs, Inc.^	80,300	7,063,991
Commercial Metals Co.	68,900	2,180,685
Reliance Steel & Aluminum Co.^	34,300	1,939,322
Steel Dynamics, Inc.	36,400	1,699,880

EQ ADVISORS TRUST

MARKETPLUS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
United States Steel Corp.^	68,400	$7,246,296

		21,001,241

Paper & Forest Products (0.3%)
Domtar Corp.*	128,600	1,054,520
Louisiana-Pacific Corp.^	60,300	1,023,291
MeadWestvaco Corp.	106,600	3,147,898

		5,225,709

Total Materials		125,530,300

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.4%)
CenturyTel, Inc.	63,300	2,925,726
Citizens Communications Co.^	163,000	2,334,160
Embarq Corp.	194,600	10,819,760
Qwest Communications International, Inc.*^	929,600	8,515,136
Windstream Corp.^	123,500	1,743,820

		26,338,602

Wireless Telecommunication Services (0.2%)
Clearwire Corp., Class A*^	13,400	327,496
Crown Castle International Corp.*^	24,400	991,372
Telephone & Data Systems, Inc.	32,700	2,182,725
U.S. Cellular Corp.*^	6,500	638,300

		4,139,893

Total Telecommunication Services		30,478,495

Utilities (9.3%)
Electric Utilities (3.3%)
American Electric Power Co., Inc	230,400	10,616,832
DPL, Inc.^	30,400	798,304
Edison International	188,300	10,441,235
Great Plains Energy, Inc.^	49,700	1,431,857
Hawaiian Electric Industries, Inc.^	47,500	1,031,225
Northeast Utilities	383,500	10,956,595
Pepco Holdings, Inc.	111,600	3,022,128
Pinnacle West Capital Corp.^	57,900	2,287,629
PPL Corp.	83,600	3,870,680
Progress Energy, Inc.^	149,000	6,980,650
Reliant Energy, Inc.*^	197,400	5,053,440
Sierra Pacific Resources	427,900	6,730,867

		63,221,442

Gas Utilities (1.3%)
AGL Resources, Inc.	45,000	1,782,900
Atmos Energy Corp.	51,300	1,452,816
Energen Corp.	41,400	2,364,768
Equitable Resources, Inc.	16,900	876,603
National Fuel Gas Co.^	48,200	2,256,242
ONEOK, Inc.	62,200	2,948,280
Questar Corp.	65,600	3,445,968
Southern Union Co.^	62,100	1,931,931
UGI Corp.	327,800	8,516,244

		25,575,752

Independent Power Producers & Energy Traders (0.4%)
Constellation Energy Group, Inc.^	23,300	1,998,907
Dynegy, Inc., Class A*	163,700	1,512,588
Mirant Corp.*	46,600	1,895,688
NRG Energy, Inc.*^	27,300	1,154,517

		6,561,700

Multi-Utilities (4.2%)
Alliant Energy Corp.	65,700	2,517,624
Ameren Corp.^	119,600	6,279,000
CMS Energy Corp.^	129,700	2,181,554
Consolidated Edison, Inc.	156,300	7,236,690
DTE Energy Co.^	101,700	4,926,348
Energy East Corp.	91,300	$2,469,665
Integrys Energy Group, Inc.	43,700	2,238,751
MDU Resources Group, Inc.	105,100	2,925,984
NiSource, Inc.	158,400	3,031,776
NSTAR^	61,700	2,147,777
OGE Energy Corp.	53,000	1,754,300
PG&E Corp.	203,100	9,708,180
Puget Energy, Inc.^	67,500	1,651,725
SCANA Corp.	67,400	2,611,076
Sempra Energy	152,400	8,857,488
TECO Energy, Inc.^	121,100	1,989,673
Vectren Corp.^	44,200	1,206,218
Wisconsin Energy Corp.	266,200	11,986,986
Xcel Energy, Inc.^	236,300	5,089,902

		80,810,717

Water Utilities (0.1%)
Aqua America, Inc.^	71,400	1,619,352

Total Utilities		177,788,963

Total Common Stocks (89.3%) (Cost $1,748,732,028)		1,714,680,242

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (9.9%)
iShares Morningstar Mid Core Index Fund^	112,976	9,974,651
iShares Morningstar Mid Growth Index Fund^	23,540	2,373,538
iShares Morningstar Mid Value Index Fund^	280,807	24,087,624
iShares Russell Midcap Growth Index Fund^	38,297	4,446,282
iShares Russell Midcap Index Fund	141,229	15,279,566
iShares Russell Midcap Value Index Fund	611,085	92,457,161
iShares S&P MidCap 400 Growth Index Fund^	27,454	2,487,881
iShares S&P MidCap 400 Index Fund^	116,595	10,266,190
iShares S&P MidCap 400/ BARRA Value Index Fund^	346,282	29,108,465

Total Investment Companies (9.9%) (Cost $199,477,265)		190,481,358

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (0.0%)
U.S. Treasury Bills
3.57%, 12/27/07 (p)	$320,000	317,232

Short-Term Investments of Cash Collateral for Securities Loaned (26.7%)
American Express Bank FSB
5.62%, 7/18/08 (l)	5,000,000	5,000,000
Aspen Funding Corp.
5.30%, 10/1/07	19,991,167	19,991,167
Atlantic Asset Securitization LLC
5.30%, 10/1/07	19,991,167	19,991,167
BCP Finance Bank Ltd.
5.77%, 8/1/08	10,000,000	10,000,000
Beta Finance, Inc.
4.87%, 3/10/08 (l)	14,998,569	14,998,569
Calyon/New York
4.91%, 7/2/10 (l)	9,994,389	9,994,389
CAM U.S. Finance S.A.
5.41%, 2/2/09 (l)	10,000,000	10,000,000

EQ ADVISORS TRUST

MARKETPLUS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
CC USA, Inc.
5.89%, 2/12/09 (l)	$14,991,950	$14,991,950
Citigroup Funding, Inc.
4.86%, 3/16/09 (l)	4,000,000	4,000,000
Citigroup Global Markets, Inc.
5.40%, 10/5/07 (l)	5,000,000	5,000,000
Comerica Bank
5.87%, 8/7/08 (l).	17,993,904	17,993,904
Deutsche Bank Securities, Inc., Repurchase Agreement
5.10%, 10/1/07 (r)	260,000,000	260,000,000
Gemini Securitization Corp.
5.41%, 10/3/07	9,918,035	9,918,035
Goldman Sachs Group, Inc.
4.91%, 3/27/09 (l)	5,000,000	5,000,000
Govco, Inc.
5.25%, 10/1/07	19,991,250	19,991,250
HBOS Treasury Services plc
4.87%, 7/17/08 (l)	6,000,000	6,000,000
K2 (USA) LLC
4.89%, 2/15/08 (l)	9,998,740	9,998,740
Lafayette Asset Securitization LLC
5.55%, 10/1/07	22,989,362	22,989,362
Links Finance LLC
4.87%, 6/22/09 (l)	14,993,441	14,993,441
Morgan Stanley, Repurchase Agreement
5.15%, 10/1/07 (r)	13,082,008	13,082,008
Pricoa Global Funding I
4.86%, 5/23/08 (l)	8,000,000	8,000,000
Unicredito Italiano Bank (Ireland) plc
5.84%, 8/8/08 (l)	$10,000,000	$10,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		511,933,982

Time Deposit (0.6%)
JPMorgan Chase Nassau
4.43%, 10/1/07	10,892,420	10,892,420

Total Short-Term Investments (27.3%) (Cost/Amortized Cost $523,143,634)		523,143,634

Total Investments (126.5%) (Cost/Amortized Cost $2,471,352,927)		2,428,305,234
Other Assets Less Liabilities (-26.5%)		(508,532,485)

Net Assets (100%)		$1,919,772,749

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

At September 30, 2007 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/07	Unrealized Appreciation
S&P MidCap 400 E-mini	38	December-07	$3,375,871	$3,394,540	$18,669

Investment security transactions for the nine months ended September 30, 2007 were as follows:

Cost of Purchases:
Stocks, long-term corporate debt securities, and Investment Companies	$2,913,564,488
Net Proceeds of Sales and Redemptions:
Stocks, long-term corporate debt securities, and Investment Companies	$2,947,684,102

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$100,983,184
Aggregate gross unrealized depreciation	(147,669,976)

Net unrealized depreciation	$(46,686,792)

Federal income tax cost of investments	$2,474,992,026

At September 30, 2007, the Portfolio had loaned securities with a total value of $502,204,054. This was secured by collateral of $511,933,982 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2007, the Portfolio incurred approximately $1,084 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

Note 1 Valuation

Equity securities listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price (except for securities sold short that are valued at the closing price or the mean of the latest available ask and bid price). Other unlisted equity securities are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s sale price is used. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term investment securities, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Short-term investment securities, which mature in more than 60 days are valued at representative quoted prices. The EQ/Money Market Portfolio values all short-term investment securities at amortized cost.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, are valued at fair value under the direction of the Trustees.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

September 30, 2007 (Unaudited)

Investments in the All Asset Allocation Portfolio are valued based on the net asset value per share of each underlying fund which follow the policies as described above. In addition, underlying investment companies in the All Asset Allocation Portfolio are valued based on the official closing price on the date of valuation.

Investments in the EQ/Franklin Templeton Founding Strategy Portfolio are valued based on the net asset value per share of each underlying fund which follow the policies as described above.

Investments in the EQ/International ETF Portfolio are valued based on the official closing price of the underlying investment companies on the date of valuation.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) market value of investment securities, other assets and liabilities — at the valuation date.

(ii) purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

For all Portfolios, the Trustees have approved the lending of portfolio securities, through JPMorgan Chase Bank N.A. (“JPMorgan Chase”), acting as lending agent to certain approved broker-dealers, in exchange for negotiated lenders’ fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

September 30, 2007 (Unaudited)

securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of a Portfolio’s securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. The securities loaned are marked to market on a daily basis. JPMorgan Chase will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan Chase invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At September 30, 2007, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan Chase and is summarized in the Portfolio of Investments. The Portfolios bear the risk of any loss in market value of the collateral. Each Portfolio has an individual interest equal to the amount of cash collateral contributed.

Repurchase Agreements:

Certain Portfolios may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised, are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

September 30, 2007 (Unaudited)

sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

The AXA Rosenberg Value Long/Short Equity Portfolio engages in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized by cash deposits and securities with the applicable counterparty broker. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Portfolio is held by one broker. The Portfolio is subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. Dividend expense on short sales is treated as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value in the financial statements. Short sale transactions involve risk because the ultimate obligation may exceed the related amount shown in the accompanying Statement of Assets and Liabilities. The Portfolio will incur a loss if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the price of the security declines between those dates.

Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

September 30, 2007 (Unaudited)

Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. Certain Portfolios may engage in synthetic equity swaps. Synthetic equity swaps are contracts entered into between a broker and the Portfolio under which the parties agree to make payments to each other as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place. A Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swap agreements are stated at market value on the Statement of Assets and Liabilities. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Portfolios had swap contracts outstanding at September 30, 2007.

Dollar Roll Transactions:

Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rates as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities. None of the Portfolios had dollar roll transactions outstanding at September 30, 2007.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Concluded)

September 30, 2007 (Unaudited)

arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Note 2 Substitution and Reorganization Transactions

After the close of business August 17, 2007, the EQ/AllianceBernstein Value Portfolio acquired the net assets of the EQ/AllianceBernstein Growth and Income Portfolio pursuant to a Plan of Reorganization and Termination. For accounting purposes, this transaction is treated as a merger.

Item 2. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chairman
November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
November 29, 2007

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer
November 29, 2007